UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Variable Insurance Trust

650 Newport Center Drive, Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).
•	PIMCO All Asset Portfolio Administrative Class
•	PIMCO All Asset Portfolio Advisor Class
•	PIMCO All Asset Portfolio Institutional Class
•	PIMCO All Asset Portfolio Class M
•	PIMCO Balanced Allocation Portfolio Administrative Class
•	PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class
•	PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class
•	PIMCO CommodityRealReturn® Strategy Portfolio Class M
•	PIMCO CommodityRealReturn® Strategy Portfolio Institutional Class
•	PIMCO Dynamic Bond Portfolio Administrative Class
•	PIMCO Dynamic Bond Portfolio Advisor Class
•	PIMCO Dynamic Bond Portfolio Class M
•	PIMCO Dynamic Bond Portfolio Institutional Class
•	PIMCO Emerging Markets Bond Portfolio Administrative Class
•	PIMCO Emerging Markets Bond Portfolio Advisor Class
•	PIMCO Emerging Markets Bond Portfolio Class M
•	PIMCO Emerging Markets Bond Portfolio Institutional Class
•	PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class
•	PIMCO Global Bond Opportunities Portfolio (Unhedged) Advisor Class
•	PIMCO Global Bond Opportunities Portfolio (Unhedged) Institutional Class
•	PIMCO Global Core Bond (Hedged) Portfolio Administrative Class
•	PIMCO Global Diversified Allocation Portfolio Administrative Class
•	PIMCO Global Diversified Allocation Portfolio Advisor Class
•	PIMCO Global Managed Asset Allocation Portfolio Administrative Class
•	PIMCO Global Managed Asset Allocation Portfolio Advisor Class
•	PIMCO Global Managed Asset Allocation Portfolio Institutional Class
•	PIMCO High Yield Portfolio Administrative Class
•	PIMCO High Yield Portfolio Advisor Class
•	PIMCO High Yield Portfolio Institutional Class
•	PIMCO Income Portfolio Administrative Class
•	PIMCO Income Portfolio Advisor Class
•	PIMCO Income Portfolio Institutional Class
•	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Administrative Class
•	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class
•	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Institutional Class
•	PIMCO International Bond Portfolio (Unhedged) Administrative Class
•	PIMCO International Bond Portfolio (Unhedged) Advisor Class
•	PIMCO International Bond Portfolio (Unhedged) Institutional Class
•	PIMCO Long-Term U.S. Government Portfolio Administrative Class
•	PIMCO Long-Term U.S. Government Portfolio Advisor Class
•	PIMCO Long-Term U.S. Government Portfolio Institutional Class
•	PIMCO Low Duration Portfolio Administrative Class
•	PIMCO Low Duration Portfolio Advisor Class
•	PIMCO Low Duration Portfolio Institutional Class
•	PIMCO Real Return Portfolio Administrative Class
•	PIMCO Real Return Portfolio Advisor Class
•	PIMCO Real Return Portfolio Institutional Class
•	PIMCO Short-Term Portfolio Administrative Class
•	PIMCO Short-Term Portfolio Advisor Class
•	PIMCO Short-Term Portfolio Institutional Class
•	PIMCO Total Return Portfolio Administrative Class
•	PIMCO Total Return Portfolio Advisor Class
•	PIMCO Total Return Portfolio Institutional Class

(b)	Not applicable to the Registrant.

Administrative Class

PIMCO All Asset Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$51	0.51%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in emerging markets ("EM") equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in U.S. small equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in long duration bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in select liquid alternatives, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in EM local bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,058	$10,186	$10,249	$9,980
2/28/2015	$10,203	$10,126	$10,160	$10,045
3/31/2015	$10,010	$10,184	$10,120	$10,111
4/30/2015	$10,290	$10,127	$10,208	$10,163
5/31/2015	$10,145	$10,085	$10,160	$10,236
6/30/2015	$9,982	$9,961	$10,106	$10,305
7/31/2015	$9,826	$10,059	$10,097	$10,363
8/31/2015	$9,407	$10,032	$10,044	$10,405
9/30/2015	$9,109	$10,092	$10,018	$10,425
10/31/2015	$9,414	$10,124	$10,021	$10,477
11/30/2015	$9,247	$10,129	$10,007	$10,532
12/31/2015	$9,101	$10,102	$9,948	$10,564
1/31/2016	$8,971	$10,249	$10,076	$10,602
2/29/2016	$8,961	$10,348	$10,160	$10,632
3/31/2016	$9,558	$10,433	$10,307	$10,707
4/30/2016	$9,849	$10,451	$10,334	$10,790
5/31/2016	$9,618	$10,495	$10,274	$10,858
6/30/2016	$9,939	$10,695	$10,442	$10,932
7/31/2016	$10,161	$10,759	$10,476	$10,971
8/31/2016	$10,201	$10,753	$10,423	$11,035
9/30/2016	$10,310	$10,752	$10,502	$11,108
10/31/2016	$10,340	$10,648	$10,490	$11,178
11/30/2016	$10,097	$10,472	$10,336	$11,236
12/31/2016	$10,278	$10,501	$10,347	$11,309
1/31/2017	$10,504	$10,462	$10,424	$11,399
2/28/2017	$10,689	$10,552	$10,450	$11,462
3/31/2017	$10,789	$10,547	$10,456	$11,504
4/30/2017	$10,830	$10,619	$10,503	$11,564
5/31/2017	$10,964	$10,681	$10,498	$11,603
6/30/2017	$10,978	$10,651	$10,415	$11,658
7/31/2017	$11,197	$10,686	$10,467	$11,709
8/31/2017	$11,332	$10,783	$10,539	$11,800
9/30/2017	$11,330	$10,733	$10,488	$11,906
10/31/2017	$11,404	$10,779	$10,505	$11,963
11/30/2017	$11,457	$10,795	$10,493	$12,042
12/31/2017	$11,670	$10,819	$10,543	$12,115
1/31/2018	$11,950	$10,742	$10,464	$12,214
2/28/2018	$11,648	$10,718	$10,416	$12,295
3/31/2018	$11,694	$10,807	$10,502	$12,347
4/30/2018	$11,694	$10,767	$10,487	$12,428
5/31/2018	$11,543	$10,807	$10,536	$12,506
6/30/2018	$11,409	$10,827	$10,566	$12,568
7/31/2018	$11,529	$10,830	$10,525	$12,629
8/31/2018	$11,366	$10,863	$10,596	$12,702
9/30/2018	$11,427	$10,822	$10,522	$12,778
10/31/2018	$11,077	$10,800	$10,441	$12,859
11/30/2018	$11,164	$10,853	$10,474	$12,902
12/31/2018	$11,039	$11,010	$10,517	$12,963
1/31/2019	$11,539	$11,127	$10,635	$13,006
2/28/2019	$11,561	$11,140	$10,645	$13,096
3/31/2019	$11,633	$11,340	$10,787	$13,197
4/30/2019	$11,689	$11,346	$10,833	$13,298
5/31/2019	$11,577	$11,510	$10,951	$13,356
6/30/2019	$11,932	$11,671	$11,060	$13,406
7/31/2019	$11,876	$11,763	$11,077	$13,491
8/31/2019	$11,730	$12,030	$11,219	$13,557
9/30/2019	$11,851	$11,974	$11,127	$13,633
10/31/2019	$12,021	$11,953	$11,158	$13,725
11/30/2019	$12,021	$11,939	$11,160	$13,817
12/31/2019	$12,352	$11,915	$11,238	$13,912
1/31/2020	$12,157	$12,130	$11,383	$13,983
2/29/2020	$11,734	$12,278	$11,482	$14,058
3/31/2020	$10,362	$12,087	$11,272	$14,058
4/30/2020	$10,918	$12,283	$11,501	$14,010
5/31/2020	$11,285	$12,318	$11,572	$14,052
6/30/2020	$11,614	$12,379	$11,696	$14,171
7/31/2020	$11,990	$12,514	$11,863	$14,303
8/31/2020	$12,085	$12,424	$12,031	$14,412
9/30/2020	$11,907	$12,469	$11,989	$14,501
10/31/2020	$11,752	$12,470	$11,939	$14,576
11/30/2020	$12,804	$12,541	$12,031	$14,670
12/31/2020	$13,342	$12,580	$12,180	$14,789
1/31/2021	$13,571	$12,512	$12,256	$14,877
2/28/2021	$13,920	$12,317	$12,168	$14,996
3/31/2021	$14,148	$12,269	$12,187	$15,129
4/30/2021	$14,521	$12,301	$12,343	$15,291
5/31/2021	$14,894	$12,328	$12,458	$15,447
6/30/2021	$15,122	$12,389	$12,468	$15,633
7/31/2021	$15,199	$12,543	$12,755	$15,770
8/31/2021	$15,302	$12,517	$12,731	$15,878
9/30/2021	$15,039	$12,399	$12,678	$16,004
10/31/2021	$15,280	$12,367	$12,781	$16,211
11/30/2021	$14,958	$12,455	$12,811	$16,410
12/31/2021	$15,507	$12,405	$12,873	$16,590
1/31/2022	$15,252	$12,210	$12,717	$16,748
2/28/2022	$15,036	$12,047	$12,840	$16,938
3/31/2022	$15,155	$11,788	$12,648	$17,179
4/30/2022	$14,605	$11,471	$12,530	$17,318
5/31/2022	$14,605	$11,455	$12,525	$17,538
6/30/2022	$13,595	$11,281	$12,215	$17,819
7/31/2022	$14,129	$11,568	$12,655	$17,891
8/31/2022	$13,839	$11,266	$12,354	$17,977
9/30/2022	$12,755	$10,905	$11,735	$18,116
10/31/2022	$13,170	$10,867	$11,863	$18,279
11/30/2022	$13,893	$11,144	$12,009	$18,399
12/31/2022	$13,671	$11,013	$11,928	$18,483
1/31/2023	$14,384	$11,267	$12,087	$18,650
2/28/2023	$13,956	$11,087	$11,944	$18,795
3/31/2023	$14,082	$11,333	$12,278	$18,885
4/30/2023	$14,179	$11,391	$12,302	$19,039
5/31/2023	$13,825	$11,346	$12,163	$19,137
6/30/2023	$14,182	$11,339	$12,104	$19,255
7/31/2023	$14,503	$11,343	$12,159	$19,371
8/31/2023	$14,214	$11,329	$12,105	$19,544
9/30/2023	$13,840	$11,133	$11,982	$19,691
10/31/2023	$13,550	$11,054	$11,967	$19,786
11/30/2023	$14,179	$11,434	$12,195	$19,896
12/31/2023	$14,784	$11,800	$12,448	$20,022
1/31/2024	$14,735	$11,777	$12,494	$20,162
2/29/2024	$14,784	$11,696	$12,382	$20,330
3/31/2024	$15,054	$11,801	$12,481	$20,486
4/30/2024	$14,688	$11,611	$12,353	$20,631
5/31/2024	$15,004	$11,714	$12,524	$20,716
6/30/2024	$15,033	$11,816	$12,620	$20,790
7/31/2024	$15,405	$12,044	$12,808	$20,906
8/31/2024	$15,592	$12,176	$12,896	$21,028
9/30/2024	$15,890	$12,317	$13,062	$21,150
10/31/2024	$15,391	$12,151	$12,889	$21,285
11/30/2024	$15,752	$12,295	$12,947	$21,435
12/31/2024	$15,337	$12,201	$12,833	$21,603

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	3.74%	4.42%	4.37%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
Bloomberg U.S. TIPS: 1-10 Year Index	3.09%	2.69%	2.53%
Consumer Price Index + 500 Basis Points	7.90%	9.20%	8.01%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$196,933
# of Portfolio Holdings	26
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$249
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.0%
PIMCO All Asset: Multi-Real Fund	15.3%
PIMCO Low Duration Fund	11.7%
PIMCO Total Return Fund	8.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.0%
PIMCO Emerging Markets Local Currency and Bond Fund	4.0%
PIMCO High Yield Fund	3.9%
PIMCO TRENDS Managed Futures Strategy Fund	3.9%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO All Asset Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT0328TSRAR_123124

Advisor Class

PIMCO All Asset Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$62	0.61%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in emerging markets ("EM") equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in U.S. small equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in long duration bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in select liquid alternatives, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in EM local bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,048	$10,186	$10,249	$9,980
2/28/2015	$10,191	$10,126	$10,160	$10,045
3/31/2015	$9,998	$10,184	$10,120	$10,111
4/30/2015	$10,275	$10,127	$10,208	$10,163
5/31/2015	$10,132	$10,085	$10,160	$10,236
6/30/2015	$9,967	$9,961	$10,106	$10,305
7/31/2015	$9,813	$10,059	$10,097	$10,363
8/31/2015	$9,390	$10,032	$10,044	$10,405
9/30/2015	$9,092	$10,092	$10,018	$10,425
10/31/2015	$9,403	$10,124	$10,021	$10,477
11/30/2015	$9,228	$10,129	$10,007	$10,532
12/31/2015	$9,081	$10,102	$9,948	$10,564
1/31/2016	$8,963	$10,249	$10,076	$10,602
2/29/2016	$8,943	$10,348	$10,160	$10,632
3/31/2016	$9,540	$10,433	$10,307	$10,707
4/30/2016	$9,828	$10,451	$10,334	$10,790
5/31/2016	$9,600	$10,495	$10,274	$10,858
6/30/2016	$9,915	$10,695	$10,442	$10,932
7/31/2016	$10,144	$10,759	$10,476	$10,971
8/31/2016	$10,184	$10,753	$10,423	$11,035
9/30/2016	$10,288	$10,752	$10,502	$11,108
10/31/2016	$10,308	$10,648	$10,490	$11,178
11/30/2016	$10,069	$10,472	$10,336	$11,236
12/31/2016	$10,253	$10,501	$10,347	$11,309
1/31/2017	$10,476	$10,462	$10,424	$11,399
2/28/2017	$10,658	$10,552	$10,450	$11,462
3/31/2017	$10,755	$10,547	$10,456	$11,504
4/30/2017	$10,796	$10,619	$10,503	$11,564
5/31/2017	$10,928	$10,681	$10,498	$11,603
6/30/2017	$10,939	$10,651	$10,415	$11,658
7/31/2017	$11,165	$10,686	$10,467	$11,709
8/31/2017	$11,298	$10,783	$10,539	$11,800
9/30/2017	$11,293	$10,733	$10,488	$11,906
10/31/2017	$11,366	$10,779	$10,505	$11,963
11/30/2017	$11,418	$10,795	$10,493	$12,042
12/31/2017	$11,625	$10,819	$10,543	$12,115
1/31/2018	$11,900	$10,742	$10,464	$12,214
2/28/2018	$11,604	$10,718	$10,416	$12,295
3/31/2018	$11,647	$10,807	$10,502	$12,347
4/30/2018	$11,647	$10,767	$10,487	$12,428
5/31/2018	$11,498	$10,807	$10,536	$12,506
6/30/2018	$11,363	$10,827	$10,566	$12,568
7/31/2018	$11,481	$10,830	$10,525	$12,629
8/31/2018	$11,320	$10,863	$10,596	$12,702
9/30/2018	$11,377	$10,822	$10,522	$12,778
10/31/2018	$11,022	$10,800	$10,441	$12,859
11/30/2018	$11,119	$10,853	$10,474	$12,902
12/31/2018	$10,992	$11,010	$10,517	$12,963
1/31/2019	$11,484	$11,127	$10,635	$13,006
2/28/2019	$11,506	$11,140	$10,645	$13,096
3/31/2019	$11,574	$11,340	$10,787	$13,197
4/30/2019	$11,640	$11,346	$10,833	$13,298
5/31/2019	$11,519	$11,510	$10,951	$13,356
6/30/2019	$11,877	$11,671	$11,060	$13,406
7/31/2019	$11,810	$11,763	$11,077	$13,491
8/31/2019	$11,667	$12,030	$11,219	$13,557
9/30/2019	$11,783	$11,974	$11,127	$13,633
10/31/2019	$11,961	$11,953	$11,158	$13,725
11/30/2019	$11,961	$11,939	$11,160	$13,817
12/31/2019	$12,282	$11,915	$11,238	$13,912
1/31/2020	$12,091	$12,130	$11,383	$13,983
2/29/2020	$11,675	$12,278	$11,482	$14,058
3/31/2020	$10,291	$12,087	$11,272	$14,058
4/30/2020	$10,860	$12,283	$11,501	$14,010
5/31/2020	$11,218	$12,318	$11,572	$14,052
6/30/2020	$11,541	$12,379	$11,696	$14,171
7/31/2020	$11,922	$12,514	$11,863	$14,303
8/31/2020	$12,014	$12,424	$12,031	$14,412
9/30/2020	$11,826	$12,469	$11,989	$14,501
10/31/2020	$11,673	$12,470	$11,939	$14,576
11/30/2020	$12,717	$12,541	$12,031	$14,670
12/31/2020	$13,254	$12,580	$12,180	$14,789
1/31/2021	$13,478	$12,512	$12,256	$14,877
2/28/2021	$13,821	$12,317	$12,168	$14,996
3/31/2021	$14,055	$12,269	$12,187	$15,129
4/30/2021	$14,420	$12,301	$12,343	$15,291
5/31/2021	$14,798	$12,328	$12,458	$15,447
6/30/2021	$15,018	$12,389	$12,468	$15,633
7/31/2021	$15,094	$12,543	$12,755	$15,770
8/31/2021	$15,194	$12,517	$12,731	$15,878
9/30/2021	$14,925	$12,399	$12,678	$16,004
10/31/2021	$15,174	$12,367	$12,781	$16,211
11/30/2021	$14,846	$12,455	$12,811	$16,410
12/31/2021	$15,380	$12,405	$12,873	$16,590
1/31/2022	$15,142	$12,210	$12,717	$16,748
2/28/2022	$14,918	$12,047	$12,840	$16,938
3/31/2022	$15,032	$11,788	$12,648	$17,179
4/30/2022	$14,480	$11,471	$12,530	$17,318
5/31/2022	$14,480	$11,455	$12,525	$17,538
6/30/2022	$13,488	$11,281	$12,215	$17,819
7/31/2022	$14,010	$11,568	$12,655	$17,891
8/31/2022	$13,726	$11,266	$12,354	$17,977
9/30/2022	$12,649	$10,905	$11,735	$18,116
10/31/2022	$13,054	$10,867	$11,863	$18,279
11/30/2022	$13,775	$11,144	$12,009	$18,399
12/31/2022	$13,554	$11,013	$11,928	$18,483
1/31/2023	$14,266	$11,267	$12,087	$18,650
2/28/2023	$13,833	$11,087	$11,944	$18,795
3/31/2023	$13,953	$11,333	$12,278	$18,885
4/30/2023	$14,047	$11,391	$12,302	$19,039
5/31/2023	$13,703	$11,346	$12,163	$19,137
6/30/2023	$14,046	$11,339	$12,104	$19,255
7/31/2023	$14,376	$11,343	$12,159	$19,371
8/31/2023	$14,078	$11,329	$12,105	$19,544
9/30/2023	$13,710	$11,133	$11,982	$19,691
10/31/2023	$13,411	$11,054	$11,967	$19,786
11/30/2023	$14,056	$11,434	$12,195	$19,896
12/31/2023	$14,641	$11,800	$12,448	$20,022
1/31/2024	$14,593	$11,777	$12,494	$20,162
2/29/2024	$14,641	$11,696	$12,382	$20,330
3/31/2024	$14,902	$11,801	$12,481	$20,486
4/30/2024	$14,544	$11,611	$12,353	$20,631
5/31/2024	$14,853	$11,714	$12,524	$20,716
6/30/2024	$14,893	$11,816	$12,620	$20,790
7/31/2024	$15,256	$12,044	$12,808	$20,906
8/31/2024	$15,437	$12,176	$12,896	$21,028
9/30/2024	$15,723	$12,317	$13,062	$21,150
10/31/2024	$15,238	$12,151	$12,889	$21,285
11/30/2024	$15,590	$12,295	$12,947	$21,435
12/31/2024	$15,164	$12,201	$12,833	$21,603

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	3.57%	4.31%	4.25%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
Bloomberg U.S. TIPS: 1-10 Year Index	3.09%	2.69%	2.53%
Consumer Price Index + 500 Basis Points	7.90%	9.20%	8.01%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$196,933
# of Portfolio Holdings	26
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$249
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.0%
PIMCO All Asset: Multi-Real Fund	15.3%
PIMCO Low Duration Fund	11.7%
PIMCO Total Return Fund	8.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.0%
PIMCO Emerging Markets Local Currency and Bond Fund	4.0%
PIMCO High Yield Fund	3.9%
PIMCO TRENDS Managed Futures Strategy Fund	3.9%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO All Asset Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT1854TSRAR_123124

Institutional Class

PIMCO All Asset Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.36%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in emerging markets ("EM") equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in U.S. small equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in long duration bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in select liquid alternatives, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in EM local bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,048	$10,186	$10,249	$9,980
2/28/2015	$10,191	$10,126	$10,160	$10,045
3/31/2015	$10,003	$10,184	$10,120	$10,111
4/30/2015	$10,281	$10,127	$10,208	$10,163
5/31/2015	$10,147	$10,085	$10,160	$10,236
6/30/2015	$9,979	$9,961	$10,106	$10,305
7/31/2015	$9,835	$10,059	$10,097	$10,363
8/31/2015	$9,410	$10,032	$10,044	$10,405
9/30/2015	$9,108	$10,092	$10,018	$10,425
10/31/2015	$9,419	$10,124	$10,021	$10,477
11/30/2015	$9,254	$10,129	$10,007	$10,532
12/31/2015	$9,105	$10,102	$9,948	$10,564
1/31/2016	$8,986	$10,249	$10,076	$10,602
2/29/2016	$8,966	$10,348	$10,160	$10,632
3/31/2016	$9,569	$10,433	$10,307	$10,707
4/30/2016	$9,858	$10,451	$10,334	$10,790
5/31/2016	$9,639	$10,495	$10,274	$10,858
6/30/2016	$9,951	$10,695	$10,442	$10,932
7/31/2016	$10,181	$10,759	$10,476	$10,971
8/31/2016	$10,221	$10,753	$10,423	$11,035
9/30/2016	$10,333	$10,752	$10,502	$11,108
10/31/2016	$10,353	$10,648	$10,490	$11,178
11/30/2016	$10,112	$10,472	$10,336	$11,236
12/31/2016	$10,296	$10,501	$10,347	$11,309
1/31/2017	$10,530	$10,462	$10,424	$11,399
2/28/2017	$10,713	$10,552	$10,450	$11,462
3/31/2017	$10,815	$10,547	$10,456	$11,504
4/30/2017	$10,856	$10,619	$10,503	$11,564
5/31/2017	$10,999	$10,681	$10,498	$11,603
6/30/2017	$11,007	$10,651	$10,415	$11,658
7/31/2017	$11,234	$10,686	$10,467	$11,709
8/31/2017	$11,369	$10,783	$10,539	$11,800
9/30/2017	$11,361	$10,733	$10,488	$11,906
10/31/2017	$11,444	$10,779	$10,505	$11,963
11/30/2017	$11,497	$10,795	$10,493	$12,042
12/31/2017	$11,713	$10,819	$10,543	$12,115
1/31/2018	$11,991	$10,742	$10,464	$12,214
2/28/2018	$11,692	$10,718	$10,416	$12,295
3/31/2018	$11,741	$10,807	$10,502	$12,347
4/30/2018	$11,741	$10,767	$10,487	$12,428
5/31/2018	$11,590	$10,807	$10,536	$12,506
6/30/2018	$11,451	$10,827	$10,566	$12,568
7/31/2018	$11,592	$10,830	$10,525	$12,629
8/31/2018	$11,419	$10,863	$10,596	$12,702
9/30/2018	$11,484	$10,822	$10,522	$12,778
10/31/2018	$11,125	$10,800	$10,441	$12,859
11/30/2018	$11,223	$10,853	$10,474	$12,902
12/31/2018	$11,104	$11,010	$10,517	$12,963
1/31/2019	$11,590	$11,127	$10,635	$13,006
2/28/2019	$11,623	$11,140	$10,645	$13,096
3/31/2019	$11,697	$11,340	$10,787	$13,197
4/30/2019	$11,764	$11,346	$10,833	$13,298
5/31/2019	$11,642	$11,510	$10,951	$13,356
6/30/2019	$11,999	$11,671	$11,060	$13,406
7/31/2019	$11,943	$11,763	$11,077	$13,491
8/31/2019	$11,798	$12,030	$11,219	$13,557
9/30/2019	$11,923	$11,974	$11,127	$13,633
10/31/2019	$12,103	$11,953	$11,158	$13,725
11/30/2019	$12,103	$11,939	$11,160	$13,817
12/31/2019	$12,427	$11,915	$11,238	$13,912
1/31/2020	$12,233	$12,130	$11,383	$13,983
2/29/2020	$11,823	$12,278	$11,482	$14,058
3/31/2020	$10,427	$12,087	$11,272	$14,058
4/30/2020	$11,004	$12,283	$11,501	$14,010
5/31/2020	$11,361	$12,318	$11,572	$14,052
6/30/2020	$11,700	$12,379	$11,696	$14,171
7/31/2020	$12,086	$12,514	$11,863	$14,303
8/31/2020	$12,180	$12,424	$12,031	$14,412
9/30/2020	$11,996	$12,469	$11,989	$14,501
10/31/2020	$11,841	$12,470	$11,939	$14,576
11/30/2020	$12,913	$12,541	$12,031	$14,670
12/31/2020	$13,442	$12,580	$12,180	$14,789
1/31/2021	$13,682	$12,512	$12,256	$14,877
2/28/2021	$14,030	$12,317	$12,168	$14,996
3/31/2021	$14,273	$12,269	$12,187	$15,129
4/30/2021	$14,656	$12,301	$12,343	$15,291
5/31/2021	$15,028	$12,328	$12,458	$15,447
6/30/2021	$15,260	$12,389	$12,468	$15,633
7/31/2021	$15,337	$12,543	$12,755	$15,770
8/31/2021	$15,439	$12,517	$12,731	$15,878
9/30/2021	$15,175	$12,399	$12,678	$16,004
10/31/2021	$15,428	$12,367	$12,781	$16,211
11/30/2021	$15,095	$12,455	$12,811	$16,410
12/31/2021	$15,648	$12,405	$12,873	$16,590
1/31/2022	$15,407	$12,210	$12,717	$16,748
2/28/2022	$15,178	$12,047	$12,840	$16,938
3/31/2022	$15,301	$11,788	$12,648	$17,179
4/30/2022	$14,753	$11,471	$12,530	$17,318
5/31/2022	$14,753	$11,455	$12,525	$17,538
6/30/2022	$13,738	$11,281	$12,215	$17,819
7/31/2022	$14,285	$11,568	$12,655	$17,891
8/31/2022	$13,981	$11,266	$12,354	$17,977
9/30/2022	$12,891	$10,905	$11,735	$18,116
10/31/2022	$13,320	$10,867	$11,863	$18,279
11/30/2022	$14,039	$11,144	$12,009	$18,399
12/31/2022	$13,824	$11,013	$11,928	$18,483
1/31/2023	$14,550	$11,267	$12,087	$18,650
2/28/2023	$14,108	$11,087	$11,944	$18,795
3/31/2023	$14,237	$11,333	$12,278	$18,885
4/30/2023	$14,349	$11,391	$12,302	$19,039
5/31/2023	$13,997	$11,346	$12,163	$19,137
6/30/2023	$14,357	$11,339	$12,104	$19,255
7/31/2023	$14,678	$11,343	$12,159	$19,371
8/31/2023	$14,389	$11,329	$12,105	$19,544
9/30/2023	$14,023	$11,133	$11,982	$19,691
10/31/2023	$13,717	$11,054	$11,967	$19,786
11/30/2023	$14,361	$11,434	$12,195	$19,896
12/31/2023	$14,969	$11,800	$12,448	$20,022
1/31/2024	$14,936	$11,777	$12,494	$20,162
2/29/2024	$14,985	$11,696	$12,382	$20,330
3/31/2024	$15,243	$11,801	$12,481	$20,486
4/30/2024	$14,877	$11,611	$12,353	$20,631
5/31/2024	$15,209	$11,714	$12,524	$20,716
6/30/2024	$15,243	$11,816	$12,620	$20,790
7/31/2024	$15,615	$12,044	$12,808	$20,906
8/31/2024	$15,817	$12,176	$12,896	$21,028
9/30/2024	$16,120	$12,317	$13,062	$21,150
10/31/2024	$15,607	$12,151	$12,889	$21,285
11/30/2024	$15,983	$12,295	$12,947	$21,435
12/31/2024	$15,560	$12,201	$12,833	$21,603

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.95%	4.60%	4.52%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
Bloomberg U.S. TIPS: 1-10 Year Index	3.09%	2.69%	2.53%
Consumer Price Index + 500 Basis Points	7.90%	9.20%	8.01%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$196,933
# of Portfolio Holdings	26
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$249
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.0%
PIMCO All Asset: Multi-Real Fund	15.3%
PIMCO Low Duration Fund	11.7%
PIMCO Total Return Fund	8.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.0%
PIMCO Emerging Markets Local Currency and Bond Fund	4.0%
PIMCO High Yield Fund	3.9%
PIMCO TRENDS Managed Futures Strategy Fund	3.9%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO All Asset Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT1875TSRAR_123124

Class M

PIMCO All Asset Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$82	0.81%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in emerging markets ("EM") equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in U.S. small equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in long duration bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in select liquid alternatives, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in EM local bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class M	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,047	$10,186	$10,249	$9,980
2/28/2015	$10,190	$10,126	$10,160	$10,045
3/31/2015	$10,004	$10,184	$10,120	$10,111
4/30/2015	$10,270	$10,127	$10,208	$10,163
5/31/2015	$10,128	$10,085	$10,160	$10,236
6/30/2015	$9,959	$9,961	$10,106	$10,305
7/31/2015	$9,805	$10,059	$10,097	$10,363
8/31/2015	$9,385	$10,032	$10,044	$10,405
9/30/2015	$9,084	$10,092	$10,018	$10,425
10/31/2015	$9,393	$10,124	$10,021	$10,477
11/30/2015	$9,219	$10,129	$10,007	$10,532
12/31/2015	$9,068	$10,102	$9,948	$10,564
1/31/2016	$8,941	$10,249	$10,076	$10,602
2/29/2016	$8,931	$10,348	$10,160	$10,632
3/31/2016	$9,521	$10,433	$10,307	$10,707
4/30/2016	$9,806	$10,451	$10,334	$10,790
5/31/2016	$9,580	$10,495	$10,274	$10,858
6/30/2016	$9,896	$10,695	$10,442	$10,932
7/31/2016	$10,113	$10,759	$10,476	$10,971
8/31/2016	$10,152	$10,753	$10,423	$11,035
9/30/2016	$10,251	$10,752	$10,502	$11,108
10/31/2016	$10,280	$10,648	$10,490	$11,178
11/30/2016	$10,033	$10,472	$10,336	$11,236
12/31/2016	$10,210	$10,501	$10,347	$11,309
1/31/2017	$10,441	$10,462	$10,424	$11,399
2/28/2017	$10,621	$10,552	$10,450	$11,462
3/31/2017	$10,713	$10,547	$10,456	$11,504
4/30/2017	$10,753	$10,619	$10,503	$11,564
5/31/2017	$10,884	$10,681	$10,498	$11,603
6/30/2017	$10,889	$10,651	$10,415	$11,658
7/31/2017	$11,113	$10,686	$10,467	$11,709
8/31/2017	$11,245	$10,783	$10,539	$11,800
9/30/2017	$11,235	$10,733	$10,488	$11,906
10/31/2017	$11,307	$10,779	$10,505	$11,963
11/30/2017	$11,358	$10,795	$10,493	$12,042
12/31/2017	$11,556	$10,819	$10,543	$12,115
1/31/2018	$11,828	$10,742	$10,464	$12,214
2/28/2018	$11,535	$10,718	$10,416	$12,295
3/31/2018	$11,574	$10,807	$10,502	$12,347
4/30/2018	$11,574	$10,767	$10,487	$12,428
5/31/2018	$11,416	$10,807	$10,536	$12,506
6/30/2018	$11,278	$10,827	$10,566	$12,568
7/31/2018	$11,405	$10,830	$10,525	$12,629
8/31/2018	$11,235	$10,863	$10,596	$12,702
9/30/2018	$11,297	$10,822	$10,522	$12,778
10/31/2018	$10,946	$10,800	$10,441	$12,859
11/30/2018	$11,031	$10,853	$10,474	$12,902
12/31/2018	$10,910	$11,010	$10,517	$12,963
1/31/2019	$11,395	$11,127	$10,635	$13,006
2/28/2019	$11,416	$11,140	$10,645	$13,096
3/31/2019	$11,480	$11,340	$10,787	$13,197
4/30/2019	$11,545	$11,346	$10,833	$13,298
5/31/2019	$11,415	$11,510	$10,951	$13,356
6/30/2019	$11,772	$11,671	$11,060	$13,406
7/31/2019	$11,706	$11,763	$11,077	$13,491
8/31/2019	$11,554	$12,030	$11,219	$13,557
9/30/2019	$11,673	$11,974	$11,127	$13,633
10/31/2019	$11,849	$11,953	$11,158	$13,725
11/30/2019	$11,838	$11,939	$11,160	$13,817
12/31/2019	$12,158	$11,915	$11,238	$13,912
1/31/2020	$11,970	$12,130	$11,383	$13,983
2/29/2020	$11,550	$12,278	$11,482	$14,058
3/31/2020	$10,196	$12,087	$11,272	$14,058
4/30/2020	$10,744	$12,283	$11,501	$14,010
5/31/2020	$11,102	$12,318	$11,572	$14,052
6/30/2020	$11,420	$12,379	$11,696	$14,171
7/31/2020	$11,794	$12,514	$11,863	$14,303
8/31/2020	$11,885	$12,424	$12,031	$14,412
9/30/2020	$11,692	$12,469	$11,989	$14,501
10/31/2020	$11,543	$12,470	$11,939	$14,576
11/30/2020	$12,579	$12,541	$12,031	$14,670
12/31/2020	$13,099	$12,580	$12,180	$14,789
1/31/2021	$13,319	$12,512	$12,256	$14,877
2/28/2021	$13,656	$12,317	$12,168	$14,996
3/31/2021	$13,881	$12,269	$12,187	$15,129
4/30/2021	$14,251	$12,301	$12,343	$15,291
5/31/2021	$14,610	$12,328	$12,458	$15,447
6/30/2021	$14,831	$12,389	$12,468	$15,633
7/31/2021	$14,892	$12,543	$12,755	$15,770
8/31/2021	$14,991	$12,517	$12,731	$15,878
9/30/2021	$14,732	$12,399	$12,678	$16,004
10/31/2021	$14,976	$12,367	$12,781	$16,211
11/30/2021	$14,642	$12,455	$12,811	$16,410
12/31/2021	$15,181	$12,405	$12,873	$16,590
1/31/2022	$14,936	$12,210	$12,717	$16,748
2/28/2022	$14,704	$12,047	$12,840	$16,938
3/31/2022	$14,824	$11,788	$12,648	$17,179
4/30/2022	$14,283	$11,471	$12,530	$17,318
5/31/2022	$14,270	$11,455	$12,525	$17,538
6/30/2022	$13,292	$11,281	$12,215	$17,819
7/31/2022	$13,817	$11,568	$12,655	$17,891
8/31/2022	$13,525	$11,266	$12,354	$17,977
9/30/2022	$12,450	$10,905	$11,735	$18,116
10/31/2022	$12,861	$10,867	$11,863	$18,279
11/30/2022	$13,565	$11,144	$12,009	$18,399
12/31/2022	$13,342	$11,013	$11,928	$18,483
1/31/2023	$14,036	$11,267	$12,087	$18,650
2/28/2023	$13,613	$11,087	$11,944	$18,795
3/31/2023	$13,740	$11,333	$12,278	$18,885
4/30/2023	$13,832	$11,391	$12,302	$19,039
5/31/2023	$13,481	$11,346	$12,163	$19,137
6/30/2023	$13,824	$11,339	$12,104	$19,255
7/31/2023	$14,130	$11,343	$12,159	$19,371
8/31/2023	$13,839	$11,329	$12,105	$19,544
9/30/2023	$13,488	$11,133	$11,982	$19,691
10/31/2023	$13,182	$11,054	$11,967	$19,786
11/30/2023	$13,810	$11,434	$12,195	$19,896
12/31/2023	$14,386	$11,800	$12,448	$20,022
1/31/2024	$14,339	$11,777	$12,494	$20,162
2/29/2024	$14,386	$11,696	$12,382	$20,330
3/31/2024	$14,633	$11,801	$12,481	$20,486
4/30/2024	$14,270	$11,611	$12,353	$20,631
5/31/2024	$14,586	$11,714	$12,524	$20,716
6/30/2024	$14,617	$11,816	$12,620	$20,790
7/31/2024	$14,970	$12,044	$12,808	$20,906
8/31/2024	$15,146	$12,176	$12,896	$21,028
9/30/2024	$15,433	$12,317	$13,062	$21,150
10/31/2024	$14,945	$12,151	$12,889	$21,285
11/30/2024	$15,286	$12,295	$12,947	$21,435
12/31/2024	$14,865	$12,201	$12,833	$21,603

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class M	3.33%	4.10%	4.04%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
Bloomberg U.S. TIPS: 1-10 Year Index	3.09%	2.69%	2.53%
Consumer Price Index + 500 Basis Points	7.90%	9.20%	8.01%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$196,933
# of Portfolio Holdings	26
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$249
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.0%
PIMCO All Asset: Multi-Real Fund	15.3%
PIMCO Low Duration Fund	11.7%
PIMCO Total Return Fund	8.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.0%
PIMCO Emerging Markets Local Currency and Bond Fund	4.0%
PIMCO High Yield Fund	3.9%
PIMCO TRENDS Managed Futures Strategy Fund	3.9%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Class M

PIMCO All Asset Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT1855TSRAR_123124

Administrative Class

PIMCO Balanced Allocation Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$89	0.85%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to U.S. equities contributed to performance, as U.S. equities had positive returns.

• Long exposure to Japanese equities contributed to performance, as Japanese equities had positive returns.

• Long exposure to eurozone equities contributed to performance, as eurozone equities had positive returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate- and long-end of the U.S.

   yield curve.

• Long exposure to the Japanese yen ("JPY") detracted from performance, as the JPY depreciated against the U.S. dollar ("USD").

• Long exposure to the euro ("EUR") detracted from performance, as the EUR depreciated against the USD.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the MSCI World Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	MSCI World Index	Bloomberg U.S. Aggregate Index	35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg U.S. Aggregate Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,106	$9,819	$10,210	$9,991
2/28/2015	$10,486	$10,394	$10,114	$10,304
3/31/2015	$10,412	$10,231	$10,161	$10,227
4/30/2015	$10,602	$10,471	$10,124	$10,351
5/31/2015	$10,591	$10,507	$10,100	$10,374
6/30/2015	$10,391	$10,263	$9,990	$10,185
7/31/2015	$10,475	$10,447	$10,059	$10,341
8/31/2015	$9,926	$9,756	$10,045	$9,927
9/30/2015	$9,662	$9,396	$10,113	$9,741
10/31/2015	$10,084	$10,141	$10,114	$10,220
11/30/2015	$10,042	$10,090	$10,088	$10,180
12/31/2015	$9,894	$9,913	$10,055	$10,076
1/31/2016	$9,402	$9,320	$10,193	$9,775
2/29/2016	$9,209	$9,250	$10,266	$9,753
3/31/2016	$9,691	$9,878	$10,360	$10,179
4/30/2016	$9,841	$10,035	$10,400	$10,282
5/31/2016	$9,883	$10,091	$10,402	$10,325
6/30/2016	$9,808	$9,978	$10,589	$10,321
7/31/2016	$10,142	$10,399	$10,656	$10,612
8/31/2016	$10,164	$10,408	$10,644	$10,614
9/30/2016	$10,196	$10,463	$10,638	$10,645
10/31/2016	$10,056	$10,261	$10,556	$10,490
11/30/2016	$10,034	$10,408	$10,307	$10,474
12/31/2016	$10,185	$10,657	$10,321	$10,642
1/31/2017	$10,336	$10,915	$10,341	$10,798
2/28/2017	$10,541	$11,217	$10,411	$11,016
3/31/2017	$10,619	$11,337	$10,405	$11,094
4/30/2017	$10,760	$11,505	$10,486	$11,239
5/31/2017	$10,932	$11,748	$10,567	$11,432
6/30/2017	$10,954	$11,793	$10,556	$11,447
7/31/2017	$11,127	$12,076	$10,601	$11,632
8/31/2017	$11,170	$12,093	$10,696	$11,685
9/30/2017	$11,301	$12,364	$10,645	$11,820
10/31/2017	$11,431	$12,598	$10,652	$11,964
11/30/2017	$11,561	$12,871	$10,638	$12,117
12/31/2017	$11,660	$13,045	$10,687	$12,235
1/31/2018	$11,975	$13,733	$10,564	$12,578
2/28/2018	$11,627	$13,164	$10,464	$12,226
3/31/2018	$11,526	$12,878	$10,531	$12,093
4/30/2018	$11,537	$13,026	$10,452	$12,143
5/31/2018	$11,602	$13,107	$10,527	$12,211
6/30/2018	$11,582	$13,101	$10,514	$12,194
7/31/2018	$11,812	$13,510	$10,516	$12,429
8/31/2018	$11,899	$13,677	$10,584	$12,543
9/30/2018	$11,913	$13,753	$10,516	$12,563
10/31/2018	$11,344	$12,744	$10,433	$11,973
11/30/2018	$11,453	$12,888	$10,495	$12,083
12/31/2018	$11,008	$11,908	$10,688	$11,643
1/31/2019	$11,563	$12,835	$10,801	$12,211
2/28/2019	$11,764	$13,221	$10,795	$12,423
3/31/2019	$11,942	$13,394	$11,003	$12,622
4/30/2019	$12,208	$13,869	$11,005	$12,891
5/31/2019	$11,854	$13,069	$11,201	$12,541
6/30/2019	$12,355	$13,930	$11,341	$13,100
7/31/2019	$12,381	$13,999	$11,366	$13,135
8/31/2019	$12,330	$13,713	$11,661	$13,114
9/30/2019	$12,482	$14,005	$11,599	$13,266
10/31/2019	$12,687	$14,361	$11,634	$13,501
11/30/2019	$12,879	$14,761	$11,628	$13,708
12/31/2019	$13,100	$15,203	$11,620	$13,960
1/31/2020	$13,113	$15,111	$11,843	$13,993
2/29/2020	$12,534	$13,834	$12,056	$13,374
3/31/2020	$11,423	$12,003	$11,985	$12,318
4/30/2020	$12,186	$13,314	$12,198	$13,158
5/31/2020	$12,587	$13,957	$12,255	$13,545
6/30/2020	$12,837	$14,326	$12,332	$13,789
7/31/2020	$13,217	$15,012	$12,517	$14,223
8/31/2020	$13,696	$16,015	$12,416	$14,718
9/30/2020	$13,436	$15,462	$12,409	$14,424
10/31/2020	$13,154	$14,988	$12,353	$14,120
11/30/2020	$14,183	$16,904	$12,475	$15,263
12/31/2020	$14,557	$17,621	$12,492	$15,654
1/31/2021	$14,430	$17,446	$12,402	$15,512
2/28/2021	$14,571	$17,893	$12,223	$15,660
3/31/2021	$14,802	$18,488	$12,071	$15,911
4/30/2021	$15,225	$19,349	$12,166	$16,379
5/31/2021	$15,409	$19,627	$12,206	$16,573
6/30/2021	$15,527	$19,920	$12,291	$16,709
7/31/2021	$15,743	$20,277	$12,429	$16,954
8/31/2021	$15,960	$20,781	$12,405	$17,196
9/30/2021	$15,498	$19,919	$12,298	$16,732
10/31/2021	$15,963	$21,047	$12,294	$17,243
11/30/2021	$15,761	$20,586	$12,331	$17,021
12/31/2021	$16,152	$21,465	$12,299	$17,489
1/31/2022	$15,564	$20,330	$12,034	$16,810
2/28/2022	$15,176	$19,816	$11,900	$16,485
3/31/2022	$15,211	$20,359	$11,569	$16,542
4/30/2022	$14,234	$18,668	$11,130	$15,519
5/31/2022	$14,327	$18,682	$11,202	$15,598
6/30/2022	$13,481	$17,064	$11,026	$14,687
7/31/2022	$14,221	$18,419	$11,296	$15,488
8/31/2022	$13,618	$17,649	$10,977	$14,908
9/30/2022	$12,607	$16,008	$10,502	$13,821
10/31/2022	$13,090	$17,158	$10,366	$14,327
11/30/2022	$13,935	$18,351	$10,748	$15,221
12/31/2022	$13,548	$17,571	$10,699	$14,890
1/31/2023	$14,329	$18,815	$11,028	$15,702
2/28/2023	$13,964	$18,362	$10,743	$15,324
3/31/2023	$14,337	$18,930	$11,016	$15,771
4/30/2023	$14,529	$19,261	$11,083	$16,007
5/31/2023	$14,354	$19,069	$10,962	$15,792
6/30/2023	$14,826	$20,222	$10,923	$16,314
7/31/2023	$15,088	$20,902	$10,915	$16,625
8/31/2023	$14,808	$20,403	$10,846	$16,331
9/30/2023	$14,266	$19,522	$10,570	$15,753
10/31/2023	$13,930	$18,956	$10,403	$15,378
11/30/2023	$14,920	$20,733	$10,874	$16,505
12/31/2023	$15,593	$21,751	$11,291	$17,239
1/31/2024	$15,646	$22,012	$11,260	$17,347
2/29/2024	$15,949	$22,945	$11,101	$17,652
3/31/2024	$16,327	$23,683	$11,203	$18,061
4/30/2024	$15,767	$22,803	$10,920	$17,505
5/31/2024	$16,345	$23,821	$11,105	$18,097
6/30/2024	$16,533	$24,306	$11,210	$18,320
7/31/2024	$16,863	$24,734	$11,472	$18,703
8/31/2024	$17,228	$25,388	$11,637	$19,122
9/30/2024	$17,466	$25,853	$11,793	$19,411
10/31/2024	$16,986	$25,340	$11,500	$18,893
11/30/2024	$17,411	$26,503	$11,622	$19,334
12/31/2024	$16,988	$25,812	$11,432	$18,936

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	8.95%	5.34%	5.44%
MSCI World Index	18.67%	11.17%	9.95%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg U.S. Aggregate Index	9.84%	6.29%	6.59%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$149,685
# of Portfolio Holdings	124
Portfolio Turnover Rate	198%
Total Net Advisory Fees Paid During the Reporting Period	$981
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Exchange-Traded Funds	34.9%
U.S. Government Agencies	14.6%
U.S. Treasury Obligations	10.4%
Corporate Bonds & Notes	4.0%
Asset-Backed Securities	1.8%
Non-Agency Mortgage-Backed Securities	0.3%
Sovereign Issues	0.2%
Short-Term Instruments	8.3%
Affiliated Investments	28.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(2.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Balanced Allocation Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT2055TSRAR_123124

Administrative Class

PIMCO CommodityRealReturn® Strategy Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$233	2.28%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Active commodity strategies within the agriculture and energy sectors, including underweight exposure to corn and natural gas, contributed to relative performance, as corn and natural gas posted negative returns.

• Duration strategies in Europe, including exposure to eurozone interest rate swap spreads, contributed to relative performance, as eurozone swaps spreads tightened.

• Breakeven inflation ("BEI") strategies, including overweight exposure to U.S. BEI, contributed to relative performance, as U.S. BEI rose.

• The structural allocation to short-term U.S. Treasury Inflation-Protected Securities ("TIPS”), detracted from relative performance, as short-term TIPS, as measured by the Bloomberg U.S. 1-5 Year TIPS Index, underperformed 3-month Treasury Bills.

• Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates rose.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the S&P 500 Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	S&P 500 Index	Bloomberg Commodity Index Total Return
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,815	$9,700	$9,666
2/28/2015	$10,082	$10,257	$9,915
3/31/2015	$9,483	$10,095	$9,406
4/30/2015	$10,064	$10,192	$9,945
5/31/2015	$9,763	$10,323	$9,677
6/30/2015	$9,913	$10,123	$9,844
7/31/2015	$8,860	$10,335	$8,799
8/31/2015	$8,677	$9,712	$8,718
9/30/2015	$8,311	$9,471	$8,420
10/31/2015	$8,322	$10,270	$8,382
11/30/2015	$7,698	$10,301	$7,774
12/31/2015	$7,430	$10,138	$7,534
1/31/2016	$7,311	$9,635	$7,408
2/29/2016	$7,171	$9,622	$7,287
3/31/2016	$7,578	$10,275	$7,566
4/30/2016	$8,246	$10,315	$8,210
5/31/2016	$8,203	$10,500	$8,194
6/30/2016	$8,616	$10,527	$8,533
7/31/2016	$8,184	$10,915	$8,096
8/31/2016	$8,022	$10,931	$7,954
9/30/2016	$8,348	$10,933	$8,203
10/31/2016	$8,305	$10,733	$8,163
11/30/2016	$8,392	$11,131	$8,272
12/31/2016	$8,555	$11,351	$8,421
1/31/2017	$8,610	$11,566	$8,432
2/28/2017	$8,632	$12,025	$8,450
3/31/2017	$8,400	$12,039	$8,225
4/30/2017	$8,275	$12,163	$8,101
5/31/2017	$8,140	$12,334	$7,993
6/30/2017	$8,074	$12,411	$7,978
7/31/2017	$8,286	$12,666	$8,159
8/31/2017	$8,345	$12,705	$8,191
9/30/2017	$8,325	$12,967	$8,179
10/31/2017	$8,532	$13,270	$8,355
11/30/2017	$8,471	$13,677	$8,316
12/31/2017	$8,740	$13,829	$8,564
1/31/2018	$8,898	$14,621	$8,734
2/28/2018	$8,715	$14,082	$8,583
3/31/2018	$8,701	$13,724	$8,530
4/30/2018	$8,897	$13,777	$8,750
5/31/2018	$9,020	$14,108	$8,874
6/30/2018	$8,718	$14,195	$8,564
7/31/2018	$8,508	$14,724	$8,381
8/31/2018	$8,371	$15,203	$8,233
9/30/2018	$8,519	$15,290	$8,391
10/31/2018	$8,220	$14,245	$8,210
11/30/2018	$8,059	$14,535	$8,163
12/31/2018	$7,505	$13,223	$7,601
1/31/2019	$8,003	$14,282	$8,015
2/28/2019	$8,140	$14,741	$8,096
3/31/2019	$8,176	$15,027	$8,082
4/30/2019	$8,188	$15,636	$8,048
5/31/2019	$7,887	$14,642	$7,777
6/30/2019	$8,126	$15,674	$7,986
7/31/2019	$8,074	$15,899	$7,932
8/31/2019	$7,869	$15,648	$7,748
9/30/2019	$7,917	$15,940	$7,839
10/31/2019	$8,098	$16,286	$7,998
11/30/2019	$7,891	$16,877	$7,793
12/31/2019	$8,362	$17,386	$8,186
1/31/2020	$7,762	$17,379	$7,584
2/29/2020	$7,358	$15,949	$7,201
3/31/2020	$6,098	$13,979	$6,279
4/30/2020	$6,152	$15,771	$6,182
5/31/2020	$6,526	$16,522	$6,451
6/30/2020	$6,757	$16,850	$6,598
7/31/2020	$7,233	$17,801	$6,974
8/31/2020	$7,820	$19,080	$7,446
9/30/2020	$7,527	$18,355	$7,197
10/31/2020	$7,610	$17,867	$7,298
11/30/2020	$7,960	$19,823	$7,554
12/31/2020	$8,475	$20,585	$7,930
1/31/2021	$8,770	$20,377	$8,138
2/28/2021	$9,344	$20,939	$8,665
3/31/2021	$9,205	$21,856	$8,479
4/30/2021	$10,034	$23,022	$9,182
5/31/2021	$10,413	$23,183	$9,432
6/30/2021	$10,579	$23,724	$9,607
7/31/2021	$10,891	$24,288	$9,784
8/31/2021	$10,863	$25,026	$9,755
9/30/2021	$11,357	$23,863	$10,240
10/31/2021	$11,676	$25,534	$10,505
11/30/2021	$10,819	$25,357	$9,737
12/31/2021	$11,301	$26,494	$10,080
1/31/2022	$12,148	$25,123	$10,965
2/28/2022	$13,024	$24,371	$11,648
3/31/2022	$14,050	$25,276	$12,655
4/30/2022	$14,622	$23,071	$13,179
5/31/2022	$14,892	$23,114	$13,380
6/30/2022	$13,006	$21,206	$11,938
7/31/2022	$13,823	$23,161	$12,447
8/31/2022	$13,516	$22,217	$12,458
9/30/2022	$11,904	$20,170	$11,448
10/31/2022	$12,289	$21,804	$11,676
11/30/2022	$12,621	$23,022	$11,996
12/31/2022	$12,275	$21,696	$11,702
1/31/2023	$12,275	$23,059	$11,645
2/28/2023	$11,634	$22,496	$11,098
3/31/2023	$11,745	$23,322	$11,075
4/30/2023	$11,649	$23,686	$10,991
5/31/2023	$10,838	$23,789	$10,372
6/30/2023	$11,202	$25,361	$10,791
7/31/2023	$11,959	$26,176	$11,466
8/31/2023	$11,833	$25,759	$11,378
9/30/2023	$11,686	$24,531	$11,299
10/31/2023	$11,686	$24,015	$11,329
11/30/2023	$11,539	$26,208	$11,074
12/31/2023	$11,311	$27,399	$10,776
1/31/2024	$11,395	$27,859	$10,819
2/29/2024	$11,163	$29,347	$10,660
3/31/2024	$11,569	$30,291	$11,013
4/30/2024	$11,760	$29,054	$11,309
5/31/2024	$12,014	$30,494	$11,507
6/30/2024	$11,845	$31,589	$11,330
7/31/2024	$11,461	$31,973	$10,873
8/31/2024	$11,461	$32,749	$10,878
9/30/2024	$12,054	$33,448	$11,407
10/31/2024	$11,709	$33,145	$11,196
11/30/2024	$11,752	$35,090	$11,241
12/31/2024	$11,781	$34,254	$11,356

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.16%	7.10%	1.65%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg Commodity Index Total Return	5.38%	6.77%	1.28%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$363,464
# of Portfolio Holdings	581
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$1,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	97.1%
U.S. Government Agencies	13.7%
Sovereign Issues	9.2%
Asset-Backed Securities	8.1%
Non-Agency Mortgage-Backed Securities	0.7%
Other Investments	0.2%
Short-Term Instruments	39.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(69.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.80% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO CommodityRealReturn® Strategy Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT1850TSRAR_123124

Advisor Class

PIMCO CommodityRealReturn® Strategy Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$243	2.38%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Active commodity strategies within the agriculture and energy sectors, including underweight exposure to corn and natural gas, contributed to relative performance, as corn and natural gas posted negative returns.

• Duration strategies in Europe, including exposure to eurozone interest rate swap spreads, contributed to relative performance, as eurozone swaps spreads tightened.

• Breakeven inflation ("BEI") strategies, including overweight exposure to U.S. BEI, contributed to relative performance, as U.S. BEI rose.

• The structural allocation to short-term U.S. Treasury Inflation-Protected Securities ("TIPS”), detracted from relative performance, as short-term TIPS, as measured by the Bloomberg U.S. 1-5 Year TIPS Index, underperformed 3-month Treasury Bills.

• Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates rose.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the S&P 500 Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	S&P 500 Index	Bloomberg Commodity Index Total Return
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,817	$9,700	$9,666
2/28/2015	$10,081	$10,257	$9,915
3/31/2015	$9,486	$10,095	$9,406
4/30/2015	$10,061	$10,192	$9,945
5/31/2015	$9,763	$10,323	$9,677
6/30/2015	$9,912	$10,123	$9,844
7/31/2015	$8,848	$10,335	$8,799
8/31/2015	$8,668	$9,712	$8,718
9/30/2015	$8,317	$9,471	$8,420
10/31/2015	$8,327	$10,270	$8,382
11/30/2015	$7,689	$10,301	$7,774
12/31/2015	$7,434	$10,138	$7,534
1/31/2016	$7,317	$9,635	$7,408
2/29/2016	$7,168	$9,622	$7,287
3/31/2016	$7,579	$10,275	$7,566
4/30/2016	$8,240	$10,315	$8,210
5/31/2016	$8,198	$10,500	$8,194
6/30/2016	$8,615	$10,527	$8,533
7/31/2016	$8,177	$10,915	$8,096
8/31/2016	$8,017	$10,931	$7,954
9/30/2016	$8,337	$10,933	$8,203
10/31/2016	$8,295	$10,733	$8,163
11/30/2016	$8,380	$11,131	$8,272
12/31/2016	$8,539	$11,351	$8,421
1/31/2017	$8,604	$11,566	$8,432
2/28/2017	$8,615	$12,025	$8,450
3/31/2017	$8,395	$12,039	$8,225
4/30/2017	$8,261	$12,163	$8,101
5/31/2017	$8,127	$12,334	$7,993
6/30/2017	$8,060	$12,411	$7,978
7/31/2017	$8,281	$12,666	$8,159
8/31/2017	$8,327	$12,705	$8,191
9/30/2017	$8,305	$12,967	$8,179
10/31/2017	$8,510	$13,270	$8,355
11/30/2017	$8,462	$13,677	$8,316
12/31/2017	$8,714	$13,829	$8,564
1/31/2018	$8,883	$14,621	$8,734
2/28/2018	$8,690	$14,082	$8,583
3/31/2018	$8,674	$13,724	$8,530
4/30/2018	$8,880	$13,777	$8,750
5/31/2018	$9,001	$14,108	$8,874
6/30/2018	$8,689	$14,195	$8,564
7/31/2018	$8,482	$14,724	$8,381
8/31/2018	$8,348	$15,203	$8,233
9/30/2018	$8,491	$15,290	$8,391
10/31/2018	$8,197	$14,245	$8,210
11/30/2018	$8,037	$14,535	$8,163
12/31/2018	$7,477	$13,223	$7,601
1/31/2019	$7,980	$14,282	$8,015
2/28/2019	$8,115	$14,741	$8,096
3/31/2019	$8,148	$15,027	$8,082
4/30/2019	$8,161	$15,636	$8,048
5/31/2019	$7,852	$14,642	$7,777
6/30/2019	$8,097	$15,674	$7,986
7/31/2019	$8,034	$15,899	$7,932
8/31/2019	$7,832	$15,648	$7,748
9/30/2019	$7,890	$15,940	$7,839
10/31/2019	$8,056	$16,286	$7,998
11/30/2019	$7,852	$16,877	$7,793
12/31/2019	$8,325	$17,386	$8,186
1/31/2020	$7,723	$17,379	$7,584
2/29/2020	$7,325	$15,949	$7,201
3/31/2020	$6,072	$13,979	$6,279
4/30/2020	$6,125	$15,771	$6,182
5/31/2020	$6,493	$16,522	$6,451
6/30/2020	$6,731	$16,850	$6,598
7/31/2020	$7,198	$17,801	$6,974
8/31/2020	$7,775	$19,080	$7,446
9/30/2020	$7,486	$18,355	$7,197
10/31/2020	$7,569	$17,867	$7,298
11/30/2020	$7,912	$19,823	$7,554
12/31/2020	$8,428	$20,585	$7,930
1/31/2021	$8,717	$20,377	$8,138
2/28/2021	$9,294	$20,939	$8,665
3/31/2021	$9,142	$21,856	$8,479
4/30/2021	$9,983	$23,022	$9,182
5/31/2021	$10,355	$23,183	$9,432
6/30/2021	$10,516	$23,724	$9,607
7/31/2021	$10,836	$24,288	$9,784
8/31/2021	$10,794	$25,026	$9,755
9/30/2021	$11,290	$23,863	$10,240
10/31/2021	$11,603	$25,534	$10,505
11/30/2021	$10,749	$25,357	$9,737
12/31/2021	$11,218	$26,494	$10,080
1/31/2022	$12,077	$25,123	$10,965
2/28/2022	$12,935	$24,371	$11,648
3/31/2022	$13,968	$25,276	$12,655
4/30/2022	$14,512	$23,071	$13,179
5/31/2022	$14,791	$23,114	$13,380
6/30/2022	$12,911	$21,206	$11,938
7/31/2022	$13,726	$23,161	$12,447
8/31/2022	$13,427	$22,217	$12,458
9/30/2022	$11,832	$20,170	$11,448
10/31/2022	$12,207	$21,804	$11,676
11/30/2022	$12,532	$23,022	$11,996
12/31/2022	$12,190	$21,696	$11,702
1/31/2023	$12,190	$23,059	$11,645
2/28/2023	$11,529	$22,496	$11,098
3/31/2023	$11,655	$23,322	$11,075
4/30/2023	$11,561	$23,686	$10,991
5/31/2023	$10,751	$23,789	$10,372
6/30/2023	$11,124	$25,361	$10,791
7/31/2023	$11,881	$26,176	$11,466
8/31/2023	$11,738	$25,759	$11,378
9/30/2023	$11,595	$24,531	$11,299
10/31/2023	$11,574	$24,015	$11,329
11/30/2023	$11,451	$26,208	$11,074
12/31/2023	$11,223	$27,399	$10,776
1/31/2024	$11,305	$27,859	$10,819
2/29/2024	$11,059	$29,347	$10,660
3/31/2024	$11,472	$30,291	$11,013
4/30/2024	$11,657	$29,054	$11,309
5/31/2024	$11,904	$30,494	$11,507
6/30/2024	$11,737	$31,589	$11,330
7/31/2024	$11,363	$31,973	$10,873
8/31/2024	$11,343	$32,749	$10,878
9/30/2024	$11,936	$33,448	$11,407
10/31/2024	$11,602	$33,145	$11,196
11/30/2024	$11,644	$35,090	$11,241
12/31/2024	$11,668	$34,254	$11,356

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	3.97%	6.98%	1.55%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg Commodity Index Total Return	5.38%	6.77%	1.28%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$363,464
# of Portfolio Holdings	581
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$1,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	97.1%
U.S. Government Agencies	13.7%
Sovereign Issues	9.2%
Asset-Backed Securities	8.1%
Non-Agency Mortgage-Backed Securities	0.7%
Other Investments	0.2%
Short-Term Instruments	39.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(69.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.80% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO CommodityRealReturn® Strategy Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT1838TSRAR_123124

Institutional Class

PIMCO CommodityRealReturn® Strategy Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$218	2.13%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Active commodity strategies within the agriculture and energy sectors, including underweight exposure to corn and natural gas, contributed to relative performance, as corn and natural gas posted negative returns.

• Duration strategies in Europe, including exposure to eurozone interest rate swap spreads, contributed to relative performance, as eurozone swaps spreads tightened.

• Breakeven inflation ("BEI") strategies, including overweight exposure to U.S. BEI, contributed to relative performance, as U.S. BEI rose.

• The structural allocation to short-term U.S. Treasury Inflation-Protected Securities ("TIPS”), detracted from relative performance, as short-term TIPS, as measured by the Bloomberg U.S. 1-5 Year TIPS Index, underperformed 3-month Treasury Bills.

• Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates rose.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the S&P 500 Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	S&P 500 Index	Bloomberg Commodity Index Total Return
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,814	$9,700	$9,666
2/28/2015	$10,083	$10,257	$9,915
3/31/2015	$9,484	$10,095	$9,406
4/30/2015	$10,068	$10,192	$9,945
5/31/2015	$9,765	$10,323	$9,677
6/30/2015	$9,916	$10,123	$9,844
7/31/2015	$8,858	$10,335	$8,799
8/31/2015	$8,674	$9,712	$8,718
9/30/2015	$8,318	$9,471	$8,420
10/31/2015	$8,328	$10,270	$8,382
11/30/2015	$7,702	$10,301	$7,774
12/31/2015	$7,443	$10,138	$7,534
1/31/2016	$7,324	$9,635	$7,408
2/29/2016	$7,183	$9,622	$7,287
3/31/2016	$7,594	$10,275	$7,566
4/30/2016	$8,265	$10,315	$8,210
5/31/2016	$8,211	$10,500	$8,194
6/30/2016	$8,640	$10,527	$8,533
7/31/2016	$8,206	$10,915	$8,096
8/31/2016	$8,043	$10,931	$7,954
9/30/2016	$8,363	$10,933	$8,203
10/31/2016	$8,331	$10,733	$8,163
11/30/2016	$8,407	$11,131	$8,272
12/31/2016	$8,575	$11,351	$8,421
1/31/2017	$8,641	$11,566	$8,432
2/28/2017	$8,663	$12,025	$8,450
3/31/2017	$8,432	$12,039	$8,225
4/30/2017	$8,307	$12,163	$8,101
5/31/2017	$8,171	$12,334	$7,993
6/30/2017	$8,096	$12,411	$7,978
7/31/2017	$8,321	$12,666	$8,159
8/31/2017	$8,380	$12,705	$8,191
9/30/2017	$8,363	$12,967	$8,179
10/31/2017	$8,560	$13,270	$8,355
11/30/2017	$8,511	$13,677	$8,316
12/31/2017	$8,781	$13,829	$8,564
1/31/2018	$8,941	$14,621	$8,734
2/28/2018	$8,757	$14,082	$8,583
3/31/2018	$8,744	$13,724	$8,530
4/30/2018	$8,942	$13,777	$8,750
5/31/2018	$9,066	$14,108	$8,874
6/30/2018	$8,765	$14,195	$8,564
7/31/2018	$8,553	$14,724	$8,381
8/31/2018	$8,416	$15,203	$8,233
9/30/2018	$8,568	$15,290	$8,391
10/31/2018	$8,267	$14,245	$8,210
11/30/2018	$8,116	$14,535	$8,163
12/31/2018	$7,548	$13,223	$7,601
1/31/2019	$8,051	$14,282	$8,015
2/28/2019	$8,189	$14,741	$8,096
3/31/2019	$8,227	$15,027	$8,082
4/30/2019	$8,240	$15,636	$8,048
5/31/2019	$7,935	$14,642	$7,777
6/30/2019	$8,180	$15,674	$7,986
7/31/2019	$8,128	$15,899	$7,932
8/31/2019	$7,920	$15,648	$7,748
9/30/2019	$7,972	$15,940	$7,839
10/31/2019	$8,155	$16,286	$7,998
11/30/2019	$7,946	$16,877	$7,793
12/31/2019	$8,426	$17,386	$8,186
1/31/2020	$7,819	$17,379	$7,584
2/29/2020	$7,424	$15,949	$7,201
3/31/2020	$6,152	$13,979	$6,279
4/30/2020	$6,206	$15,771	$6,182
5/31/2020	$6,572	$16,522	$6,451
6/30/2020	$6,807	$16,850	$6,598
7/31/2020	$7,289	$17,801	$6,974
8/31/2020	$7,883	$19,080	$7,446
9/30/2020	$7,600	$18,355	$7,197
10/31/2020	$7,671	$17,867	$7,298
11/30/2020	$8,025	$19,823	$7,554
12/31/2020	$8,552	$20,585	$7,930
1/31/2021	$8,850	$20,377	$8,138
2/28/2021	$9,432	$20,939	$8,665
3/31/2021	$9,278	$21,856	$8,479
4/30/2021	$10,132	$23,022	$9,182
5/31/2021	$10,502	$23,183	$9,432
6/30/2021	$10,674	$23,724	$9,607
7/31/2021	$11,004	$24,288	$9,784
8/31/2021	$10,975	$25,026	$9,755
9/30/2021	$11,480	$23,863	$10,240
10/31/2021	$11,804	$25,534	$10,505
11/30/2021	$10,921	$25,357	$9,737
12/31/2021	$11,415	$26,494	$10,080
1/31/2022	$12,288	$25,123	$10,965
2/28/2022	$13,161	$24,371	$11,648
3/31/2022	$14,204	$25,276	$12,655
4/30/2022	$14,784	$23,071	$13,179
5/31/2022	$15,058	$23,114	$13,380
6/30/2022	$13,149	$21,206	$11,938
7/31/2022	$13,978	$23,161	$12,447
8/31/2022	$13,667	$22,217	$12,458
9/30/2022	$12,053	$20,170	$11,448
10/31/2022	$12,444	$21,804	$11,676
11/30/2022	$12,763	$23,022	$11,996
12/31/2022	$12,417	$21,696	$11,702
1/31/2023	$12,417	$23,059	$11,645
2/28/2023	$11,766	$22,496	$11,098
3/31/2023	$11,883	$23,322	$11,075
4/30/2023	$11,785	$23,686	$10,991
5/31/2023	$10,980	$23,789	$10,372
6/30/2023	$11,357	$25,361	$10,791
7/31/2023	$12,127	$26,176	$11,466
8/31/2023	$11,999	$25,759	$11,378
9/30/2023	$11,849	$24,531	$11,299
10/31/2023	$11,827	$24,015	$11,329
11/30/2023	$11,699	$26,208	$11,074
12/31/2023	$11,456	$27,399	$10,776
1/31/2024	$11,542	$27,859	$10,819
2/29/2024	$11,305	$29,347	$10,660
3/31/2024	$11,723	$30,291	$11,013
4/30/2024	$11,917	$29,054	$11,309
5/31/2024	$12,175	$30,494	$11,507
6/30/2024	$12,007	$31,589	$11,330
7/31/2024	$11,616	$31,973	$10,873
8/31/2024	$11,616	$32,749	$10,878
9/30/2024	$12,225	$33,448	$11,407
10/31/2024	$11,874	$33,145	$11,196
11/30/2024	$11,918	$35,090	$11,241
12/31/2024	$11,953	$34,254	$11,356

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.34%	7.24%	1.80%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg Commodity Index Total Return	5.38%	6.77%	1.28%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$363,464
# of Portfolio Holdings	581
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$1,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	97.1%
U.S. Government Agencies	13.7%
Sovereign Issues	9.2%
Asset-Backed Securities	8.1%
Non-Agency Mortgage-Backed Securities	0.7%
Other Investments	0.2%
Short-Term Instruments	39.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(69.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.80% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO CommodityRealReturn® Strategy Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT2050TSRAR_123124

Class M

PIMCO CommodityRealReturn® Strategy Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$263	2.58%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Active commodity strategies within the agriculture and energy sectors, including underweight exposure to corn and natural gas, contributed to relative performance, as corn and natural gas posted negative returns.

• Duration strategies in Europe, including exposure to eurozone interest rate swap spreads, contributed to relative performance, as eurozone swaps spreads tightened.

• Breakeven inflation ("BEI") strategies, including overweight exposure to U.S. BEI, contributed to relative performance, as U.S. BEI rose.

• The structural allocation to short-term U.S. Treasury Inflation-Protected Securities ("TIPS”), detracted from relative performance, as short-term TIPS, as measured by the Bloomberg U.S. 1-5 Year TIPS Index, underperformed 3-month Treasury Bills.

• Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates rose.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the S&P 500 Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class M	S&P 500 Index	Bloomberg Commodity Index Total Return
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,815	$9,700	$9,666
2/28/2015	$10,082	$10,257	$9,915
3/31/2015	$9,463	$10,095	$9,406
4/30/2015	$10,044	$10,192	$9,945
5/31/2015	$9,743	$10,323	$9,677
6/30/2015	$9,893	$10,123	$9,844
7/31/2015	$8,840	$10,335	$8,799
8/31/2015	$8,646	$9,712	$8,718
9/30/2015	$8,291	$9,471	$8,420
10/31/2015	$8,302	$10,270	$8,382
11/30/2015	$7,667	$10,301	$7,774
12/31/2015	$7,409	$10,138	$7,534
1/31/2016	$7,291	$9,635	$7,408
2/29/2016	$7,141	$9,622	$7,287
3/31/2016	$7,544	$10,275	$7,566
4/30/2016	$8,212	$10,315	$8,210
5/31/2016	$8,158	$10,500	$8,194
6/30/2016	$8,577	$10,527	$8,533
7/31/2016	$8,146	$10,915	$8,096
8/31/2016	$7,984	$10,931	$7,954
9/30/2016	$8,294	$10,933	$8,203
10/31/2016	$8,250	$10,733	$8,163
11/30/2016	$8,337	$11,131	$8,272
12/31/2016	$8,493	$11,351	$8,421
1/31/2017	$8,558	$11,566	$8,432
2/28/2017	$8,568	$12,025	$8,450
3/31/2017	$8,343	$12,039	$8,225
4/30/2017	$8,208	$12,163	$8,101
5/31/2017	$8,073	$12,334	$7,993
6/30/2017	$8,001	$12,411	$7,978
7/31/2017	$8,223	$12,666	$8,159
8/31/2017	$8,270	$12,705	$8,191
9/30/2017	$8,256	$12,967	$8,179
10/31/2017	$8,450	$13,270	$8,355
11/30/2017	$8,402	$13,677	$8,316
12/31/2017	$8,657	$13,829	$8,564
1/31/2018	$8,815	$14,621	$8,734
2/28/2018	$8,633	$14,082	$8,583
3/31/2018	$8,613	$13,724	$8,530
4/30/2018	$8,809	$13,777	$8,750
5/31/2018	$8,931	$14,108	$8,874
6/30/2018	$8,624	$14,195	$8,564
7/31/2018	$8,415	$14,724	$8,381
8/31/2018	$8,267	$15,203	$8,233
9/30/2018	$8,420	$15,290	$8,391
10/31/2018	$8,123	$14,245	$8,210
11/30/2018	$7,962	$14,535	$8,163
12/31/2018	$7,417	$13,223	$7,601
1/31/2019	$7,912	$14,282	$8,015
2/28/2019	$8,036	$14,741	$8,096
3/31/2019	$8,067	$15,027	$8,082
4/30/2019	$8,079	$15,636	$8,048
5/31/2019	$7,767	$14,642	$7,777
6/30/2019	$8,022	$15,674	$7,986
7/31/2019	$7,959	$15,899	$7,932
8/31/2019	$7,755	$15,648	$7,748
9/30/2019	$7,797	$15,940	$7,839
10/31/2019	$7,977	$16,286	$7,998
11/30/2019	$7,771	$16,877	$7,793
12/31/2019	$8,231	$17,386	$8,186
1/31/2020	$7,637	$17,379	$7,584
2/29/2020	$7,249	$15,949	$7,201
3/31/2020	$5,998	$13,979	$6,279
4/30/2020	$6,051	$15,771	$6,182
5/31/2020	$6,421	$16,522	$6,451
6/30/2020	$6,645	$16,850	$6,598
7/31/2020	$7,102	$17,801	$6,974
8/31/2020	$7,683	$19,080	$7,446
9/30/2020	$7,392	$18,355	$7,197
10/31/2020	$7,475	$17,867	$7,298
11/30/2020	$7,808	$19,823	$7,554
12/31/2020	$8,320	$20,585	$7,930
1/31/2021	$8,611	$20,377	$8,138
2/28/2021	$9,178	$20,939	$8,665
3/31/2021	$9,022	$21,856	$8,479
4/30/2021	$9,841	$23,022	$9,182
5/31/2021	$10,202	$23,183	$9,432
6/30/2021	$10,373	$23,724	$9,607
7/31/2021	$10,681	$24,288	$9,784
8/31/2021	$10,639	$25,026	$9,755
9/30/2021	$11,121	$23,863	$10,240
10/31/2021	$11,436	$25,534	$10,505
11/30/2021	$10,576	$25,357	$9,737
12/31/2021	$11,044	$26,494	$10,080
1/31/2022	$11,894	$25,123	$10,965
2/28/2022	$12,729	$24,371	$11,648
3/31/2022	$13,735	$25,276	$12,655
4/30/2022	$14,283	$23,071	$13,179
5/31/2022	$14,549	$23,114	$13,380
6/30/2022	$12,698	$21,206	$11,938
7/31/2022	$13,487	$23,161	$12,447
8/31/2022	$13,202	$22,217	$12,458
9/30/2022	$11,619	$20,170	$11,448
10/31/2022	$11,998	$21,804	$11,676
11/30/2022	$12,308	$23,022	$11,996
12/31/2022	$11,974	$21,696	$11,702
1/31/2023	$11,974	$23,059	$11,645
2/28/2023	$11,324	$22,496	$11,098
3/31/2023	$11,446	$23,322	$11,075
4/30/2023	$11,351	$23,686	$10,991
5/31/2023	$10,551	$23,789	$10,372
6/30/2023	$10,923	$25,361	$10,791
7/31/2023	$11,648	$26,176	$11,466
8/31/2023	$11,524	$25,759	$11,378
9/30/2023	$11,379	$24,531	$11,299
10/31/2023	$11,358	$24,015	$11,329
11/30/2023	$11,234	$26,208	$11,074
12/31/2023	$11,004	$27,399	$10,776
1/31/2024	$11,087	$27,859	$10,819
2/29/2024	$10,837	$29,347	$10,660
3/31/2024	$11,253	$30,291	$11,013
4/30/2024	$11,420	$29,054	$11,309
5/31/2024	$11,669	$30,494	$11,507
6/30/2024	$11,515	$31,589	$11,330
7/31/2024	$11,117	$31,973	$10,873
8/31/2024	$11,117	$32,749	$10,878
9/30/2024	$11,691	$33,448	$11,407
10/31/2024	$11,353	$33,145	$11,196
11/30/2024	$11,395	$35,090	$11,241
12/31/2024	$11,414	$34,254	$11,356

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class M	3.73%	6.76%	1.33%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg Commodity Index Total Return	5.38%	6.77%	1.28%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$363,464
# of Portfolio Holdings	581
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$1,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	97.1%
U.S. Government Agencies	13.7%
Sovereign Issues	9.2%
Asset-Backed Securities	8.1%
Non-Agency Mortgage-Backed Securities	0.7%
Other Investments	0.2%
Short-Term Instruments	39.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(69.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.80% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Class M

PIMCO CommodityRealReturn® Strategy Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT2105TSRAR_123124

Administrative Class

PIMCO Dynamic Bond Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$106	1.03%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

• Long exposure to investment grade corporate credit contributed to performance, as corporate credit spreads tightened.

• Long exposure to the non-agency mortgage-backed securities sector contributed to performance, as the sector posted positive total returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate- and long-end of the U.S. sovereign curve.

• Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate- and long-end of the U.K. yield curve.

• Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,004	$10,186	$10,002
2/28/2015	$10,101	$10,126	$10,004
3/31/2015	$10,056	$10,184	$10,006
4/30/2015	$10,088	$10,127	$10,009
5/31/2015	$10,116	$10,085	$10,011
6/30/2015	$10,086	$9,961	$10,013
7/31/2015	$10,084	$10,059	$10,016
8/31/2015	$9,951	$10,032	$10,018
9/30/2015	$9,737	$10,092	$10,020
10/31/2015	$9,822	$10,124	$10,023
11/30/2015	$9,839	$10,129	$10,026
12/31/2015	$9,831	$10,102	$10,029
1/31/2016	$9,702	$10,249	$10,034
2/29/2016	$9,575	$10,348	$10,039
3/31/2016	$9,790	$10,433	$10,044
4/30/2016	$9,935	$10,451	$10,049
5/31/2016	$9,946	$10,495	$10,054
6/30/2016	$9,945	$10,695	$10,060
7/31/2016	$10,053	$10,759	$10,065
8/31/2016	$10,089	$10,753	$10,070
9/30/2016	$10,169	$10,752	$10,075
10/31/2016	$10,240	$10,648	$10,082
11/30/2016	$10,203	$10,472	$10,090
12/31/2016	$10,297	$10,501	$10,097
1/31/2017	$10,355	$10,462	$10,105
2/28/2017	$10,445	$10,552	$10,113
3/31/2017	$10,501	$10,547	$10,122
4/30/2017	$10,545	$10,619	$10,131
5/31/2017	$10,600	$10,681	$10,141
6/30/2017	$10,617	$10,651	$10,151
7/31/2017	$10,673	$10,686	$10,162
8/31/2017	$10,741	$10,783	$10,173
9/30/2017	$10,778	$10,733	$10,184
10/31/2017	$10,806	$10,779	$10,195
11/30/2017	$10,814	$10,795	$10,206
12/31/2017	$10,812	$10,819	$10,218
1/31/2018	$10,829	$10,742	$10,232
2/28/2018	$10,827	$10,718	$10,247
3/31/2018	$10,830	$10,807	$10,261
4/30/2018	$10,823	$10,767	$10,281
5/31/2018	$10,878	$10,807	$10,300
6/30/2018	$10,864	$10,827	$10,320
7/31/2018	$10,922	$10,830	$10,340
8/31/2018	$10,918	$10,863	$10,360
9/30/2018	$10,939	$10,822	$10,381
10/31/2018	$10,965	$10,800	$10,401
11/30/2018	$10,909	$10,853	$10,422
12/31/2018	$10,923	$11,010	$10,443
1/31/2019	$11,068	$11,127	$10,467
2/28/2019	$11,120	$11,140	$10,491
3/31/2019	$11,191	$11,340	$10,516
4/30/2019	$11,263	$11,346	$10,539
5/31/2019	$11,287	$11,510	$10,562
6/30/2019	$11,352	$11,671	$10,584
7/31/2019	$11,347	$11,763	$10,605
8/31/2019	$11,199	$12,030	$10,626
9/30/2019	$11,223	$11,974	$10,646
10/31/2019	$11,291	$11,953	$10,665
11/30/2019	$11,338	$11,939	$10,684
12/31/2019	$11,462	$11,915	$10,702
1/31/2020	$11,451	$12,130	$10,720
2/29/2020	$11,438	$12,278	$10,737
3/31/2020	$10,855	$12,087	$10,754
4/30/2020	$11,101	$12,283	$10,767
5/31/2020	$11,284	$12,318	$10,780
6/30/2020	$11,449	$12,379	$10,794
7/31/2020	$11,568	$12,514	$10,796
8/31/2020	$11,689	$12,424	$10,799
9/30/2020	$11,699	$12,469	$10,802
10/31/2020	$11,757	$12,470	$10,804
11/30/2020	$11,891	$12,541	$10,806
12/31/2020	$12,014	$12,580	$10,808
1/31/2021	$12,086	$12,512	$10,810
2/28/2021	$12,116	$12,317	$10,812
3/31/2021	$12,128	$12,269	$10,815
4/30/2021	$12,163	$12,301	$10,816
5/31/2021	$12,195	$12,328	$10,818
6/30/2021	$12,180	$12,389	$10,820
7/31/2021	$12,215	$12,543	$10,821
8/31/2021	$12,210	$12,517	$10,823
9/30/2021	$12,217	$12,399	$10,824
10/31/2021	$12,141	$12,367	$10,825
11/30/2021	$12,160	$12,455	$10,826
12/31/2021	$12,168	$12,405	$10,828
1/31/2022	$12,124	$12,210	$10,830
2/28/2022	$12,032	$12,047	$10,832
3/31/2022	$11,833	$11,788	$10,834
4/30/2022	$11,670	$11,471	$10,843
5/31/2022	$11,697	$11,455	$10,852
6/30/2022	$11,528	$11,281	$10,861
7/31/2022	$11,695	$11,568	$10,876
8/31/2022	$11,530	$11,266	$10,897
9/30/2022	$11,298	$10,905	$10,919
10/31/2022	$11,297	$10,867	$10,948
11/30/2022	$11,404	$11,144	$10,982
12/31/2022	$11,394	$11,013	$11,020
1/31/2023	$11,542	$11,267	$11,061
2/28/2023	$11,475	$11,087	$11,100
3/31/2023	$11,616	$11,333	$11,144
4/30/2023	$11,660	$11,391	$11,189
5/31/2023	$11,670	$11,346	$11,237
6/30/2023	$11,680	$11,339	$11,285
7/31/2023	$11,756	$11,343	$11,334
8/31/2023	$11,781	$11,329	$11,386
9/30/2023	$11,696	$11,133	$11,437
10/31/2023	$11,596	$11,054	$11,489
11/30/2023	$11,961	$11,434	$11,540
12/31/2023	$12,203	$11,800	$11,593
1/31/2024	$12,246	$11,777	$11,646
2/29/2024	$12,231	$11,696	$11,696
3/31/2024	$12,340	$11,801	$11,750
4/30/2024	$12,277	$11,611	$11,802
5/31/2024	$12,406	$11,714	$11,856
6/30/2024	$12,440	$11,816	$11,905
7/31/2024	$12,580	$12,044	$11,964
8/31/2024	$12,679	$12,176	$12,019
9/30/2024	$12,799	$12,317	$12,071
10/31/2024	$12,717	$12,151	$12,121
11/30/2024	$12,881	$12,295	$12,169
12/31/2024	$12,874	$12,201	$12,216

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.49%	2.35%	2.56%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.38%	2.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Portfolio’s primary benchmark.

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$87,704
# of Portfolio Holdings	563
Portfolio Turnover Rate	947%
Total Net Advisory Fees Paid During the Reporting Period	$456
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.6%
Corporate Bonds & Notes	13.5%
U.S. Treasury Obligations	11.8%
Sovereign Issues	11.7%
Asset-Backed Securities	7.5%
Non-Agency Mortgage-Backed Securities	5.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	28.4%
Affiliated Investments	16.6%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(61.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Dynamic Bond Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT2008TSRAR_123124

Advisor Class

PIMCO Dynamic Bond Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$116	1.13%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

• Long exposure to investment grade corporate credit contributed to performance, as corporate credit spreads tightened.

• Long exposure to the non-agency mortgage-backed securities sector contributed to performance, as the sector posted positive total returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate- and long-end of the U.S. sovereign curve.

• Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate- and long-end of the U.K. yield curve.

• Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,003	$10,186	$10,002
2/28/2015	$10,099	$10,126	$10,004
3/31/2015	$10,053	$10,184	$10,006
4/30/2015	$10,084	$10,127	$10,009
5/31/2015	$10,112	$10,085	$10,011
6/30/2015	$10,081	$9,961	$10,013
7/31/2015	$10,078	$10,059	$10,016
8/31/2015	$9,944	$10,032	$10,018
9/30/2015	$9,730	$10,092	$10,020
10/31/2015	$9,814	$10,124	$10,023
11/30/2015	$9,830	$10,129	$10,026
12/31/2015	$9,821	$10,102	$10,029
1/31/2016	$9,692	$10,249	$10,034
2/29/2016	$9,564	$10,348	$10,039
3/31/2016	$9,778	$10,433	$10,044
4/30/2016	$9,922	$10,451	$10,049
5/31/2016	$9,932	$10,495	$10,054
6/30/2016	$9,930	$10,695	$10,060
7/31/2016	$10,037	$10,759	$10,065
8/31/2016	$10,072	$10,753	$10,070
9/30/2016	$10,152	$10,752	$10,075
10/31/2016	$10,221	$10,648	$10,082
11/30/2016	$10,184	$10,472	$10,090
12/31/2016	$10,276	$10,501	$10,097
1/31/2017	$10,334	$10,462	$10,105
2/28/2017	$10,423	$10,552	$10,113
3/31/2017	$10,478	$10,547	$10,122
4/30/2017	$10,520	$10,619	$10,131
5/31/2017	$10,574	$10,681	$10,141
6/30/2017	$10,591	$10,651	$10,151
7/31/2017	$10,646	$10,686	$10,162
8/31/2017	$10,713	$10,783	$10,173
9/30/2017	$10,749	$10,733	$10,184
10/31/2017	$10,775	$10,779	$10,195
11/30/2017	$10,783	$10,795	$10,206
12/31/2017	$10,780	$10,819	$10,218
1/31/2018	$10,796	$10,742	$10,232
2/28/2018	$10,793	$10,718	$10,247
3/31/2018	$10,795	$10,807	$10,261
4/30/2018	$10,788	$10,767	$10,281
5/31/2018	$10,842	$10,807	$10,300
6/30/2018	$10,826	$10,827	$10,320
7/31/2018	$10,883	$10,830	$10,340
8/31/2018	$10,878	$10,863	$10,360
9/30/2018	$10,899	$10,822	$10,381
10/31/2018	$10,923	$10,800	$10,401
11/30/2018	$10,866	$10,853	$10,422
12/31/2018	$10,880	$11,010	$10,443
1/31/2019	$11,023	$11,127	$10,467
2/28/2019	$11,074	$11,140	$10,491
3/31/2019	$11,144	$11,340	$10,516
4/30/2019	$11,215	$11,346	$10,539
5/31/2019	$11,237	$11,510	$10,562
6/30/2019	$11,301	$11,671	$10,584
7/31/2019	$11,295	$11,763	$10,605
8/31/2019	$11,147	$12,030	$10,626
9/30/2019	$11,170	$11,974	$10,646
10/31/2019	$11,237	$11,953	$10,665
11/30/2019	$11,283	$11,939	$10,684
12/31/2019	$11,405	$11,915	$10,702
1/31/2020	$11,394	$12,130	$10,720
2/29/2020	$11,379	$12,278	$10,737
3/31/2020	$10,799	$12,087	$10,754
4/30/2020	$11,042	$12,283	$10,767
5/31/2020	$11,223	$12,318	$10,780
6/30/2020	$11,386	$12,379	$10,794
7/31/2020	$11,504	$12,514	$10,796
8/31/2020	$11,623	$12,424	$10,799
9/30/2020	$11,633	$12,469	$10,802
10/31/2020	$11,689	$12,470	$10,804
11/30/2020	$11,821	$12,541	$10,806
12/31/2020	$11,942	$12,580	$10,808
1/31/2021	$12,013	$12,512	$10,810
2/28/2021	$12,042	$12,317	$10,812
3/31/2021	$12,053	$12,269	$10,815
4/30/2021	$12,087	$12,301	$10,816
5/31/2021	$12,117	$12,328	$10,818
6/30/2021	$12,102	$12,389	$10,820
7/31/2021	$12,135	$12,543	$10,821
8/31/2021	$12,130	$12,517	$10,823
9/30/2021	$12,135	$12,399	$10,824
10/31/2021	$12,059	$12,367	$10,825
11/30/2021	$12,076	$12,455	$10,826
12/31/2021	$12,084	$12,405	$10,828
1/31/2022	$12,039	$12,210	$10,830
2/28/2022	$11,946	$12,047	$10,832
3/31/2022	$11,748	$11,788	$10,834
4/30/2022	$11,585	$11,471	$10,843
5/31/2022	$11,611	$11,455	$10,852
6/30/2022	$11,442	$11,281	$10,861
7/31/2022	$11,607	$11,568	$10,876
8/31/2022	$11,442	$11,266	$10,897
9/30/2022	$11,211	$10,905	$10,919
10/31/2022	$11,209	$10,867	$10,948
11/30/2022	$11,314	$11,144	$10,982
12/31/2022	$11,304	$11,013	$11,020
1/31/2023	$11,450	$11,267	$11,061
2/28/2023	$11,382	$11,087	$11,100
3/31/2023	$11,521	$11,333	$11,144
4/30/2023	$11,564	$11,391	$11,189
5/31/2023	$11,572	$11,346	$11,237
6/30/2023	$11,582	$11,339	$11,285
7/31/2023	$11,656	$11,343	$11,334
8/31/2023	$11,680	$11,329	$11,386
9/30/2023	$11,595	$11,133	$11,437
10/31/2023	$11,494	$11,054	$11,489
11/30/2023	$11,855	$11,434	$11,540
12/31/2023	$12,094	$11,800	$11,593
1/31/2024	$12,136	$11,777	$11,646
2/29/2024	$12,120	$11,696	$11,696
3/31/2024	$12,226	$11,801	$11,750
4/30/2024	$12,164	$11,611	$11,802
5/31/2024	$12,290	$11,714	$11,856
6/30/2024	$12,323	$11,816	$11,905
7/31/2024	$12,460	$12,044	$11,964
8/31/2024	$12,558	$12,176	$12,019
9/30/2024	$12,676	$12,317	$12,071
10/31/2024	$12,593	$12,151	$12,121
11/30/2024	$12,755	$12,295	$12,169
12/31/2024	$12,746	$12,201	$12,216

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	5.39%	2.25%	2.46%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.38%	2.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Portfolio’s primary benchmark.

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$87,704
# of Portfolio Holdings	563
Portfolio Turnover Rate	947%
Total Net Advisory Fees Paid During the Reporting Period	$456
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.6%
Corporate Bonds & Notes	13.5%
U.S. Treasury Obligations	11.8%
Sovereign Issues	11.7%
Asset-Backed Securities	7.5%
Non-Agency Mortgage-Backed Securities	5.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	28.4%
Affiliated Investments	16.6%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(61.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Dynamic Bond Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT2009TSRAR_123124

Institutional Class

PIMCO Dynamic Bond Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.88%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

• Long exposure to investment grade corporate credit contributed to performance, as corporate credit spreads tightened.

• Long exposure to the non-agency mortgage-backed securities sector contributed to performance, as the sector posted positive total returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate- and long-end of the U.S. sovereign curve.

• Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate- and long-end of the U.K. yield curve.

• Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,005	$10,186	$10,002
2/28/2015	$10,103	$10,126	$10,004
3/31/2015	$10,059	$10,184	$10,006
4/30/2015	$10,092	$10,127	$10,009
5/31/2015	$10,122	$10,085	$10,011
6/30/2015	$10,093	$9,961	$10,013
7/31/2015	$10,093	$10,059	$10,016
8/31/2015	$9,960	$10,032	$10,018
9/30/2015	$9,748	$10,092	$10,020
10/31/2015	$9,835	$10,124	$10,023
11/30/2015	$9,852	$10,129	$10,026
12/31/2015	$9,846	$10,102	$10,029
1/31/2016	$9,718	$10,249	$10,034
2/29/2016	$9,591	$10,348	$10,039
3/31/2016	$9,808	$10,433	$10,044
4/30/2016	$9,955	$10,451	$10,049
5/31/2016	$9,967	$10,495	$10,054
6/30/2016	$9,967	$10,695	$10,060
7/31/2016	$10,077	$10,759	$10,065
8/31/2016	$10,114	$10,753	$10,070
9/30/2016	$10,196	$10,752	$10,075
10/31/2016	$10,268	$10,648	$10,082
11/30/2016	$10,232	$10,472	$10,090
12/31/2016	$10,327	$10,501	$10,097
1/31/2017	$10,387	$10,462	$10,105
2/28/2017	$10,479	$10,552	$10,113
3/31/2017	$10,536	$10,547	$10,122
4/30/2017	$10,581	$10,619	$10,131
5/31/2017	$10,638	$10,681	$10,141
6/30/2017	$10,657	$10,651	$10,151
7/31/2017	$10,714	$10,686	$10,162
8/31/2017	$10,784	$10,783	$10,173
9/30/2017	$10,822	$10,733	$10,184
10/31/2017	$10,851	$10,779	$10,195
11/30/2017	$10,861	$10,795	$10,206
12/31/2017	$10,861	$10,819	$10,218
1/31/2018	$10,879	$10,742	$10,232
2/28/2018	$10,878	$10,718	$10,247
3/31/2018	$10,883	$10,807	$10,261
4/30/2018	$10,877	$10,767	$10,281
5/31/2018	$10,934	$10,807	$10,300
6/30/2018	$10,921	$10,827	$10,320
7/31/2018	$10,980	$10,830	$10,340
8/31/2018	$10,978	$10,863	$10,360
9/30/2018	$11,001	$10,822	$10,381
10/31/2018	$11,028	$10,800	$10,401
11/30/2018	$10,973	$10,853	$10,422
12/31/2018	$10,989	$11,010	$10,443
1/31/2019	$11,136	$11,127	$10,467
2/28/2019	$11,189	$11,140	$10,491
3/31/2019	$11,262	$11,340	$10,516
4/30/2019	$11,337	$11,346	$10,539
5/31/2019	$11,362	$11,510	$10,562
6/30/2019	$11,428	$11,671	$10,584
7/31/2019	$11,425	$11,763	$10,605
8/31/2019	$11,278	$12,030	$10,626
9/30/2019	$11,303	$11,974	$10,646
10/31/2019	$11,373	$11,953	$10,665
11/30/2019	$11,422	$11,939	$10,684
12/31/2019	$11,548	$11,915	$10,702
1/31/2020	$11,539	$12,130	$10,720
2/29/2020	$11,527	$12,278	$10,737
3/31/2020	$10,941	$12,087	$10,754
4/30/2020	$11,190	$12,283	$10,767
5/31/2020	$11,375	$12,318	$10,780
6/30/2020	$11,543	$12,379	$10,794
7/31/2020	$11,665	$12,514	$10,796
8/31/2020	$11,788	$12,424	$10,799
9/30/2020	$11,800	$12,469	$10,802
10/31/2020	$11,860	$12,470	$10,804
11/30/2020	$11,997	$12,541	$10,806
12/31/2020	$12,122	$12,580	$10,808
1/31/2021	$12,197	$12,512	$10,810
2/28/2021	$12,228	$12,317	$10,812
3/31/2021	$12,242	$12,269	$10,815
4/30/2021	$12,279	$12,301	$10,816
5/31/2021	$12,312	$12,328	$10,818
6/30/2021	$12,299	$12,389	$10,820
7/31/2021	$12,336	$12,543	$10,821
8/31/2021	$12,333	$12,517	$10,823
9/30/2021	$12,341	$12,399	$10,824
10/31/2021	$12,266	$12,367	$10,825
11/30/2021	$12,286	$12,455	$10,826
12/31/2021	$12,296	$12,405	$10,828
1/31/2022	$12,253	$12,210	$10,830
2/28/2022	$12,161	$12,047	$10,832
3/31/2022	$11,962	$11,788	$10,834
4/30/2022	$11,798	$11,471	$10,843
5/31/2022	$11,827	$11,455	$10,852
6/30/2022	$11,658	$11,281	$10,861
7/31/2022	$11,829	$11,568	$10,876
8/31/2022	$11,663	$11,266	$10,897
9/30/2022	$11,430	$10,905	$10,919
10/31/2022	$11,430	$10,867	$10,948
11/30/2022	$11,540	$11,144	$10,982
12/31/2022	$11,532	$11,013	$11,020
1/31/2023	$11,683	$11,267	$11,061
2/28/2023	$11,616	$11,087	$11,100
3/31/2023	$11,760	$11,333	$11,144
4/30/2023	$11,806	$11,391	$11,189
5/31/2023	$11,818	$11,346	$11,237
6/30/2023	$11,830	$11,339	$11,285
7/31/2023	$11,908	$11,343	$11,334
8/31/2023	$11,935	$11,329	$11,386
9/30/2023	$11,850	$11,133	$11,437
10/31/2023	$11,750	$11,054	$11,489
11/30/2023	$12,121	$11,434	$11,540
12/31/2023	$12,369	$11,800	$11,593
1/31/2024	$12,414	$11,777	$11,646
2/29/2024	$12,400	$11,696	$11,696
3/31/2024	$12,512	$11,801	$11,750
4/30/2024	$12,450	$11,611	$11,802
5/31/2024	$12,582	$11,714	$11,856
6/30/2024	$12,618	$11,816	$11,905
7/31/2024	$12,762	$12,044	$11,964
8/31/2024	$12,864	$12,176	$12,019
9/30/2024	$12,987	$12,317	$12,071
10/31/2024	$12,905	$12,151	$12,121
11/30/2024	$13,074	$12,295	$12,169
12/31/2024	$13,068	$12,201	$12,216

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.65%	2.50%	2.71%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.38%	2.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Portfolio’s primary benchmark.

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$87,704
# of Portfolio Holdings	563
Portfolio Turnover Rate	947%
Total Net Advisory Fees Paid During the Reporting Period	$456
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.6%
Corporate Bonds & Notes	13.5%
U.S. Treasury Obligations	11.8%
Sovereign Issues	11.7%
Asset-Backed Securities	7.5%
Non-Agency Mortgage-Backed Securities	5.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	28.4%
Affiliated Investments	16.6%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(61.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Dynamic Bond Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT2007TSRAR_123124

Class M

PIMCO Dynamic Bond Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$136	1.33%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

• Long exposure to investment grade corporate credit contributed to performance, as corporate credit spreads tightened.

• Long exposure to the non-agency mortgage-backed securities sector contributed to performance, as the sector posted positive total returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate- and long-end of the U.S. sovereign curve.

• Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate- and long-end of the U.K. yield curve.

• Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class M	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,001	$10,186	$10,002
2/28/2015	$10,097	$10,126	$10,004
3/31/2015	$10,049	$10,184	$10,006
4/30/2015	$10,079	$10,127	$10,009
5/31/2015	$10,105	$10,085	$10,011
6/30/2015	$10,073	$9,961	$10,013
7/31/2015	$10,068	$10,059	$10,016
8/31/2015	$9,932	$10,032	$10,018
9/30/2015	$9,716	$10,092	$10,020
10/31/2015	$9,799	$10,124	$10,023
11/30/2015	$9,813	$10,129	$10,026
12/31/2015	$9,803	$10,102	$10,029
1/31/2016	$9,672	$10,249	$10,034
2/29/2016	$9,543	$10,348	$10,039
3/31/2016	$9,755	$10,433	$10,044
4/30/2016	$9,897	$10,451	$10,049
5/31/2016	$9,906	$10,495	$10,054
6/30/2016	$9,902	$10,695	$10,060
7/31/2016	$10,007	$10,759	$10,065
8/31/2016	$10,040	$10,753	$10,070
9/30/2016	$10,118	$10,752	$10,075
10/31/2016	$10,186	$10,648	$10,082
11/30/2016	$10,146	$10,472	$10,090
12/31/2016	$10,237	$10,501	$10,097
1/31/2017	$10,292	$10,462	$10,105
2/28/2017	$10,380	$10,552	$10,113
3/31/2017	$10,432	$10,547	$10,122
4/30/2017	$10,473	$10,619	$10,131
5/31/2017	$10,525	$10,681	$10,141
6/30/2017	$10,539	$10,651	$10,151
7/31/2017	$10,593	$10,686	$10,162
8/31/2017	$10,657	$10,783	$10,173
9/30/2017	$10,691	$10,733	$10,184
10/31/2017	$10,716	$10,779	$10,195
11/30/2017	$10,722	$10,795	$10,206
12/31/2017	$10,717	$10,819	$10,218
1/31/2018	$10,732	$10,742	$10,232
2/28/2018	$10,727	$10,718	$10,247
3/31/2018	$10,727	$10,807	$10,261
4/30/2018	$10,718	$10,767	$10,281
5/31/2018	$10,770	$10,807	$10,300
6/30/2018	$10,753	$10,827	$10,320
7/31/2018	$10,807	$10,830	$10,340
8/31/2018	$10,800	$10,863	$10,360
9/30/2018	$10,819	$10,822	$10,381
10/31/2018	$10,842	$10,800	$10,401
11/30/2018	$10,783	$10,853	$10,422
12/31/2018	$10,795	$11,010	$10,443
1/31/2019	$10,935	$11,127	$10,467
2/28/2019	$10,984	$11,140	$10,491
3/31/2019	$11,052	$11,340	$10,516
4/30/2019	$11,120	$11,346	$10,539
5/31/2019	$11,140	$11,510	$10,562
6/30/2019	$11,202	$11,671	$10,584
7/31/2019	$11,194	$11,763	$10,605
8/31/2019	$11,046	$12,030	$10,626
9/30/2019	$11,066	$11,974	$10,646
10/31/2019	$11,131	$11,953	$10,665
11/30/2019	$11,174	$11,939	$10,684
12/31/2019	$11,294	$11,915	$10,702
1/31/2020	$11,280	$12,130	$10,720
2/29/2020	$11,265	$12,278	$10,737
3/31/2020	$10,688	$12,087	$10,754
4/30/2020	$10,927	$12,283	$10,767
5/31/2020	$11,104	$12,318	$10,780
6/30/2020	$11,264	$12,379	$10,794
7/31/2020	$11,378	$12,514	$10,796
8/31/2020	$11,494	$12,424	$10,799
9/30/2020	$11,502	$12,469	$10,802
10/31/2020	$11,555	$12,470	$10,804
11/30/2020	$11,684	$12,541	$10,806
12/31/2020	$11,802	$12,580	$10,808
1/31/2021	$11,870	$12,512	$10,810
2/28/2021	$11,897	$12,317	$10,812
3/31/2021	$11,905	$12,269	$10,815
4/30/2021	$11,937	$12,301	$10,816
5/31/2021	$11,965	$12,328	$10,818
6/30/2021	$11,947	$12,389	$10,820
7/31/2021	$11,979	$12,543	$10,821
8/31/2021	$11,971	$12,517	$10,823
9/30/2021	$11,975	$12,399	$10,824
10/31/2021	$11,897	$12,367	$10,825
11/30/2021	$11,912	$12,455	$10,826
12/31/2021	$11,918	$12,405	$10,828
1/31/2022	$11,871	$12,210	$10,830
2/28/2022	$11,778	$12,047	$10,832
3/31/2022	$11,581	$11,788	$10,834
4/30/2022	$11,418	$11,471	$10,843
5/31/2022	$11,442	$11,455	$10,852
6/30/2022	$11,274	$11,281	$10,861
7/31/2022	$11,435	$11,568	$10,876
8/31/2022	$11,270	$11,266	$10,897
9/30/2022	$11,040	$10,905	$10,919
10/31/2022	$11,037	$10,867	$10,948
11/30/2022	$11,139	$11,144	$10,982
12/31/2022	$11,126	$11,013	$11,020
1/31/2023	$11,268	$11,267	$11,061
2/28/2023	$11,200	$11,087	$11,100
3/31/2023	$11,334	$11,333	$11,144
4/30/2023	$11,375	$11,391	$11,189
5/31/2023	$11,381	$11,346	$11,237
6/30/2023	$11,389	$11,339	$11,285
7/31/2023	$11,460	$11,343	$11,334
8/31/2023	$11,481	$11,329	$11,386
9/30/2023	$11,396	$11,133	$11,437
10/31/2023	$11,295	$11,054	$11,489
11/30/2023	$11,648	$11,434	$11,540
12/31/2023	$11,881	$11,800	$11,593
1/31/2024	$11,919	$11,777	$11,646
2/29/2024	$11,902	$11,696	$11,696
3/31/2024	$12,005	$11,801	$11,750
4/30/2024	$11,941	$11,611	$11,802
5/31/2024	$12,063	$11,714	$11,856
6/30/2024	$12,093	$11,816	$11,905
7/31/2024	$12,226	$12,044	$11,964
8/31/2024	$12,320	$12,176	$12,019
9/30/2024	$12,433	$12,317	$12,071
10/31/2024	$12,350	$12,151	$12,121
11/30/2024	$12,507	$12,295	$12,169
12/31/2024	$12,496	$12,201	$12,216

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class M	5.18%	2.04%	2.25%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.38%	2.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Portfolio’s primary benchmark.

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$87,704
# of Portfolio Holdings	563
Portfolio Turnover Rate	947%
Total Net Advisory Fees Paid During the Reporting Period	$456
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.6%
Corporate Bonds & Notes	13.5%
U.S. Treasury Obligations	11.8%
Sovereign Issues	11.7%
Asset-Backed Securities	7.5%
Non-Agency Mortgage-Backed Securities	5.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	28.4%
Affiliated Investments	16.6%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(61.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Class M

PIMCO Dynamic Bond Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT2102TSRAR_123124

Administrative Class

PIMCO Emerging Markets Bond Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$133	1.28%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to the Turkish lira contributed to performance, as the Turkish lira had positive carry.

• Overweight exposure to Ecuadorian sovereign debt contributed to performance, as spreads tightened.

• Overweight exposure to Ukrainian quasi-sovereign debt contributed to performance, as spreads tightened.

• Underweight exposure to emerging markets spreads detracted from performance, as spreads tightened.

• Security selection within Venezuelan sovereign debt detracted from performance, as spreads widened.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,959	$10,186	$10,034
2/28/2015	$10,138	$10,126	$10,159
3/31/2015	$10,181	$10,184	$10,206
4/30/2015	$10,470	$10,127	$10,407
5/31/2015	$10,447	$10,085	$10,351
6/30/2015	$10,240	$9,961	$10,176
7/31/2015	$10,230	$10,059	$10,218
8/31/2015	$9,966	$10,032	$10,108
9/30/2015	$9,635	$10,092	$9,968
10/31/2015	$10,050	$10,124	$10,283
11/30/2015	$10,036	$10,129	$10,277
12/31/2015	$9,774	$10,102	$10,123
1/31/2016	$9,664	$10,249	$10,103
2/29/2016	$9,842	$10,348	$10,307
3/31/2016	$10,249	$10,433	$10,651
4/30/2016	$10,516	$10,451	$10,855
5/31/2016	$10,492	$10,495	$10,822
6/30/2016	$10,932	$10,695	$11,226
7/31/2016	$11,132	$10,759	$11,401
8/31/2016	$11,360	$10,753	$11,606
9/30/2016	$11,421	$10,752	$11,645
10/31/2016	$11,294	$10,648	$11,475
11/30/2016	$10,847	$10,472	$10,997
12/31/2016	$11,075	$10,501	$11,155
1/31/2017	$11,235	$10,462	$11,315
2/28/2017	$11,480	$10,552	$11,550
3/31/2017	$11,532	$10,547	$11,590
4/30/2017	$11,723	$10,619	$11,779
5/31/2017	$11,799	$10,681	$11,877
6/30/2017	$11,745	$10,651	$11,846
7/31/2017	$11,847	$10,686	$11,924
8/31/2017	$12,051	$10,783	$12,130
9/30/2017	$12,084	$10,733	$12,128
10/31/2017	$12,142	$10,779	$12,150
11/30/2017	$12,100	$10,795	$12,118
12/31/2017	$12,169	$10,819	$12,194
1/31/2018	$12,171	$10,742	$12,170
2/28/2018	$11,959	$10,718	$11,932
3/31/2018	$11,990	$10,807	$11,977
4/30/2018	$11,840	$10,767	$11,802
5/31/2018	$11,700	$10,807	$11,674
6/30/2018	$11,570	$10,827	$11,556
7/31/2018	$11,796	$10,830	$11,795
8/31/2018	$11,526	$10,863	$11,568
9/30/2018	$11,754	$10,822	$11,772
10/31/2018	$11,492	$10,800	$11,510
11/30/2018	$11,434	$10,853	$11,464
12/31/2018	$11,593	$11,010	$11,632
1/31/2019	$12,139	$11,127	$12,146
2/28/2019	$12,224	$11,140	$12,221
3/31/2019	$12,376	$11,340	$12,399
4/30/2019	$12,393	$11,346	$12,414
5/31/2019	$12,433	$11,510	$12,485
6/30/2019	$12,850	$11,671	$12,865
7/31/2019	$12,994	$11,763	$13,013
8/31/2019	$12,996	$12,030	$13,084
9/30/2019	$12,960	$11,974	$13,037
10/31/2019	$13,037	$11,953	$13,086
11/30/2019	$13,016	$11,939	$13,064
12/31/2019	$13,305	$11,915	$13,309
1/31/2020	$13,545	$12,130	$13,541
2/29/2020	$13,462	$12,278	$13,431
3/31/2020	$11,588	$12,087	$11,745
4/30/2020	$11,839	$12,283	$12,003
5/31/2020	$12,570	$12,318	$12,691
6/30/2020	$12,968	$12,379	$13,061
7/31/2020	$13,464	$12,514	$13,544
8/31/2020	$13,532	$12,424	$13,584
9/30/2020	$13,301	$12,469	$13,359
10/31/2020	$13,301	$12,470	$13,343
11/30/2020	$13,905	$12,541	$13,843
12/31/2020	$14,197	$12,580	$14,092
1/31/2021	$14,019	$12,512	$13,921
2/28/2021	$13,685	$12,317	$13,564
3/31/2021	$13,500	$12,269	$13,423
4/30/2021	$13,827	$12,301	$13,680
5/31/2021	$13,988	$12,328	$13,828
6/30/2021	$14,083	$12,389	$13,951
7/31/2021	$14,164	$12,543	$14,027
8/31/2021	$14,310	$12,517	$14,154
9/30/2021	$14,001	$12,399	$13,877
10/31/2021	$13,923	$12,367	$13,885
11/30/2021	$13,640	$12,455	$13,684
12/31/2021	$13,833	$12,405	$13,879
1/31/2022	$13,458	$12,210	$13,478
2/28/2022	$12,762	$12,047	$12,736
3/31/2022	$12,764	$11,788	$12,594
4/30/2022	$12,063	$11,471	$11,904
5/31/2022	$12,049	$11,455	$11,926
6/30/2022	$11,308	$11,281	$11,266
7/31/2022	$11,618	$11,568	$11,626
8/31/2022	$11,522	$11,266	$11,490
9/30/2022	$10,789	$10,905	$10,792
10/31/2022	$10,742	$10,867	$10,801
11/30/2022	$11,611	$11,144	$11,551
12/31/2022	$11,660	$11,013	$11,595
1/31/2023	$12,096	$11,267	$11,956
2/28/2023	$11,806	$11,087	$11,692
3/31/2023	$11,933	$11,333	$11,856
4/30/2023	$11,983	$11,391	$11,916
5/31/2023	$11,849	$11,346	$11,810
6/30/2023	$12,098	$11,339	$12,037
7/31/2023	$12,305	$11,343	$12,231
8/31/2023	$12,124	$11,329	$12,060
9/30/2023	$11,779	$11,133	$11,721
10/31/2023	$11,683	$11,054	$11,551
11/30/2023	$12,353	$11,434	$12,220
12/31/2023	$12,968	$11,800	$12,807
1/31/2024	$12,849	$11,777	$12,656
2/29/2024	$12,939	$11,696	$12,743
3/31/2024	$13,215	$11,801	$12,986
4/30/2024	$12,956	$11,611	$12,725
5/31/2024	$13,201	$11,714	$12,957
6/30/2024	$13,275	$11,816	$13,043
7/31/2024	$13,553	$12,044	$13,281
8/31/2024	$13,847	$12,176	$13,590
9/30/2024	$14,138	$12,317	$13,834
10/31/2024	$13,882	$12,151	$13,586
11/30/2024	$14,110	$12,295	$13,747
12/31/2024	$13,931	$12,201	$13,541

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	7.43%	0.92%	3.37%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	5.73%	0.35%	3.08%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$192,038
# of Portfolio Holdings	896
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting Period	$881
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	8.4%
Brazil	7.6%
United States	7.3%
Turkey	6.3%
Indonesia	3.7%
Argentina	3.6%
Saudi Arabia	3.3%
Dominican Republic	3.3%
United Arab Emirates	3.2%
South Africa	2.6%
Cayman Islands	2.5%
Other Countries	49.6%
Short-Term Instruments	0.7%
Affiliated Investments	0.1%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(3.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Emerging Markets Bond Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT0333TSRAR_123124

Advisor Class

PIMCO Emerging Markets Bond Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$143	1.38%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to the Turkish lira contributed to performance, as the Turkish lira had positive carry.

• Overweight exposure to Ecuadorian sovereign debt contributed to performance, as spreads tightened.

• Overweight exposure to Ukrainian quasi-sovereign debt contributed to performance, as spreads tightened.

• Underweight exposure to emerging markets spreads detracted from performance, as spreads tightened.

• Security selection within Venezuelan sovereign debt detracted from performance, as spreads widened.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,958	$10,186	$10,034
2/28/2015	$10,137	$10,126	$10,159
3/31/2015	$10,178	$10,184	$10,206
4/30/2015	$10,466	$10,127	$10,407
5/31/2015	$10,442	$10,085	$10,351
6/30/2015	$10,235	$9,961	$10,176
7/31/2015	$10,224	$10,059	$10,218
8/31/2015	$9,959	$10,032	$10,108
9/30/2015	$9,628	$10,092	$9,968
10/31/2015	$10,042	$10,124	$10,283
11/30/2015	$10,027	$10,129	$10,277
12/31/2015	$9,765	$10,102	$10,123
1/31/2016	$9,654	$10,249	$10,103
2/29/2016	$9,831	$10,348	$10,307
3/31/2016	$10,236	$10,433	$10,651
4/30/2016	$10,502	$10,451	$10,855
5/31/2016	$10,478	$10,495	$10,822
6/30/2016	$10,915	$10,695	$11,226
7/31/2016	$11,115	$10,759	$11,401
8/31/2016	$11,342	$10,753	$11,606
9/30/2016	$11,401	$10,752	$11,645
10/31/2016	$11,274	$10,648	$11,475
11/30/2016	$10,827	$10,472	$10,997
12/31/2016	$11,053	$10,501	$11,155
1/31/2017	$11,212	$10,462	$11,315
2/28/2017	$11,456	$10,552	$11,550
3/31/2017	$11,507	$10,547	$11,590
4/30/2017	$11,696	$10,619	$11,779
5/31/2017	$11,771	$10,681	$11,877
6/30/2017	$11,716	$10,651	$11,846
7/31/2017	$11,816	$10,686	$11,924
8/31/2017	$12,019	$10,783	$12,130
9/30/2017	$12,052	$10,733	$12,128
10/31/2017	$12,108	$10,779	$12,150
11/30/2017	$12,065	$10,795	$12,118
12/31/2017	$12,132	$10,819	$12,194
1/31/2018	$12,134	$10,742	$12,170
2/28/2018	$11,922	$10,718	$11,932
3/31/2018	$11,951	$10,807	$11,977
4/30/2018	$11,801	$10,767	$11,802
5/31/2018	$11,660	$10,807	$11,674
6/30/2018	$11,530	$10,827	$11,556
7/31/2018	$11,754	$10,830	$11,795
8/31/2018	$11,484	$10,863	$11,568
9/30/2018	$11,710	$10,822	$11,772
10/31/2018	$11,449	$10,800	$11,510
11/30/2018	$11,390	$10,853	$11,464
12/31/2018	$11,547	$11,010	$11,632
1/31/2019	$12,089	$11,127	$12,146
2/28/2019	$12,173	$11,140	$12,221
3/31/2019	$12,324	$11,340	$12,399
4/30/2019	$12,340	$11,346	$12,414
5/31/2019	$12,378	$11,510	$12,485
6/30/2019	$12,793	$11,671	$12,865
7/31/2019	$12,935	$11,763	$13,013
8/31/2019	$12,936	$12,030	$13,084
9/30/2019	$12,899	$11,974	$13,037
10/31/2019	$12,975	$11,953	$13,086
11/30/2019	$12,953	$11,939	$13,064
12/31/2019	$13,239	$11,915	$13,309
1/31/2020	$13,477	$12,130	$13,541
2/29/2020	$13,393	$12,278	$13,431
3/31/2020	$11,527	$12,087	$11,745
4/30/2020	$11,777	$12,283	$12,003
5/31/2020	$12,503	$12,318	$12,691
6/30/2020	$12,897	$12,379	$13,061
7/31/2020	$13,389	$12,514	$13,544
8/31/2020	$13,456	$12,424	$13,584
9/30/2020	$13,225	$12,469	$13,359
10/31/2020	$13,224	$12,470	$13,343
11/30/2020	$13,823	$12,541	$13,843
12/31/2020	$14,113	$12,580	$14,092
1/31/2021	$13,935	$12,512	$13,921
2/28/2021	$13,601	$12,317	$13,564
3/31/2021	$13,416	$12,269	$13,423
4/30/2021	$13,740	$12,301	$13,680
5/31/2021	$13,899	$12,328	$13,828
6/30/2021	$13,993	$12,389	$13,951
7/31/2021	$14,072	$12,543	$14,027
8/31/2021	$14,215	$12,517	$14,154
9/30/2021	$13,908	$12,399	$13,877
10/31/2021	$13,828	$12,367	$13,885
11/30/2021	$13,547	$12,455	$13,684
12/31/2021	$13,737	$12,405	$13,879
1/31/2022	$13,363	$12,210	$13,478
2/28/2022	$12,671	$12,047	$12,736
3/31/2022	$12,673	$11,788	$12,594
4/30/2022	$11,976	$11,471	$11,904
5/31/2022	$11,960	$11,455	$11,926
6/30/2022	$11,224	$11,281	$11,266
7/31/2022	$11,531	$11,568	$11,626
8/31/2022	$11,434	$11,266	$11,490
9/30/2022	$10,706	$10,905	$10,792
10/31/2022	$10,658	$10,867	$10,801
11/30/2022	$11,519	$11,144	$11,551
12/31/2022	$11,567	$11,013	$11,595
1/31/2023	$11,998	$11,267	$11,956
2/28/2023	$11,709	$11,087	$11,692
3/31/2023	$11,835	$11,333	$11,856
4/30/2023	$11,883	$11,391	$11,916
5/31/2023	$11,749	$11,346	$11,810
6/30/2023	$11,996	$11,339	$12,037
7/31/2023	$12,200	$11,343	$12,231
8/31/2023	$12,019	$11,329	$12,060
9/30/2023	$11,676	$11,133	$11,721
10/31/2023	$11,580	$11,054	$11,551
11/30/2023	$12,244	$11,434	$12,220
12/31/2023	$12,852	$11,800	$12,807
1/31/2024	$12,733	$11,777	$12,656
2/29/2024	$12,821	$11,696	$12,743
3/31/2024	$13,093	$11,801	$12,986
4/30/2024	$12,836	$11,611	$12,725
5/31/2024	$13,077	$11,714	$12,957
6/30/2024	$13,150	$11,816	$13,043
7/31/2024	$13,423	$12,044	$13,281
8/31/2024	$13,714	$12,176	$13,590
9/30/2024	$14,001	$12,317	$13,834
10/31/2024	$13,746	$12,151	$13,586
11/30/2024	$13,971	$12,295	$13,747
12/31/2024	$13,793	$12,201	$13,541

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	7.32%	0.82%	3.27%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	5.73%	0.35%	3.08%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$192,038
# of Portfolio Holdings	896
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting Period	$881
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	8.4%
Brazil	7.6%
United States	7.3%
Turkey	6.3%
Indonesia	3.7%
Argentina	3.6%
Saudi Arabia	3.3%
Dominican Republic	3.3%
United Arab Emirates	3.2%
South Africa	2.6%
Cayman Islands	2.5%
Other Countries	49.6%
Short-Term Instruments	0.7%
Affiliated Investments	0.1%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(3.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Emerging Markets Bond Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT1880TSRAR_123124

Institutional Class

PIMCO Emerging Markets Bond Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$117	1.13%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to the Turkish lira contributed to performance, as the Turkish lira had positive carry.

• Overweight exposure to Ecuadorian sovereign debt contributed to performance, as spreads tightened.

• Overweight exposure to Ukrainian quasi-sovereign debt contributed to performance, as spreads tightened.

• Underweight exposure to emerging markets spreads detracted from performance, as spreads tightened.

• Security selection within Venezuelan sovereign debt detracted from performance, as spreads widened.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,960	$10,186	$10,034
2/28/2015	$10,141	$10,126	$10,159
3/31/2015	$10,184	$10,184	$10,206
4/30/2015	$10,475	$10,127	$10,407
5/31/2015	$10,453	$10,085	$10,351
6/30/2015	$10,248	$9,961	$10,176
7/31/2015	$10,239	$10,059	$10,218
8/31/2015	$9,975	$10,032	$10,108
9/30/2015	$9,646	$10,092	$9,968
10/31/2015	$10,063	$10,124	$10,283
11/30/2015	$10,050	$10,129	$10,277
12/31/2015	$9,789	$10,102	$10,123
1/31/2016	$9,680	$10,249	$10,103
2/29/2016	$9,859	$10,348	$10,307
3/31/2016	$10,268	$10,433	$10,651
4/30/2016	$10,537	$10,451	$10,855
5/31/2016	$10,515	$10,495	$10,822
6/30/2016	$10,956	$10,695	$11,226
7/31/2016	$11,158	$10,759	$11,401
8/31/2016	$11,389	$10,753	$11,606
9/30/2016	$11,451	$10,752	$11,645
10/31/2016	$11,325	$10,648	$11,475
11/30/2016	$10,878	$10,472	$10,997
12/31/2016	$11,108	$10,501	$11,155
1/31/2017	$11,270	$10,462	$11,315
2/28/2017	$11,517	$10,552	$11,550
3/31/2017	$11,571	$10,547	$11,590
4/30/2017	$11,764	$10,619	$11,779
5/31/2017	$11,842	$10,681	$11,877
6/30/2017	$11,789	$10,651	$11,846
7/31/2017	$11,892	$10,686	$11,924
8/31/2017	$12,099	$10,783	$12,130
9/30/2017	$12,134	$10,733	$12,128
10/31/2017	$12,193	$10,779	$12,150
11/30/2017	$12,153	$10,795	$12,118
12/31/2017	$12,223	$10,819	$12,194
1/31/2018	$12,227	$10,742	$12,170
2/28/2018	$12,016	$10,718	$11,932
3/31/2018	$12,048	$10,807	$11,977
4/30/2018	$11,899	$10,767	$11,802
5/31/2018	$11,760	$10,807	$11,674
6/30/2018	$11,630	$10,827	$11,556
7/31/2018	$11,859	$10,830	$11,795
8/31/2018	$11,589	$10,863	$11,568
9/30/2018	$11,820	$10,822	$11,772
10/31/2018	$11,558	$10,800	$11,510
11/30/2018	$11,501	$10,853	$11,464
12/31/2018	$11,662	$11,010	$11,632
1/31/2019	$12,213	$11,127	$12,146
2/28/2019	$12,300	$11,140	$12,221
3/31/2019	$12,454	$11,340	$12,399
4/30/2019	$12,473	$11,346	$12,414
5/31/2019	$12,515	$11,510	$12,485
6/30/2019	$12,936	$11,671	$12,865
7/31/2019	$13,083	$11,763	$13,013
8/31/2019	$13,087	$12,030	$13,084
9/30/2019	$13,052	$11,974	$13,037
10/31/2019	$13,131	$11,953	$13,086
11/30/2019	$13,112	$11,939	$13,064
12/31/2019	$13,405	$11,915	$13,309
1/31/2020	$13,648	$12,130	$13,541
2/29/2020	$13,566	$12,278	$13,431
3/31/2020	$11,679	$12,087	$11,745
4/30/2020	$11,934	$12,283	$12,003
5/31/2020	$12,672	$12,318	$12,691
6/30/2020	$13,074	$12,379	$13,061
7/31/2020	$13,577	$12,514	$13,544
8/31/2020	$13,647	$12,424	$13,584
9/30/2020	$13,415	$12,469	$13,359
10/31/2020	$13,418	$12,470	$13,343
11/30/2020	$14,028	$12,541	$13,843
12/31/2020	$14,325	$12,580	$14,092
1/31/2021	$14,147	$12,512	$13,921
2/28/2021	$13,811	$12,317	$13,564
3/31/2021	$13,626	$12,269	$13,423
4/30/2021	$13,959	$12,301	$13,680
5/31/2021	$14,123	$12,328	$13,828
6/30/2021	$14,221	$12,389	$13,951
7/31/2021	$14,304	$12,543	$14,027
8/31/2021	$14,453	$12,517	$14,154
9/30/2021	$14,143	$12,399	$13,877
10/31/2021	$14,066	$12,367	$13,885
11/30/2021	$13,782	$12,455	$13,684
12/31/2021	$13,979	$12,405	$13,879
1/31/2022	$13,601	$12,210	$13,478
2/28/2022	$12,899	$12,047	$12,736
3/31/2022	$12,903	$11,788	$12,594
4/30/2022	$12,196	$11,471	$11,904
5/31/2022	$12,183	$11,455	$11,926
6/30/2022	$11,436	$11,281	$11,266
7/31/2022	$11,751	$11,568	$11,626
8/31/2022	$11,655	$11,266	$11,490
9/30/2022	$10,915	$10,905	$10,792
10/31/2022	$10,868	$10,867	$10,801
11/30/2022	$11,749	$11,144	$11,551
12/31/2022	$11,800	$11,013	$11,595
1/31/2023	$12,243	$11,267	$11,956
2/28/2023	$11,951	$11,087	$11,692
3/31/2023	$12,081	$11,333	$11,856
4/30/2023	$12,133	$11,391	$11,916
5/31/2023	$11,999	$11,346	$11,810
6/30/2023	$12,253	$11,339	$12,037
7/31/2023	$12,464	$11,343	$12,231
8/31/2023	$12,282	$11,329	$12,060
9/30/2023	$11,934	$11,133	$11,721
10/31/2023	$11,838	$11,054	$11,551
11/30/2023	$12,519	$11,434	$12,220
12/31/2023	$13,144	$11,800	$12,807
1/31/2024	$13,025	$11,777	$12,656
2/29/2024	$13,117	$11,696	$12,743
3/31/2024	$13,399	$11,801	$12,986
4/30/2024	$13,138	$11,611	$12,725
5/31/2024	$13,388	$11,714	$12,957
6/30/2024	$13,465	$11,816	$13,043
7/31/2024	$13,748	$12,044	$13,281
8/31/2024	$14,049	$12,176	$13,590
9/30/2024	$14,346	$12,317	$13,834
10/31/2024	$14,087	$12,151	$13,586
11/30/2024	$14,320	$12,295	$13,747
12/31/2024	$14,141	$12,201	$13,541

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.59%	1.08%	3.53%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	5.73%	0.35%	3.08%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$192,038
# of Portfolio Holdings	896
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting Period	$881
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	8.4%
Brazil	7.6%
United States	7.3%
Turkey	6.3%
Indonesia	3.7%
Argentina	3.6%
Saudi Arabia	3.3%
Dominican Republic	3.3%
United Arab Emirates	3.2%
South Africa	2.6%
Cayman Islands	2.5%
Other Countries	49.6%
Short-Term Instruments	0.7%
Affiliated Investments	0.1%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(3.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Emerging Markets Bond Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT2051TSRAR_123124

Class M

PIMCO Emerging Markets Bond Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$164	1.58%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to the Turkish lira contributed to performance, as the Turkish lira had positive carry.

• Overweight exposure to Ecuadorian sovereign debt contributed to performance, as spreads tightened.

• Overweight exposure to Ukrainian quasi-sovereign debt contributed to performance, as spreads tightened.

• Underweight exposure to emerging markets spreads detracted from performance, as spreads tightened.

• Security selection within Venezuelan sovereign debt detracted from performance, as spreads widened.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class M	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,957	$10,186	$10,034
2/28/2015	$10,134	$10,126	$10,159
3/31/2015	$10,173	$10,184	$10,206
4/30/2015	$10,460	$10,127	$10,407
5/31/2015	$10,434	$10,085	$10,351
6/30/2015	$10,225	$9,961	$10,176
7/31/2015	$10,212	$10,059	$10,218
8/31/2015	$9,946	$10,032	$10,108
9/30/2015	$9,614	$10,092	$9,968
10/31/2015	$10,026	$10,124	$10,283
11/30/2015	$10,009	$10,129	$10,277
12/31/2015	$9,746	$10,102	$10,123
1/31/2016	$9,634	$10,249	$10,103
2/29/2016	$9,809	$10,348	$10,307
3/31/2016	$10,211	$10,433	$10,651
4/30/2016	$10,475	$10,451	$10,855
5/31/2016	$10,449	$10,495	$10,822
6/30/2016	$10,884	$10,695	$11,226
7/31/2016	$11,080	$10,759	$11,401
8/31/2016	$11,305	$10,753	$11,606
9/30/2016	$11,362	$10,752	$11,645
10/31/2016	$11,233	$10,648	$11,475
11/30/2016	$10,786	$10,472	$10,997
12/31/2016	$11,010	$10,501	$11,155
1/31/2017	$11,167	$10,462	$11,315
2/28/2017	$11,407	$10,552	$11,550
3/31/2017	$11,456	$10,547	$11,590
4/30/2017	$11,643	$10,619	$11,779
5/31/2017	$11,716	$10,681	$11,877
6/30/2017	$11,659	$10,651	$11,846
7/31/2017	$11,757	$10,686	$11,924
8/31/2017	$11,957	$10,783	$12,130
9/30/2017	$11,987	$10,733	$12,128
10/31/2017	$12,041	$10,779	$12,150
11/30/2017	$11,996	$10,795	$12,118
12/31/2017	$12,061	$10,819	$12,194
1/31/2018	$12,060	$10,742	$12,170
2/28/2018	$11,848	$10,718	$11,932
3/31/2018	$11,875	$10,807	$11,977
4/30/2018	$11,724	$10,767	$11,802
5/31/2018	$11,582	$10,807	$11,674
6/30/2018	$11,450	$10,827	$11,556
7/31/2018	$11,671	$10,830	$11,795
8/31/2018	$11,401	$10,863	$11,568
9/30/2018	$11,624	$10,822	$11,772
10/31/2018	$11,362	$10,800	$11,510
11/30/2018	$11,302	$10,853	$11,464
12/31/2018	$11,456	$11,010	$11,632
1/31/2019	$11,992	$11,127	$12,146
2/28/2019	$12,074	$11,140	$12,221
3/31/2019	$12,221	$11,340	$12,399
4/30/2019	$12,235	$11,346	$12,414
5/31/2019	$12,271	$11,510	$12,485
6/30/2019	$12,680	$11,671	$12,865
7/31/2019	$12,818	$11,763	$13,013
8/31/2019	$12,817	$12,030	$13,084
9/30/2019	$12,778	$11,974	$13,037
10/31/2019	$12,851	$11,953	$13,086
11/30/2019	$12,827	$11,939	$13,064
12/31/2019	$13,109	$11,915	$13,309
1/31/2020	$13,342	$12,130	$13,541
2/29/2020	$13,257	$12,278	$13,431
3/31/2020	$11,408	$12,087	$11,745
4/30/2020	$11,653	$12,283	$12,003
5/31/2020	$12,370	$12,318	$12,691
6/30/2020	$12,757	$12,379	$13,061
7/31/2020	$13,242	$12,514	$13,544
8/31/2020	$13,306	$12,424	$13,584
9/30/2020	$13,075	$12,469	$13,359
10/31/2020	$13,072	$12,470	$13,343
11/30/2020	$13,662	$12,541	$13,843
12/31/2020	$13,946	$12,580	$14,092
1/31/2021	$13,768	$12,512	$13,921
2/28/2021	$13,436	$12,317	$13,564
3/31/2021	$13,251	$12,269	$13,423
4/30/2021	$13,569	$12,301	$13,680
5/31/2021	$13,724	$12,328	$13,828
6/30/2021	$13,814	$12,389	$13,951
7/31/2021	$13,889	$12,543	$14,027
8/31/2021	$14,028	$12,517	$14,154
9/30/2021	$13,723	$12,399	$13,877
10/31/2021	$13,642	$12,367	$13,885
11/30/2021	$13,362	$12,455	$13,684
12/31/2021	$13,548	$12,405	$13,879
1/31/2022	$13,177	$12,210	$13,478
2/28/2022	$12,492	$12,047	$12,736
3/31/2022	$12,492	$11,788	$12,594
4/30/2022	$11,802	$11,471	$11,904
5/31/2022	$11,785	$11,455	$11,926
6/30/2022	$11,058	$11,281	$11,266
7/31/2022	$11,359	$11,568	$11,626
8/31/2022	$11,261	$11,266	$11,490
9/30/2022	$10,542	$10,905	$10,792
10/31/2022	$10,493	$10,867	$10,801
11/30/2022	$11,340	$11,144	$11,551
12/31/2022	$11,385	$11,013	$11,595
1/31/2023	$11,807	$11,267	$11,956
2/28/2023	$11,521	$11,087	$11,692
3/31/2023	$11,643	$11,333	$11,856
4/30/2023	$11,689	$11,391	$11,916
5/31/2023	$11,555	$11,346	$11,810
6/30/2023	$11,795	$11,339	$12,037
7/31/2023	$11,994	$11,343	$12,231
8/31/2023	$11,814	$11,329	$12,060
9/30/2023	$11,475	$11,133	$11,721
10/31/2023	$11,379	$11,054	$11,551
11/30/2023	$12,029	$11,434	$12,220
12/31/2023	$12,624	$11,800	$12,807
1/31/2024	$12,506	$11,777	$12,656
2/29/2024	$12,590	$11,696	$12,743
3/31/2024	$12,855	$11,801	$12,986
4/30/2024	$12,600	$11,611	$12,725
5/31/2024	$12,835	$11,714	$12,957
6/30/2024	$12,904	$11,816	$13,043
7/31/2024	$13,171	$12,044	$13,281
8/31/2024	$13,453	$12,176	$13,590
9/30/2024	$13,733	$12,317	$13,834
10/31/2024	$13,480	$12,151	$13,586
11/30/2024	$13,698	$12,295	$13,747
12/31/2024	$13,522	$12,201	$13,541

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class M	7.11%	0.62%	3.06%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	5.73%	0.35%	3.08%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$192,038
# of Portfolio Holdings	896
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting Period	$881
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	8.4%
Brazil	7.6%
United States	7.3%
Turkey	6.3%
Indonesia	3.7%
Argentina	3.6%
Saudi Arabia	3.3%
Dominican Republic	3.3%
United Arab Emirates	3.2%
South Africa	2.6%
Cayman Islands	2.5%
Other Countries	49.6%
Short-Term Instruments	0.7%
Affiliated Investments	0.1%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(3.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Class M

PIMCO Emerging Markets Bond Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT2106TSRAR_123124

Administrative Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$108	1.08%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

• Long exposure to senior securitized credit, particularly collateralized loan obligations and U.S. non-agency residential mortgage-backed securities, contributed to absolute performance, as spreads tightened.

• Long exposure to non-financial investment grade corporate credit, particularly an emphasis on index-linked instruments, contributed to absolute performance, as spreads tightened.

• Long exposure to duration in the U.S. detracted from absolute performance, as yields rose.

• Long exposure to the Japanese yen detracted from absolute performance, as the currency depreciated against the U.S. dollar.

• Long exposure to the euro detracted from absolute performance, as the currency depreciated against the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate (USD Unhedged) Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,077	$9,984
2/28/2015	$9,958	$9,903
3/31/2015	$9,870	$9,808
4/30/2015	$9,922	$9,912
5/31/2015	$9,671	$9,735
6/30/2015	$9,611	$9,692
7/31/2015	$9,678	$9,714
8/31/2015	$9,700	$9,725
9/30/2015	$9,746	$9,775
10/31/2015	$9,748	$9,796
11/30/2015	$9,597	$9,633
12/31/2015	$9,597	$9,685
1/31/2016	$9,665	$9,769
2/29/2016	$9,810	$9,986
3/31/2016	$10,095	$10,256
4/30/2016	$10,256	$10,392
5/31/2016	$10,111	$10,253
6/30/2016	$10,436	$10,552
7/31/2016	$10,597	$10,632
8/31/2016	$10,559	$10,580
9/30/2016	$10,640	$10,638
10/31/2016	$10,400	$10,343
11/30/2016	$9,982	$9,932
12/31/2016	$9,984	$9,887
1/31/2017	$10,111	$9,998
2/28/2017	$10,195	$10,045
3/31/2017	$10,230	$10,061
4/30/2017	$10,333	$10,174
5/31/2017	$10,506	$10,332
6/30/2017	$10,509	$10,323
7/31/2017	$10,719	$10,496
8/31/2017	$10,826	$10,600
9/30/2017	$10,750	$10,505
10/31/2017	$10,718	$10,465
11/30/2017	$10,810	$10,581
12/31/2017	$10,845	$10,618
1/31/2018	$11,063	$10,744
2/28/2018	$10,882	$10,649
3/31/2018	$10,942	$10,762
4/30/2018	$10,765	$10,590
5/31/2018	$10,632	$10,510
6/30/2018	$10,581	$10,463
7/31/2018	$10,646	$10,445
8/31/2018	$10,542	$10,456
9/30/2018	$10,576	$10,366
10/31/2018	$10,398	$10,250
11/30/2018	$10,392	$10,282
12/31/2018	$10,391	$10,490
1/31/2019	$10,628	$10,650
2/28/2019	$10,628	$10,589
3/31/2019	$10,632	$10,721
4/30/2019	$10,665	$10,690
5/31/2019	$10,692	$10,834
6/30/2019	$10,881	$11,075
7/31/2019	$10,791	$11,044
8/31/2019	$10,814	$11,268
9/30/2019	$10,775	$11,154
10/31/2019	$10,887	$11,228
11/30/2019	$10,811	$11,143
12/31/2019	$11,027	$11,208
1/31/2020	$11,057	$11,351
2/29/2020	$10,977	$11,427
3/31/2020	$10,372	$11,171
4/30/2020	$10,653	$11,390
5/31/2020	$10,870	$11,440
6/30/2020	$11,049	$11,542
7/31/2020	$11,429	$11,910
8/31/2020	$11,622	$11,892
9/30/2020	$11,516	$11,849
10/31/2020	$11,557	$11,861
11/30/2020	$11,854	$12,076
12/31/2020	$12,143	$12,238
1/31/2021	$12,110	$12,131
2/28/2021	$12,009	$11,922
3/31/2021	$11,840	$11,693
4/30/2021	$12,001	$11,840
5/31/2021	$12,090	$11,951
6/30/2021	$11,899	$11,846
7/31/2021	$11,943	$12,004
8/31/2021	$11,913	$11,954
9/30/2021	$11,795	$11,741
10/31/2021	$11,687	$11,713
11/30/2021	$11,589	$11,679
12/31/2021	$11,638	$11,662
1/31/2022	$11,532	$11,423
2/28/2022	$11,425	$11,288
3/31/2022	$11,181	$10,944
4/30/2022	$10,671	$10,344
5/31/2022	$10,716	$10,373
6/30/2022	$10,358	$10,040
7/31/2022	$10,459	$10,253
8/31/2022	$10,191	$9,849
9/30/2022	$9,757	$9,343
10/31/2022	$9,713	$9,278
11/30/2022	$10,226	$9,715
12/31/2022	$10,357	$9,767
1/31/2023	$10,668	$10,088
2/28/2023	$10,342	$9,753
3/31/2023	$10,548	$10,061
4/30/2023	$10,611	$10,106
5/31/2023	$10,401	$9,908
6/30/2023	$10,396	$9,907
7/31/2023	$10,504	$9,976
8/31/2023	$10,345	$9,839
9/30/2023	$10,117	$9,552
10/31/2023	$9,991	$9,438
11/30/2023	$10,452	$9,914
12/31/2023	$10,902	$10,326
1/31/2024	$10,749	$10,183
2/29/2024	$10,656	$10,055
3/31/2024	$10,768	$10,111
4/30/2024	$10,551	$9,855
5/31/2024	$10,749	$9,985
6/30/2024	$10,726	$9,999
7/31/2024	$10,991	$10,275
8/31/2024	$11,141	$10,518
9/30/2024	$11,346	$10,697
10/31/2024	$10,950	$10,339
11/30/2024	$10,998	$10,374
12/31/2024	$10,848	$10,151

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	(0.50%)	(0.33%)	0.82%
Bloomberg Global Aggregate (USD Unhedged) Index	(1.69%)	(1.96%)	0.15%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$129,295
# of Portfolio Holdings	918
Portfolio Turnover Rate	607%
Total Net Advisory Fees Paid During the Reporting Period	$316
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	67.2%
Japan	5.3%
Cayman Islands	4.3%
Luxembourg	4.2%
United Kingdom	3.0%
Ireland	3.0%
France	2.9%
Italy	1.9%
Brazil	1.9%
Canada	1.6%
South Africa	1.6%
Other Countries	14.3%
Short-Term Instruments	0.6%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(13.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Annual Shareholder Report |

December 31, 2024

PVIT0336TSRAR_123124

Advisor Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$118	1.18%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

• Long exposure to senior securitized credit, particularly collateralized loan obligations and U.S. non-agency residential mortgage-backed securities, contributed to absolute performance, as spreads tightened.

• Long exposure to non-financial investment grade corporate credit, particularly an emphasis on index-linked instruments, contributed to absolute performance, as spreads tightened.

• Long exposure to duration in the U.S. detracted from absolute performance, as yields rose.

• Long exposure to the Japanese yen detracted from absolute performance, as the currency depreciated against the U.S. dollar.

• Long exposure to the euro detracted from absolute performance, as the currency depreciated against the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg Global Aggregate (USD Unhedged) Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,076	$9,984
2/28/2015	$9,957	$9,903
3/31/2015	$9,868	$9,808
4/30/2015	$9,918	$9,912
5/31/2015	$9,667	$9,735
6/30/2015	$9,606	$9,692
7/31/2015	$9,672	$9,714
8/31/2015	$9,694	$9,725
9/30/2015	$9,738	$9,775
10/31/2015	$9,740	$9,796
11/30/2015	$9,588	$9,633
12/31/2015	$9,587	$9,685
1/31/2016	$9,655	$9,769
2/29/2016	$9,799	$9,986
3/31/2016	$10,083	$10,256
4/30/2016	$10,243	$10,392
5/31/2016	$10,097	$10,253
6/30/2016	$10,420	$10,552
7/31/2016	$10,580	$10,632
8/31/2016	$10,542	$10,580
9/30/2016	$10,621	$10,638
10/31/2016	$10,381	$10,343
11/30/2016	$9,963	$9,932
12/31/2016	$9,964	$9,887
1/31/2017	$10,090	$9,998
2/28/2017	$10,173	$10,045
3/31/2017	$10,207	$10,061
4/30/2017	$10,309	$10,174
5/31/2017	$10,481	$10,332
6/30/2017	$10,483	$10,323
7/31/2017	$10,692	$10,496
8/31/2017	$10,798	$10,600
9/30/2017	$10,721	$10,505
10/31/2017	$10,688	$10,465
11/30/2017	$10,778	$10,581
12/31/2017	$10,813	$10,618
1/31/2018	$11,029	$10,744
2/28/2018	$10,848	$10,649
3/31/2018	$10,907	$10,762
4/30/2018	$10,729	$10,590
5/31/2018	$10,596	$10,510
6/30/2018	$10,544	$10,463
7/31/2018	$10,608	$10,445
8/31/2018	$10,504	$10,456
9/30/2018	$10,537	$10,366
10/31/2018	$10,359	$10,250
11/30/2018	$10,351	$10,282
12/31/2018	$10,349	$10,490
1/31/2019	$10,584	$10,650
2/28/2019	$10,584	$10,589
3/31/2019	$10,587	$10,721
4/30/2019	$10,619	$10,690
5/31/2019	$10,645	$10,834
6/30/2019	$10,833	$11,075
7/31/2019	$10,742	$11,044
8/31/2019	$10,764	$11,268
9/30/2019	$10,724	$11,154
10/31/2019	$10,834	$11,228
11/30/2019	$10,758	$11,143
12/31/2019	$10,972	$11,208
1/31/2020	$11,001	$11,351
2/29/2020	$10,920	$11,427
3/31/2020	$10,318	$11,171
4/30/2020	$10,596	$11,390
5/31/2020	$10,812	$11,440
6/30/2020	$10,988	$11,542
7/31/2020	$11,365	$11,910
8/31/2020	$11,556	$11,892
9/30/2020	$11,450	$11,849
10/31/2020	$11,490	$11,861
11/30/2020	$11,785	$12,076
12/31/2020	$12,070	$12,238
1/31/2021	$12,037	$12,131
2/28/2021	$11,935	$11,922
3/31/2021	$11,766	$11,693
4/30/2021	$11,925	$11,840
5/31/2021	$12,013	$11,951
6/30/2021	$11,822	$11,846
7/31/2021	$11,865	$12,004
8/31/2021	$11,834	$11,954
9/30/2021	$11,716	$11,741
10/31/2021	$11,608	$11,713
11/30/2021	$11,510	$11,679
12/31/2021	$11,557	$11,662
1/31/2022	$11,451	$11,423
2/28/2022	$11,344	$11,288
3/31/2022	$11,101	$10,944
4/30/2022	$10,593	$10,344
5/31/2022	$10,637	$10,373
6/30/2022	$10,281	$10,040
7/31/2022	$10,381	$10,253
8/31/2022	$10,114	$9,849
9/30/2022	$9,682	$9,343
10/31/2022	$9,637	$9,278
11/30/2022	$10,145	$9,715
12/31/2022	$10,275	$9,767
1/31/2023	$10,582	$10,088
2/28/2023	$10,258	$9,753
3/31/2023	$10,462	$10,061
4/30/2023	$10,523	$10,106
5/31/2023	$10,314	$9,908
6/30/2023	$10,309	$9,907
7/31/2023	$10,415	$9,976
8/31/2023	$10,256	$9,839
9/30/2023	$10,029	$9,552
10/31/2023	$9,904	$9,438
11/30/2023	$10,359	$9,914
12/31/2023	$10,804	$10,326
1/31/2024	$10,652	$10,183
2/29/2024	$10,559	$10,055
3/31/2024	$10,669	$10,111
4/30/2024	$10,453	$9,855
5/31/2024	$10,649	$9,985
6/30/2024	$10,625	$9,999
7/31/2024	$10,886	$10,275
8/31/2024	$11,034	$10,518
9/30/2024	$11,236	$10,697
10/31/2024	$10,843	$10,339
11/30/2024	$10,890	$10,374
12/31/2024	$10,740	$10,151

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	(0.60%)	(0.43%)	0.72%
Bloomberg Global Aggregate (USD Unhedged) Index	(1.69%)	(1.96%)	0.15%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$129,295
# of Portfolio Holdings	918
Portfolio Turnover Rate	607%
Total Net Advisory Fees Paid During the Reporting Period	$316
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	67.2%
Japan	5.3%
Cayman Islands	4.3%
Luxembourg	4.2%
United Kingdom	3.0%
Ireland	3.0%
France	2.9%
Italy	1.9%
Brazil	1.9%
Canada	1.6%
South Africa	1.6%
Other Countries	14.3%
Short-Term Instruments	0.6%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(13.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Annual Shareholder Report |

December 31, 2024

PVIT1881TSRAR_123124

Institutional Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.93%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

• Long exposure to senior securitized credit, particularly collateralized loan obligations and U.S. non-agency residential mortgage-backed securities, contributed to absolute performance, as spreads tightened.

• Long exposure to non-financial investment grade corporate credit, particularly an emphasis on index-linked instruments, contributed to absolute performance, as spreads tightened.

• Long exposure to duration in the U.S. detracted from absolute performance, as yields rose.

• Long exposure to the Japanese yen detracted from absolute performance, as the currency depreciated against the U.S. dollar.

• Long exposure to the euro detracted from absolute performance, as the currency depreciated against the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Unhedged) Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,078	$9,984
2/28/2015	$9,961	$9,903
3/31/2015	$9,874	$9,808
4/30/2015	$9,926	$9,912
5/31/2015	$9,677	$9,735
6/30/2015	$9,618	$9,692
7/31/2015	$9,687	$9,714
8/31/2015	$9,710	$9,725
9/30/2015	$9,757	$9,775
10/31/2015	$9,760	$9,796
11/30/2015	$9,610	$9,633
12/31/2015	$9,611	$9,685
1/31/2016	$9,681	$9,769
2/29/2016	$9,827	$9,986
3/31/2016	$10,114	$10,256
4/30/2016	$10,277	$10,392
5/31/2016	$10,132	$10,253
6/30/2016	$10,459	$10,552
7/31/2016	$10,622	$10,632
8/31/2016	$10,585	$10,580
9/30/2016	$10,668	$10,638
10/31/2016	$10,429	$10,343
11/30/2016	$10,010	$9,932
12/31/2016	$10,014	$9,887
1/31/2017	$10,143	$9,998
2/28/2017	$10,228	$10,045
3/31/2017	$10,264	$10,061
4/30/2017	$10,369	$10,174
5/31/2017	$10,544	$10,332
6/30/2017	$10,548	$10,323
7/31/2017	$10,761	$10,496
8/31/2017	$10,869	$10,600
9/30/2017	$10,794	$10,505
10/31/2017	$10,764	$10,465
11/30/2017	$10,857	$10,581
12/31/2017	$10,894	$10,618
1/31/2018	$11,114	$10,744
2/28/2018	$10,934	$10,649
3/31/2018	$10,996	$10,762
4/30/2018	$10,818	$10,590
5/31/2018	$10,686	$10,510
6/30/2018	$10,637	$10,463
7/31/2018	$10,703	$10,445
8/31/2018	$10,600	$10,456
9/30/2018	$10,635	$10,366
10/31/2018	$10,458	$10,250
11/30/2018	$10,453	$10,282
12/31/2018	$10,453	$10,490
1/31/2019	$10,693	$10,650
2/28/2019	$10,694	$10,589
3/31/2019	$10,699	$10,721
4/30/2019	$10,734	$10,690
5/31/2019	$10,763	$10,834
6/30/2019	$10,955	$11,075
7/31/2019	$10,865	$11,044
8/31/2019	$10,890	$11,268
9/30/2019	$10,851	$11,154
10/31/2019	$10,965	$11,228
11/30/2019	$10,891	$11,143
12/31/2019	$11,110	$11,208
1/31/2020	$11,141	$11,351
2/29/2020	$11,062	$11,427
3/31/2020	$10,454	$11,171
4/30/2020	$10,738	$11,390
5/31/2020	$10,959	$11,440
6/30/2020	$11,140	$11,542
7/31/2020	$11,525	$11,910
8/31/2020	$11,721	$11,892
9/30/2020	$11,615	$11,849
10/31/2020	$11,658	$11,861
11/30/2020	$11,960	$12,076
12/31/2020	$12,252	$12,238
1/31/2021	$12,221	$12,131
2/28/2021	$12,120	$11,922
3/31/2021	$11,951	$11,693
4/30/2021	$12,115	$11,840
5/31/2021	$12,207	$11,951
6/30/2021	$12,015	$11,846
7/31/2021	$12,061	$12,004
8/31/2021	$12,032	$11,954
9/30/2021	$11,915	$11,741
10/31/2021	$11,807	$11,713
11/30/2021	$11,710	$11,679
12/31/2021	$11,760	$11,662
1/31/2022	$11,655	$11,423
2/28/2022	$11,548	$11,288
3/31/2022	$11,303	$10,944
4/30/2022	$10,789	$10,344
5/31/2022	$10,836	$10,373
6/30/2022	$10,475	$10,040
7/31/2022	$10,579	$10,253
8/31/2022	$10,309	$9,849
9/30/2022	$9,871	$9,343
10/31/2022	$9,827	$9,278
11/30/2022	$10,348	$9,715
12/31/2022	$10,482	$9,767
1/31/2023	$10,798	$10,088
2/28/2023	$10,469	$9,753
3/31/2023	$10,680	$10,061
4/30/2023	$10,744	$10,106
5/31/2023	$10,533	$9,908
6/30/2023	$10,530	$9,907
7/31/2023	$10,640	$9,976
8/31/2023	$10,480	$9,839
9/30/2023	$10,251	$9,552
10/31/2023	$10,124	$9,438
11/30/2023	$10,592	$9,914
12/31/2023	$11,050	$10,326
1/31/2024	$10,896	$10,183
2/29/2024	$10,803	$10,055
3/31/2024	$10,918	$10,111
4/30/2024	$10,700	$9,855
5/31/2024	$10,902	$9,985
6/30/2024	$10,880	$9,999
7/31/2024	$11,150	$10,275
8/31/2024	$11,304	$10,518
9/30/2024	$11,513	$10,697
10/31/2024	$11,113	$10,339
11/30/2024	$11,163	$10,374
12/31/2024	$11,011	$10,151

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(0.35%)	(0.18%)	0.97%
Bloomberg Global Aggregate (USD Unhedged) Index	(1.69%)	(1.96%)	0.15%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$129,295
# of Portfolio Holdings	918
Portfolio Turnover Rate	607%
Total Net Advisory Fees Paid During the Reporting Period	$316
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	67.2%
Japan	5.3%
Cayman Islands	4.3%
Luxembourg	4.2%
United Kingdom	3.0%
Ireland	3.0%
France	2.9%
Italy	1.9%
Brazil	1.9%
Canada	1.6%
South Africa	1.6%
Other Countries	14.3%
Short-Term Instruments	0.6%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(13.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Annual Shareholder Report |

December 31, 2024

PVIT1876TSRAR_123124

Administrative Class

PIMCO Global Core Bond (Hedged) Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Global Core Bond (Hedged) Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$106	1.04%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to senior securitized credit, particularly collateralized loan obligations and U.S. non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

• Underweight exposure to the long end of the U.S. yield curve contributed to performance, as yields rose.

• Selection across the coupon stack within U.S. agency MBS contributed to relative performance, as higher coupons outperformed.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

• Short exposure to the euro detracted from relative performance, as the currency appreciated against the U.S. dollar in the third quarter of 2024.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,968	$10,186
2/28/2015	$9,989	$10,126
3/31/2015	$9,833	$10,184
4/30/2015	$9,982	$10,127
5/31/2015	$9,793	$10,085
6/30/2015	$9,728	$9,961
7/31/2015	$9,666	$10,059
8/31/2015	$9,544	$10,032
9/30/2015	$9,449	$10,092
10/31/2015	$9,605	$10,124
11/30/2015	$9,599	$10,129
12/31/2015	$9,496	$10,102
1/31/2016	$9,514	$10,249
2/29/2016	$9,488	$10,348
3/31/2016	$9,752	$10,433
4/30/2016	$9,832	$10,451
5/31/2016	$9,736	$10,495
6/30/2016	$9,973	$10,695
7/31/2016	$10,127	$10,759
8/31/2016	$10,178	$10,753
9/30/2016	$10,245	$10,752
10/31/2016	$10,218	$10,648
11/30/2016	$10,075	$10,472
12/31/2016	$10,141	$10,501
1/31/2017	$10,126	$10,462
2/28/2017	$10,265	$10,552
3/31/2017	$10,255	$10,547
4/30/2017	$10,310	$10,619
5/31/2017	$10,376	$10,681
6/30/2017	$10,344	$10,651
7/31/2017	$10,400	$10,686
8/31/2017	$10,523	$10,783
9/30/2017	$10,512	$10,733
10/31/2017	$10,557	$10,779
11/30/2017	$10,570	$10,795
12/31/2017	$10,575	$10,819
1/31/2018	$10,566	$10,742
2/28/2018	$10,523	$10,718
3/31/2018	$10,604	$10,807
4/30/2018	$10,572	$10,767
5/31/2018	$10,597	$10,807
6/30/2018	$10,624	$10,827
7/31/2018	$10,652	$10,830
8/31/2018	$10,669	$10,863
9/30/2018	$10,637	$10,822
10/31/2018	$10,607	$10,800
11/30/2018	$10,601	$10,853
12/31/2018	$10,686	$11,010
1/31/2019	$10,826	$11,127
2/28/2019	$10,853	$11,140
3/31/2019	$11,010	$11,340
4/30/2019	$11,043	$11,346
5/31/2019	$11,184	$11,510
6/30/2019	$11,333	$11,671
7/31/2019	$11,413	$11,763
8/31/2019	$11,608	$12,030
9/30/2019	$11,546	$11,974
10/31/2019	$11,540	$11,953
11/30/2019	$11,506	$11,939
12/31/2019	$11,528	$11,915
1/31/2020	$11,734	$12,130
2/29/2020	$11,811	$12,278
3/31/2020	$11,423	$12,087
4/30/2020	$11,675	$12,283
5/31/2020	$11,796	$12,318
6/30/2020	$11,917	$12,379
7/31/2020	$12,117	$12,514
8/31/2020	$12,146	$12,424
9/30/2020	$12,200	$12,469
10/31/2020	$12,230	$12,470
11/30/2020	$12,358	$12,541
12/31/2020	$12,462	$12,580
1/31/2021	$12,426	$12,512
2/28/2021	$12,268	$12,317
3/31/2021	$12,223	$12,269
4/30/2021	$12,278	$12,301
5/31/2021	$12,294	$12,328
6/30/2021	$12,320	$12,389
7/31/2021	$12,447	$12,543
8/31/2021	$12,434	$12,517
9/30/2021	$12,320	$12,399
10/31/2021	$12,255	$12,367
11/30/2021	$12,292	$12,455
12/31/2021	$12,274	$12,405
1/31/2022	$12,120	$12,210
2/28/2022	$11,943	$12,047
3/31/2022	$11,715	$11,788
4/30/2022	$11,371	$11,471
5/31/2022	$11,335	$11,455
6/30/2022	$11,085	$11,281
7/31/2022	$11,372	$11,568
8/31/2022	$11,104	$11,266
9/30/2022	$10,691	$10,905
10/31/2022	$10,663	$10,867
11/30/2022	$10,952	$11,144
12/31/2022	$10,857	$11,013
1/31/2023	$11,160	$11,267
2/28/2023	$10,994	$11,087
3/31/2023	$11,147	$11,333
4/30/2023	$11,204	$11,391
5/31/2023	$11,146	$11,346
6/30/2023	$11,144	$11,339
7/31/2023	$11,192	$11,343
8/31/2023	$11,166	$11,329
9/30/2023	$11,019	$11,133
10/31/2023	$10,909	$11,054
11/30/2023	$11,315	$11,434
12/31/2023	$11,723	$11,800
1/31/2024	$11,702	$11,777
2/29/2024	$11,629	$11,696
3/31/2024	$11,797	$11,801
4/30/2024	$11,606	$11,611
5/31/2024	$11,729	$11,714
6/30/2024	$11,808	$11,816
7/31/2024	$12,000	$12,044
8/31/2024	$12,060	$12,176
9/30/2024	$12,236	$12,317
10/31/2024	$12,003	$12,151
11/30/2024	$12,194	$12,295
12/31/2024	$12,140	$12,201

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	3.56%	1.04%	1.96%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$84,734
# of Portfolio Holdings	834
Portfolio Turnover Rate	584%
Total Net Advisory Fees Paid During the Reporting Period	$221
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	76.0%
United Kingdom	5.3%
Canada	4.9%
Cayman Islands	4.7%
Japan	4.4%
Ireland	2.9%
Denmark	2.5%
Brazil	1.9%
South Korea	1.9%
Other Countries	19.9%
Short-Term Instruments	2.0%
Affiliated Investments	0.9%
Financial Derivative Instruments	1.7%
Other Assets and Liabilities, Net	(29.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.17% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Global Core Bond (Hedged) Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT2005TSRAR_123124

Administrative Class

PIMCO Global Diversified Allocation Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Global Diversified Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$49	0.47%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to equities contributed to absolute performance, as equity-related Underlying PIMCO Funds and S&P 500 futures posted positive returns.

• Exposure to fixed income contributed to absolute performance, as fixed income-related Underlying PIMCO Funds posted positive returns.

• Active management in Underlying PIMCO Funds contributed to performance, as the majority of Underlying PIMCO Funds outperformed their respective benchmarks.

• The Portfolio’s volatility management strategy, implemented using S&P 500 futures, detracted from performance due to adverse equity positioning.

• Within the Portfolio's equity allocation, overweight exposure to international markets stocks through the PIMCO RAE International Fund, PIMCO StocksPLUS®International Fund (U.S. Dollar-Hedged) and PIMCO StocksPLUS®International Fund (Unhedged) detracted from relative performance, as international stocks underperformed the U.S. market.

• Put options on the S&P 500 Index, used for tail risk hedging, detracted from performance, as the S&P 500 Index posted positive returns.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the MSCI World Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	MSCI World Index	Bloomberg U.S. Aggregate Index	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,876	$9,819	$10,210	$9,975
2/28/2015	$10,230	$10,394	$10,114	$10,288
3/31/2015	$10,109	$10,231	$10,161	$10,211
4/30/2015	$10,233	$10,471	$10,124	$10,340
5/31/2015	$10,233	$10,507	$10,100	$10,351
6/30/2015	$9,993	$10,263	$9,990	$10,162
7/31/2015	$10,051	$10,447	$10,059	$10,299
8/31/2015	$9,551	$9,756	$10,045	$9,885
9/30/2015	$9,248	$9,396	$10,113	$9,692
10/31/2015	$9,703	$10,141	$10,114	$10,154
11/30/2015	$9,674	$10,090	$10,088	$10,113
12/31/2015	$9,443	$9,913	$10,055	$9,993
1/31/2016	$9,091	$9,320	$10,193	$9,690
2/29/2016	$8,988	$9,250	$10,266	$9,674
3/31/2016	$9,438	$9,878	$10,360	$10,103
4/30/2016	$9,593	$10,035	$10,400	$10,215
5/31/2016	$9,604	$10,091	$10,402	$10,250
6/30/2016	$9,614	$9,978	$10,589	$10,255
7/31/2016	$9,916	$10,399	$10,656	$10,541
8/31/2016	$9,957	$10,408	$10,644	$10,541
9/30/2016	$9,988	$10,463	$10,638	$10,572
10/31/2016	$9,883	$10,261	$10,556	$10,417
11/30/2016	$9,936	$10,408	$10,307	$10,408
12/31/2016	$10,180	$10,657	$10,321	$10,564
1/31/2017	$10,349	$10,915	$10,341	$10,725
2/28/2017	$10,612	$11,217	$10,411	$10,932
3/31/2017	$10,656	$11,337	$10,405	$11,000
4/30/2017	$10,782	$11,505	$10,486	$11,132
5/31/2017	$10,920	$11,748	$10,567	$11,307
6/30/2017	$10,962	$11,793	$10,556	$11,329
7/31/2017	$11,143	$12,076	$10,601	$11,511
8/31/2017	$11,228	$12,093	$10,696	$11,562
9/30/2017	$11,397	$12,364	$10,645	$11,696
10/31/2017	$11,590	$12,598	$10,652	$11,831
11/30/2017	$11,772	$12,871	$10,638	$11,979
12/31/2017	$11,898	$13,045	$10,687	$12,098
1/31/2018	$12,342	$13,733	$10,564	$12,425
2/28/2018	$11,898	$13,164	$10,464	$12,069
3/31/2018	$11,728	$12,878	$10,531	$11,943
4/30/2018	$11,750	$13,026	$10,452	$11,989
5/31/2018	$11,815	$13,107	$10,527	$12,069
6/30/2018	$11,797	$13,101	$10,514	$12,059
7/31/2018	$12,070	$13,510	$10,516	$12,286
8/31/2018	$12,168	$13,677	$10,584	$12,409
9/30/2018	$12,205	$13,753	$10,516	$12,419
10/31/2018	$11,503	$12,744	$10,433	$11,832
11/30/2018	$11,525	$12,888	$10,495	$11,941
12/31/2018	$10,834	$11,908	$10,688	$11,484
1/31/2019	$11,490	$12,835	$10,801	$12,069
2/28/2019	$11,739	$13,221	$10,795	$12,284
3/31/2019	$11,901	$13,394	$11,003	$12,475
4/30/2019	$12,230	$13,869	$11,005	$12,742
5/31/2019	$11,719	$13,069	$11,201	$12,391
6/30/2019	$12,369	$13,930	$11,341	$12,943
7/31/2019	$12,437	$13,999	$11,366	$12,993
8/31/2019	$12,175	$13,713	$11,661	$12,968
9/30/2019	$12,357	$14,005	$11,599	$13,106
10/31/2019	$12,598	$14,361	$11,634	$13,322
11/30/2019	$12,851	$14,761	$11,628	$13,542
12/31/2019	$13,187	$15,203	$11,620	$13,782
1/31/2020	$13,163	$15,111	$11,843	$13,838
2/29/2020	$12,641	$13,834	$12,056	$13,235
3/31/2020	$11,524	$12,003	$11,985	$12,153
4/30/2020	$11,874	$13,314	$12,198	$13,036
5/31/2020	$12,073	$13,957	$12,255	$13,439
6/30/2020	$12,321	$14,326	$12,332	$13,686
7/31/2020	$12,549	$15,012	$12,517	$14,160
8/31/2020	$12,854	$16,015	$12,416	$14,682
9/30/2020	$12,684	$15,462	$12,409	$14,375
10/31/2020	$12,607	$14,988	$12,353	$14,085
11/30/2020	$13,364	$16,904	$12,475	$15,221
12/31/2020	$13,734	$17,621	$12,492	$15,616
1/31/2021	$13,785	$17,446	$12,402	$15,478
2/28/2021	$13,902	$17,893	$12,223	$15,627
3/31/2021	$14,026	$18,488	$12,071	$15,861
4/30/2021	$14,406	$19,349	$12,166	$16,354
5/31/2021	$14,602	$19,627	$12,206	$16,517
6/30/2021	$14,743	$19,920	$12,291	$16,711
7/31/2021	$14,824	$20,277	$12,429	$16,965
8/31/2021	$14,984	$20,781	$12,405	$17,205
9/30/2021	$14,489	$19,919	$12,298	$16,717
10/31/2021	$14,837	$21,047	$12,294	$17,284
11/30/2021	$14,610	$20,586	$12,331	$17,077
12/31/2021	$14,915	$21,465	$12,299	$17,497
1/31/2022	$14,306	$20,330	$12,034	$16,791
2/28/2022	$13,955	$19,816	$11,900	$16,461
3/31/2022	$13,905	$20,359	$11,569	$16,549
4/30/2022	$13,178	$18,668	$11,130	$15,473
5/31/2022	$13,233	$18,682	$11,202	$15,520
6/30/2022	$12,433	$17,064	$11,026	$14,616
7/31/2022	$12,970	$18,419	$11,296	$15,455
8/31/2022	$12,632	$17,649	$10,977	$14,893
9/30/2022	$11,792	$16,008	$10,502	$13,805
10/31/2022	$12,072	$17,158	$10,366	$14,328
11/30/2022	$12,692	$18,351	$10,748	$15,137
12/31/2022	$12,445	$17,571	$10,699	$14,724
1/31/2023	$13,052	$18,815	$11,028	$15,530
2/28/2023	$12,769	$18,362	$10,743	$15,145
3/31/2023	$12,915	$18,930	$11,016	$15,580
4/30/2023	$13,058	$19,261	$11,083	$15,782
5/31/2023	$12,895	$19,069	$10,962	$15,618
6/30/2023	$13,406	$20,222	$10,923	$16,163
7/31/2023	$13,814	$20,902	$10,915	$16,484
8/31/2023	$13,446	$20,403	$10,846	$16,206
9/30/2023	$12,947	$19,522	$10,570	$15,622
10/31/2023	$12,617	$18,956	$10,403	$15,251
11/30/2023	$13,461	$20,733	$10,874	$16,385
12/31/2023	$14,145	$21,751	$11,291	$17,119
1/31/2024	$14,208	$22,012	$11,260	$17,223
2/29/2024	$14,541	$22,945	$11,101	$17,564
3/31/2024	$14,921	$23,683	$11,203	$17,967
4/30/2024	$14,477	$22,803	$10,920	$17,385
5/31/2024	$15,005	$23,821	$11,105	$17,969
6/30/2024	$15,203	$24,306	$11,210	$18,257
7/31/2024	$15,525	$24,734	$11,472	$18,620
8/31/2024	$15,654	$25,388	$11,637	$19,022
9/30/2024	$15,890	$25,853	$11,793	$19,333
10/31/2024	$15,461	$25,340	$11,500	$18,911
11/30/2024	$15,868	$26,503	$11,622	$19,512
12/31/2024	$15,417	$25,812	$11,432	$19,079

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	8.99%	3.17%	4.42%
MSCI World Index	18.67%	11.17%	9.95%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	11.45%	6.72%	6.67%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$173,107
# of Portfolio Holdings	19
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	94.9%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	4.8%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Short-Term Fund	15.1%
PIMCO Total Return Fund IV	15.1%
PIMCO StocksPLUS® International Fund (Unhedged)	10.0%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	5.0%
PIMCO Income Fund	5.0%
PIMCO Investment Grade Credit Bond Fund	5.0%
PIMCO RAE PLUS EMG Fund	5.0%
PIMCO RAE PLUS Small Fund	5.0%
PIMCO Real Return Fund	5.0%
PIMCO RAE International Fund	5.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Global Diversified Allocation Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT2061TSRAR_123124

Advisor Class

PIMCO Global Diversified Allocation Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Global Diversified Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$60	0.57%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to equities contributed to absolute performance, as equity-related Underlying PIMCO Funds and S&P 500 futures posted positive returns.

• Exposure to fixed income contributed to absolute performance, as fixed income-related Underlying PIMCO Funds posted positive returns.

• Active management in Underlying PIMCO Funds contributed to performance, as the majority of Underlying PIMCO Funds outperformed their respective benchmarks.

• The Portfolio’s volatility management strategy, implemented using S&P 500 futures, detracted from performance due to adverse equity positioning.

• Within the Portfolio's equity allocation, overweight exposure to international markets stocks through the PIMCO RAE International Fund, PIMCO StocksPLUS®International Fund (U.S. Dollar-Hedged) and PIMCO StocksPLUS®International Fund (Unhedged) detracted from relative performance, as international stocks underperformed the U.S. market.

• Put options on the S&P 500 Index, used for tail risk hedging, detracted from performance, as the S&P 500 Index posted positive returns.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the MSCI World Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	MSCI World Index	Bloomberg U.S. Aggregate Index	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,885	$9,819	$10,210	$9,975
2/28/2015	$10,240	$10,394	$10,114	$10,288
3/31/2015	$10,108	$10,231	$10,161	$10,211
4/30/2015	$10,233	$10,471	$10,124	$10,340
5/31/2015	$10,233	$10,507	$10,100	$10,351
6/30/2015	$10,001	$10,263	$9,990	$10,162
7/31/2015	$10,049	$10,447	$10,059	$10,299
8/31/2015	$9,556	$9,756	$10,045	$9,885
9/30/2015	$9,250	$9,396	$10,113	$9,692
10/31/2015	$9,707	$10,141	$10,114	$10,154
11/30/2015	$9,668	$10,090	$10,088	$10,113
12/31/2015	$9,445	$9,913	$10,055	$9,993
1/31/2016	$9,081	$9,320	$10,193	$9,690
2/29/2016	$8,987	$9,250	$10,266	$9,674
3/31/2016	$9,438	$9,878	$10,360	$10,103
4/30/2016	$9,584	$10,035	$10,400	$10,215
5/31/2016	$9,605	$10,091	$10,402	$10,250
6/30/2016	$9,613	$9,978	$10,589	$10,255
7/31/2016	$9,905	$10,399	$10,656	$10,541
8/31/2016	$9,947	$10,408	$10,644	$10,541
9/30/2016	$9,986	$10,463	$10,638	$10,572
10/31/2016	$9,871	$10,261	$10,556	$10,417
11/30/2016	$9,923	$10,408	$10,307	$10,408
12/31/2016	$10,166	$10,657	$10,321	$10,564
1/31/2017	$10,335	$10,915	$10,341	$10,725
2/28/2017	$10,600	$11,217	$10,411	$10,932
3/31/2017	$10,641	$11,337	$10,405	$11,000
4/30/2017	$10,758	$11,505	$10,486	$11,132
5/31/2017	$10,906	$11,748	$10,567	$11,307
6/30/2017	$10,936	$11,793	$10,556	$11,329
7/31/2017	$11,128	$12,076	$10,601	$11,511
8/31/2017	$11,203	$12,093	$10,696	$11,562
9/30/2017	$11,381	$12,364	$10,645	$11,696
10/31/2017	$11,574	$12,598	$10,652	$11,831
11/30/2017	$11,756	$12,871	$10,638	$11,979
12/31/2017	$11,879	$13,045	$10,687	$12,098
1/31/2018	$12,315	$13,733	$10,564	$12,425
2/28/2018	$11,869	$13,164	$10,464	$12,069
3/31/2018	$11,696	$12,878	$10,531	$11,943
4/30/2018	$11,729	$13,026	$10,452	$11,989
5/31/2018	$11,784	$13,107	$10,527	$12,069
6/30/2018	$11,763	$13,101	$10,514	$12,059
7/31/2018	$12,037	$13,510	$10,516	$12,286
8/31/2018	$12,136	$13,677	$10,584	$12,409
9/30/2018	$12,170	$13,753	$10,516	$12,419
10/31/2018	$11,466	$12,744	$10,433	$11,832
11/30/2018	$11,488	$12,888	$10,495	$11,941
12/31/2018	$10,803	$11,908	$10,688	$11,484
1/31/2019	$11,461	$12,835	$10,801	$12,069
2/28/2019	$11,699	$13,221	$10,795	$12,284
3/31/2019	$11,859	$13,394	$11,003	$12,475
4/30/2019	$12,189	$13,869	$11,005	$12,742
5/31/2019	$11,677	$13,069	$11,201	$12,391
6/30/2019	$12,325	$13,930	$11,341	$12,943
7/31/2019	$12,394	$13,999	$11,366	$12,993
8/31/2019	$12,131	$13,713	$11,661	$12,968
9/30/2019	$12,310	$14,005	$11,599	$13,106
10/31/2019	$12,552	$14,361	$11,634	$13,322
11/30/2019	$12,805	$14,761	$11,628	$13,542
12/31/2019	$13,138	$15,203	$11,620	$13,782
1/31/2020	$13,115	$15,111	$11,843	$13,838
2/29/2020	$12,592	$13,834	$12,056	$13,235
3/31/2020	$11,471	$12,003	$11,985	$12,153
4/30/2020	$11,822	$13,314	$12,198	$13,036
5/31/2020	$12,021	$13,957	$12,255	$13,439
6/30/2020	$12,267	$14,326	$12,332	$13,686
7/31/2020	$12,483	$15,012	$12,517	$14,160
8/31/2020	$12,788	$16,015	$12,416	$14,682
9/30/2020	$12,615	$15,462	$12,409	$14,375
10/31/2020	$12,538	$14,988	$12,353	$14,085
11/30/2020	$13,296	$16,904	$12,475	$15,221
12/31/2020	$13,663	$17,621	$12,492	$15,616
1/31/2021	$13,715	$17,446	$12,402	$15,478
2/28/2021	$13,831	$17,893	$12,223	$15,627
3/31/2021	$13,953	$18,488	$12,071	$15,861
4/30/2021	$14,320	$19,349	$12,166	$16,354
5/31/2021	$14,517	$19,627	$12,206	$16,517
6/30/2021	$14,668	$19,920	$12,291	$16,711
7/31/2021	$14,735	$20,277	$12,429	$16,965
8/31/2021	$14,896	$20,781	$12,405	$17,205
9/30/2021	$14,408	$19,919	$12,298	$16,717
10/31/2021	$14,747	$21,047	$12,294	$17,284
11/30/2021	$14,521	$20,586	$12,331	$17,077
12/31/2021	$14,826	$21,465	$12,299	$17,497
1/31/2022	$14,226	$20,330	$12,034	$16,791
2/28/2022	$13,882	$19,816	$11,900	$16,461
3/31/2022	$13,828	$20,359	$11,569	$16,549
4/30/2022	$13,102	$18,668	$11,130	$15,473
5/31/2022	$13,146	$18,682	$11,202	$15,520
6/30/2022	$12,350	$17,064	$11,026	$14,616
7/31/2022	$12,893	$18,419	$11,296	$15,455
8/31/2022	$12,567	$17,649	$10,977	$14,893
9/30/2022	$11,739	$16,008	$10,502	$13,805
10/31/2022	$12,001	$17,158	$10,366	$14,328
11/30/2022	$12,612	$18,351	$10,748	$15,137
12/31/2022	$12,364	$17,571	$10,699	$14,724
1/31/2023	$12,961	$18,815	$11,028	$15,530
2/28/2023	$12,695	$18,362	$10,743	$15,145
3/31/2023	$12,834	$18,930	$11,016	$15,580
4/30/2023	$12,968	$19,261	$11,083	$15,782
5/31/2023	$12,812	$19,069	$10,962	$15,618
6/30/2023	$13,326	$20,222	$10,923	$16,163
7/31/2023	$13,729	$20,902	$10,915	$16,484
8/31/2023	$13,371	$20,403	$10,846	$16,206
9/30/2023	$12,872	$19,522	$10,570	$15,622
10/31/2023	$12,534	$18,956	$10,403	$15,251
11/30/2023	$13,390	$20,733	$10,874	$16,385
12/31/2023	$14,051	$21,751	$11,291	$17,119
1/31/2024	$14,142	$22,012	$11,260	$17,223
2/29/2024	$14,462	$22,945	$11,101	$17,564
3/31/2024	$14,856	$23,683	$11,203	$17,967
4/30/2024	$14,415	$22,803	$10,920	$17,385
5/31/2024	$14,949	$23,821	$11,105	$17,969
6/30/2024	$15,121	$24,306	$11,210	$18,257
7/31/2024	$15,475	$24,734	$11,472	$18,620
8/31/2024	$15,569	$25,388	$11,637	$19,022
9/30/2024	$15,805	$25,853	$11,793	$19,333
10/31/2024	$15,381	$25,340	$11,500	$18,911
11/30/2024	$15,805	$26,503	$11,622	$19,512
12/31/2024	$15,319	$25,812	$11,432	$19,079

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	9.02%	3.12%	4.36%
MSCI World Index	18.67%	11.17%	9.95%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	11.45%	6.72%	6.67%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$173,107
# of Portfolio Holdings	19
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	94.9%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	4.8%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Short-Term Fund	15.1%
PIMCO Total Return Fund IV	15.1%
PIMCO StocksPLUS® International Fund (Unhedged)	10.0%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	5.0%
PIMCO Income Fund	5.0%
PIMCO Investment Grade Credit Bond Fund	5.0%
PIMCO RAE PLUS EMG Fund	5.0%
PIMCO RAE PLUS Small Fund	5.0%
PIMCO Real Return Fund	5.0%
PIMCO RAE International Fund	5.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Global Diversified Allocation Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT2082TSRAR_123124

Administrative Class

PIMCO Global Managed Asset Allocation Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$112	1.06%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• U.S. duration and curve positioning, particularly underweight exposure to the 10-year and 30-year portion of the curve over most of the reporting period, contributed to relative performance, as these interest rates rose.

• Overweight exposure to securitized credit, particularly residential mortgage-backed securities, contributed to relative performance, as these securities posted positive returns.

• Underweight exposure to the Canadian dollar ("CAD") contributed to relative performance, as the CAD depreciated against the U.S. dollar ("USD").

• Overweight exposure to Brazilian local duration detracted from relative performance, as interest rates rose across all tenors of the Brazilian yield curve.

• U.K. duration and curve positioning, particularly overweight exposure to the 5-year and 30-year portion of the curve over most of the reporting period, detracted from relative performance, as these interest rates rose.

• Overweight exposure to the Japanese yen ("JPY") detracted from relative performance, as the JPY depreciated against the USD.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the MSCI World Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	MSCI World Index	Bloomberg U.S. Aggregate Index	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,121	$9,819	$10,210	$9,975
2/28/2015	$10,502	$10,394	$10,114	$10,288
3/31/2015	$10,450	$10,231	$10,161	$10,211
4/30/2015	$10,649	$10,471	$10,124	$10,340
5/31/2015	$10,640	$10,507	$10,100	$10,351
6/30/2015	$10,424	$10,263	$9,990	$10,162
7/31/2015	$10,536	$10,447	$10,059	$10,299
8/31/2015	$9,991	$9,756	$10,045	$9,885
9/30/2015	$9,680	$9,396	$10,113	$9,692
10/31/2015	$10,182	$10,141	$10,114	$10,154
11/30/2015	$10,138	$10,090	$10,088	$10,113
12/31/2015	$9,986	$9,913	$10,055	$9,993
1/31/2016	$9,510	$9,320	$10,193	$9,690
2/29/2016	$9,289	$9,250	$10,266	$9,674
3/31/2016	$9,801	$9,878	$10,360	$10,103
4/30/2016	$9,951	$10,035	$10,400	$10,215
5/31/2016	$9,986	$10,091	$10,402	$10,250
6/30/2016	$9,925	$9,978	$10,589	$10,255
7/31/2016	$10,263	$10,399	$10,656	$10,541
8/31/2016	$10,299	$10,408	$10,644	$10,541
9/30/2016	$10,322	$10,463	$10,638	$10,572
10/31/2016	$10,233	$10,261	$10,556	$10,417
11/30/2016	$10,188	$10,408	$10,307	$10,408
12/31/2016	$10,389	$10,657	$10,321	$10,564
1/31/2017	$10,561	$10,915	$10,341	$10,725
2/28/2017	$10,751	$11,217	$10,411	$10,932
3/31/2017	$10,848	$11,337	$10,405	$11,000
4/30/2017	$10,985	$11,505	$10,486	$11,132
5/31/2017	$11,130	$11,748	$10,567	$11,307
6/30/2017	$11,158	$11,793	$10,556	$11,329
7/31/2017	$11,303	$12,076	$10,601	$11,511
8/31/2017	$11,340	$12,093	$10,696	$11,562
9/30/2017	$11,508	$12,364	$10,645	$11,696
10/31/2017	$11,637	$12,598	$10,652	$11,831
11/30/2017	$11,774	$12,871	$10,638	$11,979
12/31/2017	$11,852	$13,045	$10,687	$12,098
1/31/2018	$12,194	$13,733	$10,564	$12,425
2/28/2018	$11,760	$13,164	$10,464	$12,069
3/31/2018	$11,670	$12,878	$10,531	$11,943
4/30/2018	$11,753	$13,026	$10,452	$11,989
5/31/2018	$11,790	$13,107	$10,527	$12,069
6/30/2018	$11,779	$13,101	$10,514	$12,059
7/31/2018	$12,012	$13,510	$10,516	$12,286
8/31/2018	$12,050	$13,677	$10,584	$12,409
9/30/2018	$12,117	$13,753	$10,516	$12,419
10/31/2018	$11,546	$12,744	$10,433	$11,832
11/30/2018	$11,602	$12,888	$10,495	$11,941
12/31/2018	$11,205	$11,908	$10,688	$11,484
1/31/2019	$11,799	$12,835	$10,801	$12,069
2/28/2019	$11,994	$13,221	$10,795	$12,284
3/31/2019	$12,168	$13,394	$11,003	$12,475
4/30/2019	$12,405	$13,869	$11,005	$12,742
5/31/2019	$12,045	$13,069	$11,201	$12,391
6/30/2019	$12,448	$13,930	$11,341	$12,943
7/31/2019	$12,490	$13,999	$11,366	$12,993
8/31/2019	$12,325	$13,713	$11,661	$12,968
9/30/2019	$12,465	$14,005	$11,599	$13,106
10/31/2019	$12,663	$14,361	$11,634	$13,322
11/30/2019	$12,862	$14,761	$11,628	$13,542
12/31/2019	$13,117	$15,203	$11,620	$13,782
1/31/2020	$13,159	$15,111	$11,843	$13,838
2/29/2020	$12,437	$13,834	$12,056	$13,235
3/31/2020	$11,283	$12,003	$11,985	$12,153
4/30/2020	$12,244	$13,314	$12,198	$13,036
5/31/2020	$12,763	$13,957	$12,255	$13,439
6/30/2020	$13,064	$14,326	$12,332	$13,686
7/31/2020	$13,602	$15,012	$12,517	$14,160
8/31/2020	$14,186	$16,015	$12,416	$14,682
9/30/2020	$13,853	$15,462	$12,409	$14,375
10/31/2020	$13,518	$14,988	$12,353	$14,085
11/30/2020	$14,791	$16,904	$12,475	$15,221
12/31/2020	$15,326	$17,621	$12,492	$15,616
1/31/2021	$15,151	$17,446	$12,402	$15,478
2/28/2021	$15,361	$17,893	$12,223	$15,627
3/31/2021	$15,590	$18,488	$12,071	$15,861
4/30/2021	$16,097	$19,349	$12,166	$16,354
5/31/2021	$16,321	$19,627	$12,206	$16,517
6/30/2021	$16,456	$19,920	$12,291	$16,711
7/31/2021	$16,656	$20,277	$12,429	$16,965
8/31/2021	$16,922	$20,781	$12,405	$17,205
9/30/2021	$16,456	$19,919	$12,298	$16,717
10/31/2021	$16,909	$21,047	$12,294	$17,284
11/30/2021	$16,736	$20,586	$12,331	$17,077
12/31/2021	$17,261	$21,465	$12,299	$17,497
1/31/2022	$16,461	$20,330	$12,034	$16,791
2/28/2022	$15,982	$19,816	$11,900	$16,461
3/31/2022	$16,092	$20,359	$11,569	$16,549
4/30/2022	$14,968	$18,668	$11,130	$15,473
5/31/2022	$15,022	$18,682	$11,202	$15,520
6/30/2022	$13,945	$17,064	$11,026	$14,616
7/31/2022	$14,800	$18,419	$11,296	$15,455
8/31/2022	$14,323	$17,649	$10,977	$14,893
9/30/2022	$13,304	$16,008	$10,502	$13,805
10/31/2022	$13,748	$17,158	$10,366	$14,328
11/30/2022	$14,504	$18,351	$10,748	$15,137
12/31/2022	$14,092	$17,571	$10,699	$14,724
1/31/2023	$14,824	$18,815	$11,028	$15,530
2/28/2023	$14,342	$18,362	$10,743	$15,145
3/31/2023	$14,670	$18,930	$11,016	$15,580
4/30/2023	$14,820	$19,261	$11,083	$15,782
5/31/2023	$14,603	$19,069	$10,962	$15,618
6/30/2023	$15,103	$20,222	$10,923	$16,163
7/31/2023	$15,452	$20,902	$10,915	$16,484
8/31/2023	$15,119	$20,403	$10,846	$16,206
9/30/2023	$14,490	$19,522	$10,570	$15,622
10/31/2023	$14,035	$18,956	$10,403	$15,251
11/30/2023	$15,181	$20,733	$10,874	$16,385
12/31/2023	$15,927	$21,751	$11,291	$17,119
1/31/2024	$16,046	$22,012	$11,260	$17,223
2/29/2024	$16,353	$22,945	$11,101	$17,564
3/31/2024	$16,812	$23,683	$11,203	$17,967
4/30/2024	$16,126	$22,803	$10,920	$17,385
5/31/2024	$16,778	$23,821	$11,105	$17,969
6/30/2024	$17,038	$24,306	$11,210	$18,257
7/31/2024	$17,350	$24,734	$11,472	$18,620
8/31/2024	$17,661	$25,388	$11,637	$19,022
9/30/2024	$17,933	$25,853	$11,793	$19,333
10/31/2024	$17,532	$25,340	$11,500	$18,911
11/30/2024	$18,003	$26,503	$11,622	$19,512
12/31/2024	$17,649	$25,812	$11,432	$19,079

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	10.81%	6.11%	5.85%
MSCI World Index	18.67%	11.17%	9.95%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	11.45%	6.72%	6.67%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$293,105
# of Portfolio Holdings	676
Portfolio Turnover Rate	689%
Total Net Advisory Fees Paid During the Reporting Period	$2,585
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Asset-Backed Securities	13.9%
U.S. Government Agencies	8.9%
Sovereign Issues	6.9%
U.S. Treasury Obligations	4.8%
Common Stocks	2.8%
Non-Agency Mortgage-Backed Securities	2.5%
Convertible Bonds & Notes	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.0%
Affiliated Investments	63.8%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(6.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Global Managed Asset Allocation Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT1971TSRAR_123124

Advisor Class

PIMCO Global Managed Asset Allocation Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$122	1.16%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• U.S. duration and curve positioning, particularly underweight exposure to the 10-year and 30-year portion of the curve over most of the reporting period, contributed to relative performance, as these interest rates rose.

• Overweight exposure to securitized credit, particularly residential mortgage-backed securities, contributed to relative performance, as these securities posted positive returns.

• Underweight exposure to the Canadian dollar ("CAD") contributed to relative performance, as the CAD depreciated against the U.S. dollar ("USD").

• Overweight exposure to Brazilian local duration detracted from relative performance, as interest rates rose across all tenors of the Brazilian yield curve.

• U.K. duration and curve positioning, particularly overweight exposure to the 5-year and 30-year portion of the curve over most of the reporting period, detracted from relative performance, as these interest rates rose.

• Overweight exposure to the Japanese yen ("JPY") detracted from relative performance, as the JPY depreciated against the USD.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the MSCI World Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	MSCI World Index	Bloomberg U.S. Aggregate Index	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,112	$9,819	$10,210	$9,975
2/28/2015	$10,500	$10,394	$10,114	$10,288
3/31/2015	$10,448	$10,231	$10,161	$10,211
4/30/2015	$10,646	$10,471	$10,124	$10,340
5/31/2015	$10,629	$10,507	$10,100	$10,351
6/30/2015	$10,413	$10,263	$9,990	$10,162
7/31/2015	$10,525	$10,447	$10,059	$10,299
8/31/2015	$9,974	$9,756	$10,045	$9,885
9/30/2015	$9,673	$9,396	$10,113	$9,692
10/31/2015	$10,172	$10,141	$10,114	$10,154
11/30/2015	$10,129	$10,090	$10,088	$10,113
12/31/2015	$9,974	$9,913	$10,055	$9,993
1/31/2016	$9,501	$9,320	$10,193	$9,690
2/29/2016	$9,282	$9,250	$10,266	$9,674
3/31/2016	$9,790	$9,878	$10,360	$10,103
4/30/2016	$9,930	$10,035	$10,400	$10,215
5/31/2016	$9,974	$10,091	$10,402	$10,250
6/30/2016	$9,901	$9,978	$10,589	$10,255
7/31/2016	$10,246	$10,399	$10,656	$10,541
8/31/2016	$10,281	$10,408	$10,644	$10,541
9/30/2016	$10,302	$10,463	$10,638	$10,572
10/31/2016	$10,213	$10,261	$10,556	$10,417
11/30/2016	$10,160	$10,408	$10,307	$10,408
12/31/2016	$10,365	$10,657	$10,321	$10,564
1/31/2017	$10,536	$10,915	$10,341	$10,725
2/28/2017	$10,724	$11,217	$10,411	$10,932
3/31/2017	$10,828	$11,337	$10,405	$11,000
4/30/2017	$10,955	$11,505	$10,486	$11,132
5/31/2017	$11,099	$11,748	$10,567	$11,307
6/30/2017	$11,126	$11,793	$10,556	$11,329
7/31/2017	$11,271	$12,076	$10,601	$11,511
8/31/2017	$11,307	$12,093	$10,696	$11,562
9/30/2017	$11,477	$12,364	$10,645	$11,696
10/31/2017	$11,596	$12,598	$10,652	$11,831
11/30/2017	$11,742	$12,871	$10,638	$11,979
12/31/2017	$11,816	$13,045	$10,687	$12,098
1/31/2018	$12,146	$13,733	$10,564	$12,425
2/28/2018	$11,715	$13,164	$10,464	$12,069
3/31/2018	$11,623	$12,878	$10,531	$11,943
4/30/2018	$11,715	$13,026	$10,452	$11,989
5/31/2018	$11,743	$13,107	$10,527	$12,069
6/30/2018	$11,738	$13,101	$10,514	$12,059
7/31/2018	$11,969	$13,510	$10,516	$12,286
8/31/2018	$11,997	$13,677	$10,584	$12,409
9/30/2018	$12,060	$13,753	$10,516	$12,419
10/31/2018	$11,495	$12,744	$10,433	$11,832
11/30/2018	$11,560	$12,888	$10,495	$11,941
12/31/2018	$11,153	$11,908	$10,688	$11,484
1/31/2019	$11,751	$12,835	$10,801	$12,069
2/28/2019	$11,934	$13,221	$10,795	$12,284
3/31/2019	$12,115	$13,394	$11,003	$12,475
4/30/2019	$12,349	$13,869	$11,005	$12,742
5/31/2019	$11,982	$13,069	$11,201	$12,391
6/30/2019	$12,389	$13,930	$11,341	$12,943
7/31/2019	$12,420	$13,999	$11,366	$12,993
8/31/2019	$12,267	$13,713	$11,661	$12,968
9/30/2019	$12,402	$14,005	$11,599	$13,106
10/31/2019	$12,599	$14,361	$11,634	$13,322
11/30/2019	$12,795	$14,761	$11,628	$13,542
12/31/2019	$13,044	$15,203	$11,620	$13,782
1/31/2020	$13,096	$15,111	$11,843	$13,838
2/29/2020	$12,371	$13,834	$12,056	$13,235
3/31/2020	$11,226	$12,003	$11,985	$12,153
4/30/2020	$12,178	$13,314	$12,198	$13,036
5/31/2020	$12,691	$13,957	$12,255	$13,439
6/30/2020	$12,985	$14,326	$12,332	$13,686
7/31/2020	$13,528	$15,012	$12,517	$14,160
8/31/2020	$14,094	$16,015	$12,416	$14,682
9/30/2020	$13,762	$15,462	$12,409	$14,375
10/31/2020	$13,430	$14,988	$12,353	$14,085
11/30/2020	$14,700	$16,904	$12,475	$15,221
12/31/2020	$15,224	$17,621	$12,492	$15,616
1/31/2021	$15,051	$17,446	$12,402	$15,478
2/28/2021	$15,259	$17,893	$12,223	$15,627
3/31/2021	$15,495	$18,488	$12,071	$15,861
4/30/2021	$15,984	$19,349	$12,166	$16,354
5/31/2021	$16,216	$19,627	$12,206	$16,517
6/30/2021	$16,334	$19,920	$12,291	$16,711
7/31/2021	$16,545	$20,277	$12,429	$16,965
8/31/2021	$16,808	$20,781	$12,405	$17,205
9/30/2021	$16,334	$19,919	$12,298	$16,717
10/31/2021	$16,782	$21,047	$12,294	$17,284
11/30/2021	$16,611	$20,586	$12,331	$17,077
12/31/2021	$17,143	$21,465	$12,299	$17,497
1/31/2022	$16,338	$20,330	$12,034	$16,791
2/28/2022	$15,849	$19,816	$11,900	$16,461
3/31/2022	$15,969	$20,359	$11,569	$16,549
4/30/2022	$14,857	$18,668	$11,130	$15,473
5/31/2022	$14,910	$18,682	$11,202	$15,520
6/30/2022	$13,842	$17,064	$11,026	$14,616
7/31/2022	$14,688	$18,419	$11,296	$15,455
8/31/2022	$14,200	$17,649	$10,977	$14,893
9/30/2022	$13,191	$16,008	$10,502	$13,805
10/31/2022	$13,630	$17,158	$10,366	$14,328
11/30/2022	$14,379	$18,351	$10,748	$15,137
12/31/2022	$13,989	$17,571	$10,699	$14,724
1/31/2023	$14,712	$18,815	$11,028	$15,530
2/28/2023	$14,219	$18,362	$10,743	$15,145
3/31/2023	$14,540	$18,930	$11,016	$15,580
4/30/2023	$14,705	$19,261	$11,083	$15,782
5/31/2023	$14,475	$19,069	$10,962	$15,618
6/30/2023	$14,968	$20,222	$10,923	$16,163
7/31/2023	$15,314	$20,902	$10,915	$16,484
8/31/2023	$14,985	$20,403	$10,846	$16,206
9/30/2023	$14,372	$19,522	$10,570	$15,622
10/31/2023	$13,923	$18,956	$10,403	$15,251
11/30/2023	$15,037	$20,733	$10,874	$16,385
12/31/2023	$15,786	$21,751	$11,291	$17,119
1/31/2024	$15,904	$22,012	$11,260	$17,223
2/29/2024	$16,206	$22,945	$11,101	$17,564
3/31/2024	$16,656	$23,683	$11,203	$17,967
4/30/2024	$15,979	$22,803	$10,920	$17,385
5/31/2024	$16,623	$23,821	$11,105	$17,969
6/30/2024	$16,876	$24,306	$11,210	$18,257
7/31/2024	$17,183	$24,734	$11,472	$18,620
8/31/2024	$17,490	$25,388	$11,637	$19,022
9/30/2024	$17,770	$25,853	$11,793	$19,333
10/31/2024	$17,357	$25,340	$11,500	$18,911
11/30/2024	$17,822	$26,503	$11,622	$19,512
12/31/2024	$17,484	$25,812	$11,432	$19,079

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	10.75%	6.03%	5.75%
MSCI World Index	18.67%	11.17%	9.95%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	11.45%	6.72%	6.67%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$293,105
# of Portfolio Holdings	676
Portfolio Turnover Rate	689%
Total Net Advisory Fees Paid During the Reporting Period	$2,585
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Asset-Backed Securities	13.9%
U.S. Government Agencies	8.9%
Sovereign Issues	6.9%
U.S. Treasury Obligations	4.8%
Common Stocks	2.8%
Non-Agency Mortgage-Backed Securities	2.5%
Convertible Bonds & Notes	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.0%
Affiliated Investments	63.8%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(6.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Global Managed Asset Allocation Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT1972TSRAR_123124

Institutional Class

PIMCO Global Managed Asset Allocation Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.91%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• U.S. duration and curve positioning, particularly underweight exposure to the 10-year and 30-year portion of the curve over most of the reporting period, contributed to relative performance, as these interest rates rose.

• Overweight exposure to securitized credit, particularly residential mortgage-backed securities, contributed to relative performance, as these securities posted positive returns.

• Underweight exposure to the Canadian dollar ("CAD") contributed to relative performance, as the CAD depreciated against the U.S. dollar ("USD").

• Overweight exposure to Brazilian local duration detracted from relative performance, as interest rates rose across all tenors of the Brazilian yield curve.

• U.K. duration and curve positioning, particularly overweight exposure to the 5-year and 30-year portion of the curve over most of the reporting period, detracted from relative performance, as these interest rates rose.

• Overweight exposure to the Japanese yen ("JPY") detracted from relative performance, as the JPY depreciated against the USD.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the MSCI World Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	MSCI World Index	Bloomberg U.S. Aggregate Index	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,112	$9,819	$10,210	$9,975
2/28/2015	$10,501	$10,394	$10,114	$10,288
3/31/2015	$10,449	$10,231	$10,161	$10,211
4/30/2015	$10,648	$10,471	$10,124	$10,340
5/31/2015	$10,640	$10,507	$10,100	$10,351
6/30/2015	$10,424	$10,263	$9,990	$10,162
7/31/2015	$10,536	$10,447	$10,059	$10,299
8/31/2015	$9,991	$9,756	$10,045	$9,885
9/30/2015	$9,689	$9,396	$10,113	$9,692
10/31/2015	$10,190	$10,141	$10,114	$10,154
11/30/2015	$10,147	$10,090	$10,088	$10,113
12/31/2015	$9,995	$9,913	$10,055	$9,993
1/31/2016	$9,518	$9,320	$10,193	$9,690
2/29/2016	$9,298	$9,250	$10,266	$9,674
3/31/2016	$9,809	$9,878	$10,360	$10,103
4/30/2016	$9,959	$10,035	$10,400	$10,215
5/31/2016	$10,003	$10,091	$10,402	$10,250
6/30/2016	$9,940	$9,978	$10,589	$10,255
7/31/2016	$10,279	$10,399	$10,656	$10,541
8/31/2016	$10,315	$10,408	$10,644	$10,541
9/30/2016	$10,342	$10,463	$10,638	$10,572
10/31/2016	$10,253	$10,261	$10,556	$10,417
11/30/2016	$10,208	$10,408	$10,307	$10,408
12/31/2016	$10,414	$10,657	$10,321	$10,564
1/31/2017	$10,586	$10,915	$10,341	$10,725
2/28/2017	$10,776	$11,217	$10,411	$10,932
3/31/2017	$10,877	$11,337	$10,405	$11,000
4/30/2017	$11,014	$11,505	$10,486	$11,132
5/31/2017	$11,160	$11,748	$10,567	$11,307
6/30/2017	$11,187	$11,793	$10,556	$11,329
7/31/2017	$11,343	$12,076	$10,601	$11,511
8/31/2017	$11,379	$12,093	$10,696	$11,562
9/30/2017	$11,548	$12,364	$10,645	$11,696
10/31/2017	$11,677	$12,598	$10,652	$11,831
11/30/2017	$11,815	$12,871	$10,638	$11,979
12/31/2017	$11,898	$13,045	$10,687	$12,098
1/31/2018	$12,241	$13,733	$10,564	$12,425
2/28/2018	$11,805	$13,164	$10,464	$12,069
3/31/2018	$11,718	$12,878	$10,531	$11,943
4/30/2018	$11,811	$13,026	$10,452	$11,989
5/31/2018	$11,839	$13,107	$10,527	$12,069
6/30/2018	$11,832	$13,101	$10,514	$12,059
7/31/2018	$12,066	$13,510	$10,516	$12,286
8/31/2018	$12,104	$13,677	$10,584	$12,409
9/30/2018	$12,176	$13,753	$10,516	$12,419
10/31/2018	$11,602	$12,744	$10,433	$11,832
11/30/2018	$11,668	$12,888	$10,495	$11,941
12/31/2018	$11,265	$11,908	$10,688	$11,484
1/31/2019	$11,862	$12,835	$10,801	$12,069
2/28/2019	$12,058	$13,221	$10,795	$12,284
3/31/2019	$12,236	$13,394	$11,003	$12,475
4/30/2019	$12,474	$13,869	$11,005	$12,742
5/31/2019	$12,112	$13,069	$11,201	$12,391
6/30/2019	$12,522	$13,930	$11,341	$12,943
7/31/2019	$12,564	$13,999	$11,366	$12,993
8/31/2019	$12,409	$13,713	$11,661	$12,968
9/30/2019	$12,544	$14,005	$11,599	$13,106
10/31/2019	$12,744	$14,361	$11,634	$13,322
11/30/2019	$12,943	$14,761	$11,628	$13,542
12/31/2019	$13,206	$15,203	$11,620	$13,782
1/31/2020	$13,259	$15,111	$11,843	$13,838
2/29/2020	$12,532	$13,834	$12,056	$13,235
3/31/2020	$11,363	$12,003	$11,985	$12,153
4/30/2020	$12,342	$13,314	$12,198	$13,036
5/31/2020	$12,865	$13,957	$12,255	$13,439
6/30/2020	$13,161	$14,326	$12,332	$13,686
7/31/2020	$13,715	$15,012	$12,517	$14,160
8/31/2020	$14,292	$16,015	$12,416	$14,682
9/30/2020	$13,962	$15,462	$12,409	$14,375
10/31/2020	$13,624	$14,988	$12,353	$14,085
11/30/2020	$14,907	$16,904	$12,475	$15,221
12/31/2020	$15,452	$17,621	$12,492	$15,616
1/31/2021	$15,276	$17,446	$12,402	$15,478
2/28/2021	$15,499	$17,893	$12,223	$15,627
3/31/2021	$15,723	$18,488	$12,071	$15,861
4/30/2021	$16,234	$19,349	$12,166	$16,354
5/31/2021	$16,471	$19,627	$12,206	$16,517
6/30/2021	$16,602	$19,920	$12,291	$16,711
7/31/2021	$16,803	$20,277	$12,429	$16,965
8/31/2021	$17,072	$20,781	$12,405	$17,205
9/30/2021	$16,602	$19,919	$12,298	$16,717
10/31/2021	$17,072	$21,047	$12,294	$17,284
11/30/2021	$16,897	$20,586	$12,331	$17,077
12/31/2021	$17,425	$21,465	$12,299	$17,497
1/31/2022	$16,614	$20,330	$12,034	$16,791
2/28/2022	$16,128	$19,816	$11,900	$16,461
3/31/2022	$16,258	$20,359	$11,569	$16,549
4/30/2022	$15,119	$18,668	$11,130	$15,473
5/31/2022	$15,173	$18,682	$11,202	$15,520
6/30/2022	$14,105	$17,064	$11,026	$14,616
7/31/2022	$14,956	$18,419	$11,296	$15,455
8/31/2022	$14,472	$17,649	$10,977	$14,893
9/30/2022	$13,454	$16,008	$10,502	$13,805
10/31/2022	$13,888	$17,158	$10,366	$14,328
11/30/2022	$14,672	$18,351	$10,748	$15,137
12/31/2022	$14,258	$17,571	$10,699	$14,724
1/31/2023	$15,002	$18,815	$11,028	$15,530
2/28/2023	$14,512	$18,362	$10,743	$15,145
3/31/2023	$14,849	$18,930	$11,016	$15,580
4/30/2023	$15,001	$19,261	$11,083	$15,782
5/31/2023	$14,781	$19,069	$10,962	$15,618
6/30/2023	$15,289	$20,222	$10,923	$16,163
7/31/2023	$15,644	$20,902	$10,915	$16,484
8/31/2023	$15,306	$20,403	$10,846	$16,206
9/30/2023	$14,678	$19,522	$10,570	$15,622
10/31/2023	$14,215	$18,956	$10,403	$15,251
11/30/2023	$15,380	$20,733	$10,874	$16,385
12/31/2023	$16,129	$21,751	$11,291	$17,119
1/31/2024	$16,267	$22,012	$11,260	$17,223
2/29/2024	$16,579	$22,945	$11,101	$17,564
3/31/2024	$17,034	$23,683	$11,203	$17,967
4/30/2024	$16,353	$22,803	$10,920	$17,385
5/31/2024	$16,999	$23,821	$11,105	$17,969
6/30/2024	$17,270	$24,306	$11,210	$18,257
7/31/2024	$17,587	$24,734	$11,472	$18,620
8/31/2024	$17,904	$25,388	$11,637	$19,022
9/30/2024	$18,187	$25,853	$11,793	$19,333
10/31/2024	$17,779	$25,340	$11,500	$18,911
11/30/2024	$18,258	$26,503	$11,622	$19,512
12/31/2024	$17,924	$25,812	$11,432	$19,079

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	11.13%	6.30%	6.01%
MSCI World Index	18.67%	11.17%	9.95%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	11.45%	6.72%	6.67%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$293,105
# of Portfolio Holdings	676
Portfolio Turnover Rate	689%
Total Net Advisory Fees Paid During the Reporting Period	$2,585
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Asset-Backed Securities	13.9%
U.S. Government Agencies	8.9%
Sovereign Issues	6.9%
U.S. Treasury Obligations	4.8%
Common Stocks	2.8%
Non-Agency Mortgage-Backed Securities	2.5%
Convertible Bonds & Notes	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.0%
Affiliated Investments	63.8%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(6.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Global Managed Asset Allocation Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT2053TSRAR_123124

Administrative Class

PIMCO High Yield Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$83	0.80%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the cable and satellite sector contributed to performance, as the sector underperformed.

• Security selection within the real estate sector, specifically underweight exposure to an office real estate trust, contributed to performance, as spreads widened amid challenging conditions.

• Security selection within the transportation sector, specifically underweight exposure to a rental car company, contributed to performance, as spreads widened.

• Security selection within the healthcare sector, specifically overweight exposure to a healthcare claims company, detracted from performance, as spreads widened.

• Security selection within the wirelines sector, specifically underweight exposure to a telecom provider, detracted from performance, as spreads tightened amid new contracts.

• Security selection within the lodging and leisure sector, specifically underweight exposure to a hospitality company, detracted from performance, as spreads tightened amid increased bookings.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,094	$10,210	$10,089
2/28/2015	$10,302	$10,114	$10,317
3/31/2015	$10,242	$10,161	$10,267
4/30/2015	$10,338	$10,124	$10,382
5/31/2015	$10,369	$10,100	$10,418
6/30/2015	$10,207	$9,990	$10,269
7/31/2015	$10,255	$10,059	$10,237
8/31/2015	$10,140	$10,045	$10,076
9/30/2015	$9,869	$10,113	$9,832
10/31/2015	$10,190	$10,114	$10,124
11/30/2015	$9,995	$10,088	$9,941
12/31/2015	$9,834	$10,055	$9,721
1/31/2016	$9,766	$10,193	$9,600
2/29/2016	$9,824	$10,266	$9,678
3/31/2016	$10,113	$10,360	$10,027
4/30/2016	$10,363	$10,400	$10,363
5/31/2016	$10,393	$10,402	$10,397
6/30/2016	$10,439	$10,589	$10,489
7/31/2016	$10,694	$10,656	$10,745
8/31/2016	$10,894	$10,644	$10,961
9/30/2016	$10,929	$10,638	$11,013
10/31/2016	$10,903	$10,556	$11,027
11/30/2016	$10,866	$10,307	$10,969
12/31/2016	$11,058	$10,321	$11,151
1/31/2017	$11,159	$10,341	$11,279
2/28/2017	$11,320	$10,411	$11,423
3/31/2017	$11,297	$10,405	$11,406
4/30/2017	$11,428	$10,486	$11,546
5/31/2017	$11,533	$10,567	$11,640
6/30/2017	$11,553	$10,556	$11,658
7/31/2017	$11,684	$10,601	$11,780
8/31/2017	$11,687	$10,696	$11,792
9/30/2017	$11,764	$10,645	$11,884
10/31/2017	$11,809	$10,652	$11,937
11/30/2017	$11,770	$10,638	$11,906
12/31/2017	$11,789	$10,687	$11,930
1/31/2018	$11,821	$10,564	$11,981
2/28/2018	$11,688	$10,464	$11,863
3/31/2018	$11,617	$10,531	$11,797
4/30/2018	$11,681	$10,452	$11,862
5/31/2018	$11,655	$10,527	$11,847
6/30/2018	$11,675	$10,514	$11,874
7/31/2018	$11,816	$10,516	$12,001
8/31/2018	$11,918	$10,584	$12,095
9/30/2018	$11,977	$10,516	$12,156
10/31/2018	$11,765	$10,433	$11,977
11/30/2018	$11,711	$10,495	$11,911
12/31/2018	$11,477	$10,688	$11,686
1/31/2019	$12,016	$10,801	$12,203
2/28/2019	$12,212	$10,795	$12,405
3/31/2019	$12,342	$11,003	$12,544
4/30/2019	$12,505	$11,005	$12,705
5/31/2019	$12,353	$11,201	$12,571
6/30/2019	$12,657	$11,341	$12,897
7/31/2019	$12,726	$11,366	$12,972
8/31/2019	$12,799	$11,661	$13,067
9/30/2019	$12,846	$11,599	$13,113
10/31/2019	$12,897	$11,634	$13,157
11/30/2019	$12,951	$11,628	$13,236
12/31/2019	$13,166	$11,620	$13,451
1/31/2020	$13,137	$11,843	$13,460
2/29/2020	$12,922	$12,056	$13,267
3/31/2020	$11,686	$11,985	$11,846
4/30/2020	$12,175	$12,198	$12,341
5/31/2020	$12,664	$12,255	$12,881
6/30/2020	$12,665	$12,332	$12,964
7/31/2020	$13,228	$12,517	$13,587
8/31/2020	$13,328	$12,416	$13,691
9/30/2020	$13,176	$12,409	$13,526
10/31/2020	$13,230	$12,353	$13,590
11/30/2020	$13,711	$12,475	$14,071
12/31/2020	$13,923	$12,492	$14,296
1/31/2021	$13,899	$12,402	$14,311
2/28/2021	$13,915	$12,223	$14,333
3/31/2021	$13,913	$12,071	$14,339
4/30/2021	$14,055	$12,166	$14,491
5/31/2021	$14,067	$12,206	$14,523
6/30/2021	$14,243	$12,291	$14,707
7/31/2021	$14,296	$12,429	$14,772
8/31/2021	$14,364	$12,405	$14,851
9/30/2021	$14,343	$12,298	$14,845
10/31/2021	$14,306	$12,294	$14,820
11/30/2021	$14,142	$12,331	$14,674
12/31/2021	$14,428	$12,299	$14,953
1/31/2022	$14,003	$12,034	$14,529
2/28/2022	$13,893	$11,900	$14,399
3/31/2022	$13,745	$11,569	$14,269
4/30/2022	$13,266	$11,130	$13,758
5/31/2022	$13,373	$11,202	$13,848
6/30/2022	$12,482	$11,026	$12,913
7/31/2022	$13,262	$11,296	$13,708
8/31/2022	$12,851	$10,977	$13,335
9/30/2022	$12,387	$10,502	$12,817
10/31/2022	$12,744	$10,366	$13,199
11/30/2022	$13,051	$10,748	$13,472
12/31/2022	$12,945	$10,699	$13,371
1/31/2023	$13,404	$11,028	$13,854
2/28/2023	$13,196	$10,743	$13,651
3/31/2023	$13,418	$11,016	$13,846
4/30/2023	$13,536	$11,083	$13,965
5/31/2023	$13,387	$10,962	$13,827
6/30/2023	$13,552	$10,923	$14,020
7/31/2023	$13,712	$10,915	$14,202
8/31/2023	$13,719	$10,846	$14,231
9/30/2023	$13,546	$10,570	$14,053
10/31/2023	$13,392	$10,403	$13,917
11/30/2023	$14,023	$10,874	$14,556
12/31/2023	$14,526	$11,291	$15,053
1/31/2024	$14,515	$11,260	$15,065
2/29/2024	$14,526	$11,101	$15,072
3/31/2024	$14,690	$11,203	$15,249
4/30/2024	$14,560	$10,920	$15,109
5/31/2024	$14,742	$11,105	$15,278
6/30/2024	$14,874	$11,210	$15,433
7/31/2024	$15,116	$11,472	$15,691
8/31/2024	$15,367	$11,637	$15,932
9/30/2024	$15,539	$11,793	$16,111
10/31/2024	$15,409	$11,500	$15,995
11/30/2024	$15,598	$11,622	$16,167
12/31/2024	$15,527	$11,432	$16,083

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.89%	3.35%	4.50%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.84%	3.64%	4.87%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$502,578
# of Portfolio Holdings	527
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,274
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	78.6%
Loan Participations and Assignments	7.7%
U.S. Treasury Obligations	4.7%
Convertible Bonds & Notes	0.1%
Other Investments	0.2%
Short-Term Instruments	1.1%
Affiliated Investments	5.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	1.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO High Yield Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT0337TSRAR_123124

Advisor Class

PIMCO High Yield Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$93	0.90%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the cable and satellite sector contributed to performance, as the sector underperformed.

• Security selection within the real estate sector, specifically underweight exposure to an office real estate trust, contributed to performance, as spreads widened amid challenging conditions.

• Security selection within the transportation sector, specifically underweight exposure to a rental car company, contributed to performance, as spreads widened.

• Security selection within the healthcare sector, specifically overweight exposure to a healthcare claims company, detracted from performance, as spreads widened.

• Security selection within the wirelines sector, specifically underweight exposure to a telecom provider, detracted from performance, as spreads tightened amid new contracts.

• Security selection within the lodging and leisure sector, specifically underweight exposure to a hospitality company, detracted from performance, as spreads tightened amid increased bookings.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,093	$10,210	$10,089
2/28/2015	$10,301	$10,114	$10,317
3/31/2015	$10,240	$10,161	$10,267
4/30/2015	$10,335	$10,124	$10,382
5/31/2015	$10,365	$10,100	$10,418
6/30/2015	$10,202	$9,990	$10,269
7/31/2015	$10,249	$10,059	$10,237
8/31/2015	$10,133	$10,045	$10,076
9/30/2015	$9,861	$10,113	$9,832
10/31/2015	$10,181	$10,114	$10,124
11/30/2015	$9,986	$10,088	$9,941
12/31/2015	$9,824	$10,055	$9,721
1/31/2016	$9,755	$10,193	$9,600
2/29/2016	$9,813	$10,266	$9,678
3/31/2016	$10,100	$10,360	$10,027
4/30/2016	$10,349	$10,400	$10,363
5/31/2016	$10,378	$10,402	$10,397
6/30/2016	$10,423	$10,589	$10,489
7/31/2016	$10,677	$10,656	$10,745
8/31/2016	$10,876	$10,644	$10,961
9/30/2016	$10,910	$10,638	$11,013
10/31/2016	$10,883	$10,556	$11,027
11/30/2016	$10,845	$10,307	$10,969
12/31/2016	$11,036	$10,321	$11,151
1/31/2017	$11,136	$10,341	$11,279
2/28/2017	$11,296	$10,411	$11,423
3/31/2017	$11,272	$10,405	$11,406
4/30/2017	$11,401	$10,486	$11,546
5/31/2017	$11,505	$10,567	$11,640
6/30/2017	$11,524	$10,556	$11,658
7/31/2017	$11,654	$10,601	$11,780
8/31/2017	$11,656	$10,696	$11,792
9/30/2017	$11,732	$10,645	$11,884
10/31/2017	$11,776	$10,652	$11,937
11/30/2017	$11,736	$10,638	$11,906
12/31/2017	$11,754	$10,687	$11,930
1/31/2018	$11,784	$10,564	$11,981
2/28/2018	$11,651	$10,464	$11,863
3/31/2018	$11,580	$10,531	$11,797
4/30/2018	$11,642	$10,452	$11,862
5/31/2018	$11,616	$10,527	$11,847
6/30/2018	$11,634	$10,514	$11,874
7/31/2018	$11,773	$10,516	$12,001
8/31/2018	$11,874	$10,584	$12,095
9/30/2018	$11,932	$10,516	$12,156
10/31/2018	$11,719	$10,433	$11,977
11/30/2018	$11,664	$10,495	$11,911
12/31/2018	$11,430	$10,688	$11,686
1/31/2019	$11,967	$10,801	$12,203
2/28/2019	$12,161	$10,795	$12,405
3/31/2019	$12,289	$11,003	$12,544
4/30/2019	$12,451	$11,005	$12,705
5/31/2019	$12,298	$11,201	$12,571
6/30/2019	$12,600	$11,341	$12,897
7/31/2019	$12,667	$11,366	$12,972
8/31/2019	$12,739	$11,661	$13,067
9/30/2019	$12,784	$11,599	$13,113
10/31/2019	$12,835	$11,634	$13,157
11/30/2019	$12,887	$11,628	$13,236
12/31/2019	$13,100	$11,620	$13,451
1/31/2020	$13,070	$11,843	$13,460
2/29/2020	$12,855	$12,056	$13,267
3/31/2020	$11,625	$11,985	$11,846
4/30/2020	$12,110	$12,198	$12,341
5/31/2020	$12,596	$12,255	$12,881
6/30/2020	$12,595	$12,332	$12,964
7/31/2020	$13,154	$12,517	$13,587
8/31/2020	$13,253	$12,416	$13,691
9/30/2020	$13,100	$12,409	$13,526
10/31/2020	$13,153	$12,353	$13,590
11/30/2020	$13,630	$12,475	$14,071
12/31/2020	$13,839	$12,492	$14,296
1/31/2021	$13,815	$12,402	$14,311
2/28/2021	$13,829	$12,223	$14,333
3/31/2021	$13,826	$12,071	$14,339
4/30/2021	$13,966	$12,166	$14,491
5/31/2021	$13,977	$12,206	$14,523
6/30/2021	$14,150	$12,291	$14,707
7/31/2021	$14,202	$12,429	$14,772
8/31/2021	$14,268	$12,405	$14,851
9/30/2021	$14,247	$12,298	$14,845
10/31/2021	$14,208	$12,294	$14,820
11/30/2021	$14,044	$12,331	$14,674
12/31/2021	$14,327	$12,299	$14,953
1/31/2022	$13,904	$12,034	$14,529
2/28/2022	$13,793	$11,900	$14,399
3/31/2022	$13,645	$11,569	$14,269
4/30/2022	$13,169	$11,130	$13,758
5/31/2022	$13,273	$11,202	$13,848
6/30/2022	$12,388	$11,026	$12,913
7/31/2022	$13,161	$11,296	$13,708
8/31/2022	$12,752	$10,977	$13,335
9/30/2022	$12,291	$10,502	$12,817
10/31/2022	$12,644	$10,366	$13,199
11/30/2022	$12,947	$10,748	$13,472
12/31/2022	$12,841	$10,699	$13,371
1/31/2023	$13,295	$11,028	$13,854
2/28/2023	$13,088	$10,743	$13,651
3/31/2023	$13,307	$11,016	$13,846
4/30/2023	$13,423	$11,083	$13,965
5/31/2023	$13,273	$10,962	$13,827
6/30/2023	$13,436	$10,923	$14,020
7/31/2023	$13,594	$10,915	$14,202
8/31/2023	$13,600	$10,846	$14,231
9/30/2023	$13,427	$10,570	$14,053
10/31/2023	$13,273	$10,403	$13,917
11/30/2023	$13,898	$10,874	$14,556
12/31/2023	$14,395	$11,291	$15,053
1/31/2024	$14,382	$11,260	$15,065
2/29/2024	$14,392	$11,101	$15,072
3/31/2024	$14,554	$11,203	$15,249
4/30/2024	$14,424	$10,920	$15,109
5/31/2024	$14,603	$11,105	$15,278
6/30/2024	$14,732	$11,210	$15,433
7/31/2024	$14,971	$11,472	$15,691
8/31/2024	$15,218	$11,637	$15,932
9/30/2024	$15,387	$11,793	$16,111
10/31/2024	$15,257	$11,500	$15,995
11/30/2024	$15,443	$11,622	$16,167
12/31/2024	$15,371	$11,432	$16,083

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	6.78%	3.25%	4.39%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.84%	3.64%	4.87%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$502,578
# of Portfolio Holdings	527
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,274
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	78.6%
Loan Participations and Assignments	7.7%
U.S. Treasury Obligations	4.7%
Convertible Bonds & Notes	0.1%
Other Investments	0.2%
Short-Term Instruments	1.1%
Affiliated Investments	5.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	1.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO High Yield Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT1878TSRAR_123124

Institutional Class

PIMCO High Yield Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$67	0.65%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the cable and satellite sector contributed to performance, as the sector underperformed.

• Security selection within the real estate sector, specifically underweight exposure to an office real estate trust, contributed to performance, as spreads widened amid challenging conditions.

• Security selection within the transportation sector, specifically underweight exposure to a rental car company, contributed to performance, as spreads widened.

• Security selection within the healthcare sector, specifically overweight exposure to a healthcare claims company, detracted from performance, as spreads widened.

• Security selection within the wirelines sector, specifically underweight exposure to a telecom provider, detracted from performance, as spreads tightened amid new contracts.

• Security selection within the lodging and leisure sector, specifically underweight exposure to a hospitality company, detracted from performance, as spreads tightened amid increased bookings.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,095	$10,210	$10,089
2/28/2015	$10,305	$10,114	$10,317
3/31/2015	$10,246	$10,161	$10,267
4/30/2015	$10,343	$10,124	$10,382
5/31/2015	$10,375	$10,100	$10,418
6/30/2015	$10,215	$9,990	$10,269
7/31/2015	$10,264	$10,059	$10,237
8/31/2015	$10,150	$10,045	$10,076
9/30/2015	$9,880	$10,113	$9,832
10/31/2015	$10,202	$10,114	$10,124
11/30/2015	$10,009	$10,088	$9,941
12/31/2015	$9,849	$10,055	$9,721
1/31/2016	$9,781	$10,193	$9,600
2/29/2016	$9,841	$10,266	$9,678
3/31/2016	$10,132	$10,360	$10,027
4/30/2016	$10,383	$10,400	$10,363
5/31/2016	$10,415	$10,402	$10,397
6/30/2016	$10,462	$10,589	$10,489
7/31/2016	$10,719	$10,656	$10,745
8/31/2016	$10,921	$10,644	$10,961
9/30/2016	$10,958	$10,638	$11,013
10/31/2016	$10,932	$10,556	$11,027
11/30/2016	$10,897	$10,307	$10,969
12/31/2016	$11,091	$10,321	$11,151
1/31/2017	$11,194	$10,341	$11,279
2/28/2017	$11,356	$10,411	$11,423
3/31/2017	$11,335	$10,405	$11,406
4/30/2017	$11,467	$10,486	$11,546
5/31/2017	$11,574	$10,567	$11,640
6/30/2017	$11,596	$10,556	$11,658
7/31/2017	$11,729	$10,601	$11,780
8/31/2017	$11,733	$10,696	$11,792
9/30/2017	$11,812	$10,645	$11,884
10/31/2017	$11,859	$10,652	$11,937
11/30/2017	$11,821	$10,638	$11,906
12/31/2017	$11,842	$10,687	$11,930
1/31/2018	$11,875	$10,564	$11,981
2/28/2018	$11,743	$10,464	$11,863
3/31/2018	$11,674	$10,531	$11,797
4/30/2018	$11,739	$10,452	$11,862
5/31/2018	$11,715	$10,527	$11,847
6/30/2018	$11,736	$10,514	$11,874
7/31/2018	$11,879	$10,516	$12,001
8/31/2018	$11,983	$10,584	$12,095
9/30/2018	$12,044	$10,516	$12,156
10/31/2018	$11,833	$10,433	$11,977
11/30/2018	$11,780	$10,495	$11,911
12/31/2018	$11,546	$10,688	$11,686
1/31/2019	$12,090	$10,801	$12,203
2/28/2019	$12,288	$10,795	$12,405
3/31/2019	$12,420	$11,003	$12,544
4/30/2019	$12,586	$11,005	$12,705
5/31/2019	$12,435	$11,201	$12,571
6/30/2019	$12,742	$11,341	$12,897
7/31/2019	$12,813	$11,366	$12,972
8/31/2019	$12,888	$11,661	$13,067
9/30/2019	$12,937	$11,599	$13,113
10/31/2019	$12,991	$11,634	$13,157
11/30/2019	$13,047	$11,628	$13,236
12/31/2019	$13,265	$11,620	$13,451
1/31/2020	$13,237	$11,843	$13,460
2/29/2020	$13,022	$12,056	$13,267
3/31/2020	$11,779	$11,985	$11,846
4/30/2020	$12,273	$12,198	$12,341
5/31/2020	$12,767	$12,255	$12,881
6/30/2020	$12,769	$12,332	$12,964
7/31/2020	$13,339	$12,517	$13,587
8/31/2020	$13,442	$12,416	$13,691
9/30/2020	$13,290	$12,409	$13,526
10/31/2020	$13,346	$12,353	$13,590
11/30/2020	$13,833	$12,475	$14,071
12/31/2020	$14,048	$12,492	$14,296
1/31/2021	$14,026	$12,402	$14,311
2/28/2021	$14,043	$12,223	$14,333
3/31/2021	$14,043	$12,071	$14,339
4/30/2021	$14,188	$12,166	$14,491
5/31/2021	$14,203	$12,206	$14,523
6/30/2021	$14,382	$12,291	$14,707
7/31/2021	$14,437	$12,429	$14,772
8/31/2021	$14,508	$12,405	$14,851
9/30/2021	$14,489	$12,298	$14,845
10/31/2021	$14,452	$12,294	$14,820
11/30/2021	$14,289	$12,331	$14,674
12/31/2021	$14,580	$12,299	$14,953
1/31/2022	$14,152	$12,034	$14,529
2/28/2022	$14,042	$11,900	$14,399
3/31/2022	$13,895	$11,569	$14,269
4/30/2022	$13,412	$11,130	$13,758
5/31/2022	$13,522	$11,202	$13,848
6/30/2022	$12,623	$11,026	$12,913
7/31/2022	$13,413	$11,296	$13,708
8/31/2022	$12,999	$10,977	$13,335
9/30/2022	$12,532	$10,502	$12,817
10/31/2022	$12,894	$10,366	$13,199
11/30/2022	$13,206	$10,748	$13,472
12/31/2022	$13,101	$10,699	$13,371
1/31/2023	$13,567	$11,028	$13,854
2/28/2023	$13,358	$10,743	$13,651
3/31/2023	$13,585	$11,016	$13,846
4/30/2023	$13,705	$11,083	$13,965
5/31/2023	$13,556	$10,962	$13,827
6/30/2023	$13,725	$10,923	$14,020
7/31/2023	$13,889	$10,915	$14,202
8/31/2023	$13,898	$10,846	$14,231
9/30/2023	$13,725	$10,570	$14,053
10/31/2023	$13,570	$10,403	$13,917
11/30/2023	$14,211	$10,874	$14,556
12/31/2023	$14,723	$11,291	$15,053
1/31/2024	$14,713	$11,260	$15,065
2/29/2024	$14,726	$11,101	$15,072
3/31/2024	$14,895	$11,203	$15,249
4/30/2024	$14,764	$10,920	$15,109
5/31/2024	$14,951	$11,105	$15,278
6/30/2024	$15,086	$11,210	$15,433
7/31/2024	$15,334	$11,472	$15,691
8/31/2024	$15,591	$11,637	$15,932
9/30/2024	$15,767	$11,793	$16,111
10/31/2024	$15,637	$11,500	$15,995
11/30/2024	$15,831	$11,622	$16,167
12/31/2024	$15,760	$11,432	$16,083

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.05%	3.51%	4.65%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.84%	3.64%	4.87%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$502,578
# of Portfolio Holdings	527
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,274
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	78.6%
Loan Participations and Assignments	7.7%
U.S. Treasury Obligations	4.7%
Convertible Bonds & Notes	0.1%
Other Investments	0.2%
Short-Term Instruments	1.1%
Affiliated Investments	5.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	1.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO High Yield Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT0548TSRAR_123124

Administrative Class

PIMCO Income Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$109	1.06%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

• Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

• Holdings of high yield corporate credit contributed to performance, as this sector posted positive total returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.S. sovereign curve.

• Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. sovereign curve.

• Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index
4/29/2016	$10,000	$10,000
4/30/2016	$10,000	$10,000
5/31/2016	$10,113	$10,003
6/30/2016	$10,123	$10,182
7/31/2016	$10,297	$10,247
8/31/2016	$10,401	$10,235
9/30/2016	$10,466	$10,229
10/31/2016	$10,549	$10,151
11/30/2016	$10,501	$9,911
12/31/2016	$10,581	$9,925
1/31/2017	$10,643	$9,944
2/28/2017	$10,767	$10,011
3/31/2017	$10,842	$10,006
4/30/2017	$10,914	$10,083
5/31/2017	$11,102	$10,160
6/30/2017	$11,135	$10,150
7/31/2017	$11,220	$10,194
8/31/2017	$11,306	$10,285
9/30/2017	$11,352	$10,236
10/31/2017	$11,401	$10,242
11/30/2017	$11,407	$10,229
12/31/2017	$11,436	$10,276
1/31/2018	$11,420	$10,158
2/28/2018	$11,372	$10,061
3/31/2018	$11,435	$10,126
4/30/2018	$11,385	$10,051
5/31/2018	$11,391	$10,122
6/30/2018	$11,379	$10,110
7/31/2018	$11,452	$10,112
8/31/2018	$11,399	$10,177
9/30/2018	$11,448	$10,112
10/31/2018	$11,426	$10,032
11/30/2018	$11,385	$10,092
12/31/2018	$11,480	$10,277
1/31/2019	$11,701	$10,386
2/28/2019	$11,753	$10,380
3/31/2019	$11,863	$10,580
4/30/2019	$11,966	$10,582
5/31/2019	$12,008	$10,770
6/30/2019	$12,190	$10,906
7/31/2019	$12,216	$10,930
8/31/2019	$12,109	$11,213
9/30/2019	$12,176	$11,153
10/31/2019	$12,247	$11,187
11/30/2019	$12,283	$11,181
12/31/2019	$12,464	$11,173
1/31/2020	$12,519	$11,388
2/29/2020	$12,458	$11,593
3/31/2020	$11,480	$11,525
4/30/2020	$11,862	$11,730
5/31/2020	$12,193	$11,784
6/30/2020	$12,376	$11,859
7/31/2020	$12,601	$12,036
8/31/2020	$12,764	$11,939
9/30/2020	$12,714	$11,932
10/31/2020	$12,723	$11,879
11/30/2020	$13,063	$11,995
12/31/2020	$13,276	$12,012
1/31/2021	$13,302	$11,926
2/28/2021	$13,284	$11,753
3/31/2021	$13,246	$11,607
4/30/2021	$13,365	$11,698
5/31/2021	$13,420	$11,737
6/30/2021	$13,466	$11,819
7/31/2021	$13,489	$11,951
8/31/2021	$13,544	$11,928
9/30/2021	$13,523	$11,825
10/31/2021	$13,489	$11,822
11/30/2021	$13,392	$11,857
12/31/2021	$13,540	$11,827
1/31/2022	$13,403	$11,572
2/28/2022	$13,061	$11,443
3/31/2022	$12,957	$11,125
4/30/2022	$12,630	$10,703
5/31/2022	$12,630	$10,772
6/30/2022	$12,214	$10,603
7/31/2022	$12,586	$10,862
8/31/2022	$12,480	$10,555
9/30/2022	$12,068	$10,099
10/31/2022	$12,099	$9,968
11/30/2022	$12,478	$10,335
12/31/2022	$12,487	$10,288
1/31/2023	$12,878	$10,604
2/28/2023	$12,637	$10,330
3/31/2023	$12,703	$10,593
4/30/2023	$12,758	$10,657
5/31/2023	$12,749	$10,541
6/30/2023	$12,890	$10,503
7/31/2023	$13,010	$10,496
8/31/2023	$13,002	$10,429
9/30/2023	$12,848	$10,164
10/31/2023	$12,695	$10,003
11/30/2023	$13,160	$10,456
12/31/2023	$13,518	$10,857
1/31/2024	$13,578	$10,827
2/29/2024	$13,556	$10,674
3/31/2024	$13,724	$10,773
4/30/2024	$13,535	$10,500
5/31/2024	$13,752	$10,678
6/30/2024	$13,790	$10,780
7/31/2024	$14,069	$11,031
8/31/2024	$14,199	$11,190
9/30/2024	$14,380	$11,340
10/31/2024	$14,134	$11,058
11/30/2024	$14,357	$11,175
12/31/2024	$14,249	$10,992

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/29/16
Administrative Class	5.41%	2.71%	4.17%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.10%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$827,646
# of Portfolio Holdings	1,209
Portfolio Turnover Rate	544%
Total Net Advisory Fees Paid During the Reporting Period	$1,709
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.7%
Asset-Backed Securities	37.5%
Non-Agency Mortgage-Backed Securities	21.9%
U.S. Treasury Obligations	13.8%
Corporate Bonds & Notes	12.0%
Sovereign Issues	5.8%
Loan Participations and Assignments	1.8%
Common Stocks	0.3%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	0.9%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(55.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Income Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT2164TSRAR_123124

Advisor Class

PIMCO Income Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$119	1.16%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

• Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

• Holdings of high yield corporate credit contributed to performance, as this sector posted positive total returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.S. sovereign curve.

• Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. sovereign curve.

• Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index
4/29/2016	$10,000	$10,000
4/30/2016	$10,000	$10,000
5/31/2016	$10,112	$10,003
6/30/2016	$10,121	$10,182
7/31/2016	$10,294	$10,247
8/31/2016	$10,397	$10,235
9/30/2016	$10,461	$10,229
10/31/2016	$10,544	$10,151
11/30/2016	$10,494	$9,911
12/31/2016	$10,574	$9,925
1/31/2017	$10,635	$9,944
2/28/2017	$10,758	$10,011
3/31/2017	$10,832	$10,006
4/30/2017	$10,903	$10,083
5/31/2017	$11,090	$10,160
6/30/2017	$11,122	$10,150
7/31/2017	$11,206	$10,194
8/31/2017	$11,291	$10,285
9/30/2017	$11,336	$10,236
10/31/2017	$11,383	$10,242
11/30/2017	$11,389	$10,229
12/31/2017	$11,417	$10,276
1/31/2018	$11,400	$10,158
2/28/2018	$11,352	$10,061
3/31/2018	$11,413	$10,126
4/30/2018	$11,363	$10,051
5/31/2018	$11,368	$10,122
6/30/2018	$11,354	$10,110
7/31/2018	$11,426	$10,112
8/31/2018	$11,372	$10,177
9/30/2018	$11,420	$10,112
10/31/2018	$11,397	$10,032
11/30/2018	$11,355	$10,092
12/31/2018	$11,450	$10,277
1/31/2019	$11,669	$10,386
2/28/2019	$11,719	$10,380
3/31/2019	$11,829	$10,580
4/30/2019	$11,930	$10,582
5/31/2019	$11,971	$10,770
6/30/2019	$12,151	$10,906
7/31/2019	$12,177	$10,930
8/31/2019	$12,068	$11,213
9/30/2019	$12,135	$11,153
10/31/2019	$12,205	$11,187
11/30/2019	$12,239	$11,181
12/31/2019	$12,418	$11,173
1/31/2020	$12,472	$11,388
2/29/2020	$12,410	$11,593
3/31/2020	$11,435	$11,525
4/30/2020	$11,814	$11,730
5/31/2020	$12,143	$11,784
6/30/2020	$12,325	$11,859
7/31/2020	$12,548	$12,036
8/31/2020	$12,709	$11,939
9/30/2020	$12,658	$11,932
10/31/2020	$12,665	$11,879
11/30/2020	$13,003	$11,995
12/31/2020	$13,214	$12,012
1/31/2021	$13,239	$11,926
2/28/2021	$13,220	$11,753
3/31/2021	$13,181	$11,607
4/30/2021	$13,299	$11,698
5/31/2021	$13,352	$11,737
6/30/2021	$13,397	$11,819
7/31/2021	$13,418	$11,951
8/31/2021	$13,472	$11,928
9/30/2021	$13,450	$11,825
10/31/2021	$13,416	$11,822
11/30/2021	$13,317	$11,857
12/31/2021	$13,464	$11,827
1/31/2022	$13,326	$11,572
2/28/2022	$12,985	$11,443
3/31/2022	$12,881	$11,125
4/30/2022	$12,554	$10,703
5/31/2022	$12,554	$10,772
6/30/2022	$12,138	$10,603
7/31/2022	$12,508	$10,862
8/31/2022	$12,401	$10,555
9/30/2022	$11,990	$10,099
10/31/2022	$12,020	$9,968
11/30/2022	$12,396	$10,335
12/31/2022	$12,404	$10,288
1/31/2023	$12,792	$10,604
2/28/2023	$12,551	$10,330
3/31/2023	$12,615	$10,593
4/30/2023	$12,669	$10,657
5/31/2023	$12,659	$10,541
6/30/2023	$12,798	$10,503
7/31/2023	$12,916	$10,496
8/31/2023	$12,907	$10,429
9/30/2023	$12,753	$10,164
10/31/2023	$12,600	$10,003
11/30/2023	$13,060	$10,456
12/31/2023	$13,414	$10,857
1/31/2024	$13,473	$10,827
2/29/2024	$13,450	$10,674
3/31/2024	$13,616	$10,773
4/30/2024	$13,427	$10,500
5/31/2024	$13,641	$10,678
6/30/2024	$13,678	$10,780
7/31/2024	$13,954	$11,031
8/31/2024	$14,081	$11,190
9/30/2024	$14,259	$11,340
10/31/2024	$14,014	$11,058
11/30/2024	$14,234	$11,175
12/31/2024	$14,126	$10,992

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/29/16
Advisor Class	5.30%	2.61%	4.06%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.10%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$827,646
# of Portfolio Holdings	1,209
Portfolio Turnover Rate	544%
Total Net Advisory Fees Paid During the Reporting Period	$1,709
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.7%
Asset-Backed Securities	37.5%
Non-Agency Mortgage-Backed Securities	21.9%
U.S. Treasury Obligations	13.8%
Corporate Bonds & Notes	12.0%
Sovereign Issues	5.8%
Loan Participations and Assignments	1.8%
Common Stocks	0.3%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	0.9%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(55.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Income Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT2166TSRAR_123124

Institutional Class

PIMCO Income Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$94	0.91%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

• Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

• Holdings of high yield corporate credit contributed to performance, as this sector posted positive total returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.S. sovereign curve.

• Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. sovereign curve.

• Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index
4/29/2016	$10,000	$10,000
4/30/2016	$10,000	$10,000
5/31/2016	$10,114	$10,003
6/30/2016	$10,125	$10,182
7/31/2016	$10,300	$10,247
8/31/2016	$10,406	$10,235
9/30/2016	$10,473	$10,229
10/31/2016	$10,557	$10,151
11/30/2016	$10,510	$9,911
12/31/2016	$10,592	$9,925
1/31/2017	$10,655	$9,944
2/28/2017	$10,780	$10,011
3/31/2017	$10,857	$10,006
4/30/2017	$10,930	$10,083
5/31/2017	$11,120	$10,160
6/30/2017	$11,155	$10,150
7/31/2017	$11,241	$10,194
8/31/2017	$11,328	$10,285
9/30/2017	$11,376	$10,236
10/31/2017	$11,426	$10,242
11/30/2017	$11,434	$10,229
12/31/2017	$11,465	$10,276
1/31/2018	$11,450	$10,158
2/28/2018	$11,404	$10,061
3/31/2018	$11,468	$10,126
4/30/2018	$11,420	$10,051
5/31/2018	$11,427	$10,122
6/30/2018	$11,416	$10,110
7/31/2018	$11,491	$10,112
8/31/2018	$11,439	$10,177
9/30/2018	$11,490	$10,112
10/31/2018	$11,469	$10,032
11/30/2018	$11,429	$10,092
12/31/2018	$11,527	$10,277
1/31/2019	$11,749	$10,386
2/28/2019	$11,803	$10,380
3/31/2019	$11,915	$10,580
4/30/2019	$12,020	$10,582
5/31/2019	$12,064	$10,770
6/30/2019	$12,248	$10,906
7/31/2019	$12,276	$10,930
8/31/2019	$12,170	$11,213
9/30/2019	$12,239	$11,153
10/31/2019	$12,312	$11,187
11/30/2019	$12,349	$11,181
12/31/2019	$12,533	$11,173
1/31/2020	$12,590	$11,388
2/29/2020	$12,530	$11,593
3/31/2020	$11,547	$11,525
4/30/2020	$11,933	$11,730
5/31/2020	$12,268	$11,784
6/30/2020	$12,454	$11,859
7/31/2020	$12,682	$12,036
8/31/2020	$12,847	$11,939
9/30/2020	$12,799	$11,932
10/31/2020	$12,809	$11,879
11/30/2020	$13,153	$11,995
12/31/2020	$13,369	$12,012
1/31/2021	$13,397	$11,926
2/28/2021	$13,381	$11,753
3/31/2021	$13,344	$11,607
4/30/2021	$13,466	$11,698
5/31/2021	$13,523	$11,737
6/30/2021	$13,571	$11,819
7/31/2021	$13,596	$11,951
8/31/2021	$13,653	$11,928
9/30/2021	$13,634	$11,825
10/31/2021	$13,601	$11,822
11/30/2021	$13,505	$11,857
12/31/2021	$13,656	$11,827
1/31/2022	$13,519	$11,572
2/28/2022	$13,176	$11,443
3/31/2022	$13,073	$11,125
4/30/2022	$12,744	$10,703
5/31/2022	$12,746	$10,772
6/30/2022	$12,327	$10,603
7/31/2022	$12,705	$10,862
8/31/2022	$12,599	$10,555
9/30/2022	$12,184	$10,099
10/31/2022	$12,217	$9,968
11/30/2022	$12,601	$10,335
12/31/2022	$12,613	$10,288
1/31/2023	$13,009	$10,604
2/28/2023	$12,767	$10,330
3/31/2023	$12,836	$10,593
4/30/2023	$12,893	$10,657
5/31/2023	$12,885	$10,541
6/30/2023	$13,030	$10,503
7/31/2023	$13,152	$10,496
8/31/2023	$13,146	$10,429
9/30/2023	$12,992	$10,164
10/31/2023	$12,838	$10,003
11/30/2023	$13,310	$10,456
12/31/2023	$13,674	$10,857
1/31/2024	$13,737	$10,827
2/29/2024	$13,716	$10,674
3/31/2024	$13,888	$10,773
4/30/2024	$13,698	$10,500
5/31/2024	$13,919	$10,678
6/30/2024	$13,960	$10,780
7/31/2024	$14,244	$11,031
8/31/2024	$14,377	$11,190
9/30/2024	$14,562	$11,340
10/31/2024	$14,315	$11,058
11/30/2024	$14,543	$11,175
12/31/2024	$14,435	$10,992

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/29/16
Institutional Class	5.57%	2.87%	4.32%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.10%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$827,646
# of Portfolio Holdings	1,209
Portfolio Turnover Rate	544%
Total Net Advisory Fees Paid During the Reporting Period	$1,709
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.7%
Asset-Backed Securities	37.5%
Non-Agency Mortgage-Backed Securities	21.9%
U.S. Treasury Obligations	13.8%
Corporate Bonds & Notes	12.0%
Sovereign Issues	5.8%
Loan Participations and Assignments	1.8%
Common Stocks	0.3%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	0.9%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(55.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Income Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT2165TSRAR_123124

Administrative Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$104	1.01%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the long end of the U.S. yield curve contributed to performance, as yields rose.

• Long exposure to senior securitized credit, particularly collateralized loan obligations and U.S. non-agency residential mortgage-

   backed securities, contributed to relative performance, as spreads tightened.

• Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

• Short exposure to the euro detracted from relative performance, as the currency appreciated against the U.S. dollar in the third quarter of 2024.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,199	$10,173
2/28/2015	$10,213	$10,133
3/31/2015	$10,262	$10,201
4/30/2015	$10,143	$10,123
5/31/2015	$10,006	$10,066
6/30/2015	$9,831	$9,929
7/31/2015	$10,000	$10,053
8/31/2015	$9,917	$10,018
9/30/2015	$9,963	$10,075
10/31/2015	$10,037	$10,128
11/30/2015	$10,101	$10,159
12/31/2015	$10,029	$10,136
1/31/2016	$10,130	$10,296
2/29/2016	$10,182	$10,418
3/31/2016	$10,285	$10,492
4/30/2016	$10,295	$10,489
5/31/2016	$10,364	$10,565
6/30/2016	$10,593	$10,777
7/31/2016	$10,706	$10,836
8/31/2016	$10,740	$10,832
9/30/2016	$10,771	$10,834
10/31/2016	$10,688	$10,709
11/30/2016	$10,588	$10,592
12/31/2016	$10,678	$10,632
1/31/2017	$10,603	$10,541
2/28/2017	$10,742	$10,645
3/31/2017	$10,729	$10,638
4/30/2017	$10,765	$10,702
5/31/2017	$10,801	$10,748
6/30/2017	$10,760	$10,701
7/31/2017	$10,806	$10,725
8/31/2017	$10,901	$10,824
9/30/2017	$10,879	$10,774
10/31/2017	$10,956	$10,849
11/30/2017	$10,994	$10,891
12/31/2017	$10,973	$10,896
1/31/2018	$10,980	$10,852
2/28/2018	$11,008	$10,887
3/31/2018	$11,110	$10,998
4/30/2018	$11,099	$10,987
5/31/2018	$11,112	$11,003
6/30/2018	$11,147	$11,051
7/31/2018	$11,171	$11,049
8/31/2018	$11,156	$11,055
9/30/2018	$11,147	$11,032
10/31/2018	$11,171	$11,064
11/30/2018	$11,165	$11,112
12/31/2018	$11,206	$11,241
1/31/2019	$11,355	$11,355
2/28/2019	$11,390	$11,381
3/31/2019	$11,531	$11,574
4/30/2019	$11,550	$11,579
5/31/2019	$11,665	$11,717
6/30/2019	$11,838	$11,891
7/31/2019	$11,951	$12,037
8/31/2019	$12,128	$12,279
9/30/2019	$12,071	$12,228
10/31/2019	$12,021	$12,157
11/30/2019	$11,975	$12,134
12/31/2019	$11,992	$12,092
1/31/2020	$12,178	$12,300
2/29/2020	$12,192	$12,398
3/31/2020	$11,698	$12,153
4/30/2020	$11,954	$12,325
5/31/2020	$12,048	$12,328
6/30/2020	$12,141	$12,367
7/31/2020	$12,296	$12,456
8/31/2020	$12,305	$12,367
9/30/2020	$12,404	$12,451
10/31/2020	$12,480	$12,489
11/30/2020	$12,546	$12,518
12/31/2020	$12,658	$12,569
1/31/2021	$12,632	$12,513
2/28/2021	$12,472	$12,306
3/31/2021	$12,493	$12,330
4/30/2021	$12,470	$12,317
5/31/2021	$12,491	$12,333
6/30/2021	$12,486	$12,373
7/31/2021	$12,611	$12,541
8/31/2021	$12,586	$12,510
9/30/2021	$12,468	$12,384
10/31/2021	$12,384	$12,331
11/30/2021	$12,460	$12,460
12/31/2021	$12,410	$12,393
1/31/2022	$12,315	$12,255
2/28/2022	$12,117	$12,089
3/31/2022	$11,932	$11,891
4/30/2022	$11,691	$11,667
5/31/2022	$11,577	$11,582
6/30/2022	$11,352	$11,414
7/31/2022	$11,634	$11,721
8/31/2022	$11,372	$11,424
9/30/2022	$11,060	$11,162
10/31/2022	$11,135	$11,219
11/30/2022	$11,326	$11,394
12/31/2022	$11,150	$11,183
1/31/2023	$11,390	$11,372
2/28/2023	$11,291	$11,276
3/31/2023	$11,450	$11,503
4/30/2023	$11,484	$11,551
5/31/2023	$11,484	$11,568
6/30/2023	$11,506	$11,587
7/31/2023	$11,553	$11,596
8/31/2023	$11,578	$11,628
9/30/2023	$11,474	$11,496
10/31/2023	$11,448	$11,493
11/30/2023	$11,768	$11,792
12/31/2023	$12,155	$12,113
1/31/2024	$12,127	$12,094
2/29/2024	$12,125	$12,077
3/31/2024	$12,301	$12,183
4/30/2024	$12,191	$12,071
5/31/2024	$12,238	$12,098
6/30/2024	$12,306	$12,197
7/31/2024	$12,483	$12,395
8/31/2024	$12,520	$12,494
9/30/2024	$12,674	$12,621
10/31/2024	$12,573	$12,559
11/30/2024	$12,789	$12,725
12/31/2024	$12,819	$12,715

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.46%	1.34%	2.51%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.97%	1.01%	2.43%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$536,836
# of Portfolio Holdings	1,068
Portfolio Turnover Rate	626%
Total Net Advisory Fees Paid During the Reporting Period	$1,363
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	69.6%
Japan	6.9%
Canada	6.9%
United Kingdom	5.7%
Cayman Islands	4.8%
Ireland	3.2%
South Korea	2.9%
France	1.8%
Malaysia	1.8%
Supranational	1.7%
Other Countries	16.2%
Short-Term Instruments	1.3%
Affiliated Investments	0.2%
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(24.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Annual Shareholder Report |

December 31, 2024

PVIT0335TSRAR_123124

Advisor Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$114	1.11%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the long end of the U.S. yield curve contributed to performance, as yields rose.

• Long exposure to senior securitized credit, particularly collateralized loan obligations and U.S. non-agency residential mortgage-

   backed securities, contributed to relative performance, as spreads tightened.

• Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

• Short exposure to the euro detracted from relative performance, as the currency appreciated against the U.S. dollar in the third quarter of 2024.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,198	$10,173
2/28/2015	$10,211	$10,133
3/31/2015	$10,260	$10,201
4/30/2015	$10,140	$10,123
5/31/2015	$10,002	$10,066
6/30/2015	$9,826	$9,929
7/31/2015	$9,994	$10,053
8/31/2015	$9,911	$10,018
9/30/2015	$9,956	$10,075
10/31/2015	$10,029	$10,128
11/30/2015	$10,092	$10,159
12/31/2015	$10,019	$10,136
1/31/2016	$10,119	$10,296
2/29/2016	$10,170	$10,418
3/31/2016	$10,273	$10,492
4/30/2016	$10,282	$10,489
5/31/2016	$10,349	$10,565
6/30/2016	$10,577	$10,777
7/31/2016	$10,689	$10,836
8/31/2016	$10,722	$10,832
9/30/2016	$10,753	$10,834
10/31/2016	$10,669	$10,709
11/30/2016	$10,568	$10,592
12/31/2016	$10,657	$10,632
1/31/2017	$10,581	$10,541
2/28/2017	$10,719	$10,645
3/31/2017	$10,705	$10,638
4/30/2017	$10,741	$10,702
5/31/2017	$10,775	$10,748
6/30/2017	$10,734	$10,701
7/31/2017	$10,779	$10,725
8/31/2017	$10,873	$10,824
9/30/2017	$10,849	$10,774
10/31/2017	$10,925	$10,849
11/30/2017	$10,962	$10,891
12/31/2017	$10,941	$10,896
1/31/2018	$10,947	$10,852
2/28/2018	$10,974	$10,887
3/31/2018	$11,074	$10,998
4/30/2018	$11,063	$10,987
5/31/2018	$11,074	$11,003
6/30/2018	$11,108	$11,051
7/31/2018	$11,132	$11,049
8/31/2018	$11,116	$11,055
9/30/2018	$11,106	$11,032
10/31/2018	$11,128	$11,064
11/30/2018	$11,122	$11,112
12/31/2018	$11,162	$11,241
1/31/2019	$11,309	$11,355
2/28/2019	$11,343	$11,381
3/31/2019	$11,483	$11,574
4/30/2019	$11,500	$11,579
5/31/2019	$11,614	$11,717
6/30/2019	$11,786	$11,891
7/31/2019	$11,897	$12,037
8/31/2019	$12,072	$12,279
9/30/2019	$12,015	$12,228
10/31/2019	$11,963	$12,157
11/30/2019	$11,916	$12,134
12/31/2019	$11,932	$12,092
1/31/2020	$12,116	$12,300
2/29/2020	$12,130	$12,398
3/31/2020	$11,637	$12,153
4/30/2020	$11,891	$12,325
5/31/2020	$11,984	$12,328
6/30/2020	$12,075	$12,367
7/31/2020	$12,228	$12,456
8/31/2020	$12,236	$12,367
9/30/2020	$12,333	$12,451
10/31/2020	$12,408	$12,489
11/30/2020	$12,473	$12,518
12/31/2020	$12,583	$12,569
1/31/2021	$12,556	$12,513
2/28/2021	$12,396	$12,306
3/31/2021	$12,416	$12,330
4/30/2021	$12,392	$12,317
5/31/2021	$12,412	$12,333
6/30/2021	$12,406	$12,373
7/31/2021	$12,529	$12,541
8/31/2021	$12,503	$12,510
9/30/2021	$12,384	$12,384
10/31/2021	$12,300	$12,331
11/30/2021	$12,375	$12,460
12/31/2021	$12,324	$12,393
1/31/2022	$12,228	$12,255
2/28/2022	$12,031	$12,089
3/31/2022	$11,847	$11,891
4/30/2022	$11,606	$11,667
5/31/2022	$11,492	$11,582
6/30/2022	$11,267	$11,414
7/31/2022	$11,547	$11,721
8/31/2022	$11,285	$11,424
9/30/2022	$10,975	$11,162
10/31/2022	$11,048	$11,219
11/30/2022	$11,237	$11,394
12/31/2022	$11,062	$11,183
1/31/2023	$11,298	$11,372
2/28/2023	$11,200	$11,276
3/31/2023	$11,356	$11,503
4/30/2023	$11,389	$11,551
5/31/2023	$11,388	$11,568
6/30/2023	$11,409	$11,587
7/31/2023	$11,454	$11,596
8/31/2023	$11,479	$11,628
9/30/2023	$11,374	$11,496
10/31/2023	$11,348	$11,493
11/30/2023	$11,664	$11,792
12/31/2023	$12,047	$12,113
1/31/2024	$12,018	$12,094
2/29/2024	$12,015	$12,077
3/31/2024	$12,189	$12,183
4/30/2024	$12,078	$12,071
5/31/2024	$12,123	$12,098
6/30/2024	$12,190	$12,197
7/31/2024	$12,365	$12,395
8/31/2024	$12,400	$12,494
9/30/2024	$12,552	$12,621
10/31/2024	$12,450	$12,559
11/30/2024	$12,663	$12,725
12/31/2024	$12,692	$12,715

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	5.36%	1.24%	2.41%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.97%	1.01%	2.43%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$536,836
# of Portfolio Holdings	1,068
Portfolio Turnover Rate	626%
Total Net Advisory Fees Paid During the Reporting Period	$1,363
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	69.6%
Japan	6.9%
Canada	6.9%
United Kingdom	5.7%
Cayman Islands	4.8%
Ireland	3.2%
South Korea	2.9%
France	1.8%
Malaysia	1.8%
Supranational	1.7%
Other Countries	16.2%
Short-Term Instruments	1.3%
Affiliated Investments	0.2%
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(24.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Annual Shareholder Report |

December 31, 2024

PVIT2101TSRAR_123124

Institutional Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.86%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the long end of the U.S. yield curve contributed to performance, as yields rose.

• Long exposure to senior securitized credit, particularly collateralized loan obligations and U.S. non-agency residential mortgage-

   backed securities, contributed to relative performance, as spreads tightened.

• Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

• Short exposure to the euro detracted from relative performance, as the currency appreciated against the U.S. dollar in the third quarter of 2024.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,200	$10,173
2/28/2015	$10,216	$10,133
3/31/2015	$10,266	$10,201
4/30/2015	$10,148	$10,123
5/31/2015	$10,013	$10,066
6/30/2015	$9,838	$9,929
7/31/2015	$10,008	$10,053
8/31/2015	$9,927	$10,018
9/30/2015	$9,974	$10,075
10/31/2015	$10,050	$10,128
11/30/2015	$10,115	$10,159
12/31/2015	$10,044	$10,136
1/31/2016	$10,146	$10,296
2/29/2016	$10,199	$10,418
3/31/2016	$10,304	$10,492
4/30/2016	$10,316	$10,489
5/31/2016	$10,386	$10,565
6/30/2016	$10,616	$10,777
7/31/2016	$10,731	$10,836
8/31/2016	$10,767	$10,832
9/30/2016	$10,800	$10,834
10/31/2016	$10,717	$10,709
11/30/2016	$10,619	$10,592
12/31/2016	$10,710	$10,632
1/31/2017	$10,636	$10,541
2/28/2017	$10,777	$10,645
3/31/2017	$10,765	$10,638
4/30/2017	$10,803	$10,702
5/31/2017	$10,840	$10,748
6/30/2017	$10,801	$10,701
7/31/2017	$10,848	$10,725
8/31/2017	$10,945	$10,824
9/30/2017	$10,924	$10,774
10/31/2017	$11,002	$10,849
11/30/2017	$11,042	$10,891
12/31/2017	$11,023	$10,896
1/31/2018	$11,031	$10,852
2/28/2018	$11,061	$10,887
3/31/2018	$11,164	$10,998
4/30/2018	$11,155	$10,987
5/31/2018	$11,168	$11,003
6/30/2018	$11,205	$11,051
7/31/2018	$11,231	$11,049
8/31/2018	$11,218	$11,055
9/30/2018	$11,210	$11,032
10/31/2018	$11,235	$11,064
11/30/2018	$11,230	$11,112
12/31/2018	$11,273	$11,241
1/31/2019	$11,424	$11,355
2/28/2019	$11,461	$11,381
3/31/2019	$11,605	$11,574
4/30/2019	$11,625	$11,579
5/31/2019	$11,742	$11,717
6/30/2019	$11,918	$11,891
7/31/2019	$12,033	$12,037
8/31/2019	$12,213	$12,279
9/30/2019	$12,157	$12,228
10/31/2019	$12,108	$12,157
11/30/2019	$12,063	$12,134
12/31/2019	$12,081	$12,092
1/31/2020	$12,270	$12,300
2/29/2020	$12,287	$12,398
3/31/2020	$11,790	$12,153
4/30/2020	$12,050	$12,325
5/31/2020	$12,146	$12,328
6/30/2020	$12,241	$12,367
7/31/2020	$12,399	$12,456
8/31/2020	$12,410	$12,367
9/30/2020	$12,511	$12,451
10/31/2020	$12,590	$12,489
11/30/2020	$12,657	$12,518
12/31/2020	$12,772	$12,569
1/31/2021	$12,748	$12,513
2/28/2021	$12,588	$12,306
3/31/2021	$12,611	$12,330
4/30/2021	$12,589	$12,317
5/31/2021	$12,612	$12,333
6/30/2021	$12,608	$12,373
7/31/2021	$12,736	$12,541
8/31/2021	$12,712	$12,510
9/30/2021	$12,594	$12,384
10/31/2021	$12,511	$12,331
11/30/2021	$12,590	$12,460
12/31/2021	$12,541	$12,393
1/31/2022	$12,446	$12,255
2/28/2022	$12,247	$12,089
3/31/2022	$12,062	$11,891
4/30/2022	$11,820	$11,667
5/31/2022	$11,706	$11,582
6/30/2022	$11,480	$11,414
7/31/2022	$11,767	$11,721
8/31/2022	$11,503	$11,424
9/30/2022	$11,189	$11,162
10/31/2022	$11,266	$11,219
11/30/2022	$11,461	$11,394
12/31/2022	$11,284	$11,183
1/31/2023	$11,528	$11,372
2/28/2023	$11,430	$11,276
3/31/2023	$11,592	$11,503
4/30/2023	$11,628	$11,551
5/31/2023	$11,630	$11,568
6/30/2023	$11,654	$11,587
7/31/2023	$11,702	$11,596
8/31/2023	$11,729	$11,628
9/30/2023	$11,625	$11,496
10/31/2023	$11,601	$11,493
11/30/2023	$11,926	$11,792
12/31/2023	$12,320	$12,113
1/31/2024	$12,293	$12,094
2/29/2024	$12,292	$12,077
3/31/2024	$12,473	$12,183
4/30/2024	$12,362	$12,071
5/31/2024	$12,411	$12,098
6/30/2024	$12,482	$12,197
7/31/2024	$12,664	$12,395
8/31/2024	$12,702	$12,494
9/30/2024	$12,860	$12,621
10/31/2024	$12,759	$12,559
11/30/2024	$12,980	$12,725
12/31/2024	$13,012	$12,715

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.62%	1.50%	2.67%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.97%	1.01%	2.43%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$536,836
# of Portfolio Holdings	1,068
Portfolio Turnover Rate	626%
Total Net Advisory Fees Paid During the Reporting Period	$1,363
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	69.6%
Japan	6.9%
Canada	6.9%
United Kingdom	5.7%
Cayman Islands	4.8%
Ireland	3.2%
South Korea	2.9%
France	1.8%
Malaysia	1.8%
Supranational	1.7%
Other Countries	16.2%
Short-Term Instruments	1.3%
Affiliated Investments	0.2%
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(24.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Annual Shareholder Report |

December 31, 2024

PVIT0595TSRAR_123124

Administrative Class

PIMCO International Bond Portfolio (Unhedged)

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$96	0.98%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the long end of the U.S. yield curve contributed to performance, as yields rose.

• Long exposure to senior securitized credit, particularly collateralized loan obligations and U.S. non-agency residential mortgage-backed securities, contributed to relative performance, as spreads tightened.

• Short exposure to the Chinese yuan contributed to relative performance, as the currency depreciated against the U.S. dollar.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

• Overweight exposure to the Japanese yen detracted from relative performance, as the currency depreciated against the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,928	$9,816
2/28/2015	$9,908	$9,740
3/31/2015	$9,743	$9,537
4/30/2015	$9,956	$9,744
5/31/2015	$9,561	$9,449
6/30/2015	$9,442	$9,457
7/31/2015	$9,362	$9,444
8/31/2015	$9,279	$9,478
9/30/2015	$9,290	$9,518
10/31/2015	$9,415	$9,548
11/30/2015	$9,271	$9,283
12/31/2015	$9,292	$9,398
1/31/2016	$9,242	$9,445
2/29/2016	$9,489	$9,774
3/31/2016	$9,924	$10,174
4/30/2016	$10,161	$10,382
5/31/2016	$9,904	$10,134
6/30/2016	$10,259	$10,521
7/31/2016	$10,388	$10,607
8/31/2016	$10,349	$10,522
9/30/2016	$10,453	$10,629
10/31/2016	$10,039	$10,166
11/30/2016	$9,609	$9,630
12/31/2016	$9,571	$9,538
1/31/2017	$9,800	$9,717
2/28/2017	$9,863	$9,745
3/31/2017	$9,895	$9,775
4/30/2017	$9,968	$9,914
5/31/2017	$10,129	$10,131
6/30/2017	$10,225	$10,121
7/31/2017	$10,555	$10,393
8/31/2017	$10,631	$10,504
9/30/2017	$10,530	$10,372
10/31/2017	$10,423	$10,294
11/30/2017	$10,552	$10,513
12/31/2017	$10,608	$10,541
1/31/2018	$11,035	$10,861
2/28/2018	$10,846	$10,769
3/31/2018	$10,957	$10,923
4/30/2018	$10,669	$10,675
5/31/2018	$10,521	$10,475
6/30/2018	$10,456	$10,402
7/31/2018	$10,500	$10,364
8/31/2018	$10,347	$10,332
9/30/2018	$10,369	$10,221
10/31/2018	$10,144	$10,079
11/30/2018	$10,190	$10,091
12/31/2018	$10,187	$10,315
1/31/2019	$10,510	$10,507
2/28/2019	$10,430	$10,397
3/31/2019	$10,480	$10,471
4/30/2019	$10,445	$10,407
5/31/2019	$10,478	$10,516
6/30/2019	$10,799	$10,829
7/31/2019	$10,646	$10,752
8/31/2019	$10,698	$10,922
9/30/2019	$10,626	$10,767
10/31/2019	$10,747	$10,870
11/30/2019	$10,614	$10,723
12/31/2019	$10,902	$10,839
1/31/2020	$10,876	$10,921
2/29/2020	$10,751	$10,899
3/31/2020	$9,885	$10,549
4/30/2020	$10,201	$10,764
5/31/2020	$10,431	$10,796
6/30/2020	$10,653	$10,906
7/31/2020	$11,189	$11,390
8/31/2020	$11,383	$11,423
9/30/2020	$11,233	$11,357
10/31/2020	$11,289	$11,409
11/30/2020	$11,677	$11,681
12/31/2020	$12,077	$11,935
1/31/2021	$11,958	$11,812
2/28/2021	$11,692	$11,583
3/31/2021	$11,485	$11,303
4/30/2021	$11,681	$11,486
5/31/2021	$11,818	$11,642
6/30/2021	$11,569	$11,407
7/31/2021	$11,700	$11,579
8/31/2021	$11,625	$11,508
9/30/2021	$11,354	$11,226
10/31/2021	$11,266	$11,182
11/30/2021	$11,201	$11,102
12/31/2021	$11,169	$11,093
1/31/2022	$10,994	$10,876
2/28/2022	$10,821	$10,756
3/31/2022	$10,454	$10,411
4/30/2022	$9,734	$9,700
5/31/2022	$9,735	$9,701
6/30/2022	$9,244	$9,264
7/31/2022	$9,418	$9,442
8/31/2022	$8,943	$8,971
9/30/2022	$8,377	$8,445
10/31/2022	$8,390	$8,433
11/30/2022	$8,982	$8,903
12/31/2022	$9,049	$9,019
1/31/2023	$9,383	$9,334
2/28/2023	$8,988	$8,961
3/31/2023	$9,296	$9,295
4/30/2023	$9,312	$9,322
5/31/2023	$9,055	$9,071
6/30/2023	$9,083	$9,095
7/31/2023	$9,215	$9,211
8/31/2023	$9,036	$9,029
9/30/2023	$8,743	$8,731
10/31/2023	$8,663	$8,651
11/30/2023	$9,136	$9,128
12/31/2023	$9,611	$9,535
1/31/2024	$9,371	$9,317
2/29/2024	$9,298	$9,207
3/31/2024	$9,377	$9,229
4/30/2024	$9,124	$8,990
5/31/2024	$9,260	$9,080
6/30/2024	$9,190	$9,034
7/31/2024	$9,480	$9,319
8/31/2024	$9,718	$9,611
9/30/2024	$9,905	$9,803
10/31/2024	$9,515	$9,399
11/30/2024	$9,536	$9,378
12/31/2024	$9,284	$9,133

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	(3.40%)	(3.16%)	(0.74%)
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	(4.22%)	(3.37%)	(0.90%)

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$23,802
# of Portfolio Holdings	805
Portfolio Turnover Rate	777%
Total Net Advisory Fees Paid During the Reporting Period	$70
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	56.4%
Japan	5.8%
Canada	5.3%
Cayman Islands	3.5%
United Kingdom	3.0%
Brazil	2.6%
South Korea	2.1%
Australia	2.0%
Italy	1.8%
Other Countries	18.2%
Short-Term Instruments	23.9%
Affiliated Investments	4.4%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(30.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO International Bond Portfolio (Unhedged)

Annual Shareholder Report |

December 31, 2024

PVIT1856TSRAR_123124

Advisor Class

PIMCO International Bond Portfolio (Unhedged)

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$106	1.08%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the long end of the U.S. yield curve contributed to performance, as yields rose.

• Long exposure to senior securitized credit, particularly collateralized loan obligations and U.S. non-agency residential mortgage-backed securities, contributed to relative performance, as spreads tightened.

• Short exposure to the Chinese yuan contributed to relative performance, as the currency depreciated against the U.S. dollar.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

• Overweight exposure to the Japanese yen detracted from relative performance, as the currency depreciated against the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,927	$9,816
2/28/2015	$9,907	$9,740
3/31/2015	$9,740	$9,537
4/30/2015	$9,952	$9,744
5/31/2015	$9,557	$9,449
6/30/2015	$9,437	$9,457
7/31/2015	$9,357	$9,444
8/31/2015	$9,273	$9,478
9/30/2015	$9,283	$9,518
10/31/2015	$9,407	$9,548
11/30/2015	$9,263	$9,283
12/31/2015	$9,283	$9,398
1/31/2016	$9,232	$9,445
2/29/2016	$9,478	$9,774
3/31/2016	$9,912	$10,174
4/30/2016	$10,148	$10,382
5/31/2016	$9,891	$10,134
6/30/2016	$10,244	$10,521
7/31/2016	$10,372	$10,607
8/31/2016	$10,332	$10,522
9/30/2016	$10,435	$10,629
10/31/2016	$10,021	$10,166
11/30/2016	$9,590	$9,630
12/31/2016	$9,552	$9,538
1/31/2017	$9,780	$9,717
2/28/2017	$9,841	$9,745
3/31/2017	$9,873	$9,775
4/30/2017	$9,945	$9,914
5/31/2017	$10,105	$10,131
6/30/2017	$10,199	$10,121
7/31/2017	$10,528	$10,393
8/31/2017	$10,603	$10,504
9/30/2017	$10,501	$10,372
10/31/2017	$10,394	$10,294
11/30/2017	$10,521	$10,513
12/31/2017	$10,577	$10,541
1/31/2018	$11,001	$10,861
2/28/2018	$10,812	$10,769
3/31/2018	$10,921	$10,923
4/30/2018	$10,633	$10,675
5/31/2018	$10,485	$10,475
6/30/2018	$10,419	$10,402
7/31/2018	$10,463	$10,364
8/31/2018	$10,309	$10,332
9/30/2018	$10,331	$10,221
10/31/2018	$10,105	$10,079
11/30/2018	$10,150	$10,091
12/31/2018	$10,146	$10,315
1/31/2019	$10,468	$10,507
2/28/2019	$10,387	$10,397
3/31/2019	$10,436	$10,471
4/30/2019	$10,400	$10,407
5/31/2019	$10,432	$10,516
6/30/2019	$10,751	$10,829
7/31/2019	$10,597	$10,752
8/31/2019	$10,648	$10,922
9/30/2019	$10,576	$10,767
10/31/2019	$10,695	$10,870
11/30/2019	$10,561	$10,723
12/31/2019	$10,848	$10,839
1/31/2020	$10,821	$10,921
2/29/2020	$10,695	$10,899
3/31/2020	$9,833	$10,549
4/30/2020	$10,147	$10,764
5/31/2020	$10,374	$10,796
6/30/2020	$10,595	$10,906
7/31/2020	$11,126	$11,390
8/31/2020	$11,318	$11,423
9/30/2020	$11,169	$11,357
10/31/2020	$11,224	$11,409
11/30/2020	$11,609	$11,681
12/31/2020	$12,004	$11,935
1/31/2021	$11,885	$11,812
2/28/2021	$11,620	$11,583
3/31/2021	$11,414	$11,303
4/30/2021	$11,607	$11,486
5/31/2021	$11,742	$11,642
6/30/2021	$11,494	$11,407
7/31/2021	$11,623	$11,579
8/31/2021	$11,547	$11,508
9/30/2021	$11,278	$11,226
10/31/2021	$11,189	$11,182
11/30/2021	$11,123	$11,102
12/31/2021	$11,091	$11,093
1/31/2022	$10,917	$10,876
2/28/2022	$10,743	$10,756
3/31/2022	$10,378	$10,411
4/30/2022	$9,662	$9,700
5/31/2022	$9,662	$9,701
6/30/2022	$9,175	$9,264
7/31/2022	$9,346	$9,442
8/31/2022	$8,874	$8,971
9/30/2022	$8,312	$8,445
10/31/2022	$8,324	$8,433
11/30/2022	$8,911	$8,903
12/31/2022	$8,977	$9,019
1/31/2023	$9,307	$9,334
2/28/2023	$8,915	$8,961
3/31/2023	$9,219	$9,295
4/30/2023	$9,235	$9,322
5/31/2023	$8,979	$9,071
6/30/2023	$9,006	$9,095
7/31/2023	$9,136	$9,211
8/31/2023	$8,957	$9,029
9/30/2023	$8,667	$8,731
10/31/2023	$8,587	$8,651
11/30/2023	$9,054	$9,128
12/31/2023	$9,525	$9,535
1/31/2024	$9,286	$9,317
2/29/2024	$9,212	$9,207
3/31/2024	$9,290	$9,229
4/30/2024	$9,039	$8,990
5/31/2024	$9,173	$9,080
6/30/2024	$9,102	$9,034
7/31/2024	$9,389	$9,319
8/31/2024	$9,624	$9,611
9/30/2024	$9,808	$9,803
10/31/2024	$9,421	$9,399
11/30/2024	$9,441	$9,378
12/31/2024	$9,191	$9,133

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	(3.50%)	(3.26%)	(0.84%)
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	(4.22%)	(3.37%)	(0.90%)

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$23,802
# of Portfolio Holdings	805
Portfolio Turnover Rate	777%
Total Net Advisory Fees Paid During the Reporting Period	$70
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	56.4%
Japan	5.8%
Canada	5.3%
Cayman Islands	3.5%
United Kingdom	3.0%
Brazil	2.6%
South Korea	2.1%
Australia	2.0%
Italy	1.8%
Other Countries	18.2%
Short-Term Instruments	23.9%
Affiliated Investments	4.4%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(30.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO International Bond Portfolio (Unhedged)

Annual Shareholder Report |

December 31, 2024

PVIT1946TSRAR_123124

Institutional Class

PIMCO International Bond Portfolio (Unhedged)

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.83%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the long end of the U.S. yield curve contributed to performance, as yields rose.

• Long exposure to senior securitized credit, particularly collateralized loan obligations and U.S. non-agency residential mortgage-backed securities, contributed to relative performance, as spreads tightened.

• Short exposure to the Chinese yuan contributed to relative performance, as the currency depreciated against the U.S. dollar.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

• Overweight exposure to the Japanese yen detracted from relative performance, as the currency depreciated against the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,929	$9,816
2/28/2015	$9,911	$9,740
3/31/2015	$9,748	$9,537
4/30/2015	$9,963	$9,744
5/31/2015	$9,569	$9,449
6/30/2015	$9,452	$9,457
7/31/2015	$9,374	$9,444
8/31/2015	$9,292	$9,478
9/30/2015	$9,303	$9,518
10/31/2015	$9,430	$9,548
11/30/2015	$9,287	$9,283
12/31/2015	$9,310	$9,398
1/31/2016	$9,261	$9,445
2/29/2016	$9,509	$9,774
3/31/2016	$9,947	$10,174
4/30/2016	$10,185	$10,382
5/31/2016	$9,929	$10,134
6/30/2016	$10,285	$10,521
7/31/2016	$10,416	$10,607
8/31/2016	$10,378	$10,522
9/30/2016	$10,483	$10,629
10/31/2016	$10,070	$10,166
11/30/2016	$9,640	$9,630
12/31/2016	$9,604	$9,538
1/31/2017	$9,834	$9,717
2/28/2017	$9,898	$9,745
3/31/2017	$9,932	$9,775
4/30/2017	$10,006	$9,914
5/31/2017	$10,169	$10,131
6/30/2017	$10,266	$10,121
7/31/2017	$10,598	$10,393
8/31/2017	$10,675	$10,504
9/30/2017	$10,576	$10,372
10/31/2017	$10,469	$10,294
11/30/2017	$10,599	$10,513
12/31/2017	$10,656	$10,541
1/31/2018	$11,086	$10,861
2/28/2018	$10,897	$10,769
3/31/2018	$11,010	$10,923
4/30/2018	$10,722	$10,675
5/31/2018	$10,575	$10,475
6/30/2018	$10,510	$10,402
7/31/2018	$10,556	$10,364
8/31/2018	$10,402	$10,332
9/30/2018	$10,426	$10,221
10/31/2018	$10,200	$10,079
11/30/2018	$10,248	$10,091
12/31/2018	$10,246	$10,315
1/31/2019	$10,573	$10,507
2/28/2019	$10,493	$10,397
3/31/2019	$10,545	$10,471
4/30/2019	$10,510	$10,407
5/31/2019	$10,544	$10,516
6/30/2019	$10,869	$10,829
7/31/2019	$10,716	$10,752
8/31/2019	$10,770	$10,922
9/30/2019	$10,699	$10,767
10/31/2019	$10,821	$10,870
11/30/2019	$10,689	$10,723
12/31/2019	$10,981	$10,839
1/31/2020	$10,956	$10,921
2/29/2020	$10,831	$10,899
3/31/2020	$9,960	$10,549
4/30/2020	$10,280	$10,764
5/31/2020	$10,512	$10,796
6/30/2020	$10,738	$10,906
7/31/2020	$11,279	$11,390
8/31/2020	$11,476	$11,423
9/30/2020	$11,326	$11,357
10/31/2020	$11,384	$11,409
11/30/2020	$11,777	$11,681
12/31/2020	$12,181	$11,935
1/31/2021	$12,062	$11,812
2/28/2021	$11,795	$11,583
3/31/2021	$11,588	$11,303
4/30/2021	$11,787	$11,486
5/31/2021	$11,926	$11,642
6/30/2021	$11,677	$11,407
7/31/2021	$11,811	$11,579
8/31/2021	$11,736	$11,508
9/30/2021	$11,464	$11,226
10/31/2021	$11,377	$11,182
11/30/2021	$11,312	$11,102
12/31/2021	$11,282	$11,093
1/31/2022	$11,107	$10,876
2/28/2022	$10,933	$10,756
3/31/2022	$10,563	$10,411
4/30/2022	$9,837	$9,700
5/31/2022	$9,839	$9,701
6/30/2022	$9,345	$9,264
7/31/2022	$9,521	$9,442
8/31/2022	$9,042	$8,971
9/30/2022	$8,472	$8,445
10/31/2022	$8,485	$8,433
11/30/2022	$9,086	$8,903
12/31/2022	$9,155	$9,019
1/31/2023	$9,494	$9,334
2/28/2023	$9,095	$8,961
3/31/2023	$9,408	$9,295
4/30/2023	$9,426	$9,322
5/31/2023	$9,166	$9,071
6/30/2023	$9,196	$9,095
7/31/2023	$9,331	$9,211
8/31/2023	$9,150	$9,029
9/30/2023	$8,855	$8,731
10/31/2023	$8,776	$8,651
11/30/2023	$9,255	$9,128
12/31/2023	$9,738	$9,535
1/31/2024	$9,496	$9,317
2/29/2024	$9,423	$9,207
3/31/2024	$9,504	$9,229
4/30/2024	$9,249	$8,990
5/31/2024	$9,389	$9,080
6/30/2024	$9,318	$9,034
7/31/2024	$9,613	$9,319
8/31/2024	$9,856	$9,611
9/30/2024	$10,047	$9,803
10/31/2024	$9,652	$9,399
11/30/2024	$9,675	$9,378
12/31/2024	$9,421	$9,133

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(3.26%)	(3.02%)	(0.59%)
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	(4.22%)	(3.37%)	(0.90%)

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$23,802
# of Portfolio Holdings	805
Portfolio Turnover Rate	777%
Total Net Advisory Fees Paid During the Reporting Period	$70
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	56.4%
Japan	5.8%
Canada	5.3%
Cayman Islands	3.5%
United Kingdom	3.0%
Brazil	2.6%
South Korea	2.1%
Australia	2.0%
Italy	1.8%
Other Countries	18.2%
Short-Term Instruments	23.9%
Affiliated Investments	4.4%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(30.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO International Bond Portfolio (Unhedged)

Annual Shareholder Report |

December 31, 2024

PVIT2052TSRAR_123124

Administrative Class

PIMCO Long-Term U.S. Government Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$250	2.58%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to performance due to underweight exposure to duration at the back end of the curve, as U.S. Treasury yields rose.

• Out-of-benchmark exposure to broad securitized strategies contributed to performance, as the strategy outperformed like-duration Treasuries.

• Out-of-benchmark exposure to U.S. Treasury Inflation-Protected Securities contributed to performance, as breakeven inflation rates rose.

• There were no other material contributors or detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,870	$10,210	$10,856
2/28/2015	$10,278	$10,114	$10,275
3/31/2015	$10,393	$10,161	$10,396
4/30/2015	$10,082	$10,124	$10,073
5/31/2015	$9,874	$10,100	$9,913
6/30/2015	$9,524	$9,990	$9,533
7/31/2015	$9,920	$10,059	$9,867
8/31/2015	$9,846	$10,045	$9,865
9/30/2015	$10,016	$10,113	$10,017
10/31/2015	$9,983	$10,114	$9,962
11/30/2015	$9,899	$10,088	$9,880
12/31/2015	$9,860	$10,055	$9,879
1/31/2016	$10,366	$10,193	$10,375
2/29/2016	$10,654	$10,266	$10,684
3/31/2016	$10,656	$10,360	$10,684
4/30/2016	$10,605	$10,400	$10,631
5/31/2016	$10,659	$10,402	$10,715
6/30/2016	$11,345	$10,589	$11,373
7/31/2016	$11,568	$10,656	$11,628
8/31/2016	$11,431	$10,644	$11,517
9/30/2016	$11,302	$10,638	$11,332
10/31/2016	$10,837	$10,556	$10,870
11/30/2016	$9,968	$10,307	$10,063
12/31/2016	$9,927	$10,321	$10,010
1/31/2017	$9,995	$10,341	$10,049
2/28/2017	$10,159	$10,411	$10,206
3/31/2017	$10,102	$10,405	$10,149
4/30/2017	$10,277	$10,486	$10,306
5/31/2017	$10,461	$10,567	$10,510
6/30/2017	$10,525	$10,556	$10,552
7/31/2017	$10,473	$10,601	$10,487
8/31/2017	$10,815	$10,696	$10,847
9/30/2017	$10,571	$10,645	$10,612
10/31/2017	$10,563	$10,652	$10,604
11/30/2017	$10,636	$10,638	$10,680
12/31/2017	$10,816	$10,687	$10,864
1/31/2018	$10,465	$10,564	$10,513
2/28/2018	$10,147	$10,464	$10,197
3/31/2018	$10,435	$10,531	$10,506
4/30/2018	$10,207	$10,452	$10,302
5/31/2018	$10,406	$10,527	$10,520
6/30/2018	$10,445	$10,514	$10,538
7/31/2018	$10,305	$10,516	$10,383
8/31/2018	$10,444	$10,584	$10,547
9/30/2018	$10,157	$10,516	$10,235
10/31/2018	$9,880	$10,433	$9,923
11/30/2018	$10,055	$10,495	$10,111
12/31/2018	$10,558	$10,688	$10,664
1/31/2019	$10,622	$10,801	$10,735
2/28/2019	$10,485	$10,795	$10,604
3/31/2019	$11,044	$11,003	$11,161
4/30/2019	$10,828	$11,005	$10,962
5/31/2019	$11,511	$11,201	$11,679
6/30/2019	$11,613	$11,341	$11,835
7/31/2019	$11,643	$11,366	$11,854
8/31/2019	$12,841	$11,661	$13,098
9/30/2019	$12,518	$11,599	$12,772
10/31/2019	$12,388	$11,634	$12,662
11/30/2019	$12,343	$11,628	$12,596
12/31/2019	$11,965	$11,620	$12,245
1/31/2020	$12,821	$11,843	$13,083
2/29/2020	$13,648	$12,056	$13,960
3/31/2020	$14,451	$11,985	$14,805
4/30/2020	$14,662	$12,198	$15,104
5/31/2020	$14,392	$12,255	$14,822
6/30/2020	$14,453	$12,332	$14,841
7/31/2020	$15,058	$12,517	$15,469
8/31/2020	$14,377	$12,416	$14,802
9/30/2020	$14,461	$12,409	$14,859
10/31/2020	$13,970	$12,353	$14,411
11/30/2020	$14,196	$12,475	$14,584
12/31/2020	$14,045	$12,492	$14,413
1/31/2021	$13,624	$12,402	$13,893
2/28/2021	$12,899	$12,223	$13,119
3/31/2021	$12,225	$12,071	$12,465
4/30/2021	$12,521	$12,166	$12,755
5/31/2021	$12,517	$12,206	$12,813
6/30/2021	$13,004	$12,291	$13,271
7/31/2021	$13,457	$12,429	$13,755
8/31/2021	$13,425	$12,405	$13,726
9/30/2021	$13,050	$12,298	$13,333
10/31/2021	$13,279	$12,294	$13,581
11/30/2021	$13,627	$12,331	$13,941
12/31/2021	$13,374	$12,299	$13,743
1/31/2022	$12,903	$12,034	$13,174
2/28/2022	$12,720	$11,900	$12,982
3/31/2022	$12,096	$11,569	$12,289
4/30/2022	$11,065	$11,130	$11,196
5/31/2022	$10,845	$11,202	$10,984
6/30/2022	$10,670	$11,026	$10,822
7/31/2022	$10,964	$11,296	$11,111
8/31/2022	$10,463	$10,977	$10,619
9/30/2022	$9,624	$10,502	$9,780
10/31/2022	$9,083	$10,366	$9,237
11/30/2022	$9,740	$10,748	$9,891
12/31/2022	$9,512	$10,699	$9,722
1/31/2023	$10,185	$11,028	$10,346
2/28/2023	$9,716	$10,743	$9,855
3/31/2023	$10,176	$11,016	$10,322
4/30/2023	$10,231	$11,083	$10,376
5/31/2023	$9,944	$10,962	$10,086
6/30/2023	$9,966	$10,923	$10,084
7/31/2023	$9,750	$10,915	$9,866
8/31/2023	$9,487	$10,846	$9,590
9/30/2023	$8,793	$10,570	$8,891
10/31/2023	$8,355	$10,403	$8,452
11/30/2023	$9,129	$10,874	$9,226
12/31/2023	$9,891	$11,291	$10,020
1/31/2024	$9,721	$11,260	$9,800
2/29/2024	$9,502	$11,101	$9,576
3/31/2024	$9,625	$11,203	$9,694
4/30/2024	$9,048	$10,920	$9,103
5/31/2024	$9,312	$11,105	$9,363
6/30/2024	$9,445	$11,210	$9,518
7/31/2024	$9,794	$11,472	$9,858
8/31/2024	$9,982	$11,637	$10,059
9/30/2024	$10,180	$11,793	$10,262
10/31/2024	$9,644	$11,500	$9,728
11/30/2024	$9,833	$11,622	$9,905
12/31/2024	$9,297	$11,432	$9,378

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	(6.01%)	(4.92%)	(0.73%)
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
Bloomberg Long-Term Treasury Index	(6.41%)	(5.20%)	(0.64%)

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$422,655
# of Portfolio Holdings	301
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$1,008
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	123.0%
U.S. Government Agencies	17.4%
Non-Agency Mortgage-Backed Securities	4.0%
Asset-Backed Securities	0.5%
Other Investments	0.1%
Short-Term Instruments	36.9%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(82.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.57% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Long-Term U.S. Government Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT0341TSRAR_123124

Advisor Class

PIMCO Long-Term U.S. Government Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$259	2.68%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to performance due to underweight exposure to duration at the back end of the curve, as U.S. Treasury yields rose.

• Out-of-benchmark exposure to broad securitized strategies contributed to performance, as the strategy outperformed like-duration Treasuries.

• Out-of-benchmark exposure to U.S. Treasury Inflation-Protected Securities contributed to performance, as breakeven inflation rates rose.

• There were no other material contributors or detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,872	$10,210	$10,856
2/28/2015	$10,282	$10,114	$10,275
3/31/2015	$10,396	$10,161	$10,396
4/30/2015	$10,084	$10,124	$10,073
5/31/2015	$9,876	$10,100	$9,913
6/30/2015	$9,524	$9,990	$9,533
7/31/2015	$9,919	$10,059	$9,867
8/31/2015	$9,845	$10,045	$9,865
9/30/2015	$10,014	$10,113	$10,017
10/31/2015	$9,979	$10,114	$9,962
11/30/2015	$9,894	$10,088	$9,880
12/31/2015	$9,856	$10,055	$9,879
1/31/2016	$10,360	$10,193	$10,375
2/29/2016	$10,647	$10,266	$10,684
3/31/2016	$10,648	$10,360	$10,684
4/30/2016	$10,594	$10,400	$10,631
5/31/2016	$10,647	$10,402	$10,715
6/30/2016	$11,331	$10,589	$11,373
7/31/2016	$11,551	$10,656	$11,628
8/31/2016	$11,414	$10,644	$11,517
9/30/2016	$11,284	$10,638	$11,332
10/31/2016	$10,819	$10,556	$10,870
11/30/2016	$9,950	$10,307	$10,063
12/31/2016	$9,909	$10,321	$10,010
1/31/2017	$9,976	$10,341	$10,049
2/28/2017	$10,139	$10,411	$10,206
3/31/2017	$10,081	$10,405	$10,149
4/30/2017	$10,254	$10,486	$10,306
5/31/2017	$10,438	$10,567	$10,510
6/30/2017	$10,500	$10,556	$10,552
7/31/2017	$10,447	$10,601	$10,487
8/31/2017	$10,788	$10,696	$10,847
9/30/2017	$10,543	$10,645	$10,612
10/31/2017	$10,535	$10,652	$10,604
11/30/2017	$10,607	$10,638	$10,680
12/31/2017	$10,785	$10,687	$10,864
1/31/2018	$10,434	$10,564	$10,513
2/28/2018	$10,117	$10,464	$10,197
3/31/2018	$10,403	$10,531	$10,506
4/30/2018	$10,175	$10,452	$10,302
5/31/2018	$10,372	$10,527	$10,520
6/30/2018	$10,410	$10,514	$10,538
7/31/2018	$10,270	$10,516	$10,383
8/31/2018	$10,408	$10,584	$10,547
9/30/2018	$10,121	$10,516	$10,235
10/31/2018	$9,844	$10,433	$9,923
11/30/2018	$10,017	$10,495	$10,111
12/31/2018	$10,518	$10,688	$10,664
1/31/2019	$10,581	$10,801	$10,735
2/28/2019	$10,443	$10,795	$10,604
3/31/2019	$10,999	$11,003	$11,161
4/30/2019	$10,783	$11,005	$10,962
5/31/2019	$11,462	$11,201	$11,679
6/30/2019	$11,563	$11,341	$11,835
7/31/2019	$11,591	$11,366	$11,854
8/31/2019	$12,783	$11,661	$13,098
9/30/2019	$12,461	$11,599	$12,772
10/31/2019	$12,331	$11,634	$12,662
11/30/2019	$12,284	$11,628	$12,596
12/31/2019	$11,907	$11,620	$12,245
1/31/2020	$12,758	$11,843	$13,083
2/29/2020	$13,580	$12,056	$13,960
3/31/2020	$14,378	$11,985	$14,805
4/30/2020	$14,587	$12,198	$15,104
5/31/2020	$14,317	$12,255	$14,822
6/30/2020	$14,377	$12,332	$14,841
7/31/2020	$14,977	$12,517	$15,469
8/31/2020	$14,298	$12,416	$14,802
9/30/2020	$14,381	$12,409	$14,859
10/31/2020	$13,891	$12,353	$14,411
11/30/2020	$14,115	$12,475	$14,584
12/31/2020	$13,964	$12,492	$14,413
1/31/2021	$13,544	$12,402	$13,893
2/28/2021	$12,823	$12,223	$13,119
3/31/2021	$12,151	$12,071	$12,465
4/30/2021	$12,444	$12,166	$12,755
5/31/2021	$12,440	$12,206	$12,813
6/30/2021	$12,922	$12,291	$13,271
7/31/2021	$13,372	$12,429	$13,755
8/31/2021	$13,339	$12,405	$13,726
9/30/2021	$12,964	$12,298	$13,333
10/31/2021	$13,191	$12,294	$13,581
11/30/2021	$13,535	$12,331	$13,941
12/31/2021	$13,283	$12,299	$13,743
1/31/2022	$12,815	$12,034	$13,174
2/28/2022	$12,631	$11,900	$12,982
3/31/2022	$12,011	$11,569	$12,289
4/30/2022	$10,987	$11,130	$11,196
5/31/2022	$10,767	$11,202	$10,984
6/30/2022	$10,592	$11,026	$10,822
7/31/2022	$10,883	$11,296	$11,111
8/31/2022	$10,385	$10,977	$10,619
9/30/2022	$9,551	$10,502	$9,780
10/31/2022	$9,014	$10,366	$9,237
11/30/2022	$9,665	$10,748	$9,891
12/31/2022	$9,438	$10,699	$9,722
1/31/2023	$10,105	$11,028	$10,346
2/28/2023	$9,639	$10,743	$9,855
3/31/2023	$10,095	$11,016	$10,322
4/30/2023	$10,148	$11,083	$10,376
5/31/2023	$9,863	$10,962	$10,086
6/30/2023	$9,884	$10,923	$10,084
7/31/2023	$9,668	$10,915	$9,866
8/31/2023	$9,407	$10,846	$9,590
9/30/2023	$8,718	$10,570	$8,891
10/31/2023	$8,283	$10,403	$8,452
11/30/2023	$9,050	$10,874	$9,226
12/31/2023	$9,804	$11,291	$10,020
1/31/2024	$9,635	$11,260	$9,800
2/29/2024	$9,417	$11,101	$9,576
3/31/2024	$9,538	$11,203	$9,694
4/30/2024	$8,965	$10,920	$9,103
5/31/2024	$9,226	$11,105	$9,363
6/30/2024	$9,358	$11,210	$9,518
7/31/2024	$9,702	$11,472	$9,858
8/31/2024	$9,888	$11,637	$10,059
9/30/2024	$10,083	$11,793	$10,262
10/31/2024	$9,551	$11,500	$9,728
11/30/2024	$9,738	$11,622	$9,905
12/31/2024	$9,206	$11,432	$9,378

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	(6.10%)	(5.02%)	(0.82%)
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
Bloomberg Long-Term Treasury Index	(6.41%)	(5.20%)	(0.64%)

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$422,655
# of Portfolio Holdings	301
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$1,008
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	123.0%
U.S. Government Agencies	17.4%
Non-Agency Mortgage-Backed Securities	4.0%
Asset-Backed Securities	0.5%
Other Investments	0.1%
Short-Term Instruments	36.9%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(82.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.57% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Long-Term U.S. Government Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT1957TSRAR_123124

Institutional Class

PIMCO Long-Term U.S. Government Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$235	2.43%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to performance due to underweight exposure to duration at the back end of the curve, as U.S. Treasury yields rose.

• Out-of-benchmark exposure to broad securitized strategies contributed to performance, as the strategy outperformed like-duration Treasuries.

• Out-of-benchmark exposure to U.S. Treasury Inflation-Protected Securities contributed to performance, as breakeven inflation rates rose.

• There were no other material contributors or detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,871	$10,210	$10,856
2/28/2015	$10,280	$10,114	$10,275
3/31/2015	$10,397	$10,161	$10,396
4/30/2015	$10,087	$10,124	$10,073
5/31/2015	$9,880	$10,100	$9,913
6/30/2015	$9,531	$9,990	$9,533
7/31/2015	$9,928	$10,059	$9,867
8/31/2015	$9,856	$10,045	$9,865
9/30/2015	$10,027	$10,113	$10,017
10/31/2015	$9,995	$10,114	$9,962
11/30/2015	$9,913	$10,088	$9,880
12/31/2015	$9,875	$10,055	$9,879
1/31/2016	$10,383	$10,193	$10,375
2/29/2016	$10,672	$10,266	$10,684
3/31/2016	$10,675	$10,360	$10,684
4/30/2016	$10,626	$10,400	$10,631
5/31/2016	$10,682	$10,402	$10,715
6/30/2016	$11,370	$10,589	$11,373
7/31/2016	$11,595	$10,656	$11,628
8/31/2016	$11,459	$10,644	$11,517
9/30/2016	$11,331	$10,638	$11,332
10/31/2016	$10,866	$10,556	$10,870
11/30/2016	$9,996	$10,307	$10,063
12/31/2016	$9,956	$10,321	$10,010
1/31/2017	$10,026	$10,341	$10,049
2/28/2017	$10,192	$10,411	$10,206
3/31/2017	$10,136	$10,405	$10,149
4/30/2017	$10,312	$10,486	$10,306
5/31/2017	$10,499	$10,567	$10,510
6/30/2017	$10,564	$10,556	$10,552
7/31/2017	$10,513	$10,601	$10,487
8/31/2017	$10,858	$10,696	$10,847
9/30/2017	$10,614	$10,645	$10,612
10/31/2017	$10,608	$10,652	$10,604
11/30/2017	$10,682	$10,638	$10,680
12/31/2017	$10,864	$10,687	$10,864
1/31/2018	$10,513	$10,564	$10,513
2/28/2018	$10,195	$10,464	$10,197
3/31/2018	$10,486	$10,531	$10,506
4/30/2018	$10,257	$10,452	$10,302
5/31/2018	$10,459	$10,527	$10,520
6/30/2018	$10,499	$10,514	$10,538
7/31/2018	$10,360	$10,516	$10,383
8/31/2018	$10,501	$10,584	$10,547
9/30/2018	$10,214	$10,516	$10,235
10/31/2018	$9,937	$10,433	$9,923
11/30/2018	$10,113	$10,495	$10,111
12/31/2018	$10,621	$10,688	$10,664
1/31/2019	$10,687	$10,801	$10,735
2/28/2019	$10,550	$10,795	$10,604
3/31/2019	$11,114	$11,003	$11,161
4/30/2019	$10,898	$11,005	$10,962
5/31/2019	$11,587	$11,201	$11,679
6/30/2019	$11,691	$11,341	$11,835
7/31/2019	$11,722	$11,366	$11,854
8/31/2019	$12,930	$11,661	$13,098
9/30/2019	$12,606	$11,599	$12,772
10/31/2019	$12,478	$11,634	$12,662
11/30/2019	$12,433	$11,628	$12,596
12/31/2019	$12,054	$11,620	$12,245
1/31/2020	$12,918	$11,843	$13,083
2/29/2020	$13,753	$12,056	$13,960
3/31/2020	$14,564	$11,985	$14,805
4/30/2020	$14,778	$12,198	$15,104
5/31/2020	$14,508	$12,255	$14,822
6/30/2020	$14,571	$12,332	$14,841
7/31/2020	$15,183	$12,517	$15,469
8/31/2020	$14,498	$12,416	$14,802
9/30/2020	$14,585	$12,409	$14,859
10/31/2020	$14,091	$12,353	$14,411
11/30/2020	$14,322	$12,475	$14,584
12/31/2020	$14,171	$12,492	$14,413
1/31/2021	$13,748	$12,402	$13,893
2/28/2021	$13,018	$12,223	$13,119
3/31/2021	$12,339	$12,071	$12,465
4/30/2021	$12,639	$12,166	$12,755
5/31/2021	$12,637	$12,206	$12,813
6/30/2021	$13,130	$12,291	$13,271
7/31/2021	$13,590	$12,429	$13,755
8/31/2021	$13,559	$12,405	$13,726
9/30/2021	$13,181	$12,298	$13,333
10/31/2021	$13,414	$12,294	$13,581
11/30/2021	$13,767	$12,331	$13,941
12/31/2021	$13,514	$12,299	$13,743
1/31/2022	$13,040	$12,034	$13,174
2/28/2022	$12,856	$11,900	$12,982
3/31/2022	$12,228	$11,569	$12,289
4/30/2022	$11,187	$11,130	$11,196
5/31/2022	$10,965	$11,202	$10,984
6/30/2022	$10,790	$11,026	$10,822
7/31/2022	$11,088	$11,296	$11,111
8/31/2022	$10,583	$10,977	$10,619
9/30/2022	$9,736	$10,502	$9,780
10/31/2022	$9,189	$10,366	$9,237
11/30/2022	$9,856	$10,748	$9,891
12/31/2022	$9,626	$10,699	$9,722
1/31/2023	$10,308	$11,028	$10,346
2/28/2023	$9,834	$10,743	$9,855
3/31/2023	$10,302	$11,016	$10,322
4/30/2023	$10,358	$11,083	$10,376
5/31/2023	$10,069	$10,962	$10,086
6/30/2023	$10,093	$10,923	$10,084
7/31/2023	$9,875	$10,915	$9,866
8/31/2023	$9,610	$10,846	$9,590
9/30/2023	$8,908	$10,570	$8,891
10/31/2023	$8,466	$10,403	$8,452
11/30/2023	$9,251	$10,874	$9,226
12/31/2023	$10,025	$11,291	$10,020
1/31/2024	$9,853	$11,260	$9,800
2/29/2024	$9,632	$11,101	$9,576
3/31/2024	$9,758	$11,203	$9,694
4/30/2024	$9,174	$10,920	$9,103
5/31/2024	$9,443	$11,105	$9,363
6/30/2024	$9,580	$11,210	$9,518
7/31/2024	$9,934	$11,472	$9,858
8/31/2024	$10,127	$11,637	$10,059
9/30/2024	$10,329	$11,793	$10,262
10/31/2024	$9,786	$11,500	$9,728
11/30/2024	$9,980	$11,622	$9,905
12/31/2024	$9,436	$11,432	$9,378

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(5.87%)	(4.78%)	(0.58%)
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
Bloomberg Long-Term Treasury Index	(6.41%)	(5.20%)	(0.64%)

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$422,655
# of Portfolio Holdings	301
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$1,008
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	123.0%
U.S. Government Agencies	17.4%
Non-Agency Mortgage-Backed Securities	4.0%
Asset-Backed Securities	0.5%
Other Investments	0.1%
Short-Term Instruments	36.9%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(82.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.57% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Long-Term U.S. Government Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT0596TSRAR_123124

Administrative Class

PIMCO Low Duration Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$69	0.67%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Selection within agency mortgage-backed securities ("MBS") contributed to relative performance, due to contributions from income.

• Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

• Overweight exposure to commercial MBS contributed to relative performance, as short-term commercial MBS had positive returns.

• United Kingdom duration strategies, specifically long exposure at the 5-year part of the curve, detracted from relative performance, as interest rates rose.

• A long bias to the Japanese yen versus the U.S. dollar detracted from relative performance, as the Japanese yen depreciated.

• There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,044	$10,210	$10,051
2/28/2015	$10,087	$10,114	$10,029
3/31/2015	$10,083	$10,161	$10,052
4/30/2015	$10,076	$10,124	$10,057
5/31/2015	$10,082	$10,100	$10,064
6/30/2015	$10,072	$9,990	$10,067
7/31/2015	$10,077	$10,059	$10,072
8/31/2015	$10,040	$10,045	$10,068
9/30/2015	$10,008	$10,113	$10,098
10/31/2015	$10,059	$10,114	$10,088
11/30/2015	$10,059	$10,088	$10,064
12/31/2015	$10,031	$10,055	$10,054
1/31/2016	$10,049	$10,193	$10,115
2/29/2016	$9,999	$10,266	$10,127
3/31/2016	$10,072	$10,360	$10,145
4/30/2016	$10,104	$10,400	$10,148
5/31/2016	$10,110	$10,402	$10,137
6/30/2016	$10,127	$10,589	$10,198
7/31/2016	$10,134	$10,656	$10,192
8/31/2016	$10,148	$10,644	$10,175
9/30/2016	$10,182	$10,638	$10,187
10/31/2016	$10,183	$10,556	$10,180
11/30/2016	$10,119	$10,307	$10,140
12/31/2016	$10,172	$10,321	$10,143
1/31/2017	$10,182	$10,341	$10,156
2/28/2017	$10,204	$10,411	$10,166
3/31/2017	$10,200	$10,405	$10,169
4/30/2017	$10,223	$10,486	$10,184
5/31/2017	$10,235	$10,567	$10,195
6/30/2017	$10,237	$10,556	$10,187
7/31/2017	$10,276	$10,601	$10,209
8/31/2017	$10,317	$10,696	$10,228
9/30/2017	$10,319	$10,645	$10,211
10/31/2017	$10,309	$10,652	$10,205
11/30/2017	$10,299	$10,638	$10,185
12/31/2017	$10,309	$10,687	$10,186
1/31/2018	$10,288	$10,564	$10,157
2/28/2018	$10,279	$10,464	$10,153
3/31/2018	$10,292	$10,531	$10,173
4/30/2018	$10,255	$10,452	$10,157
5/31/2018	$10,271	$10,527	$10,194
6/30/2018	$10,267	$10,514	$10,195
7/31/2018	$10,294	$10,516	$10,195
8/31/2018	$10,281	$10,584	$10,227
9/30/2018	$10,298	$10,516	$10,215
10/31/2018	$10,305	$10,433	$10,231
11/30/2018	$10,318	$10,495	$10,266
12/31/2018	$10,344	$10,688	$10,347
1/31/2019	$10,409	$10,801	$10,375
2/28/2019	$10,443	$10,795	$10,385
3/31/2019	$10,478	$11,003	$10,449
4/30/2019	$10,505	$11,005	$10,470
5/31/2019	$10,587	$11,201	$10,544
6/30/2019	$10,638	$11,341	$10,599
7/31/2019	$10,622	$11,366	$10,587
8/31/2019	$10,729	$11,661	$10,672
9/30/2019	$10,740	$11,599	$10,660
10/31/2019	$10,759	$11,634	$10,695
11/30/2019	$10,738	$11,628	$10,692
12/31/2019	$10,761	$11,620	$10,715
1/31/2020	$10,852	$11,843	$10,773
2/29/2020	$10,899	$12,056	$10,866
3/31/2020	$10,761	$11,985	$11,015
4/30/2020	$10,871	$12,198	$11,020
5/31/2020	$10,935	$12,255	$11,027
6/30/2020	$10,988	$12,332	$11,030
7/31/2020	$11,007	$12,517	$11,041
8/31/2020	$11,046	$12,416	$11,039
9/30/2020	$11,042	$12,409	$11,042
10/31/2020	$11,039	$12,353	$11,037
11/30/2020	$11,066	$12,475	$11,042
12/31/2020	$11,083	$12,492	$11,047
1/31/2021	$11,097	$12,402	$11,049
2/28/2021	$11,091	$12,223	$11,040
3/31/2021	$11,073	$12,071	$11,042
4/30/2021	$11,088	$12,166	$11,047
5/31/2021	$11,103	$12,206	$11,055
6/30/2021	$11,064	$12,291	$11,038
7/31/2021	$11,079	$12,429	$11,057
8/31/2021	$11,073	$12,405	$11,056
9/30/2021	$11,079	$12,298	$11,045
10/31/2021	$11,021	$12,294	$11,011
11/30/2021	$10,995	$12,331	$11,013
12/31/2021	$10,980	$12,299	$10,986
1/31/2022	$10,889	$12,034	$10,914
2/28/2022	$10,820	$11,900	$10,873
3/31/2022	$10,623	$11,569	$10,728
4/30/2022	$10,524	$11,130	$10,677
5/31/2022	$10,589	$11,202	$10,736
6/30/2022	$10,449	$11,026	$10,674
7/31/2022	$10,494	$11,296	$10,710
8/31/2022	$10,435	$10,977	$10,633
9/30/2022	$10,292	$10,502	$10,508
10/31/2022	$10,225	$10,366	$10,497
11/30/2022	$10,314	$10,748	$10,563
12/31/2022	$10,350	$10,699	$10,585
1/31/2023	$10,463	$11,028	$10,658
2/28/2023	$10,370	$10,743	$10,581
3/31/2023	$10,510	$11,016	$10,749
4/30/2023	$10,539	$11,083	$10,777
5/31/2023	$10,505	$10,962	$10,740
6/30/2023	$10,449	$10,923	$10,688
7/31/2023	$10,511	$10,915	$10,726
8/31/2023	$10,566	$10,846	$10,768
9/30/2023	$10,557	$10,570	$10,767
10/31/2023	$10,590	$10,403	$10,804
11/30/2023	$10,727	$10,874	$10,913
12/31/2023	$10,864	$11,291	$11,035
1/31/2024	$10,920	$11,260	$11,078
2/29/2024	$10,886	$11,101	$11,032
3/31/2024	$10,923	$11,203	$11,068
4/30/2024	$10,879	$10,920	$11,032
5/31/2024	$10,964	$11,105	$11,108
6/30/2024	$11,022	$11,210	$11,172
7/31/2024	$11,153	$11,472	$11,300
8/31/2024	$11,251	$11,637	$11,401
9/30/2024	$11,356	$11,793	$11,493
10/31/2024	$11,277	$11,500	$11,426
11/30/2024	$11,327	$11,622	$11,459
12/31/2024	$11,353	$11,432	$11,486

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.50%	1.08%	1.28%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
ICE BofA 1-3 Year U.S. Treasury Index	4.08%	1.40%	1.40%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,383,869
# of Portfolio Holdings	522
Portfolio Turnover Rate	299%
Total Net Advisory Fees Paid During the Reporting Period	$3,517
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.0%
U.S. Treasury Obligations	22.3%
Corporate Bonds & Notes	16.7%
Asset-Backed Securities	10.7%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	2.1%
Short-Term Instruments	9.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Low Duration Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT0340TSRAR_123124

Advisor Class

PIMCO Low Duration Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$79	0.77%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Selection within agency mortgage-backed securities ("MBS") contributed to relative performance, due to contributions from income.

• Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

• Overweight exposure to commercial MBS contributed to relative performance, as short-term commercial MBS had positive returns.

• United Kingdom duration strategies, specifically long exposure at the 5-year part of the curve, detracted from relative performance, as interest rates rose.

• A long bias to the Japanese yen versus the U.S. dollar detracted from relative performance, as the Japanese yen depreciated.

• There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,043	$10,210	$10,051
2/28/2015	$10,085	$10,114	$10,029
3/31/2015	$10,081	$10,161	$10,052
4/30/2015	$10,073	$10,124	$10,057
5/31/2015	$10,078	$10,100	$10,064
6/30/2015	$10,067	$9,990	$10,067
7/31/2015	$10,071	$10,059	$10,072
8/31/2015	$10,033	$10,045	$10,068
9/30/2015	$10,000	$10,113	$10,098
10/31/2015	$10,050	$10,114	$10,088
11/30/2015	$10,050	$10,088	$10,064
12/31/2015	$10,021	$10,055	$10,054
1/31/2016	$10,038	$10,193	$10,115
2/29/2016	$9,988	$10,266	$10,127
3/31/2016	$10,060	$10,360	$10,145
4/30/2016	$10,090	$10,400	$10,148
5/31/2016	$10,096	$10,402	$10,137
6/30/2016	$10,112	$10,589	$10,198
7/31/2016	$10,118	$10,656	$10,192
8/31/2016	$10,131	$10,644	$10,175
9/30/2016	$10,164	$10,638	$10,187
10/31/2016	$10,164	$10,556	$10,180
11/30/2016	$10,100	$10,307	$10,140
12/31/2016	$10,152	$10,321	$10,143
1/31/2017	$10,160	$10,341	$10,156
2/28/2017	$10,182	$10,411	$10,166
3/31/2017	$10,177	$10,405	$10,169
4/30/2017	$10,199	$10,486	$10,184
5/31/2017	$10,210	$10,567	$10,195
6/30/2017	$10,211	$10,556	$10,187
7/31/2017	$10,250	$10,601	$10,209
8/31/2017	$10,290	$10,696	$10,228
9/30/2017	$10,290	$10,645	$10,211
10/31/2017	$10,280	$10,652	$10,205
11/30/2017	$10,269	$10,638	$10,185
12/31/2017	$10,278	$10,687	$10,186
1/31/2018	$10,257	$10,564	$10,157
2/28/2018	$10,246	$10,464	$10,153
3/31/2018	$10,258	$10,531	$10,173
4/30/2018	$10,221	$10,452	$10,157
5/31/2018	$10,237	$10,527	$10,194
6/30/2018	$10,231	$10,514	$10,195
7/31/2018	$10,257	$10,516	$10,195
8/31/2018	$10,244	$10,584	$10,227
9/30/2018	$10,259	$10,516	$10,215
10/31/2018	$10,266	$10,433	$10,231
11/30/2018	$10,277	$10,495	$10,266
12/31/2018	$10,303	$10,688	$10,347
1/31/2019	$10,367	$10,801	$10,375
2/28/2019	$10,399	$10,795	$10,385
3/31/2019	$10,434	$11,003	$10,449
4/30/2019	$10,460	$11,005	$10,470
5/31/2019	$10,541	$11,201	$10,544
6/30/2019	$10,590	$11,341	$10,599
7/31/2019	$10,574	$11,366	$10,587
8/31/2019	$10,679	$11,661	$10,672
9/30/2019	$10,689	$11,599	$10,660
10/31/2019	$10,707	$11,634	$10,695
11/30/2019	$10,686	$11,628	$10,692
12/31/2019	$10,707	$11,620	$10,715
1/31/2020	$10,797	$11,843	$10,773
2/29/2020	$10,843	$12,056	$10,866
3/31/2020	$10,705	$11,985	$11,015
4/30/2020	$10,813	$12,198	$11,020
5/31/2020	$10,877	$12,255	$11,027
6/30/2020	$10,928	$12,332	$11,030
7/31/2020	$10,946	$12,517	$11,041
8/31/2020	$10,983	$12,416	$11,039
9/30/2020	$10,979	$12,409	$11,042
10/31/2020	$10,975	$12,353	$11,037
11/30/2020	$11,001	$12,475	$11,042
12/31/2020	$11,016	$12,492	$11,047
1/31/2021	$11,030	$12,402	$11,049
2/28/2021	$11,023	$12,223	$11,040
3/31/2021	$11,005	$12,071	$11,042
4/30/2021	$11,019	$12,166	$11,047
5/31/2021	$11,032	$12,206	$11,055
6/30/2021	$10,992	$12,291	$11,038
7/31/2021	$11,006	$12,429	$11,057
8/31/2021	$10,999	$12,405	$11,056
9/30/2021	$11,005	$12,298	$11,045
10/31/2021	$10,946	$12,294	$11,011
11/30/2021	$10,919	$12,331	$11,013
12/31/2021	$10,903	$12,299	$10,986
1/31/2022	$10,812	$12,034	$10,914
2/28/2022	$10,743	$11,900	$10,873
3/31/2022	$10,546	$11,569	$10,728
4/30/2022	$10,448	$11,130	$10,677
5/31/2022	$10,511	$11,202	$10,736
6/30/2022	$10,371	$11,026	$10,674
7/31/2022	$10,415	$11,296	$10,710
8/31/2022	$10,355	$10,977	$10,633
9/30/2022	$10,212	$10,502	$10,508
10/31/2022	$10,145	$10,366	$10,497
11/30/2022	$10,233	$10,748	$10,563
12/31/2022	$10,267	$10,699	$10,585
1/31/2023	$10,379	$11,028	$10,658
2/28/2023	$10,286	$10,743	$10,581
3/31/2023	$10,424	$11,016	$10,749
4/30/2023	$10,452	$11,083	$10,777
5/31/2023	$10,417	$10,962	$10,740
6/30/2023	$10,360	$10,923	$10,688
7/31/2023	$10,421	$10,915	$10,726
8/31/2023	$10,475	$10,846	$10,768
9/30/2023	$10,465	$10,570	$10,767
10/31/2023	$10,497	$10,403	$10,804
11/30/2023	$10,632	$10,874	$10,913
12/31/2023	$10,767	$11,291	$11,035
1/31/2024	$10,822	$11,260	$11,078
2/29/2024	$10,787	$11,101	$11,032
3/31/2024	$10,822	$11,203	$11,068
4/30/2024	$10,778	$10,920	$11,032
5/31/2024	$10,861	$11,105	$11,108
6/30/2024	$10,918	$11,210	$11,172
7/31/2024	$11,047	$11,472	$11,300
8/31/2024	$11,142	$11,637	$11,401
9/30/2024	$11,246	$11,793	$11,493
10/31/2024	$11,167	$11,500	$11,426
11/30/2024	$11,215	$11,622	$11,459
12/31/2024	$11,240	$11,432	$11,486

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	4.39%	0.98%	1.18%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
ICE BofA 1-3 Year U.S. Treasury Index	4.08%	1.40%	1.40%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,383,869
# of Portfolio Holdings	522
Portfolio Turnover Rate	299%
Total Net Advisory Fees Paid During the Reporting Period	$3,517
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.0%
U.S. Treasury Obligations	22.3%
Corporate Bonds & Notes	16.7%
Asset-Backed Securities	10.7%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	2.1%
Short-Term Instruments	9.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Low Duration Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT1879TSRAR_123124

Institutional Class

PIMCO Low Duration Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.52%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Selection within agency mortgage-backed securities ("MBS") contributed to relative performance, due to contributions from income.

• Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

• Overweight exposure to commercial MBS contributed to relative performance, as short-term commercial MBS had positive returns.

• United Kingdom duration strategies, specifically long exposure at the 5-year part of the curve, detracted from relative performance, as interest rates rose.

• A long bias to the Japanese yen versus the U.S. dollar detracted from relative performance, as the Japanese yen depreciated.

• There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,045	$10,210	$10,051
2/28/2015	$10,089	$10,114	$10,029
3/31/2015	$10,087	$10,161	$10,052
4/30/2015	$10,081	$10,124	$10,057
5/31/2015	$10,088	$10,100	$10,064
6/30/2015	$10,079	$9,990	$10,067
7/31/2015	$10,086	$10,059	$10,072
8/31/2015	$10,050	$10,045	$10,068
9/30/2015	$10,019	$10,113	$10,098
10/31/2015	$10,071	$10,114	$10,088
11/30/2015	$10,073	$10,088	$10,064
12/31/2015	$10,046	$10,055	$10,054
1/31/2016	$10,065	$10,193	$10,115
2/29/2016	$10,016	$10,266	$10,127
3/31/2016	$10,091	$10,360	$10,145
4/30/2016	$10,124	$10,400	$10,148
5/31/2016	$10,132	$10,402	$10,137
6/30/2016	$10,150	$10,589	$10,198
7/31/2016	$10,158	$10,656	$10,192
8/31/2016	$10,173	$10,644	$10,175
9/30/2016	$10,209	$10,638	$10,187
10/31/2016	$10,211	$10,556	$10,180
11/30/2016	$10,148	$10,307	$10,140
12/31/2016	$10,202	$10,321	$10,143
1/31/2017	$10,213	$10,341	$10,156
2/28/2017	$10,237	$10,411	$10,166
3/31/2017	$10,234	$10,405	$10,169
4/30/2017	$10,259	$10,486	$10,184
5/31/2017	$10,272	$10,567	$10,195
6/30/2017	$10,275	$10,556	$10,187
7/31/2017	$10,316	$10,601	$10,209
8/31/2017	$10,358	$10,696	$10,228
9/30/2017	$10,361	$10,645	$10,211
10/31/2017	$10,353	$10,652	$10,205
11/30/2017	$10,344	$10,638	$10,185
12/31/2017	$10,355	$10,687	$10,186
1/31/2018	$10,336	$10,564	$10,157
2/28/2018	$10,327	$10,464	$10,153
3/31/2018	$10,342	$10,531	$10,173
4/30/2018	$10,306	$10,452	$10,157
5/31/2018	$10,324	$10,527	$10,194
6/30/2018	$10,321	$10,514	$10,195
7/31/2018	$10,349	$10,516	$10,195
8/31/2018	$10,338	$10,584	$10,227
9/30/2018	$10,356	$10,516	$10,215
10/31/2018	$10,364	$10,433	$10,231
11/30/2018	$10,378	$10,495	$10,266
12/31/2018	$10,407	$10,688	$10,347
1/31/2019	$10,473	$10,801	$10,375
2/28/2019	$10,508	$10,795	$10,385
3/31/2019	$10,545	$11,003	$10,449
4/30/2019	$10,573	$11,005	$10,470
5/31/2019	$10,658	$11,201	$10,544
6/30/2019	$10,710	$11,341	$10,599
7/31/2019	$10,695	$11,366	$10,587
8/31/2019	$10,804	$11,661	$10,672
9/30/2019	$10,816	$11,599	$10,660
10/31/2019	$10,837	$11,634	$10,695
11/30/2019	$10,817	$11,628	$10,692
12/31/2019	$10,842	$11,620	$10,715
1/31/2020	$10,935	$11,843	$10,773
2/29/2020	$10,983	$12,056	$10,866
3/31/2020	$10,846	$11,985	$11,015
4/30/2020	$10,958	$12,198	$11,020
5/31/2020	$11,024	$12,255	$11,027
6/30/2020	$11,079	$12,332	$11,030
7/31/2020	$11,099	$12,517	$11,041
8/31/2020	$11,140	$12,416	$11,039
9/30/2020	$11,138	$12,409	$11,042
10/31/2020	$11,136	$12,353	$11,037
11/30/2020	$11,164	$12,475	$11,042
12/31/2020	$11,183	$12,492	$11,047
1/31/2021	$11,199	$12,402	$11,049
2/28/2021	$11,194	$12,223	$11,040
3/31/2021	$11,177	$12,071	$11,042
4/30/2021	$11,194	$12,166	$11,047
5/31/2021	$11,210	$12,206	$11,055
6/30/2021	$11,172	$12,291	$11,038
7/31/2021	$11,188	$12,429	$11,057
8/31/2021	$11,184	$12,405	$11,056
9/30/2021	$11,191	$12,298	$11,045
10/31/2021	$11,134	$12,294	$11,011
11/30/2021	$11,109	$12,331	$11,013
12/31/2021	$11,096	$12,299	$10,986
1/31/2022	$11,005	$12,034	$10,914
2/28/2022	$10,937	$11,900	$10,873
3/31/2022	$10,738	$11,569	$10,728
4/30/2022	$10,641	$11,130	$10,677
5/31/2022	$10,707	$11,202	$10,736
6/30/2022	$10,567	$11,026	$10,674
7/31/2022	$10,614	$11,296	$10,710
8/31/2022	$10,555	$10,977	$10,633
9/30/2022	$10,412	$10,502	$10,508
10/31/2022	$10,345	$10,366	$10,497
11/30/2022	$10,437	$10,748	$10,563
12/31/2022	$10,474	$10,699	$10,585
1/31/2023	$10,591	$11,028	$10,658
2/28/2023	$10,497	$10,743	$10,581
3/31/2023	$10,641	$11,016	$10,749
4/30/2023	$10,671	$11,083	$10,777
5/31/2023	$10,638	$10,962	$10,740
6/30/2023	$10,583	$10,923	$10,688
7/31/2023	$10,647	$10,915	$10,726
8/31/2023	$10,704	$10,846	$10,768
9/30/2023	$10,697	$10,570	$10,767
10/31/2023	$10,731	$10,403	$10,804
11/30/2023	$10,871	$10,874	$10,913
12/31/2023	$11,012	$11,291	$11,035
1/31/2024	$11,070	$11,260	$11,078
2/29/2024	$11,036	$11,101	$11,032
3/31/2024	$11,075	$11,203	$11,068
4/30/2024	$11,032	$10,920	$11,032
5/31/2024	$11,120	$11,105	$11,108
6/30/2024	$11,180	$11,210	$11,172
7/31/2024	$11,315	$11,472	$11,300
8/31/2024	$11,415	$11,637	$11,401
9/30/2024	$11,523	$11,793	$11,493
10/31/2024	$11,444	$11,500	$11,426
11/30/2024	$11,496	$11,622	$11,459
12/31/2024	$11,524	$11,432	$11,486

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.65%	1.23%	1.43%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
ICE BofA 1-3 Year U.S. Treasury Index	4.08%	1.40%	1.40%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,383,869
# of Portfolio Holdings	522
Portfolio Turnover Rate	299%
Total Net Advisory Fees Paid During the Reporting Period	$3,517
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.0%
U.S. Treasury Obligations	22.3%
Corporate Bonds & Notes	16.7%
Asset-Backed Securities	10.7%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	2.1%
Short-Term Instruments	9.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Low Duration Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT0599TSRAR_123124

Administrative Class

PIMCO Real Return Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$108	1.07%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Duration strategies in Europe, including exposure to eurozone interest rate swap spreads, contributed to relative performance, as eurozone swap spreads tightened.

• Exposure to securitized assets, including collateralized loan obligations, non-agency residential mortgage-backed securities and U.S. agency mortgage-backed securities, contributed to relative performance, as spreads broadly tightened across these sectors.

• Breakeven inflation ("BEI") strategies, including overweight exposure to U.S. BEI, contributed to relative performance, as U.S. BEI rose.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly moved higher.

• Long exposure to U.K. interest rates, particularly in the forth quarter of 2024, detracted from relative performance, as U.K. interest rates broadly moved higher over that period.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,352	$10,210	$10,315
2/28/2015	$10,267	$10,114	$10,191
3/31/2015	$10,174	$10,161	$10,142
4/30/2015	$10,214	$10,124	$10,217
5/31/2015	$10,090	$10,100	$10,133
6/30/2015	$10,005	$9,990	$10,034
7/31/2015	$10,063	$10,059	$10,055
8/31/2015	$9,914	$10,045	$9,978
9/30/2015	$9,808	$10,113	$9,920
10/31/2015	$9,872	$10,114	$9,945
11/30/2015	$9,841	$10,088	$9,935
12/31/2015	$9,730	$10,055	$9,856
1/31/2016	$9,844	$10,193	$10,003
2/29/2016	$9,886	$10,266	$10,114
3/31/2016	$10,140	$10,360	$10,296
4/30/2016	$10,191	$10,400	$10,331
5/31/2016	$10,106	$10,402	$10,258
6/30/2016	$10,327	$10,589	$10,471
7/31/2016	$10,414	$10,656	$10,562
8/31/2016	$10,378	$10,644	$10,515
9/30/2016	$10,472	$10,638	$10,572
10/31/2016	$10,433	$10,556	$10,530
11/30/2016	$10,235	$10,307	$10,328
12/31/2016	$10,235	$10,321	$10,318
1/31/2017	$10,345	$10,341	$10,405
2/28/2017	$10,395	$10,411	$10,454
3/31/2017	$10,417	$10,405	$10,448
4/30/2017	$10,465	$10,486	$10,510
5/31/2017	$10,462	$10,567	$10,505
6/30/2017	$10,370	$10,556	$10,406
7/31/2017	$10,424	$10,601	$10,452
8/31/2017	$10,521	$10,696	$10,563
9/30/2017	$10,471	$10,645	$10,496
10/31/2017	$10,500	$10,652	$10,518
11/30/2017	$10,513	$10,638	$10,532
12/31/2017	$10,609	$10,687	$10,628
1/31/2018	$10,524	$10,564	$10,537
2/28/2018	$10,423	$10,464	$10,435
3/31/2018	$10,503	$10,531	$10,544
4/30/2018	$10,505	$10,452	$10,538
5/31/2018	$10,513	$10,527	$10,583
6/30/2018	$10,572	$10,514	$10,625
7/31/2018	$10,544	$10,516	$10,574
8/31/2018	$10,580	$10,584	$10,651
9/30/2018	$10,493	$10,516	$10,538
10/31/2018	$10,317	$10,433	$10,387
11/30/2018	$10,349	$10,495	$10,437
12/31/2018	$10,375	$10,688	$10,494
1/31/2019	$10,559	$10,801	$10,635
2/28/2019	$10,551	$10,795	$10,634
3/31/2019	$10,745	$11,003	$10,829
4/30/2019	$10,781	$11,005	$10,865
5/31/2019	$10,962	$11,201	$11,045
6/30/2019	$11,032	$11,341	$11,139
7/31/2019	$11,065	$11,366	$11,179
8/31/2019	$11,263	$11,661	$11,445
9/30/2019	$11,154	$11,599	$11,289
10/31/2019	$11,157	$11,634	$11,318
11/30/2019	$11,190	$11,628	$11,335
12/31/2019	$11,250	$11,620	$11,378
1/31/2020	$11,502	$11,843	$11,617
2/29/2020	$11,592	$12,056	$11,778
3/31/2020	$11,319	$11,985	$11,571
4/30/2020	$11,680	$12,198	$11,893
5/31/2020	$11,753	$12,255	$11,929
6/30/2020	$11,918	$12,332	$12,062
7/31/2020	$12,224	$12,517	$12,339
8/31/2020	$12,360	$12,416	$12,474
9/30/2020	$12,314	$12,409	$12,428
10/31/2020	$12,242	$12,353	$12,347
11/30/2020	$12,400	$12,475	$12,486
12/31/2020	$12,568	$12,492	$12,629
1/31/2021	$12,632	$12,402	$12,671
2/28/2021	$12,408	$12,223	$12,467
3/31/2021	$12,391	$12,071	$12,443
4/30/2021	$12,579	$12,166	$12,617
5/31/2021	$12,734	$12,206	$12,770
6/30/2021	$12,792	$12,291	$12,847
7/31/2021	$13,116	$12,429	$13,190
8/31/2021	$13,090	$12,405	$13,167
9/30/2021	$12,991	$12,298	$13,073
10/31/2021	$13,088	$12,294	$13,221
11/30/2021	$13,203	$12,331	$13,339
12/31/2021	$13,270	$12,299	$13,381
1/31/2022	$12,968	$12,034	$13,111
2/28/2022	$13,076	$11,900	$13,223
3/31/2022	$12,875	$11,569	$12,977
4/30/2022	$12,607	$11,130	$12,712
5/31/2022	$12,469	$11,202	$12,585
6/30/2022	$12,041	$11,026	$12,187
7/31/2022	$12,582	$11,296	$12,718
8/31/2022	$12,250	$10,977	$12,380
9/30/2022	$11,418	$10,502	$11,560
10/31/2022	$11,580	$10,366	$11,704
11/30/2022	$11,785	$10,748	$11,918
12/31/2022	$11,690	$10,699	$11,796
1/31/2023	$11,904	$11,028	$12,012
2/28/2023	$11,733	$10,743	$11,848
3/31/2023	$12,047	$11,016	$12,190
4/30/2023	$12,060	$11,083	$12,203
5/31/2023	$11,900	$10,962	$12,057
6/30/2023	$11,876	$10,923	$12,017
7/31/2023	$11,905	$10,915	$12,032
8/31/2023	$11,805	$10,846	$11,924
9/30/2023	$11,599	$10,570	$11,704
10/31/2023	$11,502	$10,403	$11,620
11/30/2023	$11,824	$10,874	$11,934
12/31/2023	$12,119	$11,291	$12,256
1/31/2024	$12,174	$11,260	$12,277
2/29/2024	$12,049	$11,101	$12,146
3/31/2024	$12,138	$11,203	$12,246
4/30/2024	$11,943	$10,920	$12,039
5/31/2024	$12,153	$11,105	$12,246
6/30/2024	$12,240	$11,210	$12,342
7/31/2024	$12,481	$11,472	$12,562
8/31/2024	$12,586	$11,637	$12,661
9/30/2024	$12,772	$11,793	$12,851
10/31/2024	$12,505	$11,500	$12,620
11/30/2024	$12,587	$11,622	$12,681
12/31/2024	$12,377	$11,432	$12,481

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	2.13%	1.93%	2.16%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. TIPS Index	1.84%	1.87%	2.24%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,380,259
# of Portfolio Holdings	534
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$3,559
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	92.3%
U.S. Government Agencies	14.8%
Asset-Backed Securities	8.1%
Sovereign Issues	7.1%
Non-Agency Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	47.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(70.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.23% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Real Return Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT0343TSRAR_123124

Advisor Class

PIMCO Real Return Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$118	1.17%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Duration strategies in Europe, including exposure to eurozone interest rate swap spreads, contributed to relative performance, as eurozone swap spreads tightened.

• Exposure to securitized assets, including collateralized loan obligations, non-agency residential mortgage-backed securities and U.S. agency mortgage-backed securities, contributed to relative performance, as spreads broadly tightened across these sectors.

• Breakeven inflation ("BEI") strategies, including overweight exposure to U.S. BEI, contributed to relative performance, as U.S. BEI rose.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly moved higher.

• Long exposure to U.K. interest rates, particularly in the forth quarter of 2024, detracted from relative performance, as U.K. interest rates broadly moved higher over that period.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,351	$10,210	$10,315
2/28/2015	$10,265	$10,114	$10,191
3/31/2015	$10,172	$10,161	$10,142
4/30/2015	$10,211	$10,124	$10,217
5/31/2015	$10,086	$10,100	$10,133
6/30/2015	$10,000	$9,990	$10,034
7/31/2015	$10,057	$10,059	$10,055
8/31/2015	$9,908	$10,045	$9,978
9/30/2015	$9,800	$10,113	$9,920
10/31/2015	$9,863	$10,114	$9,945
11/30/2015	$9,832	$10,088	$9,935
12/31/2015	$9,720	$10,055	$9,856
1/31/2016	$9,834	$10,193	$10,003
2/29/2016	$9,875	$10,266	$10,114
3/31/2016	$10,127	$10,360	$10,296
4/30/2016	$10,177	$10,400	$10,331
5/31/2016	$10,092	$10,402	$10,258
6/30/2016	$10,312	$10,589	$10,471
7/31/2016	$10,398	$10,656	$10,562
8/31/2016	$10,361	$10,644	$10,515
9/30/2016	$10,454	$10,638	$10,572
10/31/2016	$10,414	$10,556	$10,530
11/30/2016	$10,216	$10,307	$10,328
12/31/2016	$10,215	$10,321	$10,318
1/31/2017	$10,323	$10,341	$10,405
2/28/2017	$10,373	$10,411	$10,454
3/31/2017	$10,393	$10,405	$10,448
4/30/2017	$10,441	$10,486	$10,510
5/31/2017	$10,437	$10,567	$10,505
6/30/2017	$10,345	$10,556	$10,406
7/31/2017	$10,397	$10,601	$10,452
8/31/2017	$10,493	$10,696	$10,563
9/30/2017	$10,442	$10,645	$10,496
10/31/2017	$10,470	$10,652	$10,518
11/30/2017	$10,482	$10,638	$10,532
12/31/2017	$10,577	$10,687	$10,628
1/31/2018	$10,492	$10,564	$10,537
2/28/2018	$10,390	$10,464	$10,435
3/31/2018	$10,469	$10,531	$10,544
4/30/2018	$10,470	$10,452	$10,538
5/31/2018	$10,477	$10,527	$10,583
6/30/2018	$10,535	$10,514	$10,625
7/31/2018	$10,507	$10,516	$10,574
8/31/2018	$10,541	$10,584	$10,651
9/30/2018	$10,454	$10,516	$10,538
10/31/2018	$10,278	$10,433	$10,387
11/30/2018	$10,308	$10,495	$10,437
12/31/2018	$10,333	$10,688	$10,494
1/31/2019	$10,517	$10,801	$10,635
2/28/2019	$10,508	$10,795	$10,634
3/31/2019	$10,700	$11,003	$10,829
4/30/2019	$10,735	$11,005	$10,865
5/31/2019	$10,914	$11,201	$11,045
6/30/2019	$10,983	$11,341	$11,139
7/31/2019	$11,014	$11,366	$11,179
8/31/2019	$11,211	$11,661	$11,445
9/30/2019	$11,102	$11,599	$11,289
10/31/2019	$11,103	$11,634	$11,318
11/30/2019	$11,136	$11,628	$11,335
12/31/2019	$11,194	$11,620	$11,378
1/31/2020	$11,444	$11,843	$11,617
2/29/2020	$11,533	$12,056	$11,778
3/31/2020	$11,260	$11,985	$11,571
4/30/2020	$11,618	$12,198	$11,893
5/31/2020	$11,690	$12,255	$11,929
6/30/2020	$11,853	$12,332	$12,062
7/31/2020	$12,157	$12,517	$12,339
8/31/2020	$12,290	$12,416	$12,474
9/30/2020	$12,244	$12,409	$12,428
10/31/2020	$12,171	$12,353	$12,347
11/30/2020	$12,328	$12,475	$12,486
12/31/2020	$12,493	$12,492	$12,629
1/31/2021	$12,556	$12,402	$12,671
2/28/2021	$12,332	$12,223	$12,467
3/31/2021	$12,315	$12,071	$12,443
4/30/2021	$12,500	$12,166	$12,617
5/31/2021	$12,653	$12,206	$12,770
6/30/2021	$12,709	$12,291	$12,847
7/31/2021	$13,031	$12,429	$13,190
8/31/2021	$13,003	$12,405	$13,167
9/30/2021	$12,904	$12,298	$13,073
10/31/2021	$12,999	$12,294	$13,221
11/30/2021	$13,113	$12,331	$13,339
12/31/2021	$13,178	$12,299	$13,381
1/31/2022	$12,877	$12,034	$13,111
2/28/2022	$12,984	$11,900	$13,223
3/31/2022	$12,783	$11,569	$12,977
4/30/2022	$12,515	$11,130	$12,712
5/31/2022	$12,377	$11,202	$12,585
6/30/2022	$11,951	$11,026	$12,187
7/31/2022	$12,488	$11,296	$12,718
8/31/2022	$12,157	$10,977	$12,380
9/30/2022	$11,330	$10,502	$11,560
10/31/2022	$11,491	$10,366	$11,704
11/30/2022	$11,693	$10,748	$11,918
12/31/2022	$11,597	$10,699	$11,796
1/31/2023	$11,809	$11,028	$12,012
2/28/2023	$11,638	$10,743	$11,848
3/31/2023	$11,949	$11,016	$12,190
4/30/2023	$11,960	$11,083	$12,203
5/31/2023	$11,801	$10,962	$12,057
6/30/2023	$11,776	$10,923	$12,017
7/31/2023	$11,804	$10,915	$12,032
8/31/2023	$11,704	$10,846	$11,924
9/30/2023	$11,499	$10,570	$11,704
10/31/2023	$11,402	$10,403	$11,620
11/30/2023	$11,720	$10,874	$11,934
12/31/2023	$12,011	$11,291	$12,256
1/31/2024	$12,064	$11,260	$12,277
2/29/2024	$11,939	$11,101	$12,146
3/31/2024	$12,026	$11,203	$12,246
4/30/2024	$11,833	$10,920	$12,039
5/31/2024	$12,039	$11,105	$12,246
6/30/2024	$12,125	$11,210	$12,342
7/31/2024	$12,363	$11,472	$12,562
8/31/2024	$12,466	$11,637	$12,661
9/30/2024	$12,649	$11,793	$12,851
10/31/2024	$12,383	$11,500	$12,620
11/30/2024	$12,464	$11,622	$12,681
12/31/2024	$12,255	$11,432	$12,481

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	2.03%	1.83%	2.05%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. TIPS Index	1.84%	1.87%	2.24%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,380,259
# of Portfolio Holdings	534
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$3,559
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	92.3%
U.S. Government Agencies	14.8%
Asset-Backed Securities	8.1%
Sovereign Issues	7.1%
Non-Agency Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	47.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(70.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.23% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Real Return Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT1840TSRAR_123124

Institutional Class

PIMCO Real Return Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.92%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Duration strategies in Europe, including exposure to eurozone interest rate swap spreads, contributed to relative performance, as eurozone swap spreads tightened.

• Exposure to securitized assets, including collateralized loan obligations, non-agency residential mortgage-backed securities and U.S. agency mortgage-backed securities, contributed to relative performance, as spreads broadly tightened across these sectors.

• Breakeven inflation ("BEI") strategies, including overweight exposure to U.S. BEI, contributed to relative performance, as U.S. BEI rose.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly moved higher.

• Long exposure to U.K. interest rates, particularly in the forth quarter of 2024, detracted from relative performance, as U.K. interest rates broadly moved higher over that period.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,353	$10,210	$10,315
2/28/2015	$10,270	$10,114	$10,191
3/31/2015	$10,178	$10,161	$10,142
4/30/2015	$10,219	$10,124	$10,217
5/31/2015	$10,096	$10,100	$10,133
6/30/2015	$10,012	$9,990	$10,034
7/31/2015	$10,072	$10,059	$10,055
8/31/2015	$9,924	$10,045	$9,978
9/30/2015	$9,819	$10,113	$9,920
10/31/2015	$9,884	$10,114	$9,945
11/30/2015	$9,854	$10,088	$9,935
12/31/2015	$9,744	$10,055	$9,856
1/31/2016	$9,860	$10,193	$10,003
2/29/2016	$9,903	$10,266	$10,114
3/31/2016	$10,159	$10,360	$10,296
4/30/2016	$10,211	$10,400	$10,331
5/31/2016	$10,127	$10,402	$10,258
6/30/2016	$10,350	$10,589	$10,471
7/31/2016	$10,439	$10,656	$10,562
8/31/2016	$10,404	$10,644	$10,515
9/30/2016	$10,499	$10,638	$10,572
10/31/2016	$10,462	$10,556	$10,530
11/30/2016	$10,265	$10,307	$10,328
12/31/2016	$10,266	$10,321	$10,318
1/31/2017	$10,377	$10,341	$10,405
2/28/2017	$10,429	$10,411	$10,454
3/31/2017	$10,452	$10,405	$10,448
4/30/2017	$10,501	$10,486	$10,510
5/31/2017	$10,500	$10,567	$10,505
6/30/2017	$10,409	$10,556	$10,406
7/31/2017	$10,464	$10,601	$10,452
8/31/2017	$10,563	$10,696	$10,563
9/30/2017	$10,514	$10,645	$10,496
10/31/2017	$10,544	$10,652	$10,518
11/30/2017	$10,558	$10,638	$10,532
12/31/2017	$10,657	$10,687	$10,628
1/31/2018	$10,573	$10,564	$10,537
2/28/2018	$10,472	$10,464	$10,435
3/31/2018	$10,554	$10,531	$10,544
4/30/2018	$10,557	$10,452	$10,538
5/31/2018	$10,567	$10,527	$10,583
6/30/2018	$10,627	$10,514	$10,625
7/31/2018	$10,601	$10,516	$10,574
8/31/2018	$10,638	$10,584	$10,651
9/30/2018	$10,552	$10,516	$10,538
10/31/2018	$10,376	$10,433	$10,387
11/30/2018	$10,409	$10,495	$10,437
12/31/2018	$10,437	$10,688	$10,494
1/31/2019	$10,624	$10,801	$10,635
2/28/2019	$10,617	$10,795	$10,634
3/31/2019	$10,813	$11,003	$10,829
4/30/2019	$10,851	$11,005	$10,865
5/31/2019	$11,035	$11,201	$11,045
6/30/2019	$11,107	$11,341	$11,139
7/31/2019	$11,141	$11,366	$11,179
8/31/2019	$11,342	$11,661	$11,445
9/30/2019	$11,234	$11,599	$11,289
10/31/2019	$11,238	$11,634	$11,318
11/30/2019	$11,273	$11,628	$11,335
12/31/2019	$11,334	$11,620	$11,378
1/31/2020	$11,590	$11,843	$11,617
2/29/2020	$11,682	$12,056	$11,778
3/31/2020	$11,408	$11,985	$11,571
4/30/2020	$11,773	$12,198	$11,893
5/31/2020	$11,848	$12,255	$11,929
6/30/2020	$12,016	$12,332	$12,062
7/31/2020	$12,327	$12,517	$12,339
8/31/2020	$12,465	$12,416	$12,474
9/30/2020	$12,420	$12,409	$12,428
10/31/2020	$12,349	$12,353	$12,347
11/30/2020	$12,510	$12,475	$12,486
12/31/2020	$12,681	$12,492	$12,629
1/31/2021	$12,747	$12,402	$12,671
2/28/2021	$12,522	$12,223	$12,467
3/31/2021	$12,507	$12,071	$12,443
4/30/2021	$12,699	$12,166	$12,617
5/31/2021	$12,856	$12,206	$12,770
6/30/2021	$12,916	$12,291	$12,847
7/31/2021	$13,246	$12,429	$13,190
8/31/2021	$13,221	$12,405	$13,167
9/30/2021	$13,122	$12,298	$13,073
10/31/2021	$13,222	$12,294	$13,221
11/30/2021	$13,341	$12,331	$13,339
12/31/2021	$13,409	$12,299	$13,381
1/31/2022	$13,106	$12,034	$13,111
2/28/2022	$13,217	$11,900	$13,223
3/31/2022	$13,015	$11,569	$12,977
4/30/2022	$12,746	$11,130	$12,712
5/31/2022	$12,608	$11,202	$12,585
6/30/2022	$12,176	$11,026	$12,187
7/31/2022	$12,725	$11,296	$12,718
8/31/2022	$12,391	$10,977	$12,380
9/30/2022	$11,551	$10,502	$11,560
10/31/2022	$11,717	$10,366	$11,704
11/30/2022	$11,925	$10,748	$11,918
12/31/2022	$11,831	$10,699	$11,796
1/31/2023	$12,049	$11,028	$12,012
2/28/2023	$11,876	$10,743	$11,848
3/31/2023	$12,197	$11,016	$12,190
4/30/2023	$12,211	$11,083	$12,203
5/31/2023	$12,050	$10,962	$12,057
6/30/2023	$12,028	$10,923	$12,017
7/31/2023	$12,059	$10,915	$12,032
8/31/2023	$11,959	$10,846	$11,924
9/30/2023	$11,752	$10,570	$11,704
10/31/2023	$11,655	$10,403	$11,620
11/30/2023	$11,983	$10,874	$11,934
12/31/2023	$12,283	$11,291	$12,256
1/31/2024	$12,340	$11,260	$12,277
2/29/2024	$12,215	$11,101	$12,146
3/31/2024	$12,307	$11,203	$12,246
4/30/2024	$12,111	$10,920	$12,039
5/31/2024	$12,325	$11,105	$12,246
6/30/2024	$12,415	$11,210	$12,342
7/31/2024	$12,661	$11,472	$12,562
8/31/2024	$12,769	$11,637	$12,661
9/30/2024	$12,960	$11,793	$12,851
10/31/2024	$12,690	$11,500	$12,620
11/30/2024	$12,775	$11,622	$12,681
12/31/2024	$12,564	$11,432	$12,481

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	2.29%	2.08%	2.31%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. TIPS Index	1.84%	1.87%	2.24%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,380,259
# of Portfolio Holdings	534
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$3,559
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	92.3%
U.S. Government Agencies	14.8%
Asset-Backed Securities	8.1%
Sovereign Issues	7.1%
Non-Agency Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	47.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(70.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.23% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Real Return Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT0593TSRAR_123124

Administrative Class

PIMCO Short-Term Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$64	0.62%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to select securitized credit, particularly asset-backed securities, collateralized loan obligations and commercial mortgage-backed securities, contributed to relative performance, as spreads tightened.

• Tactical U.S. duration positioning, particularly overweight exposure to the one-year part of the curve, contributed to relative performance, as one-year interest rates fell.

• Overweight exposure to investment grade corporate credit, particularly the financials sector, contributed to relative performance, as spreads tightened.

• Exposure to U.K. duration, particularly in the 5-year part of the curve, detracted from relative performance, as local interest rates rose.

• There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,975	$10,210	$10,000
2/28/2015	$10,057	$10,114	$10,000
3/31/2015	$10,071	$10,161	$10,001
4/30/2015	$10,087	$10,124	$10,001
5/31/2015	$10,114	$10,100	$10,001
6/30/2015	$10,111	$9,990	$10,001
7/31/2015	$10,120	$10,059	$10,001
8/31/2015	$10,100	$10,045	$10,001
9/30/2015	$10,050	$10,113	$10,002
10/31/2015	$10,099	$10,114	$10,002
11/30/2015	$10,118	$10,088	$10,002
12/31/2015	$10,110	$10,055	$10,003
1/31/2016	$10,071	$10,193	$10,004
2/29/2016	$10,042	$10,266	$10,006
3/31/2016	$10,084	$10,360	$10,008
4/30/2016	$10,136	$10,400	$10,011
5/31/2016	$10,199	$10,402	$10,013
6/30/2016	$10,174	$10,589	$10,015
7/31/2016	$10,209	$10,656	$10,017
8/31/2016	$10,254	$10,644	$10,019
9/30/2016	$10,267	$10,638	$10,022
10/31/2016	$10,311	$10,556	$10,024
11/30/2016	$10,336	$10,307	$10,027
12/31/2016	$10,350	$10,321	$10,030
1/31/2017	$10,371	$10,341	$10,034
2/28/2017	$10,404	$10,411	$10,038
3/31/2017	$10,419	$10,405	$10,042
4/30/2017	$10,444	$10,486	$10,047
5/31/2017	$10,449	$10,567	$10,053
6/30/2017	$10,495	$10,556	$10,060
7/31/2017	$10,490	$10,601	$10,068
8/31/2017	$10,495	$10,696	$10,077
9/30/2017	$10,540	$10,645	$10,086
10/31/2017	$10,586	$10,652	$10,095
11/30/2017	$10,604	$10,638	$10,104
12/31/2017	$10,599	$10,687	$10,114
1/31/2018	$10,623	$10,564	$10,125
2/28/2018	$10,638	$10,464	$10,136
3/31/2018	$10,624	$10,531	$10,150
4/30/2018	$10,672	$10,452	$10,163
5/31/2018	$10,682	$10,527	$10,178
6/30/2018	$10,703	$10,514	$10,194
7/31/2018	$10,733	$10,516	$10,210
8/31/2018	$10,756	$10,584	$10,228
9/30/2018	$10,796	$10,516	$10,245
10/31/2018	$10,806	$10,433	$10,263
11/30/2018	$10,798	$10,495	$10,282
12/31/2018	$10,761	$10,688	$10,303
1/31/2019	$10,802	$10,801	$10,324
2/28/2019	$10,854	$10,795	$10,343
3/31/2019	$10,869	$11,003	$10,364
4/30/2019	$10,905	$11,005	$10,385
5/31/2019	$10,913	$11,201	$10,407
6/30/2019	$10,927	$11,341	$10,428
7/31/2019	$10,982	$11,366	$10,449
8/31/2019	$10,972	$11,661	$10,468
9/30/2019	$11,003	$11,599	$10,486
10/31/2019	$11,023	$11,634	$10,504
11/30/2019	$11,043	$11,628	$10,520
12/31/2019	$11,062	$11,620	$10,535
1/31/2020	$11,132	$11,843	$10,549
2/29/2020	$11,157	$12,056	$10,562
3/31/2020	$10,817	$11,985	$10,576
4/30/2020	$11,003	$12,198	$10,584
5/31/2020	$11,091	$12,255	$10,589
6/30/2020	$11,214	$12,332	$10,590
7/31/2020	$11,233	$12,517	$10,591
8/31/2020	$11,251	$12,416	$10,592
9/30/2020	$11,280	$12,409	$10,593
10/31/2020	$11,309	$12,353	$10,594
11/30/2020	$11,293	$12,475	$10,595
12/31/2020	$11,310	$12,492	$10,596
1/31/2021	$11,336	$12,402	$10,597
2/28/2021	$11,321	$12,223	$10,597
3/31/2021	$11,340	$12,071	$10,598
4/30/2021	$11,336	$12,166	$10,598
5/31/2021	$11,342	$12,206	$10,598
6/30/2021	$11,340	$12,291	$10,599
7/31/2021	$11,323	$12,429	$10,599
8/31/2021	$11,328	$12,405	$10,599
9/30/2021	$11,333	$12,298	$10,600
10/31/2021	$11,305	$12,294	$10,600
11/30/2021	$11,288	$12,331	$10,600
12/31/2021	$11,304	$12,299	$10,601
1/31/2022	$11,286	$12,034	$10,601
2/28/2022	$11,247	$11,900	$10,602
3/31/2022	$11,176	$11,569	$10,604
4/30/2022	$11,163	$11,130	$10,607
5/31/2022	$11,172	$11,202	$10,612
6/30/2022	$11,126	$11,026	$10,619
7/31/2022	$11,120	$11,296	$10,630
8/31/2022	$11,181	$10,977	$10,646
9/30/2022	$11,191	$10,502	$10,667
10/31/2022	$11,180	$10,366	$10,693
11/30/2022	$11,208	$10,748	$10,724
12/31/2022	$11,287	$10,699	$10,760
1/31/2023	$11,330	$11,028	$10,800
2/28/2023	$11,397	$10,743	$10,837
3/31/2023	$11,403	$11,016	$10,881
4/30/2023	$11,462	$11,083	$10,924
5/31/2023	$11,516	$10,962	$10,970
6/30/2023	$11,586	$10,923	$11,017
7/31/2023	$11,663	$10,915	$11,067
8/31/2023	$11,722	$10,846	$11,119
9/30/2023	$11,793	$10,570	$11,169
10/31/2023	$11,853	$10,403	$11,221
11/30/2023	$11,902	$10,874	$11,273
12/31/2023	$11,953	$11,291	$11,326
1/31/2024	$12,025	$11,260	$11,379
2/29/2024	$12,098	$11,101	$11,428
3/31/2024	$12,162	$11,203	$11,481
4/30/2024	$12,226	$10,920	$11,533
5/31/2024	$12,282	$11,105	$11,586
6/30/2024	$12,331	$11,210	$11,638
7/31/2024	$12,372	$11,472	$11,692
8/31/2024	$12,429	$11,637	$11,746
9/30/2024	$12,477	$11,793	$11,798
10/31/2024	$12,539	$11,500	$11,849
11/30/2024	$12,603	$11,622	$11,896
12/31/2024	$12,677	$11,432	$11,943

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.05%	2.76%	2.40%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$608,031
# of Portfolio Holdings	565
Portfolio Turnover Rate	98%
Total Net Advisory Fees Paid During the Reporting Period	$1,501
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	44.7%
Asset-Backed Securities	25.2%
U.S. Government Agencies	9.1%
Non-Agency Mortgage-Backed Securities	7.3%
U.S. Treasury Obligations	3.7%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	8.2%
Affiliated Investments	2.1%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(0.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Short-Term Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT0339TSRAR_123124

Advisor Class

PIMCO Short-Term Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$74	0.72%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to select securitized credit, particularly asset-backed securities, collateralized loan obligations and commercial mortgage-backed securities, contributed to relative performance, as spreads tightened.

• Tactical U.S. duration positioning, particularly overweight exposure to the one-year part of the curve, contributed to relative performance, as one-year interest rates fell.

• Overweight exposure to investment grade corporate credit, particularly the financials sector, contributed to relative performance, as spreads tightened.

• Exposure to U.K. duration, particularly in the 5-year part of the curve, detracted from relative performance, as local interest rates rose.

• There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,974	$10,210	$10,000
2/28/2015	$10,055	$10,114	$10,000
3/31/2015	$10,068	$10,161	$10,001
4/30/2015	$10,084	$10,124	$10,001
5/31/2015	$10,109	$10,100	$10,001
6/30/2015	$10,106	$9,990	$10,001
7/31/2015	$10,114	$10,059	$10,001
8/31/2015	$10,093	$10,045	$10,001
9/30/2015	$10,042	$10,113	$10,002
10/31/2015	$10,089	$10,114	$10,002
11/30/2015	$10,108	$10,088	$10,002
12/31/2015	$10,100	$10,055	$10,003
1/31/2016	$10,060	$10,193	$10,004
2/29/2016	$10,030	$10,266	$10,006
3/31/2016	$10,071	$10,360	$10,008
4/30/2016	$10,119	$10,400	$10,011
5/31/2016	$10,181	$10,402	$10,013
6/30/2016	$10,155	$10,589	$10,015
7/31/2016	$10,188	$10,656	$10,017
8/31/2016	$10,232	$10,644	$10,019
9/30/2016	$10,244	$10,638	$10,022
10/31/2016	$10,287	$10,556	$10,024
11/30/2016	$10,312	$10,307	$10,027
12/31/2016	$10,325	$10,321	$10,030
1/31/2017	$10,345	$10,341	$10,034
2/28/2017	$10,377	$10,411	$10,038
3/31/2017	$10,391	$10,405	$10,042
4/30/2017	$10,415	$10,486	$10,047
5/31/2017	$10,419	$10,567	$10,053
6/30/2017	$10,464	$10,556	$10,060
7/31/2017	$10,458	$10,601	$10,068
8/31/2017	$10,462	$10,696	$10,077
9/30/2017	$10,506	$10,645	$10,086
10/31/2017	$10,551	$10,652	$10,095
11/30/2017	$10,568	$10,638	$10,104
12/31/2017	$10,562	$10,687	$10,114
1/31/2018	$10,585	$10,564	$10,125
2/28/2018	$10,599	$10,464	$10,136
3/31/2018	$10,584	$10,531	$10,150
4/30/2018	$10,632	$10,452	$10,163
5/31/2018	$10,641	$10,527	$10,178
6/30/2018	$10,661	$10,514	$10,194
7/31/2018	$10,690	$10,516	$10,210
8/31/2018	$10,712	$10,584	$10,228
9/30/2018	$10,751	$10,516	$10,245
10/31/2018	$10,760	$10,433	$10,263
11/30/2018	$10,751	$10,495	$10,282
12/31/2018	$10,713	$10,688	$10,303
1/31/2019	$10,753	$10,801	$10,324
2/28/2019	$10,804	$10,795	$10,343
3/31/2019	$10,817	$11,003	$10,364
4/30/2019	$10,853	$11,005	$10,385
5/31/2019	$10,860	$11,201	$10,407
6/30/2019	$10,873	$11,341	$10,428
7/31/2019	$10,927	$11,366	$10,449
8/31/2019	$10,916	$11,661	$10,468
9/30/2019	$10,946	$11,599	$10,486
10/31/2019	$10,965	$11,634	$10,504
11/30/2019	$10,983	$11,628	$10,520
12/31/2019	$11,002	$11,620	$10,535
1/31/2020	$11,071	$11,843	$10,549
2/29/2020	$11,095	$12,056	$10,562
3/31/2020	$10,755	$11,985	$10,576
4/30/2020	$10,940	$12,198	$10,584
5/31/2020	$11,026	$12,255	$10,589
6/30/2020	$11,148	$12,332	$10,590
7/31/2020	$11,165	$12,517	$10,591
8/31/2020	$11,183	$12,416	$10,592
9/30/2020	$11,210	$12,409	$10,593
10/31/2020	$11,238	$12,353	$10,594
11/30/2020	$11,221	$12,475	$10,595
12/31/2020	$11,237	$12,492	$10,596
1/31/2021	$11,262	$12,402	$10,597
2/28/2021	$11,246	$12,223	$10,597
3/31/2021	$11,264	$12,071	$10,598
4/30/2021	$11,260	$12,166	$10,598
5/31/2021	$11,264	$12,206	$10,598
6/30/2021	$11,261	$12,291	$10,599
7/31/2021	$11,244	$12,429	$10,599
8/31/2021	$11,248	$12,405	$10,599
9/30/2021	$11,252	$12,298	$10,600
10/31/2021	$11,223	$12,294	$10,600
11/30/2021	$11,205	$12,331	$10,600
12/31/2021	$11,220	$12,299	$10,601
1/31/2022	$11,201	$12,034	$10,601
2/28/2022	$11,162	$11,900	$10,602
3/31/2022	$11,091	$11,569	$10,604
4/30/2022	$11,076	$11,130	$10,607
5/31/2022	$11,085	$11,202	$10,612
6/30/2022	$11,038	$11,026	$10,619
7/31/2022	$11,031	$11,296	$10,630
8/31/2022	$11,091	$10,977	$10,646
9/30/2022	$11,100	$10,502	$10,667
10/31/2022	$11,088	$10,366	$10,693
11/30/2022	$11,115	$10,748	$10,724
12/31/2022	$11,191	$10,699	$10,760
1/31/2023	$11,233	$11,028	$10,800
2/28/2023	$11,299	$10,743	$10,837
3/31/2023	$11,304	$11,016	$10,881
4/30/2023	$11,362	$11,083	$10,924
5/31/2023	$11,415	$10,962	$10,970
6/30/2023	$11,482	$10,923	$11,017
7/31/2023	$11,558	$10,915	$11,067
8/31/2023	$11,615	$10,846	$11,119
9/30/2023	$11,685	$10,570	$11,169
10/31/2023	$11,743	$10,403	$11,221
11/30/2023	$11,791	$10,874	$11,273
12/31/2023	$11,841	$11,291	$11,326
1/31/2024	$11,911	$11,260	$11,379
2/29/2024	$11,982	$11,101	$11,428
3/31/2024	$12,044	$11,203	$11,481
4/30/2024	$12,106	$10,920	$11,533
5/31/2024	$12,161	$11,105	$11,586
6/30/2024	$12,209	$11,210	$11,638
7/31/2024	$12,249	$11,472	$11,692
8/31/2024	$12,303	$11,637	$11,746
9/30/2024	$12,350	$11,793	$11,798
10/31/2024	$12,411	$11,500	$11,849
11/30/2024	$12,473	$11,622	$11,896
12/31/2024	$12,545	$11,432	$11,943

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	5.95%	2.66%	2.29%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$608,031
# of Portfolio Holdings	565
Portfolio Turnover Rate	98%
Total Net Advisory Fees Paid During the Reporting Period	$1,501
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	44.7%
Asset-Backed Securities	25.2%
U.S. Government Agencies	9.1%
Non-Agency Mortgage-Backed Securities	7.3%
U.S. Treasury Obligations	3.7%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	8.2%
Affiliated Investments	2.1%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(0.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Short-Term Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT1956TSRAR_123124

Institutional Class

PIMCO Short-Term Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.47%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to select securitized credit, particularly asset-backed securities, collateralized loan obligations and commercial mortgage-backed securities, contributed to relative performance, as spreads tightened.

• Tactical U.S. duration positioning, particularly overweight exposure to the one-year part of the curve, contributed to relative performance, as one-year interest rates fell.

• Overweight exposure to investment grade corporate credit, particularly the financials sector, contributed to relative performance, as spreads tightened.

• Exposure to U.K. duration, particularly in the 5-year part of the curve, detracted from relative performance, as local interest rates rose.

• There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,976	$10,210	$10,000
2/28/2015	$10,059	$10,114	$10,000
3/31/2015	$10,075	$10,161	$10,001
4/30/2015	$10,092	$10,124	$10,001
5/31/2015	$10,120	$10,100	$10,001
6/30/2015	$10,119	$9,990	$10,001
7/31/2015	$10,129	$10,059	$10,001
8/31/2015	$10,110	$10,045	$10,001
9/30/2015	$10,061	$10,113	$10,002
10/31/2015	$10,111	$10,114	$10,002
11/30/2015	$10,132	$10,088	$10,002
12/31/2015	$10,126	$10,055	$10,003
1/31/2016	$10,087	$10,193	$10,004
2/29/2016	$10,059	$10,266	$10,006
3/31/2016	$10,102	$10,360	$10,008
4/30/2016	$10,156	$10,400	$10,011
5/31/2016	$10,220	$10,402	$10,013
6/30/2016	$10,197	$10,589	$10,015
7/31/2016	$10,233	$10,656	$10,017
8/31/2016	$10,280	$10,644	$10,019
9/30/2016	$10,294	$10,638	$10,022
10/31/2016	$10,339	$10,556	$10,024
11/30/2016	$10,366	$10,307	$10,027
12/31/2016	$10,381	$10,321	$10,030
1/31/2017	$10,403	$10,341	$10,034
2/28/2017	$10,438	$10,411	$10,038
3/31/2017	$10,454	$10,405	$10,042
4/30/2017	$10,480	$10,486	$10,047
5/31/2017	$10,487	$10,567	$10,053
6/30/2017	$10,534	$10,556	$10,060
7/31/2017	$10,530	$10,601	$10,068
8/31/2017	$10,537	$10,696	$10,077
9/30/2017	$10,584	$10,645	$10,086
10/31/2017	$10,631	$10,652	$10,095
11/30/2017	$10,650	$10,638	$10,104
12/31/2017	$10,646	$10,687	$10,114
1/31/2018	$10,672	$10,564	$10,125
2/28/2018	$10,688	$10,464	$10,136
3/31/2018	$10,676	$10,531	$10,150
4/30/2018	$10,725	$10,452	$10,163
5/31/2018	$10,737	$10,527	$10,178
6/30/2018	$10,759	$10,514	$10,194
7/31/2018	$10,791	$10,516	$10,210
8/31/2018	$10,816	$10,584	$10,228
9/30/2018	$10,857	$10,516	$10,245
10/31/2018	$10,868	$10,433	$10,263
11/30/2018	$10,862	$10,495	$10,282
12/31/2018	$10,826	$10,688	$10,303
1/31/2019	$10,868	$10,801	$10,324
2/28/2019	$10,922	$10,795	$10,343
3/31/2019	$10,938	$11,003	$10,364
4/30/2019	$10,976	$11,005	$10,385
5/31/2019	$10,986	$11,201	$10,407
6/30/2019	$11,001	$11,341	$10,428
7/31/2019	$11,057	$11,366	$10,449
8/31/2019	$11,049	$11,661	$10,468
9/30/2019	$11,081	$11,599	$10,486
10/31/2019	$11,103	$11,634	$10,504
11/30/2019	$11,124	$11,628	$10,520
12/31/2019	$11,145	$11,620	$10,535
1/31/2020	$11,217	$11,843	$10,549
2/29/2020	$11,244	$12,056	$10,562
3/31/2020	$10,902	$11,985	$10,576
4/30/2020	$11,091	$12,198	$10,584
5/31/2020	$11,181	$12,255	$10,589
6/30/2020	$11,307	$12,332	$10,590
7/31/2020	$11,327	$12,517	$10,591
8/31/2020	$11,347	$12,416	$10,592
9/30/2020	$11,378	$12,409	$10,593
10/31/2020	$11,408	$12,353	$10,594
11/30/2020	$11,393	$12,475	$10,595
12/31/2020	$11,412	$12,492	$10,596
1/31/2021	$11,440	$12,402	$10,597
2/28/2021	$11,426	$12,223	$10,597
3/31/2021	$11,446	$12,071	$10,598
4/30/2021	$11,444	$12,166	$10,598
5/31/2021	$11,451	$12,206	$10,598
6/30/2021	$11,450	$12,291	$10,599
7/31/2021	$11,435	$12,429	$10,599
8/31/2021	$11,441	$12,405	$10,599
9/30/2021	$11,448	$12,298	$10,600
10/31/2021	$11,421	$12,294	$10,600
11/30/2021	$11,405	$12,331	$10,600
12/31/2021	$11,423	$12,299	$10,601
1/31/2022	$11,406	$12,034	$10,601
2/28/2022	$11,368	$11,900	$10,602
3/31/2022	$11,298	$11,569	$10,604
4/30/2022	$11,286	$11,130	$10,607
5/31/2022	$11,297	$11,202	$10,612
6/30/2022	$11,252	$11,026	$10,619
7/31/2022	$11,247	$11,296	$10,630
8/31/2022	$11,310	$10,977	$10,646
9/30/2022	$11,322	$10,502	$10,667
10/31/2022	$11,312	$10,366	$10,693
11/30/2022	$11,342	$10,748	$10,724
12/31/2022	$11,423	$10,699	$10,760
1/31/2023	$11,468	$11,028	$10,800
2/28/2023	$11,537	$10,743	$10,837
3/31/2023	$11,544	$11,016	$10,881
4/30/2023	$11,606	$11,083	$10,924
5/31/2023	$11,662	$10,962	$10,970
6/30/2023	$11,734	$10,923	$11,017
7/31/2023	$11,813	$10,915	$11,067
8/31/2023	$11,875	$10,846	$11,119
9/30/2023	$11,949	$10,570	$11,169
10/31/2023	$12,010	$10,403	$11,221
11/30/2023	$12,062	$10,874	$11,273
12/31/2023	$12,115	$11,291	$11,326
1/31/2024	$12,190	$11,260	$11,379
2/29/2024	$12,265	$11,101	$11,428
3/31/2024	$12,331	$11,203	$11,481
4/30/2024	$12,397	$10,920	$11,533
5/31/2024	$12,456	$11,105	$11,586
6/30/2024	$12,508	$11,210	$11,638
7/31/2024	$12,551	$11,472	$11,692
8/31/2024	$12,610	$11,637	$11,746
9/30/2024	$12,660	$11,793	$11,798
10/31/2024	$12,725	$11,500	$11,849
11/30/2024	$12,791	$11,622	$11,896
12/31/2024	$12,868	$11,432	$11,943

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.21%	2.92%	2.55%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$608,031
# of Portfolio Holdings	565
Portfolio Turnover Rate	98%
Total Net Advisory Fees Paid During the Reporting Period	$1,501
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	44.7%
Asset-Backed Securities	25.2%
U.S. Government Agencies	9.1%
Non-Agency Mortgage-Backed Securities	7.3%
U.S. Treasury Obligations	3.7%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	8.2%
Affiliated Investments	2.1%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(0.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Short-Term Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT0549TSRAR_123124

Administrative Class

PIMCO Total Return Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$80	0.79%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to securitized credit, particularly non-agency residential mortgage-backed securities ("MBS"), commercial MBS, and high-quality collateralized loan obligations and collateralized debt obligations, contributed to relative performance, as spreads tightened.

• Curve positioning in the U.S., namely underweight exposure to the long-end of the curve, contributed to relative performance, as yields rose.

• Positions within corporate credit, particularly overweight exposure to investment-grade senior financials, contributed to relative performance, as spreads tightened.

• Long exposure to duration in select emerging market ("EM") countries in Latin America detracted from relative performance, as yields rose.

• Exposure to select EM currencies in Latin America detracted from relative performance, as select EM currencies depreciated relative to the U.S. dollar.

• Long exposure to the front end of the yield curve in Canada during the first quarter of the year detracted from relative performance, as yields rose and were lower relative to the U.S.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,270	$10,210
2/28/2015	$10,193	$10,114
3/31/2015	$10,216	$10,161
4/30/2015	$10,161	$10,124
5/31/2015	$10,126	$10,100
6/30/2015	$10,024	$9,990
7/31/2015	$10,141	$10,059
8/31/2015	$10,062	$10,045
9/30/2015	$10,016	$10,113
10/31/2015	$10,098	$10,114
11/30/2015	$10,085	$10,088
12/31/2015	$10,044	$10,055
1/31/2016	$10,146	$10,193
2/29/2016	$10,106	$10,266
3/31/2016	$10,240	$10,360
4/30/2016	$10,295	$10,400
5/31/2016	$10,316	$10,402
6/30/2016	$10,462	$10,589
7/31/2016	$10,571	$10,656
8/31/2016	$10,551	$10,644
9/30/2016	$10,582	$10,638
10/31/2016	$10,519	$10,556
11/30/2016	$10,257	$10,307
12/31/2016	$10,313	$10,321
1/31/2017	$10,383	$10,341
2/28/2017	$10,467	$10,411
3/31/2017	$10,470	$10,405
4/30/2017	$10,557	$10,486
5/31/2017	$10,643	$10,567
6/30/2017	$10,653	$10,556
7/31/2017	$10,719	$10,601
8/31/2017	$10,856	$10,696
9/30/2017	$10,816	$10,645
10/31/2017	$10,794	$10,652
11/30/2017	$10,763	$10,638
12/31/2017	$10,820	$10,687
1/31/2018	$10,718	$10,564
2/28/2018	$10,646	$10,464
3/31/2018	$10,686	$10,531
4/30/2018	$10,598	$10,452
5/31/2018	$10,630	$10,527
6/30/2018	$10,634	$10,514
7/31/2018	$10,657	$10,516
8/31/2018	$10,702	$10,584
9/30/2018	$10,645	$10,516
10/31/2018	$10,607	$10,433
11/30/2018	$10,634	$10,495
12/31/2018	$10,762	$10,688
1/31/2019	$10,912	$10,801
2/28/2019	$10,928	$10,795
3/31/2019	$11,081	$11,003
4/30/2019	$11,099	$11,005
5/31/2019	$11,299	$11,201
6/30/2019	$11,424	$11,341
7/31/2019	$11,421	$11,366
8/31/2019	$11,732	$11,661
9/30/2019	$11,685	$11,599
10/31/2019	$11,721	$11,634
11/30/2019	$11,685	$11,628
12/31/2019	$11,661	$11,620
1/31/2020	$11,941	$11,843
2/29/2020	$12,102	$12,056
3/31/2020	$11,875	$11,985
4/30/2020	$12,122	$12,198
5/31/2020	$12,238	$12,255
6/30/2020	$12,377	$12,332
7/31/2020	$12,550	$12,517
8/31/2020	$12,525	$12,416
9/30/2020	$12,533	$12,409
10/31/2020	$12,478	$12,353
11/30/2020	$12,627	$12,475
12/31/2020	$12,670	$12,492
1/31/2021	$12,611	$12,402
2/28/2021	$12,431	$12,223
3/31/2021	$12,274	$12,071
4/30/2021	$12,381	$12,166
5/31/2021	$12,419	$12,206
6/30/2021	$12,518	$12,291
7/31/2021	$12,641	$12,429
8/31/2021	$12,623	$12,405
9/30/2021	$12,526	$12,298
10/31/2021	$12,489	$12,294
11/30/2021	$12,510	$12,331
12/31/2021	$12,509	$12,299
1/31/2022	$12,274	$12,034
2/28/2022	$12,142	$11,900
3/31/2022	$11,742	$11,569
4/30/2022	$11,275	$11,130
5/31/2022	$11,320	$11,202
6/30/2022	$11,061	$11,026
7/31/2022	$11,310	$11,296
8/31/2022	$11,027	$10,977
9/30/2022	$10,533	$10,502
10/31/2022	$10,346	$10,366
11/30/2022	$10,729	$10,748
12/31/2022	$10,721	$10,699
1/31/2023	$11,082	$11,028
2/28/2023	$10,802	$10,743
3/31/2023	$11,004	$11,016
4/30/2023	$11,071	$11,083
5/31/2023	$10,971	$10,962
6/30/2023	$10,934	$10,923
7/31/2023	$10,975	$10,915
8/31/2023	$10,899	$10,846
9/30/2023	$10,626	$10,570
10/31/2023	$10,439	$10,403
11/30/2023	$10,929	$10,874
12/31/2023	$11,357	$11,291
1/31/2024	$11,376	$11,260
2/29/2024	$11,236	$11,101
3/31/2024	$11,349	$11,203
4/30/2024	$11,087	$10,920
5/31/2024	$11,294	$11,105
6/30/2024	$11,394	$11,210
7/31/2024	$11,675	$11,472
8/31/2024	$11,819	$11,637
9/30/2024	$11,983	$11,793
10/31/2024	$11,679	$11,500
11/30/2024	$11,822	$11,622
12/31/2024	$11,644	$11,432

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	2.53%	(0.03%)	1.53%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,467,679
# of Portfolio Holdings	1,512
Portfolio Turnover Rate	613%
Total Net Advisory Fees Paid During the Reporting Period	$11,336
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	48.3%
Corporate Bonds & Notes	37.2%
U.S. Treasury Obligations	17.5%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	9.9%
Sovereign Issues	4.3%
Municipal Bonds & Notes	0.8%
Preferred Securities	0.3%
Loan Participations and Assignments	0.3%
Common Stocks	0.1%
Short-Term Instruments	2.2%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(37.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Total Return Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT0331TSRAR_123124

Advisor Class

PIMCO Total Return Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$90	0.89%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to securitized credit, particularly non-agency residential mortgage-backed securities ("MBS"), commercial MBS, and high-quality collateralized loan obligations and collateralized debt obligations, contributed to relative performance, as spreads tightened.

• Curve positioning in the U.S., namely underweight exposure to the long-end of the curve, contributed to relative performance, as yields rose.

• Positions within corporate credit, particularly overweight exposure to investment-grade senior financials, contributed to relative performance, as spreads tightened.

• Long exposure to duration in select emerging market ("EM") countries in Latin America detracted from relative performance, as yields rose.

• Exposure to select EM currencies in Latin America detracted from relative performance, as select EM currencies depreciated relative to the U.S. dollar.

• Long exposure to the front end of the yield curve in Canada during the first quarter of the year detracted from relative performance, as yields rose and were lower relative to the U.S.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,269	$10,210
2/28/2015	$10,191	$10,114
3/31/2015	$10,213	$10,161
4/30/2015	$10,158	$10,124
5/31/2015	$10,122	$10,100
6/30/2015	$10,019	$9,990
7/31/2015	$10,135	$10,059
8/31/2015	$10,056	$10,045
9/30/2015	$10,009	$10,113
10/31/2015	$10,090	$10,114
11/30/2015	$10,075	$10,088
12/31/2015	$10,034	$10,055
1/31/2016	$10,135	$10,193
2/29/2016	$10,095	$10,266
3/31/2016	$10,227	$10,360
4/30/2016	$10,281	$10,400
5/31/2016	$10,302	$10,402
6/30/2016	$10,447	$10,589
7/31/2016	$10,554	$10,656
8/31/2016	$10,534	$10,644
9/30/2016	$10,564	$10,638
10/31/2016	$10,500	$10,556
11/30/2016	$10,237	$10,307
12/31/2016	$10,292	$10,321
1/31/2017	$10,362	$10,341
2/28/2017	$10,445	$10,411
3/31/2017	$10,447	$10,405
4/30/2017	$10,532	$10,486
5/31/2017	$10,618	$10,567
6/30/2017	$10,627	$10,556
7/31/2017	$10,692	$10,601
8/31/2017	$10,827	$10,696
9/30/2017	$10,786	$10,645
10/31/2017	$10,764	$10,652
11/30/2017	$10,732	$10,638
12/31/2017	$10,787	$10,687
1/31/2018	$10,685	$10,564
2/28/2018	$10,612	$10,464
3/31/2018	$10,652	$10,531
4/30/2018	$10,562	$10,452
5/31/2018	$10,594	$10,527
6/30/2018	$10,597	$10,514
7/31/2018	$10,619	$10,516
8/31/2018	$10,663	$10,584
9/30/2018	$10,605	$10,516
10/31/2018	$10,567	$10,433
11/30/2018	$10,593	$10,495
12/31/2018	$10,719	$10,688
1/31/2019	$10,867	$10,801
2/28/2019	$10,883	$10,795
3/31/2019	$11,034	$11,003
4/30/2019	$11,052	$11,005
5/31/2019	$11,249	$11,201
6/30/2019	$11,373	$11,341
7/31/2019	$11,370	$11,366
8/31/2019	$11,678	$11,661
9/30/2019	$11,630	$11,599
10/31/2019	$11,665	$11,634
11/30/2019	$11,628	$11,628
12/31/2019	$11,603	$11,620
1/31/2020	$11,881	$11,843
2/29/2020	$12,040	$12,056
3/31/2020	$11,813	$11,985
4/30/2020	$12,058	$12,198
5/31/2020	$12,173	$12,255
6/30/2020	$12,310	$12,332
7/31/2020	$12,481	$12,517
8/31/2020	$12,454	$12,416
9/30/2020	$12,461	$12,409
10/31/2020	$12,406	$12,353
11/30/2020	$12,553	$12,475
12/31/2020	$12,594	$12,492
1/31/2021	$12,535	$12,402
2/28/2021	$12,355	$12,223
3/31/2021	$12,198	$12,071
4/30/2021	$12,304	$12,166
5/31/2021	$12,340	$12,206
6/30/2021	$12,437	$12,291
7/31/2021	$12,558	$12,429
8/31/2021	$12,540	$12,405
9/30/2021	$12,442	$12,298
10/31/2021	$12,405	$12,294
11/30/2021	$12,424	$12,331
12/31/2021	$12,422	$12,299
1/31/2022	$12,188	$12,034
2/28/2022	$12,056	$11,900
3/31/2022	$11,658	$11,569
4/30/2022	$11,193	$11,130
5/31/2022	$11,237	$11,202
6/30/2022	$10,979	$11,026
7/31/2022	$11,225	$11,296
8/31/2022	$10,943	$10,977
9/30/2022	$10,452	$10,502
10/31/2022	$10,266	$10,366
11/30/2022	$10,645	$10,748
12/31/2022	$10,635	$10,699
1/31/2023	$10,993	$11,028
2/28/2023	$10,714	$10,743
3/31/2023	$10,914	$11,016
4/30/2023	$10,979	$11,083
5/31/2023	$10,879	$10,962
6/30/2023	$10,841	$10,923
7/31/2023	$10,882	$10,915
8/31/2023	$10,805	$10,846
9/30/2023	$10,534	$10,570
10/31/2023	$10,347	$10,403
11/30/2023	$10,832	$10,874
12/31/2023	$11,255	$11,291
1/31/2024	$11,273	$11,260
2/29/2024	$11,134	$11,101
3/31/2024	$11,245	$11,203
4/30/2024	$10,985	$10,920
5/31/2024	$11,189	$11,105
6/30/2024	$11,287	$11,210
7/31/2024	$11,564	$11,472
8/31/2024	$11,705	$11,637
9/30/2024	$11,867	$11,793
10/31/2024	$11,566	$11,500
11/30/2024	$11,706	$11,622
12/31/2024	$11,529	$11,432

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	2.43%	(0.13%)	1.43%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,467,679
# of Portfolio Holdings	1,512
Portfolio Turnover Rate	613%
Total Net Advisory Fees Paid During the Reporting Period	$11,336
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	48.3%
Corporate Bonds & Notes	37.2%
U.S. Treasury Obligations	17.5%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	9.9%
Sovereign Issues	4.3%
Municipal Bonds & Notes	0.8%
Preferred Securities	0.3%
Loan Participations and Assignments	0.3%
Common Stocks	0.1%
Short-Term Instruments	2.2%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(37.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Total Return Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT1839TSRAR_123124

Institutional Class

PIMCO Total Return Portfolio

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	0.64%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to securitized credit, particularly non-agency residential mortgage-backed securities ("MBS"), commercial MBS, and high-quality collateralized loan obligations and collateralized debt obligations, contributed to relative performance, as spreads tightened.

• Curve positioning in the U.S., namely underweight exposure to the long-end of the curve, contributed to relative performance, as yields rose.

• Positions within corporate credit, particularly overweight exposure to investment-grade senior financials, contributed to relative performance, as spreads tightened.

• Long exposure to duration in select emerging market ("EM") countries in Latin America detracted from relative performance, as yields rose.

• Exposure to select EM currencies in Latin America detracted from relative performance, as select EM currencies depreciated relative to the U.S. dollar.

• Long exposure to the front end of the yield curve in Canada during the first quarter of the year detracted from relative performance, as yields rose and were lower relative to the U.S.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,271	$10,210
2/28/2015	$10,195	$10,114
3/31/2015	$10,219	$10,161
4/30/2015	$10,166	$10,124
5/31/2015	$10,133	$10,100
6/30/2015	$10,032	$9,990
7/31/2015	$10,149	$10,059
8/31/2015	$10,072	$10,045
9/30/2015	$10,028	$10,113
10/31/2015	$10,111	$10,114
11/30/2015	$10,098	$10,088
12/31/2015	$10,058	$10,055
1/31/2016	$10,161	$10,193
2/29/2016	$10,123	$10,266
3/31/2016	$10,258	$10,360
4/30/2016	$10,314	$10,400
5/31/2016	$10,337	$10,402
6/30/2016	$10,485	$10,589
7/31/2016	$10,595	$10,656
8/31/2016	$10,577	$10,644
9/30/2016	$10,609	$10,638
10/31/2016	$10,547	$10,556
11/30/2016	$10,285	$10,307
12/31/2016	$10,343	$10,321
1/31/2017	$10,415	$10,341
2/28/2017	$10,500	$10,411
3/31/2017	$10,505	$10,405
4/30/2017	$10,592	$10,486
5/31/2017	$10,681	$10,567
6/30/2017	$10,692	$10,556
7/31/2017	$10,759	$10,601
8/31/2017	$10,898	$10,696
9/30/2017	$10,859	$10,645
10/31/2017	$10,839	$10,652
11/30/2017	$10,809	$10,638
12/31/2017	$10,867	$10,687
1/31/2018	$10,767	$10,564
2/28/2018	$10,695	$10,464
3/31/2018	$10,737	$10,531
4/30/2018	$10,649	$10,452
5/31/2018	$10,684	$10,527
6/30/2018	$10,689	$10,514
7/31/2018	$10,714	$10,516
8/31/2018	$10,760	$10,584
9/30/2018	$10,704	$10,516
10/31/2018	$10,667	$10,433
11/30/2018	$10,696	$10,495
12/31/2018	$10,826	$10,688
1/31/2019	$10,978	$10,801
2/28/2019	$10,996	$10,795
3/31/2019	$11,150	$11,003
4/30/2019	$11,171	$11,005
5/31/2019	$11,373	$11,201
6/30/2019	$11,500	$11,341
7/31/2019	$11,499	$11,366
8/31/2019	$11,813	$11,661
9/30/2019	$11,767	$11,599
10/31/2019	$11,805	$11,634
11/30/2019	$11,770	$11,628
12/31/2019	$11,748	$11,620
1/31/2020	$12,031	$11,843
2/29/2020	$12,195	$12,056
3/31/2020	$11,967	$11,985
4/30/2020	$12,218	$12,198
5/31/2020	$12,337	$12,255
6/30/2020	$12,478	$12,332
7/31/2020	$12,654	$12,517
8/31/2020	$12,630	$12,416
9/30/2020	$12,640	$12,409
10/31/2020	$12,586	$12,353
11/30/2020	$12,738	$12,475
12/31/2020	$12,783	$12,492
1/31/2021	$12,725	$12,402
2/28/2021	$12,545	$12,223
3/31/2021	$12,388	$12,071
4/30/2021	$12,498	$12,166
5/31/2021	$12,538	$12,206
6/30/2021	$12,639	$12,291
7/31/2021	$12,765	$12,429
8/31/2021	$12,748	$12,405
9/30/2021	$12,652	$12,298
10/31/2021	$12,616	$12,294
11/30/2021	$12,639	$12,331
12/31/2021	$12,640	$12,299
1/31/2022	$12,404	$12,034
2/28/2022	$12,272	$11,900
3/31/2022	$11,869	$11,569
4/30/2022	$11,398	$11,130
5/31/2022	$11,445	$11,202
6/30/2022	$11,185	$11,026
7/31/2022	$11,437	$11,296
8/31/2022	$11,153	$10,977
9/30/2022	$10,655	$10,502
10/31/2022	$10,467	$10,366
11/30/2022	$10,856	$10,748
12/31/2022	$10,849	$10,699
1/31/2023	$11,216	$11,028
2/28/2023	$10,933	$10,743
3/31/2023	$11,140	$11,016
4/30/2023	$11,208	$11,083
5/31/2023	$11,109	$10,962
6/30/2023	$11,073	$10,923
7/31/2023	$11,116	$10,915
8/31/2023	$11,040	$10,846
9/30/2023	$10,766	$10,570
10/31/2023	$10,577	$10,403
11/30/2023	$11,075	$10,874
12/31/2023	$11,509	$11,291
1/31/2024	$11,530	$11,260
2/29/2024	$11,390	$11,101
3/31/2024	$11,506	$11,203
4/30/2024	$11,242	$10,920
5/31/2024	$11,453	$11,105
6/30/2024	$11,556	$11,210
7/31/2024	$11,843	$11,472
8/31/2024	$11,990	$11,637
9/30/2024	$12,158	$11,793
10/31/2024	$11,851	$11,500
11/30/2024	$11,998	$11,622
12/31/2024	$11,819	$11,432

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	2.69%	0.12%	1.69%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,467,679
# of Portfolio Holdings	1,512
Portfolio Turnover Rate	613%
Total Net Advisory Fees Paid During the Reporting Period	$11,336
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	48.3%
Corporate Bonds & Notes	37.2%
U.S. Treasury Obligations	17.5%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	9.9%
Sovereign Issues	4.3%
Municipal Bonds & Notes	0.8%
Preferred Securities	0.3%
Loan Participations and Assignments	0.3%
Common Stocks	0.1%
Short-Term Instruments	2.2%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(37.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Total Return Portfolio

Annual Shareholder Report |

December 31, 2024

PVIT0597TSRAR_123124

Item 2.   Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.   Audit Committee Financial Expert.

The Board of Trustees has determined that Peter B. McCarthy, who serves on the Board’s Audit Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. McCarthy is “independent” as such term is interpreted under this Item 3.

Item 4.   Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	December 31, 2024	$ 922,285
	December 31, 2023	$ 899,140

(b)	Fiscal Year Ended	Audit-Related Fees
	December 31, 2024	$ —
	December 31, 2023	$ —

(c)	Fiscal Year Ended	Tax Fees
	December 31, 2024	$ 750
	December 31, 2023	$ 6,000

(d)	Fiscal Year Ended	All Other Fees(1)
	December 31, 2024	$ —
	December 31, 2023	$ —

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Variable Insurance Trust (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1) There were no “All Other Fees” for the last two fiscal years.

(e)  Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity
Entity	December 31, 2024	December 31, 2023
PIMCO Variable Insurance Trust	$750	$6,000
Pacific Investment Management Company LLC (“PIMCO”)	27,687,189	23,570,183

Totals	$27,687,939	$23,576,183

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.   Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is comprised of:

Michael J. Berchtold

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Anne K. Kratky

Steven Lipiner

Peter B. McCarthy (Chair)

Ronald C. Parker

Item 6.   Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.   Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Portfolios’ Financial Statements and Financial Highlights:

•	PIMCO All Asset Portfolio
•	PIMCO Balanced Allocation Portfolio
•	PIMCO CommodityRealReturn® Strategy Portfolio
•	PIMCO Dynamic Bond Portfolio
•	PIMCO Emerging Markets Bond Portfolio
•	PIMCO Global Bond Opportunities Portfolio (Unhedged)
•	PIMCO Global Core Bond (Hedged) Portfolio
•	PIMCO Global Diversified Allocation Portfolio
•	PIMCO Global Managed Asset Allocation Portfolio
•	PIMCO High Yield Portfolio
•	PIMCO Income Portfolio
•	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
•	PIMCO International Bond Portfolio (Unhedged)
•	PIMCO Long-Term U.S. Government Portfolio
•	PIMCO Low Duration Portfolio
•	PIMCO Real Return Portfolio
•	PIMCO Short-Term Portfolio
•	PIMCO Total Return Portfolio

(b)	Not applicable to the Registrant.

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2024

PIMCO All Asset Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO All Asset Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio may invest substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”). The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Underlying PIMCO Funds are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Portfolio may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority ("FCA"), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the PIMCO All Asset Portfolio	(Cont.)

interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO All Asset Portfolio	04/30/03	01/31/06	04/30/04	04/30/03	04/30/04	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to

4	PIMCO VARIABLE INSURANCE TRUST

invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights	PIMCO All Asset Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

12/31/2024	$9.20	$0.51	$(0.15)	$0.36	$(0.61)	$0.00	$(0.61)

12/31/2023	8.76	0.30	0.42	0.72	(0.28)	0.00	(0.28)

12/31/2022	11.66	0.63	(1.92)	(1.29)	(0.78)	(0.83)	(1.61)

12/31/2021	11.20	1.33	0.46	1.79	(1.33)	0.00	(1.33)

12/31/2020	10.91	0.44	0.38	0.82	(0.53)	0.00	(0.53)
Class M

12/31/2024	9.29	0.38	(0.08)	0.30	(0.44)	0.00	(0.44)

12/31/2023	8.84	0.25	0.43	0.68	(0.23)	0.00	(0.23)

12/31/2022	11.76	0.62	(1.97)	(1.35)	(0.74)	(0.83)	(1.57)

12/31/2021	11.29	1.29	0.46	1.75	(1.28)	0.00	(1.28)

12/31/2020	10.99	0.37	0.41	0.78	(0.48)	0.00	(0.48)
Administrative Class

12/31/2024	9.05	0.47	(0.14)	0.33	(0.59)	0.00	(0.59)

12/31/2023	8.62	0.28	0.41	0.69	(0.26)	0.00	(0.26)

12/31/2022	11.51	0.65	(1.94)	(1.29)	(0.77)	(0.83)	(1.60)

12/31/2021	11.07	1.46	0.29	1.75	(1.31)	0.00	(1.31)

12/31/2020	10.79	0.39	0.40	0.79	(0.51)	0.00	(0.51)
Advisor Class

12/31/2024	9.20	0.47	(0.15)	0.32	(0.58)	0.00	(0.58)

12/31/2023	8.76	0.27	0.42	0.69	(0.25)	0.00	(0.25)

12/31/2022	11.66	0.64	(1.95)	(1.31)	(0.76)	(0.83)	(1.59)

12/31/2021	11.21	1.30	0.45	1.75	(1.30)	0.00	(1.30)

12/31/2020	10.92	0.39	0.40	0.79	(0.50)	0.00	(0.50)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 8, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Includes in-kind purchases and sales of underlying funds.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.95	3.95%	$10,733	0.355%	0.425%	0.355%	0.425%	5.55%	45%

9.20	8.28	10,328	0.335	0.425	0.335	0.425	3.34	57

8.76	(11.66)	9,740	0.315	0.425	0.315	0.425	6.36	84

11.66	16.41	15,277	0.295	0.425	0.295	0.425	11.36	88

11.20	8.17	14,097	0.325	0.425	0.325	0.425	4.22	141	(f)

9.15	3.33	1,729	0.805	0.875	0.805	0.875	4.10	45

9.29	7.83	47,875	0.785	0.875	0.785	0.875	2.75	57

8.84	(12.12)	61,421	0.765	0.875	0.765	0.875	6.18	84

11.76	15.90	78,418	0.745	0.875	0.745	0.875	10.91	88

11.29	7.74	71,618	0.775	0.875	0.775	0.875	3.57	141	(f)

8.79	3.74	57,562	0.505	0.575	0.505	0.575	5.20	45

9.05	8.14	69,120	0.485	0.575	0.485	0.575	3.18	57

8.62	(11.84)	66,927	0.465	0.575	0.465	0.575	6.71	84

11.51	16.23	76,996	0.445	0.575	0.445	0.575	12.62	88

11.07	8.01	381,112	0.475	0.575	0.475	0.575	3.85	141	(f)

8.94	3.57	126,909	0.605	0.675	0.605	0.675	5.12	45

9.20	8.02	146,417	0.585	0.675	0.585	0.675	3.07	57

8.76	(11.87)	147,977	0.565	0.675	0.565	0.675	6.45	84

11.66	16.04	183,020	0.545	0.675	0.545	0.675	11.11	88

11.21	7.91	167,756	0.575	0.675	0.575	0.675	3.78	141	(f)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Statement of Assets and Liabilities	PIMCO All Asset Portfolio	December 31, 2024

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in Affiliates	$197,191
Cash	1
Receivable for investments in Affiliates sold	212
Receivable for Portfolio shares sold	10
Dividends receivable from Affiliates	350
Reimbursement receivable from PIMCO	14
Total Assets	197,778

Liabilities:

Payable for investments in Affiliates purchased	$585
Payable for Portfolio shares redeemed	153
Accrued investment advisory fees	29
Accrued supervisory and administrative fees	42
Accrued distribution fees	28
Accrued servicing fees	8
Total Liabilities	845

Commitments and Contingent Liabilities^

Net Assets	$196,933

Net Assets Consist of:

Paid in capital	$285,272
Distributable earnings (accumulated loss)	(88,339)

Net Assets	$196,933

Net Assets:

Institutional Class	$10,733
Class M	1,729
Administrative Class	57,562
Advisor Class	126,909

Shares Issued and Outstanding:

Institutional Class	1,200
Class M	189
Administrative Class	6,550
Advisor Class	14,189

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.95
Class M	9.15
Administrative Class	8.79
Advisor Class	8.94

Cost of investments in Affiliates	$193,553

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 8, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO All Asset Portfolio

Year Ended December 31, 2024
(Amounts in thousands†)

Investment Income:

Dividends from Investments in Affiliates	$13,857
Total Income	13,857

Expenses:

Investment advisory fees	432
Supervisory and administrative fees	618
Distribution and/or servicing fees - Class M	163
Distribution and/or servicing fees - Administrative Class	96
Distribution and/or servicing fees - Advisor Class	341
Trustee fees	9
Interest expense	4
Total Expenses	1,663
Waiver and/or Reimbursement by PIMCO	(183)
Net Expenses	1,480

Net Investment Income (Loss)	12,377

Net Realized Gain (Loss):

Investments in Affiliates	(8,735)

Net capital gain distributions received from Affiliate investments	448

Net Realized Gain (Loss)	(8,287)

Net Change in Unrealized Appreciation (Depreciation):

Investments in Affiliates	5,707

Net Change in Unrealized Appreciation (Depreciation)	5,707

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,797

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Statements of Changes in Net Assets	PIMCO All Asset Portfolio

(Amounts in thousands†)	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$12,377	$8,535

Net realized gain (loss)	(8,287)	(11,401)

Net change in unrealized appreciation (depreciation)	5,707	23,823

Net Increase (Decrease) in Net Assets Resulting from Operations	9,797	20,957

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(690)	(307)
Class M	(2,102)	(1,391)
Administrative Class	(4,154)	(2,048)
Advisor Class	(8,555)	(4,175)

Total Distributions(a)	(15,501)	(7,921)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(71,103)	(25,361)

Total Increase (Decrease) in Net Assets	(76,807)	(12,325)

Net Assets:

Beginning of year	273,740	286,065
End of year	$196,933	$273,740

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 12, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO All Asset Portfolio	December 31, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 100.1%

MUTUAL FUNDS (a) 99.5%

PIMCO All Asset: Multi-RAE PLUS Fund	3,703,136	$37,402

PIMCO All Asset: Multi-Real Fund	3,453,323	30,113

PIMCO Emerging Markets Currency and Short-Term Investments Fund	804,966	5,691

PIMCO Emerging Markets Local Currency and Bond Fund	1,415,610	7,899

PIMCO Extended Duration Fund	213,459	2,715

PIMCO High Yield Fund	968,224	7,765

PIMCO Income Fund	242,247	2,549

PIMCO International Bond Fund (U.S. Dollar-Hedged)	984,915	9,780

PIMCO Investment Grade Credit Bond Fund	135,369	1,203

PIMCO Long Duration Total Return Fund	433,850	3,028

PIMCO Long-Term Real Return Fund	148,099	1,717

	SHARES	MARKET VALUE (000S)

PIMCO Long-Term U.S. Government Fund	298,130	$4,078

PIMCO Low Duration Fund	2,500,077	23,126

PIMCO RAE Emerging Markets Fund	645,687	6,528

PIMCO RAE Fundamental Advantage PLUS Fund	876,674	6,689

PIMCO RAE International Fund	304,947	2,241

PIMCO RAE PLUS EMG Fund	243,193	1,659

PIMCO RAE PLUS International Fund	224,539	1,549

PIMCO RAE US Fund	188,371	2,481

PIMCO RAE US Small Fund	150,413	1,715

PIMCO RAE Worldwide Long/Short PLUS Fund	919,189	6,894

PIMCO Real Return Fund	264,436	2,636

PIMCO RealEstateRealReturn Strategy Fund	100,236	2,630

PIMCO Total Return Fund	1,922,010	16,299

	SHARES	MARKET VALUE (000S)

PIMCO TRENDS Managed Futures Strategy Fund	730,349	$7,625

Total Mutual Funds (Cost $192,374)		196,012

SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.6%

PIMCO Government Money Market Fund
4.640% (a)(b)	1,179,197	1,179

Total Short-Term Instruments (Cost $1,179)		1,179

Total Investments in Affiliates (Cost $193,553)		197,191

Total Investments 100.1% (Cost $193,553)		$197,191

Other Assets and Liabilities, net (0.1)%		(258)

Net Assets 100.0%		$196,933

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Mutual Funds	$196,012	$0	$0	$196,012
Short-Term Instruments
Mutual Funds	1,179	0	0	1,179

Total Investments	$197,191	$0	$0	$197,191

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO All Asset Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio. Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser to the Portfolio.

The Portfolio may invest substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”).

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio managers as a team. The financial information in the form of the portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are

12	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates  In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Notes to Financial Statements	(Cont.)

securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280 (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

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December 31, 2024

The assets of the Portfolio consist of shares of the Underlying PIMCO Funds, which are valued at their respective NAVs at the time of valuation of the Portfolio’s shares. For purposes of calculating the NAV of the Underlying PIMCO Funds, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of an Underlying PIMCO Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Notes to Financial Statements	(Cont.)

significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio invests in Underlying PIMCO Funds that hold foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s and Underlying PIMCO Funds’ NAVs that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that an Underlying PIMCO Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by an Underlying PIMCO Fund may differ from the value that would be realized if the securities were sold. An Underlying PIMCO Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as

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the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Affiliates

The Portfolio invests under normal circumstances substantially all or a significant portion of its assets in Underlying PIMCO Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$46,808	$9,500	$(19,026)	$560	$(440)	$37,402	$4,451	$0

PIMCO All Asset: Multi-Real Fund	45,793	17,779	(33,270)	(4,891)	4,702	30,113	2,454	0

PIMCO Emerging Markets Bond Fund	3,979	38	(4,018)	3	(2)	0	41	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	5,483	2,510	(2,031)	(21)	(250)	5,691	308	0

PIMCO Emerging Markets Local Currency and Bond Fund	11,564	2,099	(5,199)	(30)	(535)	7,899	452	0

PIMCO Extended Duration Fund	6,096	1,972	(4,681)	(1,883)	1,211	2,715	72	0

PIMCO Government Money Market Fund	1,651	86,290	(86,762)	0	0	1,179	66	0

PIMCO High Yield Fund	7,332	4,380	(3,951)	7	(3)	7,765	466	0

PIMCO Income Fund	3,562	1,956	(2,941)	251	(279)	2,549	196	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	17,778	3,491	(11,534)	84	(39)	9,780	575	61

PIMCO Investment Grade Credit Bond Fund	1,676	178	(643)	(55)	47	1,203	60	0

PIMCO Long Duration Total Return Fund	7,428	2,250	(6,359)	(734)	443	3,028	177	0

PIMCO Long-Term Real Return Fund	1,974	1,517	(1,665)	(88)	(21)	1,717	92	0

PIMCO Long-Term U.S. Government Fund	6,845	3,253	(5,501)	(1,053)	534	4,078	201	0

PIMCO Low Duration Fund	31,504	24,417	(32,916)	(120)	241	23,126	1,146	0

PIMCO RAE Emerging Markets Fund	8,309	2,500	(4,448)	324	(157)	6,528	337	59

PIMCO RAE Fundamental Advantage PLUS Fund	9,614	2,206	(4,283)	(107)	(741)	6,689	416	0

PIMCO RAE International Fund	2,901	1,610	(2,112)	100	(258)	2,241	106	143

PIMCO RAE PLUS EMG Fund	2,202	210	(744)	71	(80)	1,659	210	0

PIMCO RAE PLUS International Fund	2,122	151	(668)	(139)	83	1,549	151	0

PIMCO RAE US Fund	1,280	2,394	(1,085)	13	(121)	2,481	119	161

PIMCO RAE US Small Fund	1,418	1,467	(1,569)	183	216	1,715	30	24

PIMCO RAE Worldwide Long/Short PLUS Fund	9,474	1,435	(4,268)	(31)	284	6,894	925	0

PIMCO Real Return Fund	2,731	2,679	(2,793)	35	(16)	2,636	90	0

PIMCO RealEstateRealReturn Strategy Fund	3,291	992	(1,829)	383	(207)	2,630	18	0

PIMCO Total Return Fund	22,858	15,562	(21,903)	(1,426)	1,208	16,299	698	0

PIMCO TRENDS Managed Futures Strategy Fund	8,276	2,958	(3,325)	(171)	(113)	7,625	0	0

Totals	$273,949	$195,794	$(269,524)	$(8,735)	$5,707	$197,191	$13,857	$448

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio (and where applicable, certain Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

The following risks are principal risks of investing in the Portfolio.

Allocation Risk is the risk that the Portfolio could lose money as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Fund of Funds Risk is the risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives.

The following risks are principal risks of investing in the Portfolio that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

Market Trading Risk is the risk that an active secondary trading market for shares of an Underlying PIMCO Fund that is an exchange-traded fund does not continue once developed, that such Underlying PIMCO Fund may not continue to meet a listing exchange’s trading or listing requirements, or that such Underlying PIMCO Fund’s shares trade at prices other than the Underlying PIMCO Fund’s net asset value, particularly during times of market stress.

Municipal Project-Specific Risk is the risk that an Underlying PIMCO Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Bond Risk is the risk that an Underlying PIMCO Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full

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amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, issuer and liquidity risks. Distressed companies may be engaged in restructurings or bankruptcy proceedings, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. An Underlying PIMCO Fund’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Underlying PIMCO Fund’s ability to invest in derivatives, limit the Underlying PIMCO Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Underlying PIMCO Fund’s performance.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Model Risk is the risk that an Underlying PIMCO Fund’s investment models used in making investment allocation decisions, and the indexation methodologies used in constructing an underlying index for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index, may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Underlying PIMCO Fund.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation or interest rates, or supply and demand factors affecting a particular industry or commodity market,

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Notes to Financial Statements	(Cont.)

such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Portfolio to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. The Portfolio’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Issuer Non-Diversification Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are

“non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified”.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO or Research Affiliates will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or Research Affiliates and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

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Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a “Subsidiary”), the Portfolio is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange- traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund.

Tracking Error Risk is the risk that the portfolio of an Underlying PIMCO Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Underlying PIMCO Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of the Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Underlying PIMCO Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, an Underlying PIMCO Fund’s use of a representative sampling approach may cause the Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index.

Indexing Risk is the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by an Underlying PIMCO Fund may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Underlying PIMCO Fund, or on certain instruments in which the Underlying PIMCO Fund invests, which can be difficult to ascertain and could result in losses to the Underlying PIMCO Fund.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the

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Notes to Financial Statements	(Cont.)

Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

7. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in

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place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average

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Notes to Financial Statements	(Cont.)

daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.175%	0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement

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Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2024, there were no recoverable amounts.

(g) Acquired Fund Fees and Expenses Underlying PIMCO Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

PIMCO has contractually agreed, through May 1, 2025, to waive its Investment Advisory Fee to the extent that the Investment Advisory Fees, Supervisory and Administrative Fees and Management Fees charged by PIMCO to the Underlying PIMCO Funds exceed 0.64% of the total assets invested in Underlying PIMCO Funds. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the Investment Advisory Fee waived as set forth above (the “Asset Allocation Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any Underlying PIMCO Fund Fees exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Asset Allocation Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of December 31, 2024 were (amounts in thousands†):

12 months	13-24 months	25-36 months	Total
$340	$244	$183	$767

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The waivers are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, the amount waived and/or reimbursed was $182,929.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$0	$0	$110,022	$182,762

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2024		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	180	$1,647	244	$2,161

Class M	255	2,377	224	2,036

Administrative Class	982	8,895	1,335	11,806

Advisor Class	540	4,940	2,083	18,725
Issued as reinvestment of distributions

Institutional Class	76	690	34	307

Class M	229	2,102	154	1,391

Administrative Class	466	4,154	232	2,048

Advisor Class	943	8,555	465	4,175
Cost of shares redeemed

Institutional Class	(179)	(1,633)	(267)	(2,377)

Class M	(5,451)	(50,467)	(2,172)	(19,484)

Administrative Class	(2,539)	(22,987)	(1,693)	(14,809)

Advisor Class	(3,216)	(29,376)	(3,526)	(31,340)

Net increase (decrease) resulting from Portfolio share transactions	(7,714)	$(71,103)	(2,887)	$(25,361)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, three persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 56% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolio, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through investment in swap agreements, futures and options. The Underlying PIMCO Funds may also gain exposure indirectly to commodity markets by investing in a subsidiary (“Commodity Subsidiary”) which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter

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December 31, 2024

rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Portfolio is treated as qualifying dividends; and (iii) that income inclusion by the Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio or an Underlying PIMCO Fund to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO All Asset Portfolio	$1,611	$0	$(8,926)	$0	$(81,024)	$0	$0	$(88,339)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)	Adjusted for open wash sale loss deferrals.
(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	27

Notes to Financial Statements	(Cont.)	December 31, 2024

As of December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO All Asset Portfolio*	$25,865	$55,159

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO All Asset Portfolio	$206,117	$5,626	$(14,552)	$(8,926)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Adjusted for open wash sale loss deferrals.

For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2024			December 31, 2023

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO All Asset Portfolio	$15,501	$0	$0	$7,921	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

28	PIMCO VARIABLE INSURANCE TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO All Asset Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO All Asset Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2025

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	29

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Currency Abbreviations:

USD (or $)	United States Dollar

Other Abbreviations:

TBA	To-Be-Announced

30	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO All Asset Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.1373	$0.0000	$0.0000	$0.1373

December 2024	$0.1325	$0.0000	$0.0000	$0.1325

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.1268	$0.0000	$0.0000	$0.1268

December 2024	$0.0004	$0.0000	$0.0000	$0.0004

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.1338	$0.0000	$0.0000	$0.1338

December 2024	$0.1285	$0.0000	$0.0000	$0.1285

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.1315	$0.0000	$0.0000	$0.1315

December 2024	$0.1257	$0.0000	$0.0000	$0.1257

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio's net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	31

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2024 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†	163(j) Interest Dividends (000s)†

PIMCO All Asset Portfolio	0%	0%	$3	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO All Asset Portfolio	0%

32	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	33

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal — Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	949,229,696.72	37,613,000.38

Kimberley G. Stafford†	952,414,717.16	34,427,979.95

Michael J. Berchtold	950,347,922.59	36,494,774.51

Jennifer Holden Dunbar	951,845,039.31	34,997,657.79

Kym M. Hubbard	950,843,616.44	35,999,080.66

Gary F. Kennedy	947,019,229.39	39,823,467.72

Anne K. Kratky	951,478,646.42	35,364,050.69

Steven Lipiner	949,338,055.21	37,504,641.90

Peter B. McCarthy	946,730,272.43	40,112,424.68

Ronald C. Parker	946,733,280.95	40,109,416.16

†	Interested Trustee

34	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2025.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	35

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 (the

36	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

“Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the five-year period ended March 31, 2024, and underperformed their respective performance indexes over the three- and ten-year periods ended March 31, 2024, and that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their performance index since inception for the period ended March 31, 2024. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the number or extent of the services provided by PIMCO to the Portfolios, the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	37

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

38	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	39

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Asset Allocation Sub-Adviser

Research Affiliates, LLC

660 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITAALASSETFSTMAR_123124

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2024

PIMCO Balanced Allocation Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Balanced Allocation Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Balanced Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

2	PIMCO VARIABLE INSURANCE TRUST

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Portfolio may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the PIMCO Balanced Allocation Portfolio	(Cont.)

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Administrative Class	Diversification Status
PIMCO Balanced Allocation Portfolio	04/27/12	04/27/12	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the

Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights	PIMCO Balanced Allocation Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Administrative Class

12/31/2024	$8.74	$0.37	$0.41	$0.78	$(0.41)	$0.00	$(0.41)

12/31/2023	7.81	0.30	0.87	1.17	(0.24)	0.00	(0.24)

12/31/2022	10.43	0.10	(1.76)	(1.66)	(0.08)	(0.88)	(0.96)

12/31/2021	10.33	0.02	1.07	1.09	(0.01)	(0.98)	(0.99)

12/31/2020	10.18	0.04	0.96	1.00	(0.10)	(0.75)	(0.85)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.11	8.95%	$149,685	0.85%	0.89%	0.82%	0.86%	4.12%	198%

8.74	15.09	163,835	0.84	0.88	0.82	0.86	3.64	345

7.81	(16.12)	167,622	0.84	0.87	0.83	0.86	1.10	327

10.43	10.96	224,774	0.83	0.86	0.83	0.86	0.24	280

10.33	11.12	88,098	0.84	0.87	0.83	0.86	0.38	497

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Statement of Assets and Liabilities	PIMCO Balanced Allocation Portfolio	December 31, 2024

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$111,482
Investments in Affiliates	42,344
Financial Derivative Instruments
Exchange-traded or centrally cleared	7
Over the counter	2
Cash	504
Deposits with counterparty	2,020
Foreign currency, at value	26
Receivable for investments sold	427
Receivable for investments in Affiliates sold	200
Receivable for TBA investments sold	7,412
Interest and/or dividends receivable	235
Dividends receivable from Affiliates	178
Reimbursement receivable from PIMCO	6
Total Assets	164,843

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$102
Financial Derivative Instruments
Exchange-traded or centrally cleared	49
Payable for investments in Affiliates purchased	190
Payable for TBA investments purchased	14,699
Payable for Portfolio shares redeemed	6
Accrued investment advisory fees	85
Accrued supervisory and administrative fees	7
Accrued servicing fees	20
Total Liabilities	15,158

Commitments and Contingent Liabilities^

Net Assets	$149,685

Net Assets Consist of:

Paid in capital	$161,984
Distributable earnings (accumulated loss)	(12,299)

Net Assets	$149,685

Net Assets:

Administrative Class	$149,685

Shares Issued and Outstanding:

Administrative Class	16,439

Net Asset Value Per Share Outstanding(a):

Administrative Class	$9.11

Cost of investments in securities	$115,993
Cost of investments in Affiliates	$43,844
Cost of foreign currency held	$31
Proceeds received on short sales	$102
Cost or premiums of financial derivative instruments, net	$146

* Includes repurchase agreements of:	$12,400

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Balanced Allocation Portfolio

Year Ended December 31, 2024
(Amounts in thousands†)

Investment Income:

Interest	$5,455
Dividends	182
Dividends from Investments in Affiliates	2,272
Total Income	7,909

Expenses:

Investment advisory fees	1,051
Supervisory and administrative fees	80
Distribution and/or servicing fees - Administrative Class	239
Trustee fees	6
Interest expense	43
Total Expenses	1,419
Waiver and/or Reimbursement by PIMCO	(70)
Net Expenses	1,349

Net Investment Income (Loss)	6,560

Net Realized Gain (Loss):

Investments in securities	(1,284)
Investments in Affiliates	4
Exchange-traded or centrally cleared financial derivative instruments	14,085
Over the counter financial derivative instruments	11

Net Realized Gain (Loss)	12,816

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(786)
Investments in Affiliates	(103)
Exchange-traded or centrally cleared financial derivative instruments	(4,691)
Over the counter financial derivative instruments	2
Foreign currency assets and liabilities	(3)

Net Change in Unrealized Appreciation (Depreciation)	(5,581)

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,795

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Statements of Changes in Net Assets	PIMCO Balanced Allocation Portfolio

(Amounts in thousands†)	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$6,560	$6,017
Net realized gain (loss)	12,816	7,042
Net change in unrealized appreciation (depreciation)	(5,581)	10,132

Net Increase (Decrease) in Net Assets Resulting from Operations	13,795	23,191

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Administrative Class	(7,000)	(4,601)

Total Distributions(a)	(7,000)	(4,601)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(20,945)	(22,377)

Total Increase (Decrease) in Net Assets	(14,150)	(3,787)

Net Assets:

Beginning of year	163,835	167,622
End of year	$149,685	$163,835

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Balanced Allocation Portfolio	December 31, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 74.5%

CORPORATE BONDS & NOTES 4.0%

BANKING & FINANCE 3.2%

American Express Co.
5.850% due 11/05/2027	$300	$309

Bank of America Corp.
1.658% due 03/11/2027 •	200	193
3.950% due 04/21/2025	200	199

Barclays PLC
4.972% due 05/16/2029 •	200	198

Blackstone Holdings Finance Co. LLC
5.900% due 11/03/2027	200	206

Broadstone Net Lease LLC
2.600% due 09/15/2031	100	83

Brookfield Finance, Inc.
4.850% due 03/29/2029	100	99

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029	100	93

Corebridge Financial, Inc.
3.850% due 04/05/2029	200	191

Credit Suisse AG AT1 Claim	400	50

Deutsche Bank AG
3.035% due 05/28/2032 •	200	171

Discover Financial Services
4.500% due 01/30/2026	100	100

GLP Capital LP
5.250% due 06/01/2025	150	150

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •	400	389

HSBC Holdings PLC
4.583% due 06/19/2029 •	200	196

JPMorgan Chase & Co.
3.782% due 02/01/2028 •	300	294

Lloyds Banking Group PLC
4.450% due 05/08/2025	300	300

LXP Industrial Trust
2.375% due 10/01/2031	300	244

Mitsubishi UFJ Financial Group, Inc.
2.757% due 09/13/2026	200	194

Morgan Stanley
5.644% (SOFRRATE + 1.020%) due 04/13/2028 ~	200	201
5.652% due 04/13/2028 •	100	102

NatWest Group PLC
1.642% due 06/14/2027 •	200	191

Realty Income Corp.
3.100% due 12/15/2029	100	92
4.000% due 07/15/2029	100	96

Sabra Health Care LP
3.900% due 10/15/2029	100	94

Wells Fargo & Co.
3.196% due 06/17/2027 •	100	98
4.150% due 01/24/2029	200	194

		4,727

INDUSTRIALS 0.7%

Air Canada Pass-Through Trust
3.750% due 06/15/2029	59	57

American Airlines Pass-Through Trust
3.500% due 08/15/2033	151	134

British Airways Pass-Through Trust
3.300% due 06/15/2034	234	215

Broadcom, Inc.
3.187% due 11/15/2036	100	80

Choice Hotels International, Inc.
3.700% due 12/01/2029	100	93

Energy Transfer LP
3.900% due 07/15/2026	100	99

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	300	289

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Penske Truck Leasing Co. LP
4.450% due 01/29/2026	$100	$99

Reynolds American, Inc.
4.450% due 06/12/2025	62	62

		1,128

UTILITIES 0.1%

Exelon Corp.
3.950% due 06/15/2025	100	99

ONEOK, Inc.
4.550% due 07/15/2028	100	99

		198

Total Corporate Bonds & Notes (Cost $6,321)		6,053

U.S. GOVERNMENT AGENCIES 14.6%

Fannie Mae
5.369% due 11/25/2046 •	91	89
5.419% due 07/25/2046 •	31	31
5.439% due 09/25/2046 •	35	34
7.086% due 05/01/2038 •	54	56

Freddie Mac
3.500% due 09/01/2047	48	43
4.000% due 08/01/2047	126	117

Uniform Mortgage-Backed Security
2.500% due 06/01/2051 - 09/01/2052	6,160	5,024
3.000% due 10/01/2051 - 01/01/2052	3,635	3,093
3.500% due 11/01/2045 - 09/01/2046	134	121
4.000% due 08/01/2042 - 02/01/2053	1,700	1,571
4.500% due 07/01/2053 - 12/01/2053	2,061	1,941
5.000% due 02/01/2053	2,529	2,449
6.500% due 02/01/2054	88	90

Uniform Mortgage-Backed Security, TBA
3.500% due 02/01/2055	6,700	5,926
4.500% due 02/01/2055	1,400	1,316

Total U.S. Government Agencies (Cost $21,684)		21,901

U.S. TREASURY OBLIGATIONS 10.4%

U.S. Treasury Bonds
1.750% due 08/15/2041	1,100	713
1.875% due 02/15/2041	600	402
2.000% due 11/15/2041	2,000	1,344
2.250% due 05/15/2041	3,400	2,414
2.375% due 02/15/2042	200	142
2.375% due 05/15/2051	2,200	1,384
4.125% due 08/15/2044	1,500	1,358

U.S. Treasury Inflation Protected Securities (a)
1.750% due 01/15/2034	1,540	1,477

U.S. Treasury Notes
0.375% due 09/30/2027	100	90
0.500% due 10/31/2027	100	90
0.625% due 11/30/2027	300	270
0.750% due 01/31/2028	1,400	1,258
3.500% due 09/30/2029	2,000	1,926
4.000% due 06/30/2028	1,800	1,782
4.125% due 10/31/2027	900	897

Total U.S. Treasury Obligations (Cost $19,205)		15,547

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Banc of America Funding Trust
4.550% due 08/27/2036 ~	74	71

BANK
4.165% due 05/15/2061 ~	69	68

Citigroup Mortgage Loan Trust
5.229% due 07/25/2037 ~	32	28

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.500% due 10/25/2036 þ	26	22

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grifonas Finance PLC
3.681% due 08/28/2039 •	EUR	14	$14

Lehman XS Trust
4.853% due 07/25/2047 •		$188	177

Morgan Stanley Capital Trust
3.912% due 09/09/2032		100	88

Total Non-Agency Mortgage-Backed Securities (Cost $482)			468

ASSET-BACKED SECURITIES 1.8%

CMBS OTHER 0.1%

PFP Ltd.
6.315% due 09/17/2039 •		195	197

HOME EQUITY OTHER 1.1%

CIT Mortgage Loan Trust
5.953% due 10/25/2037 •		80	80

Countrywide Asset-Backed Certificates Trust
4.653% due 06/25/2047 •		96	83
4.913% due 05/25/2037 •		465	426

Fremont Home Loan Trust
4.753% due 10/25/2036 •		349	138

GSAMP Trust
5.233% due 07/25/2045 •		66	66

JP Morgan Mortgage Acquisition Corp.
5.038% due 05/25/2035 •		114	112

Long Beach Mortgage Loan Trust
5.503% due 06/25/2035 •		164	159

Morgan Stanley ABS Capital, Inc. Trust
4.583% due 10/25/2036 •		119	105

Option One Mortgage Loan Trust
5.218% due 08/25/2035 •		87	84

Structured Asset Investment Loan Trust
4.798% due 07/25/2036 •		515	296

			1,549

OTHER ABS 0.6%

Crestline Denali CLO Ltd.
6.028% due 10/23/2031 •		139	139

ECMC Group Student Loan Trust
5.433% due 02/27/2068 •		39	39

Navient Student Loan Trust
5.733% due 12/27/2066 •		74	75

Palmer Square Loan Funding Ltd.
5.718% due 10/15/2029 •		67	67

Sound Point CLO Ltd.
6.089% due 07/20/2032 •		300	301

Vibrant CLO Ltd.
5.999% due 07/20/2032 •		280	280

			901

Total Asset-Backed Securities (Cost $2,720)			2,647

SOVEREIGN ISSUES 0.2%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		300	306

Total Sovereign Issues (Cost $298)			306

		SHARES
EXCHANGE-TRADED FUNDS 34.9%

SPDR Portfolio S&P 500 ETF		756,600	52,160

Total Exchange-Traded Funds (Cost $52,883)			52,160

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Schedule of Investments	PIMCO Balanced Allocation Portfolio	(Cont.)

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 8.3%

REPURCHASE AGREEMENTS (c) 8.3%
		$12,400

Total Short-Term Instruments (Cost $12,400)		12,400

Total Investments in Securities (Cost $115,993)		111,482

INVESTMENTS IN AFFILIATES 28.3%

MUTUAL FUNDS (b) 9.5%

PIMCO Income Fund	1,357,421	14,280

Total Mutual Funds (Cost $15,811)		14,280

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 18.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.8%

PIMCO Short-Term Floating NAV Portfolio III	2,882,230	$28,064

Total Short-Term Instruments (Cost $28,033)		28,064

Total Investments in Affiliates (Cost $43,844)		42,344

Total Investments 102.8% (Cost $159,837)		$153,826

Financial Derivative Instruments (d)(e) (0.0)% (Cost or Premiums, net $146)		(40)

Other Assets and Liabilities, net (2.8)%		(4,101)

Net Assets 100.0%		$149,685

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Principal amount of security is adjusted for inflation.

(b)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.550%	12/31/2024	01/02/2025	$12,400	U.S. Treasury Notes 4.250% due 06/30/2029	$(12,630)	$12,400	$12,403

Total Repurchase Agreements						$(12,630)	$12,400	$12,403

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	6.500%	02/01/2055	$ 100	$(102)	$(102)

Total Short Sales (0.1)%				$(102)	$(102)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$12,403	$0	$0	$12,403	$(12,630)	$(227)

Total Borrowings and Other Financing Transactions	$12,403	$0	$0

(1)	Includes accrued interest.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(630) at a weighted average interest rate of 5.396%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Mini MSCI EAFE Index March Futures	03/2025	329	$37,300	$(1,181)	$0	$(38)
U.S. Treasury 2-Year Note March Futures	03/2025	12	2,467	(5)	0	0
U.S. Treasury 10-Year Note March Futures	03/2025	50	5,438	(46)	0	(11)

				$(1,232)	$0	$(49)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	19	$(2,115)	$29	$5	$0

Total Futures Contracts				$(1,203)	$5	$(49)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$460	$(16)	$17	$1	$0	$0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	200	(7)	2	(5)	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	7,500	169	1	170	2	0

Total Swap Agreements					$146	$20	$166	$2	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$5	$2	$7	$0	$(49)	$0	$(49)

Cash of $2,020 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Schedule of Investments	PIMCO Balanced Allocation Portfolio	(Cont.)

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2025	CAD	19		$13	$ 0	$0
BRC	01/2025		$85	TRY	3,110	1	0
MBC	01/2025	EUR	36		$38	1	0

Total Forward Foreign Currency Contracts						$ 2	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BRC	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1
MBC	1	0	0	1	0	0	0	0	1	0	1

Total Over the Counter	$2	$0	$0	$2	$0	$0	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5	$5
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$0	$5	$7

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2	$0	$2

	$0	$2	$0	$2	$5	$9

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$38	$0	$11	$49

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$13,908	$0	$(2)	$13,906
Swap Agreements	0	180	0	0	(1)	179

	$0	$180	$13,908	$0	$(3)	$14,085

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11	$0	$11

	$0	$180	$13,908	$11	$(3)	$14,096

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(4,648)	$0	$18	$(4,630)
Swap Agreements	0	(61)	0	0	0	(61)

	$0	$(61)	$(4,648)	$0	$18	$(4,691)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2	$0	$2

	$0	$(61)	$(4,648)	$2	$18	$(4,689)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,727	$0	$4,727
Industrials	0	1,128	0	1,128
Utilities	0	198	0	198
U.S. Government Agencies	0	21,901	0	21,901
U.S. Treasury Obligations	0	15,547	0	15,547
Non-Agency Mortgage-Backed Securities	0	468	0	468
Asset-Backed Securities
CMBS Other	0	197	0	197
Home Equity Other	0	1,549	0	1,549
Other ABS	0	901	0	901
Sovereign Issues	0	306	0	306
Exchange-Traded Funds	52,160	0	0	52,160
Short-Term Instruments
Repurchase Agreements	0	12,400	0	12,400

	$52,160	$59,322	$0	$111,482

Investments in Affiliates, at Value
Mutual Funds	14,280	0	0	14,280

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$28,064	$0	$0	$28,064

	$42,344	$0	$0	$42,344

Total Investments	$94,504	$59,322	$0	$153,826

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(102)	$0	$(102)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	7	0	7
Over the counter	0	2	0	2

	$0	$9	$0	$9

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(38)	$(11)	$0	$(49)

Total Financial Derivative Instruments	$(38)	$(2)	$0	$(40)

Totals	$94,466	$59,218	$0	$153,684

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Administrative Class shares of the PIMCO Balanced Allocation Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio managers as a team. The financial information in the form of the portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

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obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Notes to Financial Statements	(Cont.)

value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The

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Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Notes to Financial Statements	(Cont.)

NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

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sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Notes to Financial Statements	(Cont.)

funds, which may or may not be registered under the Act (collectively, “Acquired Funds”). The Portfolio may invest in such funds to the extent permitted under the Act. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Income Fund	$13,546	$867	$0	$0	$(133)	$14,280	$870	$0

PIMCO Short-Term Floating NAV Portfolio III	1,121	250,309	(223,400)	4	30	28,064	1,402	0

Totals	$14,667	$251,176	$(223,400)	$4	$(103)	$42,344	$2,272	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Exchange-Traded Funds typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Portfolio (and Underlying PIMCO Funds) would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio (and Underlying PIMCO Funds) bear directly in connection with their own operations. Investments in ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S.

Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants.

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These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date.

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Notes to Financial Statements	(Cont.)

TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net

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assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the

Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

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Notes to Financial Statements	(Cont.)

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in

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the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against

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Notes to Financial Statements	(Cont.)

interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Allocation Risk is the risk that the Portfolio could lose money as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared

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over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	29

Notes to Financial Statements	(Cont.)

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out

30	PIMCO VARIABLE INSURANCE TRUST

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and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	31

Notes to Financial Statements	(Cont.)

or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Administrative Class
0.66%	0.05%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is

32	PIMCO VARIABLE INSURANCE TRUST

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reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2024, there were no recoverable amounts.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Portfolio’s assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

PIMCO has contractually agreed, through May 1, 2025, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to the management fees of series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust indirectly incurred by the Portfolio in connection with its investments in series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, up to a maximum waived amount that is equal to the Portfolio’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statement of

Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, the amount waived and/or reimbursed was $69,502.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$130,863	$140,780	$55,075	$1,245

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	33

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2024		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Administrative Class	14	$123	48	$411
Issued as reinvestment of distributions

Administrative Class	769	7,000	549	4,601
Cost of shares redeemed

Administrative Class	(3,089)	(28,068)	(3,306)	(27,389)

Net increase (decrease) resulting from Portfolio share transactions	(2,306)	$(20,945)	(2,709)	$(22,377)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 100% of the Portfolio. The shareholders are related parties of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Balanced Allocation Portfolio	$1,436	$0	$(6,236)	$(1)	$(7,498)	$0	$0	$(12,299)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments and swap contracts.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly due to organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.

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December 31, 2024

(5)	Capital losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Balanced Allocation Portfolio	$5,082	$2,416

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Balanced Allocation Portfolio	$158,761	$554	$(6,625)	$(6,071)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments and swap contracts.

For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2024			December 31, 2023

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Balanced Allocation Portfolio	$7,000	$0	$0	$4,601	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Balanced Allocation Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Balanced Allocation Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2025

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	BRC	Barclays Bank PLC	MBC	HSBC Bank Plc

BOS	BofA Securities, Inc.

Currency Abbreviations:

CAD	Canadian Dollar	TRY	Turkish New Lira	USD (or $)	United States Dollar

EUR	Euro

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

CDX.EM	Credit Derivatives Index - Emerging Markets	EAFE	Europe, Australasia, and Far East Stock Index	SOFR	Secured Overnight Financing Rate

CDX.IG	Credit Derivatives Index - Investment Grade	S&P 500	Standard & Poor’s 500 Index

Other Abbreviations:

ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	SPDR	Standard & Poor’s Depositary Receipts

ALT	Alternate Loan Trust	MSCI	Morgan Stanley Capital International	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	37

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Balanced Allocation Portfolio

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0884	$0.0000	$0.0000	$0.0884

December 2024	$0.0921	$0.0000	$0.0000	$0.0921

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

38	PIMCO VARIABLE INSURANCE TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2024 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†	163(j) Interest Dividends (000s)†

PIMCO Balanced Allocation Portfolio	0%	0%	$7,000	$0	$4,212

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO Balanced Allocation Portfolio	0%

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	39

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

40	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal — Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	949,229,696.72	37,613,000.38

Kimberley G. Stafford†	952,414,717.16	34,427,979.95

Michael J. Berchtold	950,347,922.59	36,494,774.51

Jennifer Holden Dunbar	951,845,039.31	34,997,657.79

Kym M. Hubbard	950,843,616.44	35,999,080.66

Gary F. Kennedy	947,019,229.39	39,823,467.72

Anne K. Kratky	951,478,646.42	35,364,050.69

Steven Lipiner	949,338,055.21	37,504,641.90

Peter B. McCarthy	946,730,272.43	40,112,424.68

Ronald C. Parker	946,733,280.95	40,109,416.16

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	41

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2025.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including

42	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”). The Board also noted that the Broadridge

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	43

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the five-year period ended March 31, 2024, and underperformed their respective performance indexes over the three- and ten-year periods ended March 31, 2024, and that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their performance index since inception for the period ended March 31, 2024. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any

Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and

44	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	45

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized

46	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	47

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITBALALLFSTMAR_123124

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2024

PIMCO CommodityRealReturn® Strategy Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indexes, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodity futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, disease, embargoes, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO CommodityRealReturn® Strategy Portfolio	06/30/04	04/30/12	11/10/14	06/30/04	02/28/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights	PIMCO CommodityRealReturn® Strategy Portfolio (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

12/31/2024	$5.32	$0.16	$0.07	$0.23	$(0.13)	$0.00	$(0.13)

12/31/2023	6.86	0.17	(0.70)	(0.53)	(1.01)	0.00	(1.01)

12/31/2022	7.71	0.48	0.46	0.94	(1.79)	0.00	(1.79)

12/31/2021	6.03	0.33	1.67	2.00	(0.32)	0.00	(0.32)

12/31/2020	6.39	0.07	(0.07)	0.00	(0.36)	0.00	(0.36)
Class M

12/31/2024	5.29	0.13	0.07	0.20	(0.11)	0.00	(0.11)

12/31/2023	6.82	0.14	(0.69)	(0.55)	(0.98)	0.00	(0.98)

12/31/2022	7.67	0.42	0.48	0.90	(1.75)	0.00	(1.75)

12/31/2021	6.01	0.27	1.69	1.96	(0.30)	0.00	(0.30)

12/31/2020	6.37	0.04	(0.06)	(0.02)	(0.34)	0.00	(0.34)
Administrative Class

12/31/2024	5.35	0.15	0.07	0.22	(0.12)	0.00	(0.12)

12/31/2023	6.89	0.16	(0.70)	(0.54)	(1.00)	0.00	(1.00)

12/31/2022	7.73	0.46	0.47	0.93	(1.77)	0.00	(1.77)

12/31/2021	6.05	0.29	1.70	1.99	(0.31)	0.00	(0.31)

12/31/2020	6.41	0.05	(0.06)	(0.01)	(0.35)	0.00	(0.35)
Advisor Class

12/31/2024	5.46	0.15	0.07	0.22	(0.12)	0.00	(0.12)

12/31/2023	7.01	0.16	(0.72)	(0.56)	(0.99)	0.00	(0.99)

12/31/2022	7.84	0.45	0.49	0.94	(1.77)	0.00	(1.77)

12/31/2021	6.13	0.29	1.73	2.02	(0.31)	0.00	(0.31)

12/31/2020	6.49	0.05	(0.06)	(0.01)	(0.35)	0.00	(0.35)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$5.42	4.34%	$9,992	2.13%	2.29%	0.74%	0.90%	2.91%	227%

5.32	(7.74)	6,140	1.33	1.49	0.74	0.90	2.95	190

6.86	8.79	6,572	1.14	1.35	0.74	0.95	5.96	126

7.71	33.47	9,934	0.79	1.02	0.75	0.98	4.50	197

6.03	1.50	2,976	1.09	1.23	0.74	0.88	1.28	250

5.38	3.73	462	2.58	2.74	1.19	1.35	2.34	227

5.29	(8.10)	549	1.78	1.94	1.19	1.35	2.42	190

6.82	8.42	1,231	1.59	1.80	1.19	1.40	5.29	126

7.67	32.74	691	1.24	1.47	1.20	1.43	3.75	197

6.01	1.08	384	1.54	1.68	1.19	1.33	0.69	250

5.45	4.16	226,109	2.28	2.44	0.89	1.05	2.80	227

5.35	(7.85)	240,652	1.48	1.64	0.89	1.05	2.79	190

6.89	8.76	317,325	1.29	1.50	0.89	1.10	5.69	126

7.73	33.17	302,024	0.94	1.17	0.90	1.13	4.05	197

6.05	1.35	223,298	1.24	1.38	0.89	1.03	1.02	250

5.56	3.97	126,901	2.38	2.54	0.99	1.15	2.70	227

5.46	(7.93)	147,670	1.58	1.74	0.99	1.15	2.69	190

7.01	8.66	188,537	1.39	1.60	0.99	1.20	5.57	126

7.84	33.11	158,636	1.04	1.27	1.00	1.23	3.95	197

6.13	1.23	111,152	1.34	1.48	0.99	1.13	0.91	250

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Consolidated Statement of Assets and Liabilities	PIMCO CommodityRealReturn® Strategy Portfolio	December 31, 2024

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$611,481
Investments in Affiliates	189
Financial Derivative Instruments
Exchange-traded or centrally cleared	755
Over the counter	4,259
Cash	2,211
Deposits with counterparty	2,344
Foreign currency, at value	679
Receivable for investments sold	123,430
Receivable for investments sold on a delayed-delivery basis	58
Receivable for TBA investments sold	52,130
Receivable for Portfolio shares sold	213
Interest and/or dividends receivable	1,329
Dividends receivable from Affiliates	14
Reimbursement receivable from PIMCO	49
Total Assets	799,141

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$8,602
Payable for sale-buyback transactions	253,789
Financial Derivative Instruments
Exchange-traded or centrally cleared	579
Over the counter	1,460
Payable for investments purchased	66,072
Payable for investments in Affiliates purchased	14
Payable for TBA investments purchased	101,346
Deposits from counterparty	3,064
Payable for Portfolio shares redeemed	419
Accrued investment advisory fees	185
Accrued supervisory and administrative fees	91
Accrued distribution fees	27
Accrued servicing fees	29
Total Liabilities	435,677

Commitments and Contingent Liabilities^

Net Assets	$363,464

Net Assets Consist of:

Paid in capital	$436,702
Distributable earnings (accumulated loss)	(73,238)

Net Assets	$363,464

Net Assets:

Institutional Class	$9,992
Class M	462
Administrative Class	226,109
Advisor Class	126,901

Shares Issued and Outstanding:

Institutional Class	1,844
Class M	86
Administrative Class	41,514
Advisor Class	22,832

Net Asset Value Per Share Outstanding(a):

Institutional Class	$5.42
Class M	5.38
Administrative Class	5.45
Advisor Class	5.56

Cost of investments in securities	$623,380
Cost of investments in Affiliates	$189
Cost of foreign currency held	$689
Cost or premiums of financial derivative instruments, net	$1,373

* Includes repurchase agreements of:	$140,800

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations	PIMCO CommodityRealReturn® Strategy Portfolio

Year Ended December 31, 2024
(Amounts in thousands†)

Investment Income:

Interest	$19,274
Dividends from Investments in Affiliates	141
Total Income	19,415

Expenses:

Investment advisory fees	2,304
Supervisory and administrative fees	1,131
Distribution and/or servicing fees - Class M	2
Distribution and/or servicing fees - Administrative Class	356
Distribution and/or servicing fees - Advisor Class	344
Trustee fees	14
Interest expense	5,306
Total Expenses	9,457
Waiver and/or Reimbursement by PIMCO	(607)
Net Expenses	8,850

Net Investment Income (Loss)	10,565

Net Realized Gain (Loss):

Investments in securities	(4,161)
Investments in Affiliates	8
Exchange-traded or centrally cleared financial derivative instruments	(559)
Over the counter financial derivative instruments	3,271
Short sales	(114)
Foreign currency	(37)

Net Realized Gain (Loss)	(1,592)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	1,321
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	1,039
Over the counter financial derivative instruments	3,795
Foreign currency assets and liabilities	222

Net Change in Unrealized Appreciation (Depreciation)	6,376

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,349

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Consolidated Statements of Changes in Net Assets	PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands†)	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$10,565	$12,105
Net realized gain (loss)	(1,592)	(88,350)
Net change in unrealized appreciation (depreciation)	6,376	38,077

Net Increase (Decrease) in Net Assets Resulting from Operations	15,349	(38,168)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(165)	(959)
Class M	(9)	(174)
Administrative Class	(5,188)	(44,591)
Advisor Class	(2,775)	(26,127)

Total Distributions(a)	(8,137)	(71,851)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(38,759)	(8,635)

Total Increase (Decrease) in Net Assets	(31,547)	(118,654)

Net Assets:

Beginning of year	395,011	513,665
End of year	$363,464	$395,011

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Cash Flows	PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands†)	Year Ended December 31, 2024

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$15,349

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(1,066,910)
Proceeds from sales of long-term securities	991,566
(Purchases) Proceeds from sales of short-term portfolio investments, net	144,076
(Increase) decrease in deposits with counterparty	489
(Increase) decrease in receivable for investments sold	208,940
(Increase) decrease in interest and/or dividends receivable	(165)
(Increase) decrease in dividends receivable from Affiliates	10
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	209
Proceeds from (Payments on) over the counter financial derivative instruments	3,072
(Increase) decrease in reimbursement receivable from PIMCO	3
Increase (decrease) in payable for investments purchased	(104,848)
Increase (decrease) in deposits from counterparty	(2,927)
Increase (decrease) in accrued investment advisory fees	(21)
Increase (decrease) in accrued supervisory and administrative fees	(11)
Increase (decrease) in accrued distribution fees	(6)
Increase (decrease) in accrued servicing fees	(3)
Proceeds from (Payments on) short sales transactions, net	(114)
Proceeds from (Payments on) foreign currency transactions	(21)
Net Realized (Gain) Loss
Investments in securities	4,161
Investments in Affiliates	(8)
Exchange-traded or centrally cleared financial derivative instruments	559
Over the counter financial derivative instruments	(3,271)
Short sales	114
Foreign currency	37
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(1,321)
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	(1,039)
Over the counter financial derivative instruments	(3,795)
Foreign currency assets and liabilities	(222)
Net amortization (accretion) on investments	(1,303)

Net Cash Provided by (Used for) Operating Activities	182,601

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	58,907
Payments on shares redeemed	(105,954)
Cash distributions paid*	0
Proceeds from reverse repurchase agreements	8,808
Proceeds from sale-buyback transactions	4,407,588
Payments on sale-buyback transactions	(4,549,781)

Net Cash Received from (Used for) Financing Activities	(180,432)

Net Increase (Decrease) in Cash and Foreign Currency	2,169

Cash and Foreign Currency:

Beginning of year	721
End of year	$2,890

* Reinvestment of distributions	$8,137

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$5,342

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Portfolio has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 168.2%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%

UBS Group AG
0.650% due 01/14/2028 •	EUR	100	$99
7.750% due 03/01/2029 •		100	118

Total Corporate Bonds & Notes (Cost $206)			217

U.S. GOVERNMENT AGENCIES 13.7%

Fannie Mae
5.033% due 05/25/2042 •		$1	1
6.128% due 10/01/2044 •		1	1
6.405% due 11/01/2035 •		3	3
6.534% due 01/01/2036 •		9	9
6.706% due 05/25/2035 ~		5	5
7.019% due 11/01/2034 •		4	4
7.529% due 07/01/2035 •		3	3

Freddie Mac
5.162% due 09/15/2042 •		223	219
5.319% due 07/15/2044 •		124	125
6.025% due 02/25/2045 •		18	17
6.406% due 01/01/2034 •		1	1
6.901% due 10/01/2036 •		11	11
7.253% due 09/01/2036 •		13	13
7.340% due 07/01/2036 •		38	39

Ginnie Mae
5.461% due 08/20/2068 •		296	296
6.522% due 04/20/2067 •		184	186

Ginnie Mae, TBA
3.500% due 02/01/2055		11,200	10,014

U.S. Small Business Administration
5.510% due 11/01/2027		21	21

Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2055		11,028	10,084
4.500% due 02/01/2055		13,900	13,069
5.500% due 02/01/2055		3,300	3,254
6.000% due 02/01/2055		9,500	9,536
6.500% due 02/01/2055		2,900	2,958

Total U.S. Government Agencies (Cost $49,812)			49,869

U.S. TREASURY OBLIGATIONS 97.1%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2025		3,771	3,728
0.125% due 04/15/2026		21,317	20,809
0.125% due 07/15/2026 (g)		48,225	47,106
0.125% due 10/15/2026		6,619	6,436
0.125% due 04/15/2027 (i)		15,540	14,898
0.125% due 01/15/2030		3,313	3,010
0.125% due 07/15/2030 (k)		1,207	1,088
0.250% due 07/15/2029		2,592	2,401
0.375% due 07/15/2025		3,062	3,043
0.375% due 01/15/2027		21,314	20,670
0.375% due 07/15/2027		16,492	15,918
0.500% due 01/15/2028 (g)		25,885	24,751
0.625% due 01/15/2026		14,122	13,929
0.625% due 07/15/2032 (g)(k)		109	97
0.625% due 02/15/2043		206	151
0.750% due 07/15/2028		5,634	5,412
0.875% due 01/15/2029		12,251	11,700
1.000% due 02/15/2046		2,798	2,109
1.250% due 04/15/2028 (g)		31,572	30,768
1.375% due 07/15/2033		6,860	6,420
1.375% due 02/15/2044		135	113
1.625% due 10/15/2027 (g)		42,358	42,112
1.625% due 10/15/2029		4,213	4,144
1.750% due 01/15/2028		1,767	1,755
1.750% due 01/15/2034		2,259	2,167
1.875% due 07/15/2034 (g)		13,078	12,676
2.125% due 04/15/2029 (g)		22,962	22,997
2.125% due 02/15/2040 (k)		336	324
2.125% due 02/15/2054 (k)		103	95
2.375% due 10/15/2028 (g)		28,341	28,787
2.500% due 01/15/2029		2,411	2,454

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.875% due 04/15/2029		$144	$155
3.875% due 04/15/2029 (g)(k)		724	777

Total U.S. Treasury Obligations (Cost $357,640)			353,000

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%

Alliance Bancorp Trust
4.933% due 07/25/2037 •		113	96

Banc of America Mortgage Trust
5.598% due 06/25/2035 ~		12	10
5.761% due 11/25/2035 ~		5	4

Bear Stearns Adjustable Rate Mortgage Trust
4.770% due 07/25/2036 ~		17	14
4.875% due 03/25/2035 ~		18	17
7.108% due 01/25/2035 ~		27	27

Citigroup Mortgage Loan Trust
4.959% due 09/25/2037 ~		90	82

Countrywide Alternative Loan Trust
4.680% due 12/20/2046 •		479	409
4.693% due 06/25/2036 •		280	248
5.000% due 07/25/2035		37	20
6.000% due 02/25/2037		118	50

Countrywide Home Loan Mortgage Pass-Through Trust
5.258% due 10/20/2035 ~		643	603

Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.603% due 09/29/2036 •		72	71
5.169% due 10/26/2036 ~		24	21

Eurosail PLC
5.796% due 06/13/2045 •	GBP	71	89

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		$37	14
6.288% due 06/25/2034 ~		2	2

GreenPoint Mortgage Funding Trust
4.813% due 09/25/2046 •		64	58
4.993% due 11/25/2045 •		3	3

GSR Mortgage Loan Trust
6.922% due 01/25/2035 ~		5	4

HarborView Mortgage Loan Trust
4.961% due 03/19/2036 •		16	15

IndyMac INDA Mortgage Loan Trust
5.866% due 11/25/2035 ~		5	5

JP Morgan Mortgage Trust
5.742% due 02/25/2035 ~		12	12
6.831% due 07/25/2035 ~		4	4
6.896% due 08/25/2035 ~		10	9

MASTR Adjustable Rate Mortgages Trust
6.415% due 11/21/2034 ~		5	4

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.252% due 09/15/2030 •		7	7

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		448	428

Residential Accredit Loans, Inc. Trust
5.791% due 10/25/2037 ~		20	16
6.185% due 09/25/2045 •		38	31

Residential Asset Securitization Trust
4.853% due 05/25/2035 •		49	30

Sequoia Mortgage Trust
4.885% due 07/20/2036 •		41	36

Structured Adjustable Rate Mortgage Loan Trust
6.225% due 01/25/2035 •		5	4
7.203% due 02/25/2034 ~		2	2

Structured Asset Mortgage Investments Trust
4.873% due 04/25/2036 •		3	2
5.141% due 10/19/2034 •		4	3

WaMu Mortgage Pass-Through Certificates Trust
5.011% due 12/25/2035 ~		26	23
5.595% due 05/25/2047 •		85	71

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		9	8

Total Non-Agency Mortgage-Backed Securities (Cost $2,672)			2,552

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 8.1%

CMBS OTHER 0.9%

Arbor Realty Commercial Real Estate Notes Ltd.
6.048% due 01/15/2037 •	$867	$868

BPCRE Ltd.
6.775% due 01/16/2037 •	105	105

LoanCore Issuer Ltd.
6.148% due 01/17/2037 •	524	528

MF1 LLC
6.516% due 06/19/2037 •	694	695

TPG Real Estate Finance Issuer Ltd.
6.032% due 02/15/2039 •	387	390

VMC Finance LLC
6.500% due 02/18/2039 •	477	478

		3,064

HOME EQUITY OTHER 1.1%

ABFC Trust
4.733% due 10/25/2036 •	611	555

Argent Mortgage Loan Trust
4.933% due 05/25/2035 •	52	46

Argent Securities Trust
4.753% due 07/25/2036 •	214	187
4.773% due 05/25/2036 •	546	130

CIT Mortgage Loan Trust
5.953% due 10/25/2037 •	478	481

Citigroup Mortgage Loan Trust
4.913% due 12/25/2036 •	34	23

Countrywide Asset-Backed Certificates Trust
4.643% due 11/25/2037 •	388	362
4.953% due 03/25/2037 •	79	74
5.193% due 08/25/2047 •	80	77
5.653% due 10/25/2035 •	7	7

Credit-Based Asset Servicing & Securitization LLC
4.822% due 07/25/2037 •	8	5
4.922% due 07/25/2037 •	33	21

Ellington Loan Acquisition Trust
5.553% due 05/25/2037 •	15	15

Fremont Home Loan Trust
4.723% due 10/25/2036 •	75	67

GSAA Home Equity Trust
6.720% due 03/25/2046 þ	36	19

GSAMP Trust
4.523% due 12/25/2036 •	41	20
5.428% due 03/25/2035 •	64	60

Home Equity Asset Trust
5.128% due 02/25/2036 •	196	191

JP Morgan Mortgage Acquisition Trust
4.663% due 10/25/2036 •	12	12

Long Beach Mortgage Loan Trust
4.693% due 08/25/2036 •	462	181

MASTR Asset-Backed Securities Trust
4.753% due 10/25/2036 •	160	52

Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ~	42	24
6.410% due 11/25/2036 þ	666	148

New Century Home Equity Loan Trust
5.218% due 02/25/2035 •	65	64

Renaissance Home Equity Loan Trust
5.553% due 09/25/2037 •	883	364

Residential Asset Securities Corp. Trust
4.913% due 06/25/2036 •	133	129
4.948% due 04/25/2036 •	33	33

Saxon Asset Securities Trust
4.763% due 09/25/2037 •	76	72

Securitized Asset-Backed Receivables LLC Trust
4.753% due 07/25/2036 •	266	104
4.773% due 07/25/2036 •	128	44

Soundview Home Loan Trust
4.653% due 06/25/2037 •	516	352

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp. Mortgage Loan Trust
6.167% due 04/25/2035 •		$22	$22

			3,941

WHOLE LOAN COLLATERAL 0.6%

Citigroup Mortgage Loan Trust
4.948% due 10/25/2036 •		400	391

IndyMac INDB Mortgage Loan Trust
4.593% due 07/25/2036 •		214	69

Lehman XS Trust
4.404% due 06/25/2036 þ		75	72
4.773% due 05/25/2036 •		62	52
6.753% due 12/25/2037 •		322	304

Securitized Asset-Backed Receivables LLC Trust
4.893% due 10/25/2036 •		3,727	1,233
4.953% due 05/25/2036 •		422	215

			2,336

OTHER ABS 5.5%

ACAS CLO Ltd.
5.784% due 10/18/2028 •		26	26

American Money Management Corp. CLO Ltd.
5.733% due 11/10/2030 •		34	34

Arbour CLO DAC
4.320% due 11/15/2037 •	EUR	1,000	1,036

Atlas Senior Loan Fund Ltd.
5.973% due 04/22/2031 •		$242	243

Barings CLO Ltd.
5.869% due 01/20/2031 •		323	324

Blackrock European CLO DAC
3.804% due 10/15/2031 •	EUR	399	413

Carlyle Euro CLO DAC
3.884% due 01/15/2031 •		560	580

Carlyle Global Market Strategies Euro CLO DAC
3.773% due 11/15/2031 ~		692	716

CIFC European Funding CLO DAC
4.234% due 01/15/2034 •		1,000	1,037

Crestline Denali CLO Ltd.
6.028% due 10/23/2031 •		$139	139

CVC Cordatus Loan Fund DAC
3.516% due 09/15/2031 •	EUR	342	354
3.834% due 10/15/2031 •		662	686

Denali Capital CLO Ltd.
5.968% due 04/15/2031 •		$188	188

Dryden CLO Ltd.
5.897% due 01/17/2033 •		400	401

Dryden Euro CLO DAC
3.883% due 05/15/2034 •	EUR	347	359
4.188% due 10/18/2034 •		1,900	1,962

Dryden Senior Loan Fund
5.818% due 04/15/2029 •		$166	166

Elevation CLO Ltd.
5.467% due 07/25/2034 •(a)		500	500

Euro-Galaxy CLO DAC
3.718% due 04/24/2034 •	EUR	499	515

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Galaxy CLO Ltd.
5.888% due 10/15/2030 •		$115	$116

Harvest CLO DAC
3.899% due 10/20/2031 •	EUR	444	459

LCM LP
6.048% due 10/15/2031 •		$314	315

LCM Ltd.
5.949% due 01/20/2031 •		145	145
5.988% due 04/15/2031 •		490	491

Madison Park Euro Funding DAC
3.929% due 01/15/2032 •	EUR	696	719

Madison Park Funding Ltd.
5.812% due 10/18/2030 •		$433	434
5.849% due 07/27/2031 •		768	769

OAK Hill European Credit Partners DAC
3.959% due 10/20/2031 ~	EUR	219	227

Palmer Square European Loan Funding DAC
3.904% due 10/15/2031 •		333	345

SLM Student Loan Trust
5.995% due 10/25/2064 •		$219	219

Sound Point CLO Ltd.
5.859% due 10/20/2030 •		439	439
5.867% due 07/25/2030 •		146	146

Steele Creek CLO Ltd.
5.928% due 04/15/2031 •		797	799

Symphony Static CLO Ltd.
5.717% due 10/25/2029 •		185	185

Tikehau CLO DAC
4.084% due 10/15/2031 •	EUR	850	881

Venture CLO Ltd.
5.775% due 09/07/2030 •		$211	212
6.009% due 04/20/2032 •		660	662
6.011% due 07/30/2032 •		300	301

Verdelite Static CLO Ltd.
5.747% due 07/20/2032 •		1,938	1,942

Voya CLO Ltd.
5.898% due 06/07/2030 •		139	139

Voya Euro CLO DAC
4.144% due 07/15/2035 •	EUR	400	414

			20,038

Total Asset-Backed Securities (Cost $31,675)			29,379

SOVEREIGN ISSUES 9.2%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (c)	BRL	21,700	3,410
0.000% due 07/01/2025 (c)		16,700	2,536
0.000% due 10/01/2025 (c)		6,600	963

Canada Government Bond
4.250% due 12/01/2026 (d)	CAD	1,105	815

France Government International Bond
0.100% due 03/01/2026 (d)	EUR	2,767	2,849
0.100% due 07/25/2031 (d)		3,133	3,075

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		733	724
1.400% due 05/26/2025 (d)		9,607	9,935
1.800% due 05/15/2036 (d)		306	315

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	372,665	$2,462
0.100% due 03/10/2029 (d)		925,233	6,130

Mexico Government International Bond
4.000% due 08/24/2034 (d)	MXN	5,841	249

Total Sovereign Issues (Cost $38,376)			33,463

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Bank of America Corp.
5.875% due 03/15/2028 •(e)		230,000	231

Total Preferred Securities (Cost $230)			231

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 39.2%

REPURCHASE AGREEMENTS (f) 38.7%
			140,800

U.S. TREASURY BILLS 0.5%
4.440% due 02/06/2025 - 03/20/2025 (b)(c)(k)		$1,982	1,970

Total Short-Term Instruments (Cost $142,769)			142,770

Total Investments in Securities (Cost $623,380)			611,481

		SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III		19,374	189

Total Short-Term Instruments (Cost $189)			189

Total Investments in Affiliates (Cost $189)			189

Total Investments 168.3% (Cost $623,569)			$611,670

Financial Derivative Instruments (h)(j) 0.8% (Cost or Premiums, net $1,373)			2,975

Other Assets and Liabilities, net (69.1)%			(251,181)

Net Assets 100.0%			$363,464

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.550%	12/31/2024	01/02/2025	$11,100	U.S. Treasury Notes 4.250% due 06/30/2029	$(11,306)	$11,100	$11,103
	4.550	01/02/2025	01/03/2025	65,400	U.S. Treasury Notes 4.250% due 02/28/2029	(66,701)	65,400	65,400
	4.650	12/31/2024	01/02/2025	100	U.S. Treasury Notes 4.250% due 02/28/2029	(102)	100	100
DEU	4.700	12/31/2024	01/02/2025	64,100	U.S. Treasury Inflation Protected Securities 1.625% due 10/15/2027	(65,454)	64,100	64,117
SAL	4.570	01/02/2025	01/03/2025	100	U.S. Treasury Notes 4.125% due 09/30/2027	(104)	100	100

Total Repurchase Agreements						$(143,667)	$140,800	$140,820

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
MYI	0.200%	12/18/2024	03/18/2025	JPY (1,353,420)	$(8,602)

Total Reverse Repurchase Agreements					$(8,602)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	4.660%	12/31/2024	01/02/2025	$(1,381)	$(1,382)
	4.800	12/30/2024	01/03/2025	(1,969)	(1,970)
BOS	4.870	12/31/2024	01/03/2025	(788)	(788)
BPG	4.580	12/23/2024	01/07/2025	(126,098)	(126,258)
	4.750	01/02/2025	01/03/2025	(77,097)	(77,097)
	4.930	01/03/2025	01/06/2025	(46,295)	(46,294)

Total Sale-Buyback Transactions					$(253,789)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$76,603	$0	$0	$76,603	$(78,109)	$(1,506)
DEU	64,117	0	0	64,117	(65,454)	(1,337)
MYI	0	(8,602)	0	(8,602)	8,591	(11)
SAL	100	0	0	100	(104)	(4)

Master Securities Forward Transaction Agreement
BCY	0	0	(3,352)	(3,352)	3,315	(37)
BOS	0	0	(788)	(788)	780	(8)
BPG	0	0	(249,649)	(249,649)	249,063	(586)
BPS	0	0	0	0	223	223

Total Borrowings and Other Financing Transactions	$140,820	$(8,602)	$(253,789)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$(8,602)	$0	$(8,602)

Total	$0	$0	$(8,602)	$0	$(8,602)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(253,789)	0	0	(253,789)

Total	$0	$(253,789)	$0	$0	$(253,789)

Total Borrowings	$0	$(253,789)	$(8,602)	$0	$(262,391)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(262,391)

(g)	Securities with an aggregate market value of $261,971 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(95,289) at a weighted average interest rate of 5.191%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(110) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - NYMEX Crude Oil June 2025 Futures	$60.000	05/15/2025	12	$12	$34	$20

Total Purchased Options					$34	$20

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Crude Oil June 2025 Futures	$75.000	05/15/2025	12	12	$(31)	$(34)
Call - NYMEX Crude Oil March 2025 Futures	80.000	02/14/2025	10	10	(7)	(5)

Total Written Options					$(38)	$(39)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2026	267	$67,743	$21	$28	$0
Arabica Coffee July Futures	07/2025	2	231	5	0	(2)
Arabica Coffee May Futures	05/2025	1	118	1	1	0
Australia Government 10-Year Bond March Futures	03/2025	67	4,681	(62)	34	(29)
Brent Crude August Futures	06/2025	3	219	(1)	2	0
Brent Crude December Futures	10/2026	8	558	9	4	0
Brent Crude July Futures	05/2025	8	586	(3)	5	0
Brent Crude June Futures	04/2025	9	662	11	6	0
Brent Crude March Futures	01/2025	3	224	3	2	0
Brent Crude October Futures	08/2025	10	723	19	6	0
Brent Crude September Futures	07/2025	10	726	12	6	0
California Carbon Allowance December Futures	12/2025	311	11,292	(979)	25	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Cocoa March Futures	03/2025	2	$234	$102	$3	$0
Copper March Futures	03/2025	2	201	(7)	0	(3)
Corn July Futures	07/2025	12	281	7	3	0
Corn May Futures	05/2025	3	70	3	1	0
Euro-Bobl March Futures	03/2025	34	4,151	(29)	7	0
Euro-BTP March Futures	03/2025	46	5,717	(64)	6	0
European Climate Exchange March Futures	03/2025	7	519	19	10	0
Gold 100 oz. April Futures	04/2025	1	267	0	2	0
Hard Red Winter Wheat March Futures	03/2025	39	1,091	(26)	7	0
Hard Red Winter Wheat May Futures	05/2025	6	170	1	1	0
Henry Hub Natural Gas March Futures	02/2030	2	17	0	0	0
Henry Hub Natural Gas March Futures	02/2031	1	8	0	0	0
Henry Hub Natural Gas April Futures	03/2030	2	15	(2)	0	0
Henry Hub Natural Gas April Futures	03/2031	1	7	(1)	0	0
Henry Hub Natural Gas August Futures	07/2030	2	16	(1)	0	(1)
Henry Hub Natural Gas August Futures	07/2031	1	8	(1)	0	0
Henry Hub Natural Gas December Futures	11/2030	2	20	3	0	0
Henry Hub Natural Gas December Futures	11/2031	1	10	1	0	0
Henry Hub Natural Gas February Futures	01/2030	2	21	4	0	0
Henry Hub Natural Gas February Futures	01/2031	1	10	1	0	0
Henry Hub Natural Gas January Futures	12/2029	2	22	5	0	0
Henry Hub Natural Gas January Futures	12/2030	1	11	2	0	0
Henry Hub Natural Gas July Futures	06/2030	2	16	(1)	0	(1)
Henry Hub Natural Gas July Futures	06/2031	1	8	(1)	0	0
Henry Hub Natural Gas June Futures	05/2030	2	16	(1)	0	(1)
Henry Hub Natural Gas June Futures	05/2031	1	7	(1)	0	0
Henry Hub Natural Gas May Futures	04/2030	2	15	(2)	0	0
Henry Hub Natural Gas May Futures	04/2031	1	7	(1)	0	0
Henry Hub Natural Gas November Futures	10/2030	2	18	1	0	(1)
Henry Hub Natural Gas November Futures	10/2031	1	9	0	0	0
Henry Hub Natural Gas October Futures	09/2030	2	16	(1)	0	(1)
Henry Hub Natural Gas October Futures	09/2031	1	8	0	0	0
Henry Hub Natural Gas September Futures	08/2030	2	16	(1)	0	(1)
Henry Hub Natural Gas September Futures	08/2031	1	8	(1)	0	0
Iron Ore February Futures	02/2025	9	90	(1)	0	0
Iron Ore March Futures	03/2025	59	590	(7)	2	0
Live Cattle April Futures	04/2025	9	699	10	5	0
Live Cattle February Futures	02/2025	2	153	3	1	0
Natural Gas April Futures	03/2025	5	154	10	0	(7)
Natural Gas February Futures	01/2026	2	61	5	2	0
Natural Gas January Futures	12/2025	2	68	6	2	0
Natural Gas July Futures	06/2025	2	70	2	0	(2)
Natural Gas March Futures	02/2025	65	2,014	180	0	(114)
Natural Gas March Futures	02/2026	2	65	3	2	0
Natural Gas March Futures	02/2026	4	151	3	0	(3)
Natural Gas October Futures	09/2025	15	543	31	0	(13)
New York Harbor June Futures	05/2025	4	375	9	2	0
New York Harbor March Futures	02/2025	4	385	11	2	0
RBOB Gasoline April Futures	03/2025	4	374	1	4	0
RBOB Gasoline December Futures	11/2025	3	237	1	2	0
RBOB Gasoline September Futures	08/2025	3	265	6	2	0
Silver March Futures	03/2025	5	731	(54)	0	(4)
SINGM92U vs. BR1STL February Futures	02/2025	1	8	2	0	0
SINGM92U vs. BR1STL March Futures	03/2025	1	8	2	0	0
Soybean March Futures	03/2025	21	1,061	(2)	20	0
Soybean Meal March Futures	03/2025	61	1,933	113	31	0
Soybean November Futures	11/2025	1	51	1	1	0
Sugar No. 11 July Futures	06/2025	7	137	(7)	0	0
Sugar No. 11 May Futures	04/2025	2	40	(5)	0	0
U.S. Treasury 5-Year Note March Futures	03/2025	166	17,647	(94)	0	(16)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	35	4,162	(149)	0	(15)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	46	5,120	(60)	0	(12)
UK Natural Gas March Futures	02/2025	5	233	7	7	0
WTI Crude August Futures	07/2025	10	695	23	6	0
WTI Crude December Futures	11/2026	1	66	1	0	0
WTI Crude July Futures	06/2025	10	698	9	7	0
WTI Crude October Futures	09/2025	5	344	4	3	0
WTI Crude September Futures	08/2025	18	1,245	19	11	0
Zinc March Futures	03/2025	3	224	(2)	2	(3)

				$(875)	$273	$(229)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2025	267	$(67,805)	$(84)	$3	$(7)
Aluminum March Futures	03/2025	4	(255)	7	7	0
Brent Crude April Futures	02/2025	4	(297)	(1)	0	(3)
Brent Crude December Futures	10/2025	8	(574)	(13)	0	(5)
Brent Crude December Futures	10/2027	6	(413)	(2)	0	(2)
Brent Crude February Futures	12/2025	5	(356)	(8)	0	(3)
Brent Crude January Futures	11/2025	5	(358)	(4)	0	(3)
Brent Crude May Futures	03/2025	5	(369)	(8)	0	(3)
Brent Crude November Futures	09/2025	4	(288)	4	0	(2)
Brent Dubai Swap June Futures	06/2025	1	(1)	0	0	0
Brent Dubai Swap March Futures	03/2025	1	0	1	0	0
Corn December Futures	12/2025	3	(67)	0	0	(1)
Corn March Futures	03/2025	89	(2,040)	(142)	0	(28)
Cotton No. 2 July Futures	07/2025	8	(282)	5	0	0
Cotton No. 2 March Futures	03/2025	9	(308)	16	0	0
Cotton No. 2 May Futures	05/2025	2	(69)	3	0	0
Euro-Bund March Futures	03/2025	28	(3,870)	66	0	(12)
Euro-Buxl 30-Year Bond March Futures	03/2025	7	(962)	51	0	(9)
Euro-Oat March Futures	03/2025	103	(13,166)	241	0	(16)
Euro-Schatz March Futures	03/2025	62	(6,871)	16	0	(2)
Gas Oil June Futures	06/2025	15	(1,014)	(6)	0	(4)
Gas Oil March Futures	03/2025	5	(344)	(8)	0	(2)
Gold 100 oz. February Futures	02/2025	9	(2,377)	56	0	(21)
Hard Red Winter Wheat July Futures	07/2025	19	(547)	6	0	(3)
Henry Hub Natural Gas April Futures	03/2026	1	(9)	0	0	0
Henry Hub Natural Gas August Futures	07/2026	1	(9)	(1)	0	0
Henry Hub Natural Gas December Futures	11/2026	1	(11)	(2)	0	0
Henry Hub Natural Gas February Futures	01/2026	1	(11)	(2)	0	0
Henry Hub Natural Gas January Futures	12/2025	1	(12)	(3)	0	0
Henry Hub Natural Gas July Futures	06/2026	1	(9)	(1)	0	0
Henry Hub Natural Gas June Futures	05/2026	1	(9)	0	0	0
Henry Hub Natural Gas March Futures	02/2026	1	(9)	(1)	0	0
Henry Hub Natural Gas May Futures	04/2026	1	(9)	0	0	0
Henry Hub Natural Gas November Futures	10/2026	1	(10)	(1)	0	0
Henry Hub Natural Gas October Futures	09/2026	1	(10)	(1)	0	0
Henry Hub Natural Gas September Futures	08/2026	1	(9)	(1)	0	0
Lead March Futures	03/2025	6	(292)	11	11	0
Lean Hogs April Futures	04/2025	15	(519)	21	3	0
Lean Hogs February Futures	02/2025	4	(130)	5	1	0
Natural Gas August Futures	07/2025	2	(74)	(9)	0	(2)
Natural Gas February Futures	01/2025	53	(1,925)	(175)	161	0
Natural Gas January Futures	12/2025	19	(885)	(46)	10	0
Natural Gas July Futures	06/2025	2	(74)	(9)	0	(2)
Natural Gas May Futures	04/2025	7	(221)	(14)	9	0
Natural Gas September Futures	08/2025	2	(71)	(9)	0	(1)
Nickel March Futures	03/2025	3	(275)	8	8	0
Palladium March Future	03/2025	1	(91)	13	0	(1)
Platinum April Futures	04/2025	4	(182)	11	2	0
RBOB Gasoline June Futures	05/2025	6	(557)	(3)	0	(6)
RBOB Gasoline October Futures	09/2025	3	(246)	(4)	0	(2)
Robusta Coffee March Futures	03/2025	4	(195)	0	2	0
Robusta Coffee May Futures	05/2025	2	(96)	1	1	0
Short Euro-BTP Italy Government Bond March Futures	03/2025	81	(9,013)	9	1	0
SNG KEROS vs. SNG GA April Futures	04/2025	1	1	1	0	0
SNG KEROS vs. SNG GA August Futures	08/2025	1	1	0	0	0
SNG KEROS vs. SNG GA July Futures	07/2025	1	1	0	0	0
SNG KEROS vs. SNG GA June Futures	06/2025	1	1	0	0	0
SNG KEROS vs. SNG GA March Futures	03/2025	1	1	0	0	0
SNG KEROS vs. SNG GA May Futures	05/2025	1	1	1	0	0
SNG KEROS vs. SNG GA September Futures	09/2025	1	1	0	0	0
Soybean July Futures	07/2025	5	(259)	(6)	0	(5)
Soybean May Futures	05/2025	1	(51)	(1)	0	(1)
Soybean Meal July Futures	07/2025	8	(262)	(17)	0	(4)
Soybean Meal May Futures	05/2025	2	(65)	(2)	0	(1)
Soybean Oil July Futures	07/2025	4	(98)	1	0	0
Soybean Oil March Futures	03/2025	7	(170)	20	0	0
Soybean Oil May Futures	05/2025	1	(24)	1	0	0
U.S. Treasury 2-Year Note March Futures	03/2025	403	(82,861)	(50)	6	0
U.S. Treasury 10-Year Note March Futures	03/2025	9	(979)	10	2	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Long-Term Bond March Futures	03/2025	242	$(27,550)	$733	$61	$0
Wheat July Futures	07/2025	5	(142)	(3)	0	(1)
Wheat March Futures	03/2025	32	(882)	67	0	(5)
Wheat May Futures	05/2025	2	(56)	(2)	0	0
WTI Crude April Futures	03/2025	5	(354)	(14)	0	(3)
WTI Crude December Futures	11/2025	6	(409)	7	0	(4)
WTI Crude February Futures	01/2025	1	(72)	(2)	0	(1)
WTI Crude February Futures	01/2026	3	(203)	(3)	0	(2)
WTI Crude January Futures	12/2025	6	(407)	(5)	0	(3)
WTI Crude June Futures	05/2025	24	(1,684)	(34)	0	(16)
WTI Crude March Futures	02/2025	7	(499)	(7)	0	(5)
WTI Crude May Futures	04/2025	6	(423)	(8)	0	(4)
WTI Crude November Futures	10/2025	5	(343)	(4)	0	(3)

				$676	$288	$(198)

Total Futures Contracts				$(199)	$561	$(427)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	14,300	$172	$(224)	$(52)	$9	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	195,330	5	10	15	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		640,000	(27)	53	26	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		309,000	27	25	52	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$5,220	(9)	6	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		1,500	(104)	(9)	(113)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		1,590	(108)	(10)	(118)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		10,300	(300)	(666)	(966)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		1,850	445	172	617	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		1,400	350	128	478	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		6,700	506	877	1,383	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,300	61	136	197	3	0
Pay(1)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	42,775	293	302	595	124	0
Receive(1)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		12,549	27	(326)	(299)	0	(60)
Receive	6-Month EUR-EURIBOR	3.475	Annual	02/26/2025		72,600	15	31	46	0	(2)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		700	(45)	19	(26)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		1,600	(106)	45	(61)	2	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		900	(60)	27	(33)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		1,600	(88)	46	(42)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		700	(39)	21	(18)	1	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		900	426	(40)	386	0	(3)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		950	449	(42)	407	0	(3)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		1,800	850	(80)	770	0	(5)
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,100	23	(7)	16	0	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		100	1	0	1	0	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		130	(28)	4	(24)	0	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		140	(1)	(4)	(5)	0	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,500	(1)	(51)	(52)	0	(4)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,200	(2)	(14)	(16)	0	(1)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		80	(3)	4	1	0	0
Pay	CPTFEMU	1.945	Maturity	11/15/2048		100	(23)	9	(14)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		200	(9)	19	10	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		700	(28)	65	37	1	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	(8)	18	10	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		230	(19)	21	2	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		700	22	61	83	1	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		600	46	51	97	1	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		400	34	34	68	0	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		300	32	26	58	0	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		200	16	17	33	0	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	40	34	74	0	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		$130	10	2	12	0	0
Pay	CPURNSA	2.102	Maturity	07/20/2027		1,800	(215)	(24)	(239)	0	(1)
Pay	CPURNSA	2.080	Maturity	07/25/2027		1,300	(158)	(18)	(176)	0	0
Pay	CPURNSA	2.122	Maturity	08/01/2027		1,900	(223)	(26)	(249)	0	(1)
Receive	CPURNSA	1.794	Maturity	08/24/2027		600	89	8	97	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		300	44	4	48	0	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		300	42	4	46	0	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	CPURNSA	2.180%	Maturity	09/20/2027		$650	$(74)	$(8)	$(82)	$0	$0
Pay	CPURNSA	2.150	Maturity	09/25/2027		600	(70)	(8)	(78)	0	0
Pay	CPURNSA	2.155	Maturity	10/17/2027		1,400	(163)	(17)	(180)	0	(1)
Pay	CPURNSA	2.335	Maturity	02/05/2028		2,010	(184)	(22)	(206)	0	(1)
Pay	CPURNSA	2.353	Maturity	05/09/2028		630	(55)	(7)	(62)	0	(1)
Pay	CPURNSA	2.360	Maturity	05/09/2028		950	(83)	(9)	(92)	0	(1)
Pay	CPURNSA	2.364	Maturity	05/10/2028		960	(83)	(10)	(93)	0	(1)
Pay	CPURNSA	2.370	Maturity	06/06/2028		1,800	(158)	(18)	(176)	0	(1)
Receive	CPURNSA	2.573	Maturity	08/26/2028		1,100	68	9	77	1	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		500	27	4	31	0	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		1,100	(127)	(8)	(135)	0	(1)
Pay	CPURNSA	1.954	Maturity	06/03/2029		400	(54)	(3)	(57)	0	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,800	(359)	(21)	(380)	0	(2)
Receive	CPURNSA	2.311	Maturity	02/24/2031		8,300	896	33	929	12	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	390	(47)	30	(17)	1	0
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	1,600	9	(15)	(6)	0	(3)
Pay	UKRPI	3.466	Maturity	09/15/2034		700	0	(5)	(5)	0	(1)

Total Swap Agreements							$1,964	$663	$2,627	$173	$(110)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)		Total	Market Value	Variation Margin Liability(2)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$20	$562	$173	$755	$(39)	$(430)	$(110)	$(579)

(i)

Securities with an aggregate market value of $3,439 and cash of $2,344 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $1 and liability of $(3) for closed futures is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2025	IDR	20,478,058		$1,259	$0	$(7)
	01/2025	JPY	313,910		2,059	62	0
	01/2025		$692	GBP	544	0	(11)
	01/2025		2,895	PLN	11,775	0	(47)
	03/2025	MXN	1,498		$73	2	0
	03/2025		$1,259	IDR	20,544,801	3	0

BPS	01/2025	CAD	1,071		$764	18	0
	01/2025	KRW	2,941,483		2,050	58	0
	01/2025	TWD	7,723		238	3	0
	01/2025		$362	CNH	2,640	0	(2)
	01/2025		47	EUR	45	0	0
	01/2025		438	IDR	7,057,789	0	(3)
	01/2025		877	INR	74,661	0	(7)
	01/2025		2,926	ZAR	52,394	0	(154)
	03/2025	ILS	542		$152	2	0
	05/2025	CNH	2,627		362	2	0
	10/2025	BRL	1,000		164	12	0

BRC	01/2025	CAD	2,032		1,434	20	0
	01/2025	GBP	7		9	0	0
	03/2025	ILS	404		113	2	0

BSH	04/2025	BRL	4,700		827	77	0

CBK	01/2025	AUD	1,392		883	21	0
	01/2025	BRL	1,363		220	0	(1)
	01/2025		$227	BRL	1,363	0	(6)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	02/2025	BRL	1,133		$196	$14	$0
	03/2025	MXN	1,483		72	2	0

FAR	01/2025	AUD	297		193	9	0
	01/2025	BRL	1,368		222	1	0
	01/2025		$221	BRL	1,368	1	0
	02/2025		222		1,375	0	(1)

GLM	01/2025	TWD	19,305		$595	8	0
	01/2025		$253	IDR	4,067,079	0	(2)
	01/2025		662	INR	56,319	0	(5)
	04/2025	BRL	16,600		$2,979	332	0
	07/2025		16,700		2,790	193	0
	10/2025		5,200		853	64	0

IND	01/2025	TWD	71,436		2,200	28	0

JPM	01/2025	IDR	2,514,217		154	0	(1)
	01/2025	JPY	258,599		1,727	82	0
	01/2025	TWD	3,204		99	1	0
	01/2025		$154	IDR	2,514,217	1	0
	04/2025	BRL	400		$71	7	0

MBC	01/2025	AUD	1,577		995	19	0
	01/2025	CAD	2,076		1,451	6	0
	01/2025	CHF	1,296		1,454	25	0
	01/2025	EUR	27,312		28,777	473	0
	01/2025	TWD	19,301		595	8	0
	01/2025		$190	CNH	1,385	0	(1)
	01/2025		255	EUR	241	0	(5)
	03/2025	ILS	129		$36	1	0
	05/2025	CNH	1,379		190	1	0

MYI	01/2025	AUD	111		69	0	0
	01/2025		$662	INR	56,319	0	(5)
	10/2025	BRL	400		$65	5	0

SCX	01/2025	CHF	1,277		1,450	42	0
	01/2025	CNH	15,946		2,194	21	0
	01/2025	GBP	549		697	10	0
	01/2025	KRW	2,932,566		2,050	64	0
	01/2025	TWD	21,855		673	9	0
	01/2025		$226	GBP	178	0	(3)
	01/2025		2,209	IDR	35,245,317	0	(30)
	01/2025		2,200	INR	187,128	0	(17)
	01/2025		616	JPY	94,300	0	(16)
	02/2025	CNH	15,676		$2,154	16	0

TOR	01/2025	JPY	495,766		3,295	141	0

UAG	01/2025		292,681		1,961	99	0
	01/2025		$1,246	GBP	979	0	(20)
	03/2025		8,877	JPY	1,354,097	0	(200)

Total Forward Foreign Currency Contracts						$1,965	$(544)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	234.812	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(54)	$(29)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900%	08/29/2025	3,000	$(39)	$(51)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	3,000	(39)	(3)

GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	17,100	(216)	(261)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	17,100	(215)	(20)

RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.600	01/27/2025	1,800	(9)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	4.000	01/27/2025	1,800	(12)	(23)

							$(530)	$(359)

Total Written Options							$(584)	$(388)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$23	$(1)	$1	$0	$0

GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	8	(1)	1	0	0

SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	400	(1)	1	0	0

						$(3)	$3	$0	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	BCOMF1NTC Index	17,434	0.120% (SOFRINDX)	Monthly	02/18/2025	$	2,215	$0	$1	$1	$0
	Receive	BCOMF1TC Index (8)	57,901	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		5,905	0	37	37	0
	Receive	BCOMTR Index	179,984	4.325% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		42,616	0	248	248	0

CBK	Receive	BCOMF1TC Index	421	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		49	0	0	0	0
	Receive	BCOMTR Index	7,319	4.325% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		1,733	0	10	10	0
	Receive	CIXBSTR3 Index (9)	118,366	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		30,766	0	178	178	0

CIB	Receive	BCOMTR Index	11,132	4.325% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		2,636	0	15	15	0

GST	Receive	BCOMF1NTC Index	1,176	4.430% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		406	0	1	1	0
	Receive	BCOMF1TC Index (10)	102,940	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		38,894	0	240	240	0
	Receive	BCOMTR Index	19,697	4.335% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		4,664	0	27	27	0
	Receive	CMDSKEWLS Index(11)	11,165	0.250%	Monthly	02/18/2025		4,012	0	54	54	0
	Pay	SPGCINP Index	721	0.007%	Monthly	02/18/2025		148	0	3	3	0

JPM	Receive	BCOMF1TC Index	7,483	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		1,479	0	9	9	0
	Receive	JMABNIC5 Index (12)	61,603	0.000%	Monthly	02/18/2025		10,818	0	28	28	0
	Receive	JMABFNJ2 Index (13)	35,936	0.000%	Monthly	01/30/2026		3,803	0	0	0	0

MAC	Receive	BCOMTR Index	8,118	4.335% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		1,922	0	11	11	0
	Receive	PIMCODB Index (14)	200,698	0.000%	Monthly	02/18/2025		38,082	0	(206)	0	(206)

MEI	Receive	BCOMCT3 Index	4,039	0.100% (SOFRINDX)	Monthly	02/18/2025		304	0	(3)	0	(3)
	Receive	BCOMTR Index	36	4.325% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		9	0	0	0	0
	Receive	BCOMTR2 Index (15)	292,026	4.325% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		52,137	0	341	341	0

MYC	Receive	BCOMTR Index	216,038	4.315% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		51,153	0	298	298	0
	Receive	BCOMTR1 Index (16)	102,417	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		70,412	0	408	408	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
RBC	Receive	RBCAEC0T Index (17)	50,266	4.330% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$	4,044	$0	$24	$24	$0

SOG	Receive	BCOMTR Index	10,441	4.305% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		2,472	0	14	14	0

									$0	$1,738	$1,947	$(209)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.540%	Maturity	01/16/2025	$	40,000	$0	$(306)	$0	$(306)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.830	Maturity	01/16/2025		10,000	0	(13)	0	(13)

									$0	$(319)	$0	$(319)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Pay	GOLDLNPM Index(6)	4.203%	Maturity	10/22/2025	$	10,168	$0	$181	$181	$0
	Pay	GOLDLNPM Index(6)	6.325	Maturity	04/10/2026		4,453	0	166	166	0

								$0	$347	$347	$0

Total Swap Agreements								$(3)	$1,769	$2,294	$(528)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$67	$0	$0	$67	$(65)	$0	$0	$(65)	$2	$0	$2
BPS	95	0	286	381	(166)	0	0	(166)	215	(350)	(135)
BRC	22	0	0	22	0	0	0	0	22	0	22
BSH	77	0	0	77	0	0	0	0	77	0	77
CBK	37	0	188	225	(7)	0	0	(7)	218	0	218
CIB	0	0	15	15	0	0	0	0	15	0	15
FAR	11	0	0	11	(1)	0	0	(1)	10	0	10
GLM	597	0	0	597	(7)	(83)	0	(90)	507	(590)	(83)
GST	0	0	325	325	0	(281)	0	(281)	44	89	133
IND	28	0	0	28	0	0	0	0	28	0	28
JPM	91	0	384	475	(1)	0	0	(1)	474	(200)	274
MAC	0	0	11	11	0	0	(206)	(206)	(195)	374	179
MBC	533	0	0	533	(6)	0	0	(6)	527	(360)	167
MEI	0	0	341	341	0	0	(3)	(3)	338	(350)	(12)
MYC	0	0	706	706	0	0	(319)	(319)	387	(508)	(121)
MYI	5	0	0	5	(5)	0	0	(5)	0	0	0
RBC	0	0	24	24	0	0	0	0	24	0	24
RYL	0	0	0	0	0	(24)	0	(24)	(24)	0	(24)
SCX	162	0	0	162	(66)	0	0	(66)	96	0	96
SOG	0	0	14	14	0	0	0	0	14	0	14
TOR	141	0	0	141	0	0	0	0	141	0	141
UAG	99	0	0	99	(220)	0	0	(220)	(121)	0	(121)

Total Over the Counter	$1,965	$0	$2,294	$4,259	$(544)	$(388)	$(528)	$(1,460)

(k)

Securities with an aggregate market value of $1,165 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(6)	Variance Swap.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(8)	The following table represents the individual positions within the total return swap as of December 31, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2025 Futures	4.3%	$257
Arabica Coffee March 2025 Futures	4.9	288
Brent Crude May 2025 Futures	6.7	397
Copper March 2025 Futures	5.3	311
Corn March 2025 Futures	5.3	312
Cotton No. 02 March 2025 Futures	1.3	74
Gas Oil May 2025 Futures	2.3	139
Gold 100 oz. April 2025 Futures	17.5	1,034
Hard Red Winter Wheat March 2025 Futures	1.5	90
Lead March 2025 Futures	0.8	45
Lean Hogs April 2025 Futures	2.1	122
Live Cattle April 2025 Futures	3.7	219
New York Harbor ULSD March 2025 Futures	1.8	107
Nickel March 2025 Futures	2.3	134
NYMEX — Natural Gas March 2025 Futures	8.8	523
RBOB Gasoline March 2025 Futures	2.0	117
Silver March 2025 Futures	5.3	311
Soybean Meal March 2025 Futures	2.8	168
Soybean Oil March 2025 Futures	2.7	157
Soybeans March 2025 Futures	4.4	263
Sugar No. 11 March 2025 Futures	2.4	142
Wheat March 2025 Futures	2.4	140
WTI Crude March 2025 Futures	6.7	394
Zinc March 2025 Futures	2.7	161

Total Long Futures Contracts		$5,905

Total Notional Amount		$5,905

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	23

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

(9)	The following table represents the individual positions within the total return swap as of December 31, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2025 Futures	4.3%	$1,340
Arabica Coffee March 2025 Futures	4.9	1,506
Brent Crude March 2025 Futures	6.8	2,095
Copper March 2025 Futures	5.3	1,622
Corn March 2025 Futures	5.3	1,631
Cotton No. 02 March 2025 Futures	1.3	388
Gas Oil March 2025 Futures	2.3	736
Gold 100 oz. February 2025 Futures	17.4	5,351
Hard Red Winter Wheat March 2025 Futures	1.5	469
Lead March 2025 Futures	0.8	235
Lean Hogs February 2025 Futures	1.9	599
Live Cattle February 2025 Futures	3.7	1,127
New York Harbor ULSD March 2025 Futures	1.8	557
Nickel March 2025 Futures	2.3	701
NYMEX — Natural Gas March 2025 Futures	8.9	2,732
RBOB Gasoline March 2025 Futures	2.0	608
Silver March 2025 Futures	5.3	1,626
Soybean Meal March 2025 Futures	2.8	879
Soybean Oil March 2025 Futures	2.7	822
Soybeans March 2025 Futures	4.5	1,375
Sugar No. 11 March 2025 Futures	2.4	742
Wheat March 2025 Futures	2.4	730
WTI Crude March 2025 Futures	6.7	2,056
Zinc March 2025 Futures	2.7	839

Total Long Futures Contracts		$30,766

Total Notional Amount		$30,766

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(10)	The following table represents the individual positions within the total return swap as of December 31, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2025 Futures	4.2%	$1,691
Arabica Coffee March 2025 Futures	4.9	1,899
Brent Crude May 2025 Futures	6.7	2,616
Copper March 2025 Futures	5.3	2,046
Corn March 2025 Futures	5.3	2,057
Cotton No. 02 March 2025 Futures	1.3	489
Gas Oil May 2025 Futures	2.3	916
Gold 100 oz. April 2025 Futures	17.5	6,812
Hard Red Winter Wheat March 2025 Futures	1.5	591
Lead March 2025 Futures	0.8	296
Lean Hogs April 2025 Futures	2.1	805
Live Cattle April 2025 Futures	3.7	1,441
New York Harbor ULSD March 2025 Futures	1.8	703
Nickel March 2025 Futures	2.3	884
NYMEX — Natural Gas March 2025 Futures	8.8	3,445
RBOB Gasoline March 2025 Futures	2.0	767
Silver March 2025 Futures	5.3	2,050
Soybean Meal March 2025 Futures	2.9	1,109
Soybean Oil March 2025 Futures	2.7	1,036
Soybeans March 2025 Futures	4.4	1,735
Sugar No. 11 March 2025 Futures	2.4	935
Wheat March 2025 Futures	2.4	921
WTI Crude March 2025 Futures	6.7	2,592
Zinc March 2025 Futures	2.7	1,058

Total Long Futures Contracts		$38,894

Total Notional Amount		$38,894

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

(11)	The following table represents the individual positions within the total return swap as of December 31, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*	Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount*
Brent Crude March 2025 Futures	11.5%	$462	Aluminum February 2025 Futures	(26.2)%	$(1,051)
Gold 100 oz. February 2025 Futures	45.2	1,815	Copper March 2025 Futures	(13.5)	(543)
RBOB Gasoline February 2025 Futures	15.4	616	Corn March 2025 Futures	(3.8)	(153)
Silver March 2025 Futures	12.8	513	Lead February 2025 Futures	(2.0)	(79)
WTI Crude February 2025 Futures	15.4	618	Nickel February 2025 Futures	(17.0)	(683)
			Soybeans March 2025 Futures	(7.7)	(309)
			Sugar No. 11 March 2025 Futures	(14.7)	(588)
			Wheat March 2025 Futures	(7.6)	(304)
			Zinc February 2025 Futures	(7.0)	(280)

Total Long Futures Contracts		$4,024	Total Short Futures Contracts		$(3,990)

Cash	99.2%	$3,978

		$8,002

Total Notional Amount					$4,012

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(12)	The following table represents the individual positions within the total return swap as of December 31, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude June 2025 Futures	17.7%	$1,920
Cotton No. 02 March 2025 Futures	1.5	157
Gas Oil May 2025 Futures	2.8	299
Gold 100 oz. February 2025 Futures	20.1	2,175
Live Cattle February 2025 Futures	6.6	711
LME — Copper February 2025 Futures	7.4	802
New York Harbor ULSD May 2025 Futures	4.3	461
Nickel February 2025 Futures	4.0	433
RBOB Gasoline May 2025 Futures	4.4	480
Silver March 2025 Futures	6.1	661
Soybean Meal March 2025 Futures	10.2	1,108
Soybeans March 2025 Futures	12.1	1,310
Sugar No. 11 March 2025 Futures	2.8	301

Total Long Futures Contracts		$10,818

Total Notional Amount		$10,818

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(13)	The following table represents the individual positions within the total return swap as of December 31, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*	Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount*
Arabica Coffee May 2025 Futures	2.6%	$100	Corn May 2025 Futures	(1.1)%	$(43)
Brent Crude June 2025 Futures	3.2	122	Cotton No. 02 May 2025 Futures	(4.5)	(170)
Gas Oil May 2025 Futures	3.3	126	Gold 100 oz. February 2025 Futures	(6.1)	(232)
New York Harbor ULSD May 2025 Futures	3.3	125	Lead February 2025 Futures	(4.3)	(165)
RBOB Gasoline May 2025 Futures	3.2	120	LME — Copper February 2025 Futures	(2.1)	(80)
Sugar No. 11 May 2025 Futures	3.2	123	Nickel February 2025 Futures	(3.0)	(114)
WTI Crude May 2025 Futures	3.0	113	Platinum April 2025 Futures	(0.9)	(33)
Zinc February 2025 Futures	3.6	136	Silver March 2025 Futures	(3.1)	(116)
			Soybeans May 2025 Futures	(5.2)	(199)
			Wheat May 2025 Futures	(3.5)	(133)

Total Long Futures Contracts		$965	Total Short Futures Contracts		$(1,285)

Cash	108.4%	$4,123

		$5,088

Total Notional Amount					$3,803

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	25

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

(14)	The following table represents the individual positions within the total return swap as of December 31, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum June 2025 Futures	4.0%	$1,535
Arabica Coffee July 2025 Futures	6.3	2,402
Brent Crude August 2025 Futures	7.1	2,715
Cocoa July 2025 Futures	1.3	506
Corn July 2025 Futures	5.7	2,151
Gas Oil August 2025 Futures	3.0	1,139
Gold 100 oz. April 2025 Futures	17.0	6,472
Gold 100 oz. June 2025 Futures	1.2	470
Lean Hogs June 2025 Futures	0.9	341
Live Cattle June 2025 Futures	3.3	1,249
New York Harbor ULSD August 2025 Futures	1.4	537
NYMEX — Natural Gas June 2025 Futures	1.5	572
RBOB Gasoline August 2025 Futures	8.5	3,236
Silver July 2025 Futures	0.6	208
Silver March 2025 Futures	4.9	1,864
Sugar No. 11 July 2025 Futures	5.8	2,219
WTI Crude August 2025 Futures	8.4	3,177
Zinc June 2025 Futures	3.6	1,372

Total Long Futures Contracts		$32,165

Cash	15.5%	$5,917

Total Notional Amount		$38,082

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(15)	The following table represents the individual positions within the total return swap as of December 31, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2025 Futures	4.3%	$2,272
Arabica Coffee March 2025 Futures	4.9	2,552
Brent Crude March 2025 Futures	6.8	3,551
Copper March 2025 Futures	5.3	2,749
Corn March 2025 Futures	5.3	2,764
Cotton No. 02 March 2025 Futures	1.2	657
Gas Oil March 2025 Futures	2.4	1,248
Gold 100 oz. February 2025 Futures	17.4	9,067
Hard Red Winter Wheat March 2025 Futures	1.5	795
Lead March 2025 Futures	0.8	398
Lean Hogs February 2025 Futures	1.9	1,016
Live Cattle February 2025 Futures	3.7	1,909
New York Harbor ULSD March 2025 Futures	1.8	944
Nickel March 2025 Futures	2.3	1,188
NYMEX — Natural Gas March 2025 Futures	8.9	4,629
RBOB Gasoline March 2025 Futures	2.0	1,031
Silver March 2025 Futures	5.3	2,754
Soybean Meal March 2025 Futures	2.8	1,490
Soybean Oil March 2025 Futures	2.7	1,392
Soybeans March 2025 Futures	4.5	2,331
Sugar No. 11 March 2025 Futures	2.4	1,257
Wheat March 2025 Futures	2.4	1,238
WTI Crude March 2025 Futures	6.7	3,484
Zinc March 2025 Futures	2.7	1,421

Total Long Futures Contracts		$52,137

Total Notional Amount		$52,137

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

(16)	The following table represents the individual positions within the total return swap as of December 31, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2025 Futures	4.3%	$3,068
Arabica Coffee March 2025 Futures	4.9	3,446
Brent Crude March 2025 Futures	6.8	4,795
Copper March 2025 Futures	5.3	3,713
Corn March 2025 Futures	5.3	3,733
Cotton No. 02 March 2025 Futures	1.2	887
Gas Oil March 2025 Futures	2.4	1,685
Gold 100 oz. February 2025 Futures	17.4	12,246
Hard Red Winter Wheat March 2025 Futures	1.5	1,073
Lead March 2025 Futures	0.8	538
Lean Hogs February 2025 Futures	1.9	1,372
Live Cattle February 2025 Futures	3.7	2,579
New York Harbor ULSD March 2025 Futures	1.8	1,275
Nickel March 2025 Futures	2.3	1,604
NYMEX — Natural Gas March 2025 Futures	8.9	6,252
RBOB Gasoline March 2025 Futures	2.0	1,392
Silver March 2025 Futures	5.3	3,720
Soybean Meal March 2025 Futures	2.8	2,012
Soybean Oil March 2025 Futures	2.7	1,880
Soybeans March 2025 Futures	4.5	3,148
Sugar No. 11 March 2025 Futures	2.4	1,697
Wheat March 2025 Futures	2.4	1,672
WTI Crude March 2025 Futures	6.7	4,705
Zinc March 2025 Futures	2.7	1,920

Total Long Futures Contracts		$70,412

Total Notional Amount		$70,412

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(17)	The following table represents the individual positions within the total return swap as of December 31, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2025 Futures	4.3%	$176
Arabica Coffee March 2025 Futures	4.9	198
Brent Crude March 2025 Futures	6.8	275
Copper March 2025 Futures	5.3	213
Corn March 2025 Futures	5.3	214
Cotton No. 02 March 2025 Futures	1.2	51
Gas Oil March 2025 Futures	2.4	97
Gold 100 oz. February 2025 Futures	17.4	703
Hard Red Winter Wheat March 2025 Futures	1.5	62
Lead March 2025 Futures	0.8	31
Lean Hogs February 2025 Futures	2.0	79
Live Cattle February 2025 Futures	3.6	148
New York Harbor ULSD March 2025 Futures	1.8	73
Nickel March 2025 Futures	2.3	92
NYMEX — Natural Gas March 2025 Futures	8.9	359
RBOB Gasoline March 2025 Futures	2.0	80
Silver March 2025 Futures	5.3	214
Soybean Meal March 2025 Futures	2.8	116
Soybean Oil March 2025 Futures	2.7	108
Soybeans March 2025 Futures	4.5	181
Sugar No. 11 March 2025 Futures	2.4	98
Wheat March 2025 Futures	2.4	96
WTI Crude March 2025 Futures	6.7	270
Zinc March 2025 Futures	2.7	110

Total Long Futures Contracts		$4,044

Total Notional Amount		$4,044

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	27

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$20	$0	$0	$0	$0	$20
Futures	414	0	0	0	148	562
Swap Agreements	0	0	0	0	173	173

	$434	$0	$0	$0	$321	$755

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,965	$0	$1,965
Swap Agreements	2,294	0	0	0	0	2,294

	$2,294	$0	$0	$1,965	$0	$4,259

	$2,728	$0	$0	$1,965	$321	$5,014

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$39	$0	$0	$0	$0	$39
Futures	312	0	0	0	118	430
Swap Agreements	0	0	0	0	110	110

	$351	$0	$0	$0	$228	$579

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$544	$0	$544
Written Options	0	0	0	0	388	388
Swap Agreements	209	0	0	0	319	528

	$209	$0	$0	$544	$707	$1,460

	$560	$0	$0	$544	$935	$2,039

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(31)	$0	$0	$0	$0	$(31)
Written Options	135	0	0	0	138	273
Futures	(1,404)	0	0	0	(182)	(1,586)
Swap Agreements	0	0	0	0	785	785

	$(1,300)	$0	$0	$0	$741	$(559)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,864	$0	$2,864
Written Options	0	0	0	0	279	279
Swap Agreements	(1,375)	63	0	0	1,440	128

	$(1,375)	$63	$0	$2,864	$1,719	$3,271

	$(2,675)	$63	$0	$2,864	$2,460	$2,712

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(14)	$0	$0	$0	$0	$(14)
Written Options	(20)	0	0	0	0	(20)
Futures	(1,293)	0	0	0	3,668	2,375
Swap Agreements	0	0	0	0	(1,302)	(1,302)

	$(1,327)	$0	$0	$0	$2,366	$1,039

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,096	$0	$2,096
Written Options	0	0	0	0	510	510
Swap Agreements	3,424	(56)	0	0	(2,179)	1,189

	$3,424	$(56)	$0	$2,096	$(1,669)	$3,795

	$2,097	$(56)	$0	$2,096	$697	$4,834

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$217	$0	$217
U.S. Government Agencies	0	49,869	0	49,869
U.S. Treasury Obligations	0	353,000	0	353,000
Non-Agency Mortgage-Backed Securities	0	2,552	0	2,552
Asset-Backed Securities
CMBS Other	0	3,064	0	3,064
Home Equity Other	0	3,941	0	3,941
Whole Loan Collateral	0	2,336	0	2,336
Other ABS	0	20,038	0	20,038
Sovereign Issues	0	33,463	0	33,463
Preferred Securities
Banking & Finance	0	231	0	231
Short-Term Instruments
Repurchase Agreements	0	140,800	0	140,800
U.S. Treasury Bills	0	1,970	0	1,970

	$0	$611,481	$0	$611,481

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$189	$0	$0	$189

Total Investments	$189	$611,481	$0	$611,670

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	512	242	0	754
Over the counter	0	4,259	0	4,259

	$512	$4,501	$0	$5,013

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(423)	(153)	0	(576)
Over the counter	0	(1,460)	0	(1,460)

	$(423)	$(1,613)	$0	$(2,036)

Total Financial Derivative Instruments	$89	$2,888	$0	$2,977

Totals	$278	$614,369	$0	$614,647

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	29

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

The Portfolio has established a Cayman Islands exempted company (the “Subsidiary”), which is wholly-owned and controlled by the Portfolio. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio managers as a team. The financial information in the form of the portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

30	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	31

Notes to Financial Statements	(Cont.)

distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s consolidated financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s consolidated financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s consolidated financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s consolidated financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is

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evaluating the implications of these changes on the consolidated financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is

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Notes to Financial Statements	(Cont.)

required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant

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inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$9,226	$362,836	$(371,880)	$8	$(1)	$189	$141	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including

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mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

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Notes to Financial Statements	(Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio

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may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk

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Notes to Financial Statements	(Cont.)

exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include

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physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the

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Notes to Financial Statements	(Cont.)

meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or

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bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include:

(i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

Volatility Swap Agreements are also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, the Portfolio may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Portfolio will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed

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Notes to Financial Statements	(Cont.)

upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Portfolio will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Portfolio may experience substantial losses. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded

44	PIMCO VARIABLE INSURANCE TRUST

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or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Model Risk is the risk that the Portfolio’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Portfolio.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through the Subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation or interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the effects of actual or anticipated changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security,

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Notes to Financial Statements	(Cont.)

including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the Subsidiary will be achieved.

Gold-Related Risk is the risk that investments in or tied to the price of gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other matters, changes in interest rates or inflation expectations or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the

Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to

46	PIMCO VARIABLE INSURANCE TRUST

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prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”)

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Notes to Financial Statements	(Cont.)

govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.49%	0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

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The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2024, there were no recoverable amounts.

(g) Acquired Fund Fees and Expenses PIMCO Cayman Commodity Portfolio I Ltd. (the “Commodity Subsidiary”) has entered into a separate contract with PIMCO for the management of the Commodity

Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and an administrative services fee at the

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Notes to Financial Statements	(Cont.)

annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Portfolio’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and an administrative services fee, respectively, paid by the Commodity Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, the amount waived and/or reimbursed was $607,393. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$1,046,117	$962,281	$11,351	$12,474

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2024		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	1,174	$6,329	349	$1,950

Class M	13	68	17	103

Administrative Class	7,079	38,521	7,878	46,701

Advisor Class	2,536	14,108	4,354	26,084
Issued as reinvestment of distributions

Institutional Class	30	165	172	959

Class M	2	9	31	174

Administrative Class	951	5,188	7,958	44,591

Advisor Class	498	2,775	4,583	26,127
Cost of shares redeemed

Institutional Class	(514)	(2,760)	(325)	(1,910)

Class M	(32)	(172)	(126)	(698)

Administrative Class	(11,487)	(62,594)	(16,921)	(100,187)

Advisor Class	(7,258)	(40,396)	(8,790)	(52,529)

Net increase (decrease) resulting from Portfolio share transactions	(7,008)	$(38,759)	(820)	$(8,635)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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As of December 31, 2024, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 22% of the Portfolio.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly-owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the

Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 23.9% of the Portfolio’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2024, the

Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of the Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of the Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in the Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in the Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	51

Notes to Financial Statements	(Cont.)

If a net loss is realized by the Commodity Subsidiary, such loss is not generally available to offset the income earned by the Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in the Portfolio’s prospectus.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO CommodityRealReturn® Strategy Portfolio	$3,803	$0	$(10,832)	$0	$(66,209)	$0	$0	$(73,238)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, controlled foreign corporation (CFC) transactions, straddle loss deferrals, treasury inflation-protected securities (TIPS), and sale/buyback transactions.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO CommodityRealReturn® Strategy Portfolio	$31,113	$35,096

†	A zero balance may reflect actual amounts rounding to less than one thousand.

52	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO CommodityRealReturn® Strategy Portfolio	$627,942	$9,359	$(20,425)	$(11,066)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, controlled foreign corporation (CFC) transactions, straddle loss deferrals, treasury inflation-protected securities (TIPS), and sale/buyback transactions.

For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2024			December 31, 2023

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO CommodityRealReturn® Strategy Portfolio	$8,137	$0	$0	$71,851	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	53

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO CommodityRealReturn Strategy Portfolio

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of PIMCO CommodityRealReturn Strategy Portfolio and its subsidiary (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2024, the related consolidated statements of operations and cash flows for the year ended December 31, 2024, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2025

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

54	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	MAC	Macquarie Bank Limited	SOG	Societe Generale Paris

CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank

CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso

BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty

CAD	Canadian Dollar	ILS	Israeli Shekel	TWD	Taiwanese Dollar

CHF	Swiss Franc	INR	Indian Rupee	USD (or $)	United States Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	ZAR	South African Rand

EUR	Euro	KRW	South Korean Won

Exchange Abbreviations:

LME	London Metal Exchange	NYMEX	New York Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BCOMCT3	Bloomberg Custom Commodity Index	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	RBCAEC	Custom Commodity Forward Index

BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CPTFEMU	Eurozone HICP ex-Tobacco Index	RBCAEC0T	Custom Commodity Forward Index

BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SINGM92U	Singapore Mogas Gasoline 92 Unleaded Future

BCOMTR	Bloomberg Commodity Index Total Return	FRCPXTOB	France Consumer Price ex-Tobacco Index	SNG GA	Singapore Gasoil (Platts)

BCOMTR1	Bloomberg Custom Commodity Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	SNG KEROS	Singapore Jet Kerosene (Platts)

BCOMTR2	Bloomberg Custom Commodity Index	JMABFNJ	J.P. Morgan Custom Commodity Index	SOFR	Secured Overnight Financing Rate

BOBL	Bundesobligation, the German word for federal government bond	JMABFNJ2	J.P. Morgan Custom Commodity Index	SOFRINDX	Secured Overnight Financing Rate Index

BR1STL	Brent 1st Line Future	JMABNIC	J.P. Morgan Nic Custom Index	SONIA	Sterling Overnight Interbank Average Rate

BRENT	Brent Crude	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate

CIXBSTR3	Custom Commodity Index	MUTKCALM	Tokyo Overnight Average Rate	SPGCINP	S&P GSCI Industrial Metals ER

CMBX	Commercial Mortgage-Backed Index	PIMCODB	PIMCO Custom Commodity Basket	UKRPI	United Kingdom Retail Prices Index

CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	oz.	Ounce

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TBA	To-Be-Announced

CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap	WTI	West Texas Intermediate

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	55

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO CommodityRealReturn® Strategy Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0436	$0.0000	$0.0041	$0.0477

December 2024	$0.0067	$0.0000	$0.0189	$0.0256

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0382	$0.0000	$0.0036	$0.0418

December 2024	$0.0049	$0.0000	$0.0137	$0.0186

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0417	$0.0000	$0.0039	$0.0456

December 2024	$0.0061	$0.0000	$0.0171	$0.0232

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0403	$0.0000	$0.0038	$0.0441

December 2024	$0.0057	$0.0000	$0.0158	$0.0215

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

56	PIMCO VARIABLE INSURANCE TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2024 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gains (000s†)	163(j) Interest Dividends (000s†)

PIMCO CommodityRealReturn® Strategy Portfolio	0%	0%	$8,137	$0	$6,399

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO CommodityRealReturn® Strategy Portfolio	0%

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	57

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

58	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal — Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	949,229,696.72	37,613,000.38

Kimberley G. Stafford†	952,414,717.16	34,427,979.95

Michael J. Berchtold	950,347,922.59	36,494,774.51

Jennifer Holden Dunbar	951,845,039.31	34,997,657.79

Kym M. Hubbard	950,843,616.44	35,999,080.66

Gary F. Kennedy	947,019,229.39	39,823,467.72

Anne K. Kratky	951,478,646.42	35,364,050.69

Steven Lipiner	949,338,055.21	37,504,641.90

Peter B. McCarthy	946,730,272.43	40,112,424.68

Ronald C. Parker	946,733,280.95	40,109,416.16

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	59

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2025.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including

60	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”). The Board also noted that the Broadridge

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	61

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the five-year period ended March 31, 2024, and underperformed their respective performance indexes over the three- and ten-year periods ended March 31, 2024, and that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their performance index since inception for the period ended March 31, 2024. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any

Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different

62	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the

64	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	65

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITCOMRTRNFSTMAR_123124

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2024

PIMCO Dynamic Bond Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Dynamic Bond Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Dynamic Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023,

which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio's diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO Dynamic Bond Portfolio	05/02/11	04/30/12	10/31/14	05/02/11	04/30/13	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the PIMCO Dynamic Bond Portfolio	(Cont.)

contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights	PIMCO Dynamic Bond Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended ^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

12/31/2024	$8.68	$0.44	$0.04	$0.48	$(0.43)	$0.00	$(0.43)

12/31/2023	8.41	0.41	0.19	0.60	(0.33)	0.00	(0.33)

12/31/2022	10.32	0.29	(0.91)	(0.62)	(0.27)	(1.02)	(1.29)

12/31/2021	10.59	0.41	(0.26)	0.15	(0.23)	(0.19)	(0.42)

12/31/2020	10.39	0.31	0.19	0.50	(0.30)	0.00	(0.30)
Class M

12/31/2024	8.68	0.40	0.04	0.44	(0.39)	0.00	(0.39)

12/31/2023	8.41	0.37	0.19	0.56	(0.29)	0.00	(0.29)

12/31/2022	10.32	0.25	(0.92)	(0.67)	(0.22)	(1.02)	(1.24)

12/31/2021	10.59	0.37	(0.26)	0.11	(0.19)	(0.19)	(0.38)

12/31/2020	10.39	0.25	0.21	0.46	(0.26)	0.00	(0.26)
Administrative Class

12/31/2024	8.68	0.43	0.04	0.47	(0.42)	0.00	(0.42)

12/31/2023	8.41	0.40	0.18	0.58	(0.31)	0.00	(0.31)

12/31/2022	10.32	0.28	(0.92)	(0.64)	(0.25)	(1.02)	(1.27)

12/31/2021	10.59	0.36	(0.22)	0.14	(0.22)	(0.19)	(0.41)

12/31/2020	10.39	0.29	0.20	0.49	(0.29)	0.00	(0.29)
Advisor Class

12/31/2024	8.68	0.42	0.04	0.46	(0.41)	0.00	(0.41)

12/31/2023	8.41	0.39	0.19	0.58	(0.31)	0.00	(0.31)

12/31/2022	10.32	0.27	(0.92)	(0.65)	(0.24)	(1.02)	(1.26)

12/31/2021	10.59	0.39	(0.26)	0.13	(0.21)	(0.19)	(0.40)

12/31/2020	10.39	0.28	0.20	0.48	(0.28)	0.00	(0.28)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.73	5.65%	$47,802	0.88%	0.88%	0.86%	0.86%	5.07%	947%

8.68	7.26	46,510	0.89	0.89	0.85	0.85	4.83	667

8.41	(6.22)	45,034	0.86	0.86	0.85	0.85	3.23	191

10.32	1.44	26,098	0.86	0.86	0.85	0.85	3.96	318

10.59	4.97	25,246	0.87	0.87	0.85	0.85	2.99	463

8.73	5.18	178	1.33	1.33	1.31	1.31	4.60	947

8.68	6.78	191	1.34	1.34	1.30	1.30	4.38	667

8.41	(6.64)	222	1.31	1.31	1.30	1.30	2.71	191

10.32	0.98	330	1.31	1.31	1.30	1.30	3.48	318

10.59	4.49	403	1.32	1.32	1.30	1.30	2.45	463

8.73	5.49	28,977	1.03	1.03	1.01	1.01	4.90	947

8.68	7.10	25,885	1.04	1.04	1.00	1.00	4.69	667

8.41	(6.36)	22,925	1.01	1.01	1.00	1.00	3.03	191

10.32	1.29	25,975	1.01	1.01	1.00	1.00	3.45	318

10.59	4.81	182,643	1.02	1.02	1.00	1.00	2.78	463

8.73	5.39	10,747	1.13	1.13	1.11	1.11	4.82	947

8.68	6.99	10,822	1.14	1.14	1.10	1.10	4.58	667

8.41	(6.45)	12,498	1.11	1.11	1.10	1.10	2.93	191

10.32	1.19	15,264	1.11	1.11	1.10	1.10	3.75	318

10.59	4.70	14,270	1.12	1.12	1.10	1.10	2.73	463

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Statement of Assets and Liabilities	PIMCO Dynamic Bond Portfolio	December 31, 2024

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$126,519
Investments in Affiliates	14,550
Financial Derivative Instruments
Exchange-traded or centrally cleared	148
Over the counter	1,236
Cash	372
Deposits with counterparty	1,571
Foreign currency, at value	231
Receivable for TBA investments sold	59,109
Receivable for Portfolio shares sold	9
Interest and/or dividends receivable	508
Dividends receivable from Affiliates	63
Total Assets	204,316

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$1,897
Financial Derivative Instruments
Exchange-traded or centrally cleared	42
Over the counter	346
Payable for investments in Affiliates purchased	67
Payable for investments purchased on a delayed-delivery basis	486
Payable for TBA investments purchased	113,392
Deposits from counterparty	271
Payable for Portfolio shares redeemed	42
Accrued investment advisory fees	41
Accrued supervisory and administrative fees	22
Accrued distribution fees	2
Accrued servicing fees	4
Total Liabilities	116,612

Commitments and Contingent Liabilities^

Net Assets	$87,704

Net Assets Consist of:

Paid in capital	$89,638
Distributable earnings (accumulated loss)	(1,934)

Net Assets	$87,704

Net Assets:

Institutional Class	$47,802
Class M	178
Administrative Class	28,977
Advisor Class	10,747

Shares Issued and Outstanding:

Institutional Class	5,473
Class M	20
Administrative Class	3,317
Advisor Class	1,231

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.73
Class M	8.73
Administrative Class	8.73
Advisor Class	8.73

Cost of investments in securities	$131,013
Cost of investments in Affiliates	$14,536
Cost of foreign currency held	$234
Proceeds received on short sales	$1,924
Cost or premiums of financial derivative instruments, net	$1,081

* Includes repurchase agreements of:	$22,200

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Dynamic Bond Portfolio

Year Ended December 31, 2024
(Amounts in thousands†)

Investment Income:

Interest	$4,205
Dividends	3
Dividends from Investments in Affiliates	711
Miscellaneous income	3
Total Income	4,922

Expenses:

Investment advisory fees	456
Supervisory and administrative fees	249
Distribution and/or servicing fees - Class M	1
Distribution and/or servicing fees - Administrative Class	38
Distribution and/or servicing fees - Advisor Class	27
Trustee fees	3
Interest expense	14
Miscellaneous expense	2
Total Expenses	790

Net Investment Income (Loss)	4,132

Net Realized Gain (Loss):

Investments in securities	(590)
Investments in Affiliates	(2)
Exchange-traded or centrally cleared financial derivative instruments	407
Over the counter financial derivative instruments	289
Foreign currency	(17)

Net Realized Gain (Loss)	87

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(1,631)
Investments in Affiliates	14
Exchange-traded or centrally cleared financial derivative instruments	1,308
Over the counter financial derivative instruments	651
Foreign currency assets and liabilities	(24)

Net Change in Unrealized Appreciation (Depreciation)	318

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,537

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Statements of Changes in Net Assets	PIMCO Dynamic Bond Portfolio

(Amounts in thousands†)	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$4,132	$3,866
Net realized gain (loss)	87	(309)
Net change in unrealized appreciation (depreciation)	318	2,071

Net Increase (Decrease) in Net Assets Resulting from Operations	4,537	5,628

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(2,303)	(1,739)
Class M	(8)	(7)
Administrative Class	(1,209)	(924)
Advisor Class	(501)	(408)

Total Distributions(a)	(4,021)	(3,078)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	3,780	179

Total Increase (Decrease) in Net Assets	4,296	2,729

Net Assets:

Beginning of year	83,408	80,679
End of year	$87,704	$83,408

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Dynamic Bond Portfolio	December 31, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 144.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%

Caesars Entertainment, Inc.
6.607% due 02/06/2031 ~		$99	$99

Carnival Corp.
7.107% due 08/08/2027 ~		107	108

Charter Communications Operating LLC
6.781% due 12/15/2031 ~		184	184

Lifepoint Health, Inc.
8.406% due 05/17/2031 ~		425	427

MI Windows and Doors LLC
7.357% due 03/28/2031 ~		100	101

Modena Buyer LLC
8.857% due 07/01/2031 ~		100	97

Total Loan Participations and Assignments (Cost $1,012)			1,016

CORPORATE BONDS & NOTES 13.5%

BANKING & FINANCE 8.6%

Ally Financial, Inc.
6.848% due 01/03/2030 •		100	104

American Assets Trust LP
3.375% due 02/01/2031		200	174

Athene Global Funding
4.005% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	100	104

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$40	37
4.950% due 01/15/2028		100	99

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	100	114

Banco Santander SA
1.849% due 03/25/2026		$200	192

Bank of America Corp.
3.384% due 04/02/2026 •		200	199

Barclays PLC
4.375% due 01/12/2026		300	299
7.437% due 11/02/2033 •		200	220

Blue Owl Finance LLC
6.250% due 04/18/2034		100	103

BNP Paribas SA
1.904% due 09/30/2028 •		200	183

BPCE SA
7.003% due 10/19/2034 •		250	266

Cantor Fitzgerald LP
7.200% due 12/12/2028		200	209

Cooperatieve Rabobank UA
5.500% due 10/05/2026		300	305

Deutsche Bank AG
6.119% due 07/14/2026 •		400	403

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		100	98

Ford Motor Credit Co. LLC
5.800% due 03/05/2027		200	202

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		100	97
3.691% due 06/05/2028 •		400	389

HSBC Holdings PLC
6.254% due 03/09/2034 •		400	415

ING Groep NV
5.550% due 03/19/2035 •		200	199

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		200	192
5.299% due 07/24/2029 •		200	202

JPMorgan Chase Bank NA
5.110% due 12/08/2026		250	253

Lloyds Banking Group PLC
5.462% due 01/05/2028 •		200	202

Mitsubishi UFJ Financial Group, Inc.
5.242% due 04/19/2029 •		200	202

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley
5.123% due 02/01/2029 •		$200	$201

Nationwide Building Society
4.302% due 03/08/2029 •		500	486

NatWest Group PLC
4.892% due 05/18/2029 •		200	198

UBS Group AG
6.327% due 12/22/2027 •		250	257
7.750% due 03/01/2029 •	EUR	200	236

VICI Properties LP
4.950% due 02/15/2030		$200	196

Wells Fargo & Co.
1.000% due 02/02/2027	EUR	100	100
3.584% due 05/22/2028 •		$200	194

Wells Fargo Bank NA
5.254% due 12/11/2026		200	202

			7,532

INDUSTRIALS 4.0%

AbbVie, Inc.
4.950% due 03/15/2031		200	200

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		206	204

American Airlines Pass-Through Trust
3.000% due 04/15/2030		249	233

Boeing Co.
6.298% due 05/01/2029		100	104

Cloud Software Group, Inc.
6.500% due 03/31/2029		100	98

Coty, Inc.
5.000% due 04/15/2026		74	74

Delta Air Lines, Inc.
7.000% due 05/01/2025		400	402

Exela Intermediate LLC (5.750% Cash and 5.750% PIK)
11.500% due 04/15/2026 (b)		195	33

Expedia Group, Inc.
6.250% due 05/01/2025		176	176

Frontier Communications Holdings LLC
8.750% due 05/15/2030		100	106

Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		100	92

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		500	482

Penske Truck Leasing Co. LP
3.950% due 03/10/2025		300	299

Petroleos Mexicanos
5.950% due 01/28/2031		100	85

T-Mobile USA, Inc.
3.875% due 04/15/2030		300	282

Thames Water Utilities Finance PLC
4.375% due 07/03/2034	GBP	100	97
9.750% due 04/30/2028 «		29	34

United Airlines Pass-Through Trust
5.875% due 04/15/2029		$45	46

United Airlines, Inc.
4.625% due 04/15/2029		300	285

Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033		100	86

Warnermedia Holdings, Inc.
3.638% due 03/15/2025		100	100

			3,518

UTILITIES 0.9%

EPH Financing International AS
6.651% due 11/13/2028	EUR	100	112

Georgia Power Co.
4.700% due 05/15/2032		$100	98

Pacific Gas & Electric Co.
3.150% due 01/01/2026		200	197
4.200% due 03/01/2029		200	193
6.150% due 01/15/2033		100	104

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern California Gas Co.
2.950% due 04/15/2027	$100	$96

		800

Total Corporate Bonds & Notes (Cost $12,173)		11,850

MUNICIPAL BONDS & NOTES 0.1%

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (c)	1,000	93

Total Municipal Bonds & Notes (Cost $125)		93

U.S. GOVERNMENT AGENCIES 64.6%

Freddie Mac
1.438% due 07/15/2047 •(a)	366	37
2.000% due 01/25/2051 (a)	960	91

Ginnie Mae
4.000% due 11/20/2050 - 03/20/2051 •	210	193

Uniform Mortgage-Backed Security
5.000% due 02/01/2053	356	345

Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	2,500	2,124
3.500% due 02/01/2055	3,000	2,653
4.000% due 03/01/2055	4,300	3,932
4.500% due 03/01/2055	3,700	3,478
5.000% due 01/01/2055 - 02/01/2055	24,500	23,644
5.500% due 02/01/2055	3,400	3,353
6.000% due 02/01/2055	14,900	14,957
6.500% due 02/01/2055	1,800	1,836

Total U.S. Government Agencies (Cost $56,951)		56,643

U.S. TREASURY OBLIGATIONS 11.8%

U.S. Treasury Inflation Protected Securities (d)
0.625% due 07/15/2032	1,956	1,748
1.125% due 01/15/2033	1,802	1,658
1.375% due 07/15/2033	3,846	3,599
1.750% due 01/15/2034	411	394
1.875% due 07/15/2034	2,012	1,950
2.375% due 01/15/2027	16	16

U.S. Treasury Notes
0.500% due 02/28/2026 (h)(j)	1,000	958

Total U.S. Treasury Obligations (Cost $10,731)		10,323

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.4%

American Home Mortgage Assets Trust
4.873% due 06/25/2037 •	310	283

Banc of America Funding Trust
4.805% due 02/20/2047 •	266	249
4.865% due 07/20/2036 •	248	246

Banc of America Mortgage Trust
5.598% due 06/25/2035 ~	23	20

BCAP LLC Trust
5.250% due 06/26/2036	304	114

Bear Stearns Adjustable Rate Mortgage Trust
4.308% due 11/25/2034 ~	249	219
7.585% due 01/25/2035 ~	2	2

CBA Commercial Small Balance Commercial Mortgage
4.953% due 06/25/2038 •	361	290

Countrywide Alternative Loan Trust
4.665% due 02/20/2047 •	130	102
5.500% due 04/25/2035	407	276
6.000% due 02/25/2037	273	111
6.500% due 11/25/2037	370	168

Countrywide Home Loan Mortgage Pass-Through Trust
4.186% due 02/20/2036 ~	142	123

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.113% due 08/25/2037 •	243	196

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Downey Savings & Loan Association Mortgage Loan Trust
4.671% due 10/19/2036 •	$282	$246

First Horizon Alternative Mortgage Securities Trust
4.408% due 01/25/2036 ~	94	46
5.282% due 06/25/2036 ~	64	52
6.288% due 06/25/2034 ~	38	37

First Horizon Mortgage Pass-Through Trust
5.144% due 11/25/2037 ~	365	153

GSMPS Mortgage Loan Trust
8.000% due 01/25/2035	206	207

HarborView Mortgage Loan Trust
5.301% due 11/19/2034 •	15	13

IndyMac INDX Mortgage Loan Trust
3.448% due 08/25/2037 ~	170	119
5.505% due 10/25/2034 ~	11	11

Lehman XS Trust
4.903% due 08/25/2046 •	188	187

Mortgage Equity Conversion Asset Trust
4.760% due 05/25/2042 •	142	139

New Residential Mortgage Loan Trust
4.500% due 05/25/2058 ~	147	143

Residential Accredit Loans, Inc. Trust
6.268% due 09/25/2037 ~	537	360

Thornburg Mortgage Securities Trust
5.703% due 06/25/2037 •	12	11
6.176% due 06/25/2037 •	119	101

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	322	306

WaMu Mortgage Pass-Through Certificates Trust
4.913% due 04/25/2045 •	17	17

Washington Mutual Mortgage Pass-Through Certificates Trust
5.903% due 09/25/2035 •	169	149

Total Non-Agency Mortgage-Backed Securities (Cost $5,534)		4,697

ASSET-BACKED SECURITIES 7.5%

CMBS OTHER 0.4%

Arbor Realty Commercial Real Estate Notes Ltd.
5.862% due 11/15/2036 •	201	201

MF1 Ltd.
5.570% due 10/16/2036 •	179	179

		380

HOME EQUITY OTHER 4.5%

Countrywide Asset-Backed Certificates Trust
4.478% due 07/25/2036 þ	214	198
4.713% due 12/25/2036 •	194	176
4.733% due 06/25/2047 •	298	269
4.813% due 11/25/2047 •	39	45
4.873% due 05/25/2047 •	950	832
6.095% due 08/25/2035 þ	12	12

GSAA Home Equity Trust
5.985% due 06/25/2036 ~	869	212

GSAMP Trust
4.653% due 11/25/2036 •	697	332

HSI Asset Securitization Corp. Trust
4.673% due 12/25/2036 •	1,715	470
4.893% due 12/25/2036 •	482	127

Morgan Stanley ABS Capital, Inc. Trust
4.593% due 11/25/2036 •	132	62
4.603% due 10/25/2036 •	328	167
4.703% due 07/25/2036 •	217	191
4.753% due 07/25/2036 •	588	214
4.813% due 03/25/2036 •	10	9
5.033% due 01/25/2036 •	103	99

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.253% due 02/25/2037 •	1,765	498

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Securitized Asset-Backed Receivables LLC Trust
5.218% due 02/25/2034 •		$79	$79

			3,992

WHOLE LOAN COLLATERAL 0.3%

Securitized Asset-Backed Receivables LLC Trust
5.113% due 08/25/2035 •		362	273

OTHER ABS 2.3%

Belle Haven ABS CDO Ltd.
8.360% due 11/03/2044 •		475	126

Carlyle Global Market Strategies CLO Ltd.
5.837% due 07/20/2032 •		456	457

Carlyle U.S. CLO Ltd.
5.806% due 10/15/2031 •		291	291

KKR CLO Ltd.
6.053% due 10/15/2030 •		147	147

LCM Ltd.
5.717% due 07/20/2030 •		66	66

Sierra Madre Funding Ltd.
4.977% due 09/07/2039 •		226	142
4.997% due 09/07/2039 •		1,215	754

Triaxx Prime CDO Ltd.
5.220% due 10/02/2039 •		56	1

			1,984

Total Asset-Backed Securities (Cost $8,902)			6,629

SOVEREIGN ISSUES 11.7%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (c)	BRL	7,700	1,210
0.000% due 10/01/2025 (c)		8,873	1,295

Dominican Republic International Bond
10.750% due 06/01/2036	DOP	11,900	210

Israel Government International Bond
5.375% due 03/12/2029		$400	399

Mexico Government International Bond
2.750% due 11/27/2031 (d)	MXN	3,754	152
3.000% due 12/03/2026 (d)		7,926	359
4.000% due 11/30/2028 (d)		1,168	53
4.000% due 08/24/2034 (d)		1,669	71
6.350% due 02/09/2035		$200	196

Peru Government International Bond
5.400% due 08/12/2034	PEN	1,400	341
6.150% due 08/12/2032		3,200	846
6.900% due 08/12/2037		1,400	372
6.950% due 08/12/2031		5,900	1,655
7.300% due 08/12/2033		2,300	646

Romania Government International Bond
1.750% due 07/13/2030	EUR	100	87

South Africa Government International Bond
4.850% due 09/30/2029		$200	187
7.000% due 02/28/2031	ZAR	1,900	90
8.000% due 01/31/2030		11,500	584
8.250% due 03/31/2032		3,500	172
8.500% due 01/31/2037		9,100	409
8.875% due 02/28/2035		7,400	357
9.000% due 01/31/2040		8,200	370

Turkey Government International Bond
7.625% due 05/15/2034		$200	204

Total Sovereign Issues (Cost $10,569)			10,265

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Nationwide Building Society
10.250% ~		250	41

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(e)		15,000	17

Total Preferred Securities (Cost $70)			58

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 28.4%

COMMERCIAL PAPER 3.1%

Alimentation Couche-Tard, Inc.
4.700% due 01/08/2025	$250	$250

American Electric Power Co., Inc.
4.670% due 01/21/2025	250	249

AutoNation, Inc.
4.750% due 01/07/2025	250	250

Avangrid, Inc.
4.720% due 01/07/2025	250	250

Bacardi-Martini BV
4.830% due 01/22/2025	250	249

Cencora, Inc.
4.750% due 01/15/2025	250	249

Consolidated Edison Co. of New York, Inc.
4.700% due 01/13/2025	250	250

Crown Castle, Inc.
4.990% due 01/16/2025	250	249

Dell International LLC
4.730% due 01/07/2025	250	250

Enbridge US, Inc.
4.730% due 01/24/2025	250	249

Keurig Dr Pepper, Inc.
4.700% due 01/10/2025	250	250

		2,745

REPURCHASE AGREEMENTS (f) 25.3%
		22,200

Total Short-Term Instruments (Cost $24,946)		24,945

Total Investments in Securities (Cost $131,013)		126,519

	SHARES
INVESTMENTS IN AFFILIATES 16.6%

SHORT-TERM INSTRUMENTS 16.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.6%

PIMCO Short-Term Floating NAV Portfolio III	1,494,261	14,550

Total Short-Term Instruments (Cost $14,536)		14,550

Total Investments in Affiliates (Cost $14,536)		14,550

Total Investments 160.8% (Cost $145,549)		$141,069

Financial Derivative Instruments (g)(i) 1.1% (Cost or Premiums, net $1,081)		996

Other Assets and Liabilities, net (61.9)%		(54,361)

Net Assets 100.0%		$87,704

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	4.450%	12/31/2024	01/02/2025	$22,200	U.S. Treasury Bonds 1.125% - 2.250% due 08/15/2040 - 05/15/2041	$(22,644)	$22,200	$22,205

Total Repurchase Agreements						$(22,644)	$22,200	$22,205

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.2)%
Ginnie Mae, TBA	4.000%	01/01/2055	$200	$(188)	$(184)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2055	2,200	(1,736)	(1,713)

Total Short Sales (2.2)%				$(1,924)	$(1,897)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC STR	$22,205	$0	$0	$22,205	$(22,644)	$(439)

Total Borrowings and Other Financing Transactions	$22,205	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	10	$2,391	$3	$0	$0
3-Month SOFR Active Contract December Futures	03/2026	10	2,401	(14)	0	0
3-Month SOFR Active Contract June Futures	09/2025	10	2,399	(9)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract June Futures	09/2026	10	$2,402	$(17)	$0	$0
3-Month SOFR Active Contract March Futures	06/2025	10	2,396	(4)	0	0
3-Month SOFR Active Contract March Futures	06/2026	10	2,402	(16)	0	0
3-Month SOFR Active Contract September Futures	12/2025	10	2,401	(12)	0	0
Canada Government 10-Year March Futures	03/2025	8	682	11	1	0
Long Gilt March Futures	03/2025	6	694	(16)	4	0
U.S. Treasury 2-Year Note March Futures	03/2025	18	3,701	(4)	0	(1)
U.S. Treasury 5-Year Note March Futures	03/2025	150	15,946	(65)	0	(20)

				$(143)	$5	$(21)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl March Futures	03/2025	5	$(610)	$4	$0	$(1)
Euro-Bund March Futures	03/2025	7	(968)	17	0	(3)
Euro-Schatz March Futures	03/2025	6	(665)	2	0	0
U.S. Treasury 10-Year Note March Futures	03/2025	57	(6,199)	52	13	0
U.S. Treasury Long-Term Bond March Futures	03/2025	7	(797)	18	2	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	35	(4,162)	107	18	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	96	(10,686)	126	24	0

				$326	$57	$(4)

Total Futures Contracts				$183	$62	$(25)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.360%	$	100	$2	$(1)	$1	$0	$0
General Electric Co.	1.000	Quarterly	06/20/2026	0.116		400	4	1	5	0	0

							$6	$0	$6	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-41 5-Year Index	(5.000)%	Quarterly	12/20/2028	$	1,059	$(63)	$(23)	$(86)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$	11,800	$265	$3	$268	$3	$0
iTraxx Crossover 42 5-Year Index	5.000	Quarterly	12/20/2029	EUR	200	19	(3)	16	0	0

						$284	$0	$284	$3	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029		GBP	9,600	$137	$(199)	$(62)	$27	$0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	$		4,790	166	159	325	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029			910	2	10	12	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030			200	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030			2,400	0	62	62	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.589	Annual	10/31/2030			5,000	0	127	127	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030			1,600	0	40	40	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030			1,400	0	35	35	1	0

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.623%	Annual	10/31/2030	$		400	$0	$9	$9	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030			300	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030			200	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030			1,100	0	22	22	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030			500	0	10	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030			1,100	0	20	20	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030			700	0	12	12	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030			300	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031			1,400	(1)	28	27	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033			300	(1)	(6)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033			700	(2)	(9)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034			200	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034			90	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034			300	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034			200	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034			300	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034			200	(1)	(10)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034			200	(1)	(9)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034			200	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034			200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034			3,500	(54)	150	96	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044			100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052			700	146	114	260	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053			60	3	18	21	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053			200	66	7	73	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053			300	97	11	108	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053			100	6	31	37	0	0
Pay	1-Year BRL-CDI	10.768	Maturity	01/04/2027		BRL	21,300	0	(250)	(250)	0	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027			2,300	0	(22)	(22)	0	0
Pay	1-Year BRL-CDI	11.566	Maturity	01/04/2027			12,700	0	(119)	(119)	0	0
Receive	1-Year BRL-CDI	11.691	Maturity	01/04/2027			23,700	0	214	214	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029		EUR	80	0	3	3	0	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035			3,075	25	18	43	9	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055			900	(3)	(18)	(21)	0	(5)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		AUD	6,300	47	8	55	17	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		EUR	100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027			200	(1)	(7)	(8)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027			200	(1)	(6)	(7)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027			200	(1)	(4)	(5)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027			100	0	(3)	(3)	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		CAD	1,000	(14)	(17)	(31)	0	(1)

								$609	$441	$1,050	$75	$(10)

Total Swap Agreements								$836	$418	$1,254	$78	$(11)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$65	$83	$148	$0	$(25)	$(17)	$(42)

(h)

Securities with an aggregate market value of $459 and cash of $1,571 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $3 for closed futures and unsettled variation margin asset of $5 and liability of $(6) for closed swap agreements is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2025	SGD	124		$92	$1	$0
	01/2025		$172	NZD	298	0	(5)

BOA	01/2025	CNH	322		$44	0	0
	01/2025	GBP	93		118	2	0
	01/2025	SEK	425		39	0	0
	01/2025	SGD	169		126	2	0
	01/2025		$17	IDR	270,133	0	0
	01/2025		44	JPY	6,755	0	(1)
	01/2025		30	KRW	41,754	0	(1)
	03/2025	PEN	340		$91	1	0

BPS	01/2025	CNH	3,589		495	6	0
	01/2025	IDR	763,087		47	0	(1)
	01/2025	INR	12,015		140	0	0
	01/2025	KRW	118,098		85	5	0
	01/2025	SGD	143		106	2	0
	01/2025	TWD	8,402		265	9	0
	01/2025		$209	CNH	1,527	0	(1)
	01/2025		331	IDR	5,263,121	0	(6)
	01/2025		257	INR	21,729	0	(4)
	01/2025		95	KRW	141,346	1	0
	01/2025		177	PLN	722	0	(3)
	01/2025		122	TWD	3,963	0	(2)
	01/2025		91	ZAR	1,709	0	0
	01/2025	ZAR	9,411		$532	34	0
	02/2025	CNH	2,093		289	3	0
	03/2025	ILS	93		26	0	0
	03/2025	KRW	140,981		95	0	0
	03/2025		$47	IDR	765,400	0	0
	03/2025		140	INR	12,078	0	0
	04/2025	TWD	3,940		$122	2	0
	05/2025	CNH	2,192		302	2	0

BRC	01/2025	CAD	1,748		1,242	25	0
	01/2025	TWD	5,241		161	2	0
	01/2025		$76	IDR	1,190,652	0	(2)
	01/2025		568	TRY	21,128	21	0
	02/2025		337		12,766	7	0
	03/2025	ILS	352		$99	2	0
	03/2025		$217	TRY	8,283	3	0

BSH	04/2025	PEN	3,239		$856	0	(4)
	06/2025		1,803		481	3	0

CBK	01/2025	CNH	67		9	0	0
	01/2025	DOP	1,274		21	0	0
	01/2025	EUR	230		242	4	0
	01/2025	IDR	929,384		58	0	0
	01/2025	INR	108,452		1,272	7	0
	01/2025	KRW	701,366		504	29	0
	01/2025	PEN	3,910		1,043	4	(1)
	01/2025	TWD	34,444		1,082	35	0
	01/2025		$349	GBP	278	0	(1)
	01/2025		141	IDR	2,232,037	0	(2)
	01/2025		1,334	INR	112,817	0	(18)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2025		$75	KRW	110,671	$0	$0
	01/2025		315	PEN	1,175	0	(2)
	02/2025	DOP	3,043		$50	0	0
	02/2025	PEN	1,177		315	2	0
	03/2025	KRW	110,398		75	1	0
	03/2025	PEN	215		57	0	0
	03/2025		$93	COP	413,826	0	0
	03/2025		58	IDR	932,118	0	0
	03/2025		1,272	INR	108,939	0	(9)
	04/2025	PEN	1,142		$306	3	0

DUB	01/2025	BRL	3,954		639	0	(2)
	01/2025	KRW	818,792		586	31	0
	01/2025		$705	BRL	3,954	0	(65)
	01/2025		112	KRW	158,603	0	(5)
	01/2025		70	PLN	284	0	(1)
	02/2025	PEN	282		$75	0	0
	03/2025		$12	TRY	571	3	0

FAR	01/2025	AUD	1,011		$656	30	0
	01/2025	BRL	3,967		645	3	0
	01/2025	TWD	512		16	0	0
	01/2025		$641	BRL	3,967	2	0
	02/2025		645		3,988	0	(3)

GLM	01/2025	DOP	1,522		$25	0	0
	01/2025	KRW	175,064		127	9	0
	01/2025	MXN	1,202		57	0	0
	01/2025	PEN	848		226	0	0
	01/2025	TWD	8,073		251	6	0
	01/2025		$199	IDR	3,163,111	0	(4)
	01/2025		171	INR	14,551	0	(1)
	01/2025		218	PLN	890	0	(2)
	02/2025	MXN	429		$21	1	0
	03/2025	PEN	540		144	0	0
	04/2025	BRL	7,600		1,362	150	0
	10/2025		8,873		1,455	109	0

IND	01/2025		$134	TRY	4,735	0	0

JPM	01/2025	CNH	3,030		$419	6	0
	01/2025	TRY	2,086		58	0	0
	01/2025	TWD	7,235		223	3	0
	01/2025		$8	IDR	131,831	0	0
	01/2025		213	INR	18,040	0	(3)
	01/2025		37	JPY	5,565	0	(2)
	01/2025		186	PLN	758	0	(3)
	01/2025		58	TRY	2,105	0	0
	03/2025		10		505	3	0
	04/2025	BRL	100		$18	2	0
	05/2025		$56	TRY	2,506	7	0

MBC	01/2025	AUD	64		$40	0	0
	01/2025	CAD	277		193	0	0
	01/2025	CHF	1,127		1,284	41	0
	01/2025	CNH	711		98	1	0
	01/2025	EUR	593		623	8	0
	01/2025	INR	5,056		59	0	0
	01/2025	KRW	851,817		612	35	0
	01/2025	SGD	121		89	0	0
	01/2025		$87	AUD	134	0	(4)
	01/2025		110	CNH	801	0	(1)
	01/2025		98	GBP	77	0	(1)
	01/2025		146	INR	12,363	0	(2)
	01/2025		94	JPY	14,100	0	(5)
	01/2025		142	PLN	578	0	(2)
	01/2025		190	TWD	6,193	0	(2)
	03/2025	ILS	112		$32	1	0
	03/2025		$59	INR	5,082	0	0
	04/2025	TWD	6,157		$190	2	0
	05/2025	CNH	1,476		204	1	0

MYI	01/2025		$47	IDR	737,429	0	(1)
	01/2025		111	PLN	452	0	(2)
	02/2025		27	TRY	1,036	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
NGF	01/2025		$208	IDR	3,312,967	$0	$(3)

RBC	03/2025	MXN	6,435		$314	9	0

SCX	01/2025	CNH	1,503		208	3	0
	01/2025	PEN	963		257	1	0
	01/2025	SGD	49		37	1	0
	01/2025	TWD	4,253		133	3	0
	01/2025		$171	GBP	135	0	(2)
	01/2025		300	IDR	4,745,968	0	(7)
	01/2025		428	INR	36,159	0	(6)
	01/2025		19	KRW	28,138	0	0
	01/2025		100	TWD	3,277	0	(1)
	02/2025	CNH	1,226		$168	1	0
	02/2025	PEN	1,930		515	2	0
	03/2025	KRW	28,067		19	0	0
	04/2025	TWD	3,261		101	1	0
	05/2025	CNH	1,408		195	3	0

SOG	01/2025		$398	PLN	1,614	0	(7)

SSB	01/2025	MXN	396		$20	1	0
	01/2025		$102	IDR	1,651,422	0	0

TOR	01/2025		71	JPY	10,668	0	(3)

UAG	01/2025		88	PLN	359	0	(2)

Total Forward Foreign Currency Contracts						$698	$(205)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255%	08/16/2039	1,000	$96	$82
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.255	08/16/2039	1,000	96	108

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	10/30/2025	17,100	92	48

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	08/01/2025	15,300	93	31

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/06/2025	1,800	0	0
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/10/2025	2,700	0	0
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/11/2025	2,000	0	0
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/12/2025	2,700	0	0
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/13/2025	3,000	0	0
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/18/2025	4,500	0	0

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.808	07/31/2034	500	44	38
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.808	07/31/2034	500	44	48

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.100	02/06/2025	9,000	10	11
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.800	07/12/2034	1,000	86	76
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.800	07/12/2034	1,000	86	96

Total Purchased Options							$647	$538

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490%	01/06/2025	100	$0	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	100	0	(2)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	17,100	(35)	(15)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	17,100	(57)	(27)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	15,300	(35)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	15,300	(58)	(14)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	100	0	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	100	0	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	100	0	(1)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822%	01/21/2025	100	$0	$0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.243	03/06/2025	200	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.255	03/10/2025	300	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/11/2025	200	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.245	03/12/2025	300	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/13/2025	300	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/18/2025	500	0	0

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	100	0	(1)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	200	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	200	(1)	(2)

Total Written Options							$(195)	$(79)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$356	$(95)	$67	$0	$(28)
MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	422	(112)	78	0	(34)

Total Swap Agreements						$(207)	$145	$0	$(62)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$1	$0	$0	$1	$(5)	$0	$0	$(5)	$(4)	$0	$(4)
BOA	5	190	0	195	(2)	0	0	(2)	193	0	193
BPS	64	0	0	64	(17)	(2)	0	(19)	45	0	45
BRC	60	0	0	60	(2)	0	(28)	(30)	30	0	30
BSH	3	0	0	3	(4)	0	0	(4)	(1)	0	(1)
CBK	85	0	0	85	(33)	0	0	(33)	52	0	52
DUB	34	48	0	82	(73)	(42)	0	(115)	(33)	0	(33)
FAR	35	31	0	66	(3)	(21)	0	(24)	42	0	42
GLM	275	0	0	275	(7)	(7)	0	(14)	261	(270)	(9)
JPM	21	86	0	107	(8)	(2)	0	(10)	97	0	97
MBC	89	0	0	89	(17)	0	0	(17)	72	0	72
MYC	0	183	0	183	0	0	(34)	(34)	149	82	231
MYI	1	0	0	1	(3)	0	0	(3)	(2)	0	(2)
NGF	0	0	0	0	(3)	(5)	0	(8)	(8)	0	(8)
RBC	9	0	0	9	0	0	0	0	9	0	9
SCX	15	0	0	15	(16)	0	0	(16)	(1)	0	(1)
SOG	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)
SSB	1	0	0	1	0	0	0	0	1	0	1
TOR	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
UAG	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)

Total Over the Counter	$698	$538	$0	$1,236	$(205)	$(79)	$(62)	$(346)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

(j)

Securities with an aggregate market value of $82 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$65	$65
Swap Agreements	0	3	0	0	80	83

	$0	$3	$0	$0	$145	$148

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$698	$0	$698
Purchased Options	0	0	0	0	538	538

	$0	$0	$0	$698	$538	$1,236

	$0	$3	$0	$698	$683	$1,384

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$25	$25
Swap Agreements	0	1	0	0	16	17

	$0	$1	$0	$0	$41	$42

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$205	$0	$205
Written Options	0	0	0	0	79	79
Swap Agreements	0	62	0	0	0	62

	$0	$62	$0	$205	$79	$346

	$0	$63	$0	$205	$120	$388

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$13	$13
Futures	0	0	0	0	190	190
Swap Agreements	0	170	0	0	34	204

	$0	$170	$0	$0	$237	$407

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$94	$0	$94
Purchased Options	0	0	0	0	17	17
Written Options	0	0	0	6	119	125
Swap Agreements	0	53	0	0	0	53

	$0	$53	$0	$100	$136	$289

	$0	$223	$0	$100	$373	$696

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,016	$1,016
Swap Agreements	0	(106)	0	0	398	292

	$0	$(106)	$0	$0	$1,414	$1,308

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$718	$0	$718
Purchased Options	0	0	0	0	(110)	(110)
Written Options	0	0	0	0	118	118
Swap Agreements	0	(75)	0	0	0	(75)

	$0	$(75)	$0	$718	$8	$651

	$0	$(181)	$0	$718	$1,422	$1,959

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,016	$0	$1,016
Corporate Bonds & Notes
Banking & Finance	0	7,532	0	7,532
Industrials	0	3,484	34	3,518
Utilities	0	800	0	800
Municipal Bonds & Notes
West Virginia	0	93	0	93
U.S. Government Agencies	0	56,643	0	56,643
U.S. Treasury Obligations	0	10,323	0	10,323
Non-Agency Mortgage-Backed Securities	0	4,697	0	4,697
Asset-Backed Securities
CMBS Other	0	380	0	380
Home Equity Other	0	3,992	0	3,992
Whole Loan Collateral	0	273	0	273
Other ABS	0	1,984	0	1,984
Sovereign Issues	0	10,265	0	10,265
Preferred Securities
Banking & Finance	0	58	0	58
Short-Term Instruments
Commercial Paper	0	2,745	0	2,745
Repurchase Agreements	0	22,200	0	22,200

	$0	$126,485	$34	$126,519

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,550	$0	$0	$14,550

Total Investments	$14,550	$126,485	$34	$141,069

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,897)	$0	$(1,897)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5	135	0	140
Over the counter	0	1,236	0	1,236

	$5	$1,371	$0	$1,376

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(32)	0	(36)
Over the counter	0	(284)	(62)	(346)

	$(4)	$(316)	$(62)	$(382)

Total Financial Derivative Instruments	$1	$1,055	$(62)	$994

Totals	$14,551	$125,643	$(28)	$140,166

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO Dynamic Bond Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio managers as a team. The financial information in the form of the portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

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December 31, 2024

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

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Notes to Financial Statements	(Cont.)

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates

In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

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On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	25

Notes to Financial Statements	(Cont.)

permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options

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on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	27

Notes to Financial Statements	(Cont.)

amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$123	$55,615	$(41,200)	$(2)	$14	$14,550	$711	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks.

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When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in

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Notes to Financial Statements	(Cont.)

CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of December 31, 2024, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the

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characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow

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Notes to Financial Statements	(Cont.)

through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility

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parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater

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Notes to Financial Statements	(Cont.)

or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or

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bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions of portfolio shares.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

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Notes to Financial Statements	(Cont.)

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments

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in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information,

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	37

Notes to Financial Statements	(Cont.)

regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared

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OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.55%	0.30%	0.30%	0.30%	0.30%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

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Notes to Financial Statements	(Cont.)

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made

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against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$840,452	$825,498	$10,638	$5,622

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2024		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	189	$1,642	117	$1,004

Class M	2	24	1	7

Administrative Class	1,207	10,507	697	5,928

Advisor Class	156	1,360	140	1,191
Issued as reinvestment of distributions

Institutional Class	265	2,303	205	1,739

Class M	1	8	1	7

Administrative Class	139	1,209	109	924

Advisor Class	58	501	48	408
Cost of shares redeemed

Institutional Class	(340)	(2,955)	(317)	(2,688)

Class M	(5)	(46)	(6)	(51)

Administrative Class	(1,011)	(8,769)	(550)	(4,670)

Advisor Class	(230)	(2,004)	(427)	(3,620)

Net increase (decrease) resulting from Portfolio share transactions	431	$3,780	18	$179

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 71% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	41

Notes to Financial Statements	(Cont.)	December 31, 2024

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Dynamic Bond Portfolio	$2,402	$0	$(3,995)	$(2)	$(339)	$0	$0	$(1,934)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, interest accrued on defaulted securities, and return of capital distributions from underlying funds.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly due to organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Dynamic Bond Portfolio	$0	$339

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Dynamic Bond Portfolio	$145,487	$3,120	$(7,109)	$(3,989)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, interest accrued on defaulted securities, and return of capital distributions from underlying funds.

For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2024			December 31, 2023

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Dynamic Bond Portfolio	$4,021	$0	$0	$3,078	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

42	PIMCO VARIABLE INSURANCE TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Dynamic Bond Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Dynamic Bond Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2025

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	43

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol

BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty

CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona

CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TRY	Turkish New Lira

COP	Colombian Peso	KRW	South Korean Won	TWD	Taiwanese Dollar

DOP	Dominican Peso	MXN	Mexican Peso	USD (or $)	United States Dollar

EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	SOFR	Secured Overnight Financing Rate

BOBL	Bundesobligation, the German word for federal government bond	CDX.IG	Credit Derivatives Index - Investment Grade	SONIA	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:

ABS	Asset-Backed Security	BRL-CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate

ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

BBR	Bank Bill Rate	CMBS	Collateralized Mortgage-Backed Security	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate

44	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Dynamic Bond Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0385	$0.0000	$0.0000	$0.0385

August 2024	$0.0399	$0.0000	$0.0000	$0.0399

September 2024	$0.0336	$0.0000	$0.0000	$0.0336

October 2024	$0.0343	$0.0000	$0.0000	$0.0343

November 2024	$0.0336	$0.0000	$0.0000	$0.0336

December 2024	$0.0360	$0.0000	$0.0000	$0.0360

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0352	$0.0000	$0.0000	$0.0352

August 2024	$0.0364	$0.0000	$0.0000	$0.0364

September 2024	$0.0306	$0.0000	$0.0000	$0.0306

October 2024	$0.0310	$0.0000	$0.0000	$0.0310

November 2024	$0.0303	$0.0000	$0.0000	$0.0303

December 2024	$0.0326	$0.0000	$0.0000	$0.0326

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0374	$0.0000	$0.0000	$0.0374

August 2024	$0.0387	$0.0000	$0.0000	$0.0387

September 2024	$0.0326	$0.0000	$0.0000	$0.0326

October 2024	$0.0332	$0.0000	$0.0000	$0.0332

November 2024	$0.0325	$0.0000	$0.0000	$0.0325

December 2024	$0.0349	$0.0000	$0.0000	$0.0349

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0367	$0.0000	$0.0000	$0.0367

August 2024	$0.0379	$0.0000	$0.0000	$0.0379

September 2024	$0.0320	$0.0000	$0.0000	$0.0320

October 2024	$0.0325	$0.0000	$0.0000	$0.0325

November 2024	$0.0318	$0.0000	$0.0000	$0.0318

December 2024	$0.0341	$0.0000	$0.0000	$0.0341

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	45

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2024 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†	163(j) Interest Dividends (000s)†

PIMCO Dynamic Bond Portfolio	0%	0%	$3,426	$0	$3,196

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO Dynamic Bond Portfolio	0%

46	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	47

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal — Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	949,229,696.72	37,613,000.38

Kimberley G. Stafford†	952,414,717.16	34,427,979.95

Michael J. Berchtold	950,347,922.59	36,494,774.51

Jennifer Holden Dunbar	951,845,039.31	34,997,657.79

Kym M. Hubbard	950,843,616.44	35,999,080.66

Gary F. Kennedy	947,019,229.39	39,823,467.72

Anne K. Kratky	951,478,646.42	35,364,050.69

Steven Lipiner	949,338,055.21	37,504,641.90

Peter B. McCarthy	946,730,272.43	40,112,424.68

Ronald C. Parker	946,733,280.95	40,109,416.16

†	Interested Trustee

48	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2025.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for

PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	49

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and

50	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the five-year period ended March 31, 2024, and underperformed their respective performance indexes over the three- and ten-year periods ended March 31, 2024, and that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their performance index since inception for the period ended March 31, 2024. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	51

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

differences in fees were attributable to various factors, including, but not limited to, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in

52	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the

Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	53

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

54	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITDYNBONDFSTMAR_123124

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2024

PIMCO Emerging Markets Bond Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Emerging Markets Bond Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the ”Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023,

which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO Emerging Markets Bond Portfolio	09/30/02	04/30/12	11/10/14	09/30/02	03/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”),

any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the PIMCO Emerging Markets Bond Portfolio	(Cont.)

applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights	PIMCO Emerging Markets Bond Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

12/31/2024	$10.56	$0.72	$0.06	$0.78	$(0.70)	$0.00	$(0.70)

12/31/2023	10.06	0.59	0.50	1.09	(0.59)	0.00	(0.59)

12/31/2022	12.52	0.52	(2.46)	(1.94)	(0.52)	0.00	(0.52)

12/31/2021	13.44	0.54	(0.86)	(0.32)	(0.60)	0.00	(0.60)

12/31/2020	13.19	0.55	0.30	0.85	(0.60)	0.00	(0.60)
Class M

12/31/2024	10.56	0.67	0.06	0.73	(0.65)	0.00	(0.65)

12/31/2023	10.06	0.55	0.49	1.04	(0.54)	0.00	(0.54)

12/31/2022	12.52	0.47	(2.45)	(1.98)	(0.48)	0.00	(0.48)

12/31/2021	13.44	0.48	(0.86)	(0.38)	(0.54)	0.00	(0.54)

12/31/2020	13.19	0.49	0.31	0.80	(0.55)	0.00	(0.55)
Administrative Class

12/31/2024	10.56	0.70	0.06	0.76	(0.68)	0.00	(0.68)

12/31/2023	10.06	0.58	0.50	1.08	(0.58)	0.00	(0.58)

12/31/2022	12.52	0.51	(2.46)	(1.95)	(0.51)	0.00	(0.51)

12/31/2021	13.44	0.52	(0.86)	(0.34)	(0.58)	0.00	(0.58)

12/31/2020	13.19	0.53	0.30	0.83	(0.58)	0.00	(0.58)
Advisor Class

12/31/2024	10.56	0.69	0.06	0.75	(0.67)	0.00	(0.67)

12/31/2023	10.06	0.57	0.49	1.06	(0.56)	0.00	(0.56)

12/31/2022	12.52	0.49	(2.45)	(1.96)	(0.50)	0.00	(0.50)

12/31/2021	13.44	0.51	(0.86)	(0.35)	(0.57)	0.00	(0.57)

12/31/2020	13.19	0.51	0.31	0.82	(0.57)	0.00	(0.57)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.64	7.59%	$55,165	1.13%	1.13%	0.85%	0.85%	6.76%	62%

10.56	11.27	53,101	1.12	1.12	0.85	0.85	5.90	72

10.06	(15.50)	49,539	0.89	0.89	0.85	0.85	4.95	39

12.52	(2.42)	59,591	0.87	0.87	0.85	0.85	4.22	42

13.44	6.87	54,693	0.95	0.95	0.85	0.85	4.26	106

10.64	7.11	418	1.58	1.58	1.30	1.30	6.29	62

10.56	10.78	411	1.57	1.57	1.30	1.30	5.44	72

10.06	(15.88)	440	1.34	1.34	1.30	1.30	4.47	39

12.52	(2.85)	579	1.32	1.32	1.30	1.30	3.75	42

13.44	6.38	764	1.40	1.40	1.30	1.30	3.82	106

10.64	7.43	96,396	1.28	1.28	1.00	1.00	6.58	62

10.56	11.11	104,426	1.27	1.27	1.00	1.00	5.73	72

10.06	(15.63)	109,838	1.04	1.04	1.00	1.00	4.78	39

12.52	(2.56)	134,990	1.02	1.02	1.00	1.00	4.06	42

13.44	6.71	154,896	1.10	1.10	1.00	1.00	4.12	106

10.64	7.32	40,059	1.38	1.38	1.10	1.10	6.49	62

10.56	11.00	41,049	1.37	1.37	1.10	1.10	5.65	72

10.06	(15.72)	38,856	1.14	1.14	1.10	1.10	4.69	39

12.52	(2.66)	49,141	1.12	1.12	1.10	1.10	3.97	42

13.44	6.60	47,639	1.20	1.20	1.10	1.10	4.02	106

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Statement of Assets and Liabilities	PIMCO Emerging Markets Bond Portfolio	December 31, 2024

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$196,109
Investments in Affiliates	171
Financial Derivative Instruments
Exchange-traded or centrally cleared	54
Over the counter	2,631
Cash	606
Deposits with counterparty	2,324
Foreign currency, at value	750
Receivable for investments sold	446
Receivable for TBA investments sold	3,817
Receivable for Portfolio shares sold	96
Interest and/or dividends receivable	3,255
Dividends receivable from Affiliates	4
Total Assets	210,263

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$7,567
Payable for sale-buyback transactions	399
Financial Derivative Instruments
Exchange-traded or centrally cleared	123
Over the counter	387
Payable for investments purchased	1,154
Payable for investments in Affiliates purchased	4
Payable for investments purchased on a delayed-delivery basis	196
Payable for TBA investments purchased	7,029
Deposits from counterparty	1,145
Payable for Portfolio shares redeemed	57
Accrued investment advisory fees	75
Accrued supervisory and administrative fees	66
Accrued distribution fees	9
Accrued servicing fees	13
Foreign capital gains tax payable	1
Total Liabilities	18,225

Commitments and Contingent Liabilities^

Net Assets	$192,038

Net Assets Consist of:

Paid in capital	$242,200
Distributable earnings (accumulated loss)	(50,162)

Net Assets	$192,038

Net Assets:

Institutional Class	$55,165
Class M	418
Administrative Class	96,396
Advisor Class	40,059

Shares Issued and Outstanding:

Institutional Class	5,184
Class M	39
Administrative Class	9,058
Advisor Class	3,764

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.64
Class M	10.64
Administrative Class	10.64
Advisor Class	10.64

Cost of investments in securities	$214,799
Cost of investments in Affiliates	$171
Cost of foreign currency held	$759
Cost or premiums of financial derivative instruments, net	$458

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Emerging Markets Bond Portfolio

Year Ended December 31, 2024
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$15,275
Dividends	23
Dividends from Investments in Affiliates	72
Miscellaneous income	59
Total Income	15,429

Expenses:

Investment advisory fees	881
Supervisory and administrative fees	783
Distribution and/or servicing fees - Class M	2
Distribution and/or servicing fees - Administrative Class	151
Distribution and/or servicing fees - Advisor Class	103
Trustee fees	7
Interest expense	556
Total Expenses	2,483

Net Investment Income (Loss)	12,946

Net Realized Gain (Loss):

Investments in securities	(14,863)
Exchange-traded or centrally cleared financial derivative instruments	(206)
Over the counter financial derivative instruments	2,433
Foreign currency	(148)

Net Realized Gain (Loss)	(12,784)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax**	12,820
Exchange-traded or centrally cleared financial derivative instruments	(1,353)
Over the counter financial derivative instruments	2,597
Foreign currency assets and liabilities	(21)

Net Change in Unrealized Appreciation (Depreciation)	14,043

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,205

* Foreign tax withholdings	$17

** Foreign capital gains tax	$10

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Statements of Changes in Net Assets	PIMCO Emerging Markets Bond Portfolio

(Amounts in thousands†)	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$12,946	$11,095
Net realized gain (loss)	(12,784)	(11,108)
Net change in unrealized appreciation (depreciation)	14,043	20,106

Net Increase (Decrease) in Net Assets Resulting from Operations	14,205	20,093

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(3,553)	(2,917)
Class M	(26)	(23)
Administrative Class	(6,452)	(5,894)
Advisor Class	(2,603)	(2,211)

Total Distributions(a)	(12,634)	(11,045)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(8,520)	(8,734)

Total Increase (Decrease) in Net Assets	(6,949)	314

Net Assets:

Beginning of year	198,987	198,673
End of year	$192,038	$198,987

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	December 31, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.1%

ALBANIA 0.1%

SOVEREIGN ISSUES 0.1%

Albania Government International Bond
3.500% due 11/23/2031	EUR	200	$195

Total Albania (Cost $224)			195

ANGOLA 0.4%

SOVEREIGN ISSUES 0.4%

Angolan Government International Bond
8.250% due 05/09/2028		$400	377
9.500% due 11/12/2025		300	301
9.375% due 05/08/2048		200	165

Total Angola (Cost $817)			843

ARGENTINA 3.6%

SOVEREIGN ISSUES 3.6%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$840	650
1.000% due 07/09/2029		449	365
3.500% due 07/09/2041 þ		4,227	2,650
4.125% due 07/09/2046 þ		310	207
5.000% due 01/09/2038 þ		2,292	1,607
4.125% due 07/09/2035 þ(j)		1,876	1,250

Provincia de Buenos Aires
6.625% due 09/01/2037 þ		138	92

Provincia de Neuquen Argentina
6.875% due 04/27/2030 þ		140	133

Total Argentina (Cost $5,534)			6,954

ARMENIA 0.4%

SOVEREIGN ISSUES 0.4%

Republic of Armenia International Bond
3.600% due 02/02/2031		$500	413
3.950% due 09/26/2029		300	263

Total Armenia (Cost $789)			676

AZERBAIJAN 0.7%

CORPORATE BONDS & NOTES 0.7%

Southern Gas Corridor CJSC
6.875% due 03/24/2026		$1,400	1,420

Total Azerbaijan (Cost $1,417)			1,420

BAHRAIN 0.5%

SOVEREIGN ISSUES 0.5%

Bahrain Government International Bond
4.250% due 01/25/2028		$300	283
7.500% due 09/20/2047		700	683

Total Bahrain (Cost $955)			966

BENIN 0.1%

SOVEREIGN ISSUES 0.1%

Benin Government International Bond
7.960% due 02/13/2038		$200	189

Total Benin (Cost $194)			189

BERMUDA 0.2%

CORPORATE BONDS & NOTES 0.2%

Star Energy Geothermal Darajat
4.850% due 10/14/2038		$400	372

Total Bermuda (Cost $400)			372

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BRAZIL 7.6%

CORPORATE BONDS & NOTES 1.9%

Banco do Brasil SA
8.500% due 07/29/2026	MXN	16,000	$747

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$1,720	1,712

CSN Inova Ventures
6.750% due 01/28/2028		500	468

Vale Overseas Ltd.
6.400% due 06/28/2054		200	197

Vale SA
0.000% due 12/29/2049 ~(h)	BRL	10,380	596

			3,720

SOVEREIGN ISSUES 5.7%

Brazil Government International Bond
4.750% due 01/14/2050		$513	351
5.625% due 01/07/2041		50	42
6.125% due 01/22/2032		300	287
7.125% due 05/13/2054		400	371

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (e)	BRL	59,600	9,365

Brazil Notas do Tesouro Nacional
6.000% due 08/15/2050		4,387	600

			11,016

Total Brazil (Cost $17,153)			14,736

BULGARIA 0.4%

SOVEREIGN ISSUES 0.4%

Bulgaria Government International Bond
3.625% due 09/05/2032	EUR	400	424
5.000% due 03/05/2037		$400	376

Total Bulgaria (Cost $843)			800

CAMEROON 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Cameroon International Bond
5.950% due 07/07/2032	EUR	550	462
9.500% due 11/19/2025		$67	66

Total Cameroon (Cost $667)			528

CAYMAN ISLANDS 2.5%

CONVERTIBLE BONDS & NOTES 0.3%

Meituan
0.000% due 04/27/2027 (e)		$600	592

CORPORATE BONDS & NOTES 2.1%

Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (e)		475	367

CK Hutchison International Ltd.
4.750% due 04/21/2028		500	497
4.875% due 04/21/2033		500	487

Gaci First Investment Co.
4.875% due 02/14/2035		1,400	1,317

ICD Funding Ltd.
3.223% due 04/28/2026		200	195

Interoceanica Finance Ltd.
0.000% due 05/15/2030 (e)		464	374
0.000% due 11/30/2025 (e)		26	25
7.860% due 05/15/2030		200	205

Kaisa Group Holdings Ltd.
9.375% due 06/30/2049 ^		300	19

Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		83	83

Poinsettia Finance Ltd.
6.625% due 06/17/2031		551	492

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (a)	$31	$4

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (a)	31	4

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (a)	62	8

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (a)	93	10

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (a)	94	10

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (a)	44	4

		4,101

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.250% due 06/04/2034	200	199

Total Cayman Islands (Cost $5,218)		4,892

CHILE 2.4%

CORPORATE BONDS & NOTES 1.8%

Banco del Estado de Chile
7.950% due 05/02/2029 •(h)(i)	$300	308

Corp. Nacional del Cobre de Chile
3.700% due 01/30/2050	300	202
4.250% due 07/17/2042	200	155
4.875% due 11/04/2044	600	495
5.125% due 02/02/2033	300	285
6.300% due 09/08/2053	300	294

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	200	121
3.830% due 09/14/2061	200	132

Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030	200	186
4.700% due 05/07/2050	300	247

Empresa Nacional del Petroleo
5.950% due 07/30/2034	200	199
6.150% due 05/10/2033	200	202

Engie Energia Chile SA
6.375% due 04/17/2034	200	201

GNL Quintero SA
4.634% due 07/31/2029	353	349

		3,376

SOVEREIGN ISSUES 0.6%

Chile Government International Bond
3.100% due 05/07/2041 (j)	300	215
3.250% due 09/21/2071	800	474
4.340% due 03/07/2042	600	504

		1,193

Total Chile (Cost $5,482)		4,569

COLOMBIA 2.3%

CORPORATE BONDS & NOTES 0.7%

Ecopetrol SA
5.875% due 05/28/2045	$400	276
6.875% due 04/29/2030	200	195
8.375% due 01/19/2036	400	386
7.750% due 02/01/2032	500	486

		1,343

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.6%

Colombia Government International Bond
5.000% due 06/15/2045		$1,300	$880
5.200% due 05/15/2049		500	337
6.125% due 01/18/2041		400	328
7.500% due 02/02/2034		500	493
8.000% due 11/14/2035		300	302
8.375% due 11/07/2054		300	292
8.750% due 11/14/2053		400	406

			3,038

Total Colombia (Cost $5,174)			4,381

COSTA RICA 0.2%

SOVEREIGN ISSUES 0.2%

Costa Rica Government International Bond
7.300% due 11/13/2054		$300	311

Total Costa Rica (Cost $285)			311

CZECH REPUBLIC 0.2%

CORPORATE BONDS & NOTES 0.2%

EPH Financing International AS
6.651% due 11/13/2028	EUR	300	336

Total Czech Republic (Cost $336)			336

DOMINICAN REPUBLIC 3.3%

SOVEREIGN ISSUES 3.3%

Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	8,300	137
13.000% due 12/05/2025		50,200	841
13.000% due 01/30/2026		7,600	128

Dominican Republic International Bond
4.875% due 09/23/2032		$700	626
5.300% due 01/21/2041		400	341
5.500% due 02/22/2029		200	194
5.875% due 01/30/2060		600	509
6.000% due 07/19/2028 (j)		900	894
6.000% due 02/22/2033		500	481
6.500% due 02/15/2048		300	286
6.600% due 06/01/2036		150	149
7.050% due 02/03/2031		150	154
8.625% due 04/20/2027		300	309
9.750% due 06/05/2026	DOP	8,000	132
10.750% due 06/01/2036		20,100	355
13.625% due 02/10/2034		23,800	477
11.250% due 09/15/2035		12,800	232

Total Dominican Republic (Cost $6,555)			6,245

ECUADOR 1.1%

SOVEREIGN ISSUES 1.1%

Ecuador Government International Bond
0.000% due 07/31/2030 (e)		$173	96
5.000% due 07/31/2040 þ		885	456
5.500% due 07/31/2035 þ		1,507	860
6.900% due 07/31/2030 þ		862	603

Ecuador Social Bond SARL
0.000% due 01/30/2035 (e)		46	32

Total Ecuador (Cost $2,074)			2,047

EGYPT 2.0%

SOVEREIGN ISSUES 2.0%

Egypt Government International Bond
4.750% due 04/16/2026	EUR	300	305
6.375% due 04/11/2031	EUR	900	825
7.300% due 09/30/2033		$500	425
7.625% due 05/29/2032		1,900	1,673
8.500% due 01/31/2047		200	156
8.875% due 05/29/2050		600	480

Total Egypt (Cost $3,586)			3,864

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EL SALVADOR 0.8%

SOVEREIGN ISSUES 0.8%

El Salvador Government International Bond
8.250% due 04/10/2032		$30	$31
9.250% due 04/17/2030		300	318
9.650% due 11/21/2054		1,150	1,214

Total El Salvador (Cost $1,447)			1,563

GERMANY 0.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	EUR	1,000	1,026

Total Germany (Cost $1,027)			1,026

GHANA 0.8%

SOVEREIGN ISSUES 0.8%

Ghana Government International Bond
0.000% due 07/03/2026 (e)		$96	89
0.000% due 01/03/2030 (e)		162	126
5.000% due 07/03/2029 þ		722	625
5.000% due 07/03/2035 þ		1,039	734

Total Ghana (Cost $1,603)			1,574

GUATEMALA 0.9%

SOVEREIGN ISSUES 0.9%

Guatemala Government International Bond
4.650% due 10/07/2041		$200	154
4.875% due 02/13/2028		410	397
6.050% due 08/06/2031		400	392
6.125% due 06/01/2050		300	267
6.550% due 02/06/2037		300	295
6.600% due 06/13/2036		200	198

Total Guatemala (Cost $1,800)			1,703

HONG KONG 0.3%

CORPORATE BONDS & NOTES 0.3%

Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	300	292
5.050% due 01/27/2027		$300	282

Total Hong Kong (Cost $544)			574

HUNGARY 1.8%

CORPORATE BONDS & NOTES 0.1%

MVM Energetika Ltd.
7.500% due 06/09/2028		$200	209

SOVEREIGN ISSUES 1.7%

Hungary Government International Bond
1.625% due 04/28/2032	EUR	100	89
2.125% due 09/22/2031		$250	199
5.250% due 06/16/2029		500	492
5.500% due 06/16/2034		200	191
5.500% due 03/26/2036		600	562
6.250% due 09/22/2032		200	204
6.750% due 09/25/2052		400	407
7.625% due 03/29/2041		100	111

Magyar Export-Import Bank Zrt
6.125% due 12/04/2027		400	404

MFB Magyar Fejlesztesi Bank Zrt
6.500% due 06/29/2028		500	508

			3,167

Total Hungary (Cost $3,397)			3,376

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIA 0.3%

CORPORATE BONDS & NOTES 0.1%

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036	$145	$113

SOVEREIGN ISSUES 0.2%

Export-Import Bank of India
3.250% due 01/15/2030	500	457

Total India (Cost $644)		570

INDONESIA 3.7%

CORPORATE BONDS & NOTES 2.8%

Freeport Indonesia PT
5.315% due 04/14/2032	$400	390

Indonesia Asahan Aluminium PT
5.450% due 05/15/2030	800	798

Pertamina Persero PT
1.400% due 02/09/2026	500	479
6.000% due 05/03/2042	1,000	983
6.450% due 05/30/2044	1,500	1,547

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	800	558
4.375% due 02/05/2050	200	150
4.125% due 05/15/2027	200	196
5.250% due 05/15/2047	400	348

		5,449

SOVEREIGN ISSUES 0.9%

Indonesia Government International Bond
5.250% due 01/17/2042	800	773
5.650% due 01/11/2053	200	198
6.750% due 01/15/2044	300	340
7.750% due 01/17/2038	100	121

Perusahaan Penerbit SBSN Indonesia
5.650% due 11/25/2054	200	196

		1,628

Total Indonesia (Cost $7,612)		7,077

IRELAND 0.8%

CORPORATE BONDS & NOTES 0.1%

CIMA Finance DAC
2.950% due 09/05/2029	$284	254

SOVEREIGN ISSUES 0.7%

Republic of Angola Via Avenir Issuer Ireland DAC
6.000% due 03/22/2027 «	297	287
6.927% due 02/19/2027	1,154	1,100

		1,387

Total Ireland (Cost $1,662)		1,641

ISLE OF MAN 0.1%

CORPORATE BONDS & NOTES 0.1%

AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040	$100	100

Total Isle of Man (Cost $103)		100

ISRAEL 1.2%

CORPORATE BONDS & NOTES 0.6%

Bank Hapoalim BM
3.255% due 01/21/2032 •(i)	$300	283

ICL Group Ltd.
6.375% due 05/31/2038	200	197

Israel Electric Corp. Ltd.
3.750% due 02/22/2032	300	262

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Leviathan Bond Ltd.
6.125% due 06/30/2025		$400	$398

			1,140

SOVEREIGN ISSUES 0.6%

Israel Government International Bond
2.750% due 07/03/2030		300	261
4.500% due 01/30/2043		500	416
5.375% due 03/12/2029		100	100
5.750% due 03/12/2054		300	275

			1,052

Total Israel (Cost $2,241)			2,192

ITALY 0.1%

SOVEREIGN ISSUES 0.1%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$200	204

Total Italy (Cost $199)			204

IVORY COAST 1.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Republic of Cote d’lvoire
6.179% (TSFR3M + 3.500%) due 03/07/2025 «~	EUR	1,000	1,034

SOVEREIGN ISSUES 0.9%

Ivory Coast Government International Bond
4.875% due 01/30/2032		349	319
5.250% due 03/22/2030		463	454
5.750% due 12/31/2032 þ		$477	453
5.875% due 10/17/2031	EUR	200	194
6.625% due 03/22/2048		200	167
6.875% due 10/17/2040		200	180

			1,767

Total Ivory Coast (Cost $3,017)			2,801

JAMAICA 0.1%

CORPORATE BONDS & NOTES 0.1%

TransJamaican Highway Ltd.
5.750% due 10/10/2036		$176	165

Total Jamaica (Cost $176)			165

JORDAN 0.4%

SOVEREIGN ISSUES 0.4%

Jordan Government International Bond
5.750% due 01/31/2027		$200	193
7.375% due 10/10/2047		300	266
7.500% due 01/13/2029		200	199
7.750% due 01/15/2028		200	201

Total Jordan (Cost $919)			859

KAZAKHSTAN 1.3%

CORPORATE BONDS & NOTES 1.3%

Development Bank of Kazakhstan JSC
5.500% due 04/15/2027		$500	504
5.750% due 05/12/2025		700	699

KazMunayGas National Co. JSC
5.750% due 04/19/2047		900	779
6.375% due 10/24/2048		200	186

Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		400	340

Total Kazakhstan (Cost $2,544)			2,508

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KENYA 0.5%

SOVEREIGN ISSUES 0.5%

Republic of Kenya Government International Bond
6.300% due 01/23/2034		$200	$158
7.250% due 02/28/2028		400	382
9.750% due 02/16/2031		400	396

Total Kenya (Cost $990)			936

LATVIA 0.3%

SOVEREIGN ISSUES 0.3%

Latvia Government International Bond
5.125% due 07/30/2034		$500	488

Total Latvia (Cost $495)			488

LEBANON 0.1%

SOVEREIGN ISSUES 0.1%

Lebanon Government International Bond
6.400% due 05/26/2049 ^		$200	27
8.250% due 05/17/2034 ^(b)		600	78
8.250% due 04/12/2049 ^		700	91

Total Lebanon (Cost $152)			196

		SHARES
LUXEMBOURG 1.4%

COMMON STOCKS 0.1%

Forsea Holding SA «		9,903	249

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 1.3%

Chile Electricity Lux MPC SARL
5.580% due 10/20/2035		$400	389
6.010% due 01/20/2033		483	488

FORESEA Holding SA
7.500% due 06/15/2030		123	119

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		300	296
6.103% due 08/23/2042		300	293
6.129% due 02/23/2038		300	301
6.510% due 02/23/2042		300	305

Petrorio Luxembourg Trading SARL
6.125% due 06/09/2026		300	299

Unigel Luxembourg SA
8.750% due 10/01/2026 ^(b)		400	79

			2,569

Total Luxembourg (Cost $3,007)			2,818

MACEDONIA 0.3%

SOVEREIGN ISSUES 0.3%

North Macedonia Government International Bond
6.960% due 03/13/2027	EUR	500	540

Total Macedonia (Cost $531)			540

MALAYSIA 0.2%

CORPORATE BONDS & NOTES 0.2%

Petronas Capital Ltd.
3.404% due 04/28/2061		$300	198
4.800% due 04/21/2060		300	259

Total Malaysia (Cost $576)			457

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MAURITIUS 0.1%

CORPORATE BONDS & NOTES 0.1%

Greenko Solar Mauritius Ltd.
5.950% due 07/29/2026		$200	$203

Total Mauritius (Cost $200)			203

		SHARES
MEXICO 8.4%

COMMON STOCKS 0.0%

Desarrolladora Homex SAB de CV (c)		17,978	0

Hipotecaria Su Casita SA (c)		5,259	0

			0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 3.7%

Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(h)(i)		$400	360
7.500% due 06/27/2029 •(h)(i)		200	194

Comision Federal de Electricidad
6.264% due 02/15/2052		200	169

FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250% due 01/31/2041		200	196

Industrias Penoles SAB de CV
4.750% due 08/06/2050		400	306

Petroleos Mexicanos
6.625% due 06/15/2038		400	293
6.750% due 09/21/2047		460	317
6.950% due 01/28/2060		1,900	1,306
7.690% due 01/23/2050		4,600	3,474
10.000% due 02/07/2033		300	312

Trust Fibra Uno
6.390% due 01/15/2050		200	156

			7,083

SOVEREIGN ISSUES 4.7%

Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	20,023	809
3.000% due 12/03/2026 (g)		98,449	4,458
3.750% due 04/19/2071		$500	277
3.771% due 05/24/2061		2,044	1,165
4.000% due 11/30/2028 (g)	MXN	6,674	303
4.000% due 08/24/2034 (g)		5,840	249
5.000% due 04/27/2051 (j)		$900	678
5.750% due 10/12/2110		1,200	923
6.400% due 05/07/2054		200	180

			9,042

Total Mexico (Cost $21,073)			16,125

MONGOLIA 0.1%

SOVEREIGN ISSUES 0.1%

Mongolia Government International Bond
7.875% due 06/05/2029		$200	209

Total Mongolia (Cost $198)			209

MOROCCO 0.5%

CORPORATE BONDS & NOTES 0.4%

OCP SA
3.750% due 06/23/2031		$200	173
5.125% due 06/23/2051		900	681

			854

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.1%

Morocco Government International Bond
4.000% due 12/15/2050		$200	$136

Total Morocco (Cost $1,209)			990

NAMIBIA 0.2%

SOVEREIGN ISSUES 0.2%

Namibia Government International Bond
5.250% due 10/29/2025		$300	297

Total Namibia (Cost $300)			297

NETHERLANDS 1.1%

CORPORATE BONDS & NOTES 1.1%

Metinvest BV
8.500% due 04/23/2026		$400	324

Mong Duong Finance Holdings BV
5.125% due 05/07/2029		305	293

NE Property BV
1.875% due 10/09/2026	EUR	400	406

Prosus NV
1.539% due 08/03/2028		200	194
2.031% due 08/03/2032		100	91
3.257% due 01/19/2027		$200	191
3.680% due 01/21/2030		200	181
4.027% due 08/03/2050		200	135

Yinson Boronia Production BV
8.947% due 07/31/2042		300	313

Total Netherlands (Cost $2,443)			2,128

NIGERIA 1.6%

CORPORATE BONDS & NOTES 0.3%

BOI Finance BV
7.500% due 02/16/2027	EUR	600	606

SOVEREIGN ISSUES 1.3%

Nigeria Government International Bond
6.500% due 11/28/2027		$600	570
7.143% due 02/23/2030		400	362
7.875% due 02/16/2032		600	541
8.250% due 09/28/2051		200	160
8.375% due 03/24/2029		200	195
8.747% due 01/21/2031		200	193
9.625% due 06/09/2031		200	200
10.375% due 12/09/2034		300	307

			2,528

Total Nigeria (Cost $3,355)			3,134

OMAN 1.2%

SOVEREIGN ISSUES 1.2%

Oman Government International Bond
5.625% due 01/17/2028		$800	799
6.000% due 08/01/2029		600	608
6.500% due 03/08/2047		300	298
7.000% due 01/25/2051		500	525

Total Oman (Cost $2,142)			2,230

PAKISTAN 0.8%

SOVEREIGN ISSUES 0.8%

Pakistan Government International Bond
6.000% due 04/08/2026		$500	471
6.875% due 12/05/2027		400	361
7.375% due 04/08/2031		200	168
8.875% due 04/08/2051		600	468

Total Pakistan (Cost $1,385)			1,468

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PANAMA 1.3%

CORPORATE BONDS & NOTES 0.4%

Aeropuerto Internacional de Tocumen SA
5.125% due 08/11/2061		$300	$218

Banco General SA
5.250% due 05/07/2031 •(h)(i)		400	361

Banco Nacional de Panama
2.500% due 08/11/2030		200	159

			738

SOVEREIGN ISSUES 0.9%

Panama Government International Bond
4.300% due 04/29/2053		600	353
4.500% due 04/01/2056		900	533
4.500% due 01/19/2063		300	177
6.853% due 03/28/2054		600	513
7.875% due 03/01/2057		200	193

			1,769

Total Panama (Cost $3,438)			2,507

PARAGUAY 0.6%

SOVEREIGN ISSUES 0.6%

Paraguay Government International Bond
4.700% due 03/27/2027		$200	197
5.850% due 08/21/2033		200	197
6.000% due 02/09/2036		200	198
6.100% due 08/11/2044		200	189
7.900% due 02/09/2031	PYG	3,116,000	405

Total Paraguay (Cost $1,225)			1,186

PERU 2.0%

CORPORATE BONDS & NOTES 1.3%

Banco de Credito del Peru SA
5.850% due 01/11/2029		$500	509

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	1,700	468

InRetail Consumer
3.250% due 03/22/2028		$500	459

Niagara Energy SAC
5.746% due 10/03/2034		300	291

Petroleos del Peru SA
4.750% due 06/19/2032		600	455
5.625% due 06/19/2047		500	321

			2,503

SOVEREIGN ISSUES 0.7%

Peru Government International Bond
3.230% due 07/28/2121		200	106
3.300% due 03/11/2041		200	144
5.375% due 02/08/2035		220	212
5.875% due 08/08/2054		370	354
6.900% due 08/12/2037	PEN	1,200	319
6.950% due 08/12/2031		700	196

			1,331

Total Peru (Cost $4,193)			3,834

PHILIPPINES 1.2%

SOVEREIGN ISSUES 1.2%

Philippines Government International Bond
2.650% due 12/10/2045		$200	127
2.950% due 05/05/2045		400	269
3.700% due 03/01/2041		1,000	797
9.500% due 02/02/2030		900	1,077

Total Philippines (Cost $2,776)			2,270

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
POLAND 1.0%

SOVEREIGN ISSUES 1.0%

Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		$400	$398
6.250% due 10/31/2028		200	208
6.250% due 07/09/2054		400	393

Poland Government International Bond
5.500% due 04/04/2053		650	601
5.500% due 03/18/2054		400	369

Total Poland (Cost $2,030)			1,969

QATAR 2.1%

CORPORATE BONDS & NOTES 1.0%

Nakilat, Inc.
6.067% due 12/31/2033		$77	80

QatarEnergy
3.125% due 07/12/2041		900	666
3.300% due 07/12/2051		1,400	961

QatarEnergy LNG S3
5.838% due 09/30/2027		192	194

			1,901

SOVEREIGN ISSUES 1.1%

Qatar Government International Bond
4.400% due 04/16/2050		800	680
4.817% due 03/14/2049		800	724
5.103% due 04/23/2048		700	665

			2,069

Total Qatar (Cost $4,458)			3,970

ROMANIA 1.0%

SOVEREIGN ISSUES 1.0%

Romania Government International Bond
2.625% due 12/02/2040	EUR	300	199
2.875% due 04/13/2042		500	337
5.625% due 05/30/2037		500	497
5.250% due 05/30/2032		100	101
6.375% due 09/18/2033		300	324
7.625% due 01/17/2053		$500	507

Total Romania (Cost $2,400)			1,965

RUSSIA 0.1%

SOVEREIGN ISSUES 0.1%

Russia Government International Bond
5.625% due 04/04/2042		$300	205

Total Russia (Cost $294)			205

SAUDI ARABIA 3.3%

CORPORATE BONDS & NOTES 0.9%

Saudi Arabian Oil Co.
4.250% due 04/16/2039		$1,000	858
3.500% due 11/24/2070		300	185
5.250% due 07/17/2034		400	395
5.875% due 07/17/2064		400	373

			1,811

SOVEREIGN ISSUES 2.4%

Saudi Government International Bond
3.450% due 02/02/2061		200	122
3.750% due 01/21/2055		400	266
4.500% due 10/26/2046		4,000	3,231
5.000% due 01/16/2034 (j)		1,000	973

			4,592

Total Saudi Arabia (Cost $7,878)			6,403

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SENEGAL 0.7%

SOVEREIGN ISSUES 0.7%

Senegal Government International Bond
4.750% due 03/13/2028	EUR	100	$95
5.375% due 06/08/2037		200	147
6.750% due 03/13/2048		$200	136
6.250% due 05/23/2033		300	241
7.750% due 06/10/2031		800	720

Total Senegal (Cost $1,616)			1,339

SERBIA 0.4%

SOVEREIGN ISSUES 0.4%

Serbia Government International Bond
1.650% due 03/03/2033	EUR	500	416
6.000% due 06/12/2034		$400	394

Total Serbia (Cost $987)			810

SINGAPORE 0.2%

CORPORATE BONDS & NOTES 0.2%

Flex Ltd.
4.875% due 06/15/2029		$100	98

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		200	207

Total Singapore (Cost $300)			305

SLOVENIA 0.4%

SOVEREIGN ISSUES 0.4%

Slovenia Government International Bond
5.000% due 09/19/2033		$700	691

Total Slovenia (Cost $695)			691

SOUTH AFRICA 2.6%

CORPORATE BONDS & NOTES 0.8%

Eskom Holdings SOC Ltd.
7.125% due 02/11/2025		$500	500
8.450% due 08/10/2028		500	525

Sasol Financing USA LLC
8.750% due 05/03/2029		500	508

			1,533

SOVEREIGN ISSUES 1.8%

South Africa Government International Bond
4.850% due 09/30/2029		400	373
5.000% due 10/12/2046		300	208
5.750% due 09/30/2049		600	451
5.875% due 04/20/2032		200	188
7.100% due 11/19/2036		300	293
7.300% due 04/20/2052		300	272
7.950% due 11/19/2054		300	288
8.500% due 01/31/2037	ZAR	3,900	175
8.875% due 02/28/2035		25,300	1,221

			3,469

Total South Africa (Cost $5,367)			5,002

SOUTH KOREA 1.0%

CORPORATE BONDS & NOTES 0.8%

LG Chem Ltd.
1.375% due 07/07/2026 (j)		$900	852

SK Hynix, Inc.
6.500% due 01/17/2033		600	635

			1,487

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.2%

Korea National Oil Corp.
4.875% due 04/03/2029		$400	$397

Total South Korea (Cost $1,933)			1,884

SPAIN 0.4%

CORPORATE BONDS & NOTES 0.4%

Banco Santander SA
5.147% due 08/18/2025 (j)		$800	801

Total Spain (Cost $800)			801

SRI LANKA 0.9%

SOVEREIGN ISSUES 0.9%

Sri Lanka Government International Bond
3.100% due 01/15/2030 þ		$259	215
3.350% due 03/15/2033 þ		508	387
3.600% due 05/15/2036 þ		238	181
3.600% due 06/15/2035 þ		343	249
3.600% due 02/15/2038 þ		476	365
4.000% due 04/15/2028		340	319

Total Sri Lanka (Cost $1,609)			1,716

SUPRANATIONAL 0.3%

CORPORATE BONDS & NOTES 0.3%

African Export-Import Bank
2.634% due 05/17/2026		$600	575

Total Supranational (Cost $600)			575

SWITZERLAND 0.1%

CORPORATE BONDS & NOTES 0.1%

UBS Group AG
6.373% due 07/15/2026 •(j)		$250	252

Total Switzerland (Cost $250)			252

TRINIDAD AND TOBAGO 0.3%

CORPORATE BONDS & NOTES 0.1%

National Gas Co. of Trinidad & Tobago Ltd.
6.050% due 01/15/2036		$200	183

SOVEREIGN ISSUES 0.2%

Trinidad & Tobago Government International Bond
5.950% due 01/14/2031		300	293

Total Trinidad and Tobago (Cost $481)			476

TUNISIA 0.5%

SOVEREIGN ISSUES 0.5%

Tunisian Republic International Bond
5.750% due 01/30/2025		$900	896

Total Tunisia (Cost $886)			896

TURKEY 6.3%

CORPORATE BONDS & NOTES 0.2%

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		$435	423

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%

SOCAR Turkey Enerji AS
6.887% (EUR006M + 5.000%) due 08/11/2026 ~	EUR	1,000	1,034

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Turkiye Vakiflar Bankasi TAO
6.481% (EUR003M + 5.750%) due 12/15/2028 «~	EUR	1,000	$1,058

			2,092

SOVEREIGN ISSUES 5.0%

Turkey Government International Bond
4.875% due 04/16/2043		$700	488
5.750% due 05/11/2047		1,400	1,045
5.875% due 06/26/2031		500	470
5.950% due 01/15/2031		500	474
6.000% due 01/14/2041		600	495
6.500% due 01/03/2035		200	187
6.875% due 03/17/2036		1,600	1,534
7.125% due 07/17/2032		200	199
7.625% due 05/15/2034		1,000	1,017
9.125% due 07/13/2030		700	775
27.700% due 09/27/2034	TRY	33,700	957
48.935% (BISTREFI) due 06/16/2027 ~		19,400	555
50.485% (BISTREFI) due 05/20/2026 ~		1,400	40
50.485% (BISTREFI) due 08/19/2026 ~		3,300	95
50.485% (BISTREFI) due 05/17/2028 ~		32,200	898

Turkiye Ihracat Kredi Bankasi AS
7.500% due 02/06/2028		$400	408

			9,637

Total Turkey (Cost $12,926)			12,152

UKRAINE 0.9%

SOVEREIGN ISSUES 0.9%

Ukraine Government International Bond
0.000% due 02/01/2030 þ(f)		$118	64
0.000% due 02/01/2034 þ(f)		440	183
0.000% due 02/01/2035 þ(f)		371	221
0.000% due 02/01/2036 þ(f)		153	90
0.000% due 08/01/2041 ~		120	93
1.750% due 02/01/2034 þ		638	360
1.750% due 02/01/2035 þ		701	388
1.750% due 02/01/2036 þ		637	346

Total Ukraine (Cost $1,352)			1,745

UNITED ARAB EMIRATES 3.2%

CORPORATE BONDS & NOTES 2.0%

Abu Dhabi Developmental Holding Co. PJSC
5.250% due 10/02/2054		$400	368
5.375% due 05/08/2029		200	203
5.500% due 05/08/2034		400	407

Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054		800	723

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		600	589

DP World Ltd.
6.850% due 07/02/2037		600	654

MDGH GMTN RSC Ltd.
5.084% due 05/22/2053		200	184

NBK SPC Ltd.
1.625% due 09/15/2027 •		700	658

			3,786

SOVEREIGN ISSUES 1.2%

Emirate of Abu Dhabi Government International Bond
3.125% due 09/30/2049		1,200	799
3.875% due 04/16/2050		200	153
5.500% due 04/30/2054		600	590

Finance Department Government of Sharjah
4.375% due 03/10/2051		1,200	827

			2,369

Total United Arab Emirates (Cost $6,522)			6,155

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 2.4%

CORPORATE BONDS & NOTES 2.2%

Antofagasta PLC
6.250% due 05/02/2034		$300	$305

Barclays PLC
3.250% due 02/12/2027	GBP	100	121
5.304% due 08/09/2026 •		$500	501

HSBC Holdings PLC
4.041% due 03/13/2028 •		200	196
5.210% due 08/11/2028 •		200	201

Lloyds Banking Group PLC
4.716% due 08/11/2026 •		200	200

NAK Naftogaz Ukraine via Kondor Finance PLC
7.125% due 07/19/2026	EUR	116	94

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		$2,800	1,897

Standard Chartered Bank
0.000% due 05/06/2025 «(e)	PKR	55,500	176
0.000% due 06/02/2025 «(e)		59,800	188
0.000% due 11/03/2025 «(e)		55,500	166
0.000% due 12/01/2025 «(e)		63,300	189

Ukreximbank Via Biz Finance PLC
9.750% due 01/22/2025		$19	18

			4,252

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Canada Square Funding PLC
5.654% due 01/17/2059 •	GBP	147	185

Rochester Financing PLC
5.427% due 12/18/2044 •		135	169

Tower Bridge Funding PLC
5.447% due 12/20/2063 •		74	93

			447

Total United Kingdom (Cost $4,504)			4,699

UNITED STATES 7.3%

ASSET-BACKED SECURITIES 1.6%

Countrywide Asset-Backed Certificates Trust
4.933% due 02/25/2037 •		$221	210
5.578% due 11/25/2035 •		283	278

Credit-Based Asset Servicing & Securitization Trust
3.176% due 01/25/2037 þ		556	156

Morgan Stanley ABS Capital, Inc. Trust
5.218% due 01/25/2035 •		69	68
5.248% due 03/25/2034 •		292	300

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.233% due 09/25/2035 •		500	446

Soundview Home Loan Trust
5.353% due 10/25/2037 •		112	89

UNIGEL
13.500% due 03/01/2030 «		196	196

Wells Fargo Home Equity Asset-Backed Securities Trust
5.093% due 03/25/2037 •		1,500	1,405

			3,148

CORPORATE BONDS & NOTES 0.7%

Credit Suisse AG AT1 Claim		200	25

DAE Funding LLC
3.375% due 03/20/2028		200	188

Rio Oil Finance Trust
8.200% due 04/06/2028		312	321
9.750% due 01/06/2027		316	328

Rutas 2 & 7 Finance Ltd.
0.000% due 09/30/2036 (e)		560	398

			1,260

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%

Banc of America Mortgage Trust
4.836% due 02/25/2036 ~	$1	$0

BCAP LLC Trust
4.254% due 05/26/2037 ~	497	435

Bear Stearns Adjustable Rate Mortgage Trust
4.275% due 05/25/2047 ~	5	4
5.149% due 01/25/2035 ~	1	1

Benchmark Mortgage Trust
3.666% due 01/15/2051 ~	1,000	960

Citigroup Mortgage Loan Trust
4.959% due 09/25/2037 ~	11	10

CitiMortgage Alternative Loan Trust
5.103% due 10/25/2036 •	66	51

Countrywide Alternative Loan Trust
4.803% due 05/25/2036 •	112	44

GSR Mortgage Loan Trust
4.743% due 01/25/2036 ~	1	1

IndyMac INDA Mortgage Loan Trust
3.511% due 11/25/2037 ~	57	47

IndyMac INDX Mortgage Loan Trust
4.813% due 02/25/2037 •	133	129
5.093% due 07/25/2045 •	74	58

Lehman XS Trust
4.833% due 09/25/2046 •	92	80
4.953% due 08/25/2037 •	125	119

Morgan Stanley Mortgage Loan Trust
6.548% due 06/25/2036 ~	1	1

SG Residential Mortgage Trust
5.353% due 08/25/2062 þ	889	886

SunTrust Adjustable Rate Mortgage Loan Trust
5.031% due 10/25/2037 ~	31	27

WaMu Mortgage Pass-Through Certificates Trust
4.367% due 02/25/2037 ~	10	9
4.563% due 03/25/2036 ~	87	80

Washington Mutual Mortgage Pass-Through Certificates Trust
5.575% due 02/25/2047 •	116	104

		3,046

U.S. GOVERNMENT AGENCIES 1.7%

Uniform Mortgage-Backed Security
4.000% due 07/01/2048	24	22

Uniform Mortgage-Backed Security, TBA
3.500% due 02/01/2055	350	310
4.000% due 03/01/2055	500	457
4.500% due 02/01/2055	750	705
5.000% due 01/01/2055	800	772
5.500% due 02/01/2055	950	937

		3,203

U.S. TREASURY OBLIGATIONS 1.7%

U.S. Treasury Bonds
3.250% due 05/15/2042	100	81
4.625% due 05/15/2054	50	49
4.750% due 11/15/2043 (j)	2,700	2,667

U.S. Treasury Notes
4.375% due 11/30/2030	400	398

		3,195

Total United States (Cost $14,082)		13,852

URUGUAY 0.1%

SOVEREIGN ISSUES 0.1%

Uruguay Government International Bond
5.100% due 06/18/2050	$300	276

Total Uruguay (Cost $281)		276

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UZBEKISTAN 0.6%

CORPORATE BONDS & NOTES 0.2%

Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$200	$204
21.000% due 07/24/2027	UZS	2,980,000	231

			435

SOVEREIGN ISSUES 0.4%

Republic of Uzbekistan International Bond
3.900% due 10/19/2031		$400	330

Uzbekneftegaz JSC
4.750% due 11/16/2028		400	352

			682

Total Uzbekistan (Cost $1,107)			1,117

VENEZUELA 0.6%

CORPORATE BONDS & NOTES 0.4%

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)		$150	16
5.500% due 04/12/2037 ^(b)		3,250	336
6.000% due 11/15/2026 ^(b)		1,200	126
6.000% due 05/16/2034 ^(b)		380	40
8.500% due 10/27/2049 ^(b)		375	331

			849

SOVEREIGN ISSUES 0.2%

Venezuela Government International Bond
9.000% due 05/07/2049 ^		800	114
9.250% due 09/15/2027 ^(b)		1,190	192
9.375% due 01/13/2034 ^(b)		40	7
11.950% due 08/05/2031 ^(b)		490	81

			394

Total Venezuela (Cost $3,837)			1,243

SHORT-TERM INSTRUMENTS 0.7%

NIGERIA TREASURY BILLS 0.7%
30.430% due 02/20/2025 - 10/07/2025 (d)(e)	NGN	2,327,455	1,338

Total Short-Term Instruments (Cost $1,278)			1,338

Total Investments in Securities (Cost $214,799)			196,109

		SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III		17,612	171

Total Short-Term Instruments (Cost $171)			171

Total Investments in Affiliates (Cost $171)			171

Total Investments 102.2% (Cost $214,970)			$196,280

Financial Derivative Instruments (k)(l) 1.1% (Cost or Premiums, net $458)			2,175

Other Assets and Liabilities, net (3.3)%			(6,417)

Net Assets 100.0%			$192,038

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	4.500%	12/20/2024	TBD	(2)	$(744)	$(745)
	4.550	12/20/2024	TBD	(2)	(1,586)	(1,589)
BRC	4.550	12/20/2024	TBD	(2)	(2,207)	(2,210)
MYI	3.650	12/20/2024	TBD	(2)	(162)	(162)
	4.100	12/20/2024	TBD	(2)	(1,003)	(1,005)
	4.200	12/20/2024	TBD	(2)	(144)	(144)
NOM	4.320	12/20/2024	TBD	(2)	(620)	(621)
	4.550	12/20/2024	TBD	(2)	(1,089)	(1,091)

Total Reverse Repurchase Agreements						$(7,567)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
UBS	4.500%	12/20/2024	02/21/2025	$(398)	$(399)

Total Sale-Buyback Transactions					$(399)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$0	$(2,334)	$0	$(2,334)	$2,431	$97
BRC	0	(2,210)	0	(2,210)	2,343	133
MYI	0	(1,311)	0	(1,311)	1,298	(13)
NOM	0	(1,712)	0	(1,712)	1,824	112

Master Securities Forward Transaction Agreement
UBS	0	0	(399)	(399)	395	(4)

Total Borrowings and Other Financing Transactions	$0	$(7,567)	$(399)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(1,832)	$(1,832)
Sovereign Issues	0	0	0	(5,735)	(5,735)

Total	$0	$0	$0	$(7,567)	$(7,567)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	0	(399)	0	(399)

Total	$0	$0	$(399)	$0	$(399)

Total Borrowings	$0	$0	$(399)	$(7,567)	$(7,966)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(7,966)

(j)	Securities with an aggregate market value of $8,292 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(9,106) at a weighted average interest rate of 5.510%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2025	28	$5,757	$(6)	$0	$0
U.S. Treasury 5-Year Note March Futures	03/2025	168	17,859	(95)	0	(16)
U.S. Treasury 10-Year Note March Futures	03/2025	323	35,126	(298)	0	(71)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	12	1,427	(43)	0	(5)

Total Futures Contracts				$(442)	$0	$(92)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-38 5-Year Index	(1.000)%	Quarterly	12/20/2027	$1,000	$57	$(50)	$7	$0	$0
CDX.EM-39 5-Year Index	(1.000)	Quarterly	06/20/2028	900	56	(47)	9	0	0

					$113	$(97)	$16	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-41 5-Year Index	1.000%	Quarterly	06/20/2029	$100	$(3)	$0	$(3)	$0	$0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	300	(8)	(1)	(9)	0	0

					$(11)	$(1)	$(12)	$0	$0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	4,700	$95	$(125)	$(30)	$13	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	$	5,700	212	(596)	(384)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		400	2	(44)	(42)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.894	Annual	05/31/2029		10,600	0	53	53	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		1,500	(44)	15	(29)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		2,925	(1)	(38)	(39)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		2,920	(94)	133	39	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		8,200	230	8	238	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		200	3	(34)	(31)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		200	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		200	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		400	(2)	4	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		300	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		400	(2)	5	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		300	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		300	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		200	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		200	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		680	(37)	8	(29)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		2,900	(123)	105	(18)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,500	8	41	49	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		700	(11)	30	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2036		400	(1)	16	15	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		100	6	(1)	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2039		500	(2)	23	21	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		920	45	33	78	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		2,900	15	205	220	3	0
Receive	1-Year BRL-CDI	11.253	Maturity	01/04/2027	BRL	6,400	0	66	66	0	0
Pay	1-Year BRL-CDI	11.550	Maturity	01/04/2027		400	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	11.570	Maturity	01/04/2027		5,700	0	(53)	(53)	0	0
Receive	1-Year BRL-CDI	13.055	Maturity	01/04/2027		2,200	0	9	9	0	0
Pay	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029	EUR	1,100	33	11	44	2	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		1,400	11	9	20	4	0
Receive(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		2,300	(32)	0	(32)	0	(7)
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		1,700	(31)	(10)	(41)	0	(8)
Pay	3-Month ILS-TELBOR	4.100	Annual	09/10/2029	ILS	3,600	0	8	8	2	0
Pay	3-Month ILS-TELBOR	4.130	Annual	09/10/2029		2,200	0	6	6	1	0
Pay	3-Month ILS-TELBOR	4.180	Annual	09/11/2029		2,500	0	8	8	1	0
Pay	3-Month ILS-TELBOR	4.161	Annual	09/12/2029		2,400	0	7	7	1	0
Pay	3-Month ILS-TELBOR	4.073	Annual	09/13/2029		1,500	0	3	3	1	0
Pay	3-Month ILS-TELBOR	4.100	Annual	09/18/2029		2,300	0	5	5	1	0
Pay	3-Month ILS-TELBOR	4.160	Annual	09/18/2029		100	0	0	0	0	0
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029		800	0	2	2	0	0
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		500	0	1	1	0	0
Pay	3-Month ILS-TELBOR	4.240	Annual	09/19/2029		200	0	1	1	0	0
Pay	3-Month ILS-TELBOR	4.210	Annual	09/20/2029		2,000	0	7	7	1	0
Pay	3-Month ILS-TELBOR	4.280	Annual	09/23/2029		200	0	1	1	0	0
Receive	3-Month ILS-TELBOR	4.080	Annual	12/04/2029		6,700	(1)	7	6	0	(3)
Receive	3-Month ILS-TELBOR	4.070	Annual	12/09/2029		1,500	0	2	2	0	(1)
Receive	3-Month ILS-TELBOR	3.938	Annual	12/11/2029		2,000	0	5	5	0	(1)
Receive	3-Month ILS-TELBOR	3.960	Annual	12/11/2029		1,000	0	2	2	0	(1)
Receive	6-Month CLP-CHILIBOR	5.511	Semi-Annual	11/13/2033	CLP	623,400	0	(4)	(4)	0	(1)
Pay	6-Month CLP-CHILIBOR	4.855	Semi-Annual	12/18/2033		600,000	0	(25)	(25)	0	0
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029	CZK	12,400	15	8	23	0	0
Pay	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029		56,100	0	(23)	(23)	0	0
Pay	6-Month CZK-PRIBOR	3.080	Annual	10/03/2029		34,000	0	(39)	(39)	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	300	(1)	14	13	1	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		300	(1)	15	14	0	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		300	(1)	25	24	1	0

							$282	$(92)	$190	$54	$(31)

Total Swap Agreements							$384	$(190)	$194	$54	$(31)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$54	$54	$0	$(92)	$(31)	$(123)

Cash of $2,324 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2025	NZD	713		$420	$21	$0
	01/2025		$33	SGD	44	0	(1)

BOA	01/2025	DOP	8,089		$133	1	0
	01/2025	EGP	1,071		21	0	0
	01/2025	SEK	610		56	1	0
	01/2025		$44	SGD	60	0	(1)
	01/2025		577	ZAR	10,433	0	(24)
	02/2025	NGN	89,746		$63	7	0
	03/2025	MXN	1,908		93	3	0

BPS	01/2025	AUD	802		508	12	0
	01/2025	CAD	1,255		889	15	0
	01/2025	CHF	379		424	6	0
	01/2025	COP	604,522		139	2	0
	01/2025	CZK	5,843		245	5	0
	01/2025	IDR	695,733		43	0	0
	01/2025	INR	40,576		477	4	0
	01/2025	KRW	1,604,166		1,116	30	0
	01/2025	PLN	148		36	1	0
	01/2025	TRY	44,548		1,228	0	(8)
	01/2025	TWD	44,494		1,371	19	0
	01/2025		$779	IDR	12,497,796	0	(7)
	01/2025		1,240	INR	105,520	0	(10)
	01/2025		7	KRW	9,100	0	0
	01/2025		38	SGD	51	0	(1)
	01/2025		273	TWD	8,876	0	(4)
	01/2025	ZAR	24,781		$1,400	88	0
	02/2025	CNH	8,750		1,203	10	0
	02/2025	TRY	9,401		251	0	(2)
	03/2025	ILS	359		100	1	0
	03/2025	MXN	24,633		1,200	34	0
	03/2025		$43	IDR	697,842	0	0
	03/2025		20	INR	1,695	0	0
	03/2025		16	KRW	23,728	0	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	TWD	497		$15	$0	$0
	05/2029	KWD	280		964	23	0
	07/2029		62		214	5	0

BRC	01/2025	IDR	3,004,807		188	3	0
	01/2025	KRW	142,154		99	3	0
	01/2025	MYR	1,011		228	3	0
	01/2025	SGD	150		111	1	0
	01/2025	TRY	13,411		364	0	(8)
	01/2025		$278	CLP	275,206	0	(1)
	01/2025		641	GBP	505	0	(9)
	01/2025		298	MYR	1,325	0	(2)
	01/2025		972	PLN	3,958	0	(15)
	01/2025		40	THB	1,363	0	0
	01/2025		2,493	TRY	93,653	107	0
	02/2025		397		14,984	9	0
	03/2025	ILS	287		$81	1	0
	03/2025	TRY	6,241		162	0	(2)
	03/2025		$98	TRY	3,762	1	0
	04/2025	PEN	951		$255	2	0
	07/2025		$511	TRY	23,208	42	0

BSH	03/2025	CLP	59,086		$61	1	0

CBK	01/2025	BRL	1,130		186	3	0
	01/2025	DOP	5,037		83	1	0
	01/2025	GBP	50		63	1	0
	01/2025	INR	16,446		193	1	0
	01/2025	KRW	18,627		13	0	0
	01/2025	TWD	1,737		55	2	0
	01/2025		$183	BRL	1,131	0	0
	01/2025		26	IDR	411,764	0	(1)
	01/2025		209	INR	17,665	0	(3)
	01/2025		29	KRW	39,236	0	(2)
	01/2025		99	PHP	5,828	1	0
	02/2025	DOP	12,172		$200	2	0
	02/2025	NGN	86,502		59	4	0
	02/2025	PHP	4,024		69	0	0
	03/2025	TRY	590		15	0	0
	03/2025		$100	COP	445,914	0	0
	03/2025		193	INR	16,519	0	(1)
	03/2025		13	KRW	18,582	0	0
	04/2025	EGP	1,302		$25	0	0
	04/2025	PEN	3,026		813	9	0

DUB	01/2025	PLN	63		15	0	0
	01/2025		$89	KRW	125,202	0	(5)
	02/2025	MXN	78,013		$3,856	141	0
	02/2025		$267	KZT	135,627	0	(12)
	03/2025		309	EGP	17,690	29	0
	10/2025	EGP	1,404		$25	1	0
	11/2025	PKR	20,332		69	0	(2)

FAR	01/2025	BRL	1,134		183	0	0
	01/2025		$18	AUD	28	0	(1)
	01/2025		184	BRL	1,134	0	(1)
	02/2025	BRL	1,140		$184	1	0

GLM	01/2025	DOP	8,521		140	1	0
	01/2025	PLN	74		18	0	0
	01/2025	TWD	436		14	0	0
	01/2025		$30	EGP	1,548	0	0
	01/2025		60	IDR	964,563	0	(1)
	01/2025		23	KRW	31,743	0	(2)
	02/2025	BRL	1,724		$299	21	0
	02/2025	DOP	75,112		1,233	9	0
	02/2025	MXN	35,363		1,737	52	0
	02/2025		$107	KZT	54,038	0	(5)
	03/2025	BRL	1,864		$316	18	0
	03/2025	CLP	185,634		190	3	0
	03/2025	DOP	28,446		465	3	0
	03/2025		$66	EGP	3,451	0	0
	04/2025	BRL	59,600		$10,717	1,212	0

JPM	01/2025	HUF	42,316		109	2	0
	01/2025	PLN	71		18	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2025	TRY	11,339		$316	$0	$(2)
	01/2025		$22	EGP	1,108	0	0
	01/2025		21	IDR	338,868	0	0
	01/2025		33	INR	2,825	0	0
	01/2025		20	TRY	714	0	0
	02/2025	PHP	2,930		$50	0	0
	02/2025		$39	EGP	2,087	1	0
	03/2025		153		8,744	14	0
	05/2025	TRY	2,534		$58	0	(6)
	05/2025		$123	TRY	5,468	14	0
	11/2025	PKR	39,664		$134	0	(4)

MBC	01/2025	CHF	407		463	15	0
	01/2025	EUR	11,386		11,997	197	0
	01/2025	INR	709		8	0	0
	01/2025	NOK	1,965		175	3	0
	01/2025	PLN	69		17	0	0
	01/2025		$281	EGP	14,252	0	(4)
	01/2025		23	INR	1,936	0	0
	01/2025		19	KRW	26,833	0	(1)
	01/2025		24	TWD	781	0	0
	02/2025		29	EGP	1,491	0	0
	02/2025		89	NGN	144,180	2	0
	03/2025	ILS	162		$45	1	0
	03/2025		$8	INR	713	0	0
	04/2025	TWD	777		$24	0	0

MYI	01/2025		$60	HUF	23,475	0	(1)
	01/2025		22	IDR	342,279	0	0
	01/2025		40	PEN	149	0	0
	02/2025		68	TRY	2,575	1	0
	10/2026		257	AZN	460	0	0
	10/2027		515		947	0	0

SCX	01/2025	EGP	607		$12	0	0
	01/2025	EUR	55	GBP	46	1	0
	01/2025	GBP	752		$954	13	0
	01/2025	KRW	4,736		3	0	0
	01/2025	TWD	230		7	0	0
	01/2025		$43	EGP	2,190	0	0
	01/2025		79	IDR	1,267,318	0	(1)
	01/2025		67	INR	5,662	0	(1)
	01/2025		516	NZD	896	0	(15)
	01/2025		13	SGD	17	0	0
	01/2025		13	TWD	414	0	0
	02/2025	NGN	103,802		$72	6	0
	02/2025		$84	NGN	135,870	2	0
	03/2025		3	KRW	4,724	0	0
	04/2025	TWD	412		$13	0	0
	05/2025	PKR	39,466		138	0	(2)

SOG	01/2025	PLN	152		37	1	0
	03/2025		$284	EGP	14,948	2	0
	05/2025		39		2,149	1	0

UAG	01/2025	PLN	79		$20	0	0
	01/2025		$201	NOK	2,232	0	(5)
	02/2025	TRY	6,874		$171	0	(17)
	05/2025		$77	TRY	3,131	2	0
	08/2025		66		2,917	1	0
	11/2025		75		3,525	1	0

Total Forward Foreign Currency Contracts						$2,256	$(190)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus TRY	TRY	38.670	02/21/2025	502	$(7)	$(25)

UAG	Call - OTC USD versus TRY		44.155	01/31/2025	985	(25)	(1)
	Put - OTC USD versus TRY		37.700	05/07/2025	427	(10)	(3)
	Call - OTC USD versus TRY		45.900	05/07/2025	427	(7)	(6)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC USD versus TRY	TRY	39.750	08/11/2025	413	$(13)	$(6)
	Call - OTC USD versus TRY		51.750	08/11/2025	413	(9)	(9)
	Put - OTC USD versus TRY		41.600	11/12/2025	440	(17)	(8)
	Call - OTC USD versus TRY		56.900	11/12/2025	440	(12)	(14)

Total Written Options						$(100)	$(72)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Chile Government International Bond	(1.000)%	Quarterly	12/20/2028	0.520%	$200	$(4)	$0	$0	$(4)
	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.617	100	3	(4)	0	(1)
	Panama Government International Bond	(1.000)	Quarterly	06/20/2029	1.936	200	5	3	8	0
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	1.008	400	34	(34)	0	0

BPS	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.520	120	(2)	0	0	(2)
	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.617	100	3	(4)	0	(1)
	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.380	800	(26)	3	0	(23)

BRC	Panama Government International Bond	(1.000)	Quarterly	06/20/2029	1.936	200	6	1	7	0
	Saudi Arabia Government International Bond	(1.000)	Quarterly	06/20/2034	0.971	2,200	(24)	18	0	(6)
	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.380	150	(5)	1	0	(4)

CBK	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	1.008	300	25	(25)	0	0

GST	Saudi Arabia Government International Bond	(1.000)	Quarterly	06/20/2034	0.971	700	(8)	6	0	(2)
	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.380	300	(10)	2	0	(8)

MYC	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.520	280	(6)	1	0	(5)
	Saudi Arabia Government International Bond	(1.000)	Quarterly	06/20/2034	0.971	1,200	(13)	10	0	(3)

							$(22)	$(22)	$15	$(59)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Chile Government International Bond	1.000%	Quarterly	12/20/2025	0.222%	$1,000	$25	$(17)	$8	$0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.296	100	1	0	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2025	0.637	800	(21)	24	3	0

BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2027	1.421	200	(15)	13	0	(2)
	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.397	1,000	(5)	22	17	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.709	300	0	2	2	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.374	600	4	2	6	0
	Serbia Government International Bond	1.000	Quarterly	12/20/2027	1.043	200	(18)	18	0	0

BRC	Chile Government International Bond	1.000	Quarterly	06/20/2026	0.272	1,000	17	(6)	11	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2029	0.647	4,500	88	(15)	73	0

CBK	Israel Government International Bond	1.000	Quarterly	06/20/2025	0.530	100	0	0	0	0
	Peru Government International Bond	1.000	Quarterly	12/20/2025	0.304	800	9	(3)	6	0

GLM	Mexico Government International Bond	1.000	Quarterly	06/20/2029	1.290	400	(2)	(2)	0	(4)

GST	Indonesia Government International Bond	1.000	Quarterly	12/20/2029	0.793	3,500	50	(17)	33	0
	Israel Government International Bond	1.000	Quarterly	12/20/2025	0.603	900	1	3	4	0
	Israel Government International Bond	1.000	Quarterly	06/20/2026	0.640	200	0	1	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150	100	(1)	0	0	(1)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.374	1,500	7	7	14	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2029	0.444	1,100	31	(3)	28	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2029	0.647	1,200	23	(4)	19	0

JPM	Poland Government International Bond	1.000	Quarterly	06/20/2028	0.552	100	0	1	1	0
	State Oil Company of Azerbaijan	5.000	Quarterly	06/20/2026	2.285	100	1	3	4	0

MYC	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.296	700	4	6	10	0
	China Government International Bond	1.000	Quarterly	12/20/2029	0.661	3,400	63	(11)	52	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.841	200	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.056	100	(2)	2	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150	500	(5)	2	0	(3)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.374	1,800	3	14	17	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	23

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
	Qatar Government International Bond	1.000%	Quarterly	12/20/2026	0.237%	$300	$4	$0	$4	$0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.216	160	0	1	1	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2029	0.647	2,700	52	(8)	44	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2028	2.224	1,300	(117)	61	0	(56)

							$196	$98	$360	$(66)

Total Swap Agreements							$174	$76	$375	$(125)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$21	$0	$0	$21	$(1)	$0	$0	$(1)	$20	$0	$20
BOA	12	0	20	32	(25)	0	(5)	(30)	2	0	2
BPS	255	0	25	280	(32)	0	(28)	(60)	220	0	220
BRC	172	0	91	263	(37)	0	(10)	(47)	216	0	216
BSH	1	0	0	1	0	0	0	0	1	0	1
CBK	24	0	6	30	(7)	0	0	(7)	23	0	23
DUB	171	0	0	171	(19)	0	0	(19)	152	0	152
FAR	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
GLM	1,319	0	0	1,319	(8)	(25)	(4)	(37)	1,282	(1,060)	222
GST	0	0	99	99	0	0	(11)	(11)	88	0	88
JPM	31	0	5	36	(12)	0	0	(12)	24	(50)	(26)
MBC	218	0	0	218	(5)	0	0	(5)	213	0	213
MYC	0	0	129	129	0	0	(67)	(67)	62	(20)	42
MYI	1	0	0	1	(1)	0	0	(1)	0	(10)	(10)
SCX	22	0	0	22	(19)	0	0	(19)	3	0	3
SOG	4	0	0	4	0	0	0	0	4	0	4
UAG	4	0	0	4	(22)	(47)	0	(69)	(65)	0	(65)

Total Over the Counter	$2,256	$0	$375	$2,631	$(190)	$(72)	$(125)	$(387)

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$54	$54

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,256	$0	$2,256
Swap Agreements	0	375	0	0	0	375

	$0	$375	$0	$2,256	$0	$2,631

	$0	$375	$0	$2,256	$54	$2,685

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$92	$92
Swap Agreements	0	0	0	0	31	31

	$0	$0	$0	$0	$123	$123

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$190	$0	$190
Written Options	0	0	0	72	0	72
Swap Agreements	0	125	0	0	0	125

	$0	$125	$0	$262	$0	$387

	$0	$125	$0	$262	$123	$510

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(574)	$(574)
Swap Agreements	0	(9)	0	0	377	368

	$0	$(9)	$0	$0	$(197)	$(206)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,003	$0	$2,003
Purchased Options	0	0	0	(16)	0	(16)
Swap Agreements	0	446	0	0	0	446

	$0	$446	$0	$1,987	$0	$2,433

	$0	$437	$0	$1,987	$(197)	$2,227

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,547)	$(1,547)
Swap Agreements	0	(18)	0	0	212	194

	$0	$(18)	$0	$0	$(1,335)	$(1,353)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,763	$0	$2,763
Purchased Options	0	0	0	8	0	8
Written Options	0	0	0	28	0	28
Swap Agreements	0	(202)	0	0	0	(202)

	$0	$(202)	$0	$2,799	$0	$2,597

	$0	$(220)	$0	$2,799	$(1,335)	$1,244

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	25

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Albania
Sovereign Issues	$0	$195	$0	$195
Angola
Sovereign Issues	0	843	0	843
Argentina
Sovereign Issues	0	6,954	0	6,954
Armenia
Sovereign Issues	0	676	0	676
Azerbaijan
Corporate Bonds & Notes	0	1,420	0	1,420
Bahrain
Sovereign Issues	0	966	0	966
Benin
Sovereign Issues	0	189	0	189
Bermuda
Corporate Bonds & Notes	0	372	0	372
Brazil
Corporate Bonds & Notes	0	3,720	0	3,720
Sovereign Issues	0	11,016	0	11,016
Bulgaria
Sovereign Issues	0	800	0	800
Cameroon
Sovereign Issues	0	528	0	528
Cayman Islands
Convertible Bonds & Notes	0	592	0	592
Corporate Bonds & Notes	0	4,101	0	4,101
Sovereign Issues	0	199	0	199
Chile
Corporate Bonds & Notes	0	3,376	0	3,376
Sovereign Issues	0	1,193	0	1,193
Colombia
Corporate Bonds & Notes	0	1,343	0	1,343
Sovereign Issues	0	3,038	0	3,038
Costa Rica
Sovereign Issues	0	311	0	311
Czech Republic
Corporate Bonds & Notes	0	336	0	336
Dominican Republic
Sovereign Issues	0	6,245	0	6,245
Ecuador
Sovereign Issues	0	2,047	0	2,047
Egypt
Sovereign Issues	0	3,864	0	3,864
El Salvador
Sovereign Issues	0	1,563	0	1,563
Germany
Loan Participations and Assignments	0	1,026	0	1,026
Ghana
Sovereign Issues	0	1,574	0	1,574
Guatemala
Sovereign Issues	0	1,703	0	1,703
Hong Kong
Corporate Bonds & Notes	0	574	0	574
Hungary
Corporate Bonds & Notes	0	209	0	209
Sovereign Issues	0	3,167	0	3,167
India
Corporate Bonds & Notes	0	113	0	113
Sovereign Issues	0	457	0	457
Indonesia
Corporate Bonds & Notes	0	5,449	0	5,449
Sovereign Issues	0	1,628	0	1,628
Ireland
Corporate Bonds & Notes	0	254	0	254
Sovereign Issues	0	1,100	287	1,387

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Isle of Man
Corporate Bonds & Notes	$0	$100	$0	$100
Israel
Corporate Bonds & Notes	0	1,140	0	1,140
Sovereign Issues	0	1,052	0	1,052
Italy
Sovereign Issues	0	204	0	204
Ivory Coast
Loan Participations and Assignments	0	0	1,034	1,034
Sovereign Issues	0	1,767	0	1,767
Jamaica
Corporate Bonds & Notes	0	165	0	165
Jordan
Sovereign Issues	0	859	0	859
Kazakhstan
Corporate Bonds & Notes	0	2,508	0	2,508
Kenya
Sovereign Issues	0	936	0	936
Latvia
Sovereign Issues	0	488	0	488
Lebanon
Sovereign Issues	0	196	0	196
Luxembourg
Common Stocks	0	0	249	249
Corporate Bonds & Notes	0	2,569	0	2,569
Macedonia
Sovereign Issues	0	540	0	540
Malaysia
Corporate Bonds & Notes	0	457	0	457
Mauritius
Corporate Bonds & Notes	0	203	0	203
Mexico
Corporate Bonds & Notes	0	7,083	0	7,083
Sovereign Issues	0	9,042	0	9,042
Mongolia
Sovereign Issues	0	209	0	209
Morocco
Corporate Bonds & Notes	0	854	0	854
Sovereign Issues	0	136	0	136
Namibia
Sovereign Issues	0	297	0	297
Netherlands
Corporate Bonds & Notes	0	2,128	0	2,128
Nigeria
Corporate Bonds & Notes	0	606	0	606
Sovereign Issues	0	2,528	0	2,528
Oman
Sovereign Issues	0	2,230	0	2,230
Pakistan
Sovereign Issues	0	1,468	0	1,468
Panama
Corporate Bonds & Notes	0	738	0	738
Sovereign Issues	0	1,769	0	1,769
Paraguay
Sovereign Issues	0	1,186	0	1,186
Peru
Corporate Bonds & Notes	0	2,503	0	2,503
Sovereign Issues	0	1,331	0	1,331
Philippines
Sovereign Issues	0	2,270	0	2,270
Poland
Sovereign Issues	0	1,969	0	1,969
Qatar
Corporate Bonds & Notes	0	1,901	0	1,901
Sovereign Issues	0	2,069	0	2,069
Romania
Sovereign Issues	0	1,965	0	1,965

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Russia
Sovereign Issues	$0	$205	$0	$205
Saudi Arabia
Corporate Bonds & Notes	0	1,811	0	1,811
Sovereign Issues	0	4,592	0	4,592
Senegal
Sovereign Issues	0	1,339	0	1,339
Serbia
Sovereign Issues	0	810	0	810
Singapore
Corporate Bonds & Notes	0	305	0	305
Slovenia
Sovereign Issues	0	691	0	691
South Africa
Corporate Bonds & Notes	0	1,533	0	1,533
Sovereign Issues	0	3,469	0	3,469
South Korea
Corporate Bonds & Notes	0	1,487	0	1,487
Sovereign Issues	0	397	0	397
Spain
Corporate Bonds & Notes	0	801	0	801
Sri Lanka
Sovereign Issues	0	1,716	0	1,716
Supranational
Corporate Bonds & Notes	0	575	0	575
Switzerland
Corporate Bonds & Notes	0	252	0	252
Trinidad and Tobago
Corporate Bonds & Notes	0	183	0	183
Sovereign Issues	0	293	0	293
Tunisia
Sovereign Issues	0	896	0	896
Turkey
Corporate Bonds & Notes	0	423	0	423
Loan Participations and Assignments	0	1,034	1,058	2,092
Sovereign Issues	0	9,637	0	9,637
Ukraine
Sovereign Issues	0	1,745	0	1,745
United Arab Emirates
Corporate Bonds & Notes	0	3,786	0	3,786
Sovereign Issues	0	2,369	0	2,369
United Kingdom
Corporate Bonds & Notes	0	3,533	719	4,252
Non-Agency Mortgage-Backed Securities	0	447	0	447

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
United States
Asset-Backed Securities	$0	$2,952	$196	$3,148
Corporate Bonds & Notes	0	1,260	0	1,260
Non-Agency Mortgage-Backed Securities	0	3,046	0	3,046
U.S. Government Agencies	0	3,203	0	3,203
U.S. Treasury Obligations	0	3,195	0	3,195
Uruguay
Sovereign Issues	0	276	0	276
Uzbekistan
Corporate Bonds & Notes	0	435	0	435
Sovereign Issues	0	682	0	682
Venezuela
Corporate Bonds & Notes	0	849	0	849
Sovereign Issues	0	394	0	394
Short-Term Instruments
Nigeria Treasury Bills	0	1,338	0	1,338

	$0	$192,566	$3,543	$196,109

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$171	$0	$0	$171

Total Investments	$171	$192,566	$3,543	$196,280

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	54	0	54
Over the counter	0	2,631	0	2,631

	$0	$2,685	$0	$2,685

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(123)	0	(123)
Over the counter	0	(387)	0	(387)

	$0	$(510)	$0	$(510)

Total Financial Derivative Instruments	$0	$2,175	$0	$2,175

Totals	$171	$194,741	$3,543	$198,455

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2024:

Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (1)
Investments in Securities, at Value
Ireland
Sovereign Issues	$0	$335	$(52)	$1	$2	$1	$0	$0	$287	$1
Ivory Coast
Loan Participations and Assignments	0	1,064	0	1	0	(31)	0	0	1,034	(31)
Luxembourg
Common Stocks	246	0	0	0	0	3	0	0	249	3
Peru
Corporate Bonds & Notes	218	246	0	0	0	4	0	(468)	0	0
South Africa
Corporate Bonds & Notes	1,322	0	(1,379)	0	(246)	303	0	0	0	0
Tanzania
Loan Participations and Assignments	1,104	0	(1,071)	0	9	(42)	0	0	0	0
Turkey
Loan Participations and Assignments	0	1,114	0	0	0	(56)	0	0	1,058	(56)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	27

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)	December 31, 2024

Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (1)
United Kingdom
Corporate Bonds & Notes	$0	$711	$0	$20	$0	$(12)	$0	$0	$719	$(12)
United States
Asset-Backed Securities	0	196	0	0	0	0	0	0	196	0
Common Stocks	43	0	(73)	0	30	0	0	0	0	0
Loan Participations and Assignments	981	0	(965)	0	0	(16)	0	0	0	0

Totals	$3,914	$3,666	$(3,540)	$22	$(205)	$154	$0	$(468)	$3,543	$(95)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Ireland
Sovereign Issues	$287	Proxy Pricing	Base Price	96.125	—
Ivory Coast
Loan Participations and Assignments	1,034	Discounted Cash Flow	Discount Rate	6.512	—
Luxembourg
Common Stocks	249	Indicative Market Quotation	Broker Quote	$25.125	—
Turkey
Loan Participations and Assignments	1,058	Discounted Cash Flow	Discount Rate	4.174	—
United Kingdom
Corporate Bonds & Notes	342	Other Valuation Techniques(2)	—	—	—
	377	Reference Instrument	Discount Factor	8.000	—
United States
Asset-Backed Securities	196	Other Valuation Techniques(2)	—	—	—

Total	$3,543

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	December 31, 2024

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio managers as a team. The financial information in the form of the portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	29

Notes to Financial Statements	(Cont.)

interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

30	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in

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Notes to Financial Statements	(Cont.)

connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market

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but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In

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Notes to Financial Statements	(Cont.)

accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be

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valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as

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Notes to Financial Statements	(Cont.)

applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$170	$61,672	$(61,671)	$0	$0	$171	$72	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only

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upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of December 31, 2024, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute

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Notes to Financial Statements	(Cont.)

interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of

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interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if

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Notes to Financial Statements	(Cont.)

the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent

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premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering

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Notes to Financial Statements	(Cont.)

either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

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7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and

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Notes to Financial Statements	(Cont.)

other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Portfolio to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets

44	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	45

Notes to Financial Statements	(Cont.)

Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in

46	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.45%	0.40%	0.40%	0.40%	0.40%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	47

Notes to Financial Statements	(Cont.)

originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$58,558	$58,499	$58,677	$60,021

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2024		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	280	$2,956	270	$2,735

Class M	3	30	0	4

Administrative Class	2,178	23,099	3,346	33,973

Advisor Class	445	4,724	499	5,040
Issued as reinvestment of distributions

Institutional Class	334	3,553	289	2,917

Class M	2	26	2	23

Administrative Class	607	6,452	584	5,894

Advisor Class	245	2,603	219	2,211
Cost of shares redeemed

Institutional Class	(461)	(4,888)	(453)	(4,561)

Class M	(5)	(52)	(7)	(75)

Administrative Class	(3,620)	(38,324)	(4,957)	(49,914)

Advisor Class	(815)	(8,699)	(692)	(6,981)

Net increase (decrease) resulting from Portfolio share transactions	(807)	$(8,520)	(900)	$(8,734)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

48	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

As of December 31, 2024, three persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 57% of the Portfolio. One of the shareholders is a related party of the Portfolio and comprises 24% of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Emerging Markets Bond Portfolio	$7,862	$0	$(22,211)	$0	$(35,813)	$0	$0	$(50,162)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, interest accrued on defaulted securities, and return of capital distributions from underlying funds.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Emerging Markets Bond Portfolio	$4,873	$30,940

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	49

Notes to Financial Statements	(Cont.)	December 31, 2024

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Emerging Markets Bond Portfolio	$220,479	$8,290	$(30,493)	$(22,203)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, interest accrued on defaulted securities, and return of capital distributions from underlying funds.

For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2024			December 31, 2023

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Emerging Markets Bond Portfolio	$12,634	$0	$0	$11,045	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

50	PIMCO VARIABLE INSURANCE TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Emerging Markets Bond Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Emerging Markets Bond Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2025

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	51

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC

DUB	Deutsche Bank AG

Currency Abbreviations:

AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso

AZN	Azerbaijani Manat	IDR	Indonesian Rupiah	PKR	Pakistani Rupee

BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty

CAD	Canadian Dollar	INR	Indian Rupee	PYG	Paraguayan Guarani

CHF	Swiss Franc	KRW	South Korean Won	SEK	Swedish Krona

CLP	Chilean Peso	KWD	Kuwaiti Dinar	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	KZT	Kazakhstani Tenge	THB	Thai Baht

COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira

CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar

DOP	Dominican Peso	NGN	Nigerian Naira	USD (or $)	United States Dollar

EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum

EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

GBP	British Pound	PEN	Peruvian New Sol

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.EM	Credit Derivatives Index - Emerging Markets	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month

EUR003M	3 Month EUR Swap Rate

Other Abbreviations:

ABS	Asset-Backed Security	JSC	Joint Stock Company	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TBD	To-Be-Determined

CHILIBOR	Chile Interbank Offered Rate	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding

DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate

EURIBOR	Euro Interbank Offered Rate

52	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Emerging Markets Bond Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0604	$0.0000	$0.0000	$0.0604

August 2024	$0.0631	$0.0000	$0.0000	$0.0631

September 2024	$0.0584	$0.0000	$0.0000	$0.0584

October 2024	$0.0620	$0.0000	$0.0000	$0.0620

November 2024	$0.0677	$0.0000	$0.0000	$0.0677

December 2024	$0.0642	$0.0000	$0.0000	$0.0642

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0564	$0.0000	$0.0000	$0.0564

August 2024	$0.0588	$0.0000	$0.0000	$0.0588

September 2024	$0.0547	$0.0000	$0.0000	$0.0547

October 2024	$0.0579	$0.0000	$0.0000	$0.0579

November 2024	$0.0636	$0.0000	$0.0000	$0.0636

December 2024	$0.0601	$0.0000	$0.0000	$0.0601

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0591	$0.0000	$0.0000	$0.0591

August 2024	$0.0617	$0.0000	$0.0000	$0.0617

September 2024	$0.0572	$0.0000	$0.0000	$0.0572

October 2024	$0.0607	$0.0000	$0.0000	$0.0607

November 2024	$0.0663	$0.0000	$0.0000	$0.0663

December 2024	$0.0629	$0.0000	$0.0000	$0.0629

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0582	$0.0000	$0.0000	$0.0582

August 2024	$0.0607	$0.0000	$0.0000	$0.0607

September 2024	$0.0563	$0.0000	$0.0000	$0.0563

October 2024	$0.0597	$0.0000	$0.0000	$0.0597

November 2024	$0.0654	$0.0000	$0.0000	$0.0654

December 2024	$0.0619	$0.0000	$0.0000	$0.0619

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio's net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	53

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2024 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gains (000s†)	163(j) Interest Dividends (000s†)

PIMCO Emerging Markets Bond Portfolio	0%	0%	$2,831	$0	$11,655

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO Emerging Markets Bond Portfolio	0%

54	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	55

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal — Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	949,229,696.72	37,613,000.38

Kimberley G. Stafford†	952,414,717.16	34,427,979.95

Michael J. Berchtold	950,347,922.59	36,494,774.51

Jennifer Holden Dunbar	951,845,039.31	34,997,657.79

Kym M. Hubbard	950,843,616.44	35,999,080.66

Gary F. Kennedy	947,019,229.39	39,823,467.72

Anne K. Kratky	951,478,646.42	35,364,050.69

Steven Lipiner	949,338,055.21	37,504,641.90

Peter B. McCarthy	946,730,272.43	40,112,424.68

Ronald C. Parker	946,733,280.95	40,109,416.16

†	Interested Trustee

56	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2025.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	57

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio

58	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

relative to its Portfolio peer group, where appropriate, and to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the five-year period ended March 31, 2024, and underperformed their respective performance indexes over the three- and ten-year periods ended March 31, 2024, and that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their performance index since inception for the period ended March 31, 2024. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	59

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios.

60	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	61

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITEMGMKTSFSTMAR_123124

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2024

PIMCO Global Bond Opportunities Portfolio (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the "Fed") raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023,

which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Bond Opportunities Portfolio (Unhedged)	01/10/02	01/31/06	01/10/02	10/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights	PIMCO Global Bond Opportunities Portfolio (Unhedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

12/31/2024	$9.62	$0.33	$(0.36)	$(0.03)	$(0.26)	$0.00	$(0.09)	$(0.35)

12/31/2023	9.45	0.26	0.23	0.49	(0.04)	(0.10)	(0.18)	(0.32)

12/31/2022	10.94	0.21	(1.40)	(1.19)	(0.16)	(0.14)	0.00	(0.30)

12/31/2021	12.19	0.23	(0.69)	(0.46)	(0.61)	(0.18)	0.00	(0.79)

12/31/2020	11.35	0.21	0.93	1.14	(0.30)	0.00	0.00	(0.30)
Administrative Class

12/31/2024	9.62	0.31	(0.36)	(0.05)	(0.24)	0.00	(0.09)	(0.33)

12/31/2023	9.45	0.24	0.24	0.48	(0.03)	(0.10)	(0.18)	(0.31)

12/31/2022	10.94	0.19	(1.39)	(1.20)	(0.15)	(0.14)	0.00	(0.29)

12/31/2021	12.19	0.21	(0.69)	(0.48)	(0.59)	(0.18)	0.00	(0.77)

12/31/2020	11.35	0.20	0.92	1.12	(0.28)	0.00	0.00	(0.28)
Advisor Class

12/31/2024	9.62	0.30	(0.36)	(0.06)	(0.23)	0.00	(0.09)	(0.32)

12/31/2023	9.45	0.23	0.24	0.47	(0.02)	(0.10)	(0.18)	(0.30)

12/31/2022	10.94	0.18	(1.39)	(1.21)	(0.14)	(0.14)	0.00	(0.28)

12/31/2021	12.19	0.21	(0.70)	(0.49)	(0.58)	(0.18)	0.00	(0.76)

12/31/2020	11.35	0.19	0.92	1.11	(0.27)	0.00	0.00	(0.27)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.24	(0.35)%	$9,639	0.93%	0.93%	0.76%	0.76%	3.47%	607%

9.62	5.42	9,473	0.86	0.86	0.75	0.75	2.76	653

9.45	(10.87)	9,551	0.81	0.81	0.75	0.75	2.14	560

10.94	(4.01)	10,553	0.77	0.77	0.75	0.75	2.01	408

12.19	10.28	11,120	0.78	0.78	0.75	0.75	1.87	634

9.24	(0.50)	94,422	1.08	1.08	0.91	0.91	3.31	607

9.62	5.26	93,660	1.01	1.01	0.90	0.90	2.61	653

9.45	(11.00)	81,498	0.96	0.96	0.90	0.90	1.97	560

10.94	(4.16)	99,746	0.92	0.92	0.90	0.90	1.80	408

12.19	10.12	152,386	0.93	0.93	0.90	0.90	1.73	634

9.24	(0.60)	25,234	1.18	1.18	1.01	1.01	3.22	607

9.62	5.16	23,780	1.11	1.11	1.00	1.00	2.51	653

9.45	(11.09)	23,113	1.06	1.06	1.00	1.00	1.88	560

10.94	(4.25)	25,954	1.02	1.02	1.00	1.00	1.79	408

12.19	10.01	23,451	1.03	1.03	1.00	1.00	1.63	634

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Statement of Assets and Liabilities	PIMCO Global Bond Opportunities Portfolio (Unhedged)	December 31, 2024

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$144,584
Investments in Affiliates	1,623
Financial Derivative Instruments
Exchange-traded or centrally cleared	354
Over the counter	1,710
Cash	599
Deposits with counterparty	4,714
Foreign currency, at value	968
Receivable for investments sold	17,977
Receivable for TBA investments sold	81,371
Receivable for Portfolio shares sold	298
Interest and/or dividends receivable	998
Dividends receivable from Affiliates	4
Total Assets	255,200

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$2,939
Payable for sale-buyback transactions	2,716
Payable for short sales	28,542
Financial Derivative Instruments
Exchange-traded or centrally cleared	259
Over the counter	1,235
Payable for investments purchased	18,887
Payable for investments in Affiliates purchased	5
Payable for TBA investments purchased	70,659
Deposits from counterparty	421
Payable for Portfolio shares redeemed	143
Accrued investment advisory fees	27
Accrued supervisory and administrative fees	55
Accrued distribution fees	5
Accrued servicing fees	12
Total Liabilities	125,905

Commitments and Contingent Liabilities^

Net Assets	$129,295

Net Assets Consist of:

Paid in capital	$143,662
Distributable earnings (accumulated loss)	(14,367)

Net Assets	$129,295

Net Assets:

Institutional Class	$9,639
Administrative Class	94,422
Advisor Class	25,234

Shares Issued and Outstanding:

Institutional Class	1,043
Administrative Class	10,215
Advisor Class	2,730

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.24
Administrative Class	9.24
Advisor Class	9.24

Cost of investments in securities	$152,216
Cost of investments in Affiliates	$1,622
Cost of foreign currency held	$971
Proceeds received on short sales	$28,776
Cost or premiums of financial derivative instruments, net	$3,048

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Global Bond Opportunities Portfolio (Unhedged)

Year Ended December 31, 2024
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$5,369
Dividends from Investments in Affiliates	186
Total Income	5,555

Expenses:

Investment advisory fees	316
Supervisory and administrative fees	633
Distribution and/or servicing fees - Administrative Class	140
Distribution and/or servicing fees - Advisor Class	60
Trustee fees	5
Interest expense	211
Miscellaneous expense	4
Total Expenses	1,369

Net Investment Income (Loss)	4,186

Net Realized Gain (Loss):

Investments in securities	(2,349)
Investments in Affiliates	6
Exchange-traded or centrally cleared financial derivative instruments	394
Over the counter financial derivative instruments	(790)
Short sales	1
Foreign currency	(142)

Net Realized Gain (Loss)	(2,880)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(1,710)
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	(565)
Over the counter financial derivative instruments	315
Foreign currency assets and liabilities	89

Net Change in Unrealized Appreciation (Depreciation)	(1,872)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(566)

* Foreign tax withholdings	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Statements of Changes in Net Assets	PIMCO Global Bond Opportunities Portfolio (Unhedged)

(Amounts in thousands†)	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$4,186	$3,138
Net realized gain (loss)	(2,880)	(1,814)
Net change in unrealized appreciation (depreciation)	(1,872)	4,857

Net Increase (Decrease) in Net Assets Resulting from Operations	(566)	6,181

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(258)	(147)
Administrative Class	(2,402)	(1,253)
Advisor Class	(599)	(307)

Tax basis return of capital
Institutional Class	(90)	(177)
Administrative Class	(889)	(1,690)
Advisor Class	(230)	(440)

Total Distributions(a)	(4,468)	(4,014)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	7,416	10,584

Total Increase (Decrease) in Net Assets	2,382	12,751

Net Assets:

Beginning of year	126,913	114,162
End of year	$129,295	$126,913

†A	zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	December 31, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.8%

ARGENTINA 0.1%

SOVEREIGN ISSUES 0.1%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$65	$48
4.125% due 07/09/2035 þ		44	28

Total Argentina (Cost $60)			76

AUSTRALIA 0.8%

SOVEREIGN ISSUES 0.8%

Australia Government International Bond
1.750% due 06/21/2051	AUD	50	17
2.500% due 05/21/2030		400	230

New South Wales Treasury Corp.
1.750% due 03/20/2034		300	142

Queensland Treasury Corp.
1.500% due 08/20/2032		500	245
1.750% due 07/20/2034		300	139

Treasury Corp. of Victoria
2.250% due 09/15/2033		500	250

Total Australia (Cost $1,168)			1,023

BRAZIL 1.9%

SOVEREIGN ISSUES 1.9%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (c)	BRL	7,200	1,131
0.000% due 10/01/2025 (c)		8,800	1,285

Total Brazil (Cost $2,689)			2,416

CANADA 1.6%

CORPORATE BONDS & NOTES 0.5%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$69	64

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	100	102

Toronto-Dominion Bank
4.814% due 07/16/2027		$500	502

			668

SOVEREIGN ISSUES 1.1%

Canada Government Bond
1.500% due 12/01/2044 (e)	CAD	140	97

Province of Ontario
3.650% due 06/02/2033		1,300	902

Province of Quebec
3.600% due 09/01/2033		600	414

			1,413

Total Canada (Cost $2,133)			2,081

CAYMAN ISLANDS 4.3%

ASSET-BACKED SECURITIES 3.9%

Arbor Realty Commercial Real Estate Notes Ltd.
6.048% due 01/15/2037 •		$217	217

BDS Ltd.
5.840% due 12/16/2036 •		255	255

Carlyle Global Market Strategies CLO Ltd.
5.728% due 08/14/2030 •		23	23
5.837% due 07/20/2032 •		456	457

CIFC Funding Ltd.
5.846% due 10/24/2030 •		241	241

Golub Capital Partners Static Ltd.
5.847% due 04/20/2033 •		390	390

ICG U.S. CLO Ltd.
5.525% due 10/20/2034 •		500	500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KREF Ltd.
5.816% due 02/17/2039 •		$294	$296

LCM Ltd.
5.959% due 04/20/2031 •		395	395

Marble Point CLO Ltd.
5.958% due 10/15/2030 •		42	42

MF1 Ltd.
5.716% due 02/19/2037 •		276	276

MF1 Multifamily Housing Mortgage Loan Trust
5.346% due 07/15/2036 •		22	22

Northwoods Capital Ltd.
5.549% due 06/15/2031 •		472	473

OFSI BSL X Ltd.
5.824% due 04/20/2034 •		500	501

Starwood Commercial Mortgage Trust
5.690% due 04/18/2038 •		325	325

Starwood Mortgage Trust
5.948% due 11/15/2038 •		256	257

TPG Real Estate Finance Issuer Ltd.
6.032% due 02/15/2039 •		290	292

Voya CLO Ltd.
5.859% due 04/17/2030 •		111	111

			5,073

CORPORATE BONDS & NOTES 0.2%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		282	262

SOVEREIGN ISSUES 0.2%

KSA Sukuk Ltd.
5.268% due 10/25/2028		200	202

Total Cayman Islands (Cost $5,547)			5,537

CHILE 0.2%

SOVEREIGN ISSUES 0.2%

Chile Government International Bond
4.850% due 01/22/2029		$200	198

Total Chile (Cost $200)			198

DENMARK 1.5%

CORPORATE BONDS & NOTES 1.5%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	120	13

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		552	64

Nykredit Realkredit AS
1.000% due 04/01/2025		8,800	1,218

Realkredit Danmark AS
1.000% due 01/01/2025		1,400	194
1.000% due 04/01/2025		2,700	374
1.500% due 10/01/2053		276	32

Total Denmark (Cost $1,990)			1,895

FRANCE 2.9%

CORPORATE BONDS & NOTES 0.2%

Credit Agricole SA
6.316% due 10/03/2029 •		$300	310

SOVEREIGN ISSUES 2.7%

France Government International Bond
0.750% due 05/25/2052	EUR	1,600	840
2.000% due 05/25/2048		500	389
3.000% due 06/25/2049		300	281

UNEDIC ASSEO
0.875% due 05/25/2028		2,000	1,958

			3,468

Total France (Cost $5,071)			3,778

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 1.5%

CORPORATE BONDS & NOTES 1.5%

Deutsche Bank AG
1.625% due 01/20/2027	EUR	200	$201
1.750% due 11/19/2030 •		200	191
3.035% due 05/28/2032 •		$150	129
3.547% due 09/18/2031 •		200	180
5.000% due 09/05/2030 •	EUR	100	110

Kreditanstalt fuer Wiederaufbau
0.000% due 12/15/2027 (c)		1,200	1,163

Total Germany (Cost $2,131)			1,974

HUNGARY 0.2%

SOVEREIGN ISSUES 0.2%

Hungary Government International Bond
6.250% due 09/22/2032		$200	204

Total Hungary (Cost $199)			204

IRELAND 3.0%

ASSET-BACKED SECURITIES 3.0%

Accunia European CLO DAC
4.134% due 07/15/2030 •	EUR	73	75

BBAM European CLO DAC
4.071% due 07/22/2034 •		500	517

CVC Cordatus Loan Fund DAC
3.834% due 10/15/2031 •		207	214

CVC Cordatus Opportunity Loan Fund DAC
4.403% due 08/15/2033 •		485	502

Grosvenor Place CLO DAC
3.845% due 01/15/2039 •		500	517

Harvest CLO DAC
1.040% due 07/15/2031		366	368

Hayfin Emerald CLO DAC
1.000% due 01/22/2039 •(b)		600	622

Jubilee CLO DAC
3.834% due 04/15/2031 •		250	258

Man GLG Euro CLO DAC
3.576% due 12/15/2031 •		229	238

Rockford Tower Europe CLO DAC
4.058% due 01/24/2035 •		600	620

Total Ireland (Cost $4,221)			3,931

ISRAEL 0.4%

SOVEREIGN ISSUES 0.4%

Israel Government International Bond
5.375% due 03/12/2029		$200	200
5.500% due 03/12/2034		200	196
5.750% due 03/12/2054		200	183

Total Israel (Cost $590)			579

ITALY 1.9%

CORPORATE BONDS & NOTES 0.3%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	300	301

Nexi SpA
2.125% due 04/30/2029		100	99

			400

SOVEREIGN ISSUES 1.6%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$200	201

Italy Buoni Poliennali Del Tesoro
3.850% due 09/15/2026	EUR	1,800	1,910

			2,111

Total Italy (Cost $2,615)			2,511

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN 5.3%

CORPORATE BONDS & NOTES 0.2%

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		$300	$305

SOVEREIGN ISSUES 5.1%

Development Bank of Japan, Inc.
2.125% due 09/01/2026	EUR	500	515
4.000% due 08/28/2027		$300	296

Japan Finance Organization for Municipalities
2.375% due 09/08/2027	EUR	2,300	2,373

Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	190,743	1,260
0.400% due 06/20/2029		110,000	690
0.700% due 06/20/2051		14,000	63
1.500% due 09/20/2043		110,000	664
2.200% due 06/20/2054		56,000	353
2.200% due 03/20/2064		60,000	350

			6,564

Total Japan (Cost $7,608)			6,869

JERSEY, CHANNEL ISLANDS 0.4%

ASSET-BACKED SECURITIES 0.4%

Verdelite Static CLO Ltd.
5.747% due 07/20/2032 •		$485	485

Total Jersey, Channel Islands (Cost $485)			485

LUXEMBOURG 4.2%

SOVEREIGN ISSUES 4.2%

European Financial Stability Facility
1.250% due 05/24/2033	EUR	5,900	5,445

Total Luxembourg (Cost $5,603)			5,445

MALAYSIA 0.4%

SOVEREIGN ISSUES 0.4%

Malaysia Government International Bond
2.632% due 04/15/2031	MYR	700	147
4.054% due 04/18/2039		1,900	430

Total Malaysia (Cost $582)			577

NETHERLANDS 0.2%

CORPORATE BONDS & NOTES 0.2%

ABN AMRO Bank NV
5.515% due 12/03/2035 •		$300	294

Total Netherlands (Cost $300)			294

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	300	177

Total Norway (Cost $218)			177

PERU 1.6%

SOVEREIGN ISSUES 1.6%

Peru Government International Bond
6.900% due 08/12/2037	PEN	1,200	319
7.300% due 08/12/2033		4,600	1,292
7.600% due 08/12/2039		1,400	393

Total Peru (Cost $2,044)			2,004

POLAND 0.5%

SOVEREIGN ISSUES 0.5%

Poland Government International Bond
3.875% due 02/14/2033	EUR	200	216

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.875% due 10/04/2033		$100	$96
5.125% due 09/18/2034		200	194
5.500% due 04/04/2053		100	92

Total Poland (Cost $612)			598

QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$200	169

Total Qatar (Cost $199)			169

ROMANIA 0.9%

SOVEREIGN ISSUES 0.9%

Romania Government International Bond
1.750% due 07/13/2030	EUR	200	174
2.000% due 01/28/2032		100	82
2.000% due 04/14/2033		100	79
2.124% due 07/16/2031		100	86
2.750% due 04/14/2041		100	67
2.875% due 04/13/2042		100	67
5.000% due 09/27/2026		300	318
5.125% due 09/24/2031		100	101
5.250% due 05/30/2032		100	101
5.625% due 05/30/2037		100	100

Total Romania (Cost $1,441)			1,175

SAUDI ARABIA 1.2%

SOVEREIGN ISSUES 1.2%

Saudi Government International Bond
4.750% due 01/18/2028		$300	298
4.750% due 01/16/2030		1,100	1,081
4.875% due 07/18/2033		200	194

Total Saudi Arabia (Cost $1,591)			1,573

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	93
2.050% due 09/23/2036		100	79

Total Serbia (Cost $231)			172

SINGAPORE 0.7%

SOVEREIGN ISSUES 0.7%

Singapore Government International Bond
2.375% due 07/01/2039	SGD	117	80
3.250% due 06/01/2054		1,017	812

Total Singapore (Cost $876)			892

SOUTH AFRICA 1.6%

SOVEREIGN ISSUES 1.6%

South Africa Government International Bond
8.000% due 01/31/2030	ZAR	13,000	660
8.875% due 02/28/2035		17,400	840
10.000% due 03/31/2033		9,800	521

Total South Africa (Cost $2,205)			2,021

SOUTH KOREA 0.2%

SOVEREIGN ISSUES 0.2%

Korea Housing Finance Corp.
5.375% due 11/15/2026		$300	304

Total South Korea (Cost $299)			304

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SPAIN 0.2%

CORPORATE BONDS & NOTES 0.1%

Banco Santander SA
1.849% due 03/25/2026		$200	$192

SOVEREIGN ISSUES 0.1%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	100	107

Total Spain (Cost $330)			299

SUPRANATIONAL 1.5%

CORPORATE BONDS & NOTES 0.9%

European Investment Bank
0.500% due 01/15/2027	EUR	1,200	1,202

SOVEREIGN ISSUES 0.6%

European Union
2.500% due 11/04/2027		700	730

Total Supranational (Cost $1,950)			1,932

SWITZERLAND 1.2%

CORPORATE BONDS & NOTES 1.2%

UBS Group AG
5.617% due 09/13/2030 •		$200	203
6.442% due 08/11/2028 •		300	310
6.537% due 08/12/2033 •		600	636
9.016% due 11/15/2033 •		300	363

Total Switzerland (Cost $1,391)			1,512

UNITED ARAB EMIRATES 0.3%

SOVEREIGN ISSUES 0.3%

Emirate of Abu Dhabi Government International Bond
5.500% due 04/30/2054		$400	393

Total United Arab Emirates (Cost $393)			393

UNITED KINGDOM 3.0%

CORPORATE BONDS & NOTES 1.4%

HSBC Holdings PLC
3.973% due 05/22/2030 •		$100	94
4.041% due 03/13/2028 •		200	196
4.787% due 03/10/2032 •	EUR	200	224

NatWest Group PLC
4.892% due 05/18/2029 •		$400	396

Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		200	195
6.534% due 01/10/2029 •		300	309

Standard Chartered PLC
2.608% due 01/12/2028 •		200	191
2.678% due 06/29/2032 •		300	252

			1,857

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%

Eurohome U.K. Mortgages PLC
4.997% due 06/15/2044 •	GBP	88	110

Eurosail PLC
5.796% due 06/13/2045 •		107	133

Ripon Mortgages PLC
5.427% due 08/28/2056 •		558	699

Towd Point Mortgage Funding
5.719% due 07/20/2053 •		444	557

Tower Bridge Funding PLC
5.493% due 12/20/2066 ~		500	623

			2,122

Total United Kingdom (Cost $4,188)			3,979

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 67.2%

ASSET-BACKED SECURITIES 3.6%

ACE Securities Corp. Home Equity Loan Trust
5.353% due 08/25/2035 •		$359	$351

Citigroup Mortgage Loan Trust
5.443% due 07/25/2035 •		500	475

Conseco Finance Securitizations Corp.
7.490% due 07/01/2031 þ		257	260

Countrywide Asset-Backed Certificates Trust
4.853% due 08/25/2034 •		60	58
4.893% due 06/25/2047 •		480	460
5.193% due 08/25/2047 •		45	43

Credit-Based Asset Servicing & Securitization Trust
4.573% due 11/25/2036 •		12	6

Fortress Credit Investments Ltd.
6.455% due 02/23/2039 •		83	83

GSAMP Trust
4.953% due 05/25/2046 •		379	359

Morgan Stanley ABS Capital, Inc. Trust
4.563% due 03/25/2037 •		747	316
4.953% due 08/25/2036 •		1,700	845

NovaStar Mortgage Funding Trust
4.993% due 05/25/2036 •		500	480

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		454	138

Securitized Asset-Backed Receivables LLC Trust
4.553% due 12/25/2036 •		5	2

SMB Private Education Loan Trust
1.290% due 07/15/2053		120	111
5.612% due 07/15/2053 •		30	30
6.048% due 02/16/2055 •		176	178

Soundview Home Loan Trust
4.953% due 11/25/2036 •		408	380

Structured Asset Securities Corp. Mortgage Loan Trust
6.167% due 04/25/2035 •		1	1

Terwin Mortgage Trust
5.393% due 11/25/2033 •		7	7

Washington Mutual Asset-Backed Certificates Trust
3.952% due 10/25/2036 •		29	10

			4,593

CORPORATE BONDS & NOTES 3.4%

Athene Global Funding
5.516% due 03/25/2027		200	202

Bayer U.S. Finance LLC
4.250% due 12/15/2025		200	199

Boeing Co.
6.259% due 05/01/2027		100	102

British Airways Pass-Through Trust
3.350% due 12/15/2030		50	48

Charter Communications Operating LLC
2.300% due 02/01/2032		200	158
3.500% due 03/01/2042		100	68

GA Global Funding Trust
2.250% due 01/06/2027		150	142

GLP Capital LP
5.300% due 01/15/2029		200	199

JPMorgan Chase & Co.
4.505% due 10/22/2028 •		400	397

Kraton Corp.
5.000% due 07/15/2027		300	301

Morgan Stanley
3.515% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	400	416
5.652% due 04/13/2028 •		$500	508

Morgan Stanley Bank NA
5.504% due 05/26/2028 •		300	304

Organon & Co.
4.125% due 04/30/2028		200	188

Pacific Gas & Electric Co.
4.000% due 12/01/2046		100	76

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PacifiCorp
5.100% due 02/15/2029		$150	$151

Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	100	106
5.125% due 02/13/2031		$150	150

Wells Fargo & Co.
3.908% due 04/25/2026 •		100	100
5.211% due 12/03/2035 •		300	292
5.499% due 01/23/2035 •		300	299

			4,406

MUNICIPAL BONDS & NOTES 0.1%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
4.145% due 02/01/2033		100	97

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035		93	93

			190

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.6%

Adjustable Rate Mortgage Trust
5.798% due 09/25/2035 ~		2	2

American Home Mortgage Assets Trust
4.643% due 05/25/2046 •		92	78
4.912% due 10/25/2046 •		221	118

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ		432	433

Banc of America Funding Trust
4.624% due 10/20/2046 ~		42	35
5.500% due 01/25/2036		12	12
6.454% due 02/20/2036 ~		24	23

Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 ~		230	193

BCAP LLC Trust
4.793% due 01/25/2037 •		89	80
5.250% due 04/26/2037		290	163

Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 ~		1	1
4.275% due 05/25/2047 ~		60	53
5.292% due 08/25/2033 ~		2	2
6.363% due 11/25/2034 ~		1	1
6.538% due 10/25/2033 ~		1	1
6.912% due 05/25/2034 ~		5	5

Bear Stearns ALT-A Trust
4.563% due 08/25/2036 ~		96	45
5.031% due 11/25/2035 ~		39	30
5.151% due 09/25/2035 ~		45	26

Bear Stearns Structured Products, Inc. Trust
4.219% due 12/26/2046 ~		31	24

BX Trust
5.241% due 10/15/2036 •		270	269

Chase Mortgage Finance Trust
5.300% due 07/25/2037 ~		9	7

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.633% due 07/25/2036 •		158	145

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~		693	554
6.849% due 09/25/2035 •		2	2
7.200% due 10/25/2035 •		82	81

Countrywide Alternative Loan Trust
4.680% due 12/20/2046 •		144	123
4.695% due 07/20/2046 •		83	69
4.803% due 05/25/2037 •		33	11
4.902% due 11/25/2035 ~		72	65
4.905% due 03/20/2046 •		46	39
5.013% due 02/25/2037 •		53	44
5.250% due 06/25/2035		6	5
6.000% due 04/25/2037		38	17
6.250% due 08/25/2037		17	8
6.325% due 11/25/2035 •		10	9

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 06/25/2036		$88	$40
6.865% due 11/25/2035 •		10	9

Countrywide Home Loan Mortgage Pass-Through Trust
3.855% due 05/25/2047 ~		42	35
4.913% due 05/25/2035 •		22	19
4.993% due 04/25/2046 •		900	251
5.033% due 04/25/2035 •		2	1
5.053% due 03/25/2035 •		278	171
5.073% due 02/25/2035 •		176	160
5.093% due 03/25/2035 •		23	20
5.113% due 02/25/2035 •		2	2
5.165% due 11/25/2034 ~		4	4
5.213% due 09/25/2034 •		1	1
5.500% due 10/25/2035		32	16
6.248% due 02/20/2036 •		123	112

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~		73	59
6.500% due 07/26/2036		104	24

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.386% due 10/25/2036 þ		79	66

GCAT Trust
3.000% due 04/25/2052 ~		341	286
4.250% due 05/25/2067 ~		547	507

GreenPoint Mortgage Funding Trust
4.993% due 11/25/2045 •		3	3

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	EUR	78	63

GSR Mortgage Loan Trust
5.081% due 06/25/2034 ~		1	1
5.330% due 09/25/2035 ~		24	23
6.750% due 03/25/2033 •		1	1

HarborView Mortgage Loan Trust
5.675% due 12/19/2036 •		50	43

IndyMac INDX Mortgage Loan Trust
4.251% due 09/25/2035 ~		69	56

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~		538	449
3.000% due 03/25/2052 ~		494	412
3.000% due 04/25/2052 ~		519	435
3.000% due 05/25/2052 ~		779	650
4.562% due 01/25/2037 ~		51	39
5.742% due 02/25/2035 ~		1	1
6.171% due 11/25/2033 ~		2	2

Luminent Mortgage Trust
5.173% due 04/25/2036 •		150	127

Manhattan West Mortgage Trust
2.130% due 09/10/2039		400	368

MASTR Adjustable Rate Mortgages Trust
6.513% due 05/25/2034 ~		119	114

MASTR Alternative Loan Trust
4.853% due 03/25/2036 •		44	4

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.952% due 12/15/2030 •		1	1

Merrill Lynch Mortgage Investors Trust
4.873% due 02/25/2036 •		18	18
6.485% due 02/25/2033 ~		2	2

Merrill Lynch Mortgage-Backed Securities Trust
4.297% due 04/25/2037 ~		3	2

MFA Trust
6.105% due 12/25/2068 þ		400	402

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		207	197
2.750% due 11/25/2059 ~		185	176

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.792% due 10/25/2035 ~		4	3

NYO Commercial Mortgage Trust
5.607% due 11/15/2038 •		400	393

OBX Trust
5.103% due 06/25/2057 •		60	59

One New York Plaza Trust
5.462% due 01/15/2036 •		500	477

PMT Loan Trust
2.500% due 07/25/2051 ~		316	254

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PRPM LLC
6.221% due 11/25/2068 þ	$420	$423

Residential Accredit Loans, Inc. Trust
4.873% due 04/25/2046 •	117	30
6.000% due 12/25/2036	117	95

Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035	23	18

Structured Adjustable Rate Mortgage Loan Trust
7.203% due 02/25/2034 ~	1	1

Structured Asset Mortgage Investments Trust
4.833% due 07/25/2046 •	165	117
4.873% due 05/25/2036 •	28	19
4.893% due 05/25/2036 •	150	120
4.893% due 09/25/2047 •	133	116
4.981% due 07/19/2035 •	16	16
5.013% due 02/25/2036 •	120	99
5.181% due 03/19/2034 •	1	1

Structured Asset Securities Corp.
4.733% due 01/25/2036 •	63	53

SunTrust Alternative Loan Trust
5.103% due 12/25/2035 •	112	96

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	194	175
2.710% due 01/25/2060 ~	139	132
2.900% due 10/25/2059 ~	611	582
4.391% due 10/27/2064 ~	683	664

WaMu Mortgage Pass-Through Certificates Trust
3.700% due 01/25/2037 ~	9	8
4.293% due 06/25/2037 ~	22	18
4.297% due 12/25/2036 ~	12	11
4.361% due 12/25/2036 ~	2	2
4.398% due 09/25/2036 ~	30	25
4.993% due 12/25/2045 •	9	9
5.073% due 01/25/2045 •	1	1
5.093% due 01/25/2045 •	2	1
5.525% due 02/25/2047 •	122	105
5.637% due 02/25/2033 ~	16	15
5.873% due 07/25/2046 •	70	61
6.013% due 03/25/2034 ~	5	5
6.199% due 06/25/2033 ~	1	1
6.225% due 08/25/2042 •	1	1

Washington Mutual Mortgage Pass-Through Certificates Trust
5.765% due 07/25/2046 •	29	18

		12,369

U.S. GOVERNMENT AGENCIES 40.9%

Fannie Mae
3.000% due 03/01/2060	150	126
3.500% due 01/01/2059	276	243
5.083% due 06/25/2036 •	5	5
6.000% due 07/25/2044	7	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.035% due 12/01/2034 •	$1	$1
7.019% due 11/01/2034 •	5	5

Freddie Mac
1.602% due 01/15/2038 ~(a)	68	3
3.000% due 03/01/2045	145	127
4.963% due 09/25/2031 •	4	4
5.319% due 01/15/2038 •	68	67
6.000% due 04/15/2036	73	76
6.025% due 10/25/2044 •	11	10
6.930% due 04/01/2037 •	9	9

Ginnie Mae
3.000% due 07/20/2046 - 12/20/2052	476	414
5.395% due 04/20/2074 •	498	500
6.000% due 09/20/2038	2	2

Ginnie Mae, TBA
2.500% due 01/01/2055	600	501
3.000% due 02/01/2055	3,800	3,296

Uniform Mortgage-Backed Security
2.500% due 02/01/2051	210	171
3.000% due 08/01/2042 - 10/01/2049	311	268
3.500% due 10/01/2034 - 07/01/2050	318	288
4.000% due 06/01/2050	105	97
5.500% due 08/01/2054	869	858
6.000% due 01/01/2054 - 09/01/2054	24,289	24,467
6.500% due 12/01/2053	6,929	7,078

Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	4,400	3,738
4.000% due 03/01/2055	600	549
4.500% due 01/01/2055 - 03/01/2055	8,700	8,178
6.500% due 02/01/2055	1,700	1,734

		52,822

U.S. TREASURY OBLIGATIONS 9.6%

U.S. Treasury Bonds
1.875% due 02/15/2041	300	201
2.250% due 08/15/2049	400	248
2.375% due 11/15/2049	350	222
3.000% due 02/15/2048	400	294
3.000% due 08/15/2048	175	128
3.375% due 11/15/2048 (f)	1,400	1,094
4.125% due 08/15/2044 (f)	3,750	3,395

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025 (f)	1,039	1,032
0.125% due 10/15/2025	122	120
0.125% due 07/15/2031	353	311
0.125% due 01/15/2032	114	99

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.375% due 07/15/2025		$333	$331
0.500% due 01/15/2028 (h)		512	489
0.625% due 07/15/2032		109	97
1.125% due 01/15/2033 (f)		848	780
1.750% due 01/15/2028 (h)		2,109	2,095
3.875% due 04/15/2029		307	330

U.S. Treasury Notes
3.500% due 02/15/2033 (j)		100	93
4.000% due 02/15/2034 (f)		1,100	1,053

			12,412

Total United States (Cost $90,335)			86,792

SHORT-TERM INSTRUMENTS 0.6%

COMMERCIAL PAPER 0.2%

Enbridge US, Inc.
4.730% due 01/24/2025		$250	249

HUNGARY TREASURY BILLS 0.4%
6.589% due 01/09/2025 (c)(d)	HUF	187,000	470

Total Short-Term Instruments (Cost $721)			719

Total Investments in Securities (Cost $152,216)			144,584

		SHARES
INVESTMENTS IN AFFILIATES 1.3%

SHORT-TERM INSTRUMENTS 1.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%

PIMCO Short-Term Floating NAV Portfolio III		166,671	1,623

Total Short-Term Instruments (Cost $1,622)			1,623

Total Investments in Affiliates (Cost $1,622)			1,623

Total Investments 113.1% (Cost $153,838)			$146,207

Financial Derivative Instruments (g)(i) 0.4% (Cost or Premiums, net $3,048)			570

Other Assets and Liabilities, net (13.5)%			(17,482)

Net Assets 100.0%			$129,295

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	4.580%	12/19/2024	01/06/2025	$(2,934)	$(2,939)

Total Reverse Repurchase Agreements					$(2,939)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
UBS	4.550%	12/16/2024	01/31/2025	$(2,710)	$(2,716)

Total Sale-Buyback Transactions					$(2,716)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (22.1)%
U.S. Government Agencies (22.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2040	$2,300	$(2,055)	$(2,031)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2055	12,500	(9,863)	(9,732)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2055	800	(660)	(652)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2055	800	(705)	(708)
Uniform Mortgage-Backed Security, TBA	5.000	02/01/2055	100	(98)	(97)
Uniform Mortgage-Backed Security, TBA	5.500	01/01/2055	900	(893)	(888)
Uniform Mortgage-Backed Security, TBA	5.500	02/01/2055	1,200	(1,196)	(1,183)
Uniform Mortgage-Backed Security, TBA	6.000	02/01/2055	13,200	(13,306)	(13,251)

Total Short Sales (22.1)%				$(28,776)	$(28,542)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BSN	$0	$(2,939)	$0	$(2,939)	$2,906	$(33)

Master Securities Forward Transaction Agreement
UBS	0	0	(2,716)	(2,716)	2,592	(124)

Total Borrowings and Other Financing Transactions	$0	$(2,939)	$(2,716)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(2,939)	$0	$0	$(2,939)

Total	$0	$(2,939)	$0	$0	$(2,939)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	0	(2,716)	0	(2,716)

Total	$0	$0	$(2,716)	$0	$(2,716)

Total Borrowings	$0	$(2,939)	$(2,716)	$0	$(5,655)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(5,655)

(f)	Securities with an aggregate market value of $5,498 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(3,432) at a weighted average interest rate of 4.717%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(10) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond March Futures	03/2025	7	$460	$(1)	$1	$(1)
Canada Government 5-Year March Futures	03/2025	45	3,546	47	3	0
Euro-BTP March Futures	03/2025	48	5,965	(115)	7	0
U.S. Treasury 2-Year Note March Futures	03/2025	27	5,551	(6)	0	0

				$(75)	$11	$(1)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond March Futures	03/2025	76	$(5,310)	$76	$32	$(38)
Canada Government 10-Year March Futures	03/2025	110	(9,383)	80	0	(12)
Euro-Bobl March Futures	03/2025	52	(6,348)	41	0	(11)
Euro-Bund March Futures	03/2025	47	(6,497)	147	0	(20)
Euro-Buxl 30-Year Bond March Futures	03/2025	2	(275)	15	0	(3)
Euro-Oat March Futures	03/2025	48	(6,136)	112	0	(8)
Euro-Schatz March Futures	03/2025	37	(4,100)	10	0	(1)
Japan Government 10-Year Bond March Futures	03/2025	17	(15,331)	53	9	(9)
Long Gilt March Futures	03/2025	3	(347)	8	0	(2)
U.S. Treasury 10-Year Note March Futures	03/2025	2	(218)	2	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	42	(4,994)	160	18	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	3	(334)	5	1	0

				$709	$60	$(104)

Total Futures Contracts				$634	$71	$(105)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$	11,400	$(66)	$(24)	$(90)	$0	$(4)
iTraxx Europe Main 42 10-Year Index	(1.000)	Quarterly	12/20/2034	EUR	2,700	(8)	2	(6)	2	0
iTraxx Europe Main 42 5-Year Index	(1.000)	Quarterly	12/20/2029		3,600	(78)	3	(75)	2	0

						$(152)	$(19)	$(171)	$4	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$92,200	$2,065	$26	$2,091	$22	$0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	16,000	$119	$(177)	$(58)	$10	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		7,500	(27)	(166)	(193)	9	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		17,245	244	(355)	(111)	47	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		1,600	13	(69)	(56)	7	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		1,500	25	132	157	0	(7)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		1,100	54	61	115	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029	JPY	40,000	0	(2)	(2)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		130,000	36	11	47	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		356,000	(5)	0	(5)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		20,000	1	(2)	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		480,000	262	141	403	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		530,000	(252)	(80)	(332)	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		30,650	(12)	(32)	(44)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		10,000	1	4	5	0	0
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	03/19/2027	SGD	1,400	2	(1)	1	0	(2)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029		11,590	34	(64)	(30)	0	(37)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.908	Quarterly	12/19/2029	THB	13,320	0	(1)	(1)	0	0
Receive	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029		89,910	(14)	(20)	(34)	0	0
Receive	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		13,910	(2)	(8)	(10)	0	0
Pay(5)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030		131,220	16	(13)	3	0	0
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		23,620	0	(28)	(28)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025	$	9,900	22	149	171	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		8,200	34	47	81	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	06/24/2025		4,600	11	(12)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		4,900	(2)	14	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		43	0	0	0	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		1,200	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		700	10	(5)	5	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		1,300	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		4,600	1	101	102	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		3,400	23	0	23	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		2,400	0	(7)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		700	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		500	0	4	4	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.838	Annual	05/31/2029		200	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		1,050	9	(29)	(20)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		3,100	(3)	(38)	(41)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030		200	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031		1,300	0	16	16	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031		800	0	(129)	(129)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.813	Annual	10/31/2031		1,500	1	18	19	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		5,500	(9)	(785)	(794)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		9,160	(49)	(556)	(605)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		6,650	(361)	78	(283)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		300	(1)	15	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		600	(2)	27	25	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		300	(1)	14	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		500	(2)	26	24	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		3,300	18	70	88	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,370	175	(10)	165	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		100	(13)	13	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		300	22	3	25	0	0
Pay(5)	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	25,600	19	(215)	(196)	39	0
Pay(5)	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		900	0	(4)	(4)	3	0
Receive	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	39,650	(47)	(162)	(209)	0	(4)
Pay(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	03/19/2030		39,500	23	6	29	5	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	4,600	31	5	36	6	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		6,000	74	10	84	16	0
Receive	3-Month EUR-EURIBOR	2.801	Annual	05/25/2033		500	0	(22)	(22)	0	(1)
Receive	3-Month EUR-EURIBOR	2.841	Annual	05/25/2033		500	0	(23)	(23)	0	(1)
Receive	3-Month EUR-EURIBOR	2.833	Annual	08/15/2033		700	0	(27)	(27)	0	(2)
Receive	3-Month EUR-EURIBOR	2.849	Annual	08/15/2033		1,100	0	(43)	(43)	0	(3)
Receive	3-Month EUR-EURIBOR	2.857	Annual	08/15/2033		3,000	0	(120)	(120)	0	(7)
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		600	(2)	(14)	(16)	0	(1)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		400	(1)	2	1	1	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		14,950	172	36	208	43	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		6,005	(46)	(97)	(143)	0	(29)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month ILS-TELBOR	4.165%	Annual	09/18/2029	ILS	1,500	$0	$5	$5	$1	$0
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		900	0	2	2	0	0
Pay	3-Month ILS-TELBOR	4.400	Annual	09/25/2029		4,600	0	27	27	2	0
Pay	3-Month ILS-TELBOR	4.180	Annual	10/01/2029		2,700	(2)	2	0	1	0
Pay	3-Month ILS-TELBOR	4.175	Annual	10/02/2029		1,900	0	0	0	1	0
Receive	3-Month ILS-TELBOR	4.070	Annual	12/09/2029		2,200	(2)	4	2	0	(1)
Receive	3-Month ILS-TELBOR	3.980	Annual	12/13/2029		1,100	0	2	2	0	(1)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	900	7	20	27	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,000	(3)	(32)	(35)	1	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		2,800	36	(275)	(239)	6	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		1,600	28	(28)	0	5	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		800	7	0	7	2	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	5,170	36	56	92	7	0
Pay(5)	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		900	0	(9)	(9)	1	0
Pay(5)	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		2,000	0	(9)	(9)	3	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		3,200	0	(6)	(6)	4	0
Pay(5)	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		3,800	4	15	19	7	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		300	(1)	15	14	1	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		440	21	(30)	(9)	1	0
Receive(5)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		100	0	42	42	0	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	46	46	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025	NOK	2,300	8	(6)	2	0	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	1,200	0	(31)	(31)	0	0
Pay	CAONREPO	3.500	Annual	12/18/2025	CAD	4,500	(9)	27	18	0	0
Pay(5)	CAONREPO	3.898	Annual	06/19/2026		5,400	(1)	45	44	2	0
Pay(5)	CAONREPO	3.925	Annual	06/19/2026		5,100	0	42	42	1	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2028		5,100	(23)	88	65	4	0
Receive	CAONREPO	3.250	Semi-Annual	12/18/2029		2,200	(35)	(3)	(38)	0	(2)
Pay	CAONREPO	1.250	Semi-Annual	06/16/2031		400	(42)	17	(25)	0	0
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		200	2	(2)	0	0	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		1,100	(1)	(16)	(17)	0	(1)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		300	0	0	0	0	0
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034		2,900	85	10	95	4	0
Receive	CAONREPO	3.250	Semi-Annual	12/18/2034		300	(7)	2	(5)	0	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		900	9	(35)	(26)	0	(3)

							$718	$(2,316)	$(1,598)	$257	$(150)

Total Swap Agreements							$2,631	$(2,309)	$322	$283	$(154)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$71	$283	$354	$0	$(105)	$(154)	$(259)

(h)

Securities with an aggregate market value of $1,355 and cash of $4,582 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2025	SGD	271		$202	$3	$0
	01/2025		$366	NZD	621	0	(18)
	06/2025		139	JPY	20,000	0	(10)

BOA	01/2025	KRW	311,846		$221	10	0
	01/2025	MYR	385		87	1	0
	01/2025	SGD	371		275	4	0
	01/2025	TWD	12,838		397	7	0
	01/2025		$133	CNH	969	0	(1)
	01/2025		237	CNY	1,700	0	(1)
	01/2025		2,274	JPY	346,672	0	(69)
	02/2025	CNH	214		$30	1	0
	02/2025		$184	CNY	1,316	0	(2)
	04/2025	DKK	5,100		$752	40	0

BPS	01/2025	CAD	445		315	5	0
	01/2025	CNH	5,890		809	6	0
	01/2025	EUR	11	RON	56	0	0
	01/2025		323		$342	8	0
	01/2025	HUF	188,396		474	0	(1)
	01/2025	IDR	5,161,408		316	0	(4)
	01/2025	INR	11,441		133	0	0
	01/2025	KRW	157,334		113	6	0
	01/2025	SGD	313		233	4	0
	01/2025	TWD	8,497		268	9	0
	01/2025		$67	CAD	94	0	(2)
	01/2025		1,569	CNH	11,371	0	(19)
	01/2025		117	CNY	838	0	(1)
	01/2025		118	CZK	2,819	0	(2)
	01/2025		179	EUR	171	0	(1)
	01/2025		636	IDR	10,160,501	0	(9)
	01/2025		171	INR	14,445	0	(2)
	01/2025		818	KRW	1,156,136	1	(36)
	01/2025		594	PLN	2,421	0	(9)
	01/2025		145	TWD	4,686	0	(2)
	01/2025	ZAR	11,538		$652	42	0
	02/2025		$869	CNH	6,294	0	(10)
	02/2025		15	CNY	105	0	0
	03/2025	KRW	174,720		$118	0	(1)
	03/2025		$316	IDR	5,177,055	2	0
	03/2025		133	INR	11,500	0	0
	03/2025		178	MXN	3,644	0	(5)
	04/2025	BRL	2,000		$358	39	0
	04/2025	TWD	4,659		144	2	0
	05/2025		$981	CNH	7,116	0	(6)
	10/2025	BRL	2,700		$442	32	0

BRC	01/2025	AUD	441		283	10	0
	01/2025	CAD	141		100	2	0
	01/2025	RON	1,000	EUR	200	0	(1)
	01/2025	TRY	4,269		$114	0	(5)
	01/2025	TWD	2,102		64	0	0
	01/2025		$152	AUD	245	0	(1)
	01/2025		93	CNH	676	0	(1)
	01/2025		533	EUR	506	0	(9)
	01/2025		3,244	GBP	2,577	0	(18)
	01/2025		222	IDR	3,475,721	0	(7)
	01/2025		2,036	JPY	304,297	0	(102)
	02/2025	RON	1,818	EUR	363	0	(1)
	02/2025	TRY	2,721		$73	0	(1)
	02/2025		$30	CNH	214	0	(1)
	02/2025		307	JPY	48,036	0	0
	02/2025		1,546	TRY	58,389	33	0
	03/2025	ILS	107		$30	1	0
	03/2025		$571	TRY	21,809	9	0
	04/2025	JPY	45,000		$307	18	0
	05/2025		40,000		274	15	0

BSH	04/2025	PEN	826		219	0	0
	05/2025		151		40	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

CBK	01/2025	IDR	6,286,161		$389	$0	$0
	01/2025	INR	94,406		1,107	6	0
	01/2025	KRW	798,672		576	34	0
	01/2025	TWD	33,665		1,057	34	0
	01/2025		$136	CNH	973	0	(3)
	01/2025		325	CNY	2,333	0	(2)
	01/2025		133	GBP	106	0	0
	01/2025		462	IDR	7,313,076	0	(9)
	01/2025		890	INR	75,324	0	(12)
	01/2025		108	KRW	157,831	0	(1)
	02/2025	BRL	627		$109	8	0
	02/2025	PEN	182		48	0	0
	02/2025		$618	CNY	4,435	0	(5)
	03/2025	KRW	136,818		$93	1	0
	03/2025		$140	COP	627,227	0	0
	03/2025		389	IDR	6,304,650	0	(2)
	03/2025		1,107	INR	94,831	0	(8)
	05/2025	PEN	134		$35	0	0
	08/2025		97		26	0	0
	01/2026	JPY	20,000		147	15	0

DUB	01/2025	KRW	871,887		624	34	0
	01/2025		$47	KRW	66,083	0	(2)
	01/2025		237	PLN	967	0	(2)
	02/2025	PEN	642		$171	1	0
	02/2025		$490	MXN	9,907	0	(18)
	02/2025		323	THB	10,854	0	(4)
	03/2025		276	PEN	1,048	3	0
	04/2025	JPY	65,000		$444	26	0
	04/2025		$770	JPY	110,000	0	(62)

FAR	01/2025	AUD	77		$50	2	0
	01/2025	TWD	495		15	0	0
	03/2025	PEN	289		77	0	0

GLM	01/2025	KRW	336,060		242	15	0
	01/2025	MXN	2,004		96	0	0
	01/2025	TWD	7,804		243	6	0
	01/2025		$209	IDR	3,300,250	0	(5)
	01/2025		336	INR	28,594	0	(2)
	01/2025		266	PLN	1,083	0	(4)
	02/2025	EUR	48	RON	240	0	0
	02/2025		$221	MXN	4,491	0	(7)
	03/2025		77	BRL	453	0	(4)
	04/2025	BRL	5,100		$918	105	0
	04/2025	PEN	3,116		828	1	0
	05/2025		$139	CNH	998	0	(2)
	06/2025	JPY	20,000		$133	4	0
	10/2025	BRL	6,100		996	70	0
	01/2026	JPY	40,000		297	33	0

IND	01/2025		$85	DKK	604	0	(1)
	01/2025		73	PLN	296	0	(1)
	05/2025		278	JPY	40,000	0	(20)

JPM	01/2025	CNH	19,151		$2,642	32	0
	01/2025	IDR	515,425		32	0	0
	01/2025	TWD	6,993		216	3	0
	01/2025		$1,477	CNH	10,688	0	(21)
	01/2025		117	CNY	838	0	(1)
	01/2025		103	HUF	40,107	0	(2)
	01/2025		56	IDR	891,702	0	(1)
	01/2025		540	INR	45,864	0	(6)
	01/2025		1,793	JPY	268,536	0	(85)
	01/2025		981	KRW	1,386,081	0	(42)
	01/2025		118	PLN	484	0	(1)
	01/2025		64	SEK	705	0	0
	03/2025		32	IDR	517,035	0	0
	04/2025	BRL	100		$18	2	0

MBC	01/2025	CAD	380		270	5	0
	01/2025	CHF	1,541		1,756	56	0
	01/2025	CNH	2,686		368	2	0
	01/2025	DKK	1,400		206	11	0
	01/2025	INR	4,814		56	0	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2025	KRW	1,074,374		$768	$41	$0
	01/2025	RON	1,787	EUR	357	0	(2)
	01/2025	SEK	510		$46	0	0
	01/2025		$3,124	CNH	22,609	0	(43)
	01/2025		2,880	EUR	2,734	0	(47)
	01/2025		130	GBP	103	0	(1)
	01/2025		97	INR	8,219	0	(1)
	01/2025		310	SEK	3,378	0	(5)
	01/2025		225	TWD	7,323	0	(2)
	02/2025	EUR	357	RON	1,790	2	0
	02/2025		$77	CNH	561	0	0
	02/2025		92	THB	3,097	0	(1)
	03/2025	ILS	120		$33	0	0
	03/2025		$56	INR	4,839	0	0
	04/2025	DKK	6,352		$931	44	0
	04/2025	TWD	7,281		225	3	0
	05/2025		$1,827	CNH	13,163	0	(25)

MYI	01/2025	AUD	172		$107	1	0
	01/2025		$29	DKK	203	0	(1)
	01/2025		316	IDR	4,987,868	0	(7)

NGF	01/2025		74		1,183,196	0	(1)

RBC	02/2025		573	JPY	89,806	0	(1)
	03/2025	MXN	8,000		$391	12	0

RYL	01/2025	AUD	537		344	11	0
	01/2025		$73	SEK	800	0	(1)

SCX	01/2025	SGD	108		$80	1	0
	01/2025	TWD	4,111		128	3	0
	01/2025		$920	CNH	6,647	0	(14)
	01/2025		114	IDR	1,799,827	0	(3)
	01/2025		284	INR	24,038	0	(4)
	01/2025		24	KRW	34,872	0	0
	01/2025		119	TWD	3,875	0	(1)
	02/2025		286	CNY	2,048	0	(3)
	02/2025		721	JPY	112,958	0	(1)
	03/2025	KRW	34,784		$24	0	0
	04/2025	PEN	546		145	0	0
	04/2025	TWD	3,856		119	1	0
	05/2025	CNH	9,345		1,301	21	0
	05/2025	PEN	60		16	0	0
	05/2025		$588	CNH	4,235	0	(8)

SOG	01/2025	EUR	544	RON	2,722	3	0
	01/2025		$248	PLN	1,015	0	(3)

SSB	01/2025		85	CLP	83,119	0	(2)
	01/2025		11	KRW	15,728	0	(1)
	05/2025	PEN	2,585		$681	0	(4)

TOR	01/2025		$3,422	JPY	514,816	0	(147)

UAG	01/2025		90	NOK	997	0	(2)
	01/2025		308	PLN	1,251	0	(5)

Total Forward Foreign Currency Contracts						$962	$(1,029)

PURCHASED OPTIONS:

FOREIGN CURRENCY BARRIER OPTIONS

Counterparty	Description	Barrier Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC USD versus CNH VKO @ 7.300	CNH	7.300	02/14/2025	20,000	$2	$10

MBC	Call - OTC USD versus CNH VKO @ 7.375		7.375	02/14/2025	20,000	2	7

						$4	$17

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC USD versus CNH	CNH	7.400	01/23/2025	30	$4	$8

CBK	Call - OTC USD versus CNH		7.450	02/14/2025	30	5	6

GLM	Call - OTC USD versus CNH		7.300	05/15/2025	200	2	3

MBC	Call - OTC USD versus CNH		7.300	05/13/2025	1,700	19	28

						$30	$45

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.930%	06/23/2025	500	$18	$21

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	7,500	11	8

BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	100	4	4

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.065	06/24/2025	400	12	13
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.960	06/25/2025	700	24	28
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	100	4	5

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.420	05/13/2025	1,000	5	5

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.480	05/13/2025	7,000	8	5
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	200	0	0

							$86	$89

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	300	$23	$142

Total Purchased Options						$143	$293

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus CNH	CNH	7.078	05/15/2025	200	$(2)	$(1)

MBC	Put - OTC USD versus CNH		7.200	01/17/2025	426	(3)	0
	Put - OTC USD versus CNH		7.078	05/13/2025	1,700	(19)	(9)

SCX	Put - OTC USD versus CNH		7.200	01/17/2025	583	(5)	(1)

						$(29)	$(11)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.250%	06/23/2025	1,900	$(18)	$(16)

BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	300	(22)	(104)

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	400	(4)	(4)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/24/2025	1,500	(11)	(9)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.280	06/25/2025	800	(8)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	06/25/2025	1,900	(17)	(15)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	400	(4)	(4)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	500	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	500	(1)	(7)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	200	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	300	(1)	(1)

							$(92)	$(171)

Total Written Options							$(121)	$(182)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.380%	$260	$(8)	$0	$0	$(8)

MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.380	260	(9)	2	0	(7)

							$(17)	$2	$0	$(15)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.104%	$300	$(7)	$8	$1	$0

CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.104	200	(5)	6	1	0

							$(12)	$14	$2	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability

BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$	1,191	JPY	176,100	$(5)	$2	$0	$(3)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		1,561		229,200	(5)	2	0	(3)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		6,065		888,100	55	10	65	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		1,562		228,900	(2)	2	0	0

BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.590% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		1,291		180,800	67	2	69	0

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		1,180		174,100	(3)	3	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	23

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	$	2,942	JPY	409,800	$159	$6	$165	$0

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026		2,471		344,200	148	6	154	0

									$414	$33	$453	$(6)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	3-Month MYR-KLIBOR	3.750%	Quarterly	09/18/2034	MYR 1,030	$(3)	$2	$0	$(1)

GST	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	2,160	13	(14)	0	(1)

JPM	Receive	3-Month MYR-KLIBOR(2)	3.750	Quarterly	03/19/2035	740	1	(1)	0	0

SCX	Pay	3-Month MYR-KLIBOR(2)	3.500	Quarterly	03/19/2030	1,300	(1)	0	0	(1)

							$10	$(13)	$0	$(3)

Total Swap Agreements							$395	$36	$455	$(24)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
AZD	$3	$0	$0	$3	$(28)	$0	$0	$(28)	$(25)	$0	$(25)
BOA	63	21	0	84	(73)	(16)	0	(89)	(5)	0	(5)
BPS	156	158	65	379	(110)	(104)	(7)	(221)	158	0	158
BRC	88	14	70	172	(147)	(4)	0	(151)	21	0	21
CBK	98	6	166	270	(42)	0	0	(42)	228	0	228
DUB	64	46	0	110	(88)	(34)	0	(122)	(12)	0	(12)
FAR	2	0	0	2	0	(7)	0	(7)	(5)	0	(5)
GLM	234	8	0	242	(24)	(7)	0	(31)	211	0	211
GST	0	0	154	154	0	0	(9)	(9)	145	0	145
IND	0	0	0	0	(22)	0	0	(22)	(22)	0	(22)
JPM	37	5	0	42	(159)	0	0	(159)	(117)	0	(117)
MBC	164	35	0	199	(127)	(9)	0	(136)	63	0	63
MYC	0	0	0	0	0	0	(7)	(7)	(7)	0	(7)
MYI	1	0	0	1	(8)	0	0	(8)	(7)	20	13
NGF	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
RBC	12	0	0	12	(1)	0	0	(1)	11	0	11
RYL	11	0	0	11	(1)	0	0	(1)	10	0	10
SCX	26	0	0	26	(34)	(1)	(1)	(36)	(10)	0	(10)
SOG	3	0	0	3	(3)	0	0	(3)	0	0	0
SSB	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)
TOR	0	0	0	0	(147)	0	0	(147)	(147)	0	(147)
UAG	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)

Total Over the Counter	$962	$293	$455	$1,710	$(1,029)	$(182)	$(24)	$(1,235)

(j)

Securities with an aggregate market value of $20 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$71	$71
Swap Agreements	0	26	0	0	257	283

	$0	$26	$0	$0	$328	$354

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$962	$0	$962
Purchased Options	0	0	0	62	231	293
Swap Agreements	0	2	0	453	0	455

	$0	$2	$0	$1,477	$231	$1,710

	$0	$28	$0	$1,477	$559	$2,064

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$2	$0	$0	$0	$103	$105
Swap Agreements	0	4	0	0	150	154

	$2	$4	$0	$0	$253	$259

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,029	$0	$1,029
Written Options	0	0	0	11	171	182
Swap Agreements	0	15	0	6	3	24

	$0	$15	$0	$1,046	$174	$1,235

	$2	$19	$0	$1,046	$427	$1,494

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	25

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$16	$16
Futures	0	0	0	0	532	532
Swap Agreements	0	857	0	0	(1,011)	(154)

	$0	$857	$0	$0	$(463)	$394

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(719)	$0	$(719)
Purchased Options	0	0	0	20	(17)	3
Written Options	0	0	0	12	161	173
Swap Agreements	0	0	0	(216)	(31)	(247)

	$0	$0	$0	$(903)	$113	$(790)

	$0	$857	$0	$(903)	$(350)	$(396)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$7	$0	$0	$0	$2,215	$2,222
Swap Agreements	0	(19)	0	0	(2,768)	(2,787)

	$7	$(19)	$0	$0	$(553)	$(565)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$67	$0	$67
Purchased Options	0	0	0	28	30	58
Written Options	0	0	0	31	85	116
Swap Agreements	0	2	0	27	45	74

	$0	$2	$0	$153	$160	$315

	$7	$(17)	$0	$153	$(393)	$(250)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$76	$0	$76
Australia
Sovereign Issues	0	1,023	0	1,023
Brazil
Sovereign Issues	0	2,416	0	2,416
Canada
Corporate Bonds & Notes	0	668	0	668
Sovereign Issues	0	1,413	0	1,413
Cayman Islands
Asset-Backed Securities	0	5,073	0	5,073
Corporate Bonds & Notes	0	262	0	262
Sovereign Issues	0	202	0	202
Chile
Sovereign Issues	0	198	0	198
Denmark
Corporate Bonds & Notes	0	1,895	0	1,895
France
Corporate Bonds & Notes	0	310	0	310
Sovereign Issues	0	3,468	0	3,468
Germany
Corporate Bonds & Notes	0	1,974	0	1,974
Hungary
Sovereign Issues	0	204	0	204
Ireland
Asset-Backed Securities	0	3,931	0	3,931
Israel
Sovereign Issues	0	579	0	579

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Italy
Corporate Bonds & Notes	$0	$400	$0	$400
Sovereign Issues	0	2,111	0	2,111
Japan
Corporate Bonds & Notes	0	305	0	305
Sovereign Issues	0	6,564	0	6,564
Jersey, Channel Islands
Asset-Backed Securities	0	485	0	485
Luxembourg
Sovereign Issues	0	5,445	0	5,445
Malaysia
Sovereign Issues	0	577	0	577
Netherlands
Corporate Bonds & Notes	0	294	0	294
Norway
Sovereign Issues	0	177	0	177
Peru
Sovereign Issues	0	2,004	0	2,004
Poland
Sovereign Issues	0	598	0	598
Qatar
Corporate Bonds & Notes	0	169	0	169
Romania
Sovereign Issues	0	1,175	0	1,175
Saudi Arabia
Sovereign Issues	0	1,573	0	1,573
Serbia
Sovereign Issues	0	172	0	172
Singapore
Sovereign Issues	0	892	0	892

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
South Africa
Sovereign Issues	$0	$2,021	$0	$2,021
South Korea
Sovereign Issues	0	304	0	304
Spain
Corporate Bonds & Notes	0	192	0	192
Sovereign Issues	0	107	0	107
Supranational
Corporate Bonds & Notes	0	1,202	0	1,202
Sovereign Issues	0	730	0	730
Switzerland
Corporate Bonds & Notes	0	1,512	0	1,512
United Arab Emirates
Sovereign Issues	0	393	0	393
United Kingdom
Corporate Bonds & Notes	0	1,857	0	1,857
Non-Agency Mortgage-Backed Securities	0	2,122	0	2,122
United States
Asset-Backed Securities	0	4,593	0	4,593
Corporate Bonds & Notes	0	4,406	0	4,406
Municipal Bonds & Notes	0	190	0	190
Non-Agency Mortgage-Backed Securities	0	12,369	0	12,369
U.S. Government Agencies	0	52,822	0	52,822
U.S. Treasury Obligations	0	12,412	0	12,412
Short-Term Instruments
Commercial Paper	0	249	0	249
Hungary Treasury Bills	0	470	0	470

	$0	$144,584	$0	$144,584

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,623	$0	$0	$1,623

Total Investments	$1,623	$144,584	$0	$146,207

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(28,542)	$0	$(28,542)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	52	302	0	354
Over the counter	0	1,710	0	1,710

	$52	$2,012	$0	$2,064

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(105)	(154)	0	(259)
Over the counter	0	(1,235)	0	(1,235)

	$(105)	$(1,389)	$0	$(1,494)

Total Financial Derivative Instruments	$(53)	$623	$0	$570

Totals	$1,570	$116,665	$0	$118,235

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	27

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio managers as a team. The financial information in the form of the portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

28	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

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Notes to Financial Statements	(Cont.)

Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has

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implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but

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Notes to Financial Statements	(Cont.)

before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

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(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-

backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$5,894	$90,784	$(95,060)	$6	$(1)	$1,623	$186	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the

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security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes,

(v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of December 31, 2024, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as

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Notes to Financial Statements	(Cont.)

those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market.

Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement.

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Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these

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Notes to Financial Statements	(Cont.)

instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of

Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Barrier Options (“Barrier Options”) are options, which may be written or purchased, with non-standard payout structures or other features Barrier Options are generally traded OTC. The Portfolio may invest in various types of Barrier Options including down-and-in, down-and-out

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and up-and-in options. Down-and-in and up-and-in options are similar to standard options, except that the option expires worthless to the purchaser of the option if the price of the underlying instrument does, or does not, reach a specific barrier price level prior to the option’s expiration date. Down-and-out options expire worthless to the purchaser of the option if the price of the underlying instrument reaches a specific barrier price level prior to the option’s expiration date.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to

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Notes to Financial Statements	(Cont.)

perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a

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deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield

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Notes to Financial Statements	(Cont.)

securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

42	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	43

Notes to Financial Statements	(Cont.)

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net

44	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.50%	0.50%	0.50%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	45

Notes to Financial Statements	(Cont.)

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)  The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital

46	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$829,621	$817,604	$43,437	$37,722

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2024		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	195	$1,831	143	$1,344

Administrative Class	2,534	23,903	2,930	27,650

Advisor Class	494	4,655	269	2,516
Issued as reinvestment of distributions

Institutional Class	37	348	35	324

Administrative Class	349	3,291	315	2,943

Advisor Class	88	829	80	747
Cost of shares redeemed

Institutional Class	(174)	(1,638)	(204)	(1,907)

Administrative Class	(2,402)	(22,741)	(2,136)	(20,018)

Advisor Class	(324)	(3,062)	(323)	(3,015)

Net increase (decrease) resulting from Portfolio share transactions	797	$7,416	1,109	$10,584

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 39% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	47

Notes to Financial Statements	(Cont.)	December 31, 2024

As of December 31, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Global Bond Opportunities Portfolio (Unhedged)	$0	$0	$(11,168)	$0	$(2,084)	$0	$(1,115)	$(14,367)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, short positions, straddle loss deferrals, sale/buyback transactions, interest accrued on defaulted securities, and return of capital distributions from underlying funds.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Global Bond Opportunities Portfolio (Unhedged)	$1,540	$544

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Global Bond Opportunities Portfolio (Unhedged)	$130,364	$4,409	$(15,677)	$(11,268)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, short positions, straddle loss deferrals, sale/buyback transactions, interest accrued on defaulted securities, and return of capital distributions from underlying funds.

For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2024			December 31, 2023

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Global Bond Opportunities Portfolio (Unhedged)	$3,259	$0	$1,209	$408	$1,299	$2,307

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

48	PIMCO VARIABLE INSURANCE TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Global Bond Opportunities Portfolio (Unhedged)

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Global Bond Opportunities Portfolio (Unhedged) (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2025

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

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Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BOA	Bank of America N.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

BSN	The Bank of Nova Scotia - Toronto	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

CBK	Citibank N.A.	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.	UBS	UBS Securities LLC

FAR	Wells Fargo Bank National Association

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol

BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty

CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu

CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona

CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira

COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar

CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand

EUR	Euro	NZD	New Zealand Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	CNREPOFIX	China Fixing Repo Rates 7-Day	SIBCSORA	Singapore Overnight Rate Average

CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate

BBSW	Bank Bill Swap Reference Rate	NIBOR	Norwegian Interbank Offered Rate	THOR	Thai Overnight Baht Repurchase Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate

CLO	Collateralized Loan Obligation

50	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0309	$0.0000	$0.0000	$0.0309

August 2024	$0.0316	$0.0000	$0.0000	$0.0316

September 2024	$0.0279	$0.0000	$0.0000	$0.0279

October 2024	$0.0307	$0.0000	$0.0000	$0.0307

November 2024	$0.0320	$0.0000	$0.0000	$0.0320

December 2024	$0.0325	$0.0000	$0.0000	$0.0325

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0297	$0.0000	$0.0000	$0.0297

August 2024	$0.0303	$0.0000	$0.0000	$0.0303

September 2024	$0.0268	$0.0000	$0.0000	$0.0268

October 2024	$0.0295	$0.0000	$0.0000	$0.0295

November 2024	$0.0309	$0.0000	$0.0000	$0.0309

December 2024	$0.0314	$0.0000	$0.0000	$0.0314

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0289	$0.0000	$0.0000	$0.0289

August 2024	$0.0294	$0.0000	$0.0000	$0.0294

September 2024	$0.0260	$0.0000	$0.0000	$0.0260

October 2024	$0.0287	$0.0000	$0.0000	$0.0287

November 2024	$0.0301	$0.0000	$0.0000	$0.0301

December 2024	$0.0306	$0.0000	$0.0000	$0.0306

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

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Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2024 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†	163(j) Interest Dividends (000s)†

PIMCO Global Bond Opportunities Portfolio (Unhedged)	0%	0%	$2,430	$0	$3,597

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO Global Bond Opportunities Portfolio (Unhedged)	0%

52	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

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Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal — Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	949,229,696.72	37,613,000.38

Kimberley G. Stafford†	952,414,717.16	34,427,979.95

Michael J. Berchtold	950,347,922.59	36,494,774.51

Jennifer Holden Dunbar	951,845,039.31	34,997,657.79

Kym M. Hubbard	950,843,616.44	35,999,080.66

Gary F. Kennedy	947,019,229.39	39,823,467.72

Anne K. Kratky	951,478,646.42	35,364,050.69

Steven Lipiner	949,338,055.21	37,504,641.90

Peter B. McCarthy	946,730,272.43	40,112,424.68

Ronald C. Parker	946,733,280.95	40,109,416.16

†	Interested Trustee

54	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2025.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 (the

56	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

“Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the five-year period ended March 31, 2024, and underperformed their respective performance indexes over the three- and ten-year periods ended March 31, 2024, and that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their performance index since inception for the period ended March 31, 2024. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the number or extent of the services provided by PIMCO to the Portfolios, the

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

58	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	59

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

60	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITGLBLUNHFSTMAR_123124

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2024

PIMCO Global Core Bond (Hedged) Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Global Core Bond (Hedged) Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Core Bond (Hedged) Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023,

which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Core Bond (Hedged) Portfolio	05/02/11	—	05/02/11	—	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights	PIMCO Global Core Bond (Hedged) Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Administrative Class

12/31/2024	$8.79	$0.29	$0.02	$0.31	$(0.33)	$0.00	$0.00	$(0.33)

12/31/2023	8.33	0.19	0.46	0.65	(0.11)	0.00	(0.08)	(0.19)

12/31/2022	9.65	0.15	(1.27)	(1.12)	(0.14)	(0.06)	0.00	(0.20)

12/31/2021	10.08	0.16	(0.30)	(0.14)	(0.22)	(0.07)	0.00	(0.29)

12/31/2020	9.93	0.20	0.57	0.77	(0.62)	0.00	0.00	(0.62)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.77	3.56%	$84,734	1.04%	1.04%	0.71%	0.71%	3.30%	584%

8.79	7.97	93,851	0.87	0.87	0.71	0.71	2.29	791

8.33	(11.63)	98,735	0.77	0.77	0.71	0.71	1.66	449

9.65	(1.41)	129,638	0.73	0.73	0.71	0.71	1.65	364

10.08	8.10	92,145	0.78	0.78	0.71	0.71	1.98	665

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Statement of Assets and Liabilities	PIMCO Global Core Bond (Hedged) Portfolio	December 31, 2024

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$107,162
Investments in Affiliates	741
Financial Derivative Instruments
Exchange-traded or centrally cleared	201
Over the counter	1,739
Cash	221
Deposits with counterparty	2,088
Foreign currency, at value	541
Receivable for investments sold	8,996
Receivable for TBA investments sold	63,423
Interest and/or dividends receivable	674
Dividends receivable from Affiliates	3
Total Assets	185,789

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$5,591
Payable for sale-buyback transactions	2,317
Payable for short sales	14,828
Financial Derivative Instruments
Exchange-traded or centrally cleared	115
Over the counter	405
Payable for investments purchased	9,105
Payable for investments in Affiliates purchased	3
Payable for TBA investments purchased	68,034
Deposits from counterparty	551
Payable for Portfolio shares redeemed	55
Accrued investment advisory fees	18
Accrued supervisory and administrative fees	22
Accrued servicing fees	11
Total Liabilities	101,055

Commitments and Contingent Liabilities^

Net Assets	$84,734

Net Assets Consist of:

Paid in capital	$96,412
Distributable earnings (accumulated loss)	(11,678)

Net Assets	$84,734

Net Assets:

Administrative Class	$84,734

Shares Issued and Outstanding:

Administrative Class	9,658

Net Asset Value Per Share Outstanding(a):

Administrative Class	$8.77

Cost of investments in securities	$115,808
Cost of investments in Affiliates	$741
Cost of foreign currency held	$545
Proceeds received on short sales	$14,951
Cost or premiums of financial derivative instruments, net	$1,162

* Includes repurchase agreements of:	$499

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Global Core Bond (Hedged) Portfolio

Year Ended December 31, 2024
(Amounts in thousands†)

Investment Income:
Interest, net of foreign taxes*	$3,751
Dividends	21
Dividends from Investments in Affiliates	66
Total Income	3,838

Expenses:

Investment advisory fees	221
Supervisory and administrative fees	274
Distribution and/or servicing fees - Administrative Class	132
Trustee fees	3
Interest expense	290
Miscellaneous expense	2
Total Expenses	922

Net Investment Income (Loss)	2,916

Net Realized Gain (Loss):

Investments in securities	(2,380)
Investments in Affiliates	4
Exchange-traded or centrally cleared financial derivative instruments	343
Over the counter financial derivative instruments	2,281
Short sales	1
Foreign currency	(55)

Net Realized Gain (Loss)	194

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(1,779)
Investments in Affiliates	(3)
Exchange-traded or centrally cleared financial derivative instruments	(404)
Over the counter financial derivative instruments	2,104
Foreign currency assets and liabilities	30

Net Change in Unrealized Appreciation (Depreciation)	(52)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,058

* Foreign tax withholdings	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Statements of Changes in Net Assets	PIMCO Global Core Bond (Hedged) Portfolio

(Amounts in thousands†)	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,916	$2,199
Net realized gain (loss)	194	(2,392)
Net change in unrealized appreciation (depreciation)	(52)	7,407

Net Increase (Decrease) in Net Assets Resulting from Operations	3,058	7,214

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Administrative Class	(3,277)	(1,341)

Tax basis return of capital
Administrative Class	0	(873)

Total Distributions(a)	(3,277)	(2,214)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(8,898)	(9,884)

Total Increase (Decrease) in Net Assets	(9,117)	(4,884)

Net Assets:

Beginning of year	93,851	98,735
End of year	$84,734	$93,851

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	December 31, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.4%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$34	$25
4.125% due 07/09/2035 þ		24	15

Total Argentina (Cost $31)			40

AUSTRALIA 1.0%

SOVEREIGN ISSUES 1.0%

Australia Government International Bond
1.750% due 06/21/2051	AUD	50	17
2.500% due 05/21/2030		100	57

New South Wales Treasury Corp.
1.750% due 03/20/2034		500	236

Queensland Treasury Corp.
1.750% due 07/20/2034		100	46

Treasury Corp. of Victoria
2.250% due 09/15/2033		1,000	500

Total Australia (Cost $925)			856

BRAZIL 1.9%

SOVEREIGN ISSUES 1.9%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (c)	BRL	4,900	770
0.000% due 10/01/2025 (c)		5,900	861

Total Brazil (Cost $1,814)			1,631

CANADA 4.9%

CORPORATE BONDS & NOTES 0.6%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$69	64

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	100	103

Royal Bank of Canada
4.851% due 12/14/2026		$200	201
4.969% due 08/02/2030 •		100	99

			467

SOVEREIGN ISSUES 4.3%

Canada Government Bond
1.500% due 12/01/2044 (e)	CAD	140	96
2.750% due 12/01/2033		800	559
4.000% due 03/01/2029		1,100	797

Export Development Canada
7.130% due 03/11/2029	INR	13,500	157

Province of British Columbia
4.150% due 06/18/2034	CAD	400	285

Province of Ontario
3.650% due 06/02/2033		1,400	972

Province of Quebec
3.600% due 09/01/2033		1,100	759

			3,625

Total Canada (Cost $4,238)			4,092

CAYMAN ISLANDS 4.7%

ASSET-BACKED SECURITIES 4.3%

37 Capital CLO Ltd.
5.936% due 10/15/2034 •		$450	451

522 Funding CLO Ltd.
5.919% due 10/20/2031 •		213	213

Arbor Realty Commercial Real Estate Notes Ltd.
6.048% due 01/15/2037 •		217	217

Bain Capital Credit CLO Ltd.
5.857% due 07/19/2034 •		300	301

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brightspire Capital Ltd.
5.631% due 08/19/2038 •		$251	$250

Carlyle Global Market Strategies CLO Ltd.
5.728% due 08/14/2030 •		37	37

Catamaran CLO Ltd.
5.993% due 04/22/2030 •		77	77

Crestline Denali CLO Ltd.
5.909% due 04/20/2030 •		61	61

LoanCore Issuer Ltd.
6.148% due 01/17/2037 •		262	264

M360 Ltd.
5.971% due 11/22/2038 •		126	123

MF1 Multifamily Housing Mortgage Loan Trust
5.346% due 07/15/2036 •		11	11

Rad CLO Ltd.
5.856% due 04/25/2032 •		351	352

Sound Point CLO Ltd.
5.859% due 10/20/2030 •		101	101
5.867% due 07/25/2030 •		36	36

Starwood Commercial Mortgage Trust
5.690% due 04/18/2038 •		130	130

TCW CLO Ltd.
5.784% due 08/16/2034 •		500	501

Voya CLO Ltd.
5.817% due 07/20/2032 •		500	501

			3,626

CORPORATE BONDS & NOTES 0.2%

Sands China Ltd.
5.400% due 08/08/2028		200	198

SOVEREIGN ISSUES 0.2%

KSA Sukuk Ltd.
5.268% due 10/25/2028		200	202

Total Cayman Islands (Cost $4,023)			4,026

DENMARK 2.5%

CORPORATE BONDS & NOTES 2.5%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	20	2

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		827	96

Nykredit Realkredit AS
1.500% due 10/01/2052		1	0
1.000% due 04/01/2025		10,400	1,439

Realkredit Danmark AS
1.000% due 04/01/2025		3,200	443
1.000% due 01/01/2025		1,100	153

Total Denmark (Cost $2,236)			2,133

FRANCE 1.6%

SOVEREIGN ISSUES 1.6%

France Government International Bond
3.250% due 05/25/2045	EUR	200	198
0.500% due 05/25/2072		100	36
0.750% due 05/25/2052		1,100	578
3.000% due 06/25/2049		300	281
2.000% due 05/25/2048		300	233

Total France (Cost $2,370)			1,326

GERMANY 1.2%

CORPORATE BONDS & NOTES 0.7%

Deutsche Bank AG
1.375% due 02/17/2032 •	EUR	300	274
1.625% due 01/20/2027		100	101
1.750% due 11/19/2030 •		200	191

			566

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.5%

Bundesrepublik Deutschland Bonds
2.300% due 02/15/2033		$400	$415

Total Germany (Cost $1,129)			981

HUNGARY 0.2%

SOVEREIGN ISSUES 0.2%

Hungary Government International Bond
6.250% due 09/22/2032		$200	204

Total Hungary (Cost $199)			204

IRELAND 2.9%

ASSET-BACKED SECURITIES 2.9%

Arbour CLO DAC
4.320% due 11/15/2037 •	EUR	300	311
4.353% due 05/15/2038 •		450	467

BlueMountain Fuji EUR CLO DAC
3.904% due 01/15/2031 •		190	197

Cairn CLO DAC
3.964% due 10/15/2031 •		237	246

CVC Cordatus Loan Fund DAC
3.834% due 10/15/2031 •		207	214

Harvest CLO DAC
3.944% due 07/15/2031 •		229	236

Segovia European CLO DAC
4.099% due 07/20/2032 •		273	282

St Pauls CLO
4.065% due 01/17/2032 •		493	510

Total Ireland (Cost $2,702)			2,463

ISRAEL 0.7%

SOVEREIGN ISSUES 0.7%

Israel Government International Bond
2.000% due 03/31/2027	ILS	400	105
3.800% due 05/13/2060		$200	130
5.375% due 03/12/2029		200	200
5.500% due 03/12/2034		200	196

Total Israel (Cost $724)			631

ITALY 1.2%

CORPORATE BONDS & NOTES 0.5%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	100	100
2.625% due 04/28/2025		100	103

Intesa Sanpaolo SpA
7.200% due 11/28/2033		$200	217

			420

SOVEREIGN ISSUES 0.7%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		200	202

Italy Government International Bond
6.000% due 08/04/2028	GBP	300	383

			585

Total Italy (Cost $1,146)			1,005

JAPAN 4.4%

CORPORATE BONDS & NOTES 0.4%

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		$300	305

SOVEREIGN ISSUES 4.0%

Japan Government International Bond
0.100% due 01/01/2026	JPY	50,000	317

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.100% due 03/10/2028 (e)	JPY	131,205	$867
0.400% due 06/20/2029		10,000	63
0.500% due 03/20/2049		175,000	785
0.700% due 06/20/2051		11,000	49
0.700% due 12/20/2048		104,000	493
1.500% due 09/20/2043		80,000	483
2.200% due 03/20/2064		40,000	234
2.200% due 06/20/2054		16,000	101

			3,392

Total Japan (Cost $5,371)			3,697

JERSEY, CHANNEL ISLANDS 0.6%

ASSET-BACKED SECURITIES 0.6%

Trysail CLO Ltd.
7.267% due 10/20/2033 •		$500	501

Total Jersey, Channel Islands (Cost $500)			501

		SHARES
LUXEMBOURG 0.8%

COMMON STOCKS 0.3%

Drillco Holding Lux SA «(f)		6,410	161

Forsea Holding SA «		2,675	67

			228

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.5%

FORESEA Holding SA
7.500% due 06/15/2030		$113	109

Greensaif Pipelines Bidco SARL
6.510% due 02/23/2042		300	305

			414

Total Luxembourg (Cost $504)			642

MALAYSIA 1.6%

CORPORATE BONDS & NOTES 0.5%

Petronas Capital Ltd.
2.480% due 01/28/2032		$500	418

SOVEREIGN ISSUES 1.1%

Malaysia Government International Bond
2.632% due 04/15/2031	MYR	400	84
3.519% due 04/20/2028		2,831	632
4.054% due 04/18/2039		900	204
4.762% due 04/07/2037		200	48

			968

Total Malaysia (Cost $1,447)			1,386

MEXICO 0.1%

SOVEREIGN ISSUES 0.1%

Mexico Government International Bond
4.490% due 05/25/2032	EUR	100	105

Total Mexico (Cost $109)			105

NETHERLANDS 1.2%

CORPORATE BONDS & NOTES 0.2%

ABN AMRO Bank NV
6.575% due 10/13/2026 •		$200	202

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%

Domi BV
3.903% due 11/15/2052 •	EUR	243	252

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dutch Property Finance BV
3.722% due 07/28/2058 •	EUR	334	$347

Jubilee Place BV
4.215% (EUR003M + 1.000%) due 10/17/2057 ~		212	220

			819

Total Netherlands (Cost $1,144)			1,021

NEW ZEALAND 0.1%

SOVEREIGN ISSUES 0.1%

New Zealand Government International Bond
1.500% due 05/15/2031	NZD	100	48

Total New Zealand (Cost $69)			48

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	100	59

Total Norway (Cost $73)			59

PERU 1.0%

SOVEREIGN ISSUES 1.0%

Peru Government International Bond
5.375% due 02/08/2035		$100	96
7.300% due 08/12/2033	PEN	2,700	759

Total Peru (Cost $872)			855

POLAND 0.8%

SOVEREIGN ISSUES 0.8%

Poland Government International Bond
3.875% due 02/14/2033	EUR	200	216
4.625% due 03/18/2029		$200	198
4.875% due 10/04/2033		100	96
5.125% due 09/18/2034		200	194

Total Poland (Cost $712)			704

REPUBLIC OF KOREA 0.2%

SOVEREIGN ISSUES 0.2%

Korea Government International Bond
4.000% due 12/10/2031	KRW	198,230	143

Total Republic of Korea (Cost $150)			143

ROMANIA 1.3%

SOVEREIGN ISSUES 1.3%

Romania Government International Bond
1.375% due 12/02/2029	EUR	90	80
1.750% due 07/13/2030		200	174
2.000% due 04/14/2033		50	39
2.125% due 03/07/2028		100	97
2.750% due 04/14/2041		150	101
2.875% due 04/13/2042		100	67
5.000% due 09/27/2026		300	318
5.250% due 05/30/2032		100	101
5.625% due 05/30/2037		100	100

Total Romania (Cost $1,350)			1,077

SAUDI ARABIA 1.0%

SOVEREIGN ISSUES 1.0%

Saudi Government International Bond
3.250% due 10/22/2030		$200	180
4.750% due 01/16/2030		200	197
4.750% due 01/18/2028		200	199
4.875% due 07/18/2033		300	291

Total Saudi Arabia (Cost $884)			867

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SERBIA 0.1%

SOVEREIGN ISSUES 0.1%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	$93

Total Serbia (Cost $116)			93

SINGAPORE 0.6%

SOVEREIGN ISSUES 0.6%

Singapore Government International Bond
2.375% due 07/01/2039	SGD	123	84
3.250% due 06/01/2054		556	444

Total Singapore (Cost $495)			528

SOUTH AFRICA 0.8%

SOVEREIGN ISSUES 0.8%

South Africa Government International Bond
8.000% due 01/31/2030	ZAR	4,300	219
8.875% due 02/28/2035		9,100	439

Total South Africa (Cost $717)			658

SOUTH KOREA 1.9%

SOVEREIGN ISSUES 1.9%

Korea Government International Bond
2.375% due 12/10/2028	KRW	476,140	318
2.625% due 06/10/2028		1,130,790	764
3.250% due 03/10/2053		60,880	45
4.250% due 12/10/2032		625,400	461

Total South Korea (Cost $1,792)			1,588

SPAIN 0.6%

SOVEREIGN ISSUES 0.6%

Spain Government International Bond
3.450% due 07/30/2066	EUR	500	486

Total Spain (Cost $863)			486

SUPRANATIONAL 0.5%

CORPORATE BONDS & NOTES 0.5%

European Union
2.875% due 10/05/2029	EUR	400	421

Total Supranational (Cost $428)			421

SWITZERLAND 1.3%

CORPORATE BONDS & NOTES 1.3%

UBS Group AG
4.194% due 04/01/2031 •		$250	236
4.205% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	120	124
4.282% due 01/09/2028		$250	245
5.699% due 02/08/2035 •		200	202
9.016% due 11/15/2033 •		250	302

Total Switzerland (Cost $1,142)			1,109

THAILAND 0.7%

SOVEREIGN ISSUES 0.7%

Thailand Government International Bond
2.500% due 11/17/2029	THB	19,680	589

Total Thailand (Cost $581)			589

UNITED ARAB EMIRATES 0.6%

CORPORATE BONDS & NOTES 0.6%

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$300	287

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 05/08/2029		$200	$203

Total United Arab Emirates (Cost $497)			490

UNITED KINGDOM 5.3%

CORPORATE BONDS & NOTES 3.0%

Barclays PLC
4.972% due 05/16/2029 •		$400	396

HSBC Holdings PLC
4.856% due 05/23/2033 •	EUR	400	453

Nationwide Building Society
2.972% due 02/16/2028 •		$300	287

NatWest Group PLC
5.516% due 09/30/2028 •		300	304
5.778% due 03/01/2035 •		300	303

NatWest Markets PLC
0.125% due 11/12/2025	EUR	100	101

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		$200	206

Standard Chartered PLC
2.608% due 01/12/2028 •		200	191
2.678% due 06/29/2032 •		400	336

			2,577

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%

Alba PLC
5.037% due 11/25/2042 •	GBP	120	149

Eurosail PLC
5.796% (BP0003M + 0.950%) due 06/13/2045 ~		175	218

Ripon Mortgages PLC
5.427% due 08/28/2056 •		558	699

RMAC Securities PLC
5.016% due 06/12/2044 •		133	164

			1,230

SOVEREIGN ISSUES 0.8%

United Kingdom Gilt
0.625% due 10/22/2050		400	187
1.250% due 07/31/2051		500	280
1.500% due 07/31/2053		100	59
1.750% due 01/22/2049		100	68
4.375% due 07/31/2054		100	111

			705

Total United Kingdom (Cost $5,459)			4,512

UNITED STATES 76.0%

ASSET-BACKED SECURITIES 3.6%

Argent Securities Trust
4.753% due 07/25/2036 •		$313	83
4.773% due 05/25/2036 •		546	130

Avis Budget Rental Car Funding AESOP LLC
1.660% due 02/20/2028		300	283

Countrywide Asset-Backed Certificates Trust
4.478% due 07/25/2036 ~		2	2
4.593% due 07/25/2037 •		43	40
6.328% due 07/25/2035 •		700	685

Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.296% due 03/25/2037 þ		208	72

First Franklin Mortgage Loan Trust
5.728% due 07/25/2034 •		18	18

GSAA Home Equity Trust
5.353% due 08/25/2037 •		4	4

Home Equity Mortgage Loan Asset-Backed Trust
4.693% due 04/25/2037 •		193	130

LCCM Trust
5.712% due 12/13/2038 •		41	41

MASTR Asset-Backed Securities Trust
4.873% due 05/25/2037 •		93	90

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley ABS Capital, Inc. Trust
4.683% due 10/25/2036 •		$438	$223

Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ~		9	8

New Century Home Equity Loan Trust
3.550% due 06/20/2031 ~		228	210

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.083% due 02/25/2036 •		258	236

Option One Mortgage Loan Trust
4.593% due 03/25/2037 •		36	33

PRET LLC
4.843% due 09/25/2051 þ		181	181

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		363	110

SMB Private Education Loan Trust
1.290% due 07/15/2053		60	56
5.612% due 07/15/2053 •		30	30
6.048% due 02/16/2055 •		176	178

Structured Asset Investment Loan Trust
6.178% due 10/25/2034 •		232	245

Terwin Mortgage Trust
5.393% due 11/25/2033 •		3	3

			3,091

CORPORATE BONDS & NOTES 5.1%

Athene Global Funding
5.608% (SOFRINDX + 1.210%) due 03/25/2027 ~		200	201

Bank of America Corp.
5.288% due 04/25/2034 •		100	99

Bayer U.S. Finance LLC
4.250% due 12/15/2025		300	298

Boeing Co.
6.388% due 05/01/2031		100	105

Bristol-Myers Squibb Co.
5.100% due 02/22/2031		100	101

Charter Communications Operating LLC
3.500% due 03/01/2042		100	68
6.384% due 10/23/2035		100	100

Citigroup, Inc.
3.290% due 03/17/2026 •		300	299
5.449% due 06/11/2035 •		300	298

Credit Suisse AG AT1 Claim		300	37

GA Global Funding Trust
2.250% due 01/06/2027		150	142

Goldman Sachs Group, Inc.
4.692% due 10/23/2030 •		100	98
5.330% due 07/23/2035 •		200	196
5.851% due 04/25/2035 •		200	204

JPMorgan Chase & Co.
2.580% due 04/22/2032 •		100	86

Morgan Stanley
4.654% due 10/18/2030 •		300	294

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		300	282

Oracle Corp.
1.650% due 03/25/2026		100	96

Organon & Co.
2.875% due 04/30/2028	EUR	100	101

Pacific Gas & Electric Co.
4.200% due 03/01/2029		$100	97

PacifiCorp
5.300% due 02/15/2031		100	101

Penske Truck Leasing Co. LP
3.950% due 03/10/2025		300	299

Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	100	106
5.125% due 02/13/2031		$100	100

Principal Life Global Funding
1.375% due 01/10/2025		100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo & Co.
4.808% due 07/25/2028 •	$200	$199
5.211% due 12/03/2035 •	200	195

		4,302

MUNICIPAL BONDS & NOTES 0.3%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	200	168

Texas Natural Gas Securitization Finance Corp. Series 2023
5.169% due 04/01/2041	100	99

		267

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.3%

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ	432	433

Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/2053	200	179

Banc of America Funding Trust
4.905% due 04/20/2047 •	49	38
6.000% due 07/25/2037	51	41

BCAP LLC Trust
4.873% due 05/25/2047 •	69	65

BWAY Mortgage Trust
5.762% due 09/15/2036 •	400	379

Chase Mortgage Finance Trust
5.095% due 03/25/2037 ~	25	24
5.300% due 07/25/2037 ~	4	4

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	470	376
4.849% due 04/25/2037 ~	26	22
5.309% due 08/25/2035 ~	286	261

Countrywide Home Loan Mortgage Pass-Through Trust
6.250% due 09/25/2036	34	13

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	73	59
6.362% due 10/15/2037 •	200	196

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.603% due 02/25/2047 •	143	81

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.445% due 02/25/2036 þ	40	35

Extended Stay America Trust
5.591% due 07/15/2038 •	352	353

GCAT Trust
3.000% due 04/25/2052 ~	341	286
4.250% due 05/25/2067 ~	456	423

GreenPoint Mortgage Funding Trust
4.913% due 06/25/2045 •	33	26

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	78	63
3.000% due 09/25/2052 ~	518	433

JP Morgan Alternative Loan Trust
4.844% due 12/25/2036 ~	5	5

JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	237	190
3.000% due 01/25/2052 ~	538	449
3.000% due 03/25/2052 ~	494	412
3.000% due 04/25/2052 ~	519	435
3.000% due 05/25/2052 ~	779	650

Merrill Lynch Mortgage Investors Trust
4.273% due 03/25/2036 ~	90	44

Morgan Stanley Mortgage Loan Trust
4.189% due 05/25/2036 ~	61	33
4.963% due 09/25/2035 ~	44	14

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	103	99
2.750% due 11/25/2059 ~	74	70

NYO Commercial Mortgage Trust
5.607% due 11/15/2038 •	300	294

OBX Trust
3.000% due 01/25/2052 ~	245	205

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PHH Alternative Mortgage Trust
6.000% due 05/25/2037	$18	$16

PMT Loan Trust
2.500% due 07/25/2051 ~	237	190

Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	45	36

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037	18	14

Starwood Mortgage Trust
5.612% due 04/15/2034 •	71	70

Structured Asset Securities Corp.
4.733% due 01/25/2036 •	32	27

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	83	79
2.900% due 10/25/2059 ~	322	306
4.391% due 10/27/2064 ~	488	474

WaMu Mortgage Pass-Through Certificates Trust
4.398% due 09/25/2036 ~	15	13

		7,915

U.S. GOVERNMENT AGENCIES 46.1%

Fannie Mae
3.500% due 01/01/2059	79	69
5.083% due 06/25/2036 •	2	2

Freddie Mac
1.602% due 01/15/2038 ~(a)	45	2
3.000% due 02/01/2046	169	147
3.500% due 11/01/2047 - 04/01/2048	147	133
5.319% due 01/15/2038 •	45	45
7.040% due 09/01/2037 •	89	92

Ginnie Mae
3.000% due 04/20/2052 - 12/20/2052	1,782	1,548
5.546% due 09/20/2066 •	201	201
7.755% due 09/20/2066 ~	161	165

Ginnie Mae, TBA
2.500% due 01/01/2055	900	752
3.000% due 02/01/2055	1,200	1,041

Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052	414	340
3.000% due 10/01/2049	129	110

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 10/01/2034 - 07/01/2050	$179	$162
4.000% due 06/01/2050	51	48
4.500% due 12/01/2033	32	31
6.000% due 12/01/2053 - 08/01/2054	11,944	12,007
6.500% due 10/01/2053 - 01/01/2054	4,350	4,445

Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2055	600	489
3.000% due 02/01/2055	2,100	1,784
4.000% due 03/01/2055	500	457
4.500% due 03/01/2055	5,900	5,546
5.000% due 01/01/2055	300	290
6.500% due 02/01/2055	9,000	9,179

		39,085

U.S. TREASURY OBLIGATIONS 11.6%

U.S. Treasury Bonds
1.625% due 11/15/2050 (h)	50	26
1.875% due 02/15/2041 (h)	1,700	1,140
2.250% due 08/15/2049	250	155
2.375% due 11/15/2049 (h)	525	334
3.000% due 02/15/2048	300	220
3.000% due 08/15/2048	325	237
3.000% due 02/15/2049	250	182
3.375% due 11/15/2048 (h)	430	336
4.125% due 08/15/2044 (h)	750	679

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025 (h)	794	790
0.125% due 07/15/2031	471	415
0.125% due 01/15/2032	456	$395
0.375% due 07/15/2025	133	132
0.500% due 01/15/2028 (h)	1,920	1,836
1.125% due 01/15/2033	583	536

U.S. Treasury Notes
0.375% due 09/30/2027	200	180
2.875% due 04/30/2025 (h)	1,600	1,593
3.500% due 02/15/2033	100	93
4.000% due 02/15/2034 (h)	600	574

		9,853

Total United States (Cost $67,305)		64,513

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS (g) 0.6%
			$499

HUNGARY TREASURY BILLS 0.3%
6.589% due 01/09/2025 (c)(d)	HUF	117,000	294

JAPAN TREASURY BILLS 1.1%
0.150% due 04/21/2025 - 06/20/2025 (b)(c)	JPY	140,000	889

Total Short-Term Instruments (Cost $1,691)			1,682

Total Investments in Securities (Cost $115,808)			107,162

		SHARES
INVESTMENTS IN AFFILIATES 0.9%

SHORT-TERM INSTRUMENTS 0.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%

PIMCO Short-Term Floating NAV Portfolio III		76,121	741

Total Short-Term Instruments (Cost $741)			741

Total Investments in Affiliates (Cost $741)			741

Total Investments 127.3% (Cost $116,549)			$107,903

Financial Derivative Instruments (i)(j) 1.7% (Cost or Premiums, net $1,162)			1,420

Other Assets and Liabilities, net (29.0)%			(24,589)

Net Assets 100.0%			$84,734

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holding Lux SA	06/08/2023	$128	$161	0.19%

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	4.400%	12/27/2024	01/06/2025	$499	U.S. Treasury Notes 4.500% due 11/15/2033	$(501)	$499	$499

Total Repurchase Agreements						$(501)	$499	$499

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	4.580%	12/19/2024	01/06/2025	$(5,052)	$(5,062)
	4.580	12/23/2024	01/06/2025	(27)	(27)
	4.580	12/26/2024	01/06/2025	(502)	(502)

Total Reverse Repurchase Agreements					$(5,591)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	4.550%	12/16/2024	1/31/2025	$(714)	$(716)
	4.720	11/6/2024	1/8/2025	(1,589)	(1,601)

Total Sale-Buyback Transactions					$(2,317)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (17.5)%
U.S. Government Agencies (17.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2040	$1,900	$(1,697)	$(1,678)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2055	6,200	(4,892)	(4,827)
Uniform Mortgage-Backed Security, TBA	5.500	02/01/2055	500	(499)	(493)
Uniform Mortgage-Backed Security, TBA	6.000	02/01/2055	7,800	(7,863)	(7,830)

Total Short Sales (17.5)%				$(14,951)	$(14,828)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BRC	$499	$0	$0	$499	$(501)	$(2)
BSN	0	(5,591)	0	(5,591)	5,533	(58)

Master Securities Forward Transaction Agreement
UBS	0	0	(2,317)	(2,317)	2,272	(45)

Total Borrowings and Other Financing Transactions	$499	$(5,591)	$(2,317)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(5,591)	$0	$0	$(5,591)

Total	$0	$(5,591)	$0	$0	$(5,591)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(1,601)	(716)	0	(2,317)

Total	$0	$(1,601)	$(716)	$0	$(2,317)

Total Borrowings	$0	$(7,192)	$(716)	$0	$(7,908)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(7,908)

(h)	Securities with an aggregate market value of $7,805 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(4,799) at a weighted average interest rate of 5.090%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(4) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond March Futures	03/2025	4	$263	$(1)	$1	$0
Euro-BTP March Futures	03/2025	40	4,971	(81)	5	0
U.S. Treasury 2-Year Note March Futures	03/2025	12	2,467	(2)	0	0
U.S. Treasury 10-Year Note March Futures	03/2025	2	218	(2)	0	(1)

				$(86)	$6	$(1)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond March Futures	03/2025	46	$(3,214)	$40	$20	$(23)
Canada Government 10-Year March Futures	03/2025	13	(1,109)	12	0	(1)
Euro-Bobl March Futures	03/2025	25	(3,052)	19	0	(6)
Euro-Bund March Futures	03/2025	20	(2,764)	66	0	(9)
Euro-Oat March Futures	03/2025	12	(1,534)	29	0	(2)
Euro-Schatz March Futures	03/2025	3	(332)	1	0	0
Japan Government 10-Year Bond March Futures	03/2025	6	(5,411)	19	3	(3)
Short Euro-BTP Italy Government Bond March Futures	03/2025	2	(223)	1	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	5	(595)	19	2	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	6	(668)	10	1	0

				$216	$26	$(44)

Total Futures Contracts				$130	$32	$(45)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$	5,500	$(31)	$(12)	$(43)	$0	$(2)
iTraxx Europe Main 42 10-Year Index	(1.000)	Quarterly	12/20/2034	EUR	1,300	(4)	1	(3)	1	0
iTraxx Europe Main 42 5-Year Index	(1.000)	Quarterly	12/20/2029		2,300	(50)	2	(48)	1	0

						$(85)	$(9)	$(94)	$2	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$21,100	$471	$7	$478	$5	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	5,300	$39	$(58)	$(19)	$4	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		2,600	(6)	(61)	(67)	3	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		6,691	93	(136)	(43)	18	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		1,700	(27)	(33)	(60)	7	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		600	10	53	63	0	(3)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		700	25	48	73	0	(4)
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/19/2030	INR	47,940	(1)	3	2	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031	JPY	180,000	(17)	(47)	(64)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		136,880	(33)	(17)	(50)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		450,000	(8)	2	(6)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		120,000	(41)	142	101	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		150,000	(72)	(22)	(94)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		40,000	3	18	21	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/18/2054		10,000	2	3	5	0	0
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	03/19/2027	SGD	400	1	(1)	0	0	(1)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029		5,340	1	(15)	(14)	0	(17)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.908	Quarterly	12/19/2029		11,120	0	(1)	(1)	0	0
Receive	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029	THB	27,820	(4)	(6)	(10)	0	0
Receive	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		61,220	0	(43)	(43)	0	0
Pay(5)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030		58,460	7	(6)	1	0	0
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		2,510	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025	$	7,800	20	115	135	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		1,500	7	8	15	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	06/24/2025		7,500	18	(20)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		4,472	31	(33)	(2)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		700	0	0	0	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		900	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		5,300	2	116	118	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		1,100	4	61	65	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		7,700	50	(102)	(52)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		1,910	73	106	179	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		800	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		900	0	7	7	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.838	Annual	05/31/2029		500	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		3,000	(34)	(24)	(58)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		200	1	(4)	(3)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		3,400	136	19	155	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030		1,400	0	(19)	(19)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		400	0	7	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		200	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		300	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		400	(2)	4	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,400	78	(1)	77	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.825	Annual	08/15/2034		300	0	5	5	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.532%	Annual	08/20/2034	$	300	$(1)	$15	$14	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		300	(1)	15	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		300	(1)	14	13	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		300	(1)	13	12	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		200	2	3	5	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		100	(7)	0	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		100	1	6	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		450	58	(4)	54	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		300	(35)	35	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		100	8	0	8	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		900	(79)	(25)	(104)	0	(1)
Pay(5)	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	7,700	3	(62)	(59)	12	0
Pay(5)	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		600	0	(3)	(3)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	300	(1)	0	(1)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		300	0	(1)	(1)	0	0
Pay	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	50,490	61	205	266	5	0
Pay(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	03/19/2030		33,400	20	4	24	4	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	300	0	11	11	1	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		400	(1)	17	16	1	0
Receive(5)	3-Month EUR-EURIBOR	2.259	Annual	01/31/2030		200	0	0	0	0	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		8,700	108	13	121	23	0
Receive	3-Month EUR-EURIBOR	2.801	Annual	05/25/2033		300	0	(13)	(13)	0	(1)
Receive	3-Month EUR-EURIBOR	2.841	Annual	05/25/2033		1,500	0	(70)	(70)	0	(4)
Receive	3-Month EUR-EURIBOR	2.833	Annual	08/15/2033		400	0	(15)	(15)	0	(1)
Receive	3-Month EUR-EURIBOR	2.849	Annual	08/15/2033		700	0	(28)	(28)	0	(2)
Receive	3-Month EUR-EURIBOR	2.857	Annual	08/15/2033		1,700	0	(68)	(68)	0	(4)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		13,079	160	22	182	38	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		3,150	(32)	(43)	(75)	0	(15)
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029	ILS	600	0	2	2	0	0
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		300	0	1	1	0	0
Pay	3-Month ILS-TELBOR	4.390	Annual	09/26/2029		1,300	0	8	8	1	0
Pay	3-Month ILS-TELBOR	4.180	Annual	10/01/2029		1,000	(4)	4	0	0	0
Pay	3-Month ILS-TELBOR	4.175	Annual	10/02/2029		1,100	0	0	0	1	0
Receive	3-Month ILS-TELBOR	3.980	Annual	12/13/2029		700	0	1	1	0	0
Receive(5)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030	KRW	30,220	0	0	0	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	400	3	9	12	0	0
Pay(5)	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	2,100	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	500	(1)	(16)	(17)	0	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		1,800	21	(21)	0	5	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		700	6	0	6	2	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	6	(10)	(4)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	4,280	28	48	76	6	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		200	(1)	(6)	(7)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		300	(2)	(9)	(11)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		200	(2)	(5)	(7)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		400	(1)	(10)	(11)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		200	(1)	(4)	(5)	0	0
Pay(5)	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		200	0	(2)	(2)	0	0
Pay(5)	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		900	0	(4)	(4)	1	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		1,500	0	(3)	(3)	2	0
Pay(5)	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		1,800	2	7	9	3	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		1,910	(20)	(32)	(52)	0	(2)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		90	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2036		100	5	20	25	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		650	(12)	(2)	(14)	2	0
Receive(5)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		50	0	21	21	0	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	45	45	0	0
Receive	CAONREPO	3.500	Annual	12/18/2025	CAD	5,900	(8)	(16)	(24)	0	(1)
Pay(5)	CAONREPO	3.500	Annual	03/19/2026		2,700	0	14	14	0	0
Pay(5)	CAONREPO	3.898	Annual	06/19/2026		2,500	0	20	20	1	0
Pay(5)	CAONREPO	3.925	Annual	06/19/2026		2,000	0	17	17	1	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2028		700	8	(15)	(7)	0	(1)
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029		700	(1)	4	3	1	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		1,000	(86)	42	(44)	1	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		400	6	(13)	(7)	0	(1)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		100	1	(1)	0	0	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		800	(1)	(11)	(12)	0	(1)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		100	1	(3)	(2)	0	0
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		400	0	(11)	(11)	0	0
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		100	0	0	0	0	0
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		200	2	(8)	(6)	0	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	CAONREPO	3.250%	Semi-Annual	12/18/2034	CAD	200	$(5)	$1	$(4)	$0	$0

							$562	$181	$743	$162	$(68)

Total Swap Agreements							$948	$179	$1,127	$169	$(70)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$32	$169	$201	$0	$(45)	$(70)	$(115)

Cash of $2,088 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2025	NZD	154		$90	$5	$0
	01/2025	SGD	206		153	2	0

BOA	01/2025	CAD	73		52	1	0
	01/2025	CNH	439		60	0	0
	01/2025	JPY	113,636		745	22	0
	01/2025	MYR	4,226		952	9	0
	01/2025	SEK	345		32	0	0
	01/2025	SGD	281		209	3	0
	01/2025		$29	CNY	211	0	0
	01/2025		8	IDR	134,819	0	0
	01/2025		766	TWD	25,036	0	(4)
	02/2025	HKD	190		$25	0	0
	02/2025		$38	CNY	275	0	0
	04/2025	DKK	3,800		$560	30	0
	04/2025	TWD	24,907		766	5	0

BPS	01/2025	AUD	383		248	11	0
	01/2025	CAD	68		47	0	0
	01/2025	CNH	6,723		929	13	0
	01/2025	HUF	118,249		297	0	(1)
	01/2025	IDR	9,118,484		570	5	(1)
	01/2025	INR	72,080		849	8	0
	01/2025	KRW	1,269,562		900	40	0
	01/2025	SGD	237		177	3	0
	01/2025	TWD	23,975		737	7	0
	01/2025		$307	CNH	2,240	0	(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2025		$4	CNY	27	$0	$0
	01/2025		47	EUR	44	0	(1)
	01/2025		607	IDR	9,682,473	0	(7)
	01/2025		839	INR	71,132	0	(8)
	01/2025		1,039	KRW	1,509,035	3	(20)
	01/2025		128	PLN	522	0	(2)
	01/2025	ZAR	3,533		$200	13	0
	02/2025	CNH	2,849		393	5	0
	02/2025		$86	CNH	627	0	(1)
	02/2025		3	CNY	22	0	0
	03/2025	ILS	101		$28	0	0
	03/2025	KRW	966,132		653	0	(3)
	03/2025		$55	IDR	893,049	0	0
	03/2025		34	INR	2,937	0	0
	03/2025		94	MXN	1,930	0	(3)
	04/2025	BRL	1,300		$233	26	0
	05/2025	CNH	3,145		433	3	0
	10/2025	BRL	1,900		311	23	0

BRC	01/2025	CAD	6,380		4,532	91	0
	01/2025	EUR	467		492	8	0
	01/2025	GBP	1,999		2,517	14	0
	01/2025	KRW	69,827		50	3	0
	01/2025	MYR	273		62	1	0
	01/2025	TRY	2,988		79	0	(4)
	01/2025		$1,194	EUR	1,127	0	(26)
	01/2025		266	GBP	210	0	(3)
	01/2025		23	IDR	353,950	0	(1)
	01/2025		91	JPY	13,600	0	(4)
	01/2025		98	NZD	167	0	(5)
	01/2025		45	SEK	500	0	0
	02/2025		546	TRY	20,626	11	0
	03/2025	ILS	409		$115	2	0
	03/2025	MXN	3,210		157	5	0
	03/2025		$51	TRY	1,940	1	0
	04/2025	JPY	33,000		$225	13	0

BSH	04/2025	PEN	367		97	0	0

CBK	01/2025	AUD	535		343	12	0
	01/2025	CNH	92		13	0	0
	01/2025	EUR	130		137	2	0
	01/2025	IDR	1,084,376		67	0	0
	01/2025	INR	28,499		334	2	0
	01/2025	KRW	1,116,690		807	51	0
	01/2025	MXN	5,823		289	11	0
	01/2025		$362	CNH	2,616	0	(6)
	01/2025		161	CNY	1,151	0	(2)
	01/2025		66	IDR	1,035,105	0	(1)
	01/2025		368	INR	31,097	0	(5)
	01/2025		210	KRW	304,635	0	(4)
	02/2025		580	CNY	4,162	0	(4)
	03/2025	KRW	216,555		$148	1	0
	03/2025		$112	CNY	806	0	(1)
	03/2025		67	IDR	1,087,565	0	0
	03/2025		334	INR	28,627	0	(2)
	01/2026	JPY	10,000		$74	8	0

DUB	01/2025	KRW	1,053,640		756	42	0
	01/2025		$44	IDR	698,984	0	(1)
	01/2025		48	PLN	198	0	0
	02/2025		242	MXN	4,903	0	(9)
	04/2025	JPY	47,000		$321	19	0

FAR	01/2025	AUD	974		632	29	0

GLM	01/2025	KRW	426,195		310	21	0
	01/2025		$86	IDR	1,359,272	0	(2)
	01/2025		57	PLN	234	0	(1)
	02/2025	BRL	1,382		$240	17	0
	02/2025		$109	MXN	2,223	0	(3)
	03/2025		192	BRL	1,129	0	(11)
	04/2025	BRL	3,400		$611	69	0
	04/2025	PEN	1,457		387	0	0
	06/2025	JPY	60,000		400	12	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	BRL	4,000		$653	$46	$0
	01/2026	JPY	40,000		297	33	0

IND	01/2025	DKK	620		88	1	0

JPM	01/2025	CNH	24,474		3,378	42	0
	01/2025	JPY	93,613		625	30	0
	01/2025	TRY	580		16	0	0
	01/2025		$3	CNY	24	0	0
	01/2025		4	HUF	1,542	0	0
	01/2025		10	IDR	153,817	0	0
	01/2025		106	INR	8,965	0	(1)
	01/2025		757	KRW	1,069,741	0	(32)
	01/2025		53	PLN	216	0	(1)
	01/2025		16	TRY	575	0	0
	02/2025	THB	276		$8	0	0
	02/2025		$64	TRY	2,584	7	0
	03/2025	INR	3,845		$45	0	0
	04/2025	BRL	200		36	4	0
	04/2025	DKK	1,600		236	12	0
	05/2025		$214	TRY	9,388	22	0
	06/2025	THB	19,846		$577	0	(11)

MBC	01/2025	CAD	202		144	3	0
	01/2025	CHF	839		956	31	0
	01/2025	CNH	967		133	1	0
	01/2025	DKK	1,100		161	9	0
	01/2025	EUR	10,476		11,036	179	0
	01/2025	INR	1,230		14	0	0
	01/2025	JPY	1,700		11	0	0
	01/2025	KRW	1,391,578		1,001	59	0
	01/2025	SEK	205		19	0	0
	01/2025	TWD	1,063		33	0	0
	01/2025		$279	CAD	391	0	(7)
	01/2025		2,813	CNH	20,360	0	(38)
	01/2025		99	EUR	94	0	(2)
	01/2025		37	INR	3,089	0	(1)
	01/2025		28	PLN	115	0	0
	02/2025	HKD	166		$21	0	0
	03/2025	ILS	131		37	1	0
	03/2025		$14	INR	1,236	0	0
	04/2025	DKK	8,200		$1,210	66	0
	05/2025	CNH	2,094		289	2	0
	05/2025		$485	CNH	3,481	0	(8)

MYI	01/2025	DKK	209		$30	1	0
	01/2025		$54	IDR	860,415	0	(1)
	01/2025		22	PLN	89	0	0

RBC	01/2025	CAD	48		$33	0	0
	01/2025	IDR	79,885		5	0	0
	01/2025		$5	IDR	79,885	0	0

RYL	01/2025	AUD	139		$89	3	0
	01/2025		$46	CHF	41	0	(1)

SCX	01/2025	CNH	2,641		$366	6	0
	01/2025	SGD	82		61	1	0
	01/2025		$94	CNY	674	0	0
	01/2025		126	IDR	1,986,019	0	(3)
	01/2025		112	INR	9,452	0	(2)
	01/2025		38	KRW	55,194	0	0
	02/2025		181	CNY	1,298	0	(2)
	03/2025	KRW	55,054		$38	0	0
	04/2025	PEN	243		65	0	0
	05/2025	CNH	5,401		751	11	0

SOG	01/2025		$113	PLN	459	0	(2)

SSB	01/2025		2	KRW	2,569	0	0
	05/2025	PEN	870		$229	0	(1)

TOR	01/2025	JPY	179,468		1,193	51	0

UAG	01/2025		105,951		710	36	0
	01/2025		$62	PLN	250	0	(1)

Total Forward Foreign Currency Contracts						$1,339	$(262)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY BARRIER OPTIONS

Counterparty	Description	Barrier Price		Expiration Date	Notional Amount(1)	Cost	Market Value
MBC	Call - OTC USD versus CNH VKO @ 7.375	CNH	7.375	02/14/2025	10,000	$1	$3

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC USD versus CNH	CNH	7.450	02/14/2025	30	$5	$7

MBC	Call - OTC USD versus CNH		7.300	05/13/2025	700	8	11

						$13	$18

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.930%	06/23/2025	300	$ 11	$13

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	5,200	7	6

BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	100	4	4

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.065	06/24/2025	400	12	13
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.960	06/25/2025	400	14	16
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	100	4	5

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.420	05/13/2025	700	4	3

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.480	05/13/2025	4,000	4	3
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	100	0	0

							$ 60	$63

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	200	$15	$94

Total Purchased Options						$89	$178

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MBC	Put - OTC USD versus CNH	CNH	7.078	05/13/2025	700	$(8)	$(4)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.250%	06/23/2025	1,200	$ (11)	$(10)

BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	200	(15)	(69)

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	400	(4)	(4)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/24/2025	1,500	(12)	(10)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.280	06/25/2025	400	(4)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	06/25/2025	1,200	(11)	(9)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	400	(4)	(4)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	300	(1)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	100	0	0

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	200	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	200	0	(3)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530%	01/09/2025	200	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	200	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	300	(1)	(3)

							$(67)	$(122)

Total Written Options							$(75)	$(126)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.380%	$160	$(6)	$2	$0	$(4)

MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.380	160	(5)	0	0	(5)

							$(11)	$2	$0	$(9)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.104%	$200	$(5)	$6	$1	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$654	JPY 96,700	$(3)	$1	$0	$(2)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	762	$ 111,700	(1)	1	0	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	3,022	442,600	28	5	33	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	761	111,800	(2)	1	0	(1)

BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.590% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	551	77,100	28	1	29	0

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	1,465	204,000	79	3	82	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	648	95,600	(1)	1	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	23

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	$1,237	$172,300	$74	$3	$77	$0

							$202	$16	$221	$(3)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month MYR-KLIBOR(8)	3.500%	Quarterly	03/19/2030	MYR	900	$(1)	$0	$0	$(1)
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		520	(1)	1	0	0

GST	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2029		1,660	2	(2)	0	0
	Pay	3-Month MYR-KLIBOR(8)	3.500	Quarterly	03/19/2030		900	(1)	1	0	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		2,460	16	(19)	0	(3)

JPM	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	09/18/2029		270	0	0	0	0

MYR	Pay	3-Month MYR-KLIBOR(8)	3.500	Quarterly	03/19/2030		1,820	(1)	0	0	(1)

								$14	$(19)	$0	$(5)

Total Swap Agreements								$200	$5	$222	$(17)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
AZD	$7	$0	$0	$7	$0	$0	$0	$0	$7	$0	$7
BOA	70	13	0	83	(4)	(10)	0	(14)	69	0	69
BPS	160	100	33	293	(49)	(69)	(4)	(122)	171	0	171
BRC	149	4	30	183	(43)	(4)	0	(47)	136	0	136
CBK	87	7	82	176	(25)	0	0	(25)	151	0	151
DUB	61	34	0	95	(10)	(26)	0	(36)	59	0	59
FAR	29	0	0	29	0	0	0	0	29	0	29
GLM	198	3	0	201	(17)	(4)	0	(21)	180	0	180
GST	0	0	77	77	0	0	(7)	(7)	70	0	70
IND	1	0	0	1	0	0	0	0	1	0	1
JPM	117	3	0	120	(45)	(3)	0	(48)	72	(270)	(198)
MBC	351	14	0	365	(56)	(4)	0	(60)	305	(280)	25
MYC	0	0	0	0	0	0	(5)	(5)	(5)	0	(5)
MYI	1	0	0	1	(1)	0	0	(1)	0	0	0
MYR	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)
NGF	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
RYL	3	0	0	3	(1)	0	0	(1)	2	0	2
SCX	18	0	0	18	(7)	0	0	(7)	11	0	11
SOG	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
SSB	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
TOR	51	0	0	51	0	0	0	0	51	0	51
UAG	36	0	0	36	(1)	0	0	(1)	35	0	35

Total Over the Counter	$1,339	$178	$222	$1,739	$(262)	$(126)	$(17)	$(405)

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$32	$32
Swap Agreements	0	7	0	0	162	169

	$0	$7	$0	$0	$194	$201

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,339	$0	$1,339
Purchased Options	0	0	0	21	157	178
Swap Agreements	0	1	0	221	0	222

	$0	$1	$0	$1,581	$157	$1,739

	$0	$8	$0	$1,581	$351	$1,940

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$45	$45
Swap Agreements	0	2	0	0	68	70

	$0	$2	$0	$0	$113	$115

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$262	$0	$262
Written Options	0	0	0	4	122	126
Swap Agreements	0	9	0	3	5	17

	$0	$9	$0	$269	$127	$405

	$0	$11	$0	$269	$240	$520

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	25

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7	$7
Futures	0	0	0	0	360	360
Swap Agreements	0	55	0	0	(79)	(24)

	$0	$55	$0	$0	$288	$343

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,281	$0	$2,281
Purchased Options	0	0	0	16	(13)	3
Written Options	0	0	0	5	112	117
Swap Agreements	0	(2)	0	(105)	(13)	(120)

	$0	$(2)	$0	$2,197	$86	$2,281

	$0	$53	$0	$2,197	$374	$2,624

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$650	$650
Swap Agreements	0	26	0	0	(1,080)	(1,054)

	$0	$26	$0	$0	$(430)	$(404)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,968	$0	$1,968
Purchased Options	0	0	0	7	13	20
Written Options	0	0	0	9	73	82
Swap Agreements	0	2	0	13	19	34

	$0	$2	$0	$1,997	$105	$2,104

	$0	$28	$0	$1,997	$(325)	$1,700

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$40	$0	$40
Australia
Sovereign Issues	0	856	0	856
Brazil
Sovereign Issues	0	1,631	0	1,631
Canada
Corporate Bonds & Notes	0	467	0	467
Sovereign Issues	0	3,625	0	3,625
Cayman Islands
Asset-Backed Securities	0	3,626	0	3,626
Corporate Bonds & Notes	0	198	0	198
Sovereign Issues	0	202	0	202
Denmark
Corporate Bonds & Notes	0	2,133	0	2,133
France
Sovereign Issues	0	1,326	0	1,326
Germany
Corporate Bonds & Notes	0	566	0	566
Sovereign Issues	0	415	0	415
Hungary
Sovereign Issues	0	204	0	204
Ireland
Asset-Backed Securities	0	2,463	0	2,463
Israel
Sovereign Issues	0	631	0	631
Italy
Corporate Bonds & Notes	0	420	0	420
Sovereign Issues	0	585	0	585

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Japan
Corporate Bonds & Notes	$0	$305	$0	$305
Sovereign Issues	0	3,392	0	3,392
Jersey, Channel Islands
Asset-Backed Securities	0	501	0	501
Luxembourg
Common Stocks	0	0	228	228
Corporate Bonds & Notes	0	414	0	414
Malaysia
Corporate Bonds & Notes	0	418	0	418
Sovereign Issues	0	968	0	968
Mexico
Sovereign Issues	0	105	0	105
Netherlands
Corporate Bonds & Notes	0	202	0	202
Non-Agency Mortgage-Backed Securities	0	819	0	819
New Zealand
Sovereign Issues	0	48	0	48
Norway
Sovereign Issues	0	59	0	59
Peru
Sovereign Issues	0	855	0	855
Poland
Sovereign Issues	0	704	0	704
Republic of Korea
Sovereign Issues	0	143	0	143
Romania
Sovereign Issues	0	1,077	0	1,077
Saudi Arabia
Sovereign Issues	0	867	0	867

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Serbia
Sovereign Issues	$0	$93	$0	$93
Singapore
Sovereign Issues	0	528	0	528
South Africa
Sovereign Issues	0	658	0	658
South Korea
Sovereign Issues	0	1,588	0	1,588
Spain
Sovereign Issues	0	486	0	486
Supranational
Corporate Bonds & Notes	0	421	0	421
Switzerland
Corporate Bonds & Notes	0	1,109	0	1,109
Thailand
Sovereign Issues	0	589	0	589
United Arab Emirates
Corporate Bonds & Notes	0	490	0	490
United Kingdom
Corporate Bonds & Notes	0	2,577	0	2,577
Non-Agency Mortgage-Backed Securities	0	1,230	0	1,230
Sovereign Issues	0	705	0	705
United States
Asset-Backed Securities	0	3,091	0	3,091
Corporate Bonds & Notes	0	4,302	0	4,302
Municipal Bonds & Notes	0	267	0	267
Non-Agency Mortgage-Backed Securities	0	7,915	0	7,915
U.S. Government Agencies	0	39,085	0	39,085
U.S. Treasury Obligations	0	9,853	0	9,853
Short-Term Instruments
Repurchase Agreements	0	499	0	499
Hungary Treasury Bills	0	294	0	294
Japan Treasury Bills	0	889	0	889

	$0	$106,934	$228	$107,162

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$741	$0	$0	$741

Total Investments	$741	$106,934	$228	$107,903

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(14,828)	$0	$(14,828)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	29	172	0	201
Over the counter	0	1,739	0	1,739

	$29	$1,911	$0	$1,940

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(44)	(71)	0	(115)
Over the counter	0	(405)	0	(405)

	$(44)	$(476)	$0	$(520)

Total Financial Derivative Instruments	$(15)	$1,435	$0	$1,420

Totals	$726	$93,541	$228	$94,495

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	27

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Administrative Class shares of the PIMCO Global Core Bond (Hedged) Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio managers as a team. The financial information in the form of the portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

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obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

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Notes to Financial Statements	(Cont.)

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates

In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of

May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

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3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation

Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	31

Notes to Financial Statements	(Cont.)

after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

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Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,447	$46,663	$(50,370)	$4	$(3)	$741	$66	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to

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make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of December 31, 2024, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional

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Notes to Financial Statements	(Cont.)

(i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation

(collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the

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transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are

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Notes to Financial Statements	(Cont.)

marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Barrier Options (“Barrier Options”) are options, which may be written or purchased, with non-standard payout structures or other features. Barrier Options are generally traded OTC. The Portfolio may invest in various types of Barrier Options including down-and-in, down-and-out and up-and-in options. Down-and-in and up-and-in options are similar to standard options, except that the option expires worthless to the purchaser of the option if the price of the underlying instrument does, or does not, reach a specific barrier price level prior to the option’s expiration date. Down-and-out options expire worthless to the purchaser of the option if the price of the underlying instrument reaches a specific barrier price level prior to the option’s expiration date.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

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Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure

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Notes to Financial Statements	(Cont.)

of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments.

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These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ”cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ”floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions of portfolio shares.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	41

Notes to Financial Statements	(Cont.)

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to

42	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved. Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	43

Notes to Financial Statements	(Cont.)

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a

44	PIMCO VARIABLE INSURANCE TRUST

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claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class		Administrative Class	Advisor Class
0.25%	0.31%	*	0.31%	0.31%	*

*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended December 31, 2024.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee		Servicing Fee

Administrative Class	—		0.15%

Advisor Class	0.25%	*	—

*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended December 31, 2024.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	45

Notes to Financial Statements	(Cont.)

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

46	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$619,227	$632,159	$29,509	$21,908

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2024		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Administrative Class	674	$5,919	754	$6,355
Issued as reinvestment of distributions

Administrative Class	374	3,277	261	2,214
Cost of shares redeemed

Administrative Class	(2,064)	(18,094)	(2,188)	(18,453)

Net increase (decrease) resulting from Portfolio share transactions	(1,016)	$(8,898)	(1,173)	$(9,884)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 85% of the Portfolio. The shareholder is a related party of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	47

Notes to Financial Statements	(Cont.)	December 31, 2024

As of December 31, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Global Core Bond (Hedged) Portfolio	$916	$0	$(8,651)	$(1)	$(3,942)	$0	$0	$(11,678)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, short positions, straddle loss deferrals, and interest accrued on defaulted securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly due to organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Global Core Bond (Hedged) Portfolio	$1,231	$2,711

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Global Core Bond (Hedged) Portfolio	$104,359	$3,761	$(12,453)	$(8,692)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, short positions, straddle loss deferrals, and interest accrued on defaulted securities.

For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2024			December 31, 2023
	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Global Core Bond (Hedged) Portfolio	$3,277	$0	$0	$1,341	$0	$873

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

48	PIMCO VARIABLE INSURANCE TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Global Core Bond (Hedged) Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Global Core Bond (Hedged) Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2025

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	49

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BOA	Bank of America N.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

BSN	The Bank of Nova Scotia - Toronto	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

CBK	Citibank N.A.	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.	UBS	UBS Securities LLC

FAR	Wells Fargo Bank National Association

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty

CAD	Canadian Dollar	IDR	Indonesian Rupiah	SEK	Swedish Krona

CHF	Swiss Franc	ILS	Israeli Shekel	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	TRY	Turkish New Lira

CZK	Czech Koruna	KRW	South Korean Won	TWD	Taiwanese Dollar

DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar

EUR	Euro	MYR	Malaysian Ringgit	ZAR	South African Rand

GBP	British Pound	NZD	New Zealand Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate

BP0003M	3 Month GBP-LIBOR	EUR003M	3 Month EUR Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index

CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MIBOR	Mumbai Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate

CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	THOR	Thai Overnight Baht Repurchase Rate

50	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Global Core Bond (Hedged) Portfolio
Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0318	$0.0000	$0.0000	$0.0318

August 2024	$0.0346	$0.0000	$0.0000	$0.0346

September 2024	$0.0287	$0.0000	$0.0000	$0.0287

October 2024	$0.0296	$0.0000	$0.0000	$0.0296

November 2024	$0.0293	$0.0000	$0.0000	$0.0293

December 2024	$0.0306	$0.0000	$0.0000	$0.0306

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	51

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2024 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†	163(j) Interest Dividends (000s)†

PIMCO Global Core Bond (Hedged) Portfolio	0%	0%	$2,577	$0	$2,688

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO Global Core Bond (Hedged) Portfolio	0%

52	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	53

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	949,229,696.72	37,613,000.38

Kimberley G. Stafford†	952,414,717.16	34,427,979.95

Michael J. Berchtold	950,347,922.59	36,494,774.51

Jennifer Holden Dunbar	951,845,039.31	34,997,657.79

Kym M. Hubbard	950,843,616.44	35,999,080.66

Gary F. Kennedy	947,019,229.39	39,823,467.72

Anne K. Kratky	951,478,646.42	35,364,050.69

Steven Lipiner	949,338,055.21	37,504,641.90

Peter B. McCarthy	946,730,272.43	40,112,424.68

Ronald C. Parker	946,733,280.95	40,109,416.16

†	Interested Trustee

54	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2025.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	55

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 (the

56	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

“Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the five-year period ended March 31, 2024, and underperformed their respective performance indexes over the three- and ten-year periods ended March 31, 2024, and that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their performance index since inception for the period ended March 31, 2024. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	57

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their

58	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	59

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

60	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITGLBLCORFSTMAR_123124

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2024

PIMCO Global Diversified Allocation Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Global Diversified Allocation Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the Act or exemptive relief therefrom. The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio (and/or Underlying PIMCO Funds or Acquired Funds, as applicable) are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Portfolio may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the PIMCO Global Diversified Allocation Portfolio	(Cont.)

interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Diversified Allocation Portfolio	04/30/12	04/30/12	04/30/13	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of

4	PIMCO VARIABLE INSURANCE TRUST

investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights	PIMCO Global Diversified Allocation Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Administrative Class

12/31/2024	$6.79	$0.36	$0.24	$0.60	$(0.30)	$0.00	$(0.30)

12/31/2023	6.15	0.23	0.59	0.82	(0.19)	0.00	(0.19)

12/31/2022	11.03	0.32	(2.00)	(1.68)	(0.35)	(2.85)	(3.20)

12/31/2021	10.62	0.76	0.14	0.90	(0.49)	0.00	(0.49)

12/31/2020	11.36	0.30	0.05	0.35	(0.33)	(0.76)	(1.09)
Advisor Class

12/31/2024	6.15	0.32	0.23	0.55	(0.30)	0.00	(0.30)

12/31/2023	5.59	0.21	0.54	0.75	(0.19)	0.00	(0.19)

12/31/2022	10.37	0.25	(1.82)	(1.57)	(0.36)	(2.85)	(3.21)

12/31/2021	10.55	0.91	(0.02)	0.89	(1.07)	0.00	(1.07)

12/31/2020	11.30	0.29	0.04	0.33	(0.32)	(0.76)	(1.08)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$7.09	8.99%	$2	0.47%	1.00%	0.47%	1.00%	5.02%	10%

6.79	13.66	1	0.47	1.00	0.47	1.00	3.77	12

6.15	(16.56)	1	0.47	1.00	0.47	1.00	3.51	18

11.03	8.60	11	0.47	1.00	0.47	1.00	7.04	15

10.62	4.15	757,485	0.47	1.00	0.47	1.00	2.85	23

6.40	9.02	173,105	0.57	1.10	0.57	1.10	4.96	10

6.15	13.64	187,466	0.57	1.10	0.57	1.10	3.66	12

5.59	(16.61)	182,762	0.57	1.10	0.57	1.10	3.57	18

10.37	8.51	226,050	0.57	1.10	0.57	1.10	8.46	15

10.55	3.99	218,035	0.57	1.10	0.57	1.10	2.76	23

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Statement of Assets and Liabilities	PIMCO Global Diversified Allocation Portfolio	December 31, 2024

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in Affiliates	$164,207
Financial Derivative Instruments
Exchange-traded or centrally cleared	853
Cash	445
Deposits with counterparty	4,181
Receivable for investments in Affiliates sold	4,020
Receivable for Portfolio shares sold	96
Interest and/or dividends receivable	13
Dividends receivable from Affiliates	408
Reimbursement receivable from PIMCO	80
Total Assets	174,303

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$297
Payable for investments in Affiliates purchased	726
Payable for Portfolio shares redeemed	8
Accrued investment advisory fees	68
Accrued supervisory and administrative fees	60
Accrued distribution fees	37
Total Liabilities	1,196

Commitments and Contingent Liabilities^

Net Assets	$173,107

Net Assets Consist of:

Paid in capital	$182,561
Distributable earnings (accumulated loss)	(9,454)

Net Assets	$173,107

Net Assets:

Administrative Class	$2
Advisor Class	173,105

Shares Issued and Outstanding:

Administrative Class	$0
Advisor Class	27,036

Net Asset Value Per Share Outstanding(a):

Administrative Class	$7.09
Advisor Class	6.40

Cost of investments in Affiliates	$163,607
Cost or premiums of financial derivative instruments, net	$942

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Global Diversified Allocation Portfolio

Year Ended December 31, 2024
(Amounts in thousands†)

Investment Income:

Interest	$173
Dividends from Investments in Affiliates	10,029
Total Income	10,202

Expenses:

Investment advisory fees	830
Supervisory and administrative fees	738
Distribution and/or servicing fees - Advisor Class	461
Trustee fees	6
Total Expenses	2,035
Waiver and/or Reimbursement by PIMCO	(984)
Net Expenses	1,051

Net Investment Income (Loss)	9,151

Net Realized Gain (Loss):

Investments in Affiliates	(1,914)
Net capital gain distributions received from Affiliate investments	1,015
Exchange-traded or centrally cleared financial derivative instruments	9,236

Net Realized Gain (Loss)	8,337

Net Change in Unrealized Appreciation (Depreciation):

Investments in Affiliates	3,455
Exchange-traded or centrally cleared financial derivative instruments	(4,561)

Net Change in Unrealized Appreciation (Depreciation)	(1,106)

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,382

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Statements of Changes in Net Assets	PIMCO Global Diversified Allocation Portfolio

(Amounts in thousands†)	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$9,151	$6,755
Net realized gain (loss)	8,337	(2,627)
Net change in unrealized appreciation (depreciation)	(1,106)	19,443

Net Increase (Decrease) in Net Assets Resulting from Operations	16,382	23,571

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Administrative Class	(0)	(0)
Advisor Class	(8,501)	(6,001)

Total Distributions(a)	(8,501)	(6,001)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(22,241)	(12,866)

Total Increase (Decrease) in Net Assets	(14,360)	4,704

Net Assets:

Beginning of year	187,467	182,763
End of year	$173,107	$187,467

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Global Diversified Allocation Portfolio	December 31, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 94.9%

MUTUAL FUNDS (a) 90.4%

PIMCO Emerging Markets Bond Fund	619,011	$5,231

PIMCO Global Advantage® Strategy Bond Fund	692,219	6,957

PIMCO Income Fund	828,085	8,711

PIMCO International Bond Fund (U.S. Dollar-Hedged)	526,764	5,231

PIMCO Investment Grade Credit Bond Fund	978,532	8,699

PIMCO RAE International Fund	1,180,025	8,673

PIMCO RAE PLUS EMG Fund	1,275,385	8,698

PIMCO RAE PLUS Small Fund	498,450	8,693

PIMCO Real Return Fund	870,539	8,679

PIMCO Short-Term Fund	2,699,428	26,131

PIMCO StocksPLUS® Fund	673,839	8,632

	SHARES	MARKET VALUE (000S)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	1,037,356	$8,714

PIMCO StocksPLUS® International Fund (Unhedged)	1,621,033	17,345

PIMCO Total Return Fund IV	2,798,936	26,086

Total Mutual Funds (Cost $155,897)		156,480

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%

PIMCO Short-Term Floating NAV Portfolio III	793,587	$7,727

Total Short-Term Instruments (Cost $7,710)		7,727

Total Investments in Affiliates (Cost $163,607)		164,207

Total Investments 94.9% (Cost $163,607)		$164,207

Financial Derivative Instruments (b) 0.3% (Cost or Premiums, net $942)		556

Other Assets and Liabilities, net 4.8%		8,344

Net Assets 100.0%		$173,107

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

(b) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDEXES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	$4,075.000	12/19/2025	32	$3	$160	$138
Put - CBOE S&P 500	4,675.000	12/19/2025	32	3	282	251
Put - CBOE S&P 500	5,250.000	12/19/2025	32	3	500	464

Total Purchased Options					$942	$853

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini S&P 500 Index March Futures	03/2025	258	$76,571	$(2,466)	$0	$(297)

Total Futures Contracts				$(2,466)	$0	$(297)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$ 853	$ 0	$ 0	$ 853	$ 0	$ (297)	$ 0	$ (297)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Schedule of Investments	PIMCO Global Diversified Allocation Portfolio	(Cont.)	December 31, 2024

Cash of $4,181 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$853	$0	$0	$853

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$297	$0	$0	$297

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2024:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(802)	$0	$0	$(802)
Futures	0	0	10,038	0	0	10,038

	$0	$0	$9,236	$0	$0	$9,236

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(25)	$0	$0	$(25)
Futures	0	0	(4,536)	0	0	(4,536)

	$0	$0	$(4,561)	$0	$0	$(4,561)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Mutual Funds	$156,480	$0	$0	$156,480
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,727	0	0	7,727

Total Investments	$164,207	$0	$0	$164,207

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$853	$0	$853

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(297)	$0	$0	$(297)

Total Financial Derivative Instruments	$(297)	$853	$0	$556

Totals	$163,910	$853	$0	$164,763

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	December 31, 2024

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Administrative Class and Advisor Class shares of the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”).

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio managers as a team. The financial information in the form of the portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Notes to Financial Statements	(Cont.)

Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years

14	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Notes to Financial Statements	(Cont.)

quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation.

Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

16	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Notes to Financial Statements	(Cont.)

markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$5,658	$371	$(891)	$(88)	$181	$5,231	$333	$0

PIMCO Global Advantage® Strategy Bond Fund	7,517	395	(962)	4	3	6,957	230	0

PIMCO Income Fund	9,445	717	(1,365)	(86)	0	8,711	584	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	5,638	401	(841)	(33)	66	5,231	242	33

PIMCO Investment Grade Credit Bond Fund	9,406	594	(1,239)	(111)	49	8,699	371	0

PIMCO RAE International Fund	9,408	1,588	(1,766)	(34)	(523)	8,673	388	430

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Underlying PIMCO Funds	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE PLUS EMG Fund	$9,410	$1,585	$(2,206)	$(59)	$(32)	$8,698	$910	$0

PIMCO RAE PLUS Small Fund	9,300	1,320	(3,218)	(961)	2,252	8,693	751	0

PIMCO Real Return Fund	9,376	511	(1,189)	(54)	35	8,679	263	0

PIMCO Short-Term Floating NAV Portfolio III	13,533	51,083	(56,900)	15	(4)	7,727	688	0

PIMCO Short-Term Fund	28,311	1,957	(4,511)	(10)	384	26,131	1,376	0

PIMCO StocksPLUS® Fund	9,372	1,096	(2,868)	526	506	8,632	516	552

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	9,385	1,104	(2,054)	136	143	8,714	1,041	0

PIMCO StocksPLUS® International Fund (Unhedged)	18,742	2,590	(3,548)	(1,018)	579	17,345	1,387	0

PIMCO Total Return Fund IV	28,247	1,679	(3,515)	(141)	(184)	26,086	949	0

Totals	$182,748	$66,991	$(87,073)	$(1,914)	$3,455	$164,207	$10,029	$1,015

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Notes to Financial Statements	(Cont.)

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(b) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Options on Indexes (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Allocation Risk is the risk that the Portfolio could lose money as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

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Acquired Fund Risk is the risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. In addition, the Portfolio’s performance will be reduced by the Portfolio’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Model Risk is the risk that the Portfolio’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Portfolio.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Notes to Financial Statements	(Cont.)

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation or interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Portfolio to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. The Portfolio’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

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Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	23

Notes to Financial Statements	(Cont.)

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a

24	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Administrative Class	Advisor Class
0.45%	0.40%	0.40%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative,

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	25

Notes to Financial Statements	(Cont.)

recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2024, there were no recoverable amounts.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Portfolio’s assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders. The Portfolio also indirectly pays its proportionate share of the Investment Advisory Fees, Supervisory and Administrative Fees and management fees charged by PIMCO to the Underlying PIMCO Funds and, to the extent not included among the Underlying PIMCO Funds, funds of PIMCO ETF Trust in which the Portfolio invests (collectively, “Underlying PIMCO Fund Fees”).

PIMCO has contractually agreed, through May 1, 2025, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the Underlying PIMCO Fund Fees indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds (for purposes of this expense reduction, this term includes funds of PIMCO ETF Trust), up to a maximum waived amount that is equal to

26	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

the Portfolio’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver automatically renews for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of ended December 31, 2024, the amount waived and/or reimbursed was $983,991.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$0	$0	$16,367	$30,173

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2024		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Administrative Class	0	$0	0	$0

Advisor Class	473	3,039	681	3,977
Issued as reinvestment of distributions

Administrative Class	0	0	0	0

Advisor Class	1,334	8,500	1,015	6,001
Cost of shares redeemed

Administrative Class	(0)	(0)	(0)	(0)

Advisor Class	(5,248)	(33,780)	(3,909)	(22,844)

Net increase (decrease) resulting from Portfolio share transactions	(3,441)	$(22,241)	(2,213)	$(12,866)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	27

Notes to Financial Statements	(Cont.)

As of December 31, 2024, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 97% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Global Diversified Allocation Portfolio	$3,077	$0	$(7,264)	$(3)	$(5,264)	$0	$0	$(9,454)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)	Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes.
(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly due to organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Global Diversified Allocation Portfolio*	$3,873	$1,391

†	A zero balance may reflect actual amounts rounding to less than one thousand.

28	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Global Diversified Allocation Portfolio	$169,857	$7,259	$(14,523)	$(7,264)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes.

For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2024			December 31, 2023
	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Global Diversified Allocation Portfolio	$8,501	$0	$0	$6,001	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Global Diversified Allocation Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Global Diversified Allocation Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2025

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

30	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange

Index/Spread Abbreviations:

S&P 500	Standard & Poor’s 500 Index

Other Abbreviations:

TBA	To-Be-Announced

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	31

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Global Diversified Allocation Portfolio

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0998	$0.0000	$0.0000	$0.0998

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0938	$0.0000	$0.0000	$0.0938

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

32	PIMCO VARIABLE INSURANCE TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2024 was designated as ‘‘qualified dividend income’‘ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†	163(j) Interest Dividends (000s)†

PIMCO Global Diversified Allocation Portfolio	0%	0%	$218	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO Global Diversified Allocation Portfolio	0%

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	33

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

34	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	949,229,696.72	37,613,000.38

Kimberley G. Stafford†	952,414,717.16	34,427,979.95

Michael J. Berchtold	950,347,922.59	36,494,774.51

Jennifer Holden Dunbar	951,845,039.31	34,997,657.79

Kym M. Hubbard	950,843,616.44	35,999,080.66

Gary F. Kennedy	947,019,229.39	39,823,467.72

Anne K. Kratky	951,478,646.42	35,364,050.69

Steven Lipiner	949,338,055.21	37,504,641.90

Peter B. McCarthy	946,730,272.43	40,112,424.68

Ronald C. Parker	946,733,280.95	40,109,416.16

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	35

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2025.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

36	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	37

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

relative to its Portfolio peer group, where appropriate, and to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the five-year period ended March 31, 2024, and underperformed their respective performance indexes over the three- and ten-year periods ended March 31, 2024, and that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their performance index since inception for the period ended March 31, 2024. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors

38	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	39

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

40	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITGLBLDIVFSTMAR_123124

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2024

PIMCO Global Managed Asset Allocation Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Global Managed Asset Allocation Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Managed Asset Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the Act or exemptive relief therefrom. The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio (and/or Underlying PIMCO Funds or Acquired Funds, as applicable) are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Portfolio may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Managed Asset Allocation Portfolio	04/15/09	04/30/12	04/15/09	04/15/09	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of

4	PIMCO VARIABLE INSURANCE TRUST

names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights	PIMCO Global Managed Asset Allocation Portfolio (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

12/31/2024	$9.32	$0.38	$0.65	$1.03	$(0.37)	$0.00	$0.00	$(0.37)

12/31/2023	8.44	0.29	0.81	1.10	(0.22)	0.00	0.00	(0.22)

12/31/2022	12.91	0.21	(2.48)	(2.27)	(0.08)	(1.98)	(0.14)	(2.20)

12/31/2021	13.15	0.21	1.39	1.60	(0.35)	(1.49)	0.00	(1.84)

12/31/2020	12.53	0.13	1.72	1.85	(0.99)	(0.24)	0.00	(1.23)
Administrative Class

12/31/2024	9.36	0.37	0.63	1.00	(0.35)	0.00	0.00	(0.35)

12/31/2023	8.47	0.28	0.82	1.10	(0.21)	0.00	0.00	(0.21)

12/31/2022	12.95	0.23	(2.52)	(2.29)	(0.07)	(1.98)	(0.14)	(2.19)

12/31/2021	13.15	0.16	1.41	1.57	(0.28)	(1.49)	0.00	(1.77)

12/31/2020	12.53	0.12	1.72	1.84	(0.98)	(0.24)	0.00	(1.22)
Advisor Class

12/31/2024	9.40	0.36	0.64	1.00	(0.34)	0.00	0.00	(0.34)

12/31/2023	8.51	0.27	0.82	1.09	(0.20)	0.00	0.00	(0.20)

12/31/2022	12.99	0.18	(2.49)	(2.31)	(0.05)	(1.98)	(0.14)	(2.17)

12/31/2021	13.22	0.17	1.41	1.58	(0.32)	(1.49)	0.00	(1.81)

12/31/2020	12.60	0.10	1.72	1.82	(0.96)	(0.24)	0.00	(1.20)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.98	11.13%	$1,398	0.91%	1.02%	0.88%	0.99%	3.86%	689%

9.32	13.12	1,369	1.00	1.12	0.90	1.02	3.27	660

8.44	(18.24)	1,194	0.91	1.06	0.86	1.01	2.15	345

12.91	12.86	1,420	0.80	1.00	0.79	0.99	1.61	108

13.15	17.01	1,166	0.82	1.02	0.80	1.00	1.06	360

10.01	10.81	4,276	1.06	1.17	1.03	1.14	3.72	689

9.36	13.02	4,164	1.15	1.27	1.05	1.17	3.11	660

8.47	(18.36)	4,381	1.06	1.21	1.01	1.16	2.34	345

12.95	12.63	2,971	0.95	1.15	0.94	1.14	1.19	108

13.15	16.83	148,037	0.97	1.17	0.95	1.15	0.96	360

10.06	10.75	287,431	1.16	1.27	1.13	1.24	3.61	689

9.40	12.85	308,412	1.25	1.37	1.15	1.27	3.01	660

8.51	(18.40)	319,648	1.16	1.31	1.11	1.26	1.86	345

12.99	12.60	435,199	1.05	1.25	1.04	1.24	1.33	108

13.22	16.62	447,404	1.07	1.27	1.05	1.25	0.86	360

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Consolidated Statement of Assets and Liabilities	PIMCO Global Managed Asset Allocation Portfolio	December 31, 2024

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$123,398
Investments in Affiliates	187,146
Financial Derivative Instruments
Exchange-traded or centrally cleared	579
Over the counter	2,717
Cash	779
Deposits with counterparty	3,922
Foreign currency, at value	1,349
Receivable for investments sold	118
Receivable for investments sold on a delayed-delivery basis	261
Receivable for TBA investments sold	45,779
Interest and/or dividends receivable	508
Dividends receivable from Affiliates	771
Reimbursement receivable from PIMCO	73
Total Assets	367,400

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$301
Over the counter	1,860
Payable for investments purchased	1,989
Payable for investments in Affiliates purchased	820
Payable for TBA investments purchased	67,584
Deposits from counterparty	1,304
Payable for Portfolio shares redeemed	127
Accrued investment advisory fees	230
Accrued supervisory and administrative fees	13
Accrued distribution fees	62
Accrued servicing fees	1
Foreign capital gains tax payable	4
Total Liabilities	74,295

Commitments and Contingent Liabilities^

Net Assets	$293,105

Net Assets Consist of:

Paid in capital	$318,140
Distributable earnings (accumulated loss)	(25,035)

Net Assets	$293,105

Net Assets:

Institutional Class	$1,398
Administrative Class	4,276
Advisor Class	287,431

Shares Issued and Outstanding:

Institutional Class	140
Administrative Class	427
Advisor Class	28,576

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.98
Administrative Class	10.01
Advisor Class	10.06

Cost of investments in securities	$130,399
Cost of investments in Affiliates	$188,560
Cost of foreign currency held	$1,364
Cost or premiums of financial derivative instruments, net	$84

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations	PIMCO Global Managed Asset Allocation Portfolio

Year Ended December 31, 2024
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$6,992
Dividends, net of foreign taxes**	229
Dividends from Investments in Affiliates	7,572
Total Income	14,793

Expenses:

Investment advisory fees	2,883
Supervisory and administrative fees	195
Distribution and/or servicing fees - Administrative Class	6
Distribution and/or servicing fees - Advisor Class	760
Trustee fees	11
Interest expense	103
Total Expenses	3,958
Waiver and/or Reimbursement by PIMCO	(339)
Net Expenses	3,619

Net Investment Income (Loss)	11,174

Net Realized Gain (Loss):

Investments in securities	644
Investments in Affiliates	(3,646)
Exchange-traded or centrally cleared financial derivative instruments	23,622
Over the counter financial derivative instruments	3,530
Short sales	7
Foreign currency	24

Net Realized Gain (Loss)	24,181

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(4,771)
Investments in Affiliates	3,520
Exchange-traded or centrally cleared financial derivative instruments	(5,588)
Over the counter financial derivative instruments	3,678
Foreign currency assets and liabilities	(165)

Net Change in Unrealized Appreciation (Depreciation)	(3,326)

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,029

* Foreign tax withholdings - Interest	$16

** Foreign tax withholdings - Dividends	$17

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Consolidated Statements of Changes in Net Assets	PIMCO Global Managed Asset Allocation Portfolio

(Amounts in thousands†)	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$11,174	$9,583

Net realized gain (loss)	24,181	9,155

Net change in unrealized appreciation (depreciation)	(3,326)	19,460

Net Increase (Decrease) in Net Assets Resulting from Operations	32,029	38,198

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(51)	(32)
Administrative Class	(148)	(96)
Advisor Class	(10,301)	(6,572)

Total Distributions(a)	(10,500)	(6,700)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(42,369)	(42,776)

Total Increase (Decrease) in Net Assets	(20,840)	(11,278)

Net Assets:

Beginning of year	313,945	325,223
End of year	$293,105	$313,945

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	December 31, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 42.1%

CORPORATE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Kaisa Group Holdings Ltd.
9.375% due 06/30/2049 ^	$1,200	$77

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (a)	32	4

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (a)	32	4

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (a)	64	8

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (a)	97	11

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (a)	97	10

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (a)	46	4

Total Corporate Bonds & Notes (Cost $1,221)		118

CONVERTIBLE BONDS & NOTES 0.3%

INDUSTRIALS 0.3%

Multiplan Corp. (6.000% Cash or 7.000% PIK)
6.000% due 10/15/2027 (a)	1,300	878

Total Convertible Bonds & Notes (Cost $1,285)		878

U.S. GOVERNMENT AGENCIES 8.9%

Fannie Mae
5.539% due 08/25/2054 •	88	88
5.654% due 01/25/2051 •	307	308

Freddie Mac
5.754% due 04/15/2049 - 12/15/2050 •	520	522

Ginnie Mae
5.255% due 05/20/2074 •	150	150
5.416% due 02/20/2070 •	23	23
5.455% due 05/20/2074 •	178	180
5.461% due 08/20/2068 •	508	507
5.505% due 09/20/2071 •	2,554	2,571

Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2055	7,900	6,151
2.500% due 02/01/2055	3,800	3,096
3.000% due 02/01/2055	1,100	935
5.000% due 01/01/2055	600	579
5.500% due 02/01/2055	300	296
6.000% due 02/01/2055	9,700	9,737
6.500% due 02/01/2055	800	816

Total U.S. Government Agencies (Cost $26,116)		25,959

U.S. TREASURY OBLIGATIONS 4.8%

U.S. Treasury Bonds
1.375% due 11/15/2040 (h)(j)	9,500	5,884
4.000% due 11/15/2042 (f)(h)(j)	990	891
4.000% due 11/15/2052 (h)(j)	740	645

U.S. Treasury Inflation Protected Securities (d)
1.750% due 01/15/2034 (h)	3,286	3,151
2.125% due 04/15/2029	3,470	3,475

Total U.S. Treasury Obligations (Cost $17,831)		14,046

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%

Alliance Bancorp Trust
4.933% due 07/25/2037 •	257	220

Bear Stearns Adjustable Rate Mortgage Trust
4.765% due 02/25/2036 ~	13	12
4.770% due 07/25/2036 ~	61	52

Countrywide Alternative Loan Trust
4.753% due 07/25/2035 •	344	262
4.773% due 09/25/2047 •	87	79

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 04/25/2036	$211	$101

Impac CMB Trust
5.073% due 04/25/2035 •	70	68
5.098% due 04/25/2035 •	91	86

Residential Accredit Loans, Inc. Trust
4.813% due 06/25/2046 •	223	49
6.000% due 12/25/2036	63	51

Residential Asset Securitization Trust
4.853% due 05/25/2035 •	326	203

Towd Point Mortgage Trust
4.132% due 04/25/2055 ~	5,000	4,790

WaMu Mortgage Pass-Through Certificates Trust
5.113% due 01/25/2045 •	1,374	1,320

Total Non-Agency Mortgage-Backed Securities (Cost $7,671)		7,293

ASSET-BACKED SECURITIES 13.9%

AUTOMOBILE ABS OTHER 0.1%

Citizens Auto Receivables Trust
5.548% due 07/15/2026 •	184	184

AUTOMOBILE SEQUENTIAL 2.7%

Ally Auto Receivables Trust
5.320% due 01/15/2027	22	22

CarMax Auto Owner Trust
4.750% due 10/15/2027	152	153
5.340% due 08/16/2027	608	611
5.720% due 11/16/2026	57	57

Carvana Auto Receivables Trust
3.350% due 02/10/2027	440	438
4.130% due 04/12/2027	796	794
4.850% due 06/12/2028	710	711
5.330% due 07/10/2029	180	182
5.760% due 04/12/2027	504	505
5.900% due 08/10/2027	131	132
5.980% due 12/10/2027	597	602
6.360% due 04/12/2027	50	50

Citizens Auto Receivables Trust
5.840% due 01/18/2028	890	900

Flagship Credit Auto Trust
5.640% due 03/15/2028	442	444

Ford Credit Auto Owner Trust
4.650% due 02/15/2028	354	355

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029	325	329

Oscar U.S. Funding LLC
5.810% due 12/10/2027	360	363

Santander Drive Auto Receivables Trust
5.710% due 02/16/2027	144	145

SCCU Auto Receivables Trust
5.700% due 10/16/2028	170	172

Toyota Auto Receivables Owner Trust
5.300% due 09/15/2027	935	941

		7,906

CREDIT CARD BULLET 0.9%

Golden Credit Card Trust
4.310% due 09/15/2027	2,630	2,626

HOME EQUITY OTHER 3.1%

Aames Mortgage Investment Trust
4.933% due 04/25/2036 •	74	68

ACE Securities Corp. Home Equity Loan Trust
4.933% due 06/25/2036 •	146	106
5.353% due 08/25/2035 •	108	105

Argent Mortgage Loan Trust
4.933% due 05/25/2035 •	413	365

Argent Securities Trust
4.753% due 07/25/2036 •	307	268

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Asset-Backed Securities Corp. Home Equity Loan Trust
2.883% due 03/25/2036 •		$2,347	$2,288

Countrywide Asset-Backed Certificates Trust
4.733% due 05/25/2035 •		194	188
4.953% due 03/25/2037 •		276	261

First NLC Trust
5.233% due 02/25/2036 •		232	226

Fremont Home Loan Trust
4.723% due 10/25/2036 •		578	514
4.753% due 10/25/2036 •		1,894	750

GSAMP Trust
5.153% due 05/25/2046 •		2,972	2,755

Long Beach Mortgage Loan Trust
5.013% due 09/25/2034 •		136	136
5.053% due 01/25/2036 •		1,056	951

Popular ABS Mortgage Pass-Through Trust
4.948% due 07/25/2036 •		110	103

Structured Asset Securities Corp. Mortgage Loan Trust
5.023% due 10/25/2036 •		58	57
5.248% due 02/25/2036 •		100	98

			9,239

HOME EQUITY SEQUENTIAL 2.1%

JP Morgan Mortgage Acquisition Trust
4.521% due 11/25/2036 þ		6,355	6,185

MANUFACTURING HOUSE ABS OTHER 0.2%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~		493	457

WHOLE LOAN COLLATERAL 0.7%

Citigroup Mortgage Loan Trust
4.888% due 11/25/2036 •		50	50

First Franklin Mortgage Loan Trust
5.158% due 11/25/2036 •		1,142	1,098

IndyMac INDB Mortgage Loan Trust
4.593% due 07/25/2036 •		800	256

Lehman XS Trust
4.404% due 06/25/2036 þ		377	359
4.773% due 05/25/2036 •		389	330

			2,093

OTHER ABS 4.1%

522 Funding CLO Ltd.
5.919% due 10/20/2031 •		319	319

ACAS CLO Ltd.
5.784% due 10/18/2028 •		43	43

Carlyle Global Market Strategies CLO Ltd.
5.728% due 08/14/2030 •		119	120

Catamaran CLO Ltd.
5.993% due 04/22/2030 •		179	179

Crestline Denali CLO Ltd.
6.028% due 10/23/2031 •		232	233

Elevation CLO Ltd.
5.837% due 10/25/2030 •		94	94

Gallatin CLO Ltd.
6.008% due 07/15/2031 •		351	351

Navient Private Education Refi Loan Trust
2.600% due 08/15/2068		689	655
6.112% due 11/15/2068 •		190	192

OCP Euro CLO DAC
4.081% due 09/22/2034 •	EUR	574	594

Octagon Investment Partners Ltd.
5.778% due 02/14/2031 •		$261	262

OSD CLO Ltd.
5.779% due 04/17/2031 ~		289	290

OZLM Ltd.
6.039% due 07/20/2032 •		449	450

Palmer Square CLO Ltd.
5.909% due 10/17/2031 •		85	85

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palmer Square European Loan Funding DAC
3.964% due 04/15/2031 •	EUR	199	$206

Palmer Square Loan Funding Ltd.
5.679% due 07/20/2029 •		$172	172
5.718% due 10/15/2029 •		583	583

Rad CLO Ltd.
6.016% due 07/24/2032 •		677	677

Recette Clo Ltd.
5.959% due 04/20/2034 •		250	250

Saranac CLO Ltd.
5.797% due 08/13/2031 •		231	232

Segovia European CLO DAC
4.099% due 07/20/2032 •	EUR	454	470

SMB Private Education Loan Trust
1.290% due 07/15/2053		$300	279
6.048% due 03/15/2056 •		1,146	1,170
6.398% due 10/16/2056 •		614	631

Sound Point CLO Ltd.
5.859% due 10/20/2030 •		456	456
5.867% due 07/25/2030 •		102	102
6.089% due 07/20/2032 •		600	601

TCI-Symphony CLO Ltd.
5.938% due 10/13/2032 •		423	424

Venture CLO Ltd.
5.869% due 07/20/2030 •		288	288
6.011% due 07/30/2032 •		1,200	1,203

Vibrant CLO Ltd.
5.999% due 07/20/2032 •		280	281

Voya CLO Ltd.
5.918% due 10/15/2030 •		108	109

			12,001

Total Asset-Backed Securities (Cost $41,184)			40,691

SOVEREIGN ISSUES 6.9%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (b)	BRL	39,300	6,175
0.000% due 10/01/2025 (b)		17,000	2,482

Canada Government Bond
3.250% due 09/01/2028	CAD	7,100	4,995

Colombian TES
5.750% due 11/03/2027	COP	8,095,000	1,649
7.750% due 09/18/2030		10,707,900	2,110

Mexico Government International Bond
4.000% due 11/30/2028 (d)	MXN	684	31
4.000% due 08/24/2034 (d)		640	27
8.500% due 03/01/2029		45,000	2,050

Peru Government International Bond
1.862% due 12/01/2032		$800	607

Total Sovereign Issues (Cost $22,261)			20,126

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 2.8%

INFORMATION TECHNOLOGY 2.3%

Apple, Inc.	4,705	$1,178

ASML Holding NV	177	123

Broadcom, Inc.	5,085	1,179

Dell Technologies, Inc. ‘C’	850	98

Marvell Technology, Inc.	1,900	210

Microsoft Corp.	1,925	811

NVIDIA Corp.	21,386	2,872

Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR	1,187	234

		6,705

UTILITIES 0.5%

AES Corp.	12,000	154

American Electric Power Co., Inc.	1,000	92

Constellation Energy Corp.	1,100	246

NextEra Energy, Inc.	3,000	215

NRG Energy, Inc.	3,000	271

Southern Co.	2,500	206

Vistra Corp.	3,000	414

		1,598

Total Common Stocks (Cost $6,845)		8,303

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.0%

COMMERCIAL PAPER 1.9%

Alimentation Couche-Tard, Inc.
4.700% due 01/21/2025	$750	748
4.740% due 01/03/2025	250	250

Avangrid, Inc.
4.720% due 01/07/2025	250	250

Bacardi-Martini BV
4.880% due 01/15/2025	250	249

Constellation Brands, Inc.
4.920% due 01/08/2025	250	250
4.920% due 01/09/2025	250	250
4.920% due 01/10/2025	250	250
4.950% due 01/07/2025	250	250
4.950% due 01/08/2025	500	499

Crown Castle, Inc.
4.990% due 01/16/2025	250	249

DTE Electric Co.
4.650% due 01/10/2025	100	100

Duke Energy Corp.
4.700% due 01/10/2025	250	250

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enbridge US, Inc.
4.700% due 01/21/2025	$250	$249

Enel Finance America LLC
4.720% due 01/24/2025	250	249

Entergy Corp.
4.660% due 02/27/2025	250	248

Experian Finance PLC
4.700% due 02/12/2025	250	249

Hyundai Capital America
4.720% due 01/09/2025	250	250

Marriott International, Inc.
4.660% due 02/03/2025	250	249

Microchip Technology, Inc.
4.710% due 01/17/2025	250	249

Virginia Electric & Power Co.
4.690% due 01/13/2025	250	250

		5,588

U.S. TREASURY BILLS 0.1%
4.328% due 03/27/2025 (b)(c)	400	396

Total Short-Term Instruments (Cost $5,985)		5,984

Total Investments in Securities (Cost $130,399)		123,398

	SHARES
INVESTMENTS IN AFFILIATES 63.8%

MUTUAL FUNDS (e) 41.3%

PIMCO Income Fund	2,886,546	30,366

PIMCO Total Return Fund	10,703,754	90,768

Total Mutual Funds (Cost $122,729)		121,134

SHORT-TERM INSTRUMENTS 22.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.5%

PIMCO Short Asset Portfolio	5,314,731	52,052

PIMCO Short-Term Floating NAV Portfolio III	1,433,678	13,960

Total Short-Term Instruments (Cost $65,831)		66,012

Total Investments in Affiliates (Cost $188,560)		187,146

Total Investments 105.9% (Cost $318,959)		$310,544

Financial Derivative Instruments (g)(i) 0.4% (Cost or Premiums, net $84)		1,135

Other Assets and Liabilities, net (6.3)%		(18,574)

Net Assets 100.0%		$293,105

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Institutional Class Shares of each Fund.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)

Securities with an aggregate market value of $3 have been pledged as collateral as of December 31, 2024 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDEXES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	5,825.000	01/17/2025	36	$4	$180	$157

Total Purchased Options					$180	$157

WRITTEN OPTIONS:

OPTIONS ON INDEXES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	5,625.000	01/17/2025	36	$4	$(58)	$(40)

Total Written Options					$(58)	$(40)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 3-Year Bond March Futures	03/2025	1	$	66	$0	$0	$0
Canada Government 10-Year March Futures	03/2025	6		512	9	1	0
Euro-BTP March Futures	03/2025	42		5,220	(132)	6	0
Euro-Bund March Futures	03/2025	10		1,382	(24)	4	0
FTSE 100 Index March Futures	03/2025	1		102	(2)	1	0
Japan Government 10-Year Bond March Futures	03/2025	7		6,313	(24)	4	(3)
Long Gilt March Futures	03/2025	40		4,628	(110)	28	0
SPI 200 Index March Futures	03/2025	1		126	(2)	0	(2)
Topix Index March Futures	03/2025	4		708	14	9	(5)

					$(271)	$53	$(10)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond March Futures	03/2025	8	$	(559)	$9	$3	$(4)
E-Mini S&P 500 Index March Futures	03/2025	2		(594)	4	2	0
Euro-Bobl March Futures	03/2025	1		(122)	1	0	0
Euro-Buxl 30-Year Bond March Futures	03/2025	2		(275)	15	0	(3)
Euro-Oat March Futures	03/2025	3		(383)	7	0	0
Euro-Schatz March Futures	03/2025	22		(2,438)	6	0	(1)
Mini MSCI Emerging Markets Index March Futures	03/2025	19		(1,020)	39	3	0
STOXX Europe 600 Price Index March Futures	03/2025	37		(969)	23	6	0
U.S. Treasury 5-Year Note March Futures	03/2025	90		(9,567)	108	8	0
U.S. Treasury 10-Year Note March Futures	03/2025	33		(3,589)	15	7	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	82		(9,750)	546	36	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	135		(15,027)	413	34	0

					$1,186	$99	$(8)

Total Futures Contracts					$915	$152	$(18)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	0.258%	$500	$20	$(8)	$12	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
iTraxx Crossover 42 5-Year Index	(5.000)%	Quarterly	12/20/2029	EUR	100	$(10)	$2	$(8)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
iTraxx Europe Main 42 5-Year Index	1.000%	Quarterly	12/20/2029	EUR	300	$7	$(1)	$6	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.400%	Annual	02/10/2026	GBP	8,800	$42	$(41)	$1	$3	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	09/18/2026		9,600	23	(58)	(35)	6	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		9,300	88	(148)	(60)	26	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		118	(1)	4	3	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		4,000	3	138	141	0	(17)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		2,200	64	165	229	0	(13)
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	03/19/2030	INR	208,570	0	18	18	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	09/18/2026	JPY	1,360,000	11	16	27	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		1,390,000	(71)	(40)	(111)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		850,000	23	19	42	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		900,000	249	78	327	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		100,000	2	(1)	1	0	0
Pay(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	03/19/2030	SGD	590	(1)	(2)	(3)	2	0
Pay(6)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030	THB	43,590	(5)	6	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$12,100	62	58	120	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		17,450	75	(84)	(9)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		4,520	(47)	49	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026		39,600	193	263	456	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	04/02/2026		22,300	(217)	(247)	(464)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		19,800	66	87	153	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		24,300	(117)	(46)	(163)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		7,300	0	116	116	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		4,100	24	124	148	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/30/2028		16,500	(6)	(44)	(50)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		200	2	(4)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		1,205	(3)	(14)	(17)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.740	Annual	05/31/2029		2,000	1	21	22	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.830	Annual	05/31/2029		2,000	(9)	24	15	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		300	27	6	33	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		26,400	117	390	507	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		33,100	(44)	(402)	(446)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		7,860	6	98	104	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		700	(2)	(25)	(27)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		883	(3)	(11)	(14)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		2,700	5	74	79	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		3,600	32	(119)	(87)	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.790	Annual	10/31/2031		200	(1)	4	3	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031		2,200	(1)	43	42	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		47,100	(42)	(839)	(881)	0	(46)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		2,600	28	289	317	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,500	273	142	415	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,200	(293)	(73)	(366)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		3,200	155	125	280	4	0

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.760%	Annual	08/23/2033		$3,477	$(14)	$(77)	$(91)	$0	$(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		2,000	(8)	(37)	(45)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		4,141	(15)	(48)	(63)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		986	(4)	9	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		833	(3)	8	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		703	(3)	8	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		706	(3)	7	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		569	(2)	7	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		406	(1)	11	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		800	(4)	(7)	(11)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		944	(4)	7	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		1,014	(4)	13	9	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,690	(100)	(14)	(114)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		12,850	781	(226)	555	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		1,129	(5)	59	54	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		321	(1)	(14)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		643	(3)	(26)	(29)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		242	(1)	(10)	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		7,850	186	550	736	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		2,008	(9)	(47)	(56)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		1,200	(4)	(44)	(48)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		1,800	73	(62)	11	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		1,193	(4)	(23)	(27)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		796	(3)	(15)	(18)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		1,194	(4)	(18)	(22)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		1,180	(3)	(4)	(7)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		1,187	(3)	0	(3)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		19,558	332	301	633	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		532	(2)	25	23	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		532	(2)	25	23	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		1,500	(5)	75	70	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		531	(2)	28	26	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		531	(2)	27	25	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		293	(1)	21	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		766	(3)	55	52	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		1,061	(4)	78	74	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		1,000	(3)	(48)	(51)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		1,000	(3)	(47)	(50)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		1,000	(4)	(42)	(46)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,600	(47)	118	71	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		4,500	10	(130)	(120)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		900	(232)	(116)	(348)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	63	53	116	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.622	Annual	11/15/2052		4,000	38	193	231	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.690	Annual	11/15/2052		200	(3)	12	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,500	286	475	761	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		212	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		5,490	410	253	663	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		9,900	18	(858)	(840)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		2,916	(24)	(197)	(221)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		400	16	15	31	0	0
Pay	1-Year BRL-CDI	9.955	Maturity	01/02/2029	BRL	7,200	(32)	(131)	(163)	0	(1)
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2029		5,530	0	(70)	(70)	0	0
Receive	1-Year BRL-CDI	12.380	Maturity	01/02/2029		7,900	0	91	91	0	0
Receive(6)	3-Month CNY-CNREPOFIX	1.750	Quarterly	03/19/2030	CNY	7,860	(9)	(9)	(18)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.550	Quarterly	03/18/2029	COP	21,830,600	136	55	191	3	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	2,900	22	1	23	4	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029		318	(1)	12	11	1	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		324	0	(13)	(13)	0	0
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029		5,577	(165)	70	(95)	0	(10)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		3,600	49	1	50	9	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		200	(1)	11	10	1	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		177	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		177	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		6,550	54	37	91	19	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		5,175	(17)	(106)	(123)	0	(25)
Receive	3-Month ILS-TELBOR	3.930	Annual	03/21/2029	ILS	14,000	47	(130)	(83)	0	(5)
Receive(6)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030	KRW	2,461,960	(9)	(15)	(24)	0	0
Pay	3-Month ZAR-JIBAR	8.750	Quarterly	03/20/2029	ZAR	50,500	95	18	113	3	0
Pay	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		10,100	20	1	21	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month AUD-BBR-BBSW	4.500%	Semi-Annual	03/20/2034	AUD	5,700	$45	$9	$54	$15	$0
Receive	6-Month CLP-CHILIBOR	5.070	Semi-Annual	03/04/2026	CLP	5,100,000	0	(11)	(11)	0	(2)
Pay	6-Month CLP-CHILIBOR	5.025	Semi-Annual	03/18/2026		5,100,000	0	10	10	2	0
Pay	6-Month CLP-CHILIBOR	4.390	Semi-Annual	10/01/2029		463,400	(1)	(16)	(17)	0	0
Receive	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029	CZK	100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	332	(1)	15	14	1	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		383	(1)	(14)	(15)	0	(1)
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		567	(1)	(13)	(14)	0	(1)
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		364	(1)	(9)	(10)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		242	0	(7)	(7)	0	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		10,400	(1,067)	(421)	(1,488)	22	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		201	(1)	16	15	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		110	0	(9)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		119	0	(8)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		158	(1)	(9)	(10)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		217	(1)	(11)	(12)	0	(1)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		707	(3)	(34)	(37)	0	(2)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		485	(2)	(20)	(22)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		283	(1)	(13)	(14)	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		282	(1)	(9)	(10)	0	(1)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		200	(1)	10	9	1	0
Receive	6-Month HUF-BBR	6.200	Annual	03/20/2029	HUF	147,200	(9)	3	(6)	0	0
Pay	6-Month PLN-WIBOR	5.020	Annual	03/21/2029	PLN	3,400	13	7	20	0	0
Pay	28-Day MXN-TIIE	8.835	Lunar	12/23/2025	MXN	24,000	0	(10)	(10)	0	0
Pay(6)	28-Day MXN-TIIE	8.835	Lunar	03/13/2029		24,000	(8)	(6)	(14)	0	0
Receive	28-Day MXN-TIIE	9.050	Lunar	12/12/2029		45,800	(35)	48	13	0	0
Receive	CAONREPO	3.500	Semi-Annual	12/18/2026	CAD	4,300	(50)	7	(43)	0	(2)
Receive	CAONREPO	3.500	Semi-Annual	06/19/2029		4,800	3	(115)	(112)	0	(4)
Receive	CAONREPO	3.250	Semi-Annual	12/18/2029		5,400	(113)	19	(94)	0	(5)

							$1,330	$(296)	$1,034	$270	$(243)

Total Swap Agreements							$1,347	$(303)	$1,044	$270	$(243)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$157	$152	$270	$579	$(40)	$(18)	$(243)	$(301)

(h)

Securities with an aggregate market value of $2,365 and cash of $3,922 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2025	CAD	403		$280	$0	$(1)
	01/2025	NZD	6,336		3,732	187	0
	01/2025		$453	SGD	609	0	(7)

BOA	01/2025	CAD	372		$266	7	0
	01/2025	IDR	708,020		44	1	0
	01/2025		$600	CNH	4,343	0	(8)
	01/2025		1,697	CNY	12,180	0	(9)
	01/2025		990	JPY	150,979	0	(30)
	01/2025		49	KRW	68,693	0	(2)
	01/2025		325	SEK	3,555	0	(4)
	01/2025		619	SGD	834	0	(8)
	02/2025	CNH	40,752		$5,602	45	0
	02/2025		$21	HKD	161	0	0
	03/2025	MXN	17,783		$866	24	0

BPS	01/2025	BRL	37,289		6,548	512	0
	01/2025	CNH	4,026		554	6	0
	01/2025	COP	663,445		150	0	0
	01/2025	CZK	10,588		445	9	0
	01/2025	EUR	705		747	17	0
	01/2025	IDR	4,868,087		308	7	0
	01/2025	INR	50,872		595	2	0
	01/2025	KRW	346,963		235	1	(1)
	01/2025	PHP	2,960		50	0	(1)
	01/2025	PLN	2,044		502	7	0
	01/2025	TWD	7,690		241	7	0
	01/2025		$6,022	BRL	37,289	14	0
	01/2025		250	CAD	354	0	(4)
	01/2025		118	CNH	859	0	(1)
	01/2025		303	COP	1,328,289	0	(3)
	01/2025		93	IDR	1,498,227	1	(1)
	01/2025		264	INR	22,357	0	(4)
	01/2025		151	KRW	209,978	0	(8)
	01/2025		523	SGD	703	0	(8)
	01/2025		1,151	ZAR	20,424	0	(70)
	02/2025		216	CNH	1,566	0	(3)
	03/2025	COP	4,393,038		$994	7	0
	03/2025	IDR	715,120		44	0	0
	03/2025	ILS	1,066		297	3	0
	03/2025	MXN	14,173		688	17	0
	03/2025		$149	COP	663,446	0	0
	03/2025		187	INR	16,115	0	0
	03/2025		187	KRW	276,554	1	0
	04/2025		6	TWD	180	0	0
	05/2025	CNH	187		$26	0	0
	05/2025		$70	CNH	503	0	(1)

BRC	01/2025	AUD	92		$60	3	0
	01/2025	BRL	2,041		330	0	(1)
	01/2025	CAD	5,601		3,977	79	0
	01/2025	CHF	45		50	0	0
	01/2025	CLP	48,535		50	1	0
	01/2025	CNH	1,340		185	2	0
	01/2025	COP	440,991		100	0	0
	01/2025	GBP	3,791		4,772	27	0
	01/2025	IDR	10,254,648		644	9	0
	01/2025	MYR	15,482		3,499	42	0
	01/2025	NOK	1,035		91	0	0
	01/2025	NZD	86		50	2	0
	01/2025	PEN	187		50	0	0
	01/2025	TRY	18,486		493	0	(20)
	01/2025	TWD	1,625		50	1	0
	01/2025		$330	BRL	2,041	0	0
	01/2025		316	CHF	278	0	(9)
	01/2025		250	COP	1,098,650	1	(1)
	01/2025		1,189	EUR	1,128	0	(20)
	01/2025		144	IDR	2,267,541	0	(4)
	01/2025		100	INR	8,438	0	(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2025		$943	JPY	140,940	$0	$(47)
	01/2025		309	KRW	433,010	0	(16)
	01/2025		150	MXN	3,069	0	(3)
	01/2025		84	PLN	343	0	(1)
	01/2025		304	TRY	11,366	13	0
	01/2025		875	TWD	28,043	0	(23)
	01/2025		178	ZAR	3,311	0	(3)
	02/2025	BRL	2,041		$329	0	0
	02/2025	TRY	7,322		193	0	(3)
	02/2025		$142	JPY	22,248	0	0
	02/2025		228	TRY	8,588	4	0
	03/2025	ILS	3,113		$874	16	0
	03/2025	MYR	224		50	0	0
	03/2025		$50	MYR	224	0	0
	03/2025		737	TRY	28,072	10	0
	07/2025		108		4,900	9	0

BSH	03/2025	CLP	545,797		$560	12	0
	04/2025	BRL	20,900		3,702	369	0

CBK	01/2025		1,250		202	0	0
	01/2025	IDR	786,973		49	1	0
	01/2025	INR	156,373		1,834	10	0
	01/2025	KRW	247,703		171	3	0
	01/2025	MXN	500		25	1	0
	01/2025	PEN	2,094		556	0	(1)
	01/2025	THB	1,701		50	0	0
	01/2025	TWD	17,777		559	18	0
	01/2025		$205	BRL	1,250	0	(3)
	01/2025		450	CAD	648	1	0
	01/2025		7	CNH	50	0	0
	01/2025		101	CZK	2,430	0	(1)
	01/2025		329	IDR	5,218,993	0	(6)
	01/2025		1,727	INR	146,063	0	(23)
	01/2025		697	KRW	967,370	0	(41)
	02/2025	PHP	11,482		$198	1	0
	02/2025		$101	THB	3,459	0	0
	03/2025	IDR	870,891		$54	0	0
	03/2025		$1,834	INR	157,075	0	(13)
	03/2025		122	KRW	178,552	0	(1)

CIB	01/2025		155	TWD	5,022	0	(2)

DUB	01/2025	INR	4,266		$50	0	0
	01/2025	PLN	985		241	2	0
	01/2025		$1,068	KRW	1,493,712	0	(56)
	02/2025	THB	35,696		$1,063	13	0
	02/2025		$204	THB	6,941	1	0

FAR	01/2025	BRL	35,738		$5,771	0	(14)
	01/2025	NZD	86		51	3	0
	01/2025	TWD	140		4	0	0
	01/2025		$3,722	AUD	5,735	0	(172)
	01/2025		5,808	BRL	35,738	0	(23)
	02/2025	BRL	35,927		$5,808	28	0
	03/2025	COP	10,462,589		2,355	5	0

GLM	01/2025	IDR	5,851,791		367	6	0
	01/2025	MXN	1,043		50	0	0
	01/2025	PLN	914		225	3	0
	01/2025	TWD	5,438		169	3	0
	01/2025		$50	CLP	48,846	0	(1)
	01/2025		66	IDR	1,029,850	0	(2)
	01/2025		198	KRW	272,032	0	(14)
	02/2025	MXN	13,212		$649	20	0
	02/2025		$5,970	BRL	34,444	0	(428)
	03/2025	CLP	1,714,748		$1,754	31	0
	03/2025	ILS	183		50	0	0
	03/2025		$2,083	BRL	12,269	0	(119)
	03/2025		6	ILS	21	0	0
	04/2025	BRL	18,400		$3,299	365	0
	10/2025		17,000		2,775	196	0

IND	01/2025		$409	DKK	2,896	0	(7)

JPM	01/2025	CNH	263		$36	1	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2025	HUF	50,372		$128	$2	$0
	01/2025	PLN	1,484		365	5	0
	01/2025	TWD	2,864		88	1	0
	01/2025		$150	CLP	148,995	0	0
	01/2025		41	IDR	646,526	0	(1)
	01/2025		244	INR	20,683	0	(3)
	01/2025		831	JPY	124,376	0	(39)
	01/2025		48	KRW	70,311	0	(1)
	01/2025		14	SGD	20	0	0
	02/2025	PHP	8,362		$143	0	0
	05/2025	TRY	398		9	0	(1)
	05/2025		$167	TRY	7,406	19	0

MBC	01/2025	AUD	2,796		$1,815	85	0
	01/2025	CHF	5,746		6,548	210	0
	01/2025	CNH	1,205		166	2	0
	01/2025	EUR	1,824		1,922	32	0
	01/2025	IDR	819,850		50	0	(1)
	01/2025	INR	6,746		79	0	0
	01/2025	JPY	97,400		652	33	0
	01/2025	PLN	1,687		414	5	0
	01/2025	SEK	13,251		1,216	18	0
	01/2025	THB	1,712		50	0	0
	01/2025	TWD	282		9	0	0
	01/2025		$50	CAD	70	0	(1)
	01/2025		414	CHF	371	0	(5)
	01/2025		119	CNH	863	0	(1)
	01/2025		211	INR	17,844	0	(3)
	01/2025		911	KRW	1,266,769	0	(53)
	01/2025		86	NOK	949	0	(2)
	01/2025		859	SGD	1,149	0	(17)
	02/2025	THB	10,186		$302	2	0
	02/2025		$254	CNH	1,855	0	(1)
	02/2025		18	HKD	140	0	0
	03/2025	ILS	992		$279	6	0
	03/2025		$79	INR	6,781	0	0
	04/2025		9	TWD	280	0	0
	05/2025	CNH	98		$14	0	0
	05/2025		$70	CNH	508	0	(1)

MYI	01/2025	INR	3,555		$42	0	0
	01/2025		$138	DKK	976	0	(2)
	01/2025		298	GBP	238	0	0
	01/2025		229	IDR	3,616,413	0	(5)
	02/2025		77	TRY	2,898	2	0

RBC	01/2025	BRL	619		$100	0	0
	01/2025		$100	BRL	619	0	0
	01/2025		498	INR	42,198	0	(6)
	01/2025		171	TWD	5,526	0	(3)
	02/2025		266	JPY	41,595	0	0

SCX	01/2025	CHF	53		$60	2	0
	01/2025	CNH	130		18	0	0
	01/2025	EUR	159		165	1	0
	01/2025	IDR	6,301,655		399	10	0
	01/2025	KRW	45,508		31	0	0
	01/2025	TWD	2,155		67	2	0
	01/2025		$100	CAD	143	0	0
	01/2025		412	GBP	325	0	(6)
	01/2025		495	INR	41,833	0	(7)
	01/2025		181	SGD	243	0	(3)
	02/2025		334	JPY	52,318	0	0
	03/2025		31	KRW	45,394	0	0
	04/2025		5	TWD	148	0	0
	05/2025		146	CNH	1,054	0	(2)

SOG	01/2025	BRL	1,122		$184	2	0
	01/2025	PLN	3,154		776	13	0
	01/2025		$181	BRL	1,122	0	0

SSB	01/2025	IDR	3,546,591		$222	3	0
	01/2025	KRW	72,177		50	1	0
	01/2025		$50	INR	4,241	0	(1)
TOR	01/2025		1,585	JPY	238,445	0	(68)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

UAG	01/2025	PLN	1,244		$306	$5	$0
	01/2025		$2,363	NOK	26,266	0	(56)

Total Forward Foreign Currency Contracts						$2,648	$(1,543)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.100%	02/07/2025	16,500	$21	$20

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.100	02/07/2025	14,400	17	18

Total Purchased Options							$38	$38

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	234.812	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	5,600	$(255)	$(136)

Total Written Options						$(255)	$(136)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$2,200	$(65)	$67	$2	$0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	10,995	(678)	685	7	0

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,600	(317)	328	11	0

SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,600	(4)	5	1	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,800	(110)	114	4	0

						$(1,174)	$1,199	$25	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month MYR-KLIBOR(2)	3.500%	Quarterly	03/19/2030	MYR	5,530	$6	$(8)	$0	$(2)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Pay	MLPIPOWR Index	13,107	4.60% (FEDL01 plus a specified spread)	Monthly	03/05/2025	$	1,412	$0	$6	$6	$0

BRC	Receive	BCPMXWO Index(8)	1,582,696	5.080% (FEDL01 plus a specified spread)	Monthly	10/01/2025		174,668	0	(163)	0	(163)

MYI	Receive	DWRTFT Index	143	4.770% (FEDL01 plus a specified spread)	Monthly	05/07/2025		1,942	0	(9)	0	(9)
	Receive	DWRTFT Index	115	4.920% (FEDL01 plus a specified spread)	Monthly	06/11/2025		1,561	0	(7)	0	(7)

									$0	$(173)	$6	$(179)

Total Swap Agreements									$(1,168)	$1,018	$31	$(181)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$187	$0	$0	$187	$(8)	$0	$0	$(8)	$179	$0	$179
BOA	77	0	6	83	(61)	0	0	(61)	22	0	22
BPS	611	0	0	611	(105)	0	(2)	(107)	504	(480)	24
BRC	219	0	0	219	(153)	0	(163)	(316)	(97)	1,355	1,258
BSH	381	0	0	381	0	0	0	0	381	(270)	111
CBK	35	20	0	55	(89)	0	0	(89)	(34)	0	(34)
CIB	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
DUB	16	0	0	16	(56)	0	0	(56)	(40)	0	(40)
FAR	36	0	0	36	(209)	0	0	(209)	(173)	0	(173)
GLM	624	18	0	642	(564)	(136)	0	(700)	(58)	(290)	(348)
GST	0	0	9	9	0	0	0	0	9	0	9
IND	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)
JPM	28	0	0	28	(45)	0	0	(45)	(17)	0	(17)
MBC	393	0	0	393	(85)	0	0	(85)	308	(260)	48
MYC	0	0	11	11	0	0	0	0	11	2	13
MYI	2	0	0	2	(7)	0	(16)	(23)	(21)	328	307
RBC	0	0	0	0	(9)	0	0	(9)	(9)	0	(9)
SAL	0	0	1	1	0	0	0	0	1	0	1
SCX	15	0	0	15	(18)	0	0	(18)	(3)	0	(3)
SOG	15	0	0	15	0	0	0	0	15	0	15
SSB	4	0	0	4	(1)	0	0	(1)	3	0	3
TOR	0	0	0	0	(68)	0	0	(68)	(68)	0	(68)
UAG	5	0	4	9	(56)	0	0	(56)	(47)	0	(47)

Total Over the Counter	$2,648	$38	$31	$2,717	$(1,543)	$(136)	$(181)	$(1,860)

(j)

Securities with an aggregate market value of $1,685 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

(8)	The following table represents the top 50 individual positions and related values within the total return basket swap as of December 31, 2024:

Referenced Entity	% of Index	Value
Communication Services
Alphabet Inc	4.9%	$8,559
Electronic Arts, Inc.	0.5	873
Meta Platforms, Inc.	3.4	5,939
Verizon Communiccations, Inc.	0.5	873
Other Communication Services	0.9	1,572

Total Communication Services		$17,816

Consumer Discretionary
Amazon.com, Inc.	3.8%	$6,637
Booking Holdings, Inc.	2.0	3,493
Lowe’s Companies, Inc.	0.6	1,048
Mercadolibre, Inc.	0.5	873
Other Consumer Discretionary	3.5	6,113

Total Consumer Discretionary		$18,164

Consumer Staples
Altria Group, Inc.	1.3%	$2,271
British American Tobacco PLC	0.9	1,572
Kimberly-Clark Corp.	0.6	1,048
Philip Morris International, Inc.	1.0	1,747
Other Consumer Staples	1.2	2,096

Total Consumer Staples		$8,734

Energy
Other Energy	1.3%	$2,271

Total Energy		$2,271

Financials
3i Group PLC	0.6%	$1,048
American Express Co.	1.5	2,620
Ameriprise Financial, Inc.	0.7	1,223
Banco Bilbao Vizcaya Argentaria S.A.	0.8	1,397
Banco Santander S.A.	1.1	1,921
Goldman Sachs Group, Inc.	0.9	1,572
Intesa Sanpaolo SpA	0.9	1,572
Muenchener Rueckversicherungs-Gesellschaft AG	0.6	1,048
Wells Fargo & Co.	1.0	1,747
Other Financials	8.9	15,546

Total Financials		$29,694

Referenced Entity	% of Index	Value
Health Care
Gilead Sciences, Inc.	1.6%	$2,795
HCA Healthcare, Inc.	0.8	1,397
Johnson & Johnson	1.1	1,921
Medtronic PLC	1.3	2,271
Merck & Co., Inc.	0.7	1,223
Novartis AG	1.2	2,096
Other Health Care	2.3	4,017

Total Health Care		$15,720

Industrials
ABB Ltd.	1.3%	$2,271
Bae Systems PLC	0.6	1,048
Caterpillar, Inc.	0.8	1,397
Compagnie De Saint-Gobain	0.6	1,048
Lockheed Martin Corp.	1.5	2,620
Other Industrials	6.9	12,053

Total Industrials		$20,437

Materials
BHP Group Limited	0.8%	$1,397
Holcim Ltd.	0.7	1,223
Other Materials	0.8	1,397

Total Materials		$4,017

Real Estate
Crown Castle International Corp.	0.6%	$1,048
Simon Property Group, Inc.	0.8	1,397
Other Real Estate	1.2	2,096

Total Real Estate		$4,541

Technology
Adobe, Inc.	1.1%	$1,921
Apple Inc.	3.6	6,288
Applied Materials, Inc.	0.9	1,572
Cisco Systems, Inc.	1.4	2,445
Fortinet, Inc.	0.9	1,572
Intuit, Inc.	0.9	1,572
KLA Corp.	1.0	1,747
Lam Research Corp.	1.0	1,747
Microsoft Corp.	4.6	8,035
NVIDIA Corp.	3.3	5,764
Paypal Holdings, Inc.	1.1	1,921
QUALCOMM, Inc.	2.4	4,192
SAP SE	0.6	1,048
Other Technology	6.3	11,005

Total Technology		$50,829

Utilities
Other Utilities	1.4%	$2,445

Total Utilities		$2,445

Total Value		$174,668

Represents positions not identified as a top 50 component or as having an individual notional value less than 1% of the notional of the total return swap, as of December 31, 2024.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$157	$0	$0	$157
Futures	0	0	21	0	131	152
Swap Agreements	0	0	0	0	270	270

	$0	$0	$178	$0	$401	$579

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,648	$0	$2,648
Purchased Options	0	0	0	0	38	38
Swap Agreements	0	25	6	0	0	31

	$0	$25	$6	$2,648	$38	$2,717

	$0	$25	$184	$2,648	$439	$3,296

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$40	$0	$0	$40
Futures	0	0	7	0	11	18
Swap Agreements	0	0	0	0	243	243

	$0	$0	$47	$0	$254	$301

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,543	$0	$1,543
Written Options	0	0	0	0	136	136
Swap Agreements	0	0	179	0	2	181

	$0	$0	$179	$1,543	$138	$1,860

	$0	$0	$226	$1,543	$392	$2,161

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$1,004	$0	$0	$1,004
Written Options	0	0	(381)	0	53	(328)
Futures	(127)	0	24,847	0	(1,262)	23,458
Swap Agreements	0	200	0	0	(712)	(512)

	$(127)	$200	$25,470	$0	$(1,921)	$23,622

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,176	$0	$2,176
Purchased Options	0	0	196	0	(115)	81
Written Options	0	0	0	0	251	251
Swap Agreements	193	144	691	0	(6)	1,022

	$193	$144	$887	$2,176	$130	$3,530

	$66	$344	$26,357	$2,176	$(1,791)	$27,152

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	23

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)	December 31, 2024

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(21)	$0	$0	$(21)
Written Options	0	0	16	0	0	16
Futures	(1)	0	(5,189)	0	(83)	(5,273)
Swap Agreements	0	(82)	0	0	(228)	(310)

	$(1)	$(82)	$(5,194)	$0	$(311)	$(5,588)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,636	$0	$3,636
Purchased Options	0	0	0	0	112	112
Written Options	0	0	0	0	70	70
Swap Agreements	11	24	(162)	0	(13)	(140)

	$11	$24	$(162)	$3,636	$169	$3,678

	$10	$(58)	$(5,356)	$3,636	$(142)	$(1,910)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$118	$0	$118
Convertible Bonds & Notes
Industrials	0	878	0	878
U.S. Government Agencies	0	25,959	0	25,959
U.S. Treasury Obligations	0	14,046	0	14,046
Non-Agency Mortgage-Backed Securities	0	7,293	0	7,293
Asset-Backed Securities
Automobile ABS Other	0	184	0	184
Automobile Sequential	0	7,906	0	7,906
Credit Card Bullet	0	2,626	0	2,626
Home Equity Other	0	9,239	0	9,239
Home Equity Sequential	0	6,185	0	6,185
Manufacturing House ABS Other	0	457	0	457
Whole Loan Collateral	0	2,093	0	2,093
Other ABS	0	12,001	0	12,001
Sovereign Issues	0	20,126	0	20,126
Common Stocks
Information Technology	6,705	0	0	6,705
Utilities	1,598	0	0	1,598
Short-Term Instruments
Commercial Paper	0	5,588	0	5,588
U.S. Treasury Bills	0	396	0	396

	$8,303	$115,095	$0	$123,398

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Mutual Funds	$121,134	$0	$0	$121,134
Short-Term Instruments
Central Funds Used for Cash Management Purposes	66,012	0	0	66,012

	$187,146	$0	$0	$187,146

Total Investments	$195,449	$115,095	$0	$310,544

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	67	512	0	579
Over the counter	0	2,717	0	2,717

	$67	$3,229	$0	$3,296

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	(283)	0	(301)
Over the counter	0	(1,860)	0	(1,860)

	$(18)	$(2,143)	$0	$(2,161)

Total Financial Derivative Instruments	$49	$1,086	$0	$1,135

Totals	$195,498	$116,181	$0	$311,679

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	December 31, 2024

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Global Managed Asset Allocation Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”).

The Portfolio has established a Cayman Islands exempted company (the “Subsidiary”), which is wholly-owned and controlled by the Portfolio. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio managers as a team. The financial information in the form of the portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	25

Notes to Financial Statements	(Cont.)

appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2024, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of

Operations. The Portfolio may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

26	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s consolidated financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s consolidated financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s consolidated financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	27

Notes to Financial Statements	(Cont.)

amendments. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280 (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s consolidated financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to

28	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	29

Notes to Financial Statements	(Cont.)

inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these

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factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Income Fund	$0	$30,619	$0	$0	$(253)	$30,366	$301	$0

PIMCO Investment Grade Credit Bond Fund	24,684	703	(25,642)	(3,435)	3,690	0	788	0

PIMCO Preferred and Capital Securities Fund	3,177	0	(3,259)	327	(245)	0	0	0

PIMCO Short Asset Portfolio	52,045	33,600	(34,678)	(628)	1,713	52,052	2,998	0

PIMCO Short-Term Floating NAV Portfolio III	52,748	292,266	(331,100)	90	(44)	13,960	2,794	0

PIMCO Total Return Fund	0	92,109	0	0	(1,341)	90,768	691	0

Totals	$132,654	$449,297	$(394,679)	$(3,646)	$3,520	$187,146	$7,572	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the

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characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Portfolio as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so to the extent the Portfolio invests in REITs, the Portfolio will bear its proportionate share of the costs of the REITs’ operations.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.

Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required

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Notes to Financial Statements	(Cont.)

collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial

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derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the

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Notes to Financial Statements	(Cont.)

amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Funds use a specified exchange-traded fund as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indexes (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

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Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on

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Notes to Financial Statements	(Cont.)

corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Allocation Risk is the risk that the Portfolio could lose money as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Acquired

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Funds to achieve their investment objectives. In addition, the Portfolio’s performance will be reduced by the Portfolio’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, issuer and liquidity risks. Distressed companies may be engaged in restructurings or bankruptcy proceedings, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation or interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and

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Notes to Financial Statements	(Cont.)

regulatory developments. Investments in commodities can also present risks associated with delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Portfolio to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. The Portfolio’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the Subsidiary will be achieved.

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Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

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Notes to Financial Statements	(Cont.)

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the

Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master

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Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements	(Cont.)

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.90%	0.05%	0.05%	0.05%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2024, there were no recoverable amounts.

44	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders. The Portfolio also indirectly pays its proportionate share of the Investment Advisory Fees, Supervisory and Administrative Fees and management fees charged by PIMCO to the Underlying PIMCO Funds and, to the extent not included among the Underlying PIMCO Funds, funds of PIMCO ETF Trust in which the Portfolio invests (collectively, “Underlying PIMCO Fund Fees”).

PIMCO has contractually agreed, through May 1, 2025, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the Underlying PIMCO Funds Fees indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds (for purposes of this expense reduction, this term includes funds of PIMCO ETF Trust), up to a maximum waived amount that is equal to the Portfolio’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, the amount waived and/or reimbursed was $199,582.

PIMCO Cayman Commodity Portfolio II Ltd. (the “Commodity Subsidiary”), has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Portfolio’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/

or Reimbursement by PIMCO. As of December 31, 2024, the amount waived and/or reimbursed was $138,937. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$1,174,504	$1,229,899	$240,506	$116,778

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	45

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2024		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	11	$107	13	$109

Administrative Class	83	831	94	845

Advisor Class	374	3,706	361	3,206
Issued as reinvestment of distributions

Institutional Class	5	51	4	32

Administrative Class	15	148	11	96

Advisor Class	1,035	10,301	721	6,572
Cost of shares redeemed

Institutional Class	(23)	(228)	(11)	(89)

Administrative Class	(116)	(1,138)	(177)	(1,576)

Advisor Class	(5,656)	(56,147)	(5,835)	(51,971)

Net increase (decrease) resulting from Portfolio share transactions	(4,272)	$(42,369)	(4,819)	$(42,776)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 82% of the Portfolio.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on November 21, 2008, as a wholly-owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 0.2% of the Portfolio’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for

46	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in its Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of its Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in its Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in its Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by Commodity Subsidiary, such loss is not generally available to offset the income earned by such Commodity

Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in the Portfolio’s prospectus.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Global Managed Asset Allocation Portfolio	$4,309	$0	$(8,555)	$0	$(20,789)	$0	$0	$(25,035)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	47

Notes to Financial Statements	(Cont.)	December 31, 2024

(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, interest accrued on defaulted securities, and short positions.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Global Managed Asset Allocation Portfolio	$5,187	$15,602

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Global Managed Asset Allocation Portfolio	$321,919	$12,590	$(21,033)	$(8,443)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, interest accrued on defaulted securities, and short positions.

For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2024			December 31, 2023

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Global Managed Asset Allocation Portfolio	$10,500	$0	$0	$6,700	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

48	PIMCO VARIABLE INSURANCE TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Global Managed Asset Allocation Portfolio

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of PIMCO Global Managed Asset Allocation Portfolio and its subsidiary (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2024, the related consolidated statement of operations for the year ended December 31, 2024, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2025

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	49

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris

BSS	Banco Santander S.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank

CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

CAD	Canadian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso

CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty

CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht

COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira

CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar

DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BCPMXWO	Barclays Custom Equity Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	SIBCSORA	Singapore Overnight Rate Average

BOBL	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	SOFR	Secured Overnight Financing Rate

CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SONIO	Sterling Overnight Interbank Average Rate

CMBX	Commercial Mortgage-Backed Index	MLPIPOWR	Bank of America Custom Equity Index	SPI 200	Australian Equity Futures Index

CNREPOFIX	China Fixing Repo Rates 7-Day	MUTKCALM	Tokyo Overnight Average Rate	TOPIX	Tokyo Price Index

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	S&P 500	Standard & Poor’s 500 Index

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind

ADR	American Depositary Receipt	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt

BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TELBOR	Tel Aviv Inter-Bank Offered Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MIBOR	Mumbai Interbank Offered Rate	THOR	Thai Overnight Baht Repurchase Rate

CHILIBOR	Chile Interbank Offered Rate	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate

DAC	Designated Activity Company	OIS	Overnight Index Swap

50	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Global Managed Asset Allocation Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0891	$0.0000	$0.0000	$0.0891

December 2024	$0.1116	$0.0000	$0.0000	$0.1116

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0855	$0.0000	$0.0000	$0.0855

December 2024	$0.1073	$0.0000	$0.0000	$0.1073

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0827	$0.0000	$0.0000	$0.0827

December 2024	$0.1039	$0.0000	$0.0000	$0.1039

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	51

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2024 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†	163(j) Interest Dividends (000s)†

PIMCO Global Managed Asset Allocation Portfolio	1.43%	1.59%	$4,739	$0	$4,192

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO Global Managed Asset Allocation Portfolio	0%

52	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	53

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal — Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	949,229,696.72	37,613,000.38

Kimberley G. Stafford†	952,414,717.16	34,427,979.95

Michael J. Berchtold	950,347,922.59	36,494,774.51

Jennifer Holden Dunbar	951,845,039.31	34,997,657.79

Kym M. Hubbard	950,843,616.44	35,999,080.66

Gary F. Kennedy	947,019,229.39	39,823,467.72

Anne K. Kratky	951,478,646.42	35,364,050.69

Steven Lipiner	949,338,055.21	37,504,641.90

Peter B. McCarthy	946,730,272.43	40,112,424.68

Ronald C. Parker	946,733,280.95	40,109,416.16

†	Interested Trustee

54	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2025.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	55

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

requested and received supplemental information, including information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. Investment Performance

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 (the

56	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

“Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the five-year period ended March 31, 2024, and underperformed their respective performance indexes over the three- and ten-year periods ended March 31, 2024, and that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their performance index since inception for the period ended March 31, 2024. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory

58	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	59

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

60	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITGLBLALLOCFSTMAR_123124

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2024

PIMCO High Yield Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO High Yield Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed“) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023,

which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO High Yield Portfolio	04/30/98	07/01/02	04/30/98	03/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”),

any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the PIMCO High Yield Portfolio	(Cont.)

applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights	PIMCO High Yield Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

12/31/2024	$7.18	$0.43	$0.06	$0.49	$(0.43)	$0.00	$0.00	$(0.43)

12/31/2023	6.77	0.38	0.43	0.81	(0.40)	0.00	0.00	(0.40)

12/31/2022	7.94	0.34	(1.14)	(0.80)	(0.37)	0.00	0.00	(0.37)

12/31/2021	8.01	0.35	(0.05)	0.30	(0.37)	0.00	0.00	(0.37)

12/31/2020	7.95	0.37	0.07	0.44	(0.38)	0.00	0.00	(0.38)
Administrative Class

12/31/2024	7.18	0.42	0.06	0.48	(0.42)	0.00	0.00	(0.42)

12/31/2023	6.77	0.37	0.43	0.80	(0.39)	0.00	0.00	(0.39)

12/31/2022	7.94	0.33	(1.14)	(0.81)	(0.36)	0.00	0.00	(0.36)

12/31/2021	8.01	0.33	(0.05)	0.28	(0.35)	0.00	0.00	(0.35)

12/31/2020	7.95	0.36	0.07	0.43	(0.37)	0.00	0.00	(0.37)
Advisor Class

12/31/2024	7.18	0.41	0.06	0.47	(0.41)	0.00	0.00	(0.41)

12/31/2023	6.77	0.36	0.43	0.79	(0.38)	0.00	0.00	(0.38)

12/31/2022	7.94	0.33	(1.15)	(0.82)	(0.35)	0.00	0.00	(0.35)

12/31/2021	8.01	0.33	(0.05)	0.28	(0.35)	0.00	0.00	(0.35)

12/31/2020	7.95	0.35	0.07	0.42	(0.36)	0.00	0.00	(0.36)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)	Ratio of expenses to average net assets includes line of credit expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$7.24	7.05%	$18,224	0.65	%(e)	0.65	%(e)	0.60%	0.60%	5.95%	76%

7.18	12.38	13,071	0.62	(e)	0.62	(e)	0.60	0.60	5.54	48

6.77	(10.15)	13,791	0.61	(e)	0.61	(e)	0.60	0.60	4.87	16

7.94	3.79	13,115	0.62	(e)	0.62	(e)	0.60	0.60	4.38	29

8.01	5.90	10,147	0.64	(e)	0.64	(e)	0.60	0.60	4.79	31

7.24	6.89	463,597	0.80	(e)	0.80	(e)	0.75	0.75	5.81	76

7.18	12.22	499,307	0.77	(e)	0.77	(e)	0.75	0.75	5.39	48

6.77	(10.28)	533,896	0.76	(e)	0.76	(e)	0.75	0.75	4.69	16

7.94	3.63	691,740	0.77	(e)	0.77	(e)	0.75	0.75	4.21	29

8.01	5.75	764,646	0.79	(e)	0.79	(e)	0.75	0.75	4.65	31

7.24	6.78	20,757	0.90	(e)	0.90	(e)	0.85	0.85	5.71	76

7.18	12.11	17,621	0.87	(e)	0.87	(e)	0.85	0.85	5.28	48

6.77	(10.38)	14,493	0.86	(e)	0.86	(e)	0.85	0.85	4.62	16

7.94	3.53	15,295	0.87	(e)	0.87	(e)	0.85	0.85	4.09	29

8.01	5.64	19,470	0.89	(e)	0.89	(e)	0.85	0.85	4.51	31

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Statement of Assets and Liabilities	PIMCO High Yield Portfolio	December 31, 2024

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$464,091
Investments in Affiliates	29,777
Financial Derivative Instruments
Exchange-traded or centrally cleared	56
Over the counter	605
Deposits with counterparty	2,493
Foreign currency, at value	222
Receivable for investments sold	427
Receivable for Portfolio shares sold	22
Interest and/or dividends receivable	7,144
Dividends receivable from Affiliates	144
Total Assets	504,981

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$242
Financial Derivative Instruments
Exchange-traded or centrally cleared	81
Payable for investments purchased	730
Payable for investments in Affiliates purchased	153
Deposits from counterparty	564
Payable for Portfolio shares redeemed	193
Overdraft due to custodian	114
Accrued investment advisory fees	107
Accrued supervisory and administrative fees	150
Accrued distribution fees	4
Accrued servicing fees	59
Other liabilities	6
Total Liabilities	2,403

Commitments and Contingent Liabilities^

Net Assets	$502,578

Net Assets Consist of:

Paid in capital	$557,070
Distributable earnings (accumulated loss)	(54,492)

Net Assets	$502,578

Net Assets:

Institutional Class	$18,224
Administrative Class	463,597
Advisor Class	20,757

Shares Issued and Outstanding:

Institutional Class	2,517
Administrative Class	64,035
Advisor Class	2,867

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.24
Administrative Class	7.24
Advisor Class	7.24

Cost of investments in securities	$465,955
Cost of investments in Affiliates	$29,745
Cost of foreign currency held	$218
Cost or premiums of financial derivative instruments, net	$4,879

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO High Yield Portfolio

Year Ended December 31, 2024
(Amounts in thousands†)

Investment Income:

Interest	$31,981
Dividends from Investments in Affiliates	1,591
Miscellaneous income	111
Total Income	33,683

Expenses:

Investment advisory fees	1,274
Supervisory and administrative fees	1,783
Distribution and/or servicing fees - Administrative Class	712
Distribution and/or servicing fees - Advisor Class	48
Trustee fees	18
Interest expense	234
Miscellaneous expense	8
Total Expenses	4,077

Net Investment Income (Loss)	29,606

Net Realized Gain (Loss):

Investments in securities	(7,232)
Investments in Affiliates	14
Exchange-traded or centrally cleared financial derivative instruments	2,685
Over the counter financial derivative instruments	2,546
Short sales	3
Foreign currency	(33)

Net Realized Gain (Loss)	(2,017)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	8,029
Investments in Affiliates	26
Exchange-traded or centrally cleared financial derivative instruments	(740)
Over the counter financial derivative instruments	(863)
Foreign currency assets and liabilities	(11)

Net Change in Unrealized Appreciation (Depreciation)	6,441

Net Increase (Decrease) in Net Assets Resulting from Operations	$34,030

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Statements of Changes in Net Assets	PIMCO High Yield Portfolio

(Amounts in thousands†)	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$29,606	$29,023
Net realized gain (loss)	(2,017)	(26,704)
Net change in unrealized appreciation (depreciation)	6,441	58,717

Net Increase (Decrease) in Net Assets Resulting from Operations	34,030	61,036

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(956)	(711)
Administrative Class	(27,721)	(28,889)
Advisor Class	(1,107)	(1,036)

Total Distributions(a)	(29,784)	(30,636)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(31,667)	(62,581)

Total Increase (Decrease) in Net Assets	(27,421)	(32,181)

Net Assets:

Beginning of year	529,999	562,180
End of year	$502,578	$529,999

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO High Yield Portfolio	December 31, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 7.7%

Alliant Holdings Intermediate LLC
7.106% due 09/19/2031 ~	$1,133	$1,137

American Airlines, Inc.
9.629% due 04/20/2028 ~	1,050	1,080

Boost Newco Borrower LLC
6.829% due 01/31/2031 ~	790	796

Boxer Parent Co., Inc.
8.335% due 07/30/2031 ~	1,188	1,199

Caesars Entertainment, Inc.
6.607% due 02/06/2030 ~	907	909
6.607% due 02/06/2031 ~	993	996

Carnival Corp.
7.107% due 08/08/2027 ~	140	141
7.107% due 10/18/2028 ~	1,820	1,836

Covanta Holding Corp.
7.024% due 11/30/2028 ~	1,291	1,294

CP Atlas Buyer, Inc.
8.207% due 11/23/2027 ~	995	972

Da Vinci Purchaser Corp.
7.857% due 01/08/2027 ~	955	960

Delta Topco, Inc.
7.884% due 11/30/2029 ~	498	502

EP Purchaser LLC
11.000% (EUR003M + 4.500%) due 11/06/2028 ~	100	100

Fertitta Entertainment LLC
7.857% due 01/27/2029 ~	373	375

Foundation Building Materials Holding Co. LLC
8.585% due 01/29/2031 ~	796	786

IRB Holding Corp.
6.857% due 12/15/2027 ~	1,382	1,386

Jane Street Group LLC
6.395% due 12/15/2031 ~	275	274

JetBlue Airways Corp.
9.854% due 08/27/2029 ~	1,397	1,410

Johnstone Supply LLC
6.875% due 06/09/2031 ~	100	100

Lifepoint Health, Inc.
8.406% due 05/17/2031 ~	345	347

Marriott Ownership Resorts, Inc.
6.607% due 04/01/2031 ~	871	872

Medline Borrower LP
6.607% due 10/23/2028 ~	100	100

Modena Buyer LLC
8.857% due 07/01/2031 ~	1,400	1,359

Motion Finco SARL
7.829% due 11/12/2029 ~	399	395

Nouryon Finance BV
7.657% due 04/03/2028 ~	1,033	1,042

Olympus Water U.S. Holding Corp.
TBD% due 06/20/2031 ~	1,102	1,106

PUG LLC
9.107% due 03/15/2030 ~	784	787

Softbank Vision Fund II
6.000% due 12/23/2025 «~	1,347	1,329

Sophia LP
9.107% due 11/15/2032 ~	100	102

Tempur Sealy International, inc.
6.810% (TSFR1M + 2.500%) due 10/24/2031 ~	250	251

TIH Insurance Holdings LLC
7.079% due 05/06/2031 ~	299	300

TK Elevator U.S. Newco, Inc.
8.588% due 04/30/2030 ~	1,379	1,391

TransDigm, Inc.
6.829% due 02/28/2031 ~	1,290	1,294
7.079% due 03/22/2030 ~	3,077	3,090

Trident TPI Holdings, Inc.
8.188% due 09/15/2028 ~	2,536	2,562

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Triton Water Holdings, Inc.
8.329% due 03/31/2028 ~	$199	$200

U.S. Renal Care, Inc.
9.471% due 06/20/2028 ~	1,678	1,576

UKG, Inc.
7.325% due 02/10/2031 ~	1,194	1,204

USI, Inc.
5.831% due 09/27/2030 ~	395	395

Veritiv Corp.
8.829% due 11/30/2030 ~	100	100

Virgin Media Bristol LLC
7.762% due 01/31/2029 ~	1,547	1,541

XPLOR T1 LLC
TBD% due 06/24/2031 ~	475	480

Total Loan Participations and Assignments (Cost $37,699)		38,076

CORPORATE BONDS & NOTES 78.6%

BANKING & FINANCE 11.3%

Alliant Holdings Intermediate LLC
6.500% due 10/01/2031	400	397

AmWINS Group, Inc.
6.375% due 02/15/2029	925	931

Apollo Commercial Real Estate Finance, Inc.
4.625% due 06/15/2029	1,000	869

Armor RE Ltd.
12.784% (T-BILL 3MO + 8.500%) due 01/07/2032 ~	250	250

Baldwin Insurance Group Holdings LLC
7.125% due 05/15/2031	1,075	1,098

Boost Newco Borrower LLC
7.500% due 01/15/2031	1,075	1,128

Brandywine Operating Partnership LP
8.875% due 04/12/2029	525	560

Burford Capital Global Finance LLC
9.250% due 07/01/2031	2,000	2,126

Credit Acceptance Corp.
9.250% due 12/15/2028	425	450

CTR Partnership LP
3.875% due 06/30/2028	600	572

Encore Capital Group, Inc.
8.500% due 05/15/2030	2,250	2,369

Everglades Re Ltd.
15.814% (T-BILL 1MO + 11.500%) due 05/13/2031 ~	250	260

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	1,600	1,573
7.000% due 05/01/2031	700	715

Freedom Mortgage Corp.
6.625% due 01/15/2027	450	451
12.000% due 10/01/2028	2,850	3,102

GGAM Finance Ltd.
6.875% due 04/15/2029	400	406
8.000% due 02/15/2027	250	258

Greystar Real Estate Partners LLC
7.750% due 09/01/2030	400	423

Howard Hughes Corp.
4.125% due 02/01/2029	275	254

HUB International Ltd.
7.250% due 06/15/2030	925	949

Hudson Pacific Properties LP
3.250% due 01/15/2030	200	136

Icahn Enterprises LP
6.250% due 05/15/2026	15	15
9.000% due 06/15/2030	550	530

Intesa Sanpaolo SpA
5.710% due 01/15/2026	1,000	1,001
7.700% due 09/17/2025 •(e)(f)	1,000	1,002

Iron Mountain, Inc.
6.250% due 01/15/2033	1,025	1,022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jane Street Group
7.125% due 04/30/2031		$2,975	$3,060

Jefferies Finance LLC
5.000% due 08/15/2028		525	493

Jefferson Capital Holdings LLC
9.500% due 02/15/2029		1,300	1,383

Ladder Capital Finance Holdings LLLP
7.000% due 07/15/2031		250	257

LFS Topco LLC
5.875% due 10/15/2026		1,000	993

Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		1,275	1,191
5.500% due 08/15/2028		1,725	1,676

Navient Corp.
4.875% due 03/15/2028		400	382
6.750% due 06/15/2026		1,600	1,621

Newmark Group, Inc.
7.500% due 01/12/2029		2,825	2,954

OneMain Finance Corp.
3.500% due 01/15/2027		1,100	1,050
3.875% due 09/15/2028		225	207
6.625% due 01/15/2028		1,850	1,874
6.625% due 05/15/2029		1,100	1,115
7.125% due 11/15/2031		895	913

Orange Capital RE DAC
3.532% (EUR003M + 0.500%) due 01/17/2029 ~	EUR	250	260

Oxford Finance LLC
6.375% due 02/01/2027		$900	892

Panther Escrow Issuer LLC
7.125% due 06/01/2031		550	556

Park Intermediate Holdings LLC
4.875% due 05/15/2029		900	848

Paysafe Finance PLC
4.000% due 06/15/2029		700	652

Pebblebrook Hotel LP
6.375% due 10/15/2029		275	272

PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,500	1,391
7.125% due 11/15/2030		850	862

PRA Group, Inc.
8.875% due 01/31/2030		400	415

Quercus Re DAC
11.056% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	250	264

RHP Hotel Properties LP
4.500% due 02/15/2029		$1,000	946
4.750% due 10/15/2027		350	339

RLJ Lodging Trust LP
3.750% due 07/01/2026		500	487
4.000% due 09/15/2029		1,100	998

Rocket Mortgage LLC
4.000% due 10/15/2033		600	500

SLM Corp.
3.125% due 11/02/2026		1,900	1,814

Starwood Property Trust, Inc.
6.500% due 07/01/2030		375	376

Torrey Pines Re Ltd.
10.284% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		250	263
11.534% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		250	258

UniCredit SpA
5.459% due 06/30/2035 •		400	387
7.296% due 04/02/2034 •		700	732

Vornado Realty LP
3.400% due 06/01/2031		800	682

Windmill Re DAC
8.488% (EUR003M + 5.250%) due 07/05/2028 ~	EUR	250	260

XHR LP
6.625% due 05/15/2030		$150	151

			56,621

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 64.5%

AAR Escrow Issuer LLC
6.750% due 03/15/2029		$300	$304

Acadia Healthcare Co., Inc.
5.000% due 04/15/2029		125	117
5.500% due 07/01/2028		300	288

ADT Security Corp.
4.875% due 07/15/2032		325	299

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028		850	808

Air Canada
3.875% due 08/15/2026		900	875

Albion Financing SARL
6.125% due 10/15/2026		750	751

Allison Transmission, Inc.
3.750% due 01/30/2031		1,475	1,306

Amber Finco PLC
6.625% due 07/15/2029	EUR	100	110

AMC Networks, Inc.
4.250% due 02/15/2029		$1,350	1,061

Amer Sports Co.
6.750% due 02/16/2031		1,300	1,318

American Airlines, Inc.
5.500% due 04/20/2026		50	50
5.750% due 04/20/2029		2,150	2,134

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		550	499
4.000% due 01/15/2028		2,000	1,918

ams-OSRAM AG
12.250% due 03/30/2029		1,250	1,217

Amsted Industries, Inc.
4.625% due 05/15/2030		675	635
5.625% due 07/01/2027		500	498

ANGI Group LLC
3.875% due 08/15/2028		625	561

Apache Corp.
4.875% due 11/15/2027		775	770

APi Group DE, Inc.
4.125% due 07/15/2029		800	736

Arcosa, Inc.
6.875% due 08/15/2032		227	231

Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028		550	495

Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		900	877
6.625% due 10/15/2032		600	597

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029		1,800	1,759

Avantor Funding, Inc.
4.625% due 07/15/2028		1,750	1,672

Axalta Coating Systems LLC
3.375% due 02/15/2029		900	818
4.750% due 06/15/2027		700	687

B&G Foods, Inc.
8.000% due 09/15/2028		575	592

B.C. Unlimited Liability Co.
3.500% due 02/15/2029		325	298
4.000% due 10/15/2030		5,150	4,610

Ball Corp.
2.875% due 08/15/2030		2,250	1,927

Bausch & Lomb Corp.
8.375% due 10/01/2028		1,075	1,114

Bausch Health Cos., Inc.
4.875% due 06/01/2028		575	461
5.500% due 11/01/2025		25	24
5.750% due 08/15/2027		1,150	1,002
6.125% due 02/01/2027		50	45
11.000% due 09/30/2028		300	285

BCP Modular Services Finance PLC
4.750% due 11/30/2028	EUR	1,400	1,428

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027		$700	698

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Beacon Roofing Supply, Inc.
4.125% due 05/15/2029	$875	$831
6.500% due 08/01/2030	275	279

BellRing Brands, Inc.
7.000% due 03/15/2030	1,000	1,026

Berry Global, Inc.
4.500% due 02/15/2026	594	586

Blackstone Mortgage Trust, Inc.
7.750% due 12/01/2029	300	309

Boyd Gaming Corp.
4.750% due 06/15/2031	300	278

Boyne USA, Inc.
4.750% due 05/15/2029	375	356

Builders FirstSource, Inc.
4.250% due 02/01/2032	1,325	1,171
5.000% due 03/01/2030	1,225	1,169

Cablevision Lightpath LLC
3.875% due 09/15/2027	750	714

Caesars Entertainment, Inc.
7.000% due 02/15/2030	575	586

Capstone Borrower, Inc.
8.000% due 06/15/2030	100	104

Carnival Corp.
4.000% due 08/01/2028	2,625	2,490
7.000% due 08/15/2029	750	781

Carnival Holdings Bermuda Ltd.
10.375% due 05/01/2028	400	426

CCO Holdings LLC
4.750% due 03/01/2030	1,800	1,646
5.375% due 06/01/2029	6,050	5,792
6.375% due 09/01/2029	1,300	1,290

Cerdia Finanz GmbH
9.375% due 10/03/2031	1,100	1,147

Charles River Laboratories International, Inc.
3.750% due 03/15/2029	1,000	918

Charter Communications Operating LLC
6.100% due 06/01/2029	1,550	1,581

Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028	1,000	911

Chord Energy Corp.
6.375% due 06/01/2026	200	200

Churchill Downs, Inc.
4.750% due 01/15/2028	1,700	1,641

Citgo Petroleum Corp.
8.375% due 01/15/2029	1,125	1,160

Civitas Resources, Inc.
8.375% due 07/01/2028	175	182
8.625% due 11/01/2030	1,200	1,258
8.750% due 07/01/2031	325	339

Clarivate Science Holdings Corp.
3.875% due 07/01/2028	800	746
4.875% due 07/01/2029	600	560

Clean Harbors, Inc.
4.875% due 07/15/2027	450	441

Cloud Software Group, Inc.
6.500% due 03/31/2029	1,700	1,671

Clydesdale Acquisition Holdings, Inc.
6.875% due 01/15/2030	475	479

Cogent Communications Group, Inc.
7.000% due 06/15/2027	1,575	1,584

CommScope Technologies LLC
5.000% due 03/15/2027	1,500	1,343

Community Health Systems, Inc.
4.750% due 02/15/2031	1,550	1,204
5.250% due 05/15/2030	575	473
6.000% due 01/15/2029	475	426
6.875% due 04/15/2029	750	567
8.000% due 12/15/2027	1,600	1,599
10.875% due 01/15/2032	625	646

Consolidated Communications, Inc.
5.000% due 10/01/2028	250	233

CoreLogic, Inc.
4.500% due 05/01/2028	350	327

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Coty, Inc.
4.750% due 01/15/2029	$300	$286
5.000% due 04/15/2026	108	108
6.625% due 07/15/2030	775	788

CQP Holdco LP
5.500% due 06/15/2031	1,150	1,099

Crocs, Inc.
4.250% due 03/15/2029	275	255

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	1,300	1,183

Crown Americas LLC
4.250% due 09/30/2026	1,000	979

DaVita, Inc.
3.750% due 02/15/2031	600	520
4.625% due 06/01/2030	525	483
6.875% due 09/01/2032	950	958

Dcli Bidco LLC
7.750% due 11/15/2029	950	975

Deluxe Corp.
8.000% due 06/01/2029	850	821
8.125% due 09/15/2029	100	102

Diamond Foreign Asset Co.
8.500% due 10/01/2030	1,110	1,153

Directv Financing LLC
5.875% due 08/15/2027	1,900	1,853

DT Midstream, Inc.
4.375% due 06/15/2031	325	297

Dye & Durham Ltd.
8.625% due 04/15/2029	400	422

Edgewell Personal Care Co.
5.500% due 06/01/2028	450	441

Elanco Animal Health, Inc.
6.650% due 08/28/2028	325	330

Element Solutions, Inc.
3.875% due 09/01/2028	750	712

Ellucian Holdings, Inc.
6.500% due 12/01/2029	575	577

EMRLD Borrower LP
6.625% due 12/15/2030	1,150	1,153

Endo Finance Holdings, Inc.
8.500% due 04/15/2031	200	212

Enerflex Ltd.
9.000% due 10/15/2027	270	281

EQM Midstream Partners LP
4.500% due 01/15/2029	763	727
4.750% due 01/15/2031	1,000	941
6.500% due 07/01/2027	575	583

Fair Isaac Corp.
4.000% due 06/15/2028	700	661

Fertitta Entertainment LLC
4.625% due 01/15/2029	1,305	1,216

First Student Bidco, Inc.
4.000% due 07/31/2029	450	413

Frontier Communications Holdings LLC
5.000% due 05/01/2028	725	709
5.875% due 10/15/2027	525	524
8.625% due 03/15/2031	375	399
8.750% due 05/15/2030	550	582

Gap, Inc.
3.875% due 10/01/2031	2,200	1,905

Garda World Security Corp.
7.750% due 02/15/2028	700	723

Genesee & Wyoming, Inc.
6.250% due 04/15/2032	500	504

GFL Environmental, Inc.
3.500% due 09/01/2028	1,500	1,415
6.750% due 01/15/2031	700	720

Global Medical Response, Inc. (9.500% Cash and 0.750% PIK)
10.250% due 10/31/2028 (a)	1,310	1,315

GN Bondco LLC
9.500% due 10/15/2031	1,750	1,845

Go Daddy Operating Co. LLC
3.500% due 03/01/2029	1,250	1,144

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goat Holdco LLC
6.750% due 02/01/2032	$900	$892

goeasy Ltd.
6.875% due 05/15/2030	500	505
7.625% due 07/01/2029	600	614
9.250% due 12/01/2028	1,950	2,080

GrafTech Global Enterprises, Inc.
9.875% due 12/15/2028 (g)	300	284

Graphic Packaging International LLC
3.500% due 03/15/2028	750	705
3.750% due 02/01/2030	1,150	1,040

Gray Television, Inc.
4.750% due 10/15/2030	75	41
5.375% due 11/15/2031	600	321
7.000% due 05/15/2027	400	388
10.500% due 07/15/2029	525	526

Griffon Corp.
5.750% due 03/01/2028	925	908

Gulfport Energy Corp.
6.750% due 09/01/2029	350	353

GYP Holdings Corp.
4.625% due 05/01/2029	1,200	1,133

HealthEquity, Inc.
4.500% due 10/01/2029	1,775	1,666

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	2,500	2,174
3.750% due 05/01/2029	625	576
4.000% due 05/01/2031	675	607
4.875% due 01/15/2030	700	672

Hilton Grand Vacations Borrower LLC
4.875% due 07/01/2031	25	22

Hologic, Inc.
3.250% due 02/15/2029	2,050	1,856

Howard Midstream Energy Partners LLC
8.875% due 07/15/2028	1,650	1,736

Imola Merger Corp.
4.750% due 05/15/2029	2,300	2,183

Ingevity Corp.
3.875% due 11/01/2028	625	572

Intelligent Packaging Ltd. Finco, Inc.
6.000% due 09/15/2028	250	247

Jazz Securities DAC
4.375% due 01/15/2029	700	662

JELD-WEN, Inc.
7.000% due 09/01/2032	525	488

JetBlue Airways Corp.
9.875% due 09/20/2031	1,275	1,356

Kaiser Aluminum Corp.
4.625% due 03/01/2028	825	777

Kodiak Gas Services LLC
7.250% due 02/15/2029	575	587

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029	1,225	1,180

LABL, Inc.
8.625% due 10/01/2031	800	741

Lamar Media Corp.
3.625% due 01/15/2031	775	683
3.750% due 02/15/2028	1,000	939

Lamb Weston Holdings, Inc.
4.375% due 01/31/2032	625	566

Level 3 Financing, Inc.
10.500% due 04/15/2029	1,775	1,987
11.000% due 11/15/2029	86	96

Life Time, Inc.
6.000% due 11/15/2031	975	966

LifePoint Health, Inc.
11.000% due 10/15/2030	1,860	2,044

Lithia Motors, Inc.
3.875% due 06/01/2029	525	480

Live Nation Entertainment, Inc.
3.750% due 01/15/2028	1,725	1,631

Magnolia Oil & Gas Operating LLC
6.875% due 12/01/2032	1,100	1,090

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marriott Ownership Resorts, Inc.
4.750% due 01/15/2028	$200	$192

Masterbrand, Inc.
7.000% due 07/15/2032	150	151

Matador Resources Co.
6.250% due 04/15/2033	1,350	1,312
6.500% due 04/15/2032	825	817

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027	975	996

Medline Borrower LP
3.875% due 04/01/2029	2,900	2,688
6.250% due 04/01/2029	1,525	1,543

MEG Energy Corp.
5.875% due 02/01/2029	700	684

Methanex U.S. Operations, Inc.
6.250% due 03/15/2032	350	346

MGM China Holdings Ltd.
4.750% due 02/01/2027	1,050	1,017

MGM Resorts International
4.625% due 09/01/2026	300	296
5.500% due 04/15/2027	227	226

Michaels Cos., Inc.
5.250% due 05/01/2028	400	302

Midwest Gaming Borrower LLC
4.875% due 05/01/2029	950	896

Mineral Resources Ltd.
8.000% due 11/01/2027	1,375	1,407
8.125% due 05/01/2027	300	302
9.250% due 10/01/2028	875	919

Molina Healthcare, Inc.
3.875% due 11/15/2030	650	579
3.875% due 05/15/2032	1,450	1,259
4.375% due 06/15/2028	925	877

Murphy Oil USA, Inc.
3.750% due 02/15/2031	1,825	1,610

NCL Corp. Ltd.
5.875% due 03/15/2026	625	625
5.875% due 02/15/2027	1,300	1,297
8.125% due 01/15/2029	500	527

NCR Atleos Corp.
9.500% due 04/01/2029	925	1,003

NCR Voyix Corp.
5.125% due 04/15/2029	375	359
5.250% due 10/01/2030	600	589

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	675	629

Newell Brands, Inc.
6.625% due 05/15/2032	325	328

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028 «	650	572

Nexstar Media, Inc.
5.625% due 07/15/2027	1,125	1,098

NextEra Energy Operating Partners LP
4.500% due 09/15/2027	750	719

NFE Financing LLC
12.000% due 11/15/2029	1,041	1,095

Noble Finance LLC
8.000% due 04/15/2030	3,050	3,083

Northriver Midstream Finance LP
6.750% due 07/15/2032	1,225	1,233

Novelis Corp.
3.875% due 08/15/2031	700	603
4.750% due 01/30/2030	1,475	1,363

NuStar Logistics LP
5.750% due 10/01/2025	625	627
6.375% due 10/01/2030	125	125

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	1,475	1,380

ON Semiconductor Corp.
3.875% due 09/01/2028	1,575	1,478

OneSky Flight LLC
8.875% due 12/15/2029	250	250

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Open Text Corp.
3.875% due 02/15/2028	$1,550	$1,461

Open Text Holdings, Inc.
4.125% due 02/15/2030	275	250

Option Care Health, Inc.
4.375% due 10/31/2029	1,275	1,177

Organon & Co.
4.125% due 04/30/2028	3,175	2,986
6.750% due 05/15/2034	800	795

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027	1,075	1,067

Parkland Corp.
5.875% due 07/15/2027	1,450	1,437

Performance Food Group, Inc.
4.250% due 08/01/2029	500	464
6.125% due 09/15/2032	400	400

Permian Resources Operating LLC
6.250% due 02/01/2033	365	361
8.000% due 04/15/2027	100	102

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030	400	375

PetSmart, Inc.
4.750% due 02/15/2028	1,000	945

Post Holdings, Inc.
4.500% due 09/15/2031	950	852
6.250% due 10/15/2034	1,050	1,025
6.375% due 03/01/2033	300	294

Prestige Brands, Inc.
5.125% due 01/15/2028	1,000	976

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	2,100	2,045

Prime Security Services Borrower LLC
3.375% due 08/31/2027	300	281
5.750% due 04/15/2026	1,000	1,000
6.250% due 01/15/2028	700	697

PTC, Inc.
4.000% due 02/15/2028	1,175	1,118

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029	350	375

Rakuten Group, Inc.
8.125% due 12/15/2029 •(e)	225	223

Rand Parent LLC
8.500% due 02/15/2030	1,325	1,334

Raven Acquisition Holdings LLC
6.875% due 11/15/2031	1,025	1,017

Reworld Holding Corp.
5.000% due 09/01/2030	275	254

RingCentral, Inc.
8.500% due 08/15/2030	1,025	1,086

Ritchie Bros Holdings, Inc.
6.750% due 03/15/2028	1,100	1,126
7.750% due 03/15/2031	500	523

ROBLOX Corp.
3.875% due 05/01/2030	850	767

Rockies Express Pipeline LLC
4.800% due 05/15/2030	500	471

Roller Bearing Co. of America, Inc.
4.375% due 10/15/2029	750	702

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026	1,125	1,105
5.375% due 07/15/2027	1,400	1,392
5.500% due 04/01/2028	900	894
5.625% due 09/30/2031	600	591
6.000% due 02/01/2033	325	324
7.500% due 10/15/2027	1,750	1,837

Ryan Specialty LLC
5.875% due 08/01/2032	375	371

Sable International Finance Ltd.
7.125% due 10/15/2032	1,300	1,276

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	575	542

Seadrill Finance Ltd.
8.375% due 08/01/2030	2,650	2,705

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Seagate HDD Cayman
4.091% due 06/01/2029	$325	$303
5.750% due 12/01/2034	300	288
8.250% due 12/15/2029	400	427
9.625% due 12/01/2032	1,389	1,567

Sealed Air Corp.
4.000% due 12/01/2027	500	480

Sensata Technologies, Inc.
3.750% due 02/15/2031	650	569
4.375% due 02/15/2030	800	734

Service Corp. International
3.375% due 08/15/2030	450	394
5.750% due 10/15/2032	425	413

Shift4 Payments LLC
6.750% due 08/15/2032	700	713

Simmons Foods, Inc.
4.625% due 03/01/2029	1,000	925

Sitio Royalties Operating Partnership LP
7.875% due 11/01/2028	650	672

Six Flags Entertainment Corp.
6.625% due 05/01/2032	1,325	1,344

SM Energy Co.
6.625% due 01/15/2027	200	200
6.750% due 08/01/2029	275	272
7.000% due 08/01/2032	600	592

Sotera Health Holdings LLC
7.375% due 06/01/2031	525	533

Specialty Building Products Holdings LLC
7.750% due 10/15/2029	150	153

Spectrum Brands, Inc.
3.875% due 03/15/2031	6	5

Speedway Motorsports LLC
4.875% due 11/01/2027	1,375	1,344

Spirit AeroSystems, Inc.
9.375% due 11/30/2029	1,000	1,072
9.750% due 11/15/2030	1,625	1,800

SS&C Technologies, Inc.
6.500% due 06/01/2032	650	656

Stagwell Global LLC
5.625% due 08/15/2029	650	620

Standard Industries, Inc.
3.375% due 01/15/2031	775	665
4.375% due 07/15/2030	625	573
4.750% due 01/15/2028	1,000	958
5.000% due 02/15/2027	500	490

Star Parent, Inc.
9.000% due 10/01/2030	400	416

Station Casinos LLC
4.625% due 12/01/2031	2,825	2,533

Strathcona Resources Ltd.
6.875% due 08/01/2026	1,525	1,529

Sunoco LP
4.500% due 05/15/2029	950	896
7.000% due 05/01/2029	400	411

TEGNA, Inc.
4.625% due 03/15/2028	1,025	972
5.000% due 09/15/2029	1,700	1,592

Teleflex, Inc.
4.250% due 06/01/2028	300	286

Tenet Healthcare Corp.
4.250% due 06/01/2029	1,225	1,151
4.375% due 01/15/2030	1,025	953
5.125% due 11/01/2027	350	343
6.125% due 06/15/2030	950	944

TGNR Intermediate Holdings LLC
5.500% due 10/15/2029	855	799

TGS ASA
8.500% due 01/15/2030	950	976

Thor Industries, Inc.
4.000% due 10/15/2029	1,925	1,738

TopBuild Corp.
3.625% due 03/15/2029	1,375	1,261
4.125% due 02/15/2032	775	687

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TransDigm, Inc.
4.625% due 01/15/2029	$1,825	$1,710
6.875% due 12/15/2030	875	889

Transocean Aquila Ltd.
8.000% due 09/30/2028	545	560

Transocean, Inc.
8.750% due 02/15/2030	553	572

Travel & Leisure Co.
4.625% due 03/01/2030	675	630
6.625% due 07/31/2026	700	708

TriNet Group, Inc.
3.500% due 03/01/2029	775	702
7.125% due 08/15/2031	200	204

Triumph Group, Inc.
9.000% due 03/15/2028	1,599	1,667

Twilio, Inc.
3.625% due 03/15/2029	1,325	1,220

U.S. Foods, Inc.
4.625% due 06/01/2030	2,250	2,118
4.750% due 02/15/2029	700	671

UKG, Inc.
6.875% due 02/01/2031	525	533

Under Armour, Inc.
3.250% due 06/15/2026	325	314

United Airlines, Inc.
4.375% due 04/15/2026	650	640

United Rentals North America, Inc.
3.875% due 02/15/2031	1,050	939
4.000% due 07/15/2030	2,325	2,120
4.875% due 01/15/2028	625	609
6.125% due 03/15/2034	1,600	1,589

Univision Communications, Inc.
4.500% due 05/01/2029	900	807
6.625% due 06/01/2027	750	748
8.000% due 08/15/2028	775	790
8.500% due 07/31/2031	775	761

USA Compression Partners LP
7.125% due 03/15/2029	1,925	1,961

Valaris Ltd.
8.375% due 04/30/2030	1,475	1,492

Vallourec SACA
7.500% due 04/15/2032	675	700

Valvoline, Inc.
3.625% due 06/15/2031	700	600

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	3,700	3,402
3.875% due 11/01/2033	1,500	1,290
4.125% due 08/15/2031	500	448

Venture Global LNG, Inc.
7.000% due 01/15/2030	2,500	2,540
8.125% due 06/01/2028	1,400	1,457
8.375% due 06/01/2031	100	104
9.500% due 02/01/2029	100	111
9.875% due 02/01/2032	2,300	2,525

Viavi Solutions, Inc.
3.750% due 10/01/2029	650	589

Victoria’s Secret & Co.
4.625% due 07/15/2029	1,100	1,004

Victra Holdings LLC
8.750% due 09/15/2029	125	131

Viking Cruises Ltd.
5.875% due 09/15/2027	1,250	1,245

Viper Energy Partners LP
5.375% due 11/01/2027	200	198

Viper Energy, Inc.
7.375% due 11/01/2031	200	210

Virgin Media Finance PLC
5.000% due 07/15/2030	50	42

Virgin Media Secured Finance PLC
5.500% due 05/15/2029	2,775	2,606

Vital Energy, Inc.
7.875% due 04/15/2032	5	5

VOC Escrow Ltd.
5.000% due 02/15/2028	1,300	1,272

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Walgreens Boots Alliance, Inc.
8.125% due 08/15/2029	$1,925	$1,908

Wayfair LLC
7.250% due 10/31/2029	500	501

Weatherford International Ltd.
8.625% due 04/30/2030	950	982

Western Digital Corp.
4.750% due 02/15/2026	275	273

Williams Scotsman, Inc.
6.625% due 06/15/2029	300	304
7.375% due 10/01/2031	600	618

WR Grace Holdings LLC
4.875% due 06/15/2027	675	655
7.375% due 03/01/2031	425	436

Wynn Las Vegas LLC
5.250% due 05/15/2027	1,700	1,683

Wynn Resorts Finance LLC
5.125% due 10/01/2029	875	839
6.250% due 03/15/2033	1,025	1,010
7.125% due 02/15/2031	25	26

Yum! Brands, Inc.
4.625% due 01/31/2032	3,150	2,914

Zayo Group Holdings, Inc.
4.000% due 03/01/2027	700	646

ZF North America Capital, Inc.
6.750% due 04/23/2030	700	674
6.875% due 04/23/2032	450	427
7.125% due 04/14/2030	600	590

ZipRecruiter, Inc.
5.000% due 01/15/2030	2,900	2,616

ZoomInfo Technologies LLC
3.875% due 02/01/2029	1,050	956

		324,198

UTILITIES 2.8%

Aethon United BR LP
7.500% due 10/01/2029	725	742

Antero Midstream Partners LP
5.375% due 06/15/2029	900	877

Archrock Partners LP
6.625% due 09/01/2032	325	325

Blue Racer Midstream LLC
6.625% due 07/15/2026	1,000	1,005

Calpine Corp.
3.750% due 03/01/2031	1,050	939
4.500% due 02/15/2028	1,100	1,056

Clearway Energy Operating LLC
3.750% due 02/15/2031	325	283
3.750% due 01/15/2032	900	769
4.750% due 03/15/2028	700	670

Electricite de France SA
9.125% due 03/15/2033 •(e)	500	565

Embarq Corp.
7.995% due 06/01/2036	1,000	548

EUSHI Finance, Inc.
7.625% due 12/15/2054 •	375	391

Frontier Florida LLC
6.860% due 02/01/2028	150	154

Genesis Energy LP
8.000% due 01/15/2027	173	176

Lightning Power LLC
7.250% due 08/15/2032	375	387

NRG Energy, Inc.
3.625% due 02/15/2031	350	306
6.250% due 11/01/2034	200	196

PBF Holding Co. LLC
6.000% due 02/15/2028	600	576
7.875% due 09/15/2030	200	197

Tallgrass Energy Partners LP
7.375% due 02/15/2029	325	326

TerraForm Power Operating LLC
5.000% due 01/31/2028	1,000	964

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vistra Operations Co. LLC
5.000% due 07/31/2027		$1,000	$982
5.625% due 02/15/2027		1,000	999
6.875% due 04/15/2032		800	820

			14,253

Total Corporate Bonds & Notes (Cost $397,546)			395,072

CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

ams-OSRAM AG
2.125% due 11/03/2027	EUR	900	721

Total Convertible Bonds & Notes (Cost $804)			721

MUNICIPAL BONDS & NOTES 0.0%

ARIZONA 0.0%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029		$100	102

Total Municipal Bonds & Notes (Cost $100)			102

U.S. TREASURY OBLIGATIONS 4.7%

U.S. Treasury Notes
4.125% due 09/30/2027 (i)		10,900	10,859
4.125% due 11/30/2031		3,450	3,377
4.250% due 11/15/2034		3,875	3,774
4.375% due 12/31/2029		5,675	5,672

Total U.S. Treasury Obligations (Cost $23,649)			23,682

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Bear Stearns ALT-A Trust
4.408% due 11/25/2036 ~	$209	$87

Countrywide Alternative Loan Trust
4.945% due 05/20/2046 •	32	28

Countrywide Home Loan Mortgage Pass-Through Trust
4.017% due 05/20/2036 ~	93	85
5.093% due 03/25/2035 •	13	12

GSR Mortgage Loan Trust
7.328% due 04/25/2035 ~	1	1

IndyMac IMSC Mortgage Loan Trust
6.000% due 07/25/2037	190	132

WaMu Mortgage Pass-Through Certificates Trust
4.361% due 12/25/2036 ~	110	99

Washington Mutual Mortgage Pass-Through Certificates Trust
5.795% due 05/25/2046 •	10	9

Total Non-Agency Mortgage-Backed Securities (Cost $438)		453

ASSET-BACKED SECURITIES 0.0%

HOME EQUITY OTHER 0.0%

Credit-Based Asset Servicing & Securitization Trust
3.074% due 01/25/2037 •	61	18

Total Asset-Backed Securities (Cost $48)		18

	SHARES
COMMON STOCKS 0.1%

ENERGY 0.1%

New Fortress Energy, Inc. «(b)	21,481	295

Total Common Stocks (Cost $0)		295

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.1%

U.S. TREASURY BILLS 1.1%
4.510% due 02/13/2025 (c)(d)(i)	$5,700	$5,672

Total Short-Term Instruments (Cost $5,671)		5,672

Total Investments in Securities (Cost $465,955)		464,091

	SHARES
INVESTMENTS IN AFFILIATES 5.9%

SHORT-TERM INSTRUMENTS 5.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.9%

PIMCO Short-Term Floating NAV Portfolio III	3,058,092	29,777

Total Short-Term Instruments (Cost $29,745)		29,777

Total Investments in Affiliates (Cost $29,745)		29,777

Total Investments 98.3% (Cost $495,700)		$493,868

Financial Derivative Instruments (h)(j) 0.1% (Cost or Premiums, net $4,879)		580

Other Assets and Liabilities, net 1.6%		8,130

Net Assets 100.0%		$502,578

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	(11.000)%	12/20/2024	TBD	(2)	$(243)	$(242)

Total Reverse Repurchase Agreements						$(242)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$0	$(242)	$0	$(242)	$284	$42

Total Borrowings and Other Financing Transactions	$0	$(242)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(242)	$(242)

Total Borrowings	$0	$0	$0	$(242)	$(242)

Payable for reverse repurchase agreements					$(242)

(g)	Securities with an aggregate market value of $284 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(999) at a weighted average interest rate of (2.044)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2025	62	$	12,748	$(13)	$0	$(1)
U.S. Treasury 5-Year Note March Futures	03/2025	252		26,789	(59)	0	(24)
U.S. Treasury 10-Year Note March Futures	03/2025	126		13,703	(99)	0	(28)
U.S. Treasury Long-Term Bond March Futures	03/2025	8		911	(19)	0	(2)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	2		238	(7)	0	(1)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	78		8,682	(75)	0	(19)

					$(272)	$0	$(75)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund March Futures	03/2025	14	$	(1,935)	$33	$0	$(6)

Total Futures Contracts					$(239)	$0	$(81)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	12/20/2027	1.060%	$1,700	$97	$91	$188	$1	$0
Bombardier, Inc.	5.000	Quarterly	06/20/2029	1.678	1,400	188	(1)	187	1	0
Calpine Corp.	5.000	Quarterly	06/20/2028	1.043	1,200	88	66	154	0	0

						$373	$156	$529	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$61,225	$4,742	$80	$4,822	$54	$0

Total Swap Agreements					$5,115	$236	$5,351	$56	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$56	$56	$0	$(81)	$0	$(81)

(i)

Securities with an aggregate market value of $6,763 and cash of $2,493 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
MBC	01/2025	EUR	2,698	$2,843	$47	$0

Total Forward Foreign Currency Contracts					$47	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173% (SOFRINDX)	Maturity	03/20/2025	$18,400	$(236)	$794	$558	$0

Total Swap Agreements								$(236)	$794	$558	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
JPM	$0	$0	$558	$558	$0	$0	$0	$0	$558	$(550)	$8
MBC	47	0	0	47	0	0	0	0	47	0	47

Total Over the Counter	$47	$0	$558	$605	$0	$0	$0	$0

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$56	$0	$0	$0	$56

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$47	$0	$47
Swap Agreements	0	0	0	0	558	558

	$0	$0	$0	$47	$558	$605

	$0	$56	$0	$47	$558	$661

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$81	$81

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(233)	$(233)
Swap Agreements	0	2,924	0	0	(6)	2,918

	$0	$2,924	$0	$0	$(239)	$2,685

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$222	$0	$222
Swap Agreements	0	0	0	0	2,324	2,324

	$0	$0	$0	$222	$2,324	$2,546

	$0	$2,924	$0	$222	$2,085	$5,231

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(136)	$(136)
Swap Agreements	0	(604)	0	0	0	(604)

	$0	$(604)	$0	$0	$(136)	$(740)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$127	$0	$127
Swap Agreements	0	0	0	0	(990)	(990)

	$0	$0	$0	$127	$(990)	$(863)

	$0	$(604)	$0	$127	$(1,126)	$(1,603)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$36,747	$1,329	$38,076
Corporate Bonds & Notes
Banking & Finance	0	56,621	0	56,621
Industrials	0	323,626	572	324,198
Utilities	0	14,253	0	14,253
Convertible Bonds & Notes
Industrials	0	721	0	721
Municipal Bonds & Notes
Arizona	0	102	0	102
U.S. Treasury Obligations	0	23,682	0	23,682
Non-Agency Mortgage-Backed Securities	0	453	0	453
Asset-Backed Securities
Home Equity Other	0	18	0	18
Common Stocks
Energy	0	0	295	295
Short-Term Instruments
U.S. Treasury Bills	0	5,672	0	5,672

	$0	$461,895	$2,196	$464,091

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$29,777	$0	$0	$29,777

Total Investments	$29,777	$461,895	$2,196	$493,868

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	56	0	56
Over the counter	0	605	0	605

	$0	$661	$0	$661

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(6)	$(75)	$0	$(81)

Total Financial Derivative Instruments	$(6)	$586	$0	$580

Totals	$29,771	$462,481	$2,196	$494,448

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO High Yield Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio managers as a team. The financial information in the form of the portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

20	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Notes to Financial Statements	(Cont.)

distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates

In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of

May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the

22	PIMCO VARIABLE INSURANCE TRUST

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total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	23

Notes to Financial Statements	(Cont.)

applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market-based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market-based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Sources’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such

24	PIMCO VARIABLE INSURANCE TRUST

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as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	25

Notes to Financial Statements	(Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing

Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$21,047	$242,190	$(233,500)	$14	$26	$29,777	$1,591	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

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Notes to Financial Statements	(Cont.)

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a

government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Line of Credit The Portfolio entered into a senior unsecured revolving credit agreement with State Street Bank & Trust Company to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Portfolio pays financing charges based on a combination of an overnight bank funding rate based on a variable rate plus a credit spread. The Portfolio also pays a fee of 0.25% per annum on the unused commitment amounts. As of December 31, 2024, if applicable, any outstanding borrowings would be disclosed as a payable for line of credit on the Statement of Assets and Liabilities. Interest on outstanding borrowings, if any, paid by the Portfolio is disclosed as part of the interest expense on the Statement of Operations. Commitment and Upfront Fees incurred by the Portfolio in connection with its line of credit agreement was recorded as a

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prepaid expense and disclosed on the Statement of Assets and Liabilities. Legal costs related to entering into the line of credit, if any, are included in Miscellaneous Expense on the Statement of Operations.

During the period, there were no borrowings on this line of credit. The maximum available commitment and related fees for the revolving credit agreement are:

Maximum Available Commitment*	Commitment and Upfront Fees
$15,000,000	$42,169

*	Maximum available commitment prior to renewal on August 27, 2024, for the Portfolio was $16,000,000.

(b) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(c) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of

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Notes to Financial Statements	(Cont.)

the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are

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included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as

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Notes to Financial Statements	(Cont.)

defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please

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see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	33

Notes to Financial Statements	(Cont.)

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention

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may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	35

Notes to Financial Statements	(Cont.)

Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.35%	0.35%	0.35%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets

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of that class, for providing or procuring through financial intermediaries, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the

Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	37

Notes to Financial Statements	(Cont.)

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$12,780	$0	$351,488	$408,021

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2024		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	955	$6,835	477	$3,288

Administrative Class	9,975	71,929	12,407	85,533

Advisor Class	1,880	13,577	4,614	31,925
Issued as reinvestment of distributions

Institutional Class	132	956	103	711

Administrative Class	3,848	27,721	4,185	28,889

Advisor Class	154	1,107	150	1,036
Cost of shares redeemed

Institutional Class	(392)	(2,813)	(796)	(5,494)

Administrative Class	(19,377)	(139,308)	(25,899)	(178,154)

Advisor Class	(1,623)	(11,671)	(4,450)	(30,315)

Net increase (decrease) resulting from Portfolio share transactions	(4,448)	$(31,667)	(9,209)	$(62,581)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 49% of the Portfolio. The shareholder is a related party of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

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The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO High Yield Portfolio	$5,346	$0	$(1,398)	$0	$(58,440)	$0	$0	$(54,492)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), interest accrued on defaulted securities, and return of capital distributions from underlying funds.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO High Yield Portfolio	$0	$58,440

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO High Yield Portfolio	$500,987	$6,954	$(8,356)	$(1,402)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), interest accrued on defaulted securities, and return of capital distributions from underlying funds.

For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2024			December 31, 2023

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO High Yield Portfolio	$29,784	$0	$0	$30,636	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO High Yield Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO High Yield Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2025

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

40	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	MBC	HSBC Bank Plc

Currency Abbreviations:

EUR	Euro	USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

CDX.HY	Credit Derivatives Index - High Yield	SOFRINDX	Secured Overnight Financing Rate Index	TSFR1M	Term SOFR 1-Month

EUR003M	3 Month EUR Swap Rate

Other Abbreviations:

ALT	Alternate Loan Trust	PIK	Payment-in-Kind	TBD	To-Be-Determined

DAC	Designated Activity Company	TBA	To-Be-Announced	TBD%	Interest rate to be determined when loan settles or at the time of funding

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	41

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO High Yield Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0374	$0.0000	$0.0000	$0.0374

August 2024	$0.0410	$0.0000	$0.0000	$0.0410

September 2024	$0.0326	$0.0000	$0.0000	$0.0326

October 2024	$0.0394	$0.0000	$0.0000	$0.0394

November 2024	$0.0400	$0.0000	$0.0000	$0.0400

December 2024	$0.0375	$0.0000	$0.0000	$0.0375

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0365	$0.0000	$0.0000	$0.0365

August 2024	$0.0400	$0.0000	$0.0000	$0.0400

September 2024	$0.0317	$0.0000	$0.0000	$0.0317

October 2024	$0.0384	$0.0000	$0.0000	$0.0384

November 2024	$0.0391	$0.0000	$0.0000	$0.0391

December 2024	$0.0366	$0.0000	$0.0000	$0.0366

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0359	$0.0000	$0.0000	$0.0359

August 2024	$0.0394	$0.0000	$0.0000	$0.0394

September 2024	$0.0312	$0.0000	$0.0000	$0.0312

October 2024	$0.0378	$0.0000	$0.0000	$0.0378

November 2024	$0.0384	$0.0000	$0.0000	$0.0384

December 2024	$0.0360	$0.0000	$0.0000	$0.0360

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio's net income, yield, earnings or investment performance.

42	PIMCO VARIABLE INSURANCE TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2024 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†	163(j) Interest Dividends (000s)†

PIMCO High Yield Portfolio	0%	0%	$29,784	$0	$25,666

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO High Yield Portfolio	0%

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	43

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

44	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	949,229,696.72	37,613,000.38

Kimberley G. Stafford†	952,414,717.16	34,427,979.95

Michael J. Berchtold	950,347,922.59	36,494,774.51

Jennifer Holden Dunbar	951,845,039.31	34,997,657.79

Kym M. Hubbard	950,843,616.44	35,999,080.66

Gary F. Kennedy	947,019,229.39	39,823,467.72

Anne K. Kratky	951,478,646.42	35,364,050.69

Steven Lipiner	949,338,055.21	37,504,641.90

Peter B. McCarthy	946,730,272.43	40,112,424.68

Ronald C. Parker	946,733,280.95	40,109,416.16

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	45

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2025.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received

46	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

supplemental information, including information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”). The Board also noted that the Broadridge

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	47

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the five-year period ended March 31, 2024, and underperformed their respective performance indexes over the three- and ten-year periods ended March 31, 2024, and that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their performance index since inception for the period ended March 31, 2024. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any

Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and

48	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	49

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees

50	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	51

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITHIGHYIELDFSTMAR_123124

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2024

PIMCO Income Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Income Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Income Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023,

which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO Income Portfolio	04/29/16	04/29/16	—	04/29/16	04/29/16	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the PIMCO Income Portfolio	(Cont.)

contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights	PIMCO Income Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

12/31/2024	$9.95	$0.54	$0.00	$0.54	$(0.60)	$0.00	$(0.60)

12/31/2023	9.69	0.50	0.29	0.79	(0.53)	0.00	(0.53)

12/31/2022	10.90	0.37	(1.19)	(0.82)	(0.39)	0.00	(0.39)

12/31/2021	11.01	0.38	(0.16)	0.22	(0.33)	0.00	(0.33)

12/31/2020	10.87	0.38	0.30	0.68	(0.51)	(0.03)	(0.54)
Administrative Class

12/31/2024	9.95	0.53	(0.01)	0.52	(0.58)	0.00	(0.58)

12/31/2023	9.69	0.48	0.30	0.78	(0.52)	0.00	(0.52)

12/31/2022	10.90	0.35	(1.19)	(0.84)	(0.37)	0.00	(0.37)

12/31/2021	11.01	0.33	(0.12)	0.21	(0.32)	0.00	(0.32)

12/31/2020	10.87	0.36	0.31	0.67	(0.50)	(0.03)	(0.53)
Advisor Class

12/31/2024	9.95	0.52	0.00	0.52	(0.58)	0.00	(0.58)

12/31/2023	9.69	0.46	0.31	0.77	(0.51)	0.00	(0.51)

12/31/2022	10.90	0.34	(1.19)	(0.85)	(0.36)	0.00	(0.36)

12/31/2021	11.01	0.32	(0.12)	0.20	(0.31)	0.00	(0.31)

12/31/2020	10.87	0.35	0.31	0.66	(0.49)	(0.03)	(0.52)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.89	5.57%	$92,169	0.91%	0.91%	0.65%	0.65%	5.43%	544%

9.95	8.41	59,922	0.88	0.88	0.65	0.65	5.11	536

9.69	(7.55)	41,664	0.67	0.67	0.65	0.65	3.67	326

10.90	2.05	46,699	0.67	0.67	0.66	0.66	3.45	329

11.01	6.67	4,454	0.69	0.69	0.66	0.66	3.59	390

9.89	5.41	335,524	1.06	1.06	0.80	0.80	5.28	544

9.95	8.25	239,732	1.03	1.03	0.80	0.80	4.94	536

9.69	(7.69)	204,943	0.82	0.82	0.80	0.80	3.53	326

10.90	1.90	194,511	0.82	0.82	0.81	0.81	2.99	329

11.01	6.51	159,538	0.84	0.84	0.81	0.81	3.40	390

9.89	5.30	399,953	1.16	1.16	0.90	0.90	5.19	544

9.95	8.14	254,563	1.13	1.13	0.90	0.90	4.77	536

9.69	(7.79)	274,211	0.92	0.92	0.90	0.90	3.39	326

10.90	1.80	321,456	0.92	0.92	0.91	0.91	2.90	329

11.01	6.41	217,730	0.94	0.94	0.91	0.91	3.30	390

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Statement of Assets and Liabilities	PIMCO Income Portfolio	December 31, 2024

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$1,275,159
Investments in Affiliates	7,713
Financial Derivative Instruments
Exchange-traded or centrally cleared	990
Over the counter	5,460
Cash	555
Deposits with counterparty	10,413
Foreign currency, at value	3,085
Receivable for investments sold	672
Receivable for investments sold on a delayed-delivery basis	6
Receivable for TBA investments sold	513,609
Receivable for Portfolio shares sold	899
Interest and/or dividends receivable	6,118
Dividends receivable from Affiliates	25
Total Assets	1,824,704

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$24,301
Payable for sale-buyback transactions	13,988
Payable for short sales	2,742
Financial Derivative Instruments
Exchange-traded or centrally cleared	615
Over the counter	3,133
Payable for investments purchased	242
Payable for investments in Affiliates purchased	27
Payable for investments purchased on a delayed-delivery basis	548
Payable for TBA investments purchased	948,206
Deposits from counterparty	2,339
Payable for Portfolio shares redeemed	337
Accrued investment advisory fees	174
Accrued supervisory and administrative fees	279
Accrued distribution fees	84
Accrued servicing fees	43
Total Liabilities	997,058

Commitments and Contingent Liabilities^

Net Assets	$827,646

Net Assets Consist of:

Paid in capital	$862,723
Distributable earnings (accumulated loss)	(35,077)

Net Assets	$827,646

Net Assets:

Institutional Class	$92,169
Administrative Class	335,524
Advisor Class	399,953

Shares Issued and Outstanding:

Institutional Class	9,321
Administrative Class	33,932
Advisor Class	40,448

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.89
Administrative Class	9.89
Advisor Class	9.89

Cost of investments in securities	$1,306,651
Cost of investments in Affiliates	$7,712
Cost of foreign currency held	$3,123
Proceeds received on short sales	$2,779
Cost or premiums of financial derivative instruments, net	$94

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Income Portfolio

Year Ended December 31, 2024
(Amounts in thousands†)

Investment Income:

Interest	$42,770
Dividends	256
Dividends from Investments in Affiliates	392
Miscellaneous income	1
Total Income	43,419

Expenses:

Investment advisory fees	1,709
Supervisory and administrative fees	2,735
Distribution and/or servicing fees - Administrative Class	427
Distribution and/or servicing fees - Advisor Class	822
Trustee fees	22
Interest expense	1,769
Miscellaneous expense	7
Total Expenses	7,491

Net Investment Income (Loss)	35,928

Net Realized Gain (Loss):

Investments in securities	(1,420)
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	(154)
Over the counter financial derivative instruments	4,402
Foreign currency	(207)

Net Realized Gain (Loss)	2,620

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(11,240)
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	4,241
Over the counter financial derivative instruments	2,844
Foreign currency assets and liabilities	48

Net Change in Unrealized Appreciation (Depreciation)	(4,106)

Net Increase (Decrease) in Net Assets Resulting from Operations	$34,442

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Statements of Changes in Net Assets	PIMCO Income Portfolio

(Amounts in thousands†)	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$35,928	$24,365
Net realized gain (loss)	2,620	(12,588)
Net change in unrealized appreciation (depreciation)	(4,106)	27,922

Net Increase (Decrease) in Net Assets Resulting from Operations	34,442	39,699

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(4,212)	(2,708)
Administrative Class	(16,716)	(11,929)
Advisor Class	(18,980)	(11,629)

Total Distributions(a)	(39,908)	(26,266)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	278,895	19,966

Total Increase (Decrease) in Net Assets	273,429	33,399

Net Assets:

Beginning of year	554,217	520,818
End of year	$827,646	$554,217

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Income Portfolio	December 31, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 154.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.8%

Altice France SA
8.679% (EUR003M + 0.055%) due 08/15/2028 ~	EUR	99	$84
10.147% due 08/15/2028 ~		$697	562

Envision Healthcare Corp.
11.382% due 07/20/2026 «~		664	664
12.507% due 11/03/2028 ~		4,425	4,492

Hudson’s Bay Co.
TBD% due 04/03/2026		149	149

Lealand Finance Co. BV
7.471% due 06/30/2027 ~		6	3
8.472% due 12/31/2027 ~		16	6

Poseidon Bidco SASU
7.683% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	1,000	676

SCUR-Alpha 1503 GmbH
10.085% due 03/29/2030 ~		$1,277	1,222

Softbank Vision Fund II
6.000% due 12/23/2025 «~		1,683	1,662

Syniverse Holdings, Inc.
11.329% due 05/13/2027 ~		919	923

TransDigm, Inc.
6.829% due 02/28/2031 ~		3,011	3,019

U.S. Renal Care, Inc.
9.471% due 06/20/2028 ~		119	112

Upfield BV
8.178% (EUR006M + 4.500%) due 01/03/2028 ~	EUR	1,200	1,246

Westmoreland Coal Co.
8.000% due 03/15/2029		$7	5

Total Loan Participations and Assignments (Cost $14,978)			14,825

CORPORATE BONDS & NOTES 12.0%

BANKING & FINANCE 6.1%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,970	1,828

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	1,515	1,550

Banco Santander SA
6.607% due 11/07/2028		$2,500	2,631

Bank of America Corp.
3.824% due 01/20/2028 •		800	784

Barclays PLC
7.437% due 11/02/2033 •		2,438	2,683

BPCE SA
6.612% due 10/19/2027 •		1,250	1,281
6.714% due 10/19/2029 •		1,250	1,301

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(b)		560	59
5.125% due 01/17/2025 ^(b)		600	62

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	500	138

Credit Suisse AG AT1 Claim		$2,845	356

Deutsche Bank AG
3.547% due 09/18/2031 •		700	629
6.720% due 01/18/2029 •		400	415

EPR Properties
4.750% due 12/15/2026		5	5
4.950% due 04/15/2028		10	10

Ford Motor Credit Co. LLC
3.815% due 11/02/2027		2,963	2,840
4.125% due 08/17/2027		260	252

GLP Capital LP
4.000% due 01/15/2031		1,485	1,359
5.250% due 06/01/2025		15	15
5.300% due 01/15/2029		66	66

Intesa Sanpaolo SpA
7.200% due 11/28/2033		1,300	1,407

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase & Co.
6.087% due 10/23/2029 •		$1,200	$1,245

Morgan Stanley
0.000% due 04/02/2032 þ(h)		300	195
5.123% due 02/01/2029 •		2,029	2,035

Morgan Stanley Bank NA
4.968% due 07/14/2028 •		3,500	3,512

Nationwide Building Society
6.557% due 10/18/2027 •		2,500	2,566

NatWest Group PLC
4.445% due 05/08/2030 •		400	386
4.892% due 05/18/2029 •		200	198
5.076% due 01/27/2030 •		200	198
5.516% due 09/30/2028 •		2,200	2,228

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		1,500	1,441

Nomura Holdings, Inc.
5.594% due 07/02/2027		1,600	1,622

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		2,525	1,711

Royal Bank of Canada
4.969% due 08/02/2030 •		2,400	2,383

Societe Generale SA
6.691% due 01/10/2034 •		2,400	2,465

UBS Group AG
2.125% due 10/13/2026 •	EUR	200	206
3.091% due 05/14/2032 •		$520	453
4.205% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	100	104
5.959% due 01/12/2034 •		$4,424	4,525
6.373% due 07/15/2026 •		500	504
6.442% due 08/11/2028 •		300	310
6.537% due 08/12/2033 •		500	530

Uniti Group LP
10.500% due 02/15/2028		473	505

Wells Fargo & Co.
2.393% due 06/02/2028 •		1,100	1,036

			50,029

INDUSTRIALS 4.7%

Altice France SA
3.375% due 01/15/2028	EUR	100	79
5.125% due 01/15/2029		$200	152
8.125% due 02/01/2027		1,100	893

American Airlines Pass-Through Trust
3.350% due 04/15/2031		13	12
4.000% due 01/15/2027		347	343

Bayer U.S. Finance LLC
6.500% due 11/21/2033		2,940	2,993

Boeing Co.
2.196% due 02/04/2026		290	281
2.750% due 02/01/2026		1,000	976
3.250% due 02/01/2028		1,700	1,601
5.150% due 05/01/2030		1,400	1,381
6.259% due 05/01/2027		290	297
6.298% due 05/01/2029		50	52

Broadcom, Inc.
3.469% due 04/15/2034		796	690

Carvana Co. (11.000% Cash or 13.000% PIK)
11.000% due 06/01/2030 (a)		1,021	1,071

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (a)		1,219	1,398

CVS Pass-Through Trust
5.789% due 01/10/2026		47	47

DISH DBS Corp.
5.750% due 12/01/2028		2,630	2,254

Energy Transfer LP
4.950% due 05/15/2028		9	9

Essent Group Ltd.
6.250% due 07/01/2029		1,600	1,634

Exela Intermediate LLC (5.750% Cash and 5.750% PIK)
11.500% due 04/15/2026 (a)		29	5

Hyundai Capital America
4.300% due 09/24/2027		3,900	3,837

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		$2,004	$1,853

Mitchells & Butlers Finance PLC
6.013% due 12/15/2030	GBP	8	10

Petroleos de Venezuela SA
5.375% due 04/12/2027		$385	42
5.500% due 04/12/2037		382	39
6.000% due 11/15/2026 ^ (b)		63	7
6.000% due 05/16/2034 ^ (b)		141	15
9.750% due 05/17/2035 ^ (b)		100	11

Petroleos Mexicanos
6.700% due 02/16/2032		3,081	2,683

Prosus NV
2.778% due 01/19/2034	EUR	2,456	2,293

Saudi Arabian Oil Co.
5.750% due 07/17/2054		$1,700	1,593

T-Mobile USA, Inc.
4.200% due 10/01/2029		1,200	1,161

Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	200	153
1.604% due 12/23/2027		$200	143
2.375% due 04/22/2040	GBP	800	736
4.000% due 04/18/2027	EUR	100	79
4.375% due 01/18/2031		100	80
4.375% due 07/03/2034	GBP	100	97
4.625% due 06/04/2046		100	97
5.500% due 02/11/2041		100	99
9.750% due 04/30/2028 «		456	534

Topaz Solar Farms LLC
4.875% due 09/30/2039		$25	23
5.750% due 09/30/2039		179	175

U.S. Renal Care, Inc.
10.625% due 06/28/2028		13	11

United Airlines Pass-Through Trust
5.875% due 04/15/2029		1,578	1,613

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		1,500	1,379

Venture Global LNG, Inc.
7.000% due 01/15/2030		2,160	2,194
9.875% due 02/01/2032		1,400	1,537

			38,662

UTILITIES 1.2%

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		1,500	772

Pacific Gas & Electric Co.
3.150% due 01/01/2026		2,072	2,037
3.250% due 06/01/2031		3,895	3,459
3.300% due 03/15/2027		90	87
4.200% due 03/01/2029		1,100	1,064
4.300% due 03/15/2045		1,926	1,543
4.550% due 07/01/2030		1,259	1,219

			10,181

Total Corporate Bonds & Notes (Cost $102,293)			98,872

MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		34	35
6.725% due 04/01/2035		8	9
7.350% due 07/01/2035		8	8

Total Municipal Bonds & Notes (Cost $52)			52

U.S. GOVERNMENT AGENCIES 60.7%

Freddie Mac
3.000% due 06/01/2046 - 01/01/2049		1,948	1,694

Ginnie Mae
2.500% due 04/20/2052		405	338

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 10/20/2052	$191	$171
4.500% due 12/20/2053	291	275
5.500% due 07/20/2053 - 08/20/2053	2,849	2,833
7.954% due 09/20/2066 ~	144	147

Ginnie Mae, TBA
3.000% due 02/01/2055	2,000	1,735
3.500% due 01/01/2055	3,000	2,682
4.000% due 02/01/2055	3,400	3,132
4.500% due 02/01/2055	7,300	6,900
5.000% due 02/01/2055	2,000	1,939
5.500% due 02/01/2055	2,200	2,180
6.000% due 02/01/2055	2,300	2,312

Uniform Mortgage-Backed Security
3.000% due 08/01/2027 - 02/01/2034	178	169
4.000% due 08/01/2042 - 07/01/2050	2,370	2,204
4.500% due 10/01/2050 - 07/01/2053	1,801	1,711
5.000% due 09/01/2053 - 07/01/2054	1,381	1,334
5.500% due 11/01/2052 - 01/01/2053	1,063	1,050
6.000% due 11/01/2052 - 09/01/2054	12,957	13,035
6.500% due 10/01/2053 - 01/01/2054	40,482	41,361
7.000% due 01/01/2054 - 02/01/2054	766	794

Uniform Mortgage-Backed Security, TBA
3.000% due 01/01/2040 - 02/01/2055	10,800	9,199
3.500% due 02/01/2055	17,900	15,831
4.000% due 02/01/2055	41,500	37,947
4.500% due 02/01/2055	8,700	8,180
5.000% due 01/01/2055 - 02/01/2055	95,500	92,128
5.500% due 01/01/2055 - 02/01/2055	62,050	61,192
6.000% due 01/01/2055 - 02/01/2055	115,900	116,361
6.500% due 02/01/2055	71,550	72,973
7.000% due 01/01/2055	700	726

Total U.S. Government Agencies (Cost $506,951)		502,533

U.S. TREASURY OBLIGATIONS 13.8%

U.S. Treasury Bonds
2.875% due 11/15/2046	1,400	1,018
3.000% due 08/15/2048	10	7
3.000% due 02/15/2049	500	364
4.250% due 08/15/2054 (i)	1,600	1,462
4.375% due 08/15/2043	1,600	1,506
4.500% due 11/15/2054 (i)	9,000	8,582
4.625% due 05/15/2054 (i)	5,800	5,637

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025 (k)	2,203	2,190
0.125% due 07/15/2030	1,847	1,665
0.125% due 01/15/2031	121	108
0.125% due 07/15/2031	3,239	2,852
0.125% due 01/15/2032 (m)	342	296
0.125% due 02/15/2051	1,940	1,069
0.250% due 07/15/2029	3,853	3,569
0.250% due 02/15/2050	737	430
0.375% due 07/15/2025 (i)	289	287
0.375% due 01/15/2027	221	214
0.375% due 07/15/2027	65	62
0.625% due 07/15/2032	4,563	4,080
0.750% due 07/15/2028 (k)	894	859
0.750% due 02/15/2042	140	107
0.750% due 02/15/2045	804	583
0.875% due 01/15/2029	2,359	2,253
0.875% due 02/15/2047	915	663
1.000% due 02/15/2046	266	201
1.000% due 02/15/2048	896	660
1.000% due 02/15/2049	2,133	1,556
1.125% due 01/15/2033	318	293
1.375% due 07/15/2033	11,433	10,700

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.375% due 02/15/2044		$135	$113
1.500% due 02/15/2053		1,274	1,022
1.750% due 01/15/2034		4,518	4,333
1.875% due 07/15/2034 (i)		18,812	18,233

U.S. Treasury Notes
0.375% due 09/30/2027 (m)		340	306
0.500% due 10/31/2027 (m)		300	270
0.625% due 11/30/2027 (k)(m)		4,140	3,730
0.625% due 12/31/2027 (k)		1,750	1,572
0.750% due 01/31/2028 (k)		1,600	1,438
2.625% due 01/31/2026 (k)		3,500	3,441
4.500% due 03/31/2026		13,200	13,238
4.500% due 04/15/2027 (i)		13,300	13,369

Total U.S. Treasury Obligations (Cost $122,551)			114,338

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.9%

AG Trust
6.413% due 07/15/2041 •		3,600	3,617

American Home Mortgage Investment Trust
7.100% due 06/25/2036 þ		6,155	878

Avon Finance PLC
5.626% due 12/28/2049 •	GBP	3,881	4,863

Barclays Commercial Real Estate Trust
3.966% due 08/10/2033		$4,100	3,995

Bear Stearns ALT-A Trust
4.773% due 06/25/2046 •		2,954	2,629

Bridgegate Funding PLC
7.067% due 10/16/2062 ~	GBP	8,737	11,098

Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~		$7,255	6,425
3.500% due 06/25/2062 ~		4,377	4,007

Chase Mortgage Finance Trust
4.827% due 12/25/2035 ~		113	104

CIM Trust
4.750% due 06/25/2064 ~		3,476	3,387
5.000% due 05/25/2062 ~		3,792	3,756

CitiMortgage Alternative Loan Trust
6.000% due 03/25/2037 •		1,274	1,083

Commercial Mortgage Trust
3.140% due 10/10/2036		4,100	3,577

Countrywide Alternative Loan Trust
4.773% due 11/25/2036 •		3,875	3,508
6.500% due 09/25/2037		8,480	3,108

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.375% due 01/25/2060		3,183	2,581
3.408% due 11/30/2037 ~		6,291	5,676

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ		4,094	4,104

Eurohome U.K. Mortgages PLC
5.197% due 09/15/2044 •	GBP	2,825	3,482

Eurosail PLC
5.796% due 06/13/2045 •		446	556

Extended Stay America Trust
5.591% due 07/15/2038 •		$4,404	4,410

Grifonas Finance PLC
3.681% due 08/28/2039 •	EUR	485	492

GS Mortgage-Backed Securities Trust
3.900% due 09/25/2061 þ		$7,178	6,916

HarborView Mortgage Loan Trust
4.961% due 03/19/2036 •		37	33

JP Morgan Chase Commercial Mortgage Securities Trust
4.994% due 04/15/2037 •		3,905	3,822
7.235% due 10/05/2040		2,600	2,722

JP Morgan Mortgage Trust
5.990% due 07/25/2064 ~		5,399	5,431

Ludgate Funding PLC
3.992% due 05/26/2066 •	EUR	3,500	3,620

MASTR Adjustable Rate Mortgages Trust
5.553% due 09/25/2037 •		$11,314	4,514

Merrion Square Residential
3.901% due 03/24/2081 •	EUR	2,833	2,939

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MFA Trust
4.250% due 02/25/2066 ~		$3,562	$3,388
4.400% due 03/25/2068 þ		3,605	3,519

Morgan Stanley Capital Trust
5.512% due 05/15/2036 •		1,400	965
6.889% due 12/15/2038 •		2,645	2,350

PRET LLC
5.925% due 10/25/2054 þ		3,735	3,742

PRPM LLC
3.750% due 03/25/2054 þ		2,830	2,737
5.897% due 12/25/2029 «þ		4,000	4,010
6.327% due 06/25/2069 þ		2,927	2,954
7.026% due 03/25/2029 þ		2,666	2,680

RBSSP Resecuritization Trust
4.315% due 12/26/2036 ~		358	335

RCKT Mortgage Trust
5.158% due 10/25/2044 þ		7,509	7,446
5.846% due 08/25/2044 þ		3,282	3,307

SFO Commercial Mortgage Trust
7.411% due 05/15/2038 •		2,400	2,134

Towd Point Mortgage Funding
5.719% due 07/20/2053 •	GBP	2,218	2,782
6.127% due 02/20/2054 •		5,035	6,335

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$2,219	2,114
4.480% due 10/25/2064 ~		3,884	3,802
5.153% due 07/25/2065 ~		6,498	6,402

Verus Securitization Trust
5.799% due 07/25/2069 þ		6,629	6,660
6.259% due 12/25/2068 þ		2,095	2,112

WaMu Mortgage Pass-Through Certificates Trust
5.659% due 03/25/2033 ~		30	30

Washington Mutual Mortgage Pass-Through Certificates Trust
5.675% due 10/25/2046 •		1,839	1,585

WSTN Trust
6.297% due 07/05/2037 ~		2,500	2,536

Total Non-Agency Mortgage-Backed Securities (Cost $185,817)			181,258

ASSET-BACKED SECURITIES 37.5%

AUTOMOBILE ABS OTHER 0.7%

Golden Bar Securitisation
3.889% due 09/22/2043 •	EUR	3,900	4,069

Santander Bank Auto Credit-Linked Notes
4.965% due 01/18/2033		$2,000	1,997

			6,066

AUTOMOBILE SEQUENTIAL 5.5%

Bridgecrest Lending Auto Securitization Trust
5.540% due 02/16/2027		3,142	3,148

Carvana Auto Receivables Trust
5.820% due 08/10/2028		2,500	2,531
6.160% due 10/10/2028		2,500	2,540

Chase Auto Owner Trust
5.250% due 09/27/2027		3,439	3,453

Exeter Automobile Receivables Trust
5.600% due 05/17/2027		3,040	3,047

First Investors Auto Owner Trust
6.440% due 10/16/2028		1,244	1,260

Flagship Credit Auto Trust
5.640% due 03/15/2028		2,413	2,428

GLS Auto Receivables Issuer Trust
4.760% due 10/15/2027		3,900	3,905

GLS Auto Select Receivables Trust
6.370% due 06/15/2028		1,446	1,464

Hyundai Auto Receivables Trust
4.840% due 03/15/2029		3,500	3,520

Octane Receivables Trust
4.940% due 05/20/2030		3,900	3,908

Oscar U.S. Funding LLC
1.270% due 09/11/2028		3,937	3,856

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032	$3,233	$3,263

SCCU Auto Receivables Trust
5.110% due 06/15/2029	3,500	3,512

World Omni Select Auto Trust
4.980% due 02/15/2030	3,500	3,520

		45,355

CMBS OTHER 0.7%

LCCM Trust
5.962% due 11/15/2038 •	2,155	2,164

PFP Ltd.
6.315% due 09/17/2039 •	3,415	3,443

		5,607

HOME EQUITY OTHER 14.0%

ABFC Trust
4.733% due 11/25/2036 •	3,514	2,047

Aegis Asset-Backed Securities Trust
4.623% due 01/25/2037 •	3,095	2,284

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
6.283% due 12/25/2034 •	847	746

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.548% due 09/25/2034 •	1,815	1,663

Argent Securities Trust
4.933% due 07/25/2036 •	13,614	3,616

Asset-Backed Securities Corp. Home Equity Loan Trust
5.428% due 06/25/2035 •	11,000	9,404

Bear Stearns Asset-Backed Securities Trust
5.513% due 12/25/2034 •	6,098	5,988

Citigroup Mortgage Loan Trust
4.713% due 03/25/2037 •	16	14
4.773% due 12/25/2036 •	1,253	680
4.973% due 03/25/2036 •	1,697	1,533
5.083% due 02/25/2035 •	1,751	1,625
5.143% due 10/25/2035 •	900	819
5.188% due 09/25/2035 •	515	511

Countrywide Asset-Backed Certificates Trust
4.564% due 05/25/2036 •	9,800	9,551
4.673% due 06/25/2037 •	680	661
4.733% due 06/25/2035 •	1,098	982
4.733% due 05/25/2037 •	892	827
4.733% due 04/25/2047 •	813	787
4.733% due 06/25/2047 •	806	748
4.888% due 01/25/2045 •	1,006	938
4.893% due 05/25/2037 •	1,036	992
4.893% due 06/25/2047 •	432	414
6.403% due 08/25/2035 •	1,594	1,527

Fremont Home Loan Trust
5.068% due 11/25/2035 •	2,271	2,054

GSAA Home Equity Trust
5.233% due 06/25/2035 •	4,831	3,822

GSAMP Trust
5.098% due 11/25/2035 •	2,066	1,942
5.353% due 11/25/2035 •	1,806	1,744

Home Equity Mortgage Loan Asset-Backed Trust
4.673% due 04/25/2037 •	1,468	1,105
5.053% due 03/25/2036 •	3,900	3,465

HSI Asset Securitization Corp. Trust
4.593% due 12/25/2036 •	877	741
4.593% due 01/25/2037 •	2,338	1,732
4.603% due 12/25/2036 •	2,907	2,542
4.673% due 12/25/2036 •	953	261

IXIS Real Estate Capital Trust
4.753% due 01/25/2037 •	3,532	1,214

Long Beach Mortgage Loan Trust
4.753% due 11/25/2036 •	390	272

MASTR Asset-Backed Securities Trust
5.603% due 08/25/2037 •	1,446	1,238

Merrill Lynch Mortgage Investors Trust
4.593% due 04/25/2047 •	4,490	1,778

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley ABS Capital, Inc. Trust
4.523% due 10/25/2036 •		$1,950	$994
4.533% due 11/25/2036 •		3,902	2,180
4.993% due 12/25/2034 •		1,002	918
4.993% due 03/25/2036 •		766	744
5.053% due 12/25/2034 •		754	686

New Century Home Equity Loan Trust
5.383% due 11/25/2034 •		7,307	7,266

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.753% due 07/25/2036 •		415	382

NovaStar Mortgage Funding Trust
4.993% due 05/25/2036 •		4,400	4,222

Option One Mortgage Loan Trust
4.673% due 04/25/2037 •		1,077	750
4.993% due 01/25/2036 •		5,000	4,655

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.503% due 09/25/2034 •		189	189

Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 þ		4,629	1,406

Residential Asset Securities Corp. Trust
5.053% due 02/25/2036 •		323	320
5.133% due 05/25/2037 •		135	133
5.158% due 10/25/2035 •		2,000	1,744

Saxon Asset Securities Trust
5.428% due 12/26/2034 •		629	561
6.203% due 12/25/2037 •		698	657

Soundview Home Loan Trust
4.673% due 02/25/2037 •		1,024	278
4.858% due 12/25/2036 •		1,385	1,363
5.203% due 01/25/2035 •		4,433	4,015
5.428% due 11/25/2035 •		1,988	1,942

Structured Asset Securities Corp.
5.158% due 02/25/2035 •		692	692

Structured Asset Securities Corp. Mortgage Loan Trust
4.723% due 07/25/2036 •		1	1
4.978% due 07/25/2036 •		812	785
5.053% due 01/25/2037 •		3,072	2,466
5.453% due 04/25/2031 •		4,114	4,086

			115,702

WHOLE LOAN COLLATERAL 2.4%

First Franklin Mortgage Loan Trust
4.573% due 12/25/2036 •		380	362
5.398% due 06/25/2034 •		2,908	2,824

PRET LLC
4.868% due 07/25/2051 þ		3,031	3,029
5.487% due 10/25/2051 þ		4,484	4,487
6.996% due 07/25/2054 þ		6,924	6,959

Residential Asset Mortgage Products Trust
5.578% due 06/25/2035 •		2,600	2,516

			20,177

OTHER ABS 14.2%

37 Capital CLO Ltd.
5.946% due 07/15/2034 •		3,600	3,612

522 Funding CLO Ltd.
5.758% due 10/23/2034 •		4,000	4,007

AGL CLO Ltd.
6.079% due 07/20/2034 •		2,500	2,504

Allegro CLO Ltd.
5.867% due 01/19/2033 •		3,000	3,002

Anchorage Capital CLO Ltd.
5.756% due 10/15/2031 •		2,347	2,351

Arbour CLO DAC
4.126% due 12/15/2038 •	EUR	3,600	3,732

Atlas Senior Loan Fund Ltd.
5.846% due 10/23/2032 •		$3,600	3,608
6.008% due 01/15/2031 •		30	30

Ballyrock CLO Ltd.
6.009% due 07/20/2034 •		2,500	2,504

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barings CLO Ltd.
5.869% due 01/20/2031 •		$46	$46

Carlyle Global Market Strategies CLO Ltd.
5.534% due 07/20/2034 •		4,000	4,000
5.837% due 07/20/2032 •		2,736	2,742

CIFC Funding Ltd.
6.058% due 07/15/2036 •		2,500	2,504

Gallatin CLO Ltd.
6.008% due 07/15/2031 •		219	220

Golub Capital Partners Static Ltd.
5.847% due 04/20/2033 •		2,339	2,340

GreenSky Home Improvement Trust
5.250% due 10/27/2059		4,000	4,009
5.880% due 06/25/2059		1,416	1,424

ICG U.S. CLO Ltd.
5.525% due 10/20/2034 •		4,100	4,100

Invesco Euro CLO DAC
4.553% due 10/30/2038 •	EUR	3,600	3,728

LCM Ltd.
5.897% due 07/20/2034 •		$3,300	3,310

Lendmark Funding Trust
5.530% due 06/21/2032		1,400	1,417

Magnetite Ltd.
6.087% due 01/25/2032 •		1,967	1,972

MidOcean Credit CLO
5.833% due 02/20/2031 •		83	83

Nassau Ltd.
6.168% due 01/15/2030 •		65	65

Nelnet Student Loan Trust
4.893% due 09/27/2066 •		1,048	1,049
6.805% due 02/20/2041 •		1,623	1,626

OCP CLO Ltd.
5.897% due 01/15/2033 •		3,000	3,005

Pagaya AI Debt Selection Trust
5.092% due 07/15/2032		4,100	4,104
5.183% due 06/15/2032		3,900	3,903
6.117% due 12/15/2031		2,184	2,209
7.128% due 06/16/2031		95	95

Palmer Square European Loan Funding DAC
3.881% due 05/15/2033 •	EUR	3,370	3,489
4.338% due 05/15/2034 •		3,200	3,314

Reach ABS Trust
5.880% due 07/15/2031		$2,518	2,531
6.300% due 02/18/2031		539	543

SLM Private Credit Student Loan Trust
4.950% due 06/15/2039 •		1,585	1,527

SMB Private Education Loan Trust
5.060% due 03/16/2054		3,815	3,784
5.698% due 07/15/2053 •		6,264	6,308
6.048% due 02/16/2055 •		2,932	2,973

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		3,900	3,899

TIAA CLO Ltd.
5.757% due 01/20/2032 •		2,697	2,700

Tralee Clo Ltd.
5.846% due 10/25/2032 •		3,500	3,507

Trysail CLO Ltd.
7.267% due 10/20/2033 •		4,000	4,004

Voya CLO Ltd.
5.989% due 10/17/2032 •		2,700	2,704
6.176% due 04/15/2037 •		3,100	3,128

			117,712

Total Asset-Backed Securities (Cost $315,250)			310,619

SOVEREIGN ISSUES 5.8%

Argentina Government International Bond
0.750% due 07/09/2030 þ		1,379	1,020
1.000% due 07/09/2029		125	102
3.500% due 07/09/2041 þ		5,071	3,179
4.125% due 07/09/2035 þ		1,606	1,053
5.000% due 01/09/2038 þ		82	57

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2025 (e)	BRL	1,500	$243
0.000% due 07/01/2025 (e)		26,900	4,085
0.000% due 10/01/2025 (e)		33,650	4,912

Israel Government International Bond
5.500% due 03/12/2034		$1,800	1,765

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	43,384	1,754
3.000% due 12/03/2026 (f)		49,475	2,241
4.000% due 11/30/2028 (f)		3,087	140
4.000% due 08/24/2034 (f)		36,212	1,542
7.000% due 09/03/2026		45,000	2,067
7.500% due 06/03/2027		15,200	693
7.500% due 05/26/2033		2,200	89
7.750% due 05/29/2031		15,600	669
7.750% due 11/23/2034		17,100	686
8.500% due 03/01/2029		42,600	1,941
8.500% due 05/31/2029		10,100	459

Peru Government International Bond
5.350% due 08/12/2040	PEN	100	22
5.400% due 08/12/2034		871	212
6.150% due 08/12/2032		7,437	1,967
6.900% due 08/12/2037		1,966	522
6.950% due 08/12/2031		7,620	2,138
7.300% due 08/12/2033		5,200	1,461
7.600% due 08/12/2039		3,600	1,009

Romania Government International Bond
3.750% due 02/07/2034	EUR	760	676
5.125% due 09/24/2031		1,000	1,013
5.250% due 05/30/2032		350	354
5.500% due 09/18/2028		900	969
5.625% due 05/30/2037		400	398

Russia Government International Bond
5.100% due 03/28/2035		$400	0
5.250% due 06/23/2047		1,600	0
5.625% due 04/04/2042		2,000	1,370

South Africa Government International Bond
7.000% due 02/28/2031	ZAR	7,800	367
8.000% due 01/31/2030		6,700	340
8.500% due 01/31/2037		21,100	949
8.875% due 02/28/2035		21,700	1,047
9.000% due 01/31/2040		4,600	208
10.500% due 12/21/2026		23,900	1,316

Turkey Government International Bond
5.250% due 03/13/2030		$600	561
7.625% due 04/26/2029		700	727
49.430% (BISTREFI) due 09/06/2028 ~	TRY	2,500	70
50.485% (BISTREFI) due 05/20/2026 ~		200	6
50.485% (BISTREFI) due 08/19/2026 ~		200	6
50.485% (BISTREFI) due 05/17/2028 ~		52,000	1,451

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venezuela Government International Bond
6.000% due 06/30/2049 ^	$122	$15
7.000% due 03/31/2038 ^(b)	43	6
7.650% due 04/21/2025 ^(b)	105	15
9.000% due 05/07/2049 ^	46	7
9.250% due 09/15/2027 ^(b)	143	23
9.250% due 05/07/2028 ^(b)	83	12
11.750% due 10/21/2026 ^(b)	10	2
11.950% due 08/05/2031 ^(b)	300	49

Total Sovereign Issues (Cost $51,034)		47,985

	SHARES
COMMON STOCKS 0.3%

COMMUNICATION SERVICES 0.1%

Clear Channel Outdoor Holdings, Inc. (c)	133,771	183

iHeartMedia, Inc. ‘A’ (c)	31,404	62

iHeartMedia, Inc. ‘B’ «(c)	24,427	44

Windstream Units «(c)	1,684	41

		330

FINANCIALS 0.1%

Intelsat Emergence SA «(h)	28,556	943

HEALTH CARE 0.1%

Amsurg Equity «(c)(h)	22,386	1,026

INDUSTRIALS 0.0%

Westmoreland Mining Holdings «(c)(h)	237	0

Westmoreland Mining LLC «(c)(h)	240	1

		1

Total Common Stocks (Cost $4,688)		2,300

WARRANTS 0.0%

COMMUNICATION SERVICES 0.0%

Windstream Holdings II LLC - Exp. 10/25/2059 «	1,108	14

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	398	1

Total Warrants (Cost $140)		15

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(g)	1,669,650	$1,922

Total Preferred Securities (Cost $2,456)		1,922

REAL ESTATE INVESTMENT TRUSTS 0.0%

REAL ESTATE 0.0%

Uniti Group, Inc.	1,155	6

Total Real Estate Investment Trusts (Cost $7)		6

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

U.S. TREASURY BILLS 0.1%
4.391% due 02/06/2025 - 03/20/2025 (d)(e)	$437	434

Total Short-Term Instruments (Cost $434)		434

Total Investments in Securities (Cost $1,306,651)		1,275,159

	SHARES
INVESTMENTS IN AFFILIATES 0.9%

SHORT-TERM INSTRUMENTS 0.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%

PIMCO Short-Term Floating NAV Portfolio III	792,107	7,713

Total Short-Term Instruments (Cost $7,712)		7,713

Total Investments in Affiliates (Cost $7,712)		7,713

Total Investments 155.0% (Cost $1,314,363)		$1,282,872

Financial Derivative Instruments (j)(l) 0.3% (Cost or Premiums, net $94)		2,702

Other Assets and Liabilities, net (55.3)%		(457,928)

Net Assets 100.0%		$827,646

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$935	$1,026	0.13%
Intelsat Emergence SA	06/19/2017 - 02/23/2024	2,094	943	0.11
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	267	195	0.02
Westmoreland Mining Holdings	03/26/2019	1	0	0.00
Westmoreland Mining LLC	06/30/2023	1	1	0.00

		$3,298	$2,165	0.26%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
NOM	4.570%	12/19/2024	01/16/2025	$(24,258)	$(24,301)

Total Reverse Repurchase Agreements					$(24,301)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BCY	4.590%	12/24/2024	1/7/2025	$(8,645)	$(8,655)
BPG	4.580	12/23/2024	1/7/2025	(1,478)	(1,480)
	4.590	12/23/2024	1/7/2025	(3,848)	(3,853)

Total Sale-Buyback Transactions					$(13,988)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.3)%
Ginnie Mae, TBA	2.500%	01/01/2055	$300	$(254)	$(251)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2055	3,200	(2,525)	(2,491)

Total Short Sales (0.3)%				$(2,779)	$(2,742)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
NOM	$0	$(24,301)	$0	$(24,301)	$24,150	$(151)

Master Securities Forward Transaction Agreement
BCY	0	0	(8,655)	(8,655)	8,582	(73)
BPG	0	0	(5,333)	(5,333)	5,282	(51)

Total Borrowings and Other Financing Transactions	$0	$(24,301)	$(13,988)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(24,301)	$0	$0	$(24,301)

Total	$0	$(24,301)	$0	$0	$(24,301)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(13,988)	0	0	$(13,988)

Total	$0	$(13,988)	$0	$0	$(13,988)

Total Borrowings	$0	$(38,289)	$0	$0	$(38,289)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(38,289)

(i)	Securities with an aggregate market value of $38,014 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(29,563) at a weighted average interest rate of 5.214%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(9) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bobl February 2025 Futures	EUR 117.500	01/24/2025	4	$4	$(1)	$(1)
Call - EUREX Euro-Bobl February 2025 Futures	119.250	01/24/2025	4	4	(1)	0
Put - EUREX Euro-Bund February 2025 Futures	133.500	01/24/2025	3	3	(1)	(3)
Put - EUREX Euro-Bund February 2025 Futures	134.500	01/24/2025	2	2	(1)	(3)
Call - EUREX Euro-Bund February 2025 Futures	136.500	01/24/2025	3	3	(1)	0
Call - EUREX Euro-Bund February 2025 Futures	138.000	01/24/2025	2	2	(1)	0

Total Written Options					$(6)	$(7)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Long Gilt March Futures	03/2025	406	$46,969	$(947)	$290	$0
U.S. Treasury 2-Year Note March Futures	03/2025	75	15,421	(15)	0	(1)
U.S. Treasury 5-Year Note March Futures	03/2025	539	57,298	(329)	0	(51)
U.S. Treasury 10-Year Note March Futures	03/2025	1,267	137,786	(1,352)	0	(277)

				$(2,643)	$290	$(329)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	74	$(17,697)	$71	$0	$0
3-Month SOFR Active Contract December Futures	03/2026	11	(2,642)	49	0	0
3-Month SOFR Active Contract June Futures	09/2025	77	(18,471)	137	1	0
3-Month SOFR Active Contract March Futures	06/2025	74	(17,728)	111	0	0
3-Month SOFR Active Contract March Futures	06/2026	10	(2,402)	44	0	0
3-Month SOFR Active Contract September Futures	12/2025	9	(2,160)	41	0	0
Australia Government 10-Year Bond March Futures	03/2025	34	(2,375)	29	14	(17)
Euro-Bobl March Futures	03/2025	31	(3,785)	26	0	(7)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund March Futures	03/2025	83	$(11,473)	$196	$0	$(36)
Japan Government 10-Year Bond March Futures	03/2025	1	(902)	3	1	(1)
U.S. Treasury Long-Term Bond March Futures	03/2025	208	(23,680)	629	52	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	1	(119)	4	0	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	54	(6,011)	90	14	0

				$1,430	$82	$(61)

Total Futures Contracts				$(1,213)	$372	$(390)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Airbus Finance BV	1.000%	Quarterly	06/20/2026	0.203%	EUR	1,800	$51	$(29)	$22	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.313	$	900	11	(5)	6	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.499		200	(1)	4	3	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.258		200	7	(2)	5	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.491		100	4	3	7	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.760		400	21	20	41	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.116		2,000	8	18	26	0	(1)

							$101	$9	$110	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$	828	$(27)	$26	$(1)	$1	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		4,324	(162)	166	4	3	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		400	(33)	30	(3)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		100	(7)	6	(1)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		1,600	(74)	47	(27)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		500	(19)	7	(12)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		600	(18)	0	(18)	0	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026		2,496	212	(75)	137	1	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		1,056	58	15	73	1	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028		98	0	8	8	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		17,000	1,234	105	1,339	15	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		200	1	3	4	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		100	1	1	2	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		22,700	510	5	515	5	0
iTraxx Europe Main 42 5-Year Index	1.000	Quarterly	12/20/2029	EUR	6,100	137	(9)	128	0	(3)

						$1,813	$335	$2,148	$26	$(3)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	2,200	$(35)	$49	$14	$0	$(6)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	10	9	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		3,400	(54)	174	120	0	(15)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		200	(4)	25	21	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	180,000	0	(13)	(13)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		430,000	10	75	85	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		4,351,000	210	761	971	9	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		2,200,000	29	11	40	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		541,400	2	124	126	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		1,130,000	63	(49)	14	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		258,000	69	178	247	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		46,000	0	35	35	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	$	10,200	1	298	299	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.300	Semi-Annual	03/16/2025		1,700	(32)	41	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.300	Semi-Annual	03/18/2025		1,700	(32)	41	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025		700	(5)	(11)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025		300	(2)	(5)	(7)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	2.697%	Annual	04/04/2025	$	1,300	$(10)	$(20)	$(30)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025		1,100	(8)	(16)	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025		600	(5)	(9)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025		800	(6)	(12)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025		800	(6)	(11)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025		100,490	(293)	(50)	(343)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025		42,400	5	42	47	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		8,000	102	393	495	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		5,700	1	273	274	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026		1,100	0	55	55	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		8,200	76	389	465	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026		11,200	(915)	1,146	231	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		1,100	0	19	19	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		12,400	114	(855)	(741)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026		400	(18)	38	20	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027		900	(1)	(51)	(52)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		1,000	(2)	(59)	(61)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		3,500	(1)	221	220	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027		500	0	(31)	(31)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		15,500	(36)	(864)	(900)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027		1,100	(2)	(60)	(62)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		2,600	(1)	156	155	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027		10,200	(27)	(521)	(548)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		700	(1)	(57)	(58)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		1,200	(2)	(84)	(86)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		2,630	88	159	247	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		1,790	0	85	85	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		5,100	(37)	(141)	(178)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027		1,100	(8)	(29)	(37)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		660	47	(9)	38	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		500	(1)	(9)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028		400	(1)	42	41	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		3,213	(130)	(271)	(401)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		1,300	(111)	199	88	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		29,180	204	846	1,050	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028		1,100	(8)	(5)	(13)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028		800	(1)	(91)	(92)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028		430	0	9	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028		750	0	15	15	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		3,066	60	(379)	(319)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		14,450	74	87	161	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029		578	0	63	63	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029		2,100	(6)	(204)	(210)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029		300	0	(32)	(32)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029		500	(1)	(50)	(51)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		1,200	(3)	(16)	(19)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		400	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029		760	0	22	22	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029		1,100	(35)	35	0	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.740	Annual	05/31/2029		4,000	(5)	49	44	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.830	Annual	05/31/2029		11,040	(8)	90	82	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		4,690	225	459	684	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		1,866	115	93	208	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		14,400	(257)	535	278	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029		800	(71)	155	84	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029		800	(45)	147	102	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		68,730	(601)	1,513	912	34	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		4,920	467	(13)	454	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030		2,800	(205)	538	333	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030		1,600	(145)	314	169	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		900	(3)	(35)	(38)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		800	(3)	(36)	(39)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030		800	(74)	158	84	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.430	Semi-Annual	03/17/2030		800	(42)	148	106	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030		24,800	(996)	4,740	3,744	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		16,590	153	877	1,030	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		1,300	(5)	(40)	(45)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		719	4	123	127	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		4,570	246	(113)	133	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031		320	(15)	14	(1)	0	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.328%	Annual	04/30/2031	$	550	$0	$25	$25	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031		880	0	34	34	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		4,400	274	621	895	5	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		6,495	(498)	(825)	(1,323)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		49,300	456	734	1,190	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031		1,790	0	78	78	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031		800	(3)	138	135	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031		900	(4)	156	152	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031		600	(1)	(104)	(105)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031		600	(1)	(102)	(103)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031		400	(1)	(66)	(67)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.790	Annual	10/31/2031		3,100	(16)	60	44	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031		11,700	(1)	224	223	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		7,000	(143)	1,239	1,096	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		24,620	(294)	748	454	26	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032		400	(1)	(63)	(64)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032		500	(1)	(82)	(83)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032		400	(1)	(62)	(63)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032		900	(6)	(122)	(128)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		700	(3)	(118)	(121)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032		2,400	(12)	(385)	(397)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032		1,200	(6)	(187)	(193)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		300	3	34	37	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		1,980	75	322	397	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		2,170	(188)	(248)	(436)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		4,010	(173)	(492)	(665)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,108	176	175	351	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		11,180	1,312	260	1,572	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033		400	(2)	(23)	(25)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		500	(2)	(27)	(29)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		400	(2)	(23)	(25)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033		500	(2)	(28)	(30)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033		500	(2)	(28)	(30)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033		500	(2)	(32)	(34)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		1,000	(4)	(53)	(57)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033		45,500	440	1,827	2,267	59	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033		600	(2)	(32)	(34)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033		19,440	(70)	727	657	25	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033		1,300	(6)	(77)	(83)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		3,995	60	289	349	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033		900	(4)	(40)	(44)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033		400	(1)	(14)	(15)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033		400	(1)	(10)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		200	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		1,000	(4)	(11)	(15)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		800	(3)	(6)	(9)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		800	(3)	8	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		600	(2)	5	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		800	(3)	0	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		400	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		400	(2)	4	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		300	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		400	(1)	5	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		200	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		200	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		200	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		400	(2)	13	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		400	(2)	(3)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		400	(2)	3	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		400	(2)	5	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,560	(76)	9	(67)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		400	(2)	14	12	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		200	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		200	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		200	(1)	10	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		400	(2)	21	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		400	(2)	20	18	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		400	0	21	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		200	(1)	11	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034		200	(1)	(7)	(8)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.738%	Annual	01/23/2034	$	100	$0	$(4)	$(4)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		400	(2)	(16)	(18)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		400	(2)	(15)	(17)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		200	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		800	(4)	(18)	(22)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		400	(2)	(16)	(18)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		400	(1)	(15)	(16)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		400	(1)	(8)	(9)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		400	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		400	(2)	(1)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		400	(1)	1	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		700	(2)	(1)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		400	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		1,300	(4)	(3)	(7)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		400	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		700	(2)	5	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		3,290	(92)	(15)	(107)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		700	(2)	10	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		400	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		900	(3)	22	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		700	(2)	16	14	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		500	(2)	13	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		500	(2)	15	13	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		500	(2)	21	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		500	(2)	18	16	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		500	(2)	20	18	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		500	(2)	25	23	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		700	(2)	32	30	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		300	(1)	14	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		500	(2)	26	24	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		700	(2)	34	32	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		500	(2)	25	23	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		500	(2)	23	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		500	(2)	25	23	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		500	(2)	24	22	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		500	(2)	23	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		1,000	(4)	46	42	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		300	(1)	13	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		1,100	(4)	49	45	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		500	(2)	21	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		1,000	(4)	53	49	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		200	(1)	12	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		500	(2)	31	29	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		250	(1)	19	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		800	(3)	57	54	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		500	(2)	38	36	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		500	(2)	37	35	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034		500	(2)	(24)	(26)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034		500	(2)	(27)	(29)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		500	(2)	(27)	(29)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		500	(1)	(25)	(26)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		500	(1)	(25)	(26)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		500	(2)	(23)	(25)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		1,100	(4)	(52)	(56)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		900	(3)	(41)	(44)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034		900	(3)	(44)	(47)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		900	(3)	(43)	(46)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		900	(3)	(45)	(48)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		3,100	(11)	(133)	(144)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		1,800	(6)	(75)	(81)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		600	(2)	(9)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		900	(4)	(17)	(21)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		300	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		210	5	(11)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049		300	(65)	179	114	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049		300	(64)	178	114	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		270	0	28	28	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		270	0	24	24	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		140	0	11	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		2,200	(658)	1,367	709	3	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.625%	Semi-Annual	02/03/2050	$	3,000	$(443)	$1,703	$1,260	$4	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		1,200	(251)	707	456	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		900	(274)	560	286	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		400	(4)	(176)	(180)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		2,000	373	605	978	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		500	(7)	209	202	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051		4,000	76	(1,559)	(1,483)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052		100	(1)	(39)	(40)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052		100	(1)	(38)	(39)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.622	Annual	11/15/2052		3,500	14	188	202	4	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.690	Annual	11/15/2052		600	(7)	35	28	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		200	(2)	(32)	(34)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		300	(2)	(30)	(32)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		390	(4)	48	44	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		200	(2)	(14)	(16)	0	0
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	700	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		400	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		600	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		1,500	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		2,500	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		1,200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		1,200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		2,500	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026		3,000	0	(30)	(30)	0	0
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		1,500	0	(15)	(15)	0	0
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		2,400	0	(23)	(23)	0	0
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		5,600	0	(53)	(53)	0	0
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		5,600	0	(52)	(52)	0	0
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		5,500	0	(51)	(51)	0	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		4,400	0	(71)	(71)	0	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		1,100	0	(18)	(18)	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		4,600	0	(73)	(73)	0	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		3,270	0	(46)	(46)	0	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		8,600	0	(135)	(135)	0	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		9,900	0	(139)	(139)	0	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		2,100	0	(33)	(33)	0	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		5,020	0	(69)	(69)	0	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		8,380	0	(116)	(116)	0	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		15,050	0	(207)	(207)	0	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		11,730	0	(161)	(161)	0	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		1,690	0	(23)	(23)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		11,720	0	(158)	(158)	0	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		9,670	0	(128)	(128)	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		800	0	(11)	(11)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		400	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		400	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		200	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		900	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		2,200	0	(23)	(23)	0	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029	AUD	17,700	183	(212)	(29)	25	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	500	(1)	19	18	1	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		500	(1)	20	19	1	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		500	(1)	21	20	1	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		400	(1)	20	19	1	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		400	(1)	(5)	(6)	0	(1)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		500	(1)	1	0	0	(1)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		40,900	328	242	570	106	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		300	(1)	(4)	(5)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	(4)	(5)	0	(1)
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		7,874	21	(209)	(188)	0	(38)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	3,800	23	90	113	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	7,100	0	11	11	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		1,900	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		7,100	0	11	11	0	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		2,800	0	4	4	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		4,800	0	8	8	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		4,900	0	8	8	0	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		5,600	0	10	10	0	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		10,000	0	15	15	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		2,500	0	4	4	0	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		3,500	0	6	6	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month ZAR-JIBAR	8.543%	Quarterly	08/04/2028	$	2,600	$0	$5	$5	$0	$0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		10,600	0	16	16	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		1,500	0	2	2	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	1,320	(1,498)	(178)	1	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,090	126	(144)	(18)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		4,200	(7)	50	43	11	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		5,300	(20)	70	50	14	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		2,100	28	(10)	18	6	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025	EUR	100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		500	(1)	24	23	1	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		500	(1)	(1)	(2)	0	(1)
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		1,920	(4)	(48)	(52)	5	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		300	(1)	23	22	1	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		800	(3)	66	63	2	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		300	(1)	15	14	1	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		300	(1)	15	14	1	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		1,000	(3)	6	3	2	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		200	(13)	93	80	0	(1)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		400	(63)	201	138	0	(1)
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		12,500	132	526	658	0	(14)
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029	MXN	4,600	0	(2)	(2)	0	0
Pay(6)	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		5,600	0	(1)	(1)	0	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	9,400	(160)	217	57	1	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	300	0	(44)	(44)	0	(1)
Pay	UKRPI	4.055	Maturity	09/15/2031		400	2	(57)	(55)	0	(1)
Pay	UKRPI	4.066	Maturity	09/15/2031		700	(9)	(87)	(96)	0	(2)
Pay	UKRPI	4.020	Maturity	10/15/2031		400	(2)	(55)	(57)	0	(1)
Pay	UKRPI	4.140	Maturity	10/15/2031		1,000	(3)	(122)	(125)	0	(3)
Pay	UKRPI	4.400	Maturity	10/15/2031		500	4	(49)	(45)	0	(1)
Pay	UKRPI	4.250	Maturity	11/15/2031		900	(8)	(86)	(94)	0	(2)

							$(421)	$17,909	$17,488	$592	$(214)

Total Swap Agreements							$1,493	$18,253	$19,746	$618	$(218)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$372	$618	$990	$(7)	$(390)	$(218)	$(615)

(k)

Securities with an aggregate market value of $8,286 and cash of $10,413 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $2 is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2025		$820	NZD	1,392	$0	$(41)
	01/2025		173	SGD	232	0	(3)

BOA	01/2025	CNH	1,835		$252	2	0
	01/2025	KRW	69,308		49	2	0
	01/2025	SEK	1,670		153	2	0
	01/2025		$68	IDR	1,084,305	0	(1)
	01/2025		3,783	JPY	576,747	0	(114)
	01/2025		882	KRW	1,256,091	0	(31)
	01/2025		236	SGD	317	0	(3)
	02/2025		236	MXN	4,307	0	(30)
	02/2025		111	TRY	4,549	13	0
	05/2025		666		29,499	75	0

BPS	01/2025	BRL	26,300		$4,539	285	(3)
	01/2025	CNH	41,398		5,716	74	0
	01/2025	IDR	6,610,888		405	0	(5)
	01/2025	INR	53,793		627	0	0
	01/2025	KRW	1,524,749		1,093	60	0
	01/2025	TWD	51,086		1,609	56	0
	01/2025		$4,316	BRL	26,300	0	(59)
	01/2025		1,297	CNH	9,467	0	(7)
	01/2025		1,632	IDR	25,949,802	0	(30)
	01/2025		1,357	INR	114,723	0	(19)
	01/2025		871	KRW	1,292,649	5	0
	01/2025		199	SGD	268	0	(3)
	01/2025		743	TWD	24,097	0	(10)
	01/2025		2,986	ZAR	52,821	0	(191)
	02/2025	CNH	11,920		$1,645	20	0
	02/2025		$207	TRY	7,862	5	0
	03/2025	KRW	1,289,313		$871	0	(4)
	03/2025	MXN	12,674		618	17	0
	03/2025		$405	IDR	6,630,929	3	0
	03/2025		627	INR	54,071	0	(1)
	04/2025	TWD	23,957		$743	11	0
	05/2025	CNH	13,252		1,826	12	0
	10/2025	BRL	29,050		4,496	88	0
	05/2029	KWD	175		600	14	0
	07/2029		23		80	2	0

BRC	01/2025	BRL	4,277		692	0	0
	01/2025	CAD	11,015		7,823	157	0
	01/2025	GBP	22,412		28,214	159	0
	01/2025	KRW	199,823		145	10	0
	01/2025	MXN	9,326		458	12	0
	01/2025		$691	BRL	4,277	2	0
	01/2025		2,214	EUR	2,097	0	(41)
	01/2025		1,555	IDR	24,621,178	0	(33)
	01/2025		6,787	JPY	1,014,420	0	(340)
	01/2025		1,586	PLN	6,456	0	(24)
	01/2025		4,064	TRY	153,373	224	0
	01/2025		251	ZAR	4,544	0	(11)
	02/2025		688	BRL	4,277	0	0
	02/2025		1,022	JPY	160,134	0	(1)
	02/2025		4,185	TRY	158,503	107	0
	03/2025	ILS	2,044		$574	11	0
	03/2025	MXN	21,489		1,050	32	0
	03/2025	TRY	393		10	0	0
	03/2025		$2,077	TRY	79,125	29	0

BSH	01/2025	PEN	108		$29	0	0
	04/2025		3,236		859	1	0
	05/2025		525		139	0	(1)
	07/2025		823		222	4	0

CBK	01/2025	CNH	383		53	0	0
	01/2025	EUR	3,531		3,714	54	0
	01/2025	GBP	584		740	9	0
	01/2025	IDR	8,606,770		533	0	(1)
	01/2025	INR	524,690		6,153	35	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	23

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2025	KRW	6,217,443		$4,472	$259	$0
	01/2025	MXN	3,318		164	5	0
	01/2025	PEN	741		199	2	0
	01/2025	TWD	250,310		7,841	231	0
	01/2025		$683	IDR	10,820,729	0	(13)
	01/2025		7,570	INR	640,428	0	(101)
	01/2025		690	KRW	1,012,123	0	(4)
	01/2025		225	MXN	4,098	0	(29)
	02/2025	PEN	468		$124	0	(1)
	02/2025		$11,008	BRL	63,625	0	(770)
	03/2025	KRW	1,009,629		$690	4	0
	03/2025		$533	IDR	8,632,288	0	(2)
	03/2025		6,153	INR	527,044	0	(44)
	04/2025	PEN	1,968		$529	6	0
	05/2025		465		123	0	(1)
	07/2025		550		148	3	0
	08/2025		116		31	0	0

FAR	01/2025	AUD	8,709		5,652	261	0
	01/2025	BRL	23,596		3,811	0	(9)
	01/2025	TWD	6,215		192	3	0
	01/2025		$3,835	BRL	23,596	0	(15)
	02/2025	BRL	23,720		$3,835	18	0
	03/2025	PEN	15,308		4,076	10	0

GLM	01/2025	BRL	32,000		6,165	985	0
	01/2025	KRW	2,325,211		1,662	87	0
	01/2025	MXN	10,018		479	0	0
	01/2025	PEN	1,373		365	0	(1)
	01/2025	TWD	49,090		1,528	36	0
	01/2025		$5,178	BRL	32,000	11	(8)
	01/2025		1,047	IDR	16,574,614	0	(23)
	01/2025		4,167	PLN	16,844	0	(90)
	02/2025	MXN	15,616		$767	23	0
	02/2025	PEN	195		52	0	0
	03/2025	MXN	7,365		360	12	0
	03/2025		$176	TRY	8,435	47	0
	04/2025	PEN	1,815		$481	0	(1)
	07/2025	BRL	26,900		4,489	306	0
	10/2025		4,600		711	13	0

MBC	01/2025	CHF	6,771		7,717	248	0
	01/2025	CNH	4,047		556	4	0
	01/2025	EUR	35,662		37,579	621	0
	01/2025	INR	22,636		264	0	0
	01/2025	KRW	7,519,155		5,396	304	0
	01/2025		$681	CNH	4,969	0	(4)
	01/2025		730	INR	61,760	0	(10)
	01/2025		2,033	PLN	8,293	0	(26)
	01/2025		1,157	TWD	37,652	0	(13)
	02/2025		272	MXN	4,934	0	(37)
	03/2025	ILS	651		$183	4	0
	03/2025		$264	INR	22,754	0	0
	04/2025	TWD	37,438		$1,157	14	0
	05/2025	CNH	8,810		1,215	9	0

MYI	01/2025	MXN	4,100		225	29	0
	01/2025		$402	IDR	6,347,215	0	(8)
	02/2025	MXN	9,243		$508	68	0
	02/2025		$31	TRY	1,182	1	0

NGF	01/2025		1,456	IDR	23,196,756	0	(23)

RBC	02/2025		1,911	JPY	299,382	0	(2)
	03/2025	MXN	96,195		$4,697	141	0

SCX	01/2025	CHF	11		12	0	0
	01/2025	CNH	9,529		1,319	20	0
	01/2025	PEN	916		246	2	0
	01/2025	TWD	25,863		807	21	0
	01/2025		$1,070	GBP	843	0	(15)
	01/2025		1,349	IDR	21,339,987	0	(31)
	01/2025		2,220	INR	187,737	0	(30)
	01/2025		175	KRW	257,330	0	(1)
	01/2025		69	SGD	93	0	(1)
	01/2025		611	TWD	19,927	0	(5)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	02/2025		$2,404	JPY	376,563	$0	$(3)
	03/2025	KRW	256,681		$175	1	0
	04/2025	PEN	454		121	0	0
	04/2025	TWD	19,829		611	5	0
	05/2025	CNH	8,022		1,113	15	0

TOR	01/2025		$6,054	JPY	910,873	0	(260)

Total Forward Foreign Currency Contracts						$5,421	$(2,588)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus TRY	TRY	40.500	05/07/2025	3,200	$(129)	$(152)
	Call - OTC USD versus TRY		51.500	05/07/2025	3,200	(90)	(24)

MYI	Call - OTC USD versus MXN	MXN	18.230	01/29/2025	591	(28)	(76)
	Call - OTC USD versus MXN		18.250	01/30/2025	591	(29)	(76)
	Call - OTC USD versus MXN		18.150	02/10/2025	680	(31)	(92)

						$(307)	$(420)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	300	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	300	(1)	(2)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	600	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	600	(1)	(11)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	300	(1)	(5)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	600	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	600	(2)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	600	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	600	(2)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	600	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	1,200	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	1,200	(4)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	600	(2)	(1)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	900	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	900	(2)	(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	900	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	900	(2)	(8)

							$(41)	$(67)

Total Written Options							$(348)	$(487)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	Colombia Government International Bond	1.000%	Quarterly	12/20/2027	1.346%	$300	$(27)	$24	$0	$(3)

BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.977	200	(9)	9	0	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.975	100	(2)	2	0	0
	Turkey Government International Bond	1.000	Quarterly	03/20/2025	0.608	4,700	1	5	6	0

CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	400	(14)	12	0	(2)
	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.741	700	(3)	8	5	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	25

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Colombia Government International Bond	1.000%	Quarterly	06/20/2027	1.199%	$ 400	$(15)	$13	$0	$(2)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	200	(18)	16	0	(2)
	Israel Government International Bond	1.000	Quarterly	12/20/2029	1.029	300	(8)	8	0	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805	100	(4)	4	0	0

MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	300	(11)	10	0	(1)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	400	(36)	33	0	(3)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.975	300	(5)	5	0	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	1.029	200	(5)	5	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150	200	(2)	1	0	(1)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805	700	(31)	34	3	0

							$(189)	$189	$14	$(14)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$11,600	$(253)	$266	$13	$0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	15,100	23	(48)	0	(25)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,391	(588)	595	7	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,625	1	1	2	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	200	1	(1)	0	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,775	(40)	43	3	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	11,200	0	(19)	0	(19)

						$(856)	$837	$25	$(44)

Total Swap Agreements						$(1,045)	$1,026	$39	$(58)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$0	$0	$0	$0	$(44)	$0	$0	$(44)	$(44)	$0	$(44)
BOA	94	0	0	94	(179)	(178)	0	(357)	(263)	0	(263)
BPS	652	0	0	652	(332)	(11)	(3)	(346)	306	(250)	56
BRC	743	0	6	749	(450)	0	0	(450)	299	0	299
BSH	5	0	0	5	(1)	0	0	(1)	4	0	4
CBK	608	0	5	613	(966)	0	(2)	(968)	(355)	348	(7)
FAR	292	0	0	292	(24)	(5)	0	(29)	263	0	263
GLM	1,520	0	0	1,520	(123)	(26)	0	(149)	1,371	(1,110)	261
GST	0	0	20	20	0	0	(29)	(29)	(9)	0	(9)
MBC	1,204	0	0	1,204	(90)	0	0	(90)	1,114	(760)	354
MYC	0	0	3	3	0	0	(5)	(5)	(2)	29	27
MYI	98	0	0	98	(8)	(244)	0	(252)	(154)	4	(150)
NGF	0	0	0	0	(23)	(23)	0	(46)	(46)	0	(46)
RBC	141	0	0	141	(2)	0	0	(2)	139	0	139
SAL	0	0	5	5	0	0	(19)	(19)	(14)	0	(14)
SCX	64	0	0	64	(86)	0	0	(86)	(22)	0	(22)
TOR	0	0	0	0	(260)	0	0	(260)	(260)	257	(3)

Total Over the Counter	$5,421	$0	$39	$5,460	$(2,588)	$(487)	$(58)	$(3,133)

(m)

Securities with an aggregate market value of $638 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$372	$372
Swap Agreements	0	26	0	0	592	618

	$0	$26	$0	$0	$964	$990

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,421	$0	$5,421
Swap Agreements	0	39	0	0	0	39

	$0	$39	$0	$5,421	$0	$5,460

	$0	$65	$0	$5,421	$964	$6,450

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7	$7
Futures	0	0	0	0	390	390
Swap Agreements	0	4	0	0	214	218

	$0	$4	$0	$0	$611	$615

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,588	$0	$2,588
Written Options	0	0	0	420	67	487
Swap Agreements	0	58	0	0	0	58

	$0	$58	$0	$3,008	$67	$3,133

	$0	$62	$0	$3,008	$678	$3,748

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$95	$95
Futures	0	0	0	0	(5,684)	(5,684)
Swap Agreements	0	3,192	0	0	2,243	5,435

	$0	$3,192	$0	$0	$(3,346)	$(154)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,955	$0	$2,955
Purchased Options	0	0	273	0	0	273
Written Options	0	0	0	0	624	624
Swap Agreements	0	550	0	0	0	550

	$0	$550	$273	$2,955	$624	$4,402

	$0	$3,742	$273	$2,955	$(2,722)	$4,248

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	27

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(2)	$(2)
Futures	0	0	0	0	(2,354)	(2,354)
Swap Agreements	0	(1,182)	0	0	7,779	6,597

	$0	$(1,182)	$0	$0	$5,423	$4,241

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,948	$0	$2,948
Written Options	0	0	0	(114)	(16)	(130)
Swap Agreements	0	26	0	0	0	26

	$0	$26	$0	$2,834	$(16)	$2,844

	$0	$(1,156)	$0	$2,834	$5,407	$7,085

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$149	$12,350	$2,326	$14,825
Corporate Bonds & Notes
Banking & Finance	0	50,029	0	50,029
Industrials	0	38,128	534	38,662
Utilities	0	10,181	0	10,181
Municipal Bonds & Notes
Illinois	0	52	0	52
U.S. Government Agencies	0	502,533	0	502,533
U.S. Treasury Obligations	0	114,338	0	114,338
Non-Agency Mortgage-Backed Securities	0	177,248	4,010	181,258
Asset-Backed Securities
Automobile ABS Other	0	6,066	0	6,066
Automobile Sequential	0	45,355	0	45,355
CMBS Other	0	5,607	0	5,607
Home Equity Other	0	115,702	0	115,702
Whole Loan Collateral	0	20,177	0	20,177
Other ABS	0	117,712	0	117,712
Sovereign Issues	0	47,985	0	47,985
Common Stocks
Communication Services	245	0	85	330
Financials	0	0	943	943
Health Care	0	0	1,026	1,026
Industrials	0	0	1	1
Warrants
Communication Services	0	0	14	14
Financials	0	0	1	1
Preferred Securities
Banking & Finance	0	1,922	0	1,922
Real Estate Investment Trusts
Real Estate	6	0	0	6
Short-Term Instruments
U.S. Treasury Bills	0	434	0	434

	$400	$1,265,819	$8,940	$1,275,159

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,713	$0	$0	$7,713

Total Investments	$8,113	$1,265,819	$8,940	$1,282,872

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,742)	$0	$(2,742)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	305	685	0	990
Over the counter	0	5,460	0	5,460

	$305	$6,145	$0	$6,450

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(68)	(547)	0	(615)
Over the counter	0	(3,133)	0	(3,133)

	$(68)	$(3,680)	$0	$(3,748)

Total Financial Derivative Instruments	$237	$2,465	$0	$2,702

Totals	$8,350	$1,265,542	$8,940	$1,282,832

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2024:

Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024(1)
Investments in Securities, at Value
Loan Participations and Assignments	$6,539	$235	$(81)	$26	$0	$99	$0	$(4,492)	$2,326	$54
Corporate Bonds & Notes
Industrials	0	551	0	0	0	(17)	0	0	534	(17)
Non-Agency Mortgage-Backed Securities	0	4,000	0	0	0	10	0	0	4,010	10
Asset-Backed Securities
Home Equity
Other	12	0	(12)	0	0	0	0	0	0	0
Common Stocks
Communication Services(2)	109	0	0	0	0	(24)	0	0	85	(24)
Financials	814	0	0	0	0	129	0	0	943	129
Health Care	1,148	0	0	0	0	(122)	0	0	1,026	(122)
Industrials	856	0	(789)	0	605	(671)	0	0	1	(1)
Warrants
Communication Services	0	14	0	0	0	0	0	0	14	0
Financials	1	0	0	0	0	0	0	0	1	0

Totals	$9,479	$4,800	$(882)	$26	$605	$(596)	$0	$(4,492)	$8,940	$29

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$664	Comparable Companies	EBITDA Multiple	X	13.750	—
	1,662	Discounted Cash Flow	Discount Rate		7.630	—
Corporate Bonds & Notes
Industrials	534	Other Valuation Techniques(3)	—		—	—
Non-Agency Mortgage-Backed Securities	4,010	Proxy Pricing	Base Price		100.050	—
Common Stocks
Communication Services	41	Comparable Companies	EBITDA Multiple	X	4.640	—
	44	Reference Instrument	Stock Price w/Liquidity Discount		10.000	—
Financials	943	Comparable Companies	EBITDA Multiple	X	4.600	—
Health Care	1,026	Comparable Companies	EBITDA Multiple	X	13.750	—
Industrials	1	Indicative Market Quotation	Broker Quote	$	1.130-3.500	2.927
Warrants
Communication Services	14	Recent Transaction	Purchase Price	$	13.000	—
Financials	1	Option Pricing Model	Volatility		32.500	—

Total	$8,940

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Sector type updated from Utilities to Communication Services since prior fiscal year end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	29

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Income Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio managers as a team. The financial information in the form of the portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

30	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	31

Notes to Financial Statements	(Cont.)

distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

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On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model

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Notes to Financial Statements	(Cont.)

(effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

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(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in

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Notes to Financial Statements	(Cont.)

duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds

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are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,318	$452,395	$(449,000)	$(1)	$1	$7,713	$392	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments

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Notes to Financial Statements	(Cont.)

may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

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Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Portfolio as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so to the extent the Portfolio invests in REITs, the Portfolio will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of December 31, 2024, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to

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Notes to Financial Statements	(Cont.)

have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Portfolio to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a

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component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if

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Notes to Financial Statements	(Cont.)

the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In

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connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the

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Notes to Financial Statements	(Cont.)

Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates

44	PIMCO VARIABLE INSURANCE TRUST

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exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

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Notes to Financial Statements	(Cont.)

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Distribution Rate Risk is the risk that the Portfolio’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Portfolio performance and other factors.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Portfolio’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount (including potentially zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global

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market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default

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Notes to Financial Statements	(Cont.)

with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

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9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M		Administrative Class	Advisor Class
0.25%	0.40%	0.40%	*	0.40%	0.40%

*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended December 31, 2024.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class and Class M shares. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M*	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended December 31, 2024.

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a

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Notes to Financial Statements	(Cont.)

portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$5,721,901	$5,480,083	$362,523	$74,005

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2024		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	3,496	$35,131	1,803	$17,572

Administrative Class	10,869	108,138	6,762	65,931

Advisor Class	16,153	160,632	8,928	86,886
Issued as reinvestment of distributions

Institutional Class	424	4,212	278	2,708

Administrative Class	1,682	16,716	1,226	11,929

Advisor Class	1,909	18,980	1,182	11,511
Cost of shares redeemed

Institutional Class	(621)	(6,189)	(357)	(3,475)

Administrative Class	(2,711)	(26,945)	(5,036)	(49,060)

Advisor Class	(3,196)	(31,780)	(12,816)	(124,036)

Net increase (decrease) resulting from Portfolio share transactions	28,005	$278,895	1,970	$19,966

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 52% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Income Portfolio	$18,626	$0	$(14,009)	$(1)	$(39,693)	$0	$0	$(35,077)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	51

Notes to Financial Statements	(Cont.)	December 31, 2024

(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, return of capital from underlying funds, straddle loss deferrals, interest accrued on defaulted securities, and short positions.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly due to organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Income Portfolio	$20,370	$19,323

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Income Portfolio	$1,315,020	$52,723	$(66,760)	$(14,037)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, return of capital from underlying funds, straddle loss deferrals, interest accrued on defaulted securities, and short positions.

For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2024			December 31, 2023

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Income Portfolio	$39,908	$0	$0	$26,266	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

52	PIMCO VARIABLE INSURANCE TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Income Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Income Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2025

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	53

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	CBK	Citibank N.A.	NGF	Nomura Global Financial Products, Inc.

BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

BSH	Banco Santander S.A. - New York Branch	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona

CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar

CHF	Swiss Franc	KRW	South Korean Won	TRY	Turkish New Lira

CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	TWD	Taiwanese Dollar

EUR	Euro	MXN	Mexican Peso	USD (or $)	United States Dollar

GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

IDR	Indonesian Rupiah	PEN	Peruvian New Sol

Exchange Abbreviations:

EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BISTREFI	Turkish Lira Overnight Reference Rate	CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate

BOBL	Bundesobligation, the German word for federal government bond	CMBX	Commercial Mortgage-Backed Index	SOFR	Secured Overnight Financing Rate

CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.EM	Credit Derivatives Index - Emerging Markets	EUR006M	6 Month EUR Swap Rate	UKRPI	United Kingdom Retail Prices Index

CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind

BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

54	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Income Portfolio
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0508	$0.0000	$0.0000	$0.0508

August 2024	$0.0533	$0.0000	$0.0000	$0.0533

September 2024	$0.0492	$0.0000	$0.0000	$0.0492

October 2024	$0.0484	$0.0000	$0.0000	$0.0484

November 2024	$0.0473	$0.0000	$0.0000	$0.0473

December 2024	$0.0462	$0.0000	$0.0000	$0.0462

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0495	$0.0000	$0.0000	$0.0495

August 2024	$0.0519	$0.0000	$0.0000	$0.0519

September 2024	$0.0480	$0.0000	$0.0000	$0.0480

October 2024	$0.0471	$0.0000	$0.0000	$0.0471

November 2024	$0.0460	$0.0000	$0.0000	$0.0460

December 2024	$0.0449	$0.0000	$0.0000	$0.0449

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0487	$0.0000	$0.0000	$0.0487

August 2024	$0.0510	$0.0000	$0.0000	$0.0510

September 2024	$0.0472	$0.0000	$0.0000	$0.0472

October 2024	$0.0463	$0.0000	$0.0000	$0.0463

November 2024	$0.0451	$0.0000	$0.0000	$0.0451

December 2024	$0.0440	$0.0000	$0.0000	$0.0440

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	55

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2024 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gains (000s†)	163(j) Interest Dividends (000s†)

PIMCO Income Portfolio	0%	0%	$31,114	$0	$32,193

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO Income Portfolio	0%

56	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	57

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	949,229,696.72	37,613,000.38

Kimberley G. Stafford†	952,414,717.16	34,427,979.95

Michael J. Berchtold	950,347,922.59	36,494,774.51

Jennifer Holden Dunbar	951,845,039.31	34,997,657.79

Kym M. Hubbard	950,843,616.44	35,999,080.66

Gary F. Kennedy	947,019,229.39	39,823,467.72

Anne K. Kratky	951,478,646.42	35,364,050.69

Steven Lipiner	949,338,055.21	37,504,641.90

Peter B. McCarthy	946,730,272.43	40,112,424.68

Ronald C. Parker	946,733,280.95	40,109,416.16

†	Interested Trustee

58	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2025.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including information regarding

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	59

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 (the

60	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

“Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the five-year period ended March 31, 2024, and underperformed their respective performance indexes over the three- and ten-year periods ended March 31, 2024, and that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their performance index since inception for the period ended March 31, 2024. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the number or extent of the services provided by PIMCO to the Portfolios, the

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

62	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

64	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITINCOMEFSTMAR_123124

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2024

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	02/16/99	04/10/00	02/16/99	04/30/14	Non-diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”),

any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

12/31/2024	$9.83	$0.32	$0.22	$0.54	$(0.37)	$0.00	$0.00	$(0.37)

12/31/2023	9.51	0.20	0.64	0.84	(0.07)	(0.26)	(0.19)	(0.52)

12/31/2022	10.75	0.16	(1.24)	(1.08)	(0.16)	0.00	0.00	(0.16)

12/31/2021	11.24	0.17	(0.37)	(0.20)	(0.19)	(0.10)	0.00	(0.29)

12/31/2020	11.32	0.17	0.45	0.62	(0.70)	0.00	0.00	(0.70)
Administrative Class

12/31/2024	9.83	0.31	0.22	0.53	(0.36)	0.00	0.00	(0.36)

12/31/2023	9.51	0.19	0.64	0.83	(0.06)	(0.26)	(0.19)	(0.51)

12/31/2022	10.75	0.15	(1.24)	(1.09)	(0.15)	0.00	0.00	(0.15)

12/31/2021	11.24	0.15	(0.37)	(0.22)	(0.17)	(0.10)	0.00	(0.27)

12/31/2020	11.32	0.16	0.44	0.60	(0.68)	0.00	0.00	(0.68)
Advisor Class

12/31/2024	9.83	0.30	0.22	0.52	(0.35)	0.00	0.00	(0.35)

12/31/2023	9.51	0.18	0.64	0.82	(0.05)	(0.26)	(0.19)	(0.50)

12/31/2022	10.75	0.14	(1.24)	(1.10)	(0.14)	0.00	0.00	(0.14)

12/31/2021	11.24	0.14	(0.37)	(0.23)	(0.16)	(0.10)	0.00	(0.26)

12/31/2020	11.32	0.15	0.44	0.59	(0.67)	0.00	0.00	(0.67)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.00	5.62%	$107,749	0.86%	0.86%	0.75%	0.75%	3.30%	626%

9.83	9.18	127,068	1.13	1.13	0.75	0.75	2.15	647

9.51	(10.02)	120,068	0.86	0.86	0.75	0.75	1.65	413

10.75	(1.81)	120,577	0.76	0.76	0.75	0.75	1.52	345

11.24	5.72	84,623	0.79	0.79	0.75	0.75	1.52	512

10.00	5.46	91,819	1.01	1.01	0.90	0.90	3.19	626

9.83	9.02	83,504	1.28	1.28	0.90	0.90	2.01	647

9.51	(10.15)	68,241	1.01	1.01	0.90	0.90	1.50	413

10.75	(1.96)	82,338	0.91	0.91	0.90	0.90	1.36	345

11.24	5.56	78,210	0.94	0.94	0.90	0.90	1.44	512

10.00	5.36	337,268	1.11	1.11	1.00	1.00	3.08	626

9.83	8.91	357,706	1.38	1.38	1.00	1.00	1.90	647

9.51	(10.24)	374,446	1.11	1.11	1.00	1.00	1.40	413

10.75	(2.05)	499,139	1.01	1.01	1.00	1.00	1.26	345

11.24	5.45	488,470	1.04	1.04	1.00	1.00	1.34	512

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Statement of Assets and Liabilities	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	December 31, 2024

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$659,266
Investments in Affiliates	1,013
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,610
Over the counter	10,638
Cash	344
Deposits with counterparty	8,853
Foreign currency, at value	4,275
Receivable for investments sold	54,959
Receivable for TBA investments sold	500,022
Receivable for Portfolio shares sold	17
Interest and/or dividends receivable	4,113
Dividends receivable from Affiliates	7
Total Assets	1,245,117

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$4,719
Payable for sale-buyback transactions	2,099
Payable for short sales	149,624
Financial Derivative Instruments
Exchange-traded or centrally cleared	690
Over the counter	1,821
Payable for investments purchased	58,741
Payable for investments in Affiliates purchased	8
Payable for TBA investments purchased	481,920
Deposits from counterparty	7,746
Payable for Portfolio shares redeemed	480
Accrued investment advisory fees	114
Accrued supervisory and administrative fees	228
Accrued distribution fees	72
Accrued servicing fees	12
Foreign capital gains tax payable	7
Total Liabilities	708,281

Commitments and Contingent Liabilities^

Net Assets	$536,836

Net Assets Consist of:

Paid in capital	$581,480
Distributable earnings (accumulated loss)	(44,644)

Net Assets	$536,836

Net Assets:

Institutional Class	$107,749
Administrative Class	91,819
Advisor Class	337,268

Shares Issued and Outstanding:

Institutional Class	10,779
Administrative Class	9,186
Advisor Class	33,740

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.00
Administrative Class	10.00
Advisor Class	10.00

Cost of investments in securities	$708,674
Cost of investments in Affiliates	$1,012
Cost of foreign currency held	$4,306
Proceeds received on short sales	$150,558
Cost or premiums of financial derivative instruments, net	$8,750

* Includes repurchase agreements of:	$400

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Year Ended December 31, 2024
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$21,991
Dividends from Investments in Affiliates	810
Total Income	22,801

Expenses:

Investment advisory fees	1,363
Supervisory and administrative fees	2,725
Distribution and/or servicing fees - Administrative Class	132
Distribution and/or servicing fees - Advisor Class	866
Trustee fees	20
Interest expense	578
Miscellaneous expense	5
Total Expenses	5,689

Net Investment Income (Loss)	17,112

Net Realized Gain (Loss):

Investments in securities	(4,222)
Investments in Affiliates	46
Exchange-traded or centrally cleared financial derivative instruments	11,937
Over the counter financial derivative instruments	9,451
Short sales	2
Foreign currency	(1,016)

Net Realized Gain (Loss)	16,198

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(10,359)
Investments in Affiliates	(16)
Exchange-traded or centrally cleared financial derivative instruments	(9,023)
Over the counter financial derivative instruments	14,537
Foreign currency assets and liabilities	164

Net Change in Unrealized Appreciation (Depreciation)	(4,697)

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,613

* Foreign tax withholdings	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Statements of Changes in Net Assets	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands†)	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$17,112	$11,164
Net realized gain (loss)	16,198	(5,848)
Net change in unrealized appreciation (depreciation)	(4,697)	42,963

Net Increase (Decrease) in Net Assets Resulting from Operations	28,613	48,279

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(4,109)	(4,030)
Administrative Class	(3,186)	(2,662)
Advisor Class	(12,146)	(11,723)

Tax basis return of capital
Institutional Class	0	(2,453)
Administrative Class	0	(1,569)
Advisor Class	0	(7,312)

Total Distributions(a)	(19,441)	(29,749)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(40,614)	(13,007)

Total Increase (Decrease) in Net Assets	(31,442)	5,523

Net Assets:

Beginning of year	568,278	562,755
End of year	$536,836	$568,278

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	December 31, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.8%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$221	$171
1.000% due 07/09/2029		5	4

Total Argentina (Cost $157)			175

AUSTRALIA 1.0%

SOVEREIGN ISSUES 1.0%

Australia Government International Bond
1.750% due 06/21/2051	AUD	50	17

New South Wales Treasury Corp.
1.750% due 03/20/2034		4,900	2,312

Queensland Treasury Corp.
1.750% due 07/20/2034		1,600	744

Treasury Corp. of Victoria
2.250% due 09/15/2033		5,000	2,498

Total Australia (Cost $5,785)			5,571

BELGIUM 0.2%

CORPORATE BONDS & NOTES 0.2%

KBC Group NV
5.796% due 01/19/2029 •		$800	814

Total Belgium (Cost $800)			814

CANADA 6.9%

CORPORATE BONDS & NOTES 0.5%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$69	64

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	500	512

Toronto-Dominion Bank
4.814% due 07/16/2027		$2,100	2,107

			2,683

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	272	182
2.867% due 02/12/2055 ~		1,000	647

			829

SOVEREIGN ISSUES 6.2%

Canada Government Bond
1.500% due 12/01/2044 (e)		560	386
1.750% due 12/01/2053		910	449
2.750% due 12/01/2033		5,300	3,704
4.000% due 03/01/2029		8,800	6,374

Export Development Canada
7.130% due 03/11/2029	INR	84,800	985

Province of British Columbia
4.150% due 06/18/2034	CAD	2,600	1,855

Province of Ontario
3.500% due 01/27/2027	AUD	1,000	607
3.650% due 06/02/2033	CAD	14,000	9,719

Province of Quebec
3.600% due 09/01/2033		10,400	7,174

PSP Capital, Inc.
4.500% due 09/05/2031	AUD	3,300	2,019

			33,272

Total Canada (Cost $38,422)			36,784

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CAYMAN ISLANDS 4.8%

ASSET-BACKED SECURITIES 4.6%

American Money Management Corp. CLO Ltd.
5.733% due 11/10/2030 •	$171	$171
5.760% due 01/20/2035 •	1,300	1,300

Anchorage Capital CLO Ltd.
5.470% due 01/20/2035 •	1,800	1,800

AREIT Trust
5.576% due 11/17/2038 •	194	194

Bain Capital Credit CLO Ltd.
5.857% due 07/19/2034 •	1,600	1,605

BDS Ltd.
5.840% due 12/16/2036 •	1,083	1,084

Carlyle Global Market Strategies CLO Ltd.
5.534% due 07/20/2034 •	1,300	1,300
5.728% due 08/14/2030 •	156	156

CarVal CLO Ltd.
5.877% due 07/16/2031 •	574	575

CIFC Funding Ltd.
5.846% due 10/24/2030 •	867	868

Crestline Denali CLO Ltd.
5.909% due 04/20/2030 •	258	258

Elevation CLO Ltd.
5.837% due 10/25/2030 •	229	229

Gallatin CLO Ltd.
6.008% due 07/15/2031 •	1,841	1,845

GPMT Ltd.
5.821% due 12/15/2036 •	1,109	1,101

KREF Ltd.
5.816% due 02/17/2039 •	1,667	1,675

LoanCore Issuer Ltd.
6.148% due 01/17/2037 •	1,486	1,497

Marble Point CLO Ltd.
5.958% due 10/15/2030 •	95	95

MF1 Ltd.
5.716% due 02/19/2037 •	1,656	1,656

MF1 Multifamily Housing Mortgage Loan Trust
5.346% due 07/15/2036 •	89	89

Northwoods Capital Ltd.
5.549% due 06/15/2031 •	1,227	1,229

OFSI BSL X Ltd.
5.824% due 04/20/2034 •	2,100	2,104

Regatta Funding Ltd.
5.856% due 01/15/2033 •	1,600	1,605

Sandstone Peak Ltd.
5.936% due 10/15/2034 •	800	803

Starwood Commercial Mortgage Trust
5.690% due 04/18/2038 •	1,105	1,105

Venture CLO Ltd.
5.491% due 10/20/2034 •	600	600

		24,944

CORPORATE BONDS & NOTES 0.1%

Sands China Ltd.
5.400% due 08/08/2028	500	495

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028	400	404

Total Cayman Islands (Cost $25,801)		25,843

CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Chile Government International Bond
4.850% due 01/22/2029	$600	595

Total Chile (Cost $600)		595

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CHINA 1.3%

SOVEREIGN ISSUES 1.3%

China Government International Bond
3.530% due 10/18/2051	CNY	28,000	$5,042
3.720% due 04/12/2051		9,000	1,661

Total China (Cost $6,010)			6,703

DENMARK 0.2%

CORPORATE BONDS & NOTES 0.2%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	151	16
1.500% due 10/01/2053		1,751	203

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		4,229	489

Realkredit Danmark AS
1.500% due 10/01/2053		2,389	276

Total Denmark (Cost $1,283)			984

FRANCE 1.8%

CORPORATE BONDS & NOTES 0.4%

Banque Federative du Credit Mutuel SA
5.088% due 01/23/2027		$600	601

BPCE SA
5.716% due 01/18/2030 •		1,400	1,408

			2,009

SOVEREIGN ISSUES 1.4%

France Government International Bond
0.500% due 05/25/2072	EUR	1,000	356
0.750% due 05/25/2052		4,650	2,442
2.000% due 05/25/2048		3,600	2,799
3.000% due 06/25/2049		2,300	2,156

			7,753

Total France (Cost $15,206)			9,762

GERMANY 1.0%

CORPORATE BONDS & NOTES 0.7%

Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,100	2,115
1.750% due 11/19/2030 •		600	573
3.547% due 09/18/2031 •		$1,000	898

			3,586

SOVEREIGN ISSUES 0.3%

Bundesrepublik Deutschland Bonds
2.300% due 02/15/2033	EUR	1,600	1,661

Total Germany (Cost $6,011)			5,247

HUNGARY 0.2%

SOVEREIGN ISSUES 0.2%

Hungary Government International Bond
6.250% due 09/22/2032		$900	919

Total Hungary (Cost $897)			919

IRELAND 3.2%

ASSET-BACKED SECURITIES 3.0%

Aurium CLO DAC
3.849% due 04/16/2030 •	EUR	494	511

BBAM European CLO DAC
4.071% due 07/22/2034 •		2,000	2,067

CVC Cordatus Loan Fund DAC
3.834% due 10/15/2031 •		662	686
4.298% due 10/23/2034 •		466	483

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVC Cordatus Opportunity Loan Fund DAC
4.403% due 08/15/2033 •	EUR	1,066	$1,105

Dryden Euro CLO DAC
3.839% due 04/15/2033 •		796	822

Grosvenor Place CLO DAC
3.845% due 01/15/2039 •		1,300	1,346

Hayfin Emerald CLO
4.826% due 01/25/2037 •		1,200	1,248

Hayfin Emerald CLO DAC
1.000% due 01/22/2039 •(b)		2,600	2,693

Jubilee CLO DAC
3.834% due 04/15/2031 •		500	515

Man GLG Euro CLO DAC
3.576% due 12/15/2031 •		765	792

Palmer Square European Loan Funding DAC
4.164% due 01/15/2033 •		1,358	1,411

Rockford Tower Europe CLO DAC
4.468% due 04/24/2037 •		1,100	1,140

Sculptor European CLO DAC
4.234% due 10/15/2034 •		1,000	1,035

			15,854

CORPORATE BONDS & NOTES 0.2%

AerCap Ireland Capital DAC
2.450% due 10/29/2026		$600	575
3.000% due 10/29/2028		600	556

			1,131

Total Ireland (Cost $18,067)			16,985

ISRAEL 0.5%

SOVEREIGN ISSUES 0.5%

Israel Government International Bond
2.000% due 03/31/2027	ILS	4,400	1,152
4.500% due 01/17/2033		$400	368
5.500% due 03/12/2034 (g)		1,200	1,177

Total Israel (Cost $2,916)			2,697

ITALY 0.8%

CORPORATE BONDS & NOTES 0.5%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	900	904
2.625% due 04/28/2025		500	516

Intesa Sanpaolo SpA
8.248% due 11/21/2033 •		$700	786

Nexi SpA
2.125% due 04/30/2029	EUR	300	296

			2,502

SOVEREIGN ISSUES 0.3%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$900	907

Italy Government International Bond
6.000% due 08/04/2028	GBP	400	511

			1,418

Total Italy (Cost $4,217)			3,920

JAPAN 6.9%

CORPORATE BONDS & NOTES 0.5%

Mitsubishi UFJ Financial Group, Inc.
5.258% due 04/17/2030 •		$2,000	2,018

Nomura Holdings, Inc.
2.329% due 01/22/2027		500	474

			2,492

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 6.4%

Japan Government International Bond
0.100% due 01/01/2026	JPY	270,000	$1,710
0.100% due 03/10/2028 (e)		704,536	4,654
0.300% due 06/20/2046		620,000	2,802
0.400% due 06/20/2029		300,000	1,880
0.500% due 09/20/2046		202,000	953
0.500% due 03/20/2049		540,000	2,423
0.700% due 12/20/2048		612,000	2,904
1.200% due 09/20/2035		920,000	5,861
1.500% due 09/20/2043		500,000	3,019
1.800% due 03/20/2054		414,000	2,387
2.200% due 06/20/2054		310,000	1,953
2.200% due 03/20/2064		330,000	1,927

Tokyo Metropolitan Government
0.750% due 07/16/2025		$2,100	2,058

			34,531

Total Japan (Cost $52,365)			37,023

JERSEY, CHANNEL ISLANDS 0.1%

ASSET-BACKED SECURITIES 0.1%

Saranac CLO Ltd.
5.797% due 08/13/2031 •		$786	788

Total Jersey, Channel Islands (Cost $786)			788

MALAYSIA 1.8%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
3.404% due 04/28/2061		$400	264
4.550% due 04/21/2050		200	170
4.800% due 04/21/2060		200	173

			607

SOVEREIGN ISSUES 1.7%

Malaysia Government International Bond
2.632% due 04/15/2031	MYR	2,700	567
3.519% due 04/20/2028		30,997	6,924
4.054% due 04/18/2039		6,000	1,357

			8,848

Total Malaysia (Cost $9,367)			9,455

MULTINATIONAL 0.2%

CORPORATE BONDS & NOTES 0.2%

Delta Air Lines, Inc.
4.750% due 10/20/2028		$800	789

Preferred Term Securities Ltd.
5.010% (US0003M + 0.400%) due 06/23/2035 ~		289	272

Total Multinational (Cost $1,068)			1,061

NETHERLANDS 0.5%

CORPORATE BONDS & NOTES 0.5%

ABN AMRO Bank NV
5.515% due 12/03/2035 •		$900	881

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		1,700	1,720

Total Netherlands (Cost $2,600)			2,601

NEW ZEALAND 0.0%

SOVEREIGN ISSUES 0.0%

New Zealand Government International Bond
1.500% due 05/15/2031	NZD	400	192

Total New Zealand (Cost $276)			192

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PERU 1.2%

CORPORATE BONDS & NOTES 0.1%

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	1,900	$523

SOVEREIGN ISSUES 1.1%

Peru Government International Bond
2.780% due 12/01/2060		$700	371
6.150% due 08/12/2032	PEN	4,700	1,243
6.900% due 08/12/2037		3,400	903
6.950% due 08/12/2031		2,800	786
7.300% due 08/12/2033		5,300	1,489
7.600% due 08/12/2039		3,200	897

			5,689

Total Peru (Cost $6,620)			6,212

POLAND 0.4%

SOVEREIGN ISSUES 0.4%

Poland Government International Bond
4.250% due 02/14/2043	EUR	300	323
4.625% due 03/18/2029		$500	495
4.875% due 10/04/2033		400	385
5.125% due 09/18/2034		900	873
5.500% due 04/04/2053		300	277

Total Poland (Cost $2,409)			2,353

QATAR 0.0%

CORPORATE BONDS & NOTES 0.0%

QatarEnergy
2.250% due 07/12/2031		$300	253

Total Qatar (Cost $298)			253

REPUBLIC OF KOREA 0.2%

SOVEREIGN ISSUES 0.2%

Korea Government International Bond
4.000% due 12/10/2031	KRW	1,195,710	863

Total Republic of Korea (Cost $903)			863

ROMANIA 1.2%

SOVEREIGN ISSUES 1.2%

Romania Government International Bond
1.375% due 12/02/2029	EUR	540	479
1.750% due 07/13/2030		700	607
2.000% due 01/28/2032		100	82
2.000% due 04/14/2033		500	394
2.124% due 07/16/2031		100	86
2.125% due 03/07/2028		400	389
2.625% due 12/02/2040		400	266
2.875% due 04/13/2042		800	538
3.750% due 02/07/2034		600	534
5.000% due 09/27/2026		700	743
5.125% due 09/24/2031		900	912
5.250% due 05/30/2032		500	506
5.625% due 05/30/2037		500	497
6.625% due 09/27/2029		300	335

Total Romania (Cost $7,973)			6,368

SAUDI ARABIA 1.5%

SOVEREIGN ISSUES 1.5%

Saudi Government International Bond
3.250% due 10/22/2030		$200	180
4.750% due 01/18/2028		1,600	1,591
4.750% due 01/16/2030		4,800	4,718
4.875% due 07/18/2033		1,800	1,745

Total Saudi Arabia (Cost $8,338)			8,234

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SERBIA 0.2%

SOVEREIGN ISSUES 0.2%

Serbia Government International Bond
2.050% due 09/23/2036	EUR	500	$395
6.000% due 06/12/2034		$700	689

Total Serbia (Cost $1,259)			1,084

SINGAPORE 0.6%

SOVEREIGN ISSUES 0.6%

Singapore Government International Bond
2.375% due 07/01/2039	SGD	479	329
3.250% due 06/01/2054		3,881	3,098

Total Singapore (Cost $3,205)			3,427

SOUTH AFRICA 0.7%

SOVEREIGN ISSUES 0.7%

South Africa Government International Bond
8.000% due 01/31/2030	ZAR	26,200	1,330
8.875% due 02/28/2035		54,300	2,621

Total South Africa (Cost $4,310)			3,951

SOUTH KOREA 2.9%

SOVEREIGN ISSUES 2.9%

Korea Government International Bond
1.375% due 12/10/2029	KRW	1,239,830	785
1.500% due 12/10/2030		228,750	143
2.375% due 12/10/2028		7,726,430	5,163
2.625% due 06/10/2028		9,018,720	6,090
3.250% due 03/10/2053		2,622,140	1,930
4.250% due 12/10/2032		1,886,100	1,391

Total South Korea (Cost $17,824)			15,502

SPAIN 1.2%

CORPORATE BONDS & NOTES 0.2%

Banco Santander SA
1.849% due 03/25/2026		$200	193

CaixaBank SA
6.684% due 09/13/2027 •		800	821

			1,014

SOVEREIGN ISSUES 1.0%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	214

Spain Government International Bond
0.850% due 07/30/2037		200	156
1.450% due 10/31/2071		1,600	848
2.500% due 05/31/2027		800	832
3.450% due 07/30/2066		2,400	2,334
3.900% due 07/30/2039		1,100	1,209

			5,593

Total Spain (Cost $9,629)			6,607

SUPRANATIONAL 1.7%

CORPORATE BONDS & NOTES 1.7%

European Union
2.875% due 10/05/2029	EUR	8,700	9,164

Total Supranational (Cost $9,302)			9,164

SWITZERLAND 1.2%

CORPORATE BONDS & NOTES 1.2%

UBS Group AG
2.193% due 06/05/2026 •		$1,200	1,186
3.091% due 05/14/2032 •		500	435
3.869% due 01/12/2029 •		800	771

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.194% due 04/01/2031 •		$1,200	$1,135
5.617% due 09/13/2030 •		700	711
6.373% due 07/15/2026 •		600	604
6.537% due 08/12/2033 •		1,500	1,591

Total Switzerland (Cost $6,468)			6,433

THAILAND 1.3%

SOVEREIGN ISSUES 1.3%

Thailand Government International Bond
2.500% due 11/17/2029	THB	228,010	6,822

Total Thailand (Cost $6,731)			6,822

UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.1%

MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		$400	408

SOVEREIGN ISSUES 0.3%

Emirate of Abu Dhabi Government International Bond
5.500% due 04/30/2054		1,700	1,671

Total United Arab Emirates (Cost $2,067)			2,079

UNITED KINGDOM 5.7%

CORPORATE BONDS & NOTES 2.9%

Barclays PLC
4.918% due 08/08/2030 •	EUR	1,400	1,551
5.690% due 03/12/2030 •		$200	202
6.496% due 09/13/2027 •		2,000	2,049

HSBC Holdings PLC
4.041% due 03/13/2028 •		1,000	979
4.583% due 06/19/2029 •		800	784

Lloyds Banking Group PLC
5.590% due 11/26/2035 •		1,400	1,389

Nationwide Building Society
2.972% due 02/16/2028 •		1,200	1,149

NatWest Group PLC
5.778% due 03/01/2035 •		2,000	2,017

NatWest Markets PLC
0.125% due 11/12/2025	EUR	800	811

Santander U.K. PLC
5.283% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	500	628

Standard Chartered PLC
2.608% due 01/12/2028 •		$1,400	1,333
6.187% due 07/06/2027 •		1,400	1,424
6.296% due 07/06/2034 •		1,400	1,454

			15,770

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%

Eurohome U.K. Mortgages PLC
4.997% due 06/15/2044 •	GBP	60	75

Eurosail PLC
5.796% due 06/13/2045 •		116	144

Mansard Mortgages PLC
5.496% due 12/15/2049 •		42	52

Newgate Funding PLC
5.006% due 12/01/2050 •		132	162
5.847% due 12/15/2050 •		133	164

Ripon Mortgages PLC
5.427% due 08/28/2056 •		2,958	3,707

RMAC Securities PLC
4.996% due 06/12/2044 •		231	284

Stratton Mortgage Funding PLC
5.875% due 06/20/2060 •		3,144	3,948

			8,536

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.2%

United Kingdom Gilt
0.625% due 10/22/2050	GBP	1,300	$607
1.250% due 07/31/2051		2,100	1,177
1.500% due 07/31/2053		1,100	642
1.750% due 01/22/2049		1,300	884
3.250% due 01/22/2044		900	879
4.250% due 12/07/2040		1,200	1,390
4.375% due 07/31/2054		1,000	1,109

			6,688

Total United Kingdom (Cost $36,959)			30,994

UNITED STATES 69.6%

ASSET-BACKED SECURITIES 3.3%

ACE Securities Corp. Home Equity Loan Trust
4.733% due 07/25/2036 •		$886	653

AMRESCO Residential Securities Corp. Mortgage Loan Trust
5.393% due 06/25/2029 •		1	1

Argent Mortgage Loan Trust
4.933% due 05/25/2035 •		901	796

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.213% due 02/25/2036 •		1,179	928

Citigroup Mortgage Loan Trust
4.773% due 12/25/2036 •		358	194
4.843% due 06/25/2037 •		934	927
4.973% due 03/25/2036 •		285	258
5.443% due 07/25/2035 •		1,200	1,141

Countrywide Asset-Backed Certificates Trust
3.631% due 04/25/2035 •		211	208
4.393% due 08/25/2035 ~		83	76
4.593% due 06/25/2037 •		252	236
4.593% due 07/25/2037 •		173	159
4.713% due 12/25/2036 •		229	208
4.733% due 06/25/2035 •		199	178
4.733% due 03/25/2037 •		973	882
4.733% due 06/25/2047 •		824	758

First Franklin Mortgage Loan Trust
4.568% due 07/25/2036 •		445	429

GSAMP Trust
5.098% due 11/25/2035 •		881	828
5.173% due 11/25/2035 •		1,000	833

Home Equity Mortgage Loan Asset-Backed Trust
4.693% due 04/25/2037 •		387	259

HSI Asset Securitization Corp. Trust
4.973% due 04/25/2037 •		571	292

Long Beach Mortgage Loan Trust
5.013% due 10/25/2034 •		12	11

Merrill Lynch Mortgage Investors Trust
4.753% due 08/25/2037 •		974	492

Morgan Stanley ABS Capital, Inc. Trust
4.583% due 10/25/2036 •		86	76

Morgan Stanley Home Equity Loan Trust
4.553% due 12/25/2036 •		720	342
4.683% due 04/25/2037 •		573	294

Morgan Stanley Mortgage Loan Trust
6.419% due 09/25/2046 þ		129	27

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.888% due 03/25/2036 •		147	147

NovaStar Mortgage Funding Trust
4.713% due 03/25/2037 •		466	294

Option One Mortgage Loan Trust
4.593% due 01/25/2037 •		276	175

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		635	193
5.675% due 06/25/2037 þ		1,053	253
5.731% due 11/25/2036 þ		967	329
7.003% due 12/25/2032 •		88	74

Residential Asset Mortgage Products Trust
4.893% due 12/25/2035 •		187	168
4.913% due 12/25/2035 •		636	518

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securities Corp. Trust
4.703% due 11/25/2036 •		$1,465	$1,299

Saxon Asset Securities Trust
6.203% due 12/25/2037 •		269	229

SMB Private Education Loan Trust
6.048% due 02/16/2055 •		821	832

Soundview Home Loan Trust
4.603% due 06/25/2037 •		54	35
4.953% due 11/25/2036 •		952	886

Structured Asset Investment Loan Trust
4.713% due 07/25/2036 •		295	214
5.073% due 01/25/2036 •		610	565

Terwin Mortgage Trust
5.393% due 11/25/2033 •		14	12

			17,709

CORPORATE BONDS & NOTES 5.6%

American Airlines Pass-Through Trust
3.000% due 04/15/2030		187	175

Bank of America Corp.
1.898% due 07/23/2031 •		1,300	1,094
5.202% due 04/25/2029 •		1,300	1,306

Bayer U.S. Finance LLC
4.250% due 12/15/2025		300	298

Blackstone Holdings Finance Co. LLC
3.500% due 06/01/2034	EUR	600	627

Boeing Co.
6.259% due 05/01/2027		$600	614

Bristol-Myers Squibb Co.
5.200% due 02/22/2034		600	599

Charter Communications Operating LLC
3.950% due 06/30/2062		900	549

Credit Suisse AG AT1 Claim		300	37

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		200	169

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		400	394

GA Global Funding Trust
2.250% due 01/06/2027		400	379

Glencore Funding LLC
5.371% due 04/04/2029		1,300	1,311

Goldman Sachs Group, Inc.
0.875% due 05/09/2029	EUR	800	756
5.016% due 10/23/2035 •		$1,100	1,053
5.727% due 04/25/2030 •		2,000	2,042
6.484% due 10/24/2029 •		1,400	1,467

JPMorgan Chase & Co.
5.012% due 01/23/2030 •		1,700	1,699

Morgan Stanley
3.515% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	1,300	1,351
4.654% due 10/18/2030 •		$400	392
5.644% (SOFRRATE + 1.020%) due 04/13/2028 ~		2,000	2,015
5.656% due 04/18/2030 •		1,200	1,222
6.407% due 11/01/2029 •		500	522

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		500	444

Organon & Co.
2.875% due 04/30/2028	EUR	200	202

Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	93
4.000% due 12/01/2046		100	76
4.200% due 03/01/2029		600	580
4.550% due 07/01/2030		200	194

PacifiCorp
5.300% due 02/15/2031		600	606

Penske Truck Leasing Co. LP
3.950% due 03/10/2025		1,400	1,397

Principal Life Global Funding
1.375% due 01/10/2025		400	400

Santander Holdings USA, Inc.
6.124% due 05/31/2027 •		600	609

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo & Co.
3.908% due 04/25/2026 •	$300	$299
4.808% due 07/25/2028 •	1,600	1,595
5.198% due 01/23/2030 •	1,200	1,204
5.211% due 12/03/2035 •	1,100	1,071
6.303% due 10/23/2029 •	900	937

West Virginia United Health System Obligated Group
3.129% due 06/01/2050	800	511

		30,289

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Avolon TLB Borrower 1 U.S. LLC
6.120% due 06/24/2030 ~	1,158	1,159

Charter Communications Operating LLC
6.781% due 12/15/2031 ~	552	551

		1,710

MUNICIPAL BONDS & NOTES 0.2%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.158% due 06/01/2026	600	579

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	278	279

		858

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%

Banc of America Mortgage Trust
4.836% due 02/25/2036 ~	15	13

Bear Stearns ALT-A Trust
4.233% due 03/25/2036 ~	51	40
4.563% due 08/25/2036 ~	24	11
4.773% due 02/25/2034 •	12	11
5.031% due 11/25/2035 ~	10	7
5.151% due 09/25/2035 ~	11	7

Bear Stearns Structured Products, Inc. Trust
4.219% due 12/26/2046 ~	10	8

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~	1,098	973

Chase Mortgage Finance Trust
5.300% due 07/25/2037 ~	19	16

Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 ~	1,598	1,335
5.310% due 10/25/2035 •	943	431
6.080% due 09/25/2035 •	1	1

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
5.072% due 09/25/2035 ~	75	66

Countrywide Alternative Loan Trust
4.905% due 03/20/2046 •	27	23
5.013% due 02/25/2037 •	21	18
5.250% due 06/25/2035	3	2
5.825% due 12/25/2035 •	19	16
6.325% due 11/25/2035 •	5	4

Countrywide Home Loan Mortgage Pass-Through Trust
4.913% due 05/25/2035 •	10	8
5.093% due 03/25/2035 •	17	15
5.113% due 02/25/2035 •	2	2
5.165% due 11/25/2034 ~	2	2
5.500% due 01/25/2035	162	158

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036	593	413
5.863% due 02/25/2037 ~	144	32

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.203% due 10/25/2047 •	440	342

Extended Stay America Trust
5.591% due 07/15/2038 •	1,409	1,411

GS Mortgage-Backed Securities Corp. Trust
2.500% due 09/25/2052 ~	2,704	2,161

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	313	252
2.500% due 04/25/2052 ~	389	311

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSR Mortgage Loan Trust
4.743% due 01/25/2036 ~	$11	$10
4.783% due 12/25/2034 •	4	4
6.344% due 04/25/2035 ~	28	28

IndyMac INDX Mortgage Loan Trust
4.873% due 05/25/2046 •	203	181
4.933% due 07/25/2035 •	7	7

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	3,922	3,272
3.000% due 03/25/2052 ~	2,552	2,128
3.000% due 05/25/2052 ~	3,429	2,860
4.222% due 07/27/2037 ~	28	25
5.624% due 02/25/2036 ~	9	6

Manhattan West Mortgage Trust
2.130% due 09/10/2039	1,400	1,287

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.952% due 12/15/2030 •	1	1

MFA Trust
1.381% due 04/25/2065 ~	279	268
1.947% due 04/25/2065 ~	102	98

Morgan Stanley Capital Trust
5.681% due 12/15/2038 •	1,700	1,639

Morgan Stanley Mortgage Loan Trust
6.548% due 06/25/2036 ~	9	9

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	586	559
2.750% due 11/25/2059 ~	518	493
6.864% due 10/25/2063 þ	536	543

OBX Trust
3.000% due 01/25/2052 ~	1,631	1,368
7.159% due 10/25/2063 þ	992	1,012

One New York Plaza Trust
5.462% due 01/15/2036 •	1,600	1,528

Residential Accredit Loans, Inc. Trust
4.603% due 02/25/2047 •	20	6
4.813% due 06/25/2046 •	231	51
4.873% due 04/25/2046 •	369	94
5.791% due 10/25/2037 ~	141	117
6.000% due 06/25/2036	317	250

Structured Asset Mortgage Investments Trust
4.873% due 05/25/2036 •	4	3
4.893% due 05/25/2036 •	35	28
4.893% due 09/25/2047 •	44	39
4.913% due 05/25/2045 •	6	6
5.181% due 03/19/2034 •	1	1
6.325% due 08/25/2047 •	17	14

Structured Asset Securities Corp.
4.733% due 01/25/2036 •	159	133

Structured Asset Securities Corp. Mortgage Loan Trust
4.743% due 10/25/2036 •	309	254

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 þ	189	5

Thornburg Mortgage Securities Trust
6.176% due 06/25/2047 •	8	8

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	620	559
2.710% due 01/25/2060 ~	471	448
2.900% due 10/25/2059 ~	1,769	1,685
5.453% due 05/25/2058 •	205	209

UWM Mortgage Trust
3.000% due 01/25/2052 ~	497	414

Verus Securitization Trust
5.218% due 09/25/2069 þ	1,475	1,464

Wachovia Mortgage Loan Trust LLC
7.549% due 10/20/2035 ~	15	14

WaMu Mortgage Pass-Through Certificates Trust
4.355% due 02/27/2034 •	1	1
4.541% due 12/25/2036 ~	64	56
4.547% due 04/25/2035 ~	8	7
5.073% due 01/25/2045 •	19	19
5.076% due 03/25/2035 ~	11	11
5.659% due 03/25/2033 ~	2	2
5.805% due 06/25/2046 •	14	13
5.825% due 02/25/2046 •	32	29

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Mortgage Pass-Through Certificates Trust
5.765% due 07/25/2046 •	$14	$9

		31,364

U.S. GOVERNMENT AGENCIES 47.1%

Fannie Mae
3.000% due 03/01/2060	450	378
3.500% due 01/01/2059	828	728
5.033% due 09/25/2042 •	6	6
5.083% due 06/25/2036 •	6	6
6.000% due 07/25/2044	3	4
6.035% due 12/01/2034 •	1	1
6.128% due 10/01/2044 •	3	4
6.706% due 05/25/2035 ~	2	2
7.019% due 11/01/2034 •	5	5

Freddie Mac
1.602% due 01/15/2038 ~(a)	90	5
5.212% due 12/15/2032 •	1	1
5.312% due 12/15/2037 •	2	2
5.319% due 01/15/2038 •	90	89
6.025% due 10/25/2044 •	13	12
6.475% due 04/01/2035 •	7	7

Ginnie Mae
3.000% due 07/20/2046 - 04/20/2052	3,711	3,223
5.566% due 05/20/2066 - 06/20/2066 •	1,290	1,290
5.616% due 11/20/2066 •	237	237

Ginnie Mae, TBA
2.500% due 01/01/2055	2,500	2,088
3.000% due 02/01/2055	13,700	11,882

Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052	2,280	1,868
3.000% due 10/01/2049 - 05/01/2051	973	829
3.500% due 11/01/2030 - 07/01/2050	1,178	1,080
4.000% due 06/01/2050	367	340
4.500% due 08/01/2033 - 04/01/2053	387	370
5.500% due 06/01/2053 - 09/01/2053	12,206	12,064
6.000% due 03/01/2054 - 09/01/2054	91,546	92,100
6.500% due 11/01/2053 - 12/01/2053	5,988	6,115

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	$8,700	$7,391
4.000% due 03/01/2055	250	229
4.500% due 03/01/2055	34,800	32,712
6.500% due 02/01/2055	76,000	77,511

		252,579

U.S. TREASURY OBLIGATIONS 7.3%

U.S. Treasury Bonds
2.250% due 08/15/2049	1,300	805
2.375% due 11/15/2049	700	445
3.000% due 02/15/2048	1,000	734
3.000% due 08/15/2048	500	365
3.375% due 11/15/2048	2,600	2,032
4.125% due 08/15/2044 (g)	3,875	3,508

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025 (i)	4,644	4,615
0.125% due 10/15/2025	122	120
0.125% due 07/15/2031	2,473	2,178
0.125% due 01/15/2032	1,025	889
0.375% due 07/15/2025	599	595
0.500% due 01/15/2028	7,678	7,342
0.625% due 07/15/2032	326	292
1.125% due 01/15/2033	4,239	3,901
3.875% due 04/15/2029	960	1,030

U.S. Treasury Notes
2.875% due 04/30/2025 (i)	5,192	5,168
3.500% due 02/15/2033	700	651
4.000% due 02/29/2028	700	694
4.000% due 02/15/2034 (g)	3,600	3,448
4.375% due 05/15/2034 (g)	600	591

		39,403

Total United States (Cost $384,791)		373,912

SHORT-TERM INSTRUMENTS 1.3%

REPURCHASE AGREEMENTS (f) 0.1%
		400

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HUNGARY TREASURY BILLS 0.3%
6.589% due 01/02/2025 - 01/09/2025 (c)(d)	HUF	711,000	$1,789

JAPAN TREASURY BILLS 0.9%
0.165% due 04/21/2025 - 06/20/2025 (c)(d)	JPY	740,000	4,700

Total Short-Term Instruments (Cost $6,954)			6,889

Total Investments in Securities (Cost $708,674)			659,266

		SHARES
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III		103,992	1,013

Total Short-Term Instruments (Cost $1,012)			1,013

Total Investments in Affiliates (Cost $1,012)			1,013

Total Investments 123.0% (Cost $709,686)			$660,279

Financial Derivative Instruments (h)(j) 1.8% (Cost or Premiums, net $8,750)			9,737

Other Assets and Liabilities, net (24.8)%			(133,180)

Net Assets 100.0%			$536,836

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	4.400%	12/27/2024	01/06/2025	$400	U.S. Treasury Notes 4.500% due 11/15/2033	$(401)	$400	$400

Total Repurchase Agreements						$(401)	$400	$400

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	4.150%	12/23/2024	TBD	(3)	$(199)	$(199)
BSN	4.580	12/19/2024	01/06/2025		(4,512)	(4,520)

Total Reverse Repurchase Agreements						$(4,719)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
UBS	4.550%	12/16/2024	01/31/2025	$(2,094)	$(2,099)

Total Sale-Buyback Transactions					$(2,099)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (27.9)%
U.S. Government Agencies (27.9)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2040	$10,800	$(9,581)	$(9,545)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2055	50,950	(40,188)	(39,669)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2055	5,400	(4,454)	(4,400)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2055	3,400	(2,996)	(3,007)
Uniform Mortgage-Backed Security, TBA	5.000	02/01/2055	100	(98)	(96)
Uniform Mortgage-Backed Security, TBA	5.500	01/15/2055	20,600	(20,362)	(20,330)
Uniform Mortgage-Backed Security, TBA	6.000	02/01/2055	72,300	(72,879)	(72,577)

Total Short Sales (27.9)%				$(150,558)	$(149,624)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BRC	$400	$(199)	$0	$201	$(205)	$(4)
BSN	0	(4,520)	0	(4,520)	4,437	(83)

Master Securities Forward Transaction Agreement
UBS	0	0	(2,099)	(2,099)	1,992	(107)

Total Borrowings and Other Financing Transactions	$400	$(4,719)	$(2,099)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(199)	$(199)
U.S. Treasury Obligations	0	(4,520)	0	0	(4,520)

Total	$0	$(4,520)	$0	$(199)	$(4,719)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	0	(2,099)	0	(2,099)

Total	$0	$0	$(2,099)	$0	$(2,099)

Total Borrowings	$0	$(4,520)	$(2,099)	$(199)	$(6,818)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(6,818)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

(g)	Securities with an aggregate market value of $6,625 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(6,001) at a weighted average interest rate of 4.906%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(8) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond March Futures	03/2025	242	$15,900	$(39)	$35	$(26)
Canada Government 5-Year March Futures	03/2025	79	6,225	83	6	0
Euro-BTP March Futures	03/2025	334	41,510	(713)	45	0
Euro-Buxl 30-Year Bond March Futures	03/2025	15	2,062	(110)	19	0
Euro-Oat March Futures	03/2025	32	4,090	(78)	5	0
Euro-Schatz March Futures	03/2025	206	22,829	(49)	7	0
Long Gilt March Futures	03/2025	76	8,792	(209)	54	0
U.S. Treasury 2-Year Note March Futures	03/2025	66	13,570	(14)	0	(1)

				$(1,129)	$171	$(27)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond March Futures	03/2025	313	$(21,867)	$272	$133	$(158)
Canada Government 10-Year March Futures	03/2025	65	(5,544)	71	0	(7)
Euro-Bobl March Futures	03/2025	226	(27,591)	186	0	(49)
Euro-Bund March Futures	03/2025	136	(18,798)	442	0	(59)
Japan Government 10-Year Bond March Futures	03/2025	11	(9,920)	36	6	(6)
U.S. Treasury 10-Year Note March Futures	03/2025	87	(9,461)	93	19	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	61	(7,253)	229	27	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	102	(11,354)	161	25	0

				$1,490	$210	$(279)

Total Futures Contracts				$361	$381	$(306)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$	31,300	$(180)	$(65)	$(245)	$0	$(12)
iTraxx Europe Main 42 10-Year Index	(1.000)	Quarterly	12/20/2034	EUR	8,600	(25)	5	(20)	8	0
iTraxx Europe Main 42 5-Year Index	(1.000)	Quarterly	12/20/2029		13,400	(291)	11	(280)	7	0

						$(496)	$(49)	$(545)	$15	$(12)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$	87,000	$1,935	$38	$1,973	$21	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	39,100	$290	$(433)	$(143)	$26	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		15,600	(36)	(365)	(401)	18	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		46,171	667	(964)	(297)	127	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		8,300	(22)	(271)	(293)	38	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		3,400	57	299	356	0	(15)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		3,100	147	176	323	0	(19)
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/19/2030	INR	306,330	(5)	16	11	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029	JPY	940,000	(21)	(37)	(58)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,670,000	(198)	(400)	(598)	0	(6)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		430,000	(109)	(47)	(156)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		168,760	(32)	(23)	(55)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		140,000	(5)	(4)	(9)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		1,290,000	(14)	(3)	(17)	0	0
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		610,000	(35)	1	(34)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		510,000	(237)	(83)	(320)	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		240,000	(311)	(147)	(458)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		360,000	(179)	(336)	(515)	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		490,000	53	201	254	9	0
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	03/19/2027	SGD	4,200	6	(3)	3	0	(7)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029		31,340	21	(103)	(82)	0	(100)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.910	Quarterly	12/19/2029	THB	37,850	0	(4)	(4)	0	0
Receive	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029		79,960	(15)	(15)	(30)	0	0
Receive	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		257,180	(5)	(176)	(181)	0	0
Pay(5)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030		277,850	34	(28)	6	0	(1)
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		64,960	(1)	(77)	(78)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$6,900	29	39	68	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	06/24/2025		6,400	16	(18)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	07/17/2025		7,800	16	(24)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		64,740	442	(475)	(33)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		20,900	166	(5)	161	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		5,500	0	6	6	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		7,300	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		18,600	0	413	413	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		21,800	150	(4)	146	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		2,900	111	161	272	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		430	(5)	(10)	(15)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		4,500	0	36	36	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		3,700	0	28	28	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.838	Annual	05/31/2029		21,600	0	155	155	10	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		21,500	857	124	981	10	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.865	Annual	05/15/2030		600	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		1,200	(6)	35	29	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031		2,800	0	34	34	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.813	Annual	10/31/2031		1,800	2	21	23	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		2,900	0	66	66	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		1,300	0	24	24	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		800	0	14	14	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		1,300	0	21	21	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		17,290	491	66	557	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		2,700	(9)	63	54	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		900	(3)	42	39	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		500	(2)	23	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		1,800	(6)	92	86	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		1,600	(6)	73	67	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		1,600	(6)	67	61	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		1,300	(5)	73	68	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,300	2	(37)	(35)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		2,000	142	(9)	133	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		400	3	23	26	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,180	803	426	1,229	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		7,960	1,029	(73)	956	9	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		2,300	(266)	268	2	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,200	100	2	102	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		5,700	(500)	(160)	(660)	0	(5)
Pay(5)	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	41,200	30	(346)	(316)	62	0
Pay(5)	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		3,900	(2)	(15)	(17)	11	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	6,600	(13)	(7)	(20)	3	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		2,000	0	(7)	(7)	1	0
Pay	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	512,759	597	2,083	2,680	47	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	3-Month CNY-CNREPOFIX	1.500%	Quarterly	03/19/2030	CNY	252,900	$138	$47	$185	$31	$(1)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	3,700	31	(2)	29	5	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		3,300	(5)	128	123	6	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		500	(1)	21	20	1	0
Receive(5)	3-Month EUR-EURIBOR	2.259	Annual	01/31/2030		2,200	0	(3)	(3)	0	(5)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		86,400	1,020	185	1,205	224	0
Receive	3-Month EUR-EURIBOR	2.801	Annual	05/25/2033		1,800	0	(78)	(78)	0	(4)
Receive	3-Month EUR-EURIBOR	2.841	Annual	05/25/2033		6,900	0	(320)	(320)	0	(16)
Receive	3-Month EUR-EURIBOR	2.833	Annual	08/15/2033		2,600	0	(99)	(99)	0	(6)
Receive	3-Month EUR-EURIBOR	2.849	Annual	08/15/2033		3,700	0	(146)	(146)	0	(9)
Receive	3-Month EUR-EURIBOR	2.857	Annual	08/15/2033		9,800	0	(393)	(393)	0	(24)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		200	(1)	(4)	(5)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		2,100	(6)	(29)	(35)	0	(5)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		87,729	865	356	1,221	255	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		15,269	(103)	(261)	(364)	0	(73)
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029	ILS	3,400	0	10	10	1	0
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		2,200	0	5	5	1	0
Pay	3-Month ILS-TELBOR	4.400	Annual	09/25/2029		7,400	0	44	44	3	0
Pay	3-Month ILS-TELBOR	4.180	Annual	10/01/2029		6,300	(22)	23	1	3	0
Pay	3-Month ILS-TELBOR	4.175	Annual	10/02/2029		8,100	0	1	1	3	0
Receive	3-Month ILS-TELBOR	3.980	Annual	12/13/2029		4,500	0	10	10	0	(2)
Pay(5)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030	KRW	1,347,050	4	9	13	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	3,700	31	79	110	0	0
Pay(5)	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	26,600	(1)	(3)	(4)	0	(3)
Receive	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2028	AUD	4,000	(28)	(15)	(43)	0	(7)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		16,500	259	(261)	(2)	47	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		4,000	34	(1)	33	11	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	13,900	0	(38)	(38)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	19,920	162	194	356	26	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,000	(5)	(32)	(37)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		1,800	(10)	(59)	(69)	2	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,200	(9)	(35)	(44)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,100	(8)	(47)	(55)	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,000	(4)	(22)	(26)	1	0
Pay(5)	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		2,300	0	(23)	(23)	3	0
Pay(5)	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		5,500	0	(24)	(24)	8	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		8,800	(1)	(14)	(15)	12	0
Pay(5)	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		10,900	10	45	55	20	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		8,790	(115)	(124)	(239)	0	(11)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		1,800	(6)	91	85	5	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		7,600	117	(279)	(162)	20	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		2,650	205	(274)	(69)	8	0
Receive(5)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		300	0	127	127	0	(1)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		600	0	273	273	0	(2)
Receive	CAONREPO	3.500	Annual	12/18/2025	CAD	23,600	(33)	(63)	(96)	0	(2)
Pay(5)	CAONREPO	3.898	Annual	06/19/2026		6,100	(1)	51	50	2	0
Pay(5)	CAONREPO	3.925	Annual	06/19/2026		11,500	(1)	97	96	3	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2028		8,050	94	(177)	(83)	0	(5)
Pay	CAONREPO	2.500	Semi-Annual	06/19/2029		5,899	(207)	172	(35)	1	0
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029		5,000	(7)	30	23	4	0
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		7,000	(443)	258	(185)	5	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		1,700	(146)	72	(74)	1	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		3,100	48	(104)	(56)	0	(3)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		400	3	(2)	1	0	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		4,600	(4)	(67)	(71)	0	(4)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		8,000	30	(204)	(174)	0	(8)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		3,200	(3)	(83)	(86)	0	(3)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		2,200	0	2	2	0	(2)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		1,300	16	(57)	(41)	0	(1)
Receive	CAONREPO	3.250	Semi-Annual	12/18/2034		1,000	(24)	6	(18)	0	(1)
Pay	CAONREPO	1.750	Semi-Annual	12/16/2046		600	(120)	28	(92)	0	0
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		600	(56)	31	(25)	2	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		1,400	(74)	114	40	5	0

							$5,830	$(363)	$5,467	$1,193	$(372)

Total Swap Agreements							$7,269	$(374)	$6,895	$1,229	$(384)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$381	$1,229	$1,610	$0	$(306)	$(384)	$(690)

(i)

Securities with an aggregate market value of $5,875 and cash of $8,853 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2025	SGD	1,271		$946	$15	$0
	01/2025		$330	NZD	559	0	(17)

BOA	01/2025	CNH	3,625		$498	4	0
	01/2025	GBP	537		683	11	0
	01/2025	JPY	1,127,110		7,392	222	0
	01/2025	KRW	2,226,856		1,582	74	0
	01/2025	MYR	38,539		8,684	79	0
	01/2025	SEK	3,440		315	4	0
	01/2025	SGD	2,104		1,564	23	0
	01/2025	TWD	51,352		1,588	27	0
	01/2025		$545	CNY	3,916	0	(3)
	02/2025	CNH	1,428		$200	5	0
	02/2025	HKD	1,673		215	0	0
	02/2025		$683	CNY	4,898	0	(6)

BPS	01/2025	CAD	2,519		$1,790	37	0
	01/2025	CNH	54,107		7,471	97	0
	01/2025	EUR	11	RON	55	0	0
	01/2025		1,744		$1,848	41	0
	01/2025	HUF	282,594		711	1	(1)
	01/2025	IDR	9,021,369		553	0	(6)
	01/2025	INR	24,254		283	0	0
	01/2025	JPY	42,700		271	0	(1)
	01/2025	KRW	2,163,565		1,551	86	0
	01/2025	SGD	1,468		1,092	17	0
	01/2025	TWD	19,971		629	22	0
	01/2025		$3,103	CNH	22,653	0	(16)
	01/2025		47	CNY	334	0	0
	01/2025		1,810	IDR	28,932,305	0	(24)
	01/2025		406	INR	34,304	0	(6)
	01/2025		3,542	KRW	5,087,335	9	(105)
	01/2025		1,355	PLN	5,519	0	(20)
	01/2025		407	TWD	13,205	0	(6)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2025		$90	ZAR	1,584	$0	$(6)
	02/2025	CNH	23,544		$3,250	39	0
	02/2025	RON	909		192	3	0
	02/2025		$557	CNH	4,049	0	(5)
	02/2025		55	CNY	391	0	0
	03/2025	ILS	1,165		$324	3	0
	03/2025	KRW	2,251,950		1,521	0	(7)
	03/2025		$553	IDR	9,048,718	4	0
	03/2025		283	INR	24,380	0	0
	03/2025		230	MXN	4,716	0	(6)
	03/2025		373	TRY	14,322	3	0
	04/2025	TWD	13,128		$407	6	0
	05/2025	CNH	30,110		4,148	26	0
	05/2029	KWD	397		1,364	32	0
	07/2029		25		86	2	0

BRC	01/2025	CAD	50,734		36,037	726	0
	01/2025	CHF	228		259	7	0
	01/2025	EUR	11,227		11,864	228	0
	01/2025	GBP	12,534		15,779	89	0
	01/2025	KRW	395,078		268	0	0
	01/2025	MYR	1,675		379	5	0
	01/2025	RON	2,560	EUR	512	0	(2)
	01/2025		$327	CNH	2,371	0	(3)
	01/2025		444	IDR	6,962,924	0	(13)
	01/2025		488	TRY	18,591	36	0
	02/2025	RON	3,612	EUR	722	0	(2)
	02/2025		$200	CNH	1,428	0	(5)
	02/2025		3,907	TRY	147,235	79	0
	03/2025	ILS	4,265		$1,198	22	0
	03/2025	MXN	16,790		821	26	0
	04/2025	JPY	202,000		1,380	80	0
	04/2025	PEN	2,008		538	5	0
	05/2025	JPY	150,000		1,026	58	0

BSH	05/2025	PEN	616		163	0	(1)

CBK	01/2025	CNH	5,061		697	7	0
	01/2025	EUR	1,399		1,471	21	0
	01/2025	IDR	10,987,313		680	0	0
	01/2025	INR	236,576		2,775	16	0
	01/2025	KRW	9,173,894		6,631	415	0
	01/2025	TWD	81,878		2,571	82	0
	01/2025		$288	CNH	2,056	0	(8)
	01/2025		946	CNY	6,761	0	(9)
	01/2025		37	HUF	14,886	0	0
	01/2025		861	IDR	13,622,721	0	(17)
	01/2025		2,106	INR	178,110	0	(28)
	01/2025		1,739	KRW	2,515,629	0	(34)
	02/2025	PEN	741		$196	0	(1)
	02/2025		$3,735	CNY	26,801	0	(29)
	03/2025	KRW	1,763,448		$1,205	8	0
	03/2025		$648	CNY	4,649	0	(6)
	03/2025		680	IDR	11,019,629	0	(3)
	03/2025		2,775	INR	237,637	0	(20)
	05/2025	PEN	545		$144	0	(1)
	08/2025		396		105	0	0
	01/2026	JPY	70,000		516	53	0

DUB	01/2025	KRW	8,757,086		6,280	347	0
	01/2025		$140	KRW	198,256	0	(6)
	01/2025		539	PLN	2,206	0	(5)
	02/2025	PEN	3,802		$1,015	5	0
	02/2025		$564	MXN	11,400	0	(21)
	03/2025		1,012	PEN	3,850	10	0
	04/2025	JPY	298,000		$2,036	119	0

FAR	01/2025	AUD	15,094		9,795	452	0
	01/2025	TWD	1,218		38	1	0

GLM	01/2025	HUF	274,666		704	12	0
	01/2025	IDR	1,035,787		65	1	0
	01/2025	KRW	3,446,573		2,508	172	0
	01/2025	MXN	4,007		191	0	0
	01/2025	TWD	19,191		598	14	0
	01/2025		$312	IDR	4,895,987	0	(9)
	01/2025		606	PLN	2,469	0	(9)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	02/2025	EUR	866	RON	4,340	$4	$0
	02/2025		$254	MXN	5,168	0	(8)
	04/2025	PEN	8,344		$2,214	2	(3)
	05/2025		$417	CNH	2,994	0	(7)
	06/2025	JPY	90,000		$600	17	0
	01/2026		200,000		1,486	163	0

IND	01/2025	DKK	4,826		682	11	0
	01/2025	HUF	170,340		436	7	0

JPM	01/2025	CNH	123,809		17,092	219	0
	01/2025	IDR	900,904		55	0	(1)
	01/2025	JPY	930,968		6,217	294	0
	01/2025	SGD	41		30	1	0
	01/2025	TRY	7,725		216	0	(1)
	01/2025	TWD	17,199		531	8	0
	01/2025		$27	CNY	190	0	0
	01/2025		63	HUF	24,646	0	(1)
	01/2025		98	IDR	1,558,583	0	(2)
	01/2025		1,931	INR	163,965	0	(19)
	01/2025		310	PLN	1,267	0	(3)
	01/2025		216	TRY	7,798	1	0
	02/2025	THB	2,035		$59	0	0
	02/2025		$331	CNH	2,416	0	(2)
	03/2025		55	IDR	903,717	0	0
	05/2025		538	TRY	23,735	59	0
	06/2025	THB	231,100		$6,723	0	(129)

MBC	01/2025	CAD	1,191		850	21	0
	01/2025	CHF	5,860		6,678	215	0
	01/2025	CNH	7,993		1,098	9	0
	01/2025	EUR	45,246		47,673	782	0
	01/2025	GBP	609		770	8	0
	01/2025	INR	10,206		119	0	0
	01/2025	KRW	11,302,131		8,133	478	0
	01/2025	SGD	14		10	0	0
	01/2025		$13,044	CNH	94,454	0	(172)
	01/2025		892	EUR	849	0	(12)
	01/2025		545	GBP	436	0	0
	01/2025		231	INR	19,518	0	(3)
	01/2025		717	JPY	107,000	0	(36)
	01/2025		54	PLN	218	0	(1)
	01/2025		634	TWD	20,633	0	(7)
	02/2025	HKD	1,459		$188	0	0
	03/2025	ILS	1,359		382	8	0
	03/2025		$119	INR	10,259	0	0
	04/2025	TWD	20,515		$634	7	0
	05/2025	CNH	19,467		2,684	18	0
	05/2025		$3,323	CNH	23,852	0	(57)

MYI	01/2025	AUD	475		$296	2	0
	01/2025	DKK	1,626		230	4	0
	01/2025	TWD	8,719		270	5	0
	01/2025		$552	IDR	8,718,068	0	(12)
	01/2025		42	PLN	171	0	(1)

NGF	01/2025		149	IDR	2,366,391	0	(2)

RYL	01/2025	AUD	3,000		$1,925	69	0
	01/2025		$548	GBP	432	0	(7)

SCX	01/2025	CHF	9		$10	0	0
	01/2025	CNH	23,424		3,242	50	0
	01/2025	SGD	507		377	6	0
	01/2025	TWD	10,111		316	8	0
	01/2025		$1,130	CNH	8,157	0	(18)
	01/2025		508	CNY	3,649	0	(2)
	01/2025		35	IDR	547,481	0	(1)
	01/2025		675	INR	57,086	0	(9)
	01/2025		306	KRW	449,458	0	(2)
	01/2025		335	TWD	10,919	0	(3)
	02/2025		330	CNY	2,363	0	(3)
	03/2025	KRW	448,325		$306	2	0
	04/2025	TWD	10,866		335	3	0
	05/2025	CNH	42,391		5,894	89	0
	05/2025	PEN	245		65	0	0

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SOG	01/2025	EUR	543	RON	2,717	$3	$0
	01/2025		$653	PLN	2,663	0	(8)

SSB	01/2025		11	KRW	15,469	0	(1)
	05/2025	PEN	9,275		$2,445	0	(16)

TOR	01/2025	JPY	1,784,779		11,863	509	0

UAG	01/2025		1,053,665		7,058	355	0
	01/2025		$34	NOK	380	0	(1)
	01/2025		686	PLN	2,786	0	(11)

Total Forward Foreign Currency Contracts						$7,425	$(1,028)

PURCHASED OPTIONS:

FOREIGN CURRENCY BARRIER OPTIONS

Counterparty	Description	Barrier Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC USD versus CNH VKO @ 7.300	CNH	7.300	02/14/2025	130,000	$14	$65

MBC	Call - OTC USD versus CNH VKO @ 7.375		7.375	02/14/2025	140,000	14	48

SCX	Call - OTC USD versus CNH VKO @ 7.300		7.300	02/14/2025	70,000	7	35

						$35	$148

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC USD versus CNH	CNH	7.400	01/23/2025	80	$11	$21

CBK	Call - OTC USD versus CNH		7.450	02/14/2025	80	12	17

GLM	Call - OTC USD versus CNH		7.300	05/15/2025	600	7	9

MBC	Call - OTC USD versus CNH		7.300	05/13/2025	4,800	53	78

						$83	$125

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.930%	06/23/2025	2,000	$ 72	$84

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	30,900	43	34
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/20/2025	28,000	31	22

BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	500	18	23

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.065	06/24/2025	1,900	57	62
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.960	06/25/2025	2,600	90	104
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	600	25	27

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.420	05/13/2025	4,000	21	19

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	700	1	1

							$ 358	$376

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	1,100	$83	$519

Total Purchased Options						$559	$1,168

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	23

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus CNH	CNH	7.078	05/15/2025	600	$(7)	$(3)

MBC	Put - OTC USD versus CNH		7.200	01/17/2025	1,935	(13)	(2)
	Put - OTC USD versus CNH		7.078	05/13/2025	4,800	(53)	(26)

SCX	Put - OTC USD versus CNH		7.200	01/17/2025	2,608	(21)	(2)

						$(94)	$(33)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.250%	06/23/2025	7,700	$(73)	$(65)

BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,100	(83)	(380)

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	1,900	(18)	(19)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/24/2025	7,300	(57)	(46)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.280	06/25/2025	1,900	(19)	(15)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	06/25/2025	8,100	(71)	(63)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	2,300	(25)	(24)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	800	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	800	(2)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	1,400	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	1,400	(5)	(3)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	400	(1)	(4)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	1,000	(2)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	1,000	(2)	(13)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	2,000	(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	2,000	(6)	(17)

							$(378)	$(664)

Total Written Options							$(472)	$(697)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.380%	$1,000	$(33)	$5	$0	$(28)

MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.380	1,100	(36)	5	0	(31)

							$(69)	$10	$0	$(59)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.104%	$900	$(22)	$26	$4	$0

CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.741	4,500	(23)	52	29	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.104	600	(14)	17	3	0

							$(59)	$95	$36	$0

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$4,030	JPY	595,700	$(17)	$8	$0	$(9)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	4,700		690,200	(16)	8	0	(8)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	18,604		2,724,300	171	30	201	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	4,704		689,300	(7)	8	1	0

BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.590% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	3,447		482,600	177	7	184	0

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	3,992		588,800	(9)	8	0	(1)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	8,948		1,246,500	484	18	502	0

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	7,609		1,060,000	457	15	472	0

								$1,240	$102	$1,360	$(18)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	3-Month MYR-KLIBOR	3.750%	Quarterly	09/18/2034	MYR	3,150	$(9)	$7	$0	$(2)

GST	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		10,040	64	(74)	0	(10)

JPM	Receive	3-Month MYR-KLIBOR(2)	3.750	Quarterly	03/19/2035		1,160	1	(1)	0	0

MYR	Pay	3-Month MYR-KLIBOR(2)	3.500	Quarterly	03/19/2030		12,960	(8)	2	0	(6)
SCX	Pay	3-Month MYR-KLIBOR(2)	3.500	Quarterly	03/19/2030		2,030	(1)	0	0	(1)

								$47	$(66)	$0	$(19)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	25

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173232	Maturity	06/20/2025	$12,120	$132	$186	$318	$0

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173232	Maturity	03/20/2025	8,080	103	228	331	0

								$235	$414	$649	$0

Total Swap Agreements								$1,394	$555	$2,045	$(96)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$15	$0	$0	$15	$(17)	$0	$0	$(17)	$(2)	$0	$(2)
BOA	449	84	0	533	(9)	(65)	0	(74)	459	(420)	39
BPS	428	596	520	1,544	(209)	(380)	(19)	(608)	936	(800)	136
BRC	1,361	88	188	1,637	(25)	(19)	0	(44)	1,593	(1,270)	323
BSH	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
CBK	602	17	534	1,153	(156)	0	(1)	(157)	996	(450)	546
DUB	481	193	0	674	(32)	(148)	0	(180)	494	(270)	224
FAR	453	0	0	453	0	0	0	0	453	(380)	73
GLM	385	28	0	413	(36)	(21)	0	(57)	356	(260)	96
GST	0	0	472	472	0	0	(38)	(38)	434	0	434
IND	18	0	0	18	0	0	0	0	18	0	18
JPM	582	1	331	914	(158)	(17)	0	(175)	739	(622)	117
MBC	1,546	126	0	1,672	(288)	(28)	0	(316)	1,356	(1,220)	136
MYC	0	0	0	0	0	0	(31)	(31)	(31)	(20)	(51)
MYI	11	0	0	11	(13)	0	0	(13)	(2)	0	(2)
MYR	0	0	0	0	0	0	(6)	(6)	(6)	0	(6)
NGF	0	0	0	0	(2)	(17)	0	(19)	(19)	0	(19)
RYL	69	0	0	69	(7)	0	0	(7)	62	0	62
SCX	158	35	0	193	(38)	(2)	(1)	(41)	152	(20)	132
SOG	3	0	0	3	(8)	0	0	(8)	(5)	0	(5)
SSB	0	0	0	0	(17)	0	0	(17)	(17)	0	(17)
TOR	509	0	0	509	0	0	0	0	509	(500)	9
UAG	355	0	0	355	(12)	0	0	(12)	343	(340)	3

Total Over the Counter	$7,425	$1,168	$2,045	$10,638	$(1,028)	$(697)	$(96)	$(1,821)

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$381	$381
Swap Agreements	0	36	0	0	1,193	1,229

	$0	$36	$0	$0	$1,574	$1,610

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,425	$0	$7,425
Purchased Options	0	0	0	273	895	1,168
Swap Agreements	0	36	0	1,360	649	2,045

	$0	$36	$0	$9,058	$1,544	$10,638

	$0	$72	$0	$9,058	$3,118	$12,248

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$306	$306
Swap Agreements	0	12	0	0	372	384

	$0	$12	$0	$0	$678	$690

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,028	$0	$1,028
Written Options	0	0	0	33	664	697
Swap Agreements	0	59	0	18	19	96

	$0	$59	$0	$1,079	$683	$1,821

	$0	$71	$0	$1,079	$1,361	$2,511

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	27

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$60	$60
Futures	0	0	0	0	2,927	2,927
Swap Agreements	0	(146)	0	0	9,096	8,950

	$0	$(146)	$0	$0	$12,083	$11,937

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,663	$0	$10,663
Purchased Options	0	0	0	96	(86)	10
Written Options	0	0	0	36	670	706
Swap Agreements	0	30	0	(785)	(1,173)	(1,928)

	$0	$30	$0	$10,010	$(589)	$9,451

	$0	$(116)	$0	$10,010	$11,494	$21,388

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,704	$3,704
Swap Agreements	0	238	0	0	(12,965)	(12,727)

	$0	$238	$0	$0	$(9,261)	$(9,023)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,778	$0	$11,778
Purchased Options	0	0	0	156	103	259
Written Options	0	0	0	100	408	508
Swap Agreements	0	64	0	87	1,841	1,992

	$0	$64	$0	$12,121	$2,352	$14,537

	$0	$302	$0	$12,121	$(6,909)	$5,514

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$175	$0	$175
Australia
Sovereign Issues	0	5,571	0	5,571
Belgium
Corporate Bonds & Notes	0	814	0	814
Canada
Corporate Bonds & Notes	0	2,683	0	2,683
Non-Agency Mortgage-Backed Securities	0	829	0	829
Sovereign Issues	0	33,272	0	33,272
Cayman Islands
Asset-Backed Securities	0	24,944	0	24,944
Corporate Bonds & Notes	0	495	0	495
Sovereign Issues	0	404	0	404
Chile
Sovereign Issues	$0	$595	$0	$595
China
Sovereign Issues	0	6,703	0	6,703
Denmark
Corporate Bonds & Notes	0	984	0	984
France
Corporate Bonds & Notes	0	2,009	0	2,009
Sovereign Issues	0	7,753	0	7,753
Germany
Corporate Bonds & Notes	0	3,586	0	3,586
Sovereign Issues	0	1,661	0	1,661
Hungary
Sovereign Issues	0	919	0	919

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Ireland
Asset-Backed Securities	$0	$15,854	$0	$15,854
Corporate Bonds & Notes	0	1,131	0	1,131
Israel
Sovereign Issues	0	2,697	0	2,697
Italy
Corporate Bonds & Notes	0	2,502	0	2,502
Sovereign Issues	0	1,418	0	1,418
Japan
Corporate Bonds & Notes	0	2,492	0	2,492
Sovereign Issues	0	34,531	0	34,531
Jersey, Channel Islands
Asset-Backed Securities	0	788	0	788
Malaysia
Corporate Bonds & Notes	0	607	0	607
Sovereign Issues	0	8,848	0	8,848
Multinational
Corporate Bonds & Notes	0	1,061	0	1,061
Netherlands
Corporate Bonds & Notes	0	2,601	0	2,601
New Zealand
Sovereign Issues	0	192	0	192
Peru
Corporate Bonds & Notes	0	523	0	523
Sovereign Issues	0	5,689	0	5,689
Poland
Sovereign Issues	0	2,353	0	2,353
Qatar
Corporate Bonds & Notes	0	253	0	253

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Republic of Korea
Sovereign Issues	0	863	0	863
Romania
Sovereign Issues	0	6,368	0	6,368
Saudi Arabia
Sovereign Issues	0	8,234	0	8,234
Serbia
Sovereign Issues	0	1,084	0	1,084
Singapore
Sovereign Issues	0	3,427	0	3,427
South Africa
Sovereign Issues	0	3,951	0	3,951
South Korea
Sovereign Issues	0	15,502	0	15,502
Spain
Corporate Bonds & Notes	0	1,014	0	1,014
Sovereign Issues	0	5,593	0	5,593
Supranational
Corporate Bonds & Notes	0	9,164	0	9,164
Switzerland
Corporate Bonds & Notes	0	6,433	0	6,433
Thailand
Sovereign Issues	0	6,822	0	6,822
United Arab Emirates
Corporate Bonds & Notes	$0	$408	$0	$408
Sovereign Issues	0	1,671	0	1,671
United Kingdom
Corporate Bonds & Notes	0	15,770	0	15,770
Non-Agency Mortgage-Backed Securities	0	8,536	0	8,536
Sovereign Issues	0	6,688	0	6,688
United States
Asset-Backed Securities	0	17,709	0	17,709
Corporate Bonds & Notes	0	30,289	0	30,289
Loan Participations and Assignments	0	1,710	0	1,710
Municipal Bonds & Notes	0	858	0	858
Non-Agency Mortgage-Backed Securities	0	31,364	0	31,364

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
U.S. Government Agencies	0	252,579	0	252,579
U.S. Treasury Obligations	0	39,403	0	39,403
Short-Term Instruments
Repurchase Agreements	0	400	0	400
Hungary Treasury Bills	0	1,789	0	1,789
Japan Treasury Bills	0	4,700	0	4,700

	$0	$659,266	$0	$659,266

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,013	$0	$0	$1,013

Total Investments	$1,013	$659,266	$0	$660,279

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(149,624)	$0	$(149,624)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	310	1,300	0	1,610
Over the counter	0	10,638	0	10,638

	$310	$11,938	$0	$12,248

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(305)	(385)	0	(690)
Over the counter	0	(1,821)	0	(1,821)

	$(305)	$(2,206)	$0	$(2,511)

Total Financial Derivative Instruments	$5	$9,732	$0	$9,737

Totals	$1,018	$519,374	$0	$520,392

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	29

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio managers as a team. The financial information in the form of the portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

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obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

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Notes to Financial Statements	(Cont.)

Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Updates 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

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In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity

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Notes to Financial Statements	(Cont.)

securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities.

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Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs

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Notes to Financial Statements	(Cont.)

or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$17,582	$366,400	$(382,999)	$46	$(16)	$1,013	$810	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S.

Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a

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loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in

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Notes to Financial Statements	(Cont.)

CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home

Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in

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Notes to Financial Statements	(Cont.)

value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin

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included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Barrier Options (“Barrier Options”) are options, which may be written or purchased, with non-standard payout structures or other features Barrier Options are generally traded OTC. The Portfolio may invest in various types of Barrier Options including down-and-in, down-and-out and up-and-in options. Down-and-in and up-and-in options are similar to standard options, except that the option expires worthless to the purchaser of the option if the price of the underlying instrument does, or does not, reach a specific barrier price level prior to the option’s expiration date. Down-and-out options expire worthless to the purchaser of the option if the price of the underlying instrument reaches a specific barrier price level prior to the option’s expiration date.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally

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Notes to Financial Statements	(Cont.)

cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced

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obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest

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Notes to Financial Statements	(Cont.)

rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ”cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ”floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other

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similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified”.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured

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Notes to Financial Statements	(Cont.)

investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or

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lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the

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Notes to Financial Statements	(Cont.)

outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.50%	0.50%	0.50%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees

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of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$3,879,183	$3,823,337	$227,636	$183,310

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	49

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2024		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	2,197	$21,647	2,090	$19,980

Administrative Class	2,800	27,585	3,354	32,145

Advisor Class	1,221	12,024	533	5,084
Issued as reinvestment of distributions

Institutional Class	417	4,109	683	6,483

Administrative Class	323	3,186	446	4,231

Advisor Class	1,231	12,146	2,008	19,035
Cost of shares redeemed

Institutional Class	(4,767)	(46,862)	(2,470)	(23,826)

Administrative Class	(2,435)	(24,002)	(2,480)	(23,606)

Advisor Class	(5,116)	(50,447)	(5,521)	(52,533)

Net increase (decrease) resulting from Portfolio share transactions	(4,129)	$(40,614)	(1,357)	$(13,007)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 63% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	$8,027	$0	$(49,243)	$0	$(3,428)	$0	$0	$(44,644)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.

50	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, short positions, constructive sales, straddle loss deferrals, sale/buyback transactions, and interest accrued on defaulted securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	$3,428	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	$576,292	$22,674	$(72,238)	$(49,564)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, short positions, constructive sales, straddle loss deferrals, sale/buyback transactions, and interest accrued on defaulted securities.

For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2024			December 31, 2023

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	$19,441	$0	$0	$11,497	$6,918	$11,334

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	51

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2025

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

52	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

BSN	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

CHF	Swiss Franc	INR	Indian Rupee	RON	Romanian New Leu

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	SGD	Singapore Dollar

CZK	Czech Koruna	KWD	Kuwaiti Dinar	THB	Thai Baht

DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish New Lira

EUR	Euro	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar

GBP	British Pound	NOK	Norwegian Krone	USD (or $)	United States Dollar

HKD	Hong Kong Dollar	NZD	New Zealand Dollar	ZAR	South African Rand

HUF	Hungarian Forint

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SRFXON3	Swiss Overnight Rate Average (6PM)

CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	US0003M	ICE 3-Month USD LIBOR

CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

ALT	Alternate Loan Trust	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TELBOR	Tel Aviv Inter-Bank Offered Rate

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THOR	Thai Overnight Baht Repurchase Rate

DAC	Designated Activity Company

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	53

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0321	$0.0000	$0.0000	$0.0321

August 2024	$0.0302	$0.0000	$0.0000	$0.0302

September 2024	$0.0329	$0.0000	$0.0000	$0.0329

October 2024	$0.0317	$0.0000	$0.0000	$0.0317

November 2024	$0.0305	$0.0000	$0.0000	$0.0305

December 2024	$0.0352	$0.0000	$0.0000	$0.0352

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0309	$0.0000	$0.0000	$0.0309

August 2024	$0.0288	$0.0000	$0.0000	$0.0288

September 2024	$0.0318	$0.0000	$0.0000	$0.0318

October 2024	$0.0305	$0.0000	$0.0000	$0.0305

November 2024	$0.0293	$0.0000	$0.0000	$0.0293

December 2024	$0.0340	$0.0000	$0.0000	$0.0340

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0300	$0.0000	$0.0000	$0.0300

August 2024	$0.0279	$0.0000	$0.0000	$0.0279

September 2024	$0.0310	$0.0000	$0.0000	$0.0310

October 2024	$0.0296	$0.0000	$0.0000	$0.0296

November 2024	$0.0284	$0.0000	$0.0000	$0.0284

December 2024	$0.0331	$0.0000	$0.0000	$0.0331

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

54	PIMCO VARIABLE INSURANCE TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2024 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gains (000s†)	163(j) Interest Dividends (000s†)

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	0%	0%	$13,840	$0	$14,999

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	0%

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	55

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

56	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal — Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	949,229,696.72	37,613,000.38

Kimberley G. Stafford†	952,414,717.16	34,427,979.95

Michael J. Berchtold	950,347,922.59	36,494,774.51

Jennifer Holden Dunbar	951,845,039.31	34,997,657.79

Kym M. Hubbard	950,843,616.44	35,999,080.66

Gary F. Kennedy	947,019,229.39	39,823,467.72

Anne K. Kratky	951,478,646.42	35,364,050.69

Steven Lipiner	949,338,055.21	37,504,641.90

Peter B. McCarthy	946,730,272.43	40,112,424.68

Ronald C. Parker	946,733,280.95	40,109,416.16

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	57

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2025.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including

58	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”). The Board also noted that the Broadridge

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the five-year period ended March 31, 2024, and underperformed their respective performance indexes over the three- and ten-year periods ended March 31, 2024, and that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their performance index since inception for the period ended March 31, 2024. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any

Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and

60	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent

62	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	63

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITINTLUSDFSTMAR_123124

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2024

PIMCO International Bond Portfolio (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO International Bond Portfolio (Unhedged)

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO International Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the ”Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Portfolio may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an

2	PIMCO VARIABLE INSURANCE TRUST

average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO International Bond Portfolio (Unhedged)	04/30/08	04/30/12	04/30/08	03/31/09	Non-diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the PIMCO International Bond Portfolio (Unhedged)	(Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights	PIMCO International Bond Portfolio (Unhedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

12/31/2024	$7.57	$0.23	$(0.47)	$(0.24)	$(0.02)	$0.00	$(0.24)	$(0.26)

12/31/2023	7.31	0.18	0.27	0.45	0.00	0.00	(0.19)	(0.19)

12/31/2022	9.17	0.15	(1.87)	(1.72)	(0.07)	0.00	(0.07)	(0.14)

12/31/2021	10.53	0.15	(0.89)	(0.74)	(0.57)	(0.02)	(0.03)	(0.62)

12/31/2020	10.05	0.16	0.87	1.03	(0.55)	0.00	0.00	(0.55)
Administrative Class

12/31/2024	7.57	0.22	(0.47)	(0.25)	(0.01)	0.00	(0.24)	(0.25)

12/31/2023	7.31	0.17	0.27	0.44	0.00	0.00	(0.18)	(0.18)

12/31/2022	9.17	0.13	(1.87)	(1.74)	(0.05)	0.00	(0.07)	(0.12)

12/31/2021	10.53	0.13	(0.89)	(0.76)	(0.55)	(0.02)	(0.03)	(0.60)

12/31/2020	10.05	0.15	0.86	1.01	(0.53)	0.00	0.00	(0.53)
Advisor Class

12/31/2024	7.57	0.20	(0.46)	(0.26)	0.00	0.00	(0.24)	(0.24)

12/31/2023	7.31	0.16	0.28	0.44	0.00	0.00	(0.18)	(0.18)

12/31/2022	9.17	0.13	(1.87)	(1.74)	(0.05)	0.00	(0.07)	(0.12)

12/31/2021	10.53	0.13	(0.90)	(0.77)	(0.54)	(0.02)	(0.03)	(0.59)

12/31/2020	10.05	0.14	0.86	1.00	(0.52)	0.00	0.00	(0.52)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$7.07	(3.26)%	$48	0.83%	0.83%	0.75%	0.75%	3.09%	777%

7.57	6.37	50	1.03	1.03	0.75	0.75	2.52	707

7.31	(18.85)	47	0.84	0.84	0.75	0.75	1.86	469

9.17	(7.38)	78	0.76	0.76	0.75	0.75	1.60	382

10.53	10.93	12	0.83	0.83	0.75	0.75	1.68	514

7.07	(3.40)	7,888	0.98	0.98	0.90	0.90	2.94	777

7.57	6.21	9,563	1.18	1.18	0.90	0.90	2.36	707

7.31	(18.98)	8,903	0.99	0.99	0.90	0.90	1.71	469

9.17	(7.52)	9,533	0.91	0.91	0.90	0.90	1.38	382

10.53	10.77	10,504	0.98	0.98	0.90	0.90	1.54	514

7.07	(3.50)	15,866	1.08	1.08	1.00	1.00	2.74	777

7.57	6.11	15,113	1.28	1.28	1.00	1.00	2.26	707

7.31	(19.06)	15,562	1.09	1.09	1.00	1.00	1.61	469

9.17	(7.61)	21,031	1.01	1.01	1.00	1.00	1.29	382

10.53	10.66	20,408	1.08	1.08	1.00	1.00	1.43	514

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Statement of Assets and Liabilities	PIMCO International Bond Portfolio (Unhedged)	December 31, 2024

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$29,653
Investments in Affiliates	1,053
Financial Derivative Instruments
Exchange-traded or centrally cleared	69
Over the counter	1,227
Cash	286
Deposits with counterparty	959
Foreign currency, at value	212
Receivable for investments sold	2,306
Receivable for TBA investments sold	44,370
Receivable for Portfolio shares sold	10
Interest and/or dividends receivable	153
Dividends receivable from Affiliates	4
Total Assets	80,302

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$478
Payable for sale-buyback transactions	105
Payable for short sales	3,792
Financial Derivative Instruments
Exchange-traded or centrally cleared	28
Over the counter	932
Payable for investments purchased	2,279
Payable for investments in Affiliates purchased	4
Payable for TBA investments purchased	48,025
Deposits from counterparty	531
Payable for Portfolio shares redeemed	296
Accrued investment advisory fees	8
Accrued supervisory and administrative fees	15
Accrued distribution fees	6
Accrued servicing fees	1
Total Liabilities	56,500

Commitments and Contingent Liabilities^

Net Assets	$23,802

Net Assets Consist of:

Paid in capital	$27,597
Distributable earnings (accumulated loss)	(3,795)

Net Assets	$23,802

Net Assets:

Institutional Class	$48
Administrative Class	7,888
Advisor Class	15,866

Shares Issued and Outstanding:

Institutional Class	7
Administrative Class	1,116
Advisor Class	2,245

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.07
Administrative Class	7.07
Advisor Class	7.07

Cost of investments in securities	$31,150
Cost of investments in Affiliates	$1,053
Cost of foreign currency held	$213
Proceeds received on short sales	$3,827
Cost or premiums of financial derivative instruments, net	$243

* Includes repurchase agreements of:	$123

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO International Bond Portfolio (Unhedged)

Year Ended December 31, 2024
(Amounts in thousands†)

Investment Income:

Interest	$1,001
Dividends from Investments in Affiliates	77
Total Income	1,078

Expenses:

Investment advisory fees	70
Supervisory and administrative fees	140
Distribution and/or servicing fees - Administrative Class	13
Distribution and/or servicing fees - Advisor Class	48
Trustee fees	1
Interest expense	22
Total Expenses	294

Net Investment Income (Loss)	784

Net Realized Gain (Loss):

Investments in securities	(1,609)
Exchange-traded or centrally cleared financial derivative instruments	445
Over the counter financial derivative instruments	(1,731)
Foreign currency	165

Net Realized Gain (Loss)	(2,730)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(40)
Exchange-traded or centrally cleared financial derivative instruments	(208)
Over the counter financial derivative instruments	137
Foreign currency assets and liabilities	12

Net Change in Unrealized Appreciation (Depreciation)	(99)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,045)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Statements of Changes in Net Assets	PIMCO International Bond Portfolio (Unhedged)

(Amounts in thousands†)	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$784	$543

Net realized gain (loss)	(2,730)	(723)

Net change in unrealized appreciation (depreciation)	(99)	1,666

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,045)	1,486

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	0	0
Administrative Class	0	0
Advisor Class	0	0

Tax basis return of capital
Institutional Class	(2)	(1)
Administrative Class	(291)	(214)
Advisor Class	(608)	(368)

Total Distributions(a)	(901)	(583)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	2,022	(689)

Total Increase (Decrease) in Net Assets	(924)	214

Net Assets:

Beginning of year	24,726	24,512
End of year	$23,802	$24,726

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	December 31, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.6%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$7	$5
4.125% due 07/09/2035 þ		5	3

Total Argentina (Cost $6)			8

AUSTRALIA 2.0%

SOVEREIGN ISSUES 2.0%

Australian Capital Territory
4.750% due 10/23/2030	AUD	200	125

New South Wales Treasury Corp.
1.750% due 03/20/2034		200	94

Treasury Corp. of Victoria
2.250% due 09/15/2033		500	250

Total Australia (Cost $484)			469

BRAZIL 2.6%

SOVEREIGN ISSUES 2.6%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (c)	BRL	1,200	189
0.000% due 10/01/2025 (c)		2,900	423

Total Brazil (Cost $674)			612

CANADA 5.3%

CORPORATE BONDS & NOTES 0.4%

Toronto-Dominion Bank
4.814% due 07/16/2027		$100	100

SOVEREIGN ISSUES 4.9%

Canada Government Bond
2.750% due 12/01/2033	CAD	100	70
4.000% due 03/01/2029		100	73

Province of British Columbia
4.150% due 06/18/2034		100	71

Province of Ontario
3.650% due 06/02/2033		800	555

Province of Quebec
3.600% due 09/01/2033		500	345

PSP Capital, Inc.
4.500% due 09/05/2031	AUD	100	61

			1,175

Total Canada (Cost $1,298)			1,275

CAYMAN ISLANDS 3.5%

ASSET-BACKED SECURITIES 3.5%

Arbor Realty Commercial Real Estate Notes Ltd.
6.048% due 01/15/2037 •		$72	72

AREIT Trust
5.576% due 11/17/2038 •		11	11

BDS Ltd.
5.840% due 12/16/2036 •		64	64

Brightspire Capital Ltd.
5.631% due 08/19/2038 •		63	62

GPMT Ltd.
5.821% due 12/15/2036 •		62	61

LoanCore Issuer Ltd.
5.812% due 11/15/2038 •		46	46
6.148% due 01/17/2037 •		87	88

MF1 Ltd.
5.570% due 10/16/2036 •		72	71
5.590% due 07/16/2036 •		43	43

Starwood Commercial Mortgage Trust
5.690% due 04/18/2038 •		65	65

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Starwood Mortgage Trust
5.948% due 11/15/2038 •		$85	$86

TCI-Symphony CLO Ltd.
5.938% due 10/13/2032 •		71	71

TPG Real Estate Finance Issuer Ltd.
6.032% due 02/15/2039 •		97	98

Total Cayman Islands (Cost $837)			838

CHINA 1.2%

SOVEREIGN ISSUES 1.2%

China Government International Bond
3.190% due 04/15/2053	CNY	1,000	172
3.720% due 04/12/2051		600	111

Total China (Cost $261)			283

DENMARK 0.2%

CORPORATE BONDS & NOTES 0.2%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	2	0

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		92	11

Nykredit Realkredit AS
1.500% due 10/01/2052		99	11

Realkredit Danmark AS
1.500% due 10/01/2053		184	21

Total Denmark (Cost $57)			43

FRANCE 1.8%

CORPORATE BONDS & NOTES 0.4%

BNP Paribas SA
4.095% due 02/13/2034	EUR	100	107

SOVEREIGN ISSUES 1.4%

France Government International Bond
0.500% due 05/25/2072		50	18
0.750% due 05/25/2052		400	210
3.250% due 05/25/2045		100	99

			327

Total France (Cost $560)			434

GERMANY 1.3%

CORPORATE BONDS & NOTES 1.3%

Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	100	96
1.875% due 02/23/2028 •		100	101

Volkswagen Leasing GmbH
3.875% due 10/11/2028		100	105

Total Germany (Cost $347)			302

IRELAND 0.8%

ASSET-BACKED SECURITIES 0.8%

Man GLG Euro CLO DAC
3.576% due 12/15/2031 •	EUR	191	198

Total Ireland (Cost $228)			198

ISRAEL 1.1%

SOVEREIGN ISSUES 1.1%

Israel Government International Bond
2.000% due 03/31/2027	ILS	200	52
6.500% due 11/06/2031		$200	209

Total Israel (Cost $273)			261

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ITALY 1.8%

SOVEREIGN ISSUES 1.8%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$200	$201

Italy Buoni Poliennali Del Tesoro
4.000% due 10/30/2031	EUR	100	110

Italy Government International Bond
6.000% due 08/04/2028	GBP	100	128

Total Italy (Cost $457)			439

JAPAN 5.8%

SOVEREIGN ISSUES 5.8%

Japan Government International Bond
0.100% due 01/01/2026	JPY	10,000	63
0.100% due 03/10/2028 (e)		40,795	270
0.300% due 06/20/2046		26,100	118
0.400% due 06/20/2029		20,000	125
0.700% due 12/20/2048		15,750	75
1.500% due 09/20/2043		20,000	121
1.800% due 09/20/2053		7,800	45
1.800% due 03/20/2054		6,200	36
1.900% due 06/20/2044		30,000	192
2.200% due 06/20/2054		24,000	151
2.200% due 03/20/2064		30,000	175

Total Japan (Cost $1,701)			1,371

MALAYSIA 1.3%

SOVEREIGN ISSUES 1.3%

Malaysia Government International Bond
2.632% due 04/15/2031	MYR	200	42
3.519% due 04/20/2028		740	165
4.054% due 04/18/2039		400	91

Total Malaysia (Cost $292)			298

PERU 1.2%

SOVEREIGN ISSUES 1.2%

Peru Government International Bond
6.950% due 08/12/2031	PEN	600	168
7.300% due 08/12/2033		400	113

Total Peru (Cost $285)			281

POLAND 0.6%

SOVEREIGN ISSUES 0.6%

Poland Government International Bond
3.625% due 01/11/2034	EUR	130	137

Total Poland (Cost $149)			137

ROMANIA 0.9%

SOVEREIGN ISSUES 0.9%

Romania Government International Bond
2.750% due 04/14/2041	EUR	15	10
5.250% due 05/30/2032		100	101
6.375% due 09/18/2033		100	108

Total Romania (Cost $246)			219

SAUDI ARABIA 1.6%

SOVEREIGN ISSUES 1.6%

Saudi Government International Bond
4.750% due 01/16/2030		$200	196
4.875% due 07/18/2033		200	194

Total Saudi Arabia (Cost $397)			390

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SERBIA 0.4%

SOVEREIGN ISSUES 0.4%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	$93

Total Serbia (Cost $116)			93

SINGAPORE 0.3%

SOVEREIGN ISSUES 0.3%

Singapore Government International Bond
3.250% due 06/01/2054	SGD	100	80

Total Singapore (Cost $74)			80

SOUTH AFRICA 1.1%

SOVEREIGN ISSUES 1.1%

South Africa Government International Bond
8.875% due 02/28/2035	ZAR	4,100	198
8.000% due 01/31/2030		1,100	56

Total South Africa (Cost $279)			254

SOUTH KOREA 2.1%

SOVEREIGN ISSUES 2.1%

Korea Government International Bond
2.625% due 06/10/2028	KRW	324,600	219
3.250% due 03/10/2053		105,440	78
3.250% due 06/10/2033		170,430	117
4.250% due 12/10/2032		130,060	96

Total South Korea (Cost $536)			510

SPAIN 1.5%

CORPORATE BONDS & NOTES 0.5%

CaixaBank SA
5.375% due 11/14/2030 •	EUR	100	114

SOVEREIGN ISSUES 1.0%

Spain Government International Bond
1.450% due 10/31/2071		50	27
3.450% due 07/30/2066		98	95
3.900% due 07/30/2039		100	110

			232

Total Spain (Cost $374)			346

SUPRANATIONAL 0.9%

CORPORATE BONDS & NOTES 0.9%

European Union
2.875% due 10/05/2029	EUR	200	211

Total Supranational (Cost $214)			211

SWITZERLAND 0.5%

CORPORATE BONDS & NOTES 0.5%

UBS Group AG
7.750% due 03/01/2029 •	EUR	100	118

Total Switzerland (Cost $112)			118

THAILAND 1.5%

SOVEREIGN ISSUES 1.5%

Thailand Government International Bond
2.500% due 11/17/2029	THB	11,680	349

Total Thailand (Cost $348)			349

UNITED KINGDOM 3.0%

CORPORATE BONDS & NOTES 0.4%

Lloyds Banking Group PLC
3.875% due 05/14/2032 •	EUR	100	106

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%

Mansard Mortgages PLC
5.496% due 12/15/2049 •	GBP	25	$31

Newgate Funding PLC
5.847% due 12/15/2050 •		67	82

Ripon Mortgages PLC
5.427% due 08/28/2056 •		112	140

RMAC Securities PLC
3.022% due 06/12/2044 •	EUR	46	46
5.016% due 06/12/2044 •	GBP	53	66

			365

SOVEREIGN ISSUES 1.1%

United Kingdom Gilt
1.250% due 07/31/2051	GBP	100	56
3.250% due 01/22/2044		150	146
4.375% due 07/31/2054		50	56

			258

Total United Kingdom (Cost $860)			729

UNITED STATES 56.4%

ASSET-BACKED SECURITIES 3.3%

Citigroup Mortgage Loan Trust
4.843% due 06/25/2037 •		$69	69

Countrywide Asset-Backed Certificates Trust
4.593% due 07/25/2037 •		12	11
4.893% due 06/25/2047 •		144	138
4.933% due 04/25/2037 •		27	22
5.113% due 08/25/2035 •		44	43

LCCM Trust
5.712% due 12/13/2038 •		10	10

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.083% due 02/25/2036 •		86	79

PRET LLC
4.843% due 09/25/2051 þ		60	60

Renaissance Home Equity Loan Trust
7.003% due 12/25/2032 •		15	13

Saxon Asset Securities Trust
6.203% due 12/25/2037 •		45	38

SG Mortgage Securities Trust
4.603% due 10/25/2036 •		90	83

SMB Private Education Loan Trust
1.290% due 07/15/2053		30	28
6.048% due 02/16/2055 •		59	59

Structured Asset Investment Loan Trust
6.178% due 10/25/2034 •		116	123

Terwin Mortgage Trust
5.393% due 11/25/2033 •		1	1

			777

CORPORATE BONDS & NOTES 6.6%

Bank of America Corp.
1.898% due 07/23/2031 •		100	84

Broadcom, Inc.
3.137% due 11/15/2035		50	41

Citigroup, Inc.
5.449% due 06/11/2035 •		100	99

Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		100	96
5.727% due 04/25/2030 •		100	102

JPMorgan Chase & Co.
5.336% due 01/23/2035 •		100	99
6.087% due 10/23/2029 •		100	104

Kraft Heinz Foods Co.
3.500% due 03/15/2029	EUR	150	159

Morgan Stanley
3.790% due 03/21/2030 •		100	106
5.173% due 01/16/2030 •		$100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	$100	$94

Philip Morris International, Inc.
4.875% due 02/13/2029	50	50

Santander Holdings USA, Inc.
6.124% due 05/31/2027 •	100	102

T-Mobile USA, Inc.
5.150% due 04/15/2034	75	74

UnitedHealth Group, Inc.
5.000% due 04/15/2034	75	73

Wells Fargo & Co.
5.211% due 12/03/2035 •	100	97
5.557% due 07/25/2034 •	100	100

		1,580

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Charter Communications Operating LLC
6.781% due 12/15/2031 ~	92	92

MUNICIPAL BONDS & NOTES 0.2%

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	46	46

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%

Bear Stearns ALT-A Trust
4.787% due 11/25/2036 ~	48	25

BIG Commercial Mortgage Trust
5.739% due 02/15/2039 •	91	91

Chase Mortgage Finance Trust
5.300% due 07/25/2037 ~	1	1

Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 ~	80	67
6.849% due 09/25/2035 •	1	1

Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ~	107	50

Countrywide Alternative Loan Trust
5.153% due 05/25/2036 •	173	72

Countrywide Home Loan Mortgage Pass-Through Trust
6.500% due 11/25/2047	46	23

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.833% due 08/25/2047 •	71	59

DROP Mortgage Trust
5.661% due 10/15/2043 •	100	95

Extended Stay America Trust
5.591% due 07/15/2038 •	88	88

First Horizon Mortgage Pass-Through Trust
5.164% due 05/25/2037 ~	9	4

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~	86	72

GSR Mortgage Loan Trust
5.046% due 11/25/2035 ~	7	7

HarborView Mortgage Loan Trust
5.041% due 02/19/2036 •	120	53

Impac CMB Trust
5.173% due 10/25/2034 •	8	7

IndyMac INDX Mortgage Loan Trust
4.933% due 07/25/2035 •	7	6

JP Morgan Alternative Loan Trust
5.812% due 12/25/2035 ~	25	18

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	154	128
3.000% due 03/25/2052 ~	82	69
3.000% due 05/25/2052 ~	156	130
5.624% due 02/25/2036 ~	5	3

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.372% due 08/15/2032 •	5	4

Merrill Lynch Mortgage Investors Trust
5.485% due 02/25/2035 ~	2	2

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	$34	$33
2.750% due 11/25/2059 ~	37	35

Structured Asset Securities Corp.
4.733% due 01/25/2036 •	11	9

Thornburg Mortgage Securities Trust
6.176% due 06/25/2047 •	2	2

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	28	26
2.900% due 10/25/2059 ~	96	92
5.453% due 05/25/2058 •	15	15

WaMu Mortgage Pass-Through Certificates Trust
4.398% due 09/25/2036 ~	5	4
5.076% due 03/25/2035 ~	13	13
6.013% due 03/25/2034 ~	15	15

		1,319

U.S. GOVERNMENT AGENCIES 33.7%

Fannie Mae
3.000% due 04/01/2027	43	42
3.500% due 01/01/2059	39	35

Freddie Mac
1.602% due 01/15/2038 ~(a)	11	1
5.312% due 12/15/2037 •	1	1
5.319% due 01/15/2038 •	11	11

Ginnie Mae
3.000% due 04/20/2052	146	127

Ginnie Mae, TBA
2.500% due 01/01/2055	100	83
3.000% due 02/01/2055	695	603

Uniform Mortgage-Backed Security
2.500% due 01/01/2052	86	70
3.000% due 10/01/2049	64	55
3.500% due 10/01/2039 - 07/01/2050	37	33
4.000% due 06/01/2050	26	24
4.500% due 08/01/2052	96	91

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055		$300	$255
4.500% due 03/01/2055		1,400	1,316
6.000% due 02/01/2055		2,100	2,108
6.500% due 02/01/2055		3,100	3,161

			8,016

U.S. TREASURY OBLIGATIONS 6.7%

U.S. Treasury Bonds
2.375% due 11/15/2049		175	111
4.125% due 08/15/2044		250	227

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025		183	182
0.500% due 01/15/2028 (g)		371	355
1.375% due 07/15/2033		33	31
2.375% due 10/15/2028 (g)		103	105
2.500% due 01/15/2029 (j)		147	150
3.375% due 04/15/2032		178	192

U.S. Treasury Notes
3.500% due 02/15/2033		100	93
4.000% due 02/29/2028		50	49
4.000% due 02/15/2034		100	96

			1,591

Total United States (Cost $13,761)			13,421

SHORT-TERM INSTRUMENTS 23.9%

REPURCHASE AGREEMENTS (f) 0.5%
			123

HUNGARY TREASURY BILLS 0.4%
6.589% due 01/02/2025 (c)(d)	HUF	38,000	96

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 23.0%
0.038% due 01/14/2025 - 06/20/2025 (b)(c)	JPY	860,000	$5,465

Total Short-Term Instruments (Cost $5,924)			5,684

Total Investments in Securities (Cost $31,150)			29,653

		SHARES
INVESTMENTS IN AFFILIATES 4.4%

SHORT-TERM INSTRUMENTS 4.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%

PIMCO Short-Term Floating NAV Portfolio III		108,153	1,053

Total Short-Term Instruments (Cost $1,053)			1,053

Total Investments in Affiliates (Cost $1,053)			1,053

Total Investments 129.0% (Cost $32,203)			$30,706

Financial Derivative Instruments (h)(i) 1.4% (Cost or Premiums, net $243)			336

Other Assets and Liabilities, net (30.4)%			(7,240)

Net Assets 100.0%			$23,802

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	4.350%	12/27/2024	01/06/2025	$123	U.S. Treasury Inflation Protected Securities 0.500% due 01/15/2028	$(123)	$123	$123

Total Repurchase Agreements						$(123)	$123	$123

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	4.580%	12/19/2024	01/06/2025	$(477)	$(478)

Total Reverse Repurchase Agreements					$(478)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
BPG	4.580%	12/19/2024	01/06/2025	$(105)	$(105)

Total Sale-Buyback Transactions					$(105)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (15.9)%
U.S. Government Agencies (15.9)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2040	$600	$(532)	$(530)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2055	2,400	(1,894)	(1,868)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2055	250	(206)	(204)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2055	200	(176)	(177)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2055	60	(56)	(55)
Uniform Mortgage-Backed Security, TBA	5.000	02/01/2055	60	(59)	(58)
Uniform Mortgage-Backed Security, TBA	5.500	02/01/2055	200	(200)	(197)
Uniform Mortgage-Backed Security, TBA	6.000	02/01/2055	700	(704)	(703)

Total Short Sales (15.9)%				$(3,827)	$(3,792)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$123	$0	$0	$123	$(123)	$0
BSN	0	(478)	0	(478)	477	(1)

Master Securities Forward Transaction Agreement
BPG	0	0	(105)	(105)	105	(0)

Total Borrowings and Other Financing Transactions	$123	$(478)	$(105)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(478)	$0	$0	$(478)

Total	$0	$(478)	$0	$0	$(478)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(105)	0	0	(105)

Total	$0	$(105)	$0	$0	$(105)

Total Borrowings	$0	$(583)	$0	$0	$(583)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(583)

(g)	Securities with an aggregate market value of $582 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(382) at a weighted average interest rate of 5.011%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BTP March Futures	03/2025	15	$1,864	$(34)	$2	$0
Euro-Buxl 30-Year Bond March Futures	03/2025	1	137	(7)	2	0
Euro-Oat March Futures	03/2025	1	128	(3)	0	0
Euro-Schatz March Futures	03/2025	6	665	(2)	0	0
Long Gilt March Futures	03/2025	4	463	(11)	3	0
U.S. Treasury 2-Year Note March Futures	03/2025	3	617	0	0	0

				$(57)	$7	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond March Futures	03/2025	4	$(263)	$1	$0	$(1)
Australia Government 10-Year Bond March Futures	03/2025	9	(629)	8	4	(4)
Euro-Bobl March Futures	03/2025	10	(1,221)	9	0	(2)
Euro-Bund March Futures	03/2025	4	(553)	15	0	(2)
U.S. Treasury 5-Year Note March Futures	03/2025	1	(106)	1	0	0
U.S. Treasury 10-Year Note March Futures	03/2025	4	(435)	4	1	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	3	(357)	11	1	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	3	(334)	5	1	0

				$54	$7	$(9)

Total Futures Contracts				$(3)	$14	$(9)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.305%	EUR	200	$1	$0	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$	1,900	$(11)	$(4)	$(15)	$0	$(1)
iTraxx Europe Main 42 10-Year Index	(1.000)	Quarterly	12/20/2034	EUR	400	(1)	0	(1)	1	0
iTraxx Europe Main 42 5-Year Index	(1.000)	Quarterly	12/20/2029		600	(13)	1	(12)	0	0

						$(25)	$(3)	$(28)	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$	7,700	$168	$7	$175	$2	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	2,050	$15	$(22)	$(7)	$1	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		700	(2)	(16)	(18)	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		2,004	29	(42)	(13)	6	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		335	0	(12)	(12)	2	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		200	3	18	21	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		80	5	3	8	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/17/2025	JPY	50,000	1	(2)	(1)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	12/18/2026		180,000	(2)	(3)	(5)	0	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027		110,000	(1)	0	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		25,470	1	0	1	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		39,000	0	2	2	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		22,000	(8)	0	(8)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		30,000	(6)	(4)	(10)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	09/15/2032		8,000	0	(2)	(2)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		80,000	0	(1)	(1)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		90,000	6	(9)	(3)	0	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		115,000	5	1	6	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		50,000	(21)	(10)	(31)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/18/2054		5,000	(1)	(2)	(3)	0	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	03/19/2055		10,000	5	1	6	0	0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	03/19/2027	SGD	300	0	0	0	0	(1)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029		1,050	(5)	2	(3)	0	(3)
Receive	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029	THB	24,510	(16)	(1)	(17)	0	0
Pay(6)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030		24,250	3	(2)	1	0	0
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		2,660	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$360	3	1	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		3,707	13	(15)	(2)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		200	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		430	6	(3)	3	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		200	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		700	0	16	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		200	1	11	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		3,550	12	12	24	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		5,700	(110)	(3)	(113)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		700	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		600	0	5	5	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.838	Annual	05/31/2029		2,700	0	19	19	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		200	(2)	(2)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		1,200	21	(37)	(16)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		1,200	48	7	55	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030		200	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030		500	0	(7)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031		300	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032		100	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		200	5	1	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,525	16	25	41	2	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		1,100	(70)	(3)	(73)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		25	7	3	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		460	59	(4)	55	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		200	(25)	25	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		325	1	24	25	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		850	(75)	(23)	(98)	0	(1)
Pay(6)	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	2,300	3	(21)	(18)	4	0
Pay(6)	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		400	0	(2)	(2)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	200	(5)	4	(1)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		100	0	0	0	0	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month CNY-CNREPOFIX	2.250%	Quarterly	09/18/2029	CNY	32,020	$80	$88	$167	$3	$0
Receive	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029		3,500	(19)	0	(18)	0	0
Pay(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	03/19/2030		7,200	3	2	5	1	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	600	5	0	5	1	0
Receive(6)	3-Month EUR-EURIBOR	2.259	Annual	01/31/2030		200	0	0	0	0	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		2,700	36	2	38	7	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		2,900	60	(20)	40	9	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		645	(24)	9	(15)	0	(3)
Pay	3-Month ILS-TELBOR	4.400	Annual	09/25/2029	ILS	300	0	2	2	0	0
Pay	3-Month ILS-TELBOR	4.180	Annual	10/01/2029		1,300	(1)	1	0	1	0
Receive	3-Month ILS-TELBOR	3.980	Annual	12/13/2029		400	0	1	1	0	0
Pay(6)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030	KRW	426,120	1	3	4	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	200	1	5	6	0	0
Pay(6)	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	1,400	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	300	(6)	(4)	(10)	0	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	800	0	(2)	(2)	0	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	1,020	9	9	18	2	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		100	(1)	(3)	(4)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		100	(1)	(3)	(4)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		100	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		100	0	4	4	0	0
Pay(6)	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		300	0	(3)	(3)	1	0
Pay(6)	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		400	0	(2)	(2)	1	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		600	0	(1)	(1)	1	0
Pay(6)	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		600	1	2	3	1	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		480	(8)	(5)	(13)	0	(1)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		280	3	(9)	(6)	1	0
Pay	CAONREPO	3.500	Annual	12/18/2025	CAD	200	0	1	1	0	0
Pay(6)	CAONREPO	3.898	Annual	06/19/2026		300	0	2	2	0	0
Pay(6)	CAONREPO	3.925	Annual	06/19/2026		600	0	5	5	0	0
Pay	CAONREPO	3.500	Semi-Annual	12/18/2026		1,025	11	(1)	10	1	0
Receive(6)	CAONREPO	2.750	Semi-Annual	03/19/2027		600	0	(1)	(1)	0	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2028		100	1	(2)	(1)	0	0
Pay	CAONREPO	2.500	Semi-Annual	06/19/2029		350	(12)	10	(2)	0	0
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029		400	0	2	2	0	0
Pay	CAONREPO	3.250	Semi-Annual	12/18/2029		100	2	0	2	0	0
Pay(6)	CAONREPO	2.500	Semi-Annual	03/19/2030		100	(1)	0	(1)	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		100	(2)	(1)	(3)	0	0
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		100	1	(1)	0	0	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		1,000	0	(15)	(15)	0	(1)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		100	0	(3)	(3)	0	0
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		200	0	0	0	0	0
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		200	2	(8)	(6)	0	0
Receive	CAONREPO	3.250	Semi-Annual	12/20/2033		200	2	(6)	(4)	0	0
Pay(6)	CAONREPO	2.750	Semi-Annual	03/19/2035		300	(3)	(1)	(4)	1	0
Pay	CAONREPO	1.750	Semi-Annual	12/16/2046		150	(30)	7	(23)	0	0
Pay	CAONREPO	3.250	Semi-Annual	12/18/2054		75	3	(1)	2	0	0

							$32	$34	$66	$52	$(18)

Total Swap Agreements							$176	$38	$214	$55	$(19)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$14	$55	$69	$0	$(9)	$(19)	$(28)

Cash of $959 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2025	CAD	21		$15	$0	$0
	01/2025		$2,675	JPY	410,000	0	(63)
	01/2025		188	NZD	319	0	(9)

BOA	01/2025	CNH	219		$30	0	0
	01/2025	GBP	75		95	2	0
	01/2025	INR	1,109		13	0	0
	01/2025	KRW	145,564		103	5	0
	01/2025	MYR	1,394		314	3	0
	01/2025	TWD	4,172		129	2	0
	01/2025		$140	CNH	1,021	0	(1)
	01/2025		43	CNY	307	0	0
	01/2025		4	IDR	65,452	0	0
	01/2025		1,283	JPY	195,592	0	(39)
	01/2025		157	MYR	705	1	0
	01/2025	ZAR	369		$20	1	0
	02/2025		$34	CNY	243	0	0

BPS	01/2025	CAD	600		$425	7	0
	01/2025	CNH	5,319		729	4	0
	01/2025	EUR	1	RON	3	0	0
	01/2025		922		$961	6	0
	01/2025	HUF	6,651		17	0	0
	01/2025	IDR	1,913,905		117	0	(1)
	01/2025	INR	1,027		12	0	0
	01/2025	JPY	78,000		497	1	(1)
	01/2025	KRW	25,509		18	1	0
	01/2025	MXN	202		10	0	0
	01/2025	PLN	115		28	0	0
	01/2025	TRY	2,278		63	0	(1)
	01/2025	TWD	1,735		55	2	0
	01/2025		$3,055	CNH	22,129	0	(39)
	01/2025		20	CNY	147	0	0
	01/2025		115	CZK	2,742	0	(2)
	01/2025		225	EUR	215	0	(2)
	01/2025		194	IDR	3,089,636	0	(3)
	01/2025		43	INR	3,642	0	(1)
	01/2025		252	KRW	359,236	0	(9)
	01/2025		79	PLN	322	0	(1)
	01/2025		33	TWD	1,081	0	0
	01/2025		29	ZAR	507	0	(2)
	02/2025	CNH	1,549		$212	1	0
	02/2025	TRY	742		20	0	0
	02/2025		$785	CNH	5,686	0	(9)
	02/2025		3	CNY	19	0	0
	02/2025		100	RON	475	0	(2)
	03/2025	KRW	24,492		$17	0	0
	03/2025		$117	IDR	1,919,707	1	0
	03/2025		12	INR	1,032	0	0
	03/2025		44	MXN	900	0	(1)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	BRL	500		$90	$10	$0
	04/2025	TWD	1,075		33	1	0
	05/2025		$1,023	CNH	7,424	0	(7)
	10/2025	BRL	2,200		$359	26	0

BRC	01/2025	AUD	63		39	0	0
	01/2025	CAD	30		21	1	0
	01/2025	EUR	1,037		1,091	16	0
	01/2025	IDR	275,932		17	0	0
	01/2025	JPY	450,000		3,112	250	0
	01/2025	KRW	16,033		11	0	0
	01/2025	MYR	447		100	0	0
	01/2025	NZD	26		15	0	0
	01/2025	RON	214	EUR	43	0	0
	01/2025	TRY	1,177		$33	0	0
	01/2025		$73	CAD	105	0	0
	01/2025		105	EUR	101	0	0
	01/2025		2,379	GBP	1,889	0	(13)
	01/2025		61	IDR	964,289	0	(2)
	01/2025		1,213	JPY	181,251	0	(61)
	01/2025		141	MYR	622	0	(2)
	01/2025		160	TRY	6,005	7	0
	01/2025		34	TWD	1,109	0	0
	01/2025	ZAR	2,061		$113	4	0
	02/2025	EUR	21	RON	105	0	0
	02/2025	JPY	480,000		$3,201	140	0
	02/2025	RON	301	EUR	60	0	0
	02/2025	THB	377		$11	0	0
	02/2025		$183	JPY	28,612	0	0
	02/2025		226	TRY	8,504	5	0
	03/2025	ILS	19		$5	0	0
	03/2025		$23	TRY	891	0	0
	04/2025	JPY	9,000		$61	4	0
	05/2025		10,000		68	4	0

BSH	02/2025	PEN	653		174	0	0
	04/2025		30		8	0	0

CBK	01/2025	CNH	283		39	1	0
	01/2025	EUR	102		107	2	0
	01/2025	GBP	103		129	0	0
	01/2025	HUF	5,615		14	0	0
	01/2025	IDR	2,655,452		164	0	0
	01/2025	INR	16,572		194	1	0
	01/2025	KRW	184,335		132	7	0
	01/2025	TWD	7,112		223	7	0
	01/2025		$67	CAD	97	0	0
	01/2025		59	CNH	432	0	(1)
	01/2025		57	CNY	409	0	0
	01/2025		157	IDR	2,487,519	0	(3)
	01/2025		224	INR	18,910	0	(3)
	01/2025		258	KRW	372,443	0	(6)
	02/2025	CNH	15,330		$2,100	9	0
	02/2025		$235	CNY	1,688	0	(2)
	03/2025	KRW	19,179		$13	0	0
	03/2025		$220	CNY	1,578	0	(2)
	03/2025		83	COP	372,840	0	0
	03/2025		144	IDR	2,337,850	0	(1)
	03/2025		194	INR	16,646	0	(2)
	03/2025		139	PEN	519	0	(1)

DUB	01/2025	DKK	370		$52	0	0
	01/2025	KRW	286,067		204	11	0
	01/2025	PLN	720		176	1	0
	01/2025		$699	CAD	1,000	0	(3)
	01/2025		9	KRW	13,213	0	0
	01/2025		30	PLN	122	0	0
	02/2025		3,134	JPY	480,000	0	(74)
	02/2025		89	MXN	1,799	0	(3)
	02/2025		211	THB	7,072	0	(3)
	03/2025		49	PEN	188	1	0
	04/2025	JPY	11,000		$75	4	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
FAR	01/2025	BRL	1,352		$220	$1	$0
	01/2025	JPY	28,800		183	0	(1)
	01/2025	TWD	106		3	0	0
	01/2025		$257	AUD	396	0	(12)
	01/2025		218	BRL	1,352	1	0
	02/2025		220		1,359	0	(1)

GLM	01/2025	HUF	24,357		$62	1	0
	01/2025	INR	14,803		174	1	0
	01/2025	JPY	470,000		3,205	213	0
	01/2025	KRW	12,241		9	1	0
	01/2025	MXN	200		10	0	0
	01/2025	MYR	108		24	0	0
	01/2025	PLN	86		21	0	0
	01/2025	SGD	65		48	0	0
	01/2025	TWD	1,667		52	1	0
	01/2025		$74	IDR	1,165,459	0	(2)
	01/2025		38	KRW	55,463	0	(1)
	01/2025		35	PLN	144	0	(1)
	02/2025	EUR	40	RON	198	0	0
	02/2025		$40	MXN	815	0	(1)
	03/2025	COP	123,485		$28	0	0
	03/2025	PEN	175		46	0	0
	04/2025	BRL	700		126	15	0
	04/2025	PEN	57		15	0	0
	06/2025	JPY	10,000		67	2	0
	10/2025	BRL	2,200		359	25	0
	01/2026	JPY	10,000		74	8	0

IND	01/2025	HUF	14,678		38	1	0
	01/2025		$85	DKK	601	0	(1)
	01/2025		469	JPY	70,000	0	(23)
	01/2025		15	TWD	491	0	0

JPM	01/2025	BRL	1,347		$218	0	(1)
	01/2025	IDR	191,131		12	0	0
	01/2025	JPY	296,000		1,892	9	0
	01/2025	TRY	2,626		73	0	0
	01/2025	TWD	1,494		46	1	0
	01/2025		$217	BRL	1,347	1	0
	01/2025		195	CNH	1,411	0	(3)
	01/2025		20	CNY	147	0	0
	01/2025		53	HUF	20,808	0	(1)
	01/2025		21	IDR	330,663	0	0
	01/2025		165	INR	14,032	0	(2)
	01/2025		1,068	JPY	159,950	0	(51)
	01/2025		79	PLN	321	0	(1)
	02/2025	CNH	1,096		$150	1	0
	02/2025	THB	11,945		349	0	(2)
	02/2025	TRY	112		3	0	0
	03/2025	JPY	140,000		900	2	0
	03/2025		$12	IDR	191,728	0	0
	05/2025	TRY	269		$6	0	(1)
	05/2025		$28	TRY	1,226	3	0

MBC	01/2025	AUD	541		$339	4	0
	01/2025	CAD	96		68	2	0
	01/2025	CHF	107		122	4	0
	01/2025	CNH	2,792		383	2	0
	01/2025	GBP	697		881	8	0
	01/2025	INR	432		5	0	0
	01/2025	KRW	298,392		213	11	0
	01/2025	SEK	220		20	0	0
	01/2025	SGD	21		15	0	0
	01/2025		$101	AUD	162	0	(1)
	01/2025		47	CAD	66	0	(1)
	01/2025		38	CHF	34	0	(1)
	01/2025		309	CNH	2,250	0	(3)
	01/2025		13,717	EUR	13,019	0	(225)
	01/2025		24	INR	2,072	0	0
	01/2025		967	JPY	144,800	0	(46)
	01/2025		60	PLN	244	0	(1)
	01/2025		247	SEK	2,689	0	(4)
	01/2025		74	SGD	101	0	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2025		$39	TWD	1,278	$0	$0
	02/2025	CNH	1,570		$215	1	0
	02/2025	JPY	50,000		323	4	0
	02/2025		$60	THB	2,018	0	0
	03/2025	CLP	15,840		$16	0	0
	03/2025	ILS	6		2	0	0
	03/2025		$5	INR	434	0	0
	04/2025	TWD	1,271		$39	1	0
	05/2025		$749	CNH	5,413	0	(8)

MYI	01/2025	CZK	916		$38	0	0
	01/2025	GBP	148		185	0	0
	01/2025	IDR	438,628		27	0	0
	01/2025		$29	DKK	203	0	(1)
	01/2025		117	IDR	1,849,555	0	(2)
	01/2025		47	PLN	191	0	(1)
	02/2025	THB	3,043		$89	0	(1)
	03/2025	ILS	65		18	0	0

NGF	01/2025		$15	IDR	236,572	0	0

RBC	01/2025	INR	3,069		$36	0	0
	01/2025	KRW	212,644		148	4	0
	01/2025		$175	TWD	5,685	0	(2)
	02/2025	CNH	2,024		$278	2	0
	02/2025		$341	JPY	53,492	0	0
	03/2025		80	MXN	1,629	0	(2)

RYL	01/2025	AUD	67		$43	1	0
	01/2025	NOK	200		18	0	0
	01/2025	NZD	107		61	1	0
	01/2025	SEK	960		87	0	0
	01/2025		$25	SEK	275	0	(1)
	01/2025	ZAR	189		$10	0	0

SCX	01/2025	CAD	100		70	0	0
	01/2025	IDR	3,673,604		228	1	0
	01/2025	KRW	43,617		30	1	0
	01/2025	PEN	303		81	0	0
	01/2025	SEK	140		13	0	0
	01/2025	TWD	878		27	1	0
	01/2025		$747	CNH	5,394	0	(11)
	01/2025		183	EUR	176	0	(1)
	01/2025		61	IDR	964,262	0	(2)
	01/2025		72	INR	6,061	0	(1)
	01/2025		3	KRW	4,889	0	0
	01/2025		17	TWD	566	0	0
	01/2025		47	ZAR	869	0	(1)
	02/2025	CNH	1,098		$150	1	0
	02/2025		$52	CNY	370	0	0
	02/2025		430	JPY	67,282	0	(1)
	03/2025	KRW	4,877		$3	0	0
	04/2025	PEN	20		5	0	0
	04/2025	TWD	564		17	0	0
	05/2025	CNH	1,990		277	5	0
	05/2025		$531	CNH	3,827	0	(7)

SOG	01/2025	CZK	290		$12	0	0
	01/2025	EUR	25	RON	128	0	0
	01/2025		$168	PLN	684	0	(3)

SSB	01/2025	JPY	480,000		$3,244	186	0
	01/2025		$50	CLP	48,440	0	(1)
	01/2025		0	KRW	608	0	0
	05/2025	PEN	433		$114	0	(1)

TOR	01/2025		$2,038	JPY	306,644	0	(87)

UAG	01/2025	CAD	1,083		$751	0	(3)
	01/2025	EUR	4,644		4,838	25	0
	01/2025	MXN	1,613		79	1	0
	01/2025		$209	CAD	300	0	0
	01/2025		1,026	JPY	160,000	0	(8)
	01/2025		58	NOK	649	0	(1)
	01/2025		38	PLN	154	0	(1)
	02/2025	RON	128		$27	0	0

Total Forward Foreign Currency Contracts						$1,102	$(909)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY BARRIER OPTIONS

Counterparty	Description		Barrier Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC USD versus CNH VKO @ 7.250	CNH	7.250	03/14/2025	30,000	$3	$8
	Call - OTC USD versus CNH VKO @ 7.275		7.275	03/14/2025	30,000	3	10

						$6	$18

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
MBC	Call - OTC USD versus CNH	CNH	7.300	05/13/2025	400	$5	$6

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.930%	06/23/2025	100	$ 3	$4

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	1,400	2	1

BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	100	4	5

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.065	06/24/2025	100	3	3

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.700	08/20/2025	3,900	5	3
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.420	05/13/2025	200	1	1

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.480	05/13/2025	1,000	1	1

							$19	$18

Total Purchased Options							$30	$42

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MBC	Put - OTC USD versus CNH	CNH	7.078	05/13/2025	400	$(5)	$(2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.250%	06/23/2025	400	$(3)	$(3)

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	400	(4)	(4)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/24/2025	400	(3)	(3)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	200	(1)	(3)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	100	0	(1)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	200	(1)	(2)

							$(14)	$(17)

Total Written Options							$(19)	$(19)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
MYC	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.380%	$80	$(3)	$1	$0	$(2)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.104%	$50	$(1)	$1	$0	$0

BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.104	50	(1)	1	0	0

CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.741	200	(1)	3	2	0

							$(3)	$5	$2	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/(Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$	164	JPY	24,300	$(1)	$0	$0	$(1)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		195		28,500	0	0	0	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		741		108,500	7	1	8	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		194		28,500	(1)	1	0	0

BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.590% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		122		17,100	6	1	7	0

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026		382		53,200	21	0	21	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		163		24,000	0	0	0	0

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026		320		44,600	19	1	20	0

									$51	$4	$56	$(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	23

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	3-Month MYR-KLIBOR	3.750%	Quarterly	09/20/2033	MYR	410	$3	$(4)	$0	$(1)

JPM	Receive	3-Month MYR-KLIBOR(2)	3.750	Quarterly	03/19/2035		220	0	0	0	0

MYR	Pay	3-Month MYR-KLIBOR(2)	3.500	Quarterly	03/19/2030		920	(1)	1	0	0

								$2	$(3)	$0	$(1)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173%	Maturity	06/20/2025	$420	$4	$7	$11	$0

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173%	Maturity	03/20/2025	280	4	7	11	0
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173%	Maturity	06/20/2025	100	1	2	3	0

								$9	$16	$25	$0

Total Swap Agreements								$56	$23	$83	$(4)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$0	$0	$0	$0	$(72)	$0	$0	$(72)	$(72)	$0	$(72)
BOA	14	4	0	18	(40)	(3)	0	(43)	(25)	0	(25)
BPS	60	19	19	98	(81)	0	(1)	(82)	16	0	16
BRC	431	5	7	443	(78)	(4)	0	(82)	361	(270)	91
CBK	27	0	23	50	(21)	0	0	(21)	29	0	29
DUB	17	3	0	20	(83)	(3)	0	(86)	(66)	0	(66)
FAR	2	0	0	2	(14)	0	0	(14)	(12)	0	(12)
GLM	267	4	0	271	(5)	(3)	0	(8)	263	(260)	3
GST	0	0	20	20	0	0	(1)	(1)	19	0	19
IND	1	0	0	1	(24)	0	0	(24)	(23)	0	(23)
JPM	17	1	14	32	(62)	(2)	0	(64)	(32)	0	(32)
MBC	37	6	0	43	(290)	(2)	0	(292)	(249)	0	(249)
MYC	0	0	0	0	0	0	(2)	(2)	(2)	0	(2)
MYI	0	0	0	0	(5)	0	0	(5)	(5)	25	20
NGF	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
RBC	6	0	0	6	(4)	0	0	(4)	2	0	2
RYL	2	0	0	2	(1)	0	0	(1)	1	0	1
SCX	9	0	0	9	(24)	0	0	(24)	(15)	0	(15)
SOG	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
SSB	186	0	0	186	(2)	0	0	(2)	184	0	184
TOR	0	0	0	0	(87)	0	0	(87)	(87)	0	(87)
UAG	26	0	0	26	(13)	0	0	(13)	13	0	13

Total Over the Counter	$1,102	$42	$83	$1,227	$(909)	$(19)	$(4)	$(932)

(j)

Securities with an aggregate market value of $25 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14	$14
Swap Agreements	0	3	0	0	52	55

	$0	$3	$0	$0	$66	$69

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,102	$0	$1,102
Purchased Options	0	0	0	24	18	42
Swap Agreements	0	2	0	56	25	83

	$0	$2	$0	$1,182	$43	$1,227

	$0	$5	$0	$1,182	$109	$1,296

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9	$9
Swap Agreements	0	1	0	0	18	19

	$0	$1	$0	$0	$27	$28

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$909	$0	$909
Written Options	0	0	0	2	17	19
Swap Agreements	0	2	0	1	1	4

	$0	$2	$0	$912	$18	$932

	$0	$3	$0	$912	$45	$960

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	25

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2024:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	193	193
Swap Agreements	0	55	0	0	194	249

	$0	$55	$0	$0	$390	$445

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,694)	$0	$(1,694)
Purchased Options	0	0	0	0	(3)	(3)
Written Options	0	0	0	2	36	38
Swap Agreements	0	2	0	(34)	(40)	(72)

	$0	$2	$0	$(1,726)	$(7)	$(1,731)

	$0	$57	$0	$(1,726)	$383	$(1,286)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$127	$127
Swap Agreements	0	16	0	0	(351)	(335)

	$0	$16	$0	$0	$(224)	$(208)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$34	$0	$34
Purchased Options	0	0	0	14	(1)	13
Written Options	0	0	0	4	13	17
Swap Agreements	0	2	0	4	67	73

	$0	$2	$0	$56	$79	$137

	$0	$18	$0	$56	$(145)	$(71)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$8	$0	$8
Australia
Sovereign Issues	0	469	0	469
Brazil
Sovereign Issues	0	612	0	612
Canada
Corporate Bonds & Notes	0	100	0	100
Sovereign Issues	0	1,175	0	1,175
Cayman Islands
Asset-Backed Securities	0	838	0	838
China
Sovereign Issues	0	283	0	283
Denmark
Corporate Bonds & Notes	0	43	0	43
France
Corporate Bonds & Notes	0	107	0	107
Sovereign Issues	0	327	0	327
Germany
Corporate Bonds & Notes	0	302	0	302
Ireland
Asset-Backed Securities	0	198	0	198
Israel
Sovereign Issues	0	261	0	261
Italy
Sovereign Issues	0	439	0	439
Japan
Sovereign Issues	0	1,371	0	1,371

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Malaysia
Sovereign Issues	$0	$298	$0	$298
Peru
Sovereign Issues	0	281	0	281
Poland
Sovereign Issues	0	137	0	137
Romania
Sovereign Issues	0	219	0	219
Saudi Arabia
Sovereign Issues	0	390	0	390
Serbia
Sovereign Issues	0	93	0	93
Singapore
Sovereign Issues	0	80	0	80
South Africa
Sovereign Issues	0	254	0	254
South Korea
Sovereign Issues	0	510	0	510
Spain
Corporate Bonds & Notes	0	114	0	114
Sovereign Issues	0	232	0	232
Supranational
Corporate Bonds & Notes	0	211	0	211
Switzerland
Corporate Bonds & Notes	0	118	0	118
Thailand
Sovereign Issues	0	349	0	349
United Kingdom
Corporate Bonds & Notes	0	106	0	106

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Non-Agency Mortgage-Backed Securities	$0	$365	$0	$365
Sovereign Issues	0	258	0	258
United States
Asset-Backed Securities	0	777	0	777
Corporate Bonds & Notes	0	1,580	0	1,580
Loan Participations and Assignments	0	92	0	92
Municipal Bonds & Notes	0	46	0	46
Non-Agency Mortgage-Backed Securities	0	1,319	0	1,319
U.S. Government Agencies	0	8,016	0	8,016
U.S. Treasury Obligations	0	1,591	0	1,591
Short-Term Instruments
Repurchase Agreements	0	123	0	123
Hungary Treasury Bills	0	96	0	96
Japan Treasury Bills	0	5,465	0	5,465

	$0	$29,653	$0	$29,653

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,053	$0	$0	$1,053

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Total Investments	$1,053	$29,653	$0	$30,706

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(3,792)	$0	$(3,792)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	58	0	69
Over the counter	0	1,227	0	1,227

	$11	$1,285	$0	$1,296

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	(19)	0	(28)
Over the counter	0	(932)	0	(932)

	$(9)	$(951)	$0	$(960)

Total Financial Derivative Instruments	$2	$334	$0	$336

Totals	$1,055	$26,195	$0	$27,250

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	27

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO International Bond Portfolio (Unhedged) (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio managers as a team. The financial information in the form of the portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes

28	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	29

Notes to Financial Statements	(Cont.)

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

30	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	31

Notes to Financial Statements	(Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To

32	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	33

Notes to Financial Statements	(Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$476	$34,377	$(33,800)	$0	$0	$1,053	$77	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan

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commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These

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Notes to Financial Statements	(Cont.)

adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by

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the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty.

The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

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Notes to Financial Statements	(Cont.)

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the

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proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Barrier Options (“Barrier Options”) are options, which may be written or purchased, with non-standard payout structures or other features. Barrier Options are generally traded OTC. The Portfolio may invest in various types of Barrier Options including down-and-in, down-and-out and up-and-in options. Down-and-in and up-and-in options are similar to standard options, except that the option expires worthless to the purchaser of the option if the price of the underlying instrument does, or does not, reach a specific barrier price level prior to the option’s expiration date. Down-and-out options expire worthless to the purchaser of the option if the price of the underlying instrument reaches a specific barrier price level prior to the option’s expiration date.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

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Notes to Financial Statements	(Cont.)

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of

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period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap’’, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor’’, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

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Notes to Financial Statements	(Cont.)

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions of portfolio shares.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

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Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are

“non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified”.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global

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Notes to Financial Statements	(Cont.)

market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default

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with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

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Notes to Financial Statements	(Cont.)

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.50%	0.50%	0.50%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, there were no waivers.

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In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$213,217	$215,150	$15,591	$15,246

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2024		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	0	$0	1	$0

Administrative Class	423	3,097	1,018	7,507

Advisor Class	3,285	24,928	138	1,012
Issued as reinvestment of distributions

Institutional Class	0	2	0	1

Administrative Class	40	291	30	214

Advisor Class	84	608	51	367
Cost of shares redeemed

Institutional Class	0	0	0	0

Administrative Class	(610)	(4,471)	(1,003)	(7,462)

Advisor Class	(3,120)	(22,433)	(321)	(2,328)

Net increase (decrease) resulting from Portfolio share transactions	102	$2,022	(86)	$(689)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	47

Notes to Financial Statements	(Cont.)

As of December 31, 2024, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 76% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO International Bond Portfolio (Unhedged)	$0	$0	$(1,615)	$0	$(633)	$0	$(1,547)	$(3,795)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, constructive sales, swap contracts, straddle loss deferrals, and short positions.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO International Bond Portfolio (Unhedged)	$633	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

48	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO International Bond Portfolio (Unhedged)	$29,053	$1,814	$(3,446)	$(1,632)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, constructive sales, swap contracts, straddle loss deferrals, and short positions.

For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2024			December 31, 2023

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO International Bond Portfolio (Unhedged)	$0	$0	$901	$0	$0	$583

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	49

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO International Bond Portfolio (Unhedged)

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO International Bond Portfolio (Unhedged) (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2025

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

50	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. – New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

BSN	The Bank of Nova Scotia – Toronto	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

CBK	Citibank N.A.	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol

BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty

CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu

CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona

CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira

COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar

CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand

EUR	Euro	NZD	New Zealand Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate

CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index – Investment Grade	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)

Other Abbreviations:

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TELBOR	Tel Aviv Inter-Bank Offered Rate

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THOR	Thai Overnight Baht Repurchase Rate

DAC	Designated Activity Company

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	51

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO International Bond Portfolio (Unhedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0254	$0.0000	$0.0000	$0.0254

August 2024	$0.0249	$0.0000	$0.0000	$0.0249

September 2024	$0.0248	$0.0000	$0.0000	$0.0248

October 2024	$0.0216	$0.0000	$0.0000	$0.0216

November 2024	$0.0169	$0.0000	$0.0000	$0.0169

December 2024	$0.0191	$0.0000	$0.0000	$0.0191

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0245	$0.0000	$0.0000	$0.0245

August 2024	$0.0239	$0.0000	$0.0000	$0.0239

September 2024	$0.0239	$0.0000	$0.0000	$0.0239

October 2024	$0.0207	$0.0000	$0.0000	$0.0207

November 2024	$0.0160	$0.0000	$0.0000	$0.0160

December 2024	$0.0182	$0.0000	$0.0000	$0.0182

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0239	$0.0000	$0.0000	$0.0239

August 2024	$0.0232	$0.0000	$0.0000	$0.0232

September 2024	$0.0234	$0.0000	$0.0000	$0.0234

October 2024	$0.0201	$0.0000	$0.0000	$0.0201

November 2024	$0.0153	$0.0000	$0.0000	$0.0153

December 2024	$0.0175	$0.0000	$0.0000	$0.0175

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

52	PIMCO VARIABLE INSURANCE TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2024 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†	163(j) Interest Dividends (000s)†

PIMCO International Bond Portfolio (Unhedged)	0%	0%	$0	$0	$684

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO International Bond Portfolio (Unhedged)	0%

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	53

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

54	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal — Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	949,229,696.72	37,613,000.38

Kimberley G. Stafford†	952,414,717.16	34,427,979.95

Michael J. Berchtold	950,347,922.59	36,494,774.51

Jennifer Holden Dunbar	951,845,039.31	34,997,657.79

Kym M. Hubbard	950,843,616.44	35,999,080.66

Gary F. Kennedy	947,019,229.39	39,823,467.72

Anne K. Kratky	951,478,646.42	35,364,050.69

Steven Lipiner	949,338,055.21	37,504,641.90

Peter B. McCarthy	946,730,272.43	40,112,424.68

Ronald C. Parker	946,733,280.95	40,109,416.16

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	55

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2025.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information,

56	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

including information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 (the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	57

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

“Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the five-year period ended March 31, 2024, and underperformed their respective performance indexes over the three- and ten-year periods ended March 31, 2024, and that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their performance index since inception for the period ended March 31, 2024. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different

58	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	59

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded

60	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	61

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITINTLUNHFSTMAR_123124

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2024

PIMCO Long-Term U.S. Government Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Long-Term U.S. Government Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well- diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023,

which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Long-Term U.S. Government Portfolio	04/30/99	04/10/00	04/30/99	09/30/09	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the PIMCO Long-Term U.S. Government Portfolio	(Cont.)

contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with

$1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights	PIMCO Long-Term U.S. Government Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

12/31/2024	$7.95	$0.21	$(0.67)	$(0.46)	$(0.22)	$0.00	$(0.22)

12/31/2023	7.83	0.20	0.12	0.32	(0.20)	0.00	(0.20)

12/31/2022	11.24	0.22	(3.43)	(3.21)	(0.20)	0.00	(0.20)

12/31/2021	14.77	0.21	(1.01)	(0.80)	(0.21)	(2.52)	(2.73)

12/31/2020	12.90	0.26	2.02	2.28	(0.28)	(0.13)	(0.41)
Administrative Class

12/31/2024	7.95	0.20	(0.67)	(0.47)	(0.21)	0.00	(0.21)

12/31/2023	7.83	0.18	0.13	0.31	(0.19)	0.00	(0.19)

12/31/2022	11.24	0.18	(3.40)	(3.22)	(0.19)	0.00	(0.19)

12/31/2021	14.77	0.19	(1.01)	(0.82)	(0.19)	(2.52)	(2.71)

12/31/2020	12.90	0.24	2.01	2.25	(0.25)	(0.13)	(0.38)
Advisor Class

12/31/2024	7.95	0.19	(0.67)	(0.48)	(0.20)	0.00	(0.20)

12/31/2023	7.83	0.18	0.12	0.30	(0.18)	0.00	(0.18)

12/31/2022	11.24	0.17	(3.40)	(3.23)	(0.18)	0.00	(0.18)

12/31/2021	14.77	0.18	(1.01)	(0.83)	(0.18)	(2.52)	(2.70)

12/31/2020	12.90	0.23	2.01	2.24	(0.24)	(0.13)	(0.37)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Portfolio’s expenses are calculated.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$7.27	(5.87)%	$60,746	2.425%		2.425%		0.475%		0.475%		2.79%	187%

7.95	4.14	59,172	1.855		1.855		0.475		0.475		2.52	170

7.83	(28.77)	50,100	1.125	(e)	1.125	(e)	0.475	(e)	0.475	(e)	2.47	151

11.24	(4.64)	14,634	0.505		0.505		0.475		0.475		1.70	69

14.77	17.57	50,914	0.695		0.695		0.475		0.475		1.76	251

7.27	(6.01)	315,349	2.575		2.575		0.625		0.625		2.64	187

7.95	3.99	365,838	2.005		2.005		0.625		0.625		2.34	170

7.83	(28.87)	350,822	1.135		1.135		0.625		0.625		2.01	151

11.24	(4.78)	478,236	0.655		0.655		0.625		0.625		1.57	69

14.77	17.39	500,164	0.845		0.845		0.625		0.625		1.61	251

7.27	(6.10)	46,560	2.675		2.675		0.725		0.725		2.54	187

7.95	3.88	44,172	2.105		2.105		0.725		0.725		2.25	170

7.83	(28.95)	38,630	1.235		1.235		0.725		0.725		1.92	151

11.24	(4.88)	47,344	0.755		0.755		0.725		0.725		1.47	69

14.77	17.28	39,831	0.945		0.945		0.725		0.725		1.50	251

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Statement of Assets and Liabilities	PIMCO Long-Term U.S. Government Portfolio	December 31, 2024

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$768,862
Investments in Affiliates	1,820
Financial Derivative Instruments
Exchange-traded or centrally cleared	304
Cash	486
Deposits with counterparty	4,195
Receivable for investments sold	449,280
Receivable for TBA investments sold	65,598
Receivable for Portfolio shares sold	19
Interest and/or dividends receivable	4,229
Dividends receivable from Affiliates	5
Total Assets	1,294,798

Liabilities:

Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$595,706
Payable for short sales	81
Financial Derivative Instruments
Exchange-traded or centrally cleared	120
Over the counter	55
Payable for investments purchased	155,400
Payable for investments in Affiliates purchased	6
Payable for TBA investments purchased	120,012
Payable for Portfolio shares redeemed	537
Accrued investment advisory fees	83
Accrued supervisory and administrative fees	92
Accrued distribution fees	10
Accrued servicing fees	41
Total Liabilities	872,143

Commitments and Contingent Liabilities^

Net Assets	$422,655

Net Assets Consist of:

Paid in capital	$666,731
Distributable earnings (accumulated loss)	(244,076)

Net Assets	$422,655

Net Assets:

Institutional Class	$60,746
Administrative Class	315,349
Advisor Class	46,560

Shares Issued and Outstanding:

Institutional Class	8,356
Administrative Class	43,379
Advisor Class	6,405

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.27
Administrative Class	7.27
Advisor Class	7.27

Cost of investments in securities	$902,189
Cost of investments in Affiliates	$1,820
Proceeds received on short sales	$82
Cost or premiums of financial derivative instruments, net	$(112)

* Includes repurchase agreements of:	$155,400

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Long-Term U.S. Government Portfolio

Year Ended December 31, 2024
(Amounts in thousands†)

Investment Income:

Interest	$22,631
Dividends from Investments in Affiliates	768
Total Income	23,399

Expenses:

Investment advisory fees	1,008
Supervisory and administrative fees	1,120
Distribution and/or servicing fees - Administrative Class	516
Distribution and/or servicing fees - Advisor Class	111
Trustee fees	16
Interest expense	8,749
Total Expenses	11,520

Net Investment Income (Loss)	11,879

Net Realized Gain (Loss):

Investments in securities	(22,271)
Investments in Affiliates	(305)
Exchange-traded or centrally cleared financial derivative instruments	(1,555)
Over the counter financial derivative instruments	525

Net Realized Gain (Loss)	(23,606)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(25,797)
Investments in Affiliates	394
Exchange-traded or centrally cleared financial derivative instruments	9,728
Over the counter financial derivative instruments	(28)

Net Change in Unrealized Appreciation (Depreciation)	(15,703)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(27,430)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Statements of Changes in Net Assets	PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands†)	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$11,879	$10,460
Net realized gain (loss)	(23,606)	(44,360)
Net change in unrealized appreciation (depreciation)	(15,703)	52,239

Net Increase (Decrease) in Net Assets Resulting from Operations	(27,430)	18,339

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,707)	(1,256)
Administrative Class	(9,393)	(8,477)
Advisor Class	(1,175)	(903)

Total Distributions(a)	(12,275)	(10,636)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(6,822)	21,927

Total Increase (Decrease) in Net Assets	(46,527)	29,630

Net Assets:

Beginning of year	469,182	439,552
End of year	$422,655	$469,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows	PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands†)	Year Ended December 31, 2024

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(27,430)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(1,243,635)
Proceeds from sales of long-term securities	1,197,617
(Purchases) Proceeds from sales of short-term portfolio investments, net	20,825
(Increase) decrease in deposits with counterparty	989
(Increase) decrease in receivable for investments sold	66,183
(Increase) decrease in interest and/or dividends receivable	(325)
(Increase) decrease in dividends receivable from Affiliates	58
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	8,373
Proceeds from (Payments on) over the counter financial derivative instruments	468
Increase (decrease) in payable for investments purchased	4,335
Increase (decrease) in deposits from counterparty	(13,390)
Increase (decrease) in accrued investment advisory fees	(8)
Increase (decrease) in accrued supervisory and administrative fees	(9)
Increase (decrease) in accrued distribution fees	1
Increase (decrease) in accrued servicing fees	(6)
Net Realized (Gain) Loss
Investments in securities	22,271
Investments in Affiliates	305
Exchange-traded or centrally cleared financial derivative instruments	1,555
Over the counter financial derivative instruments	(525)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	25,797
Investments in Affiliates	(394)
Exchange-traded or centrally cleared financial derivative instruments	(9,728)
Over the counter financial derivative instruments	28
Net amortization (accretion) on investments	(2,087)

Net Cash Provided by (Used for) Operating Activities	51,268

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	73,963
Payments on shares redeemed	(92,580)
Cash distributions paid*	0
Proceeds from sale-buyback transactions	4,864,693
Payments on sale-buyback transactions	(4,896,859)

Net Cash Received from (Used for) Financing Activities	(50,783)

Net Increase (Decrease) in Cash and Foreign Currency	485

Cash and Foreign Currency:

Beginning of year	1
End of year	$486

* Reinvestment of distributions	$12,275

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$9,135

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Portfolio has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

INVESTMENTS IN SECURITIES 181.9%

CORPORATE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

Vessel Management Services, Inc.
3.432% due 08/15/2036	$380	$339

Total Corporate Bonds & Notes (Cost $380)		339

U.S. GOVERNMENT AGENCIES 17.4%

Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (b)	2,500	1,929
3.000% due 09/25/2046	2,264	1,663
3.580% due 08/01/2030	1,700	1,589
3.600% due 02/01/2040	1,183	1,081
4.250% due 05/25/2037	106	92
4.750% due 07/25/2037 •	2	2
5.000% due 04/25/2032 - 08/25/2033	115	115
5.500% due 12/25/2035	34	35
5.958% due 01/01/2033 •	2	2
6.500% due 07/25/2031	15	15

Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (b)	2,700	1,943
0.000% due 12/15/2042 •	248	191
3.000% due 04/15/2053	1,244	979
3.500% due 01/15/2048	639	560
4.000% due 06/15/2032 - 09/15/2044	4,338	4,108
4.155% due 03/25/2036 ~	145	138
4.902% due 10/15/2043 •	765	746
5.024% due 01/25/2036 ~	120	115
5.112% due 01/15/2033 •	2	2
5.500% due 02/15/2034	83	84
6.025% due 10/25/2044 •	244	222
7.000% due 12/01/2031	2	2

Ginnie Mae
3.500% due 01/20/2044	643	577
5.000% due 08/20/2030 •	1	1
6.000% due 08/20/2033	242	244

Ginnie Mae, TBA
4.000% due 01/01/2055	7,300	6,724
4.500% due 02/01/2055	1,700	1,607

Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	600	507
0.000% due 01/15/2030 (b)	2,500	1,981

Tennessee Valley Authority STRIPS
0.000% due 05/01/2030 (b)	800	622

U.S. Small Business Administration
5.290% due 12/01/2027	13	13

Uniform Mortgage-Backed Security
2.500% due 11/01/2046	106	89
4.000% due 08/01/2048	5	4

Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2055	13,500	12,344
5.500% due 02/01/2055	18,000	17,750
6.000% due 02/01/2055	14,600	14,656
6.500% due 02/01/2055	1,100	1,122

Total U.S. Government Agencies (Cost $75,845)		73,854

U.S. TREASURY OBLIGATIONS 123.0%

U.S. Treasury Bonds
1.125% due 05/15/2040 (f)	12,820	7,719
1.125% due 08/15/2040 (f)	102,880	61,404
1.375% due 11/15/2040 (f)	21,220	13,143
1.750% due 08/15/2041	3,300	2,138
1.875% due 02/15/2051	2,650	1,474
2.000% due 11/15/2041 (f)	7,900	5,309
2.000% due 02/15/2050 (f)	36,908	21,442
2.250% due 05/15/2041 (f)	14,200	10,083
2.250% due 02/15/2052	400	243
2.375% due 02/15/2042	6,500	4,630
2.500% due 02/15/2045	450	312

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 02/15/2046	$3,680	$2,518
2.750% due 11/15/2042	5,600	4,187
2.875% due 05/15/2049 (h)	1,550	1,099
2.875% due 05/15/2052	400	280
3.000% due 11/15/2044	540	410
3.000% due 05/15/2045	470	355
3.000% due 11/15/2045 (f)	10,100	7,598
3.000% due 08/15/2048 (f)	13,880	10,142
3.000% due 02/15/2049 (f)	65,070	47,361
3.000% due 08/15/2052 (f)	13,900	9,977
3.125% due 11/15/2041 (f)	25,610	20,618
3.125% due 08/15/2044	440	342
3.125% due 05/15/2048	3,730	2,795
3.250% due 05/15/2042	1,000	814
3.375% due 08/15/2042 (f)	11,300	9,332
3.375% due 11/15/2048	6,100	4,766
3.625% due 08/15/2043	2,400	2,034
3.625% due 05/15/2053 (f)	21,300	17,321
3.875% due 05/15/2043 (f)	15,600	13,735
4.000% due 11/15/2042 (f)	17,400	15,663
4.000% due 11/15/2052 (f)	73,040	63,649
4.125% due 08/15/2044 (f)	8,000	7,242
4.375% due 05/15/2041 (f)	9,920	9,451
4.375% due 08/15/2043 (f)	8,800	8,283
4.625% due 05/15/2044 (f)	7,500	7,273
4.625% due 11/15/2044 (f)	5,900	5,722
4.625% due 05/15/2054 (f)	1,500	1,458
4.750% due 02/15/2041	2,690	2,679
4.750% due 11/15/2043 (f)	22,710	22,430

U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2032 (h)	3,302	2,864
0.625% due 07/15/2032 (f)	7,279	6,508
1.125% due 01/15/2033 (f)	8,245	7,587
1.750% due 01/15/2034 (f)(h)	9,448	9,060

U.S. Treasury Notes
1.500% due 11/30/2028 (f)	6,200	5,569
2.375% due 03/31/2029 (f)	7,300	6,739
2.875% due 08/15/2028	100	95
3.250% due 06/30/2029 (f)	6,300	6,013
3.625% due 03/31/2030 (f)	200	193
3.750% due 05/31/2030 (f)	200	193
3.750% due 06/30/2030 (f)	400	387
3.875% due 09/30/2029 (f)	15,900	15,558
4.000% due 02/28/2030	200	196
4.125% due 10/31/2029	100	99
4.125% due 08/31/2030	200	197
4.125% due 10/31/2031 (f)	200	196
4.375% due 11/30/2030 (f)	500	498
4.625% due 09/30/2028 (f)	200	202
4.625% due 09/30/2030 (f)	300	303
4.875% due 10/31/2030 (f)	300	307

U.S. Treasury STRIPS
0.000% due 02/15/2033 (a)	1,700	1,160
0.000% due 05/15/2034 (a)	500	321
0.000% due 08/15/2034 (a)	1,270	805
0.000% due 08/15/2035 (a)	25,270	15,238
0.000% due 08/15/2036 (a)	18,000	10,277
0.000% due 11/15/2036 (a)	2,700	1,524
0.000% due 05/15/2041 (a)	10	4
0.000% due 08/15/2041 (a)	20	9
0.000% due 11/15/2041 (a)	260	111
0.000% due 05/15/2042 (a)	320	133
0.000% due 08/15/2042 (a)	80	33
0.000% due 11/15/2042 (a)	20	8

Total U.S. Treasury Obligations (Cost $649,964)		519,818

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%

Ashford Hospitality Trust
5.470% due 04/15/2035 •	185	185
5.695% due 06/15/2035 •	19	19

Atrium Hotel Portfolio Trust
5.625% due 12/15/2036 •	353	345

BANK
4.046% due 03/15/2061 ~	500	485

Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	500	479

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
6.500% due 04/25/2033 ~	$5	$5
6.875% due 04/25/2033 ~	2	1

Benchmark Mortgage Trust
4.016% due 03/15/2052	2,300	2,188
5.926% due 03/15/2057	800	823

Commercial Mortgage Trust
3.140% due 10/10/2036	1,700	1,483

Countrywide Alternative Loan Trust
4.873% due 05/25/2035 •	17	16

Countrywide Home Loan Mortgage Pass-Through Trust
5.093% due 03/25/2035 •	24	22

Credit Suisse First Boston Mortgage Securities Corp.
6.388% due 11/25/2032 ~	1	1

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.912% due 07/15/2038 •	865	773

DBWF Mortgage Trust
3.791% due 12/10/2036	2,100	2,002

Extended Stay America Trust
5.591% due 07/15/2038 •	1,145	1,146

HarborView Mortgage Loan Trust
4.921% due 05/19/2035 •	12	11

Hilton USA Trust
3.719% due 11/05/2038	2,100	2,043

Impac CMB Trust
5.323% due 09/25/2034 þ	58	67

JP Morgan Chase Commercial Mortgage Securities Trust
5.895% due 12/15/2031 •	229	218

JP Morgan Mortgage Trust
5.353% due 12/25/2049 •	15	14
6.082% due 07/25/2035 ~	14	14

Natixis Commercial Mortgage Securities Trust
3.885% due 08/15/2038	500	463

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	69	66
2.750% due 11/25/2059 ~	296	282

Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	16	12

Sequoia Mortgage Trust
5.185% due 07/20/2033 •	11	10

SFO Commercial Mortgage Trust
5.661% due 05/15/2038 •	1,000	977

Structured Adjustable Rate Mortgage Loan Trust
4.893% due 05/25/2037 •	31	27

Structured Asset Mortgage Investments Trust
5.141% due 09/19/2032 •	5	5
5.321% due 10/19/2033 •	8	7

Towd Point Mortgage Trust
3.100% due 01/25/2060 ~	600	539

VNDO Mortgage Trust
3.805% due 01/10/2035	1,900	1,841

WaMu Mortgage Pass-Through Certificates Trust
5.825% due 08/25/2046 •	50	45
6.325% due 10/25/2046 •	19	17

Washington Mutual Mortgage Pass-Through Certificates Trust
5.664% due 05/25/2033 ~	4	4

Worldwide Plaza Trust
3.526% due 11/10/2036	300	209

Total Non-Agency Mortgage-Backed Securities (Cost $17,929)		16,844

ASSET-BACKED SECURITIES 0.5%

AUTOMOBILE SEQUENTIAL 0.3%

Hertz Vehicle Financing LLC
1.990% due 06/25/2026	600	596
2.330% due 06/26/2028	700	658

		1,254

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CMBS OTHER 0.1%

Ready Capital Mortgage Financing LLC
6.219% due 01/25/2037 •	$304	$304

HOME EQUITY OTHER 0.1%

Bear Stearns Asset-Backed Securities Trust
5.453% due 11/25/2042 •	10	10

MASTR Asset-Backed Securities Trust
5.003% due 10/25/2034 •	331	319

Merrill Lynch Mortgage Investors Trust
5.383% due 07/25/2035 •	324	318

Renaissance Home Equity Loan Trust
3.664% due 08/25/2033 •	2	2

		649

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 0.0%

ECMC Group Student Loan Trust
5.433% due 02/27/2068 •	$117	$116

Total Asset-Backed Securities (Cost $2,387)		2,323

SHORT-TERM INSTRUMENTS 36.9%

REPURCHASE AGREEMENTS (e) 36.8%
		155,400

U.S. TREASURY BILLS 0.1%
4.496% due 02/06/2025 (b)(c)(f)	285	284

Total Short-Term Instruments (Cost $155,684)		155,684

Total Investments in Securities (Cost $902,189)		768,862

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%

PIMCO Short-Term Floating NAV Portfolio III	186,888	$1,820

Total Short-Term Instruments (Cost $1,820)		1,820

Total Investments in Affiliates (Cost $1,820)		1,820

Total Investments 182.3% (Cost $904,009)		$770,682

Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $(112))		129

Other Assets and Liabilities, net (82.3)%		(348,156)

Net Assets 100.0%		$422,655

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	4.550%	01/02/2025	01/03/2025	$100	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2025	$(102)	$100	$100
SAL	4.570	01/02/2025	01/03/2025	155,300	U.S. Treasury Notes 4.125% due 09/30/2027	(159,964)	155,300	155,300

Total Repurchase Agreements						$(160,066)	$155,400	$155,400

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BOS	4.500%	12/31/2024	01/03/2025	$(5,771)	$(5,772)
BPG	4.580	12/19/2024	01/06/2025	(7,541)	(7,555)
	4.750	01/02/2025	01/03/2025	(312,763)	(312,763)
	4.930	01/03/2025	01/06/2025	(136,515)	(136,516)
UBS	4.540	12/12/2024	02/11/2025	(54,013)	(54,156)
	4.550	12/16/2024	01/31/2025	(57,691)	(57,815)
	4.640	12/04/2024	02/10/2025	(677)	(679)
	4.660	12/03/2024	02/05/2025	(20,371)	(20,450)

Total Sale-Buyback Transactions					$(595,706)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	02/01/2055	$100	$(82)	$(81)

Total Short Sales 0.0%				$(82)	$(81)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
DEU	$100	$0	$0	$100	$(102)	$(2)
SAL	155,300	0	0	155,300	(159,964)	(4,664)

Master Securities Forward Transaction Agreement
BOS	0	0	(5,772)	(5,772)	5,722	(50)
BPG	0	0	(456,834)	(456,834)	452,009	(4,825)
UBS	0	0	(133,100)	(133,100)	132,224	(876)

Total Borrowings and Other Financing Transactions	$155,400	$0	$(595,706)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(462,606)	$(133,100)	$0	$(595,706)

Total Borrowings	$0	$(462,606)	$(133,100)	$0	$(595,706)

Payable for sale-buyback financing transactions					$(595,706)

(f)	Securities with an aggregate market value of $589,955 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(161,501) at a weighted average interest rate of 5.281%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(679) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2025	228	$24,237	$(128)	$0	$(22)
U.S. Treasury 10-Year Note March Futures	03/2025	361	39,259	(408)	0	(79)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	14	1,665	(51)	0	(6)

				$(587)	$0	$(107)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2025	33	$(6,785)	$(3)	$1	$0
U.S. Treasury Long-Term Bond March Futures	03/2025	173	(19,695)	524	43	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	669	(74,468)	968	167	0

				$1,489	$211	$0

Total Futures Contracts				$902	$211	$(107)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.638%	Annual	05/31/2028	$1,000	$0	$22	$22	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	2,100	0	45	45	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	9,800	0	210	210	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	9,800	0	199	199	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	9,800	0	198	198	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	800	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	6,000	(118)	197	79	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.821	Annual	10/31/2030	5,300	0	69	69	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.834	Annual	10/31/2030	3,760	0	46	46	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	3,700	22	56	78	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	800	0	36	36	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	1,200	0	47	47	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,500	(40)	149	109	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	2,400	0	105	105	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	5,100	(53)	911	858	5	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.790	Annual	10/31/2031	1,800	(9)	35	26	2	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031	4,600	0	88	88	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	1,100	(5)	39	34	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	1,200	(5)	15	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	400	(2)	9	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	400	(2)	14	12	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	600	(3)	26	23	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	600	(3)	23	20	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	500	(2)	26	24	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	400	(2)	22	20	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	900	(3)	21	18	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	500	(2)	13	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	1,300	(4)	54	50	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	600	(2)	24	22	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	1,100	(4)	54	50	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	1,300	(5)	61	56	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	500	(2)	26	24	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	1,100	(4)	55	51	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	800	(3)	36	33	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	800	(3)	40	37	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	800	(3)	39	36	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	200	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	400	(1)	16	15	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	400	(1)	22	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	1,000	(4)	61	57	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	700	(3)	53	50	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	600	(3)	44	41	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	1,400	(5)	105	100	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	900	(3)	(44)	(47)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	300	(1)	(17)	(18)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	700	(2)	(39)	(41)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	200	(1)	(10)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	700	(2)	(33)	(35)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	700	(2)	(32)	(34)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	3,300	(12)	(164)	(176)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	700	(3)	(9)	(12)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	1,200	(5)	(17)	(22)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	300	0	32	32	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	500	0	45	45	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	100	0	8	8	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.622	Annual	11/15/2052	900	2	50	52	1	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.690	Annual	11/15/2052	300	(4)	18	14	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	10/23/2053	$4,500	$(78)	$1,789	$1,711	$5	$0
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053	4,010	244	1,072	1,316	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053	500	(3)	59	56	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	2,700	65	139	204	3	0

Total Swap Agreements						$(80)	$6,184	$6,104	$93	$(13)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$211	$93	$304	$0	$(107)	$(13)	$(120)

(h)

Securities with an aggregate market value of $1,871 and cash of $4,195 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	500	$ (1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	500	(1)	(3)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	400	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	700	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	700	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	600	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	100	0	0

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	500	(2)	(6)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	1,900	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	1,900	(5)	(31)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	600	(2)	(5)

Total Written Options							$(32)	$(55)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$0	$0	$0	$0	$(3)	$0	$(3)	$(3)	$0	$(3)
GLM	0	0	0	0	0	(10)	0	(10)	(10)	0	(10)
JPM	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
NGF	0	0	0	0	0	(36)	0	(36)	(36)	0	(36)

Total Over the Counter	$0	$0	$0	$0	$0	$(55)	$0	$(55)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$211	$211
Swap Agreements	0	0	0	0	93	93

	$0	$0	$0	$0	$304	$304

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$107	$107
Swap Agreements	0	0	0	0	13	13

	$0	$0	$0	$0	$120	$120

Over the counter
Written Options	$0	$0	$0	$0	$55	$55

	$0	$0	$0	$0	$175	$175

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2024:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$85	$85
Futures	0	0	0	0	(1,613)	(1,613)
Swap Agreements	0	0	0	0	(27)	(27)

	$0	$0	$0	$0	$(1,555)	$(1,555)

Over the counter
Written Options	$0	$0	$0	$0	$525	$525

	$0	$0	$0	$0	$(1,030)	$(1,030)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6,443	$6,443
Swap Agreements	0	0	0	0	3,285	3,285

	$0	$0	$0	$0	$9,728	$9,728

Over the counter
Written Options	$0	$0	$0	$0	$(28)	$(28)

	$0	$0	$0	$0	$9,700	$9,700

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$339	$0	$339
U.S. Government Agencies	0	73,854	0	73,854
U.S. Treasury Obligations	0	519,818	0	519,818
Non-Agency Mortgage-Backed Securities	0	16,844	0	16,844
Asset-Backed Securities
Automobile Sequential	0	1,254	0	1,254

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
CMBS Other	$0	$304	$0	$304
Home Equity Other	0	649	0	649
Other ABS	0	116	0	116
Short-Term Instruments
Repurchase Agreements	0	155,400	0	155,400
U.S. Treasury Bills	0	284	0	284

	$0	$768,862	$0	$768,862

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio	(Cont.)	December 31, 2024

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,820	$0	$0	$1,820

Total Investments	$1,820	$768,862	$0	$770,682

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(81)	$0	$(81)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$304	$0	$304

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(120)	$0	$(120)
Over the counter	0	(55)	0	(55)

	$0	$(175)	$0	$(175)

Total Financial Derivative Instruments	$0	$129	$0	$129

Totals	$1,820	$768,910	$0	$770,730

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	December 31, 2024

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio managers as a team. The financial information in the form of the portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

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Notes to Financial Statements	(Cont.)

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded

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fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading,

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Notes to Financial Statements	(Cont.)

clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds. If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).

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The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon

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request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$13,218	$499	$(13,806)	$(305)	$394	$0	$554	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,904	$600,915	$(600,999)	$0	$0	$1,820	$214	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes

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Notes to Financial Statements	(Cont.)

that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty.

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Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial

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Notes to Financial Statements	(Cont.)

derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(b) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities.

Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

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(c) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party

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agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches

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(to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional

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Notes to Financial Statements	(Cont.)

cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the

32	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.225%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	33

Notes to Financial Statements	(Cont.)

and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$1,242,046	$1,189,712	$824	$6,387

†	A zero balance may reflect actual amounts rounding to less than one thousand.

34	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2024		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	2,160	$16,542	4,521	$35,598

Administrative Class	5,560	42,720	5,714	44,845

Advisor Class	1,927	14,694	1,351	10,493
Issued as reinvestment of distributions

Institutional Class	225	1,707	162	1,252

Administrative Class	1,237	9,393	1,088	8,477

Advisor Class	155	1,175	116	903
Cost of shares redeemed

Institutional Class	(1,473)	(11,440)	(3,637)	(29,264)

Administrative Class	(9,439)	(72,173)	(5,579)	(43,616)

Advisor Class	(1,234)	(9,440)	(843)	(6,761)

Net increase (decrease) resulting from Portfolio share transactions	(882)	$(6,822)	2,893	$21,927

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 56% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Long-Term U.S. Government Portfolio	$2,879	$0	$(142,810)	$0	$(104,145)	$0	$0	$(244,076)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	35

Notes to Financial Statements	(Cont.)	December 31, 2024

(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, interest accrued on defaulted securities, and return of capital distributions from underlying funds.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Long-Term U.S. Government Portfolio	$95,782	$8,363

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Long-Term U.S. Government Portfolio	$920,358	$8,257	$(151,063)	$(142,806)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, interest accrued on defaulted securities, and return of capital distributions from underlying funds.

For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2024			December 31, 2023

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Long-Term U.S. Government Portfolio	$12,275	$0	$0	$10,636	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

36	PIMCO VARIABLE INSURANCE TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Long-Term U.S. Government Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Long-Term U.S. Government Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2024, the related statements of operations and cash flows for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2025

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	37

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.

BPG	BNP Paribas Securities Corp.	JPM	JP Morgan Chase Bank N.A.	UBS	UBS Securities LLC

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

SOFR	Secured Overnight Financing Rate

Other Abbreviations:

ABS	Asset-Backed Security	OIS	Overnight Index Swap	TBA	To-Be-Announced

CMBS	Collateralized Mortgage-Backed Security

38	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Long-Term U.S. Government Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0174	$0.0000	$0.0000	$0.0174

August 2024	$0.0202	$0.0000	$0.0000	$0.0202

September 2024	$0.0170	$0.0000	$0.0000	$0.0170

October 2024	$0.0188	$0.0000	$0.0000	$0.0188

November 2024	$0.0197	$0.0000	$0.0000	$0.0197

December 2024	$0.0203	$0.0000	$0.0000	$0.0203

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0165	$0.0000	$0.0000	$0.0165

August 2024	$0.0191	$0.0000	$0.0000	$0.0191

September 2024	$0.0161	$0.0000	$0.0000	$0.0161

October 2024	$0.0178	$0.0000	$0.0000	$0.0178

November 2024	$0.0188	$0.0000	$0.0000	$0.0188

December 2024	$0.0193	$0.0000	$0.0000	$0.0193

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0158	$0.0000	$0.0000	$0.0158

August 2024	$0.0184	$0.0000	$0.0000	$0.0184

September 2024	$0.0154	$0.0000	$0.0000	$0.0154

October 2024	$0.0172	$0.0000	$0.0000	$0.0172

November 2024	$0.0182	$0.0000	$0.0000	$0.0182

December 2024	$0.0187	$0.0000	$0.0000	$0.0187

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	39

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2024 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gains (000s†)	163(j) Interest Dividends (000s†)

PIMCO Long-Term U.S. Government Portfolio	0%	0%	$12,274	$0	$9,958

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO Long-Term U.S. Government Portfolio	0%

40	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	41

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal — Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	949,229,696.72	37,613,000.38

Kimberley G. Stafford†	952,414,717.16	34,427,979.95

Michael J. Berchtold	950,347,922.59	36,494,774.51

Jennifer Holden Dunbar	951,845,039.31	34,997,657.79

Kym M. Hubbard	950,843,616.44	35,999,080.66

Gary F. Kennedy	947,019,229.39	39,823,467.72

Anne K. Kratky	951,478,646.42	35,364,050.69

Steven Lipiner	949,338,055.21	37,504,641.90

Peter B. McCarthy	946,730,272.43	40,112,424.68

Ronald C. Parker	946,733,280.95	40,109,416.16

†	Interested Trustee

42	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2025.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	43

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 (the

44	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

“Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the five-year period ended March 31, 2024, and underperformed their respective performance indexes over the three- and ten-year periods ended March 31, 2024, and that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their performance index since inception for the period ended March 31, 2024. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the number or extent of the services provided by PIMCO to the Portfolios, the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	45

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

46	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain

“diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	47

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

48	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITLNGTRMFSTMAR_123124

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2024

PIMCO Low Duration Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Low Duration Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023,

which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Low Duration Portfolio	02/16/99	04/10/00	02/16/99	03/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of

Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the PIMCO Low Duration Portfolio	(Cont.)

party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights	PIMCO Low Duration Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

12/31/2024	$9.60	$0.41	$0.03	$0.44	$(0.40)	$0.00	$0.00	$(0.40)

12/31/2023	9.48	0.38	0.10	0.48	(0.33)	0.00	(0.03)	(0.36)

12/31/2022	10.24	0.17	(0.75)	(0.58)	(0.18)	0.00	0.00	(0.18)

12/31/2021	10.38	0.07	(0.14)	(0.07)	(0.07)	0.00	0.00	(0.07)

12/31/2020	10.20	0.13	0.19	0.32	(0.14)	0.00	0.00	(0.14)
Administrative Class

12/31/2024	9.60	0.40	0.02	0.42	(0.38)	0.00	0.00	(0.38)

12/31/2023	9.48	0.36	0.10	0.46	(0.31)	0.00	(0.03)	(0.34)

12/31/2022	10.24	0.16	(0.76)	(0.60)	(0.16)	0.00	0.00	(0.16)

12/31/2021	10.38	0.05	(0.14)	(0.09)	(0.05)	0.00	0.00	(0.05)

12/31/2020	10.20	0.11	0.19	0.30	(0.12)	0.00	0.00	(0.12)
Advisor Class

12/31/2024	9.60	0.39	0.02	0.41	(0.37)	0.00	0.00	(0.37)

12/31/2023	9.48	0.35	0.10	0.45	(0.30)	0.00	(0.03)	(0.33)

12/31/2022	10.24	0.15	(0.76)	(0.61)	(0.15)	0.00	0.00	(0.15)

12/31/2021	10.38	0.04	(0.14)	(0.10)	(0.04)	0.00	0.00	(0.04)

12/31/2020	10.20	0.10	0.19	0.29	(0.11)	0.00	0.00	(0.11)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.64	4.65%	$15,836	0.52%	0.52%	0.50%	0.50%	4.31%	299%

9.60	5.13	15,827	0.54	0.54	0.50	0.50	3.98	295

9.48	(5.69)	11,991	0.52	0.52	0.50	0.50	1.76	279

10.24	(0.68)	17,953	0.50	0.50	0.50	0.50	0.65	446

10.38	3.15	11,436	0.54	0.54	0.50	0.50	1.21	427

9.64	4.50	678,207	0.67	0.67	0.65	0.65	4.16	299

9.60	4.97	687,820	0.69	0.69	0.65	0.65	3.78	295

9.48	(5.83)	836,602	0.67	0.67	0.65	0.65	1.61	279

10.24	(0.83)	1,031,779	0.65	0.65	0.65	0.65	0.49	446

10.38	2.99	1,130,716	0.69	0.69	0.65	0.65	1.04	427

9.64	4.39	689,826	0.77	0.77	0.75	0.75	4.06	299

9.60	4.87	727,311	0.79	0.79	0.75	0.75	3.70	295

9.48	(5.93)	759,411	0.77	0.77	0.75	0.75	1.52	279

10.24	(0.93)	867,452	0.75	0.75	0.75	0.75	0.39	446

10.38	2.89	831,900	0.79	0.79	0.75	0.75	0.95	427

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Statement of Assets and Liabilities	PIMCO Low Duration Portfolio	December 31, 2024

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$1,461,045
Investments in Affiliates	120,490
Financial Derivative Instruments
Exchange-traded or centrally cleared	649
Over the counter	3,575
Cash	222
Deposits with counterparty	18,467
Foreign currency, at value	2,484
Receivable for investments sold	1,068
Receivable for investments sold on a delayed-delivery basis	5
Receivable for TBA investments sold	398,527
Receivable for Portfolio shares sold	98
Interest and/or dividends receivable	7,217
Dividends receivable from Affiliates	550
Total Assets	2,014,397

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$84,118
Financial Derivative Instruments
Exchange-traded or centrally cleared	234
Over the counter	491
Payable for investments purchased	28,100
Payable for investments in Affiliates purchased	583
Payable for TBA investments purchased	512,935
Deposits from counterparty	2,632
Payable for Portfolio shares redeemed	609
Accrued investment advisory fees	296
Accrued supervisory and administrative fees	296
Accrued distribution fees	146
Accrued servicing fees	88
Total Liabilities	630,528

Commitments and Contingent Liabilities^

Net Assets	$1,383,869

Net Assets Consist of:

Paid in capital	$1,527,220
Distributable earnings (accumulated loss)	(143,351)

Net Assets	$1,383,869

Net Assets:

Institutional Class	$15,836
Administrative Class	678,207
Advisor Class	689,826

Shares Issued and Outstanding:

Institutional Class	1,642
Administrative Class	70,330
Advisor Class	71,533

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.64
Administrative Class	9.64
Advisor Class	9.64

Cost of investments in securities	$1,484,052
Cost of investments in Affiliates	$120,090
Cost of foreign currency held	$2,614
Proceeds received on short sales	$84,689
Cost or premiums of financial derivative instruments, net	$1,767

* Includes repurchase agreements of:	$109,597

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Low Duration Portfolio

Year Ended December 31, 2024 (Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$62,848
Dividends from Investments in Affiliates	5,222
Total Income	68,070

Expenses:

Investment advisory fees	3,517
Supervisory and administrative fees	3,517
Distribution and/or servicing fees - Administrative Class	1,019
Distribution and/or servicing fees - Advisor Class	1,782
Trustee fees	51
Interest expense	314
Total Expenses	10,200

Net Investment Income (Loss)	57,870

Net Realized Gain (Loss):

Investments in securities	(3,135)
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	(6,222)
Over the counter financial derivative instruments	3,805
Short sales	27
Foreign currency	(296)

Net Realized Gain (Loss)	(5,822)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	795
Investments in Affiliates	645
Exchange-traded or centrally cleared financial derivative instruments	2,864
Over the counter financial derivative instruments	4,873
Foreign currency assets and liabilities	(161)

Net Change in Unrealized Appreciation (Depreciation)	9,016

Net Increase (Decrease) in Net Assets Resulting from Operations	$61,064

* Foreign tax withholdings	$12

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Statements of Changes in Net Assets	PIMCO Low Duration Portfolio

(Amounts in thousands†)	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$57,870	$55,918
Net realized gain (loss)	(5,822)	(19,639)
Net change in unrealized appreciation (depreciation)	9,016	34,543

Net Increase (Decrease) in Net Assets Resulting from Operations	61,064	70,822

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(618)	(459)
Administrative Class	(27,094)	(23,661)
Advisor Class	(27,705)	(23,520)

Tax basis return of capital
Institutional Class	0	(49)
Administrative Class	0	(2,651)
Advisor Class	0	(2,710)

Total Distributions(a)	(55,417)	(53,050)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(52,736)	(194,818)

Total Increase (Decrease) in Net Assets	(47,089)	(177,046)

Net Assets:

Beginning of year	1,430,958	1,608,004
End of year	$1,383,869	$1,430,958

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration Portfolio	December 31, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.6%

CORPORATE BONDS & NOTES 16.7%

BANKING & FINANCE 12.3%

ABN AMRO Bank NV
6.575% due 10/13/2026 •		$2,200	$2,224

Abu Dhabi Developmental Holding Co. PJSC
5.375% due 05/08/2029		1,800	1,822

American Honda Finance Corp.
5.000% due 05/23/2025		3,300	3,302
5.324% due 01/10/2025 •		3,100	3,100

Athene Global Funding
4.005% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	1,900	1,974

Banco Santander SA
3.496% due 03/24/2025		$4,600	4,590

Bank of Montreal
4.567% due 09/10/2027 •		2,100	2,094

Bank of Nova Scotia
5.450% due 06/12/2025		3,500	3,511

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		1,400	1,407

Barclays PLC
2.852% due 05/07/2026 •		5,100	5,062
5.304% due 08/09/2026 •		4,500	4,510

BPCE SA
5.975% due 01/18/2027 •		2,100	2,117
6.612% due 10/19/2027 •		5,000	5,126

Cape Lookout Re Ltd.
13.874% (T-BILL 3MO + 9.590%) due 03/28/2029 ~		1,500	1,523

Capital One Financial Corp.
2.636% due 03/03/2026 •		300	299
4.985% due 07/24/2026 •		4,100	4,098

Citibank NA
4.876% due 11/19/2027 •		1,600	1,602
4.929% due 08/06/2026		1,500	1,507
5.438% due 04/30/2026		2,500	2,524

Citigroup, Inc.
5.272% (SOFRRATE + 0.694%) due 01/25/2026 ~		2,124	2,125

Cooperatieve Rabobank UA
5.075% (SOFRINDX + 0.620%) due 08/28/2026 ~		1,700	1,704

Credit Agricole SA
5.633% (SOFRRATE + 1.210%) due 09/11/2028 ~		1,600	1,611

Danske Bank AS
5.427% due 03/01/2028 •		2,400	2,421

Deutsche Bank AG
4.999% due 09/11/2030 •		2,000	1,956
5.701% (SOFRRATE + 1.219%) due 11/16/2027 ~		4,600	4,618

Ford Motor Credit Co. LLC
5.800% due 03/05/2027		1,900	1,918

General Motors Financial Co., Inc.
5.400% due 05/08/2027		3,600	3,638

Goldman Sachs Bank USA
5.220% (SOFRRATE + 0.750%) due 05/21/2027 ~		1,400	1,404

Goldman Sachs Group, Inc.
5.049% due 07/23/2030 •		200	199
5.798% due 08/10/2026 •		4,100	4,124

HSBC Holdings PLC
6.161% due 03/09/2029 •		4,500	4,623

HSBC USA, Inc.
5.625% due 03/17/2025		1,700	1,703

ING Groep NV
3.869% due 03/28/2026 •		4,500	4,488

JPMorgan Chase & Co.
5.160% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	5,027
5.571% due 04/22/2028 •		1,200	1,221
6.070% due 10/22/2027 •		3,000	3,071

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Life Global Funding
4.050% due 08/25/2025		$4,100	$4,090

Mitsubishi UFJ Financial Group, Inc.
5.541% due 04/17/2026 •		3,100	3,105

Morgan Stanley
2.630% due 02/18/2026 •		8,100	8,077
5.644% (SOFRRATE + 1.020%) due 04/13/2028 ~		1,900	1,914

Morgan Stanley Bank NA
4.968% due 07/14/2028 •		500	502

NatWest Group PLC
7.472% due 11/10/2026 •		3,100	3,165

NatWest Markets PLC
3.479% due 03/22/2025		4,500	4,485

Pricoa Global Funding
4.200% due 08/28/2025		3,000	2,993

Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		2,200	2,140
6.833% due 11/21/2026 •		3,200	3,247

Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		5,300	5,212
5.464% due 01/13/2026		3,000	3,024

Swedbank AB
5.337% due 09/20/2027		4,100	4,139

Synchrony Bank
5.400% due 08/22/2025		4,300	4,307

Toyota Motor Credit Corp.
4.550% due 08/07/2026		500	501

UBS AG
3.700% due 02/21/2025		4,400	4,391
5.800% due 09/11/2025		3,600	3,628

UBS Group AG
4.488% due 05/12/2026 •		3,300	3,293
6.373% due 07/15/2026 •		4,200	4,231
6.537% due 08/12/2033 •		250	265

UBS Switzerland AG
3.390% due 12/05/2025	EUR	1,900	1,984

Wells Fargo & Co.
3.908% due 04/25/2026 •		$2,800	2,792

			169,728

INDUSTRIALS 2.9%

AbbVie, Inc.
4.800% due 03/15/2027		4,100	4,124

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		2,900	2,803

Amgen, Inc.
5.150% due 03/02/2028		283	285
5.250% due 03/02/2025		4,200	4,203

Broadcom, Inc.
5.050% due 07/12/2027		700	707

CommonSpirit Health
1.547% due 10/01/2025		4,900	4,786

Equifax, Inc.
5.100% due 12/15/2027		4,000	4,024

Hewlett Packard Enterprise Co.
4.450% due 09/25/2026		2,250	2,240

Hyundai Capital America
5.688% due 08/04/2025 •		2,600	2,610
5.875% due 04/07/2025		4,500	4,507
6.176% (SOFRRATE + 1.500%) due 01/08/2027 ~		4,000	4,048

Las Vegas Sands Corp.
5.900% due 06/01/2027		3,400	3,450

Stryker Corp.
4.250% due 09/11/2029		300	292

The Campbell’s Company
5.300% due 03/20/2026		1,700	1,712

			39,791

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 1.5%

AES Corp.
1.375% due 01/15/2026	$5,100	$4,915

Enel Finance International NV
4.500% due 06/15/2025	4,300	4,288
7.050% due 10/14/2025	5,000	5,082

Georgia Power Co.
5.256% (SOFRINDX + 0.750%) due 05/08/2025 ~	2,600	2,606

Pacific Gas & Electric Co.
4.950% due 06/08/2025	4,200	4,202

		21,093

Total Corporate Bonds & Notes (Cost $230,321)		230,612

U.S. GOVERNMENT AGENCIES 39.0%

Fannie Mae
1.000% due 01/25/2043	22	19
1.250% due 11/25/2027	1,847	1,780
2.080% due 10/01/2026	900	863
3.150% due 03/01/2026	2,800	2,756
3.220% due 01/01/2028	1,000	964
3.590% due 12/01/2025	2,800	2,774
4.750% due 07/25/2037 •	42	41
4.758% due 12/25/2042 ~	2	2
4.909% due 12/25/2036 •	13	12
5.000% due 04/25/2033	2	2
5.033% due 09/25/2042 - 03/25/2044 •	174	173
5.369% due 09/25/2049 •	243	241
5.539% due 08/25/2054 •	876	878
5.613% due 06/17/2027 •	3	3
5.634% due 12/25/2047 •	1,281	1,283
5.654% due 01/25/2051 •	1,281	1,284
6.127% due 06/01/2043 •	32	32
6.128% due 07/01/2042 •	14	14
6.177% due 09/01/2041 •	36	36
6.647% due 11/01/2035 •	9	9
6.703% due 07/01/2035 •	2	2
7.086% due 05/01/2038 •	512	533
7.207% due 09/01/2035 •	22	22

Freddie Mac
0.650% due 10/22/2025 - 10/27/2025	48,700	47,302
0.680% due 08/06/2025	18,800	18,403
0.800% due 10/28/2026 (e)	11,800	11,073
2.141% due 08/15/2044 •	761	744
3.000% due 01/01/2027	41	40
3.250% due 10/25/2033	2,367	2,352
3.318% due 04/25/2025 ~	1,500	1,491
3.590% due 01/25/2025 ~	37	37
4.000% due 12/01/2047 - 08/01/2048	2,124	1,975
4.713% due 08/25/2031 •	24	25
5.000% due 06/01/2031	51	52
5.216% due 08/25/2027 •	1,100	1,100
5.500% due 01/25/2047	1,602	1,605
5.539% due 08/25/2054 •	2,812	2,827
5.754% due 12/15/2050 •	964	963
6.025% due 02/25/2045 •	57	55
6.500% due 07/25/2043	21	22
7.356% due 09/01/2035 •	14	15
7.455% due 07/01/2035 •	9	9

Ginnie Mae
3.000% due 02/20/2030	76	73
3.500% due 10/20/2029	887	868
5.255% due 02/20/2074 •	1,085	1,084
5.286% due 10/20/2065 •	3,805	3,803
5.306% due 07/20/2063 •	261	261
5.405% due 04/20/2072 •	2,507	2,494
5.431% due 06/20/2065 •	360	360
5.505% due 07/20/2073 - 07/20/2074 •	7,208	7,289
5.555% due 09/20/2073 •	6,965	7,063
5.566% due 05/20/2066 •	358	358
5.575% due 08/20/2073 •	1,575	1,595
5.605% due 05/20/2073 •	2,917	2,961

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.616% due 04/20/2066 •	2,900	2,902
5.765% due 11/20/2072 •	10,854	11,080
5.775% due 11/20/2072 •	12,470	12,744
6.016% due 08/20/2070 •	3,802	3,886
6.105% due 08/20/2071 •	1,762	1,800
6.717% due 07/20/2067 •	3,409	3,448

Uniform Mortgage-Backed Security
2.500% due 01/01/2029	$55	$54
3.000% due 12/01/2026 - 04/01/2052	58,349	50,231
3.500% due 09/01/2030 - 12/01/2047	29,782	26,556
4.000% due 08/01/2044 - 08/01/2048	2,957	2,743
4.500% due 01/01/2025 - 08/01/2046	224	216
5.000% due 05/01/2027 - 06/01/2054	96,928	93,648
6.000% due 02/01/2033 - 01/01/2039	254	264
6.500% due 04/01/2036	38	39

Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2055	4,400	3,585
4.000% due 02/01/2055 - 03/01/2055	41,100	37,580
4.500% due 01/01/2040	200	196
5.500% due 02/01/2055	10,300	10,157
6.000% due 02/01/2055	146,500	147,061

Total U.S. Government Agencies (Cost $553,973)		540,212

U.S. TREASURY OBLIGATIONS 22.3%

U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2025	40,695	40,445
0.125% due 10/15/2025	1,642	1,623
0.375% due 07/15/2025	5,524	5,491
0.625% due 07/15/2032	9,995	8,937
1.125% due 01/15/2033	9,326	8,581

U.S. Treasury Notes
2.875% due 05/15/2032	2,100	1,887
3.625% due 05/15/2026	151,600	150,373
3.875% due 01/15/2026	53,100	52,928
4.125% due 01/31/2025	30,000	29,994
4.875% due 04/30/2026	8,600	8,668

Total U.S. Treasury Obligations (Cost $310,295)		308,927

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%

Adjustable Rate Mortgage Trust
5.798% due 09/25/2035 ~	100	87

AOA Mortgage Trust
5.387% due 10/15/2038 •	3,320	3,264

Atrium Hotel Portfolio Trust
5.625% due 12/15/2036 •	3,614	3,536

Banc of America Funding Trust
5.100% due 01/20/2047 ~	69	58

Banc of America Mortgage Trust
6.565% due 08/25/2034 ~	77	77
6.619% due 07/25/2034 ~	75	72

Bear Stearns Adjustable Rate Mortgage Trust
5.094% due 01/25/2035 ~	826	796
5.125% due 01/25/2035 ~	23	19
5.251% due 07/25/2034 ~	47	43
5.957% due 01/25/2034 ~	4	3

Bear Stearns ALT-A Trust
4.773% due 02/25/2034 •	74	69

Bear Stearns Structured Products, Inc. Trust
4.219% due 12/26/2046 ~	132	103
5.514% due 01/26/2036 ~	168	122

BX Trust
5.146% due 04/15/2039 •	771	767

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.733% due 01/25/2035 •	4	4

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust
6.223% due 08/25/2035 ~		38	34
7.410% due 05/25/2035 •		6	6

Colony Mortgage Capital Ltd.
5.976% due 11/15/2038 •		4,370	4,320

Countrywide Alternative Loan Trust
6.000% due 10/25/2033		$4	$4

Countrywide Home Loan Mortgage Pass-Through Trust
5.165% due 11/25/2034 ~		93	88
5.400% due 02/20/2035 ~		16	16
6.028% due 11/20/2034 ~		208	198
6.248% due 02/20/2036 •		131	119

CRSNT Commercial Mortgage Trust
5.334% due 04/15/2036 •		6,000	5,943

DBGS Mortgage Trust
5.290% due 06/15/2033 •		2,100	1,963
5.907% due 10/15/2036 •		100	99

DROP Mortgage Trust
5.661% due 10/15/2043 •		5,000	4,751

Eurosail PLC
5.796% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	2,708	3,374

First Horizon Alternative Mortgage Securities Trust
5.678% due 09/25/2034 ~		$54	54

First Horizon Mortgage Pass-Through Trust
6.743% due 08/25/2035 ~		44	32

Formentera Issuer PLC
5.574% due 07/28/2047 •	GBP	2,018	2,526

GMAC Mortgage Corp. Loan Trust
3.666% due 11/19/2035 ~		20	17

Great Hall Mortgages PLC
4.812% due 06/18/2039 •		48	48

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~		4,142	3,466

GSR Mortgage Loan Trust
5.330% due 09/25/2035 ~		63	60
7.338% due 09/25/2034 ~		18	18

HarborView Mortgage Loan Trust
4.921% due 05/19/2035 •		27	26
5.052% due 07/19/2035 ~		148	110

Impac CMB Trust
5.453% due 07/25/2033 •		1	1

InTown Mortgage Trust
6.886% due 08/15/2039 •		4,200	4,211

JP Morgan Mortgage Trust
5.750% due 01/25/2036		10	5

Merrill Lynch Mortgage Investors Trust
4.953% due 11/25/2035 •		17	16
5.113% due 09/25/2029 •		18	19

Natixis Commercial Mortgage Securities Trust
5.612% due 08/15/2038 •		4,300	4,095

NYO Commercial Mortgage Trust
5.607% due 11/15/2038 •		4,400	4,319

OBX Trust
3.000% due 01/25/2052 ~		4,077	3,419

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.013% due 12/25/2035 •		130	127

PHHMC Pass - Through Trust
5.865% due 07/18/2035 ~		51	49

Prime Mortgage Trust
4.853% due 02/25/2034 •		1	1

Residential Funding Mortgage Securities, Inc. Trust
6.092% due 09/25/2035 ~		339	221

RESIMAC Premier
5.295% due 02/03/2053 •		3,299	3,296

Ripon Mortgages PLC
5.427% due 08/28/2056 •	GBP	5,079	6,365
5.860% due 08/28/2056 ~		7,000	8,768

SFO Commercial Mortgage Trust
5.661% due 05/15/2038 •		$2,200	2,149

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
4.943% due 08/25/2035 ~		$49	$42
6.225% due 01/25/2035 •		75	68
7.203% due 02/25/2034 ~		30	29

Structured Asset Mortgage Investments Trust
5.013% due 02/25/2036 •		33	28

Waikiki Beach Hotel Trust
5.745% due 12/15/2033 •		4,500	4,472

WaMu Mortgage Pass-Through Certificates Trust
4.993% due 12/25/2045 •		23	23
5.133% due 01/25/2045 •		167	163
6.225% due 06/25/2042 •		3	3

Total Non-Agency Mortgage-Backed Securities (Cost $81,728)			78,181

ASSET-BACKED SECURITIES 10.7%

AUTOMOBILE ABS OTHER 0.2%

GM Financial Consumer Automobile Receivables Trust
4.988% due 03/16/2027 •		2,687	2,690

AUTOMOBILE SEQUENTIAL 2.2%

Bank of America Auto Trust
5.830% due 05/15/2026		329	330

CarMax Auto Owner Trust
5.650% due 05/17/2027		1,727	1,736

Carvana Auto Receivables Trust
5.420% due 04/10/2028		3,808	3,828

Chase Auto Owner Trust
5.480% due 04/26/2027		2,007	2,014
5.660% due 05/26/2027		1,389	1,395

Chesapeake Funding LLC
5.520% due 05/15/2036		2,912	2,945

Citizens Auto Receivables Trust
5.840% due 01/18/2028		1,000	1,011

Enterprise Fleet Financing LLC
4.380% due 07/20/2029		1,595	1,593
5.760% due 10/22/2029		1,360	1,370

Ford Auto Securitization Trust
6.027% due 07/15/2028	CAD	1,800	1,286

Ford Credit Auto Owner Trust
4.850% due 08/15/2035		$1,250	1,256

Hertz Vehicle Financing LLC
3.730% due 09/25/2026		4,500	4,476

Oscar U.S. Funding LLC
2.820% due 04/10/2029		4,600	4,499

Veros Auto Receivables Trust
7.120% due 11/15/2028		585	588

Westlake Automobile Receivables Trust
4.820% due 09/15/2027		2,100	2,104

			30,431

CMBS OTHER 3.3%

Arbor Realty Commercial Real Estate Notes Ltd.
5.862% due 11/15/2036 •		3,450	3,458

AREIT Trust
5.850% due 01/20/2037 •		3,116	3,106

BDS Ltd.
5.840% due 12/16/2036 •		3,186	3,188

Fortress Credit Investments Ltd.
6.455% due 02/23/2039 •		1,280	1,267

GPMT Ltd.
5.740% due 07/16/2035 •		1,889	1,870

KREF Ltd.
5.816% due 02/17/2039 •		4,412	4,435

LoanCore Issuer Ltd.
6.148% due 01/17/2037 •		3,671	3,697

Lument Finance Trust, Inc.
5.682% due 06/15/2039 •		2,186	2,183

MF1 LLC
6.516% due 06/19/2037 •		4,263	4,270

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MF1 Ltd.
5.716% due 02/19/2037 •	$4,599	$4,599

PFP Ltd.
6.671% due 08/19/2035 •	2,933	2,944

Ready Capital Mortgage Financing LLC
6.219% due 01/25/2037 •	2,281	2,284
6.806% due 06/25/2037 •	1,461	1,467

TPG Real Estate Finance Issuer Ltd.
5.696% due 03/15/2038 •	2,294	2,296
6.032% due 02/15/2039 •	4,453	4,485

VMC Finance LLC
5.590% due 06/16/2036 •	285	286

		45,835

CREDIT CARD BULLET 0.2%

Citibank Credit Card Issuance Trust
5.207% due 08/07/2027 •	2,100	2,106

CREDIT CARD OTHER 0.7%

Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027	5,500	5,522

Synchrony Card Funding LLC
5.740% due 10/15/2029	4,400	4,486

		10,008

HOME EQUITY OTHER 0.8%

ACE Securities Corp. Home Equity Loan Trust
4.573% due 10/25/2036 •	43	16
5.353% due 12/25/2034 •	738	655
5.383% due 02/25/2036 •	2,225	2,051

Asset-Backed Securities Corp. Home Equity Loan Trust
6.162% due 03/15/2032 •	13	14

Countrywide Asset-Backed Certificates Trust
5.153% due 12/25/2033 •	284	278

Credit Suisse First Boston Mortgage Securities Corp.
4.524% due 01/25/2032 •	2	2

GE-WMC Mortgage Securities Trust
4.533% due 08/25/2036 •	6	3

Morgan Stanley ABS Capital, Inc. Trust
4.703% due 05/25/2037 •	3,784	3,346

NovaStar Mortgage Funding Trust
4.773% due 05/25/2036 •	761	752

Residential Asset Securities Corp. Trust
5.338% due 01/25/2034 •	157	158

Structured Asset Investment Loan Trust
5.158% due 03/25/2034 •	151	153

Structured Asset Securities Corp. Mortgage Loan Trust
5.073% due 05/25/2036 •	2,846	2,747

Towd Point HE Trust
0.918% due 02/25/2063 ~	531	518

		10,693

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 3.3%

Bain Capital Credit CLO Ltd.
5.759% due 10/20/2034 •		$1,400	$1,403

Carlyle Euro CLO DAC
3.913% due 08/15/2032 •	EUR	4,295	4,441

CIFC Funding Ltd.
5.846% due 10/24/2030 •		$2,407	2,412

CQS U.S. CLO Ltd.
6.467% due 07/20/2031 •		2,260	2,263

Elevation CLO Ltd.
5.926% due 01/25/2035 •		1,200	1,209

Fortress Credit Bsl Ltd.
5.649% due 07/23/2032 •		1,000	1,003

Indigo Credit Management DAC
4.004% due 07/15/2038 •	EUR	1,200	1,243

LCM Ltd.
5.717% due 07/20/2030 •		$829	829

Madison Park Euro Funding DAC
3.979% due 07/15/2032 •	EUR	4,194	4,338

Massachusetts Educational Financing Authority
6.395% due 04/25/2038 •		$51	51

Palmer Square European Loan Funding DAC
3.964% due 04/15/2031 •	EUR	1,673	1,734

Pikes Peak CLO
5.852% due 10/11/2034 •		$1,000	1,003
5.866% due 07/15/2034 •		1,100	1,103

Sandstone Peak Ltd.
5.936% due 10/15/2034 •		2,200	2,208

SMB Private Education Loan Trust
3.940% due 02/16/2055		2,580	2,471
5.380% due 07/15/2053		949	951
5.670% due 11/15/2052		2,368	2,403
6.048% due 02/16/2055 •		2,580	2,616

Sound Point CLO Ltd.
5.859% due 10/20/2030 •		1,586	1,588
5.867% due 07/25/2030 •		685	686

Steele Creek CLO Ltd.
5.949% due 04/21/2031 •		384	384

Stonepeak ABS
2.301% due 02/28/2033		2,051	1,967

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		500	500

Toro European CLO DAC
3.833% due 02/15/2034 •	EUR	5,391	5,572

Voya CLO Ltd.
5.859% due 04/17/2030 •		$1,110	1,112

			45,490

Total Asset-Backed Securities (Cost $149,248)			147,253

SOVEREIGN ISSUES 2.1%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (a)	BRL	121,900	19,154

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029	$3,100	$3,159

Korea Expressway Corp.
5.000% due 05/14/2027	2,000	2,018

Korea Housing Finance Corp.
4.875% due 08/27/2027	1,300	1,307

Poland Government International Bond
4.625% due 03/18/2029	3,850	3,811

Total Sovereign Issues (Cost $32,097)		29,449

SHORT-TERM INSTRUMENTS 9.1%

COMMERCIAL PAPER 1.2%

Constellation Brands, Inc.
4.950% due 01/08/2025	250	250

Crown Castle, Inc.
4.990% due 01/16/2025	5,950	5,937

Keurig Dr Pepper, Inc.
4.650% due 01/24/2025	6,750	6,730

Southern California Edison Co.
5.000% due 01/07/2025	3,900	3,897

		16,814

REPURCHASE AGREEMENTS (c) 7.9%
		109,597

Total Short-Term Instruments (Cost $126,390)		126,411

Total Investments in Securities (Cost $1,484,052)		1,461,045

	SHARES
INVESTMENTS IN AFFILIATES 8.7%

SHORT-TERM INSTRUMENTS 8.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.7%

PIMCO Short Asset Portfolio	12,236,099	119,840

PIMCO Short-Term Floating NAV Portfolio III	66,767	650

Total Short-Term Instruments (Cost $120,090)		120,490

Total Investments in Affiliates (Cost $120,090)		120,490

Total Investments 114.3% (Cost $1,604,142)		$1,581,535

Financial Derivative Instruments (d)(f) 0.2% (Cost or Premiums, net $1,767)		3,499

Other Assets and Liabilities, net (14.5)%		(201,165)

Net Assets 100.0%		$1,383,869

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.550%	12/31/2024	01/02/2025	$	32,800	U.S. Treasury Notes 4.250% due 06/30/2029	$(33,408)	$32,800	$32,808
SAL	4.570	01/02/2025	01/03/2025		100	U.S. Treasury Notes 4.125% due 09/30/2027	(104)	100	100
	4.600	01/02/2025	01/03/2025		28,000	U.S. Treasury Notes 3.500% due 04/30/2028	(28,711)	28,000	28,000
TOR	3.260	12/27/2024	01/03/2025	CAD	70,000	Province of Alberta 1.650% due 06/01/2031	(50,032)	48,697	48,723

Total Repurchase Agreements							$(112,255)	$109,597	$109,631

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (6.1)%
Uniform Mortgage-Backed Security, TBA	3.000%	02/01/2055	$63,100	$(54,286)	$(53,606)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2055	34,500	(30,403)	(30,512)

Total Short Sales (6.1)%				$(84,689)	$(84,118)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$32,808	$0	$0	$32,808	$(33,408)	$(600)
SAL	28,100	0	0	28,100	(28,815)	(715)
TOR	48,723	0	0	48,723	(50,032)	(1,309)

Total Borrowings and Other Financing Transactions	$109,631	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(459) at a weighted average interest rate of 5.452%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bobl February 2025 Futures	EUR 117.500	01/24/2025	5	$5	$(1)	$(1)
Call - EUREX Euro-Bobl February 2025 Futures	119.250	01/24/2025	5	5	(1)	0
Put - EUREX Euro-Bund February 2025 Futures	135.500	01/10/2025	3	3	(2)	(7)
Call - EUREX Euro-Bund February 2025 Futures	138.500	01/10/2025	3	3	(1)	0

Total Written Options					$(5)	$(8)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2025	4,671	$960,401	$(483)	$0	$(73)
U.S. Treasury 5-Year Note March Futures	03/2025	1,406	149,464	(773)	0	(132)

				$(1,256)	$0	$(205)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2025	880	$(95,700)	$953	$192	$0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	1,064	(118,437)	1,709	266	0

				$2,662	$458	$0

Total Futures Contracts				$1,406	$458	$(205)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.305%	EUR 900	$5	$1	$6	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	45,700	$712	$(1,006)	$(294)	$126	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		$27,420	187	1	188	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		31,500	(120)	(1,798)	(1,918)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		16,000	36	180	216	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		7,930	0	204	204	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		2,600	0	61	61	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		1,700	0	36	36	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		1,400	0	29	29	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		5,900	0	118	118	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		2,700	0	54	54	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		5,600	0	102	102	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		3,700	0	65	65	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		2,100	0	36	36	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		12,230	1,262	458	1,720	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		800	(3)	19	16	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		400	(2)	11	9	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		700	(3)	22	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		1,180	(4)	49	45	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		200	(1)	10	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		600	(2)	29	27	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		600	(2)	29	27	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		800	(3)	37	34	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		300	(1)	16	15	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		200	(1)	12	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		600	(2)	36	34	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		150	(1)	12	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		300	(1)	22	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		600	(3)	44	41	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		200	(1)	15	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		500	(2)	38	36	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		700	(3)	52	49	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		200	(1)	0	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	700	(1)	(11)	(12)	0	(1)
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		300	0	(4)	(4)	0	(1)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		200	0	0	0	0	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		520	(1)	(12)	(13)	0	(3)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		200	(1)	(2)	(3)	0	(1)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		800	(2)	2	0	0	(2)

							$2,035	$(1,021)	$1,014	$189	$(21)

Total Swap Agreements							$2,040	$(1,020)	$1,020	$189	$(21)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$458	$191	$649	$(8)	$(205)	$(21)	$(234)

(e)

Securities with an aggregate market value of $1,360 and cash of $18,467 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $2 is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $2 for closed swap agreements is outstanding at period end.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2025	NZD	1,860		$1,096	$55	$0

BPS	01/2025	CAD	6,125		4,367	104	0
	01/2025	CNH	211		29	0	0
	01/2025		$13	CNH	97	0	0
	01/2025	ZAR	10,097		$571	37	0
	02/2025	CNH	202		28	0	0
	05/2025		142		20	0	0

BRC	01/2025	GBP	17,646		22,214	125	0
	01/2025		$28	MYR	126	0	0
	03/2025		36	ILS	129	0	(1)

CBK	01/2025	CNH	4		$1	0	0

GLM	04/2025	BRL	120,100		21,527	2,373	0

JPM	01/2025	CNH	218		30	1	0
	04/2025	BRL	1,800		320	33	0

MBC	01/2025	CAD	70,044		48,700	0	(29)
	01/2025	CNH	47		7	0	0
	01/2025	EUR	21,912		23,079	371	0
	01/2025		$7	CNH	51	0	0
	01/2025		1,083	GBP	852	0	(17)
	03/2025		12	ILS	41	0	0
	05/2025	CNH	96		$13	0	0

SCX	01/2025		108		15	0	0
	05/2025		94		13	0	0

Total Forward Foreign Currency Contracts						$3,099	$(47)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	24,800	$23	$16

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	10/30/2025	46,800	251	131

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	08/01/2025	138,100	843	279

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/06/2025	23,600	0	1
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/10/2025	35,500	0	1
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/11/2025	26,400	0	1
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/12/2025	40,000	0	2
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/13/2025	39,700	0	2

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	07/08/2025	159,800	192	41

Total Purchased Options							$1,309	$474

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	200	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	200	(1)	(1)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	800	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	800	(2)	(15)

CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	2,800	(21)	(4)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	46,800	(95)	(40)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	46,800	(156)	(74)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	138,100	(318)	(59)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	138,100	(525)	(130)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	200	(1)	(3)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	500	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	500	(1)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	400	(1)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	700	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	700	(2)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	500	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	1,500	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	500	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	1,500	(5)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	600	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	600	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.243	03/06/2025	2,600	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.255	03/10/2025	3,900	0	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/11/2025	2,900	0	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.245	03/12/2025	4,400	0	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/13/2025	4,400	0	(3)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	600	(2)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	300	(1)	(6)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	100	0	(1)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	1,100	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	1,100	(3)	(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	1,000	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	1,000	(3)	(8)

RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	300	(1)	(4)

Total Written Options							$(1,170)	$(413)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	Colombia Government International Bond	1.000%	Quarterly	06/20/2027	1.199%	$800	$(38)	$35	$0	$(3)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	200	(18)	16	0	(2)

CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.977	2,400	(117)	119	2	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	900	(32)	28	0	(4)

MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	1,400	(50)	44	0	(6)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	1,700	(152)	136	0	(16)

Total Swap Agreements							$(407)	$378	$2	$(31)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$55	$0	$0	$55	$0	$0	$0	$0	$55	$0	$55
BOA	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
BPS	141	0	0	141	0	(15)	(5)	(20)	121	0	121
BRC	125	0	0	125	(1)	0	0	(1)	124	0	124
CBK	0	16	2	18	0	(4)	(4)	(8)	10	0	10
DUB	0	131	0	131	0	(114)	0	(114)	17	0	17
FAR	0	279	0	279	0	(192)	0	(192)	87	(40)	47
GLM	2,373	7	0	2,380	0	(43)	0	(43)	2,337	(2,210)	127
JPM	34	0	0	34	0	(14)	0	(14)	20	(30)	(10)
MBC	371	0	0	371	(46)	0	0	(46)	325	(260)	65
MYC	0	41	0	41	0	0	(22)	(22)	19	0	19
NGF	0	0	0	0	0	(26)	0	(26)	(26)	0	(26)
RYL	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)

Total Over the Counter	$3,099	$474	$2	$3,575	$(47)	$(413)	$(31)	$(491)

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$458	$458
Swap Agreements	0	0	0	0	191	191

	$0	$0	$0	$0	$649	$649

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,099	$0	$3,099
Purchased Options	0	0	0	0	474	474
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$3,099	$474	$3,575

	$0	$2	$0	$3,099	$1,123	$4,224

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$8	$8
Futures	0	0	0	0	205	205
Swap Agreements	0	0	0	0	21	21

	$0	$0	$0	$0	$234	$234

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$47	$0	$47
Written Options	0	0	0	0	413	413
Swap Agreements	0	31	0	0	0	31

	$0	$31	$0	$47	$413	$491

	$0	$31	$0	$47	$647	$725

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$190	$190
Futures	0	0	0	0	(8,212)	(8,212)
Swap Agreements	0	27	0	0	1,773	1,800

	$0	$27	$0	$0	$(6,249)	$(6,222)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,662	$0	$2,662
Purchased Options	0	0	0	0	303	303
Written Options	0	0	0	0	765	765
Swap Agreements	0	75	0	0	0	75

	$0	$75	$0	$2,662	$1,068	$3,805

	$0	$102	$0	$2,662	$(5,181)	$(2,417)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(4)	$(4)
Futures	0	0	0	0	3,141	3,141
Swap Agreements	0	9	0	0	(282)	(273)

	$0	$9	$0	$0	$2,855	$2,864

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,959	$0	$4,959
Purchased Options	0	0	0	0	(834)	(834)
Written Options	0	0	0	0	785	785
Swap Agreements	0	(37)	0	0	0	(37)

	$0	$(37)	$0	$4,959	$(49)	$4,873

	$0	$(28)	$0	$4,959	$2,806	$7,737

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)	December 31, 2024

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$169,728	$0	$169,728
Industrials	0	39,791	0	39,791
Utilities	0	21,093	0	21,093
U.S. Government Agencies	0	540,212	0	540,212
U.S. Treasury Obligations	0	308,927	0	308,927
Non-Agency Mortgage-Backed Securities	0	78,181	0	78,181
Asset-Backed Securities
Automobile ABS Other	0	2,690	0	2,690
Automobile Sequential	0	30,431	0	30,431
CMBS Other	0	45,835	0	45,835
Credit Card Bullet	0	2,106	0	2,106
Credit Card Other	0	10,008	0	10,008
Home Equity Other	0	10,693	0	10,693
Other ABS	0	45,490	0	45,490
Sovereign Issues	0	29,449	0	29,449
Short-Term Instruments
Commercial Paper	0	16,814	0	16,814
Repurchase Agreements	0	109,597	0	109,597

	$0	$1,461,045	$0	$1,461,045

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$120,490	$0	$0	$120,490

Total Investments	$120,490	$1,461,045	$0	$1,581,535

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(84,118)	$0	$(84,118)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	647	0	647
Over the counter	0	3,575	0	3,575

	$0	$4,222	$0	$4,222

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(226)	0	(234)
Over the counter	0	(491)	0	(491)

	$(8)	$(717)	$0	$(725)

Total Financial Derivative Instruments	$(8)	$3,505	$0	$3,497

Totals	$120,482	$1,380,432	$0	$1,500,914

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	December 31, 2024

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Low Duration Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio managers as a team. The financial information in the form of the portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Notes to Financial Statements	(Cont.)

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

22	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	23

Notes to Financial Statements	(Cont.)

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.)

24	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the

Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	25

Notes to Financial Statements	(Cont.)

transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid

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quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$56,786	$62,411	$(1)	$0	$644	$119,840	$3,412	$ 0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$40	$249,610	$(249,000)	$(1)	$1	$650	$1,810	$ 0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

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Notes to Financial Statements	(Cont.)

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans

(including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are

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types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of December 31, 2024, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the

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Notes to Financial Statements	(Cont.)

TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a

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joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written.

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Notes to Financial Statements	(Cont.)

These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit

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default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed

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Notes to Financial Statements	(Cont.)

securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the

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lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches

(to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the

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Notes to Financial Statements	(Cont.)

short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and

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information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers,

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Notes to Financial Statements	(Cont.)

such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring

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through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The

Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	39

Notes to Financial Statements	(Cont.)

of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$3,841,144	$3,685,956	$97,221	$172,810

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2024		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	360	$3,472	541	$5,143

Administrative Class	13,738	132,701	9,887	93,721

Advisor Class	7,019	67,379	7,100	67,402
Issued as reinvestment of distributions

Institutional Class	64	618	54	508

Administrative Class	2,820	27,094	2,767	26,250

Advisor Class	2,884	27,705	2,765	26,230
Cost of shares redeemed

Institutional Class	(431)	(4,156)	(211)	(2,007)

Administrative Class	(17,873)	(171,836)	(29,271)	(277,240)

Advisor Class	(14,128)	(135,713)	(14,226)	(134,825)

Net increase (decrease) resulting from Portfolio share transactions	(5,547)	$(52,736)	(20,594)	$(194,818)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, three persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 52% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

40	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

As of December 31, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Low Duration Portfolio	$960	$0	$(25,450)	$0	$(118,861)	$0	$0	$(143,351)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), interest accrued on defaulted securities, and return of capital distributions from underlying funds.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Low Duration Portfolio	$65,244	$53,617

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Low Duration Portfolio	$1,528,224	$13,925	$(39,230)	$(25,305)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), interest accrued on defaulted securities, and return of capital distributions from underlying funds.

For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2024			December 31, 2023

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Low Duration Portfolio	$55,417	$0	$0	$47,640	$0	$5,410

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	41

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Low Duration Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Low Duration Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2025

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

42	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	RYL	NatWest Markets Plc

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

BRL	Brazilian Real	GBP	British Pound	NZD	New Zealand Dollar

CAD	Canadian Dollar	ILS	Israeli Shekel	USD (or $)	United States Dollar

CNH	Chinese Renminbi (Offshore)	MYR	Malaysian Ringgit	ZAR	South African Rand

EUR	Euro

Exchange Abbreviations:

EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	SOFR	Secured Overnight Financing Rate	SONIA	Sterling Overnight Interbank Average Rate

BP0003M	3 Month GBP-LIBOR	SOFRINDX	Secured Overnight Financing Rate Index	SONIO	Sterling Overnight Interbank Average Rate

EUR003M	3 Month EUR Swap Rate

Other Abbreviations:

ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation	EURIBOR	Euro Interbank Offered Rate

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	43

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Low Duration Portfolio
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0350	$0.0000	$0.0000	$0.0350

August 2024	$0.0352	$0.0000	$0.0000	$0.0352

September 2024	$0.0319	$0.0000	$0.0000	$0.0319

October 2024	$0.0335	$0.0000	$0.0000	$0.0335

November 2024	$0.0339	$0.0000	$0.0000	$0.0339

December 2024	$0.0330	$0.0000	$0.0000	$0.0330

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0338	$0.0000	$0.0000	$0.0338

August 2024	$0.0339	$0.0000	$0.0000	$0.0339

September 2024	$0.0308	$0.0000	$0.0000	$0.0308

October 2024	$0.0323	$0.0000	$0.0000	$0.0323

November 2024	$0.0327	$0.0000	$0.0000	$0.0327

December 2024	$0.0318	$0.0000	$0.0000	$0.0318

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0330	$0.0000	$0.0000	$0.0330

August 2024	$0.0330	$0.0000	$0.0000	$0.0330

September 2024	$0.0301	$0.0000	$0.0000	$0.0301

October 2024	$0.0314	$0.0000	$0.0000	$0.0314

November 2024	$0.0319	$0.0000	$0.0000	$0.0319

December 2024	$0.0310	$0.0000	$0.0000	$0.0310

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

44	PIMCO VARIABLE INSURANCE TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2024 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gains (000s†)	163(j) Interest Dividends (000s†)

PIMCO Low Duration Portfolio	0%	0%	$46,481	$0	$49,077

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO Low Duration Portfolio	0%

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	45

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

46	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	949,229,696.72	37,613,000.38

Kimberley G. Stafford†	952,414,717.16	34,427,979.95

Michael J. Berchtold	950,347,922.59	36,494,774.51

Jennifer Holden Dunbar	951,845,039.31	34,997,657.79

Kym M. Hubbard	950,843,616.44	35,999,080.66

Gary F. Kennedy	947,019,229.39	39,823,467.72

Anne K. Kratky	951,478,646.42	35,364,050.69

Steven Lipiner	949,338,055.21	37,504,641.90

Peter B. McCarthy	946,730,272.43	40,112,424.68

Ronald C. Parker	946,733,280.95	40,109,416.16

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	47

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2025.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including

48	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 (the

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

“Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the five-year period ended March 31, 2024, and underperformed their respective performance indexes over the three- and ten-year periods ended March 31, 2024, and that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their performance index since inception for the period ended March 31, 2024. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different

50	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the

52	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	53

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITLOWDURFSTMAR_123124

PIMCO VARIABLE INSURANCE TRUST

Annual

Financial and Other Information

December 31, 2024

PIMCO Real Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Real Return Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian

2	PIMCO VARIABLE INSURANCE TRUST

entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Portfolio may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Real Return Portfolio	09/30/99	04/10/00	09/30/99	02/28/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust,

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the PIMCO Real Return Portfolio	(Cont.)

and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights	PIMCO Real Return Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

12/31/2024	$11.57	$0.33	$(0.07)	$0.26	$(0.32)	$0.00	$0.00	$(0.32)

12/31/2023	11.49	0.38	0.06	0.44	(0.24)	0.00	(0.12)	(0.36)

12/31/2022	13.99	0.91	(2.51)	(1.60)	(0.90)	0.00	0.00	(0.90)

12/31/2021	13.92	0.74	0.04	0.78	(0.71)	0.00	0.00	(0.71)

12/31/2020	12.64	0.19	1.30	1.49	(0.21)	0.00	0.00	(0.21)
Administrative Class

12/31/2024	11.57	0.31	(0.07)	0.24	(0.30)	0.00	0.00	(0.30)

12/31/2023	11.49	0.36	0.06	0.42	(0.22)	0.00	(0.12)	(0.34)

12/31/2022	13.99	0.89	(2.51)	(1.62)	(0.88)	0.00	0.00	(0.88)

12/31/2021	13.92	0.71	0.05	0.76	(0.69)	0.00	0.00	(0.69)

12/31/2020	12.64	0.17	1.30	1.47	(0.19)	0.00	0.00	(0.19)
Advisor Class

12/31/2024	11.57	0.30	(0.07)	0.23	(0.29)	0.00	0.00	(0.29)

12/31/2023	11.49	0.35	0.06	0.41	(0.21)	0.00	(0.12)	(0.33)

12/31/2022	13.99	0.87	(2.50)	(1.63)	(0.87)	0.00	0.00	(0.87)

12/31/2021	13.92	0.71	0.04	0.75	(0.68)	0.00	0.00	(0.68)

12/31/2020	12.64	0.15	1.31	1.46	(0.18)	0.00	0.00	(0.18)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$11.51	2.29%	$173,182	0.92%	0.92%	0.50%	0.50%	2.82%	212%

11.57	3.92	187,819	0.69	0.69	0.50	0.50	3.28	125

11.49	(11.85)	200,491	0.62	0.62	0.50	0.50	7.26	97

13.99	5.74	233,090	0.52	0.52	0.50	0.50	5.30	162

13.92	11.88	199,783	0.69	0.69	0.50	0.50	1.39	240

11.51	2.13	856,992	1.07	1.07	0.65	0.65	2.68	212

11.57	3.76	954,046	0.84	0.84	0.65	0.65	3.13	125

11.49	(11.98)	1,035,782	0.77	0.77	0.65	0.65	7.13	97

13.99	5.59	1,326,535	0.67	0.67	0.65	0.65	5.13	162

13.92	11.71	1,278,844	0.84	0.84	0.65	0.65	1.24	240

11.51	2.03	350,085	1.17	1.17	0.75	0.75	2.59	212

11.57	3.66	339,612	0.94	0.94	0.75	0.75	3.03	125

11.49	(12.07)	342,311	0.87	0.87	0.75	0.75	6.99	97

13.99	5.48	396,259	0.77	0.77	0.75	0.75	5.09	162

13.92	11.60	344,989	0.94	0.94	0.75	0.75	1.09	240

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Statement of Assets and Liabilities	PIMCO Real Return Portfolio	December 31, 2024

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$2,357,835
Investments in Affiliates	36
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,692
Over the counter	4,570
Cash	526
Deposits with counterparty	5,573
Foreign currency, at value	2,215
Receivable for investments sold	942,186
Receivable for investments sold on a delayed-delivery basis	792
Receivable for TBA investments sold	249,753
Receivable for Portfolio shares sold	1,575
Interest and/or dividends receivable	6,718
Dividends receivable from Affiliates	12
Total Assets	3,573,483

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$24,367
Payable for sale-buyback transactions	1,060,515
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,210
Over the counter	7,810
Payable for investments purchased	650,216
Payable for investments in Affiliates purchased	13
Payable for TBA investments purchased	445,363
Deposits from counterparty	2,397
Payable for Portfolio shares redeemed	559
Accrued investment advisory fees	295
Accrued supervisory and administrative fees	295
Accrued distribution fees	74
Accrued servicing fees	110
Total Liabilities	2,193,224

Commitments and Contingent Liabilities^

Net Assets	$1,380,259

Net Assets Consist of:

Paid in capital	$1,670,252
Distributable earnings (accumulated loss)	(289,993)

Net Assets	$1,380,259

Net Assets:

Institutional Class	$173,182
Administrative Class	856,992
Advisor Class	350,085

Shares Issued and Outstanding:

Institutional Class	15,040
Administrative Class	74,427
Advisor Class	30,404

Net Asset Value Per Share Outstanding(a):

Institutional Class	$11.51
Administrative Class	11.51
Advisor Class	11.51

Cost of investments in securities	$2,520,078
Cost of investments in Affiliates	$36
Cost of foreign currency held	$2,240
Cost or premiums of financial derivative instruments, net	$1,578

* Includes repurchase agreements of:	$650,000

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Real Return Portfolio

Year Ended December 31, 2024
(Amounts in thousands†)

Investment Income:

Interest	$53,235
Dividends from Investments in Affiliates	244
Total Income	53,479

Expenses:

Investment advisory fees	3,559
Supervisory and administrative fees	3,559
Distribution and/or servicing fees - Administrative Class	1,354
Distribution and/or servicing fees - Advisor Class	860
Trustee fees	52
Interest expense	6,020
Total Expenses	15,404

Net Investment Income (Loss)	38,075

Net Realized Gain (Loss):

Investments in securities	(32,878)
Investments in Affiliates	2
Exchange-traded or centrally cleared financial derivative instruments	5,629
Over the counter financial derivative instruments	16,417
Short sales	(379)
Foreign currency	(1,178)

Net Realized Gain (Loss)	(12,387)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	3,302
Exchange-traded or centrally cleared financial derivative instruments	6,706
Over the counter financial derivative instruments	(7,432)
Short sales	338
Foreign currency assets and liabilities	1,975

Net Change in Unrealized Appreciation (Depreciation)	4,889

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,577

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Statements of Changes in Net Assets	PIMCO Real Return Portfolio

(Amounts in thousands†)	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$38,075	$47,599
Net realized gain (loss)	(12,387)	(71,671)
Net change in unrealized appreciation (depreciation)	4,889	79,118

Net Increase (Decrease) in Net Assets Resulting from Operations	30,577	55,046

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(4,899)	(4,042)
Administrative Class	(23,696)	(19,243)
Advisor Class	(8,670)	(6,267)

Tax basis return of capital
Institutional Class	0	(2,036)
Administrative Class	0	(10,466)
Advisor Class	0	(3,588)

Total Distributions(a)	(37,265)	(45,642)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(94,530)	(106,511)

Total Increase (Decrease) in Net Assets	(101,218)	(97,107)

Net Assets:

Beginning of year	1,481,477	1,578,584
End of year	$1,380,259	$1,481,477

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Real Return Portfolio	December 31, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

INVESTMENTS IN SECURITIES 170.8%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$120	$112

Lloyds Banking Group PLC
4.947% due 06/27/2025 •(d)(e)	EUR	600	622

UBS Group AG
4.205% (EUR003M + 1.000%) due 01/16/2026 ~		100	104
6.373% due 07/15/2026 •		$300	302
7.750% due 03/01/2029 •	EUR	100	118

			1,258

INDUSTRIALS 0.0%

VMware, Inc.
3.900% due 08/21/2027		$190	186

Total Corporate Bonds & Notes (Cost $1,577)			1,444

U.S. GOVERNMENT AGENCIES 14.8%

Fannie Mae
4.909% due 12/25/2036 •		9	9
4.999% due 08/25/2034 •		3	3
5.033% due 07/25/2037 - 05/25/2042 •		18	19
5.123% due 05/25/2036 •		4	4
6.128% due 07/01/2044 - 09/01/2044 •		8	9
6.706% due 05/25/2035 ~		48	49
7.038% due 10/01/2035 •		11	11

Freddie Mac
2.920% due 01/25/2026		83	83
4.713% due 08/25/2031 •		10	10
5.062% due 01/15/2047 •		654	639
5.162% due 09/15/2042 •		1,176	1,158
5.319% due 07/15/2044 •		663	668
6.025% due 10/25/2044 - 02/25/2045 •		884	816
6.406% due 01/01/2034 •		10	10

Ginnie Mae
5.461% due 08/20/2068 •		1,567	1,563
5.505% due 10/20/2072 •		2,182	2,201
6.522% due 04/20/2067 •		1,029	1,041

Ginnie Mae
5.705% due 05/20/2073 •		598	611

Ginnie Mae, TBA
3.500% due 01/01/2055 - 02/01/2055		41,500	37,102

U.S. Small Business Administration
6.020% due 08/01/2028		55	56

Uniform Mortgage-Backed Security
4.500% due 09/01/2052 - 11/01/2052		919	866

Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2055		33,000	30,174
4.500% due 03/01/2055		56,400	53,016
5.500% due 02/01/2055		17,500	17,257
6.000% due 02/01/2055		35,800	35,937
6.500% due 02/01/2055		20,600	21,010

Total U.S. Government Agencies (Cost $204,863)			204,322

U.S. TREASURY OBLIGATIONS 92.3%

U.S. Treasury Inflation Protected Securities (c)
0.125% due 10/15/2025 (g)(i)		44,161	43,654
0.125% due 04/15/2026 (g)		20,101	19,622
0.125% due 07/15/2026 (g)		38,427	37,535
0.125% due 10/15/2026 (g)		48,980	47,627
0.125% due 04/15/2027 (i)		9,168	8,789
0.125% due 01/15/2030 (g)		42,255	38,391
0.125% due 07/15/2030 (g)		49,124	44,293
0.125% due 01/15/2031		15,728	13,964

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 07/15/2031 (g)	$30,056	$26,468
0.125% due 01/15/2032	10,590	9,184
0.125% due 02/15/2051	14,610	8,050
0.125% due 02/15/2052	6,804	3,696
0.250% due 07/15/2029 (g)(k)	2,440	2,260
0.250% due 02/15/2050	12,241	7,147
0.375% due 07/15/2025	5,501	5,469
0.375% due 01/15/2027 (g)(i)(k)	8,755	8,491
0.375% due 07/15/2027	9,369	9,043
0.500% due 01/15/2028 (g)	82,131	78,533
0.625% due 01/15/2026 (g)	28,823	28,429
0.625% due 07/15/2032(g)	88,762	79,365
0.625% due 02/15/2043	9,089	6,664
0.750% due 07/15/2028 (g)	41,738	40,098
0.750% due 02/15/2042 (g)	42,119	32,299
0.750% due 02/15/2045 (g)	37,188	26,972
0.875% due 01/15/2029	14,214	13,575
0.875% due 02/15/2047 (g)	27,860	20,174
1.000% due 02/15/2046 (g)	30,351	22,882
1.000% due 02/15/2048 (k)	6,947	5,119
1.125% due 01/15/2033 (g)(k)	26,069	23,989
1.250% due 04/15/2028 (k)	2,315	2,256
1.375% due 07/15/2033 (g)	57,685	53,985
1.375% due 02/15/2044 (g)	38,385	31,967
1.500% due 02/15/2053	22,301	17,878
1.625% due 10/15/2027 (g)	23,657	23,519
1.625% due 10/15/2029	15,750	15,491
1.750% due 01/15/2028 (g)	53,516	53,137
1.750% due 01/15/2034	20,230	19,401
1.875% due 07/15/2034 (g)	68,709	66,596
2.000% due 01/15/2026 (g)	27,950	27,955
2.125% due 04/15/2029 (g)	11,940	11,958
2.125% due 02/15/2040	9,230	8,913
2.125% due 02/15/2041	9,441	9,141
2.125% due 02/15/2054	18,617	17,248
2.375% due 01/15/2027 (k)	485	490
2.375% due 10/15/2028 (g)	72,347	73,486
2.500% due 01/15/2029	18,199	18,523
3.375% due 04/15/2032 (k)	2,678	2,900
3.625% due 04/15/2028 (g)	46,922	49,259
3.875% due 04/15/2029 (g)	53,934	57,865

Total U.S. Treasury Obligations (Cost $1,416,179)		1,273,750

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%

Adjustable Rate Mortgage Trust
4.782% due 05/25/2036 ~	54	46

AG Trust
6.413% due 07/15/2041 •	1,700	1,708

Alliance Bancorp Trust
4.933% due 07/25/2037 •	495	423

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	74	70

Banc of America Funding Trust
5.100% due 01/20/2047 ~	58	50
6.454% due 02/20/2036 ~	55	52

Banc of America Mortgage Trust
4.836% due 02/25/2036 ~	67	60
5.598% due 06/25/2035 ~	11	10

Bear Stearns Adjustable Rate Mortgage Trust
4.765% due 02/25/2036 ~	17	16
4.770% due 07/25/2036 ~	89	76
4.875% due 03/25/2035 ~	78	71
5.149% due 01/25/2035 ~	61	58
7.080% due 10/25/2035 •	94	89

Bear Stearns ALT-A Trust
4.233% due 03/25/2036 ~	170	137
5.151% due 09/25/2035 ~	493	286

Chase Mortgage Finance Trust
6.677% due 02/25/2037 ~	7	7

ChaseFlex Trust
6.000% due 02/25/2037	284	102

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.733% due 01/25/2035 •	1	1

Citigroup Mortgage Loan Trust
4.706% due 03/25/2037 ~	844	703

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.959% due 09/25/2037 ~		$179	$163
5.500% due 08/25/2034		21	20
6.300% due 03/25/2036 •		95	93
6.830% due 09/25/2035 •		1	1
7.410% due 05/25/2035 •		2	2

Countrywide Alternative Loan Trust
4.665% due 02/20/2047 •		188	148
4.813% due 05/25/2047 •		49	46
4.833% due 09/25/2046 •		1,035	986
5.013% due 12/25/2035 •		14	13
5.825% due 12/25/2035 •		27	23
6.000% due 03/25/2037		2,584	902
6.000% due 04/25/2037		229	190

Countrywide Home Loan Mortgage Pass-Through Trust
4.017% due 05/20/2036 ~		38	35
5.258% due 10/20/2035 ~		532	498
5.500% due 08/25/2035		18	13
6.000% due 04/25/2036		227	109
6.000% due 03/25/2037		778	337

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.169% due 10/26/2036 ~		85	73

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
4.553% due 10/25/2036 •		4	4

Eurosail PLC
5.796% due 06/13/2045 •	GBP	528	657

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		$263	100
6.288% due 06/25/2034 ~		42	41

First Horizon Mortgage Pass-Through Trust
6.743% due 08/25/2035 ~		84	61

GreenPoint Mortgage Funding Trust
4.813% due 09/25/2046 •		172	155
4.893% due 06/25/2045 •		50	45
4.993% due 11/25/2045 •		48	44

GSR Mortgage Loan Trust
5.330% due 09/25/2035 ~		46	44
5.516% due 07/25/2035 ~		21	20
6.022% due 12/25/2034 ~		65	62
6.922% due 01/25/2035 ~		19	18

HarborView Mortgage Loan Trust
4.861% due 09/19/2037 •		28	24
4.921% due 05/19/2035 •		23	22
5.041% due 02/19/2036 •		69	31
5.165% due 06/20/2035 •		33	31

IndyMac INDA Mortgage Loan Trust
5.866% due 11/25/2035 ~		21	22

IndyMac INDX Mortgage Loan Trust
4.728% due 12/25/2034 ~		34	31
5.013% due 07/25/2035 •		108	77
5.233% due 05/25/2034 •		5	4

JP Morgan Mortgage Trust
4.222% due 07/27/2037 ~		179	165
5.534% due 07/25/2035 ~		71	67
5.560% due 08/25/2035 ~		35	30
5.699% due 09/25/2035 ~		7	7
5.742% due 02/25/2035 ~		28	26
6.831% due 07/25/2035 ~		14	14
6.896% due 08/25/2035 ~		40	37

MASTR Adjustable Rate Mortgages Trust
6.415% due 11/21/2034 ~		31	29

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.212% due 11/15/2031 •		15	14

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.952% due 12/15/2030 •		15	15

Merrill Lynch Mortgage Investors Trust
4.953% due 11/25/2035 •		17	16

Morgan Stanley Mortgage Loan Trust
6.548% due 06/25/2036 ~		81	79

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,619	2,501

Residential Accredit Loans, Inc. Trust
4.753% due 08/25/2035 •		35	26
5.791% due 10/25/2037 ~		620	516

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securitization Trust
4.853% due 05/25/2035 •	$407	$253
6.500% due 09/25/2036	211	73

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037	113	87

Sequoia Mortgage Trust
4.885% due 07/20/2036 •	133	115
5.181% due 10/19/2026 •	6	5

Structured Adjustable Rate Mortgage Loan Trust
4.943% due 08/25/2035 ~	34	29
6.225% due 01/25/2035 •	39	35
7.203% due 02/25/2034 ~	19	19

Structured Asset Mortgage Investments Trust
4.833% due 06/25/2036 •	12	11
4.873% due 04/25/2036 •	51	45
4.981% due 07/19/2035 •	156	148
5.141% due 10/19/2034 •	14	13

Thornburg Mortgage Securities Trust
5.073% due 06/25/2044 •	1,323	1,236

Wachovia Mortgage Loan Trust LLC
1.848% due 01/25/2037 •	1,064	399

WaMu Mortgage Pass-Through Certificates Trust
4.263% due 12/25/2046 •	26	22
5.011% due 12/25/2035 ~	25	23
5.555% due 01/25/2047 •	182	170
5.595% due 05/25/2047 •	139	115
5.825% due 02/25/2046 •	42	37
5.873% due 07/25/2046 •	231	204
6.025% due 11/25/2042 •	3	3
6.325% due 11/25/2046 •	37	33

Total Non-Agency Mortgage-Backed Securities (Cost $18,716)		15,727

ASSET-BACKED SECURITIES 8.1%

CMBS OTHER 0.7%

Arbor Realty Commercial Real Estate Notes Ltd.
6.048% due 01/15/2037 •	3,396	3,398

BDS Ltd.
6.166% due 03/19/2039 •	1,511	1,515

LoanCore Issuer Ltd.
6.148% due 01/17/2037 •	1,573	1,584

MF1 LLC
6.516% due 06/19/2037 •	1,586	1,589

MF1 Ltd.
5.590% due 07/16/2036 •	214	214

TPG Real Estate Finance Issuer Ltd.
6.032% due 02/15/2039 •	1,452	1,463

		9,763

HOME EQUITY OTHER 1.2%

ACE Securities Corp. Home Equity Loan Trust
4.853% due 03/25/2037 •	329	132

Argent Mortgage Loan Trust
4.933% due 05/25/2035 •	389	344

Argent Securities Trust
4.773% due 05/25/2036 •	109	26

CIT Mortgage Loan Trust
5.953% due 10/25/2037 •	2,711	2,727

Citigroup Mortgage Loan Trust
4.613% due 01/25/2037 •	73	53

Countrywide Asset-Backed Certificates Trust
4.643% due 11/25/2037 •	2,096	1,955
4.953% due 03/25/2037 •	497	469
5.193% due 08/25/2047 •	98	95

Credit-Based Asset Servicing & Securitization LLC
3.557% due 06/25/2035 •	362	348
4.922% due 07/25/2037 •	593	386

Credit-Based Asset Servicing & Securitization Trust
4.573% due 11/25/2036 •	46	21

Ellington Loan Acquisition Trust
5.553% due 05/25/2037 •	226	219

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fremont Home Loan Trust
4.723% due 10/25/2036 •	$553	$492

GSAA Home Equity Trust
6.720% due 03/25/2046 þ	218	116

GSAMP Trust
4.523% due 12/25/2036 •	59	29
5.188% due 09/25/2035 •	23	22
5.428% due 03/25/2035 •	32	30

Home Equity Asset Trust
5.128% due 02/25/2036 •	1,080	1,048

HSI Asset Securitization Corp. Trust
4.553% due 10/25/2036 •	4	1

JP Morgan Mortgage Acquisition Trust
4.663% due 10/25/2036 •	12	12

Long Beach Mortgage Loan Trust
4.693% due 08/25/2036 •	904	354

MASTR Asset-Backed Securities Trust
4.953% due 10/25/2035 •	44	42

Merrill Lynch Mortgage Investors Trust
4.613% due 09/25/2037 •	12	2
4.693% due 02/25/2037 •	239	68

Morgan Stanley ABS Capital, Inc. Trust
4.673% due 10/25/2036 •	1,527	664

Morgan Stanley IXIS Real Estate Capital Trust
4.503% due 11/25/2036 •	8	3

New Century Home Equity Loan Trust
4.773% due 08/25/2036 •	903	881
5.218% due 02/25/2035 •	65	64

NovaStar Mortgage Funding Trust
5.158% due 01/25/2036 •	132	132

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.188% due 09/25/2035 •	268	261
5.503% due 10/25/2034 •	1,287	1,266

Renaissance Home Equity Loan Trust
5.213% due 12/25/2032 •	42	38

Residential Asset Securities Corp. Trust
4.733% due 09/25/2036 •	720	707
4.913% due 06/25/2036 •	1,661	1,614

Saxon Asset Securities Trust
4.763% due 09/25/2037 •	329	313

Securitized Asset-Backed Receivables LLC Trust
4.573% due 12/25/2036 •	254	55
4.753% due 07/25/2036 •	178	69
4.773% due 07/25/2036 •	2,552	885

Soundview Home Loan Trust
4.573% due 11/25/2036 •	37	10
4.633% due 07/25/2037 •	617	559
4.653% due 06/25/2037 •	1,267	863

Structured Asset Securities Corp. Mortgage Loan Trust
6.167% due 04/25/2035 •	27	27

		17,402

MANUFACTURING HOUSE ABS OTHER 0.1%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~	800	742

WHOLE LOAN COLLATERAL 0.3%

First Franklin Mortgage Loan Trust
5.158% due 11/25/2036 •	1,713	1,648

IndyMac INDB Mortgage Loan Trust
4.593% due 07/25/2036 •	524	168

Lehman XS Trust
4.404% due 06/25/2036 þ	367	350
4.773% due 05/25/2036 •	549	465
6.753% due 12/25/2037 •	1,453	1,373

		4,004

OTHER ABS 5.8%

522 Funding CLO Ltd.
5.919% due 10/20/2031 •	638	638

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ACAS CLO Ltd.
5.784% due 10/18/2028 •		$137	$138

Albacore Euro CLO Ltd.
4.174% due 07/15/2035 •	EUR	1,000	1,035

American Money Management Corp. CLO Ltd.
5.733% due 11/10/2030 •		$91	91

Anchorage Capital CLO Ltd.
5.470% due 01/20/2035 •		700	700
6.072% due 04/22/2034 •		700	702

Anchorage Capital Europe CLO DAC
3.964% due 01/15/2031 •	EUR	2,219	2,299

Apex Credit CLO Ltd.
5.857% due 10/20/2031 •		$880	882

Ares CLO Ltd.
5.968% due 01/15/2032 •		441	442

Ares European CLO DAC
3.794% due 04/15/2030 •	EUR	311	323
3.964% due 10/15/2031 •		191	198

Atlas Senior Loan Fund Ltd.
6.008% due 01/15/2031 •		$150	150
6.059% due 01/16/2030 •		46	46

Black Diamond CLO DAC
4.003% due 05/15/2032 •	EUR	278	289

Blackrock European CLO DAC
3.786% due 12/15/2032 •		603	624

BlueMountain Fuji EUR CLO DAC
3.904% due 01/15/2031 •		229	237

Cairn CLO DAC
3.964% due 10/15/2031 •		285	295

Capital Four U.S. CLO Ltd.
6.517% due 01/20/2037 •		$1,000	1,005

Carlyle Euro CLO DAC
3.698% due 08/28/2031 •	EUR	149	154

Carlyle Global Market Strategies CLO Ltd.
5.728% due 08/14/2030 •		$165	166

Carlyle Global Market Strategies Euro CLO DAC
3.773% due 11/15/2031 ~	EUR	1,000	1,035

Carlyle U.S. CLO Ltd.
6.098% due 01/15/2030 •		$181	182

Catamaran CLO Ltd.
5.993% due 04/22/2030 •		384	384

Cedar Funding CLO Ltd.
6.009% due 07/17/2031 •		440	441

CIFC European Funding CLO DAC
4.234% due 01/15/2034 •	EUR	4,750	4,926

CIFC Funding Ltd.
5.846% due 10/24/2030 •		$1,396	1,399

Contego CLO DAC
3.778% due 01/23/2030 •	EUR	796	820
3.999% due 01/15/2031 •		716	742

CQS U.S. CLO Ltd.
6.467% due 07/20/2031 •		$1,101	1,103

Crestline Denali CLO Ltd.
5.909% due 04/20/2030 •		122	122
6.028% due 10/23/2031 •		232	233

Cumulus Static CLO DAC
4.586% due 04/25/2033 •	EUR	2,434	2,521

CVC Cordatus Loan Fund DAC
3.799% due 09/22/2034 •		1,400	1,445

CVC Cordatus Opportunity Loan Fund DAC
4.403% due 08/15/2033 •		1,744	1,809

Dryden CLO Ltd.
5.864% due 04/18/2031 •		$480	481
5.968% due 07/15/2031 •		1,427	1,430

Dryden Euro CLO DAC
3.883% due 05/15/2034 •	EUR	260	270
4.059% due 04/15/2034 •		2,194	2,263

Fortress Credit Bsl Ltd.
5.649% due 07/23/2032 •		$2,300	2,307

Gallatin CLO Ltd.
6.008% due 07/15/2031 •		438	439

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harvest CLO DAC
3.944% due 07/15/2031 •	EUR	1,280	$1,324

Hayfin Emerald CLO
4.826% due 01/25/2037 •		2,200	2,287

Henley CLO DAC
4.076% due 04/25/2034 •		1,100	1,138

KKR CLO Ltd.
5.868% due 07/15/2030 •		$325	325

LCM Loan Income Fund Ltd.
5.909% due 04/20/2031 •		498	498

LCM LP
5.879% due 07/20/2030 •		41	41

LCM Ltd.
5.717% due 07/20/2030 •		166	166

Madison Park Funding Ltd.
5.812% due 10/18/2030 •		433	434

Man GLG Euro CLO DAC
3.576% due 12/15/2031 •	EUR	306	317

MidOcean Credit CLO
5.833% due 02/20/2031 •		$417	418

Mountain View ClO Ltd.
6.077% due 10/15/2034 •		4,200	4,206

OAK Hill European Credit Partners DAC
3.959% due 10/20/2031 ~	EUR	1,242	1,286

Octagon Investment Partners Ltd.
5.778% due 02/14/2031 •		$522	523
5.869% due 04/16/2031 •		583	584

OSD CLO Ltd.
5.779% due 04/17/2031 ~		1,012	1,014

OZLM Ltd.
5.817% due 10/20/2031 •		262	262
6.039% due 07/20/2032 •		539	540

Palmer Square European Loan Funding DAC
3.881% due 05/15/2033 •	EUR	1,080	1,118

Palmer Square Loan Funding Ltd.
5.679% due 07/20/2029 •		$268	269
5.718% due 10/15/2029 •		717	718

Providus CLO DAC
4.039% due 04/20/2034 •	EUR	1,900	1,961

Rad CLO Ltd.
6.016% due 07/24/2032 •		$3,555	3,556

Rockford Tower Europe CLO DAC
4.468% due 04/24/2037 •	EUR	1,600	1,658

Romark CLO Ltd.
5.918% due 10/23/2030 •		$327	327

Saranac CLO Ltd.
5.797% due 08/13/2031 •		647	649

Segovia European CLO DAC
4.099% due 07/20/2032 •	EUR	545	564

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Student Loan Trust
5.995% due 10/25/2064 •		$1,312	$1,314

Sound Point CLO Ltd.
5.859% due 10/20/2030 •		169	169
6.044% due 04/18/2031 •		284	285
6.089% due 07/20/2032 •		1,200	1,203

St Paul’s CLO DAC
3.916% due 04/25/2030 •	EUR	556	576
4.001% due 04/22/2035 ~		800	826

TCW CLO Ltd.
5.784% due 08/16/2034 •		$4,700	4,711

Tikehau CLO DAC
4.084% due 10/15/2031 •	EUR	661	685

Toro European CLO DAC
3.919% due 10/15/2030 •		41	42

Tralee CLO Ltd.
6.207% due 04/25/2034 •		$1,400	1,403

Turkeys First National Bank
4.039% due 01/20/2037 •	EUR	6,200	6,422

Venture CLO Ltd.
5.869% due 07/20/2030 •		$144	144

Vibrant CLO Ltd.
5.999% due 07/20/2032 •		1,120	1,122

Voya CLO Ltd.
5.817% due 07/20/2032 •		500	501
5.859% due 04/17/2030 •		67	67

			80,419

Total Asset-Backed Securities (Cost $116,057)			112,330

SOVEREIGN ISSUES 7.1%

Canada Government Bond
4.250% due 12/01/2026 (c)	CAD	6,927	5,108

France Government International Bond
0.100% due 03/01/2026 (c)	EUR	15,158	15,606
0.100% due 07/25/2031 (c)		2,530	2,484

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		3,543	3,501
1.400% due 05/26/2025 (c)		43,830	45,329
1.800% due 05/15/2036 (c)		1,328	1,363

Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	1,577,763	10,423
0.100% due 03/10/2029 (c)		2,101,209	13,922

Mexico Government International Bond
4.000% due 08/24/2034 (c)	MXN	22,529	960

Total Sovereign Issues (Cost $111,123)			98,696

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Bank of America Corp.
5.875% due 03/15/2028 •(d)	1,220,000	$1,223

Total Preferred Securities (Cost $1,220)		1,223

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 47.1%

REPURCHASE AGREEMENTS (f) 47.1%
		650,000

U.S. TREASURY BILLS 0.0%
4.339% due 03/06/2025 - 03/20/2025 (a)(b)	$346	343

Total Short-Term Instruments (Cost $650,343)		650,343

Total Investments in Securities (Cost $2,520,078)		2,357,835

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	3,745	36

Total Short-Term Instruments (Cost $36)		36

Total Investments in Affiliates (Cost $36)		36

Total Investments 170.8% (Cost $2,520,114)		$2,357,871

Financial Derivative Instruments (h)(j) (0.2)% (Cost or Premiums, net $1,578)		(2,758)

Other Assets and Liabilities, net (70.6)%		(974,854)

Net Assets 100.0%		$1,380,259

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.550%	01/02/2025	01/03/2025	$650,000	U.S. Treasury Notes 3.625% - 4.625% due 04/30/2029 - 08/31/2029	$(663,190)	$650,000	$650,000

Total Repurchase Agreements						$(663,190)	$650,000	$650,000

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
MYI	0.200%	12/18/2024	03/18/2025	JPY (3,833,752)	$(24,367)

Total Reverse Repurchase Agreements					$(24,367)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	4.660%	12/31/2024	01/02/2025	$(2,960)	$(2,961)
	4.810	12/30/2024	01/02/2025	(22,538)	(22,547)
BPG	4.580	12/23/2024	01/07/2025	(86,674)	(86,785)
	4.750	01/02/2025	01/03/2025	(942,179)	(942,178)
MSC	4.600	12/20/2024	01/03/2025	(6,034)	(6,044)

Total Sale-Buyback Transactions					$(1,060,515)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale- Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$650,000	$0	$0	$650,000	$(663,190)	$(13,190)
MYI	0	(24,367)	0	(24,367)	24,341	(26)

Master Securities Forward Transaction Agreement
BCY	0	0	(25,508)	(25,508)	25,254	(254)
BPG	0	0	(1,028,963)	(1,028,963)	1,024,042	(4,921)
BPS	0	0	0	0	137	137
MSC	0	0	(6,044)	(6,044)	6,030	(14)

Total Borrowings and Other Financing Transactions	$650,000	$(24,367)	$(1,060,515)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$(24,367)	$0	$(24,367)

Total	$0	$0	$(24,367)	$0	$(24,367)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(1,060,515)	0	0	(1,060,515)

Total	$0	$(1,060,515)	$0	$0	$(1,060,515)

Total Borrowings	$0	$(1,060,515)	$(24,367)	$0	$(1,084,882)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(1,084,882)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

(g)	Securities with an aggregate market value of $1,079,804 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(104,198) at a weighted average interest rate of 5.196%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(180) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2026	1,042	$264,375	$81	$108	$0
Australia Government 10-Year Bond March Futures	03/2025	242	16,907	(226)	122	(103)
Euro-Bobl March Futures	03/2025	166	20,266	(143)	36	0
Euro-BTP March Futures	03/2025	126	15,659	(239)	17	0
Euro-Buxl 30-Year Bond March Futures	03/2025	58	7,971	(424)	73	0
Japan Government 10-Year Bond March Futures	03/2025	1	902	(4)	1	(1)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	79	9,394	(447)	0	(34)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	1,335	148,602	(2,458)	0	(334)

				$(3,860)	$357	$(472)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2025	1,042	$(264,617)	$(327)	$13	$(27)
Euro-Bund March Futures	03/2025	232	(32,068)	543	0	(101)
Euro-Oat March Futures	03/2025	321	(41,031)	711	0	(50)
Euro-Schatz March Futures	03/2025	399	(44,217)	85	0	(14)
Gold 100 oz. February Futures	02/2025	21	(5,546)	162	0	(48)
Short Euro-BTP Italy Government Bond March Futures	03/2025	245	(27,261)	24	3	0
U.S. Treasury 2-Year Note March Futures	03/2025	1,063	(218,563)	95	17	0
U.S. Treasury 5-Year Note March Futures	03/2025	667	(70,905)	347	63	0
U.S. Treasury 10-Year Note March Futures	03/2025	1,016	(110,490)	1,148	244	0
U.S. Treasury Long-Term Bond March Futures	03/2025	1,116	(127,050)	3,225	279	0

				$6,013	$619	$(240)

Total Futures Contracts				$2,153	$976	$(712)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	57,800	$696	$(907)	$(211)	$38	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	400,000	(7)	38	31	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		118,480	(2)	14	12	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		1,600,000	(18)	82	64	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		1,061,000	21	159	180	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	54,750	364	(392)	(28)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		53,300	(704)	(3,332)	(4,036)	0	(37)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	2.340%	Semi-Annual	11/21/2028	$	6,020	$(76)	$(370)	$(446)	$0	$(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		31,600	(279)	(2,683)	(2,962)	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		6,810	428	1,844	2,272	8	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		5,300	329	1,481	1,810	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		22,300	462	4,143	4,605	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		8,300	221	489	710	9	0
Pay(1)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	173,450	1,410	1,005	2,415	502	0
Receive(1)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		47,574	97	(1,230)	(1,133)	0	(228)
Receive	6-Month EUR-EURIBOR	3.475	Annual	02/26/2025		270,300	55	112	167	0	(7)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		2,600	(13)	(83)	(96)	3	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		6,000	(33)	(196)	(229)	6	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		2,900	(22)	(85)	(107)	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		5,700	(21)	(129)	(150)	5	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		2,500	(9)	(56)	(65)	2	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		5,400	334	1,984	2,318	0	(16)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		5,600	4	2,394	2,398	0	(16)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		9,900	616	3,619	4,235	0	(29)
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,900	1	26	27	0	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		1,200	0	8	8	0	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		13,430	(100)	(2,348)	(2,448)	19	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		8,700	(4)	(126)	(130)	0	(9)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		5,700	(16)	(60)	(76)	0	(5)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		40	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		800	1	38	39	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,300	(34)	102	68	1	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	0	10	10	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		550	0	6	6	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		2,000	0	237	237	2	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		1,800	12	292	304	2	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		800	5	150	155	1	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		900	0	148	148	1	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		1,400	13	245	258	1	0
Pay	CPURNSA	1.980	Maturity	09/19/2025	$	14,000	0	(68)	(68)	0	(5)
Pay	CPURNSA	2.033	Maturity	09/23/2025		2,600	0	(11)	(11)	0	(1)
Pay	CPURNSA	2.208	Maturity	10/07/2025		14,333	0	(40)	(40)	0	(1)
Pay	CPURNSA	2.380	Maturity	10/15/2025		7,500	0	(10)	(10)	0	(1)
Receive	CPURNSA	2.314	Maturity	02/26/2026		2,700	0	311	311	1	0
Receive	CPURNSA	2.419	Maturity	03/05/2026		10,200	0	1,114	1,114	5	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		7,700	0	667	667	4	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	0	278	278	2	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		5,980	0	531	531	3	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		400	0	35	35	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		7,000	0	1,131	1,131	2	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		7,100	0	1,099	1,099	3	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,700	(2)	(350)	(352)	0	(3)
Receive	CPURNSA	2.573	Maturity	08/26/2028		800	0	56	56	0	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		1,900	0	118	118	1	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		18,000	0	(2,217)	(2,217)	0	(19)
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,450	0	(916)	(916)	0	(6)
Pay	CPURNSA	1.998	Maturity	07/25/2029		20,100	0	(2,725)	(2,725)	0	(18)
Pay	CPURNSA	1.760	Maturity	11/04/2029		12,300	(11)	(1,968)	(1,979)	0	(12)
Receive	CPURNSA	2.311	Maturity	02/24/2031		21,800	0	2,440	2,440	32	0
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	6,300	36	(61)	(25)	0	(10)
Pay	UKRPI	3.466	Maturity	09/15/2034		2,700	0	(21)	(21)	0	(5)

Total Swap Agreements							$3,754	$6,022	$9,776	$697	$(477)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)		Total	Market Value	Variation Margin Liability(2)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$995	$697	$1,692	$0	$(733)	$(477)	$(1,210)

(i)

Securities with an aggregate market value of $13,243 and cash of $5,573 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $19 and liability of $(21) for closed futures is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2025	IDR	79,793,815		$4,907	$0	$(27)
	01/2025	JPY	890,589		5,841	175	0
	01/2025		$2,721	GBP	2,140	0	(42)
	01/2025		11,132	PLN	45,270	0	(181)
	03/2025	MXN	4,454		$217	6	0
	03/2025		$4,907	IDR	80,053,881	13	0

BPS	01/2025	KRW	11,120,241		$7,750	218	0
	01/2025	TWD	29,486		909	12	0
	01/2025		$1,382	CNH	10,089	0	(7)
	01/2025		1,693	IDR	27,257,768	0	(11)
	01/2025		3,348	INR	285,069	0	(25)
	01/2025		11,352	ZAR	203,237	0	(596)
	03/2025	ILS	2,339		$655	10	0
	05/2025	CNH	10,041		1,382	7	0

BRC	01/2025	CAD	14,692		10,403	177	0
	01/2025	SEK	1,645		150	1	0
	01/2025		$1,145	JPY	173,900	0	(39)
	03/2025	ILS	1,751		$492	9	0
	03/2025	MXN	3,699		181	6	0

CBK	01/2025	AUD	5,728		3,634	89	0
	03/2025	MXN	5,916		289	9	0

DUB	02/2025		$529	MXN	10,705	0	(19)

FAR	01/2025	AUD	1,348		$875	40	0

GLM	01/2025	TWD	73,709		2,272	31	0
	01/2025		$977	IDR	15,707,212	0	(7)
	01/2025		2,526	INR	215,036	0	(19)

IND	01/2025	TWD	274,380		$8,450	108	0

JPM	01/2025	IDR	9,796,782		602	0	(4)
	01/2025	JPY	733,668		4,899	232	0
	01/2025	TWD	12,233		377	5	0
	01/2025		$602	IDR	9,796,782	4	0

MBC	01/2025	AUD	5,995		$3,784	74	0
	01/2025	CAD	8,020		5,605	23	0
	01/2025	CHF	5,008		5,620	97	0
	01/2025	CNH	60,946		8,384	78	0
	01/2025	EUR	103,457		109,006	1,789	0
	01/2025	SEK	1,640		150	2	0
	01/2025	TWD	73,694		2,272	31	0
	01/2025		$1,079	AUD	1,662	0	(50)
	01/2025		726	CNH	5,295	0	(4)
	01/2025		781	EUR	743	0	(11)
	03/2025	ILS	558		$157	3	0
	05/2025	CNH	5,270		725	4	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

MYI	01/2025	AUD	396		$247	$2	$0
	01/2025		$2,526	INR	215,036	0	(19)

RBC	03/2025		1	MXN	17	0	0

SCX	01/2025	CHF	4,973		$5,648	163	0
	01/2025	EUR	5,719		6,033	106	0
	01/2025	GBP	1,311		1,664	23	0
	01/2025	KRW	11,229,582		7,850	245	0
	01/2025	TWD	83,448		2,571	34	0
	01/2025		$8,580	IDR	136,914,169	0	(119)
	01/2025		8,450	INR	718,740	0	(65)
	01/2025		1,004	JPY	153,700	0	(26)
	01/2025		1,337	NZD	2,333	0	(31)
	02/2025	CNH	60,516		$8,316	63	0

TOR	01/2025	JPY	1,406,531		9,349	401	0

UAG	01/2025		830,362		5,562	280	0
	01/2025		$3,166	GBP	2,487	0	(53)
	03/2025		25,144	JPY	3,835,669	0	(566)

Total Forward Foreign Currency Contracts						$4,570	$(1,921)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	234.812	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	8,600	$(391)	$(209)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150%	10/06/2025	20,000	$(232)	$(431)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.150	10/06/2025	20,000	(232)	(14)

CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950	09/15/2025	16,600	(201)	(301)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	16,600	(201)	(19)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	10,400	(135)	(177)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	10,400	(135)	(10)

GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	22,500	(283)	(344)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	22,500	(284)	(27)

RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.600	01/27/2025	7,000	(35)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	4.000	01/27/2025	7,000	(47)	(89)

							$(1,785)	$(1,414)

Total Written Options							$(2,176)	$(1,623)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.540%	Maturity	01/16/2025	$235,000	$0	$(4,233)	$0	$(4,233)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.830%	Maturity	01/16/2025	25,000	0	(33)	0	(33)

Total Swap Agreements								$0	$(4,266)	$0	$(4,266)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
BOA	$194	$0	$0	$194	$(250)	$0	$0	$(250)	$(56)	$0	$(56)
BPS	247	0	0	247	(639)	0	0	(639)	(392)	280	(112)
BRC	193	0	0	193	(39)	(445)	0	(484)	(291)	292	1
CBK	98	0	0	98	0	(320)	0	(320)	(222)	0	(222)
DUB	0	0	0	0	(19)	0	0	(19)	(19)	0	(19)
FAR	40	0	0	40	0	0	0	0	40	0	40
GLM	31	0	0	31	(26)	(396)	0	(422)	(391)	0	(391)
GST	0	0	0	0	0	(371)	0	(371)	(371)	587	216
IND	108	0	0	108	0	0	0	0	108	0	108
JPM	241	0	0	241	(4)	0	0	(4)	237	0	237
MBC	2,101	0	0	2,101	(65)	0	0	(65)	2,036	(1,650)	386
MYC	0	0	0	0	0	0	(4,266)	(4,266)	(4,266)	4,303	37
MYI	2	0	0	2	(19)	0	0	(19)	(17)	0	(17)
RYL	0	0	0	0	0	(91)	0	(91)	(91)	0	(91)
SCX	634	0	0	634	(241)	0	0	(241)	393	(350)	43
TOR	401	0	0	401	0	0	0	0	401	(390)	11
UAG	280	0	0	280	(619)	0	0	(619)	(339)	308	(31)

Total Over the Counter	$4,570	$0	$0	$4,570	$(1,921)	$(1,623)	$(4,266)	$(7,810)

(k)

Securities with an aggregate market value of $5,770 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$995	$995
Swap Agreements	0	0	0	0	697	697

	$0	$0	$0	$0	$1,692	$1,692

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,570	$0	$4,570

	$0	$0	$0	$4,570	$1,692	$6,262

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$48	$0	$0	$0	$685	$733
Swap Agreements	0	0	0	0	477	477

	$48	$0	$0	$0	$1,162	$1,210

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,921	$0	$1,921
Written Options	0	0	0	0	1,623	1,623
Swap Agreements	0	0	0	0	4,266	4,266

	$0	$0	$0	$1,921	$5,889	$7,810

	$48	$0	$0	$1,921	$7,051	$9,020

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)	December 31, 2024

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$522	$522
Futures	(370)	0	0	0	2,259	1,889
Swap Agreements	0	0	0	0	3,218	3,218

	$(370)	$0	$0	$0	$5,999	$5,629

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,294	$0	$9,294
Written Options	0	0	0	0	1,251	1,251
Swap Agreements	0	0	0	0	5,872	5,872

	$0	$0	$0	$9,294	$7,123	$16,417

	$(370)	$0	$0	$9,294	$13,122	$22,046

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	158	0	0	0	11,709	11,867
Swap Agreements	0	0	0	0	(5,162)	(5,162)

	$158	$0	$0	$0	$6,548	$6,706

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,657	$0	$4,657
Written Options	0	0	0	0	1,588	1,588
Swap Agreements	0	0	0	0	(13,677)	(13,677)

	$0	$0	$0	$4,657	$(12,089)	$(7,432)

	$158	$0	$0	$4,657	$(5,541)	$(726)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,258	$0	$1,258
Industrials	0	186	0	186
U.S. Government Agencies	0	204,322	0	204,322
U.S. Treasury Obligations	0	1,273,750	0	1,273,750
Non-Agency Mortgage-Backed Securities	0	15,727	0	15,727
Asset-Backed Securities
CMBS Other	0	9,763	0	9,763
Home Equity Other	0	17,402	0	17,402
Manufacturing House ABS Other	0	742	0	742
Whole Loan Collateral	0	4,004	0	4,004
Other ABS	0	80,419	0	80,419
Sovereign Issues	0	98,696	0	98,696
Preferred Securities
Banking & Finance	0	1,223	0	1,223
Short-Term Instruments
Repurchase Agreements	0	650,000	0	650,000
U.S. Treasury Bills	0	343	0	343

	$0	$2,357,835	$0	$2,357,835

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$36	$0	$0	$36

Total Investments	$36	$2,357,835	$0	$2,357,871

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	373	1,300	0	1,673
Over the counter	0	4,570	0	4,570

	$373	$5,870	$0	$6,243

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(344)	(845)	0	(1,189)
Over the counter	0	(7,810)	0	(7,810)

	$(344)	$(8,655)	$0	$(8,999)

Total Financial Derivative Instruments	$29	$(2,785)	$0	$(2,756)

Totals	$65	$2,355,050	$0	$2,355,115

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	December 31, 2024

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Real Return Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio managers as a team. The financial information in the form of the portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Notes to Financial Statements	(Cont.)

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable,

22	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	23

Notes to Financial Statements	(Cont.)

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign

24	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

(non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	25

Notes to Financial Statements	(Cont.)

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

26	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$260	$590,044	$(590,270)	$2	$0	$36	$244	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of

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Notes to Financial Statements	(Cont.)

shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in

CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state

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and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the

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Notes to Financial Statements	(Cont.)

counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the

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Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market

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Notes to Financial Statements	(Cont.)

movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective

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commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management

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Notes to Financial Statements	(Cont.)

risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the effects of actual or anticipated changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.

34	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	35

Notes to Financial Statements	(Cont.)

sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate

36	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and

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Notes to Financial Statements	(Cont.)

offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$3,660,225	$3,535,571	$43,188	$49,207

†	A zero balance may reflect actual amounts rounding to less than one thousand.

38	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2024		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	1,348	$15,657	1,411	$16,236

Administrative Class	8,374	97,178	8,953	102,839

Advisor Class	3,511	40,758	2,234	25,687
Issued as reinvestment of distributions

Institutional Class	426	4,898	530	6,078

Administrative Class	2,061	23,696	2,591	29,709

Advisor Class	754	8,670	860	9,855
Cost of shares redeemed

Institutional Class	(2,968)	(34,347)	(3,152)	(36,132)

Administrative Class	(18,471)	(213,743)	(19,205)	(220,350)

Advisor Class	(3,216)	(37,297)	(3,524)	(40,433)

Net increase (decrease) resulting from Portfolio share transactions	(8,181)	$(94,530)	(9,302)	$(106,511)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 15% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Real Return Portfolio	$15,924	$0	$(172,947)	$0	$(132,970)	$0	$0	$(289,993)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.

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Notes to Financial Statements	(Cont.)	December 31, 2024

(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), sale/buyback transactions, and interest accrued on defaulted securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Real Return Portfolio	$43,862	$89,108

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Real Return Portfolio	$2,540,223	$39,802	$(213,465)	$(173,663)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), sale/buyback transactions, and interest accrued on defaulted securities.

For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2024			December 31, 2023

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Real Return Portfolio	$37,265	$0	$0	$29,552	$0	$16,090

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

40	PIMCO VARIABLE INSURANCE TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Real Return Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Real Return Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2025

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	41

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC

BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank

CBK	Citibank N.A.	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford

DUB	Deutsche Bank AG

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar

CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TWD	Taiwanese Dollar

EUR	Euro	KRW	South Korean Won	USD (or $)	United States Dollar

GBP	British Pound	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SONIA	Sterling Overnight Interbank Average Rate

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CPTFEMU	Eurozone HICP ex-Tobacco Index	SOFR	Secured Overnight Financing Rate	UKRPI	United Kingdom Retail Prices Index

CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:

ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	DAC	Designated Activity Company	oz.	Ounce

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor

42	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Real Return Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0276	$0.0000	$0.0000	$0.0276

August 2024	$0.0099	$0.0000	$0.0000	$0.0099

September 2024	$0.0154	$0.0000	$0.0000	$0.0154

October 2024	$0.0119	$0.0000	$0.0000	$0.0119

November 2024	$0.0184	$0.0000	$0.0000	$0.0184

December 2024	$0.0160	$0.0000	$0.0000	$0.0160

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0262	$0.0000	$0.0000	$0.0262

August 2024	$0.0083	$0.0000	$0.0000	$0.0083

September 2024	$0.0140	$0.0000	$0.0000	$0.0140

October 2024	$0.0104	$0.0000	$0.0000	$0.0104

November 2024	$0.0169	$0.0000	$0.0000	$0.0169

December 2024	$0.0145	$0.0000	$0.0000	$0.0145

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0252	$0.0000	$0.0000	$0.0252

August 2024	$0.0073	$0.0000	$0.0000	$0.0073

September 2024	$0.0131	$0.0000	$0.0000	$0.0131

October 2024	$0.0094	$0.0000	$0.0000	$0.0094

November 2024	$0.0159	$0.0000	$0.0000	$0.0159

December 2024	$0.0135	$0.0000	$0.0000	$0.0135

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	43

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2024 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gains (000s†)	163(j) Interest Dividends (000s†)

PIMCO Real Return Portfolio	0%	0%	$37,265	$0	$35,656

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO Real Return Portfolio	0%

44	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	45

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal — Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	949,229,696.72	37,613,000.38

Kimberley G. Stafford†	952,414,717.16	34,427,979.95

Michael J. Berchtold	950,347,922.59	36,494,774.51

Jennifer Holden Dunbar	951,845,039.31	34,997,657.79

Kym M. Hubbard	950,843,616.44	35,999,080.66

Gary F. Kennedy	947,019,229.39	39,823,467.72

Anne K. Kratky	951,478,646.42	35,364,050.69

Steven Lipiner	949,338,055.21	37,504,641.90

Peter B. McCarthy	946,730,272.43	40,112,424.68

Ronald C. Parker	946,733,280.95	40,109,416.16

†	Interested Trustee

46	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2025.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	47

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”). The Board also noted that the Broadridge

48	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the five-year period ended March 31, 2024, and underperformed their respective performance indexes over the three- and ten-year periods ended March 31, 2024, and that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their performance index since inception for the period ended March 31, 2024. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any

Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	49

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory

50	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	51

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

52	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITREALRETFSTMAR_123124

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2024

PIMCO Short-Term Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Short-Term Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023,

which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Short-Term Portfolio	09/30/99	04/28/00	09/30/99	09/30/09	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the PIMCO Short-Term Portfolio	(Cont.)

required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights	PIMCO Short-Term Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

12/31/2024	$10.23	$0.53	$0.09	$0.62	$(0.53)	$0.00	$(0.53)

12/31/2023	10.09	0.48	0.13	0.61	(0.47)	0.00	(0.47)

12/31/2022	10.29	0.20	(0.20)	0.00	(0.18)	(0.02)	(0.20)

12/31/2021	10.42	0.09	(0.09)	0.00	(0.13)	0.00	(0.13)

12/31/2020	10.32	0.17	0.07	0.24	(0.14)	0.00	(0.14)
Administrative Class

12/31/2024	10.23	0.52	0.09	0.61	(0.52)	0.00	(0.52)

12/31/2023	10.09	0.46	0.13	0.59	(0.45)	0.00	(0.45)

12/31/2022	10.29	0.19	(0.20)	(0.01)	(0.17)	(0.02)	(0.19)

12/31/2021	10.42	0.07	(0.09)	(0.02)	(0.11)	0.00	(0.11)

12/31/2020	10.32	0.15	0.08	0.23	(0.13)	0.00	(0.13)
Advisor Class

12/31/2024	10.23	0.51	0.09	0.60	(0.51)	0.00	(0.51)

12/31/2023	10.09	0.46	0.12	0.58	(0.44)	0.00	(0.44)

12/31/2022	10.29	0.17	(0.19)	(0.02)	(0.16)	(0.02)	(0.18)

12/31/2021	10.42	0.06	(0.09)	(0.03)	(0.10)	0.00	(0.10)

12/31/2020	10.32	0.14	0.08	0.22	(0.12)	0.00	(0.12)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.32	6.21%	$52,533	0.47%	0.47%	0.45%	0.45%	5.18%	98%

10.23	6.17	68,829	0.51	0.51	0.45	0.45	4.73	64

10.09	0.00	68,296	0.46	0.46	0.45	0.45	1.96	74

10.29	(0.00)	62,498	0.45	0.45	0.45	0.45	0.85	98

10.42	2.40	29,870	0.47	0.47	0.45	0.45	1.63	114

10.32	6.05	256,546	0.62	0.62	0.60	0.60	5.02	98

10.23	6.01	251,202	0.66	0.66	0.60	0.60	4.57	64

10.09	(0.15)	259,589	0.61	0.61	0.60	0.60	1.83	74

10.29	(0.15)	212,796	0.60	0.60	0.60	0.60	0.72	98

10.42	2.24	246,924	0.62	0.62	0.60	0.60	1.40	114

10.32	5.95	298,952	0.72	0.72	0.70	0.70	4.92	98

10.23	5.90	269,936	0.76	0.76	0.70	0.70	4.49	64

10.09	(0.25)	260,404	0.71	0.71	0.70	0.70	1.71	74

10.29	(0.25)	230,829	0.70	0.70	0.70	0.70	0.62	98

10.42	2.14	222,266	0.72	0.72	0.70	0.70	1.30	114

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Statement of Assets and Liabilities	PIMCO Short-Term Portfolio	December 31, 2024

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$599,341
Investments in Affiliates	12,536
Financial Derivative Instruments
Exchange-traded or centrally cleared	241
Over the counter	1,084
Cash	1,649
Deposits with counterparty	3,213
Foreign currency, at value	1,027
Receivable for investments sold	5
Receivable for TBA investments sold	27,728
Receivable for Portfolio shares sold	967
Interest and/or dividends receivable	3,489
Dividends receivable from Affiliates	55
Total Assets	651,335

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$109
Over the counter	18
Payable for investments in Affiliates purchased	58
Payable for TBA investments purchased	41,567
Deposits from counterparty	532
Payable for Portfolio shares redeemed	694
Accrued investment advisory fees	128
Accrued supervisory and administrative fees	103
Accrued distribution fees	63
Accrued servicing fees	32
Total Liabilities	43,304

Commitments and Contingent Liabilities^

Net Assets	$608,031

Net Assets Consist of:

Paid in capital	$606,337
Distributable earnings (accumulated loss)	1,694

Net Assets	$608,031

Net Assets:

Institutional Class	$52,533
Administrative Class	256,546
Advisor Class	298,952

Shares Issued and Outstanding:

Institutional Class	5,091
Administrative Class	24,862
Advisor Class	28,972

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.32
Administrative Class	10.32
Advisor Class	10.32

Cost of investments in securities	$600,983
Cost of investments in Affiliates	$12,526
Cost of foreign currency held	$1,047
Cost or premiums of financial derivative instruments, net	$391

* Includes repurchase agreements of:	$5,800

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Short-Term Portfolio

Year Ended December 31, 2024
(Amounts in thousands†)

Investment Income:

Interest	$33,693
Dividends from Investments in Affiliates	156
Total Income	33,849

Expenses:

Investment advisory fees	1,501
Supervisory and administrative fees	1,201
Distribution and/or servicing fees - Administrative Class	378
Distribution and/or servicing fees - Advisor Class	710
Trustee fees	22
Interest expense	101
Total Expenses	3,913

Net Investment Income (Loss)	29,936

Net Realized Gain (Loss):

Investments in securities	46
Investments in Affiliates	4
Exchange-traded or centrally cleared financial derivative instruments	(376)
Over the counter financial derivative instruments	1,241
Short sales	(613)
Foreign currency	(239)

Net Realized Gain (Loss)	63

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	1,668
Investments in Affiliates	13
Exchange-traded or centrally cleared financial derivative instruments	1,952
Over the counter financial derivative instruments	1,543
Foreign currency assets and liabilities	(22)

Net Change in Unrealized Appreciation (Depreciation)	5,154

Net Increase (Decrease) in Net Assets Resulting from Operations	$35,153

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Statements of Changes in Net Assets	PIMCO Short-Term Portfolio

(Amounts in thousands†)	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$29,936	$26,526
Net realized gain (loss)	63	(3,494)
Net change in unrealized appreciation (depreciation)	5,154	10,539

Net Increase (Decrease) in Net Assets Resulting from Operations	35,153	33,571

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(3,336)	(3,133)
Administrative Class	(12,629)	(11,267)
Advisor Class	(13,940)	(11,535)

Total Distributions(a)	(29,905)	(25,935)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	12,816	(5,958)

Total Increase (Decrease) in Net Assets	18,064	1,678

Net Assets:

Beginning of year	589,967	588,289
End of year	$608,031	$589,967

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Short-Term Portfolio	December 31, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.5%

CORPORATE BONDS & NOTES 44.7%

BANKING & FINANCE 34.0%

ABN AMRO Bank NV
5.449% (SOFRINDX + 1.000%) due 12/03/2028 ~		$4,800	$4,805
6.575% due 10/13/2026 •		1,000	1,011

AerCap Ireland Capital DAC
3.500% due 01/15/2025		1,100	1,099

Air Lease Corp.
5.300% due 06/25/2026		600	604

Ally Financial, Inc.
5.800% due 05/01/2025		1,218	1,220

American Express Co.
5.505% (SOFRINDX + 0.930%) due 07/26/2028 ~		3,000	3,018
5.645% due 04/23/2027 •		1,000	1,011

American Honda Finance Corp.
4.867% (SOFRRATE + 0.450%) due 06/13/2025 ~		1,800	1,802
5.049% due 02/12/2025 •		4,000	4,001
5.486% (SOFRINDX + 0.790%) due 10/03/2025 ~		1,900	1,905

Athene Global Funding
2.500% due 01/14/2025		500	500
5.487% (SOFRINDX + 1.030%) due 08/27/2026 ~		1,200	1,203
5.608% (SOFRINDX + 1.210%) due 03/25/2027 ~		5,300	5,331

Aviation Capital Group LLC
4.125% due 08/01/2025		200	199

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		600	581
2.875% due 02/15/2025		4,600	4,585

Banco Santander SA
5.777% (SOFRRATE + 1.120%) due 07/15/2028 ~		2,000	2,005

Bank of America Corp.
3.366% due 01/23/2026 •		2,800	2,797
3.384% due 04/02/2026 •		1,000	996
5.586% (US0003M + 0.770%) due 02/05/2026 ~		2,100	2,102
5.723% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,300	1,304

Bank of America NA
5.441% (BBSW3M + 1.050%) due 10/30/2026 ~	AUD	1,000	624

Bank of Queensland Ltd.
5.090% (BBSW3M + 0.650%) due 12/09/2025 ~		2,500	1,548
5.491% (BBSW3M + 1.100%) due 10/29/2025 ~		1,000	621

Banque Federative du Credit Mutuel SA
5.485% (BBSW3M + 1.070%) due 05/24/2027 ~		500	310
5.552% (SOFRINDX + 1.070%) due 02/16/2028 ~		$1,800	1,810
5.718% (SOFRRATE + 1.130%) due 01/23/2027 ~		1,200	1,210
5.790% due 07/13/2028		1,000	1,021
6.046% (SOFRINDX + 1.400%) due 07/13/2026 ~		800	811

Barclays PLC
2.852% due 05/07/2026 •		2,600	2,580
5.304% due 08/09/2026 •		300	301
7.325% due 11/02/2026 •		500	509

BNP Paribas SA
2.219% due 06/09/2026 •		200	197
3.375% due 01/09/2025		2,300	2,300

BPCE SA
1.652% due 10/06/2026 •		600	584
5.770% (BBSW3M + 1.350%) due 09/29/2025 ~	AUD	700	436
5.975% due 01/18/2027 •		$500	504
6.026% (BBSW3M + 1.600%) due 06/05/2025 ~	AUD	1,800	1,119

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brighthouse Financial Global Funding
1.550% due 05/24/2026		$200	$191

Canadian Imperial Bank of Commerce
5.614% (SOFRRATE + 1.220%) due 10/02/2026 ~		1,400	1,413

Caterpillar Financial Services Corp.
5.322% due 10/16/2026 •		500	503

Citibank NA
5.224% (SOFRRATE + 0.708%) due 08/06/2026 ~		2,100	2,108
5.502% (SOFRINDX + 1.060%) due 12/04/2026 ~		1,000	1,009

Citigroup, Inc.
3.106% due 04/08/2026 •		5,900	5,872

CNO Global Funding
1.650% due 01/06/2025		200	200

Cooperatieve Rabobank UA
1.980% due 12/15/2027 •		1,000	947
5.148% (SOFRINDX + 0.710%) due 03/05/2027 ~		1,400	1,406

Corebridge Financial, Inc.
3.500% due 04/04/2025		500	498

Credit Agricole SA
1.907% due 06/16/2026 •		250	246
4.400% due 07/06/2027	AUD	200	122
5.293% (SOFRRATE + 0.870%) due 03/11/2027 ~		$200	201
5.972% (SOFRRATE + 1.290%) due 07/05/2026 ~		1,200	1,212

Danske Bank AS
6.466% due 01/09/2026 •		5,522	5,523

Deutsche Bank AG
2.129% due 11/24/2026 •		2,200	2,144
4.162% due 05/13/2025		165	165
6.119% due 07/14/2026 •		1,700	1,712

DNB Bank ASA
5.896% due 10/09/2026 •		900	906

First Abu Dhabi Bank PJSC
5.526% (BBSW3M + 1.100%) due 02/18/2025 ~	AUD	1,000	619

Ford Motor Credit Co. LLC
2.300% due 02/10/2025		$2,700	2,691
3.375% due 11/13/2025		400	394
4.134% due 08/04/2025		700	696
4.389% due 01/08/2026		200	199
4.687% due 06/09/2025		800	798
5.125% due 06/16/2025		1,000	1,000
7.385% (SOFRRATE + 2.950%) due 03/06/2026 ~		550	561

GA Global Funding Trust
3.850% due 04/11/2025		1,700	1,695
6.009% (SOFRRATE + 1.360%) due 04/11/2025 ~		1,300	1,304

General Motors Financial Co., Inc.
5.687% (SOFRINDX + 1.050%) due 07/15/2027 ~		4,700	4,714
5.856% (SOFRINDX + 1.350%) due 05/08/2027 ~		1,000	1,009
5.980% (SOFRINDX + 1.300%) due 04/07/2025 ~		200	200
6.050% due 10/10/2025		1,500	1,513

Goldman Sachs Bank USA
5.173% (SOFRRATE + 0.770%) due 03/18/2027 ~		1,400	1,403
5.220% (SOFRRATE + 0.750%) due 05/21/2027 ~		900	902

Goldman Sachs Group, Inc.
5.223% due 12/09/2026 •		1,200	1,203
5.250% (SOFRRATE + 0.820%) due 09/10/2027 ~		200	201
5.564% (SOFRRATE + 1.065%) due 08/10/2026 ~		2,200	2,208

HSBC Holdings PLC
1.645% due 04/18/2026 •		400	396
2.999% due 03/10/2026 •		300	299
6.034% (US0003M + 1.380%) due 09/12/2026 ~		4,900	4,934

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.075% (SOFRRATE + 1.570%) due 08/14/2027 ~		$200	$203

ING Groep NV
5.409% due 04/01/2027 •		1,100	1,105
6.038% due 03/28/2026 •		5,950	5,968

John Deere Capital Corp.
5.337% (SOFRRATE + 0.680%) due 07/15/2027 ~		1,100	1,105

JPMorgan Chase & Co.
2.005% due 03/13/2026 •		2,200	2,187
5.386% (SOFRRATE + 0.920%) due 02/24/2026 ~		2,000	2,002
5.646% (SOFRRATE + 1.180%) due 02/24/2028 ~		1,000	1,012
5.788% (SOFRRATE + 1.200%) due 01/23/2028 ~		700	709

Lloyds Banking Group PLC
2.438% due 02/05/2026 •		1,400	1,397
3.511% due 03/18/2026 •		500	498
4.450% due 05/08/2025		500	499
5.530% (SOFRINDX + 1.060%) due 11/26/2028 ~		2,800	2,807
5.840% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	500	310
6.289% (SOFRINDX + 1.580%) due 01/05/2028 ~		$800	812

Mitsubishi UFJ Financial Group, Inc.
5.468% (SOFRRATE + 0.940%) due 02/20/2026 ~		1,500	1,501
5.541% due 04/17/2026 •		900	901
6.097% (SOFRRATE + 1.440%) due 04/17/2026 ~		1,000	1,003

Mizuho Bank Ltd.
4.963% (BBSW3M + 0.540%) due 02/21/2025 ~	AUD	1,400	867
5.275% (BBSW3M + 0.860%) due 02/23/2026 ~		1,900	1,181
5.310% (BBSW3M + 0.850%) due 09/14/2026 ~		1,100	684

Morgan Stanley
2.188% due 04/28/2026 •		$900	892

Morgan Stanley Bank NA
5.306% (SOFRRATE + 0.685%) due 10/15/2027 ~		3,750	3,755
5.328% (SOFRRATE + 0.865%) due 05/26/2028 ~		1,100	1,105
5.724% (SOFRRATE + 1.080%) due 01/14/2028 ~		1,900	1,914

MUFG Bank Ltd.
5.296% (BBSW3M + 0.870%) due 02/17/2026 ~	AUD	2,500	1,554

National Bank of Canada
5.298% due 03/25/2027 •		$2,100	2,106
5.424% (SOFRINDX + 1.030%) due 07/02/2027 ~		4,600	4,618

NatWest Markets PLC
5.055% due 08/12/2025	AUD	1,000	620
5.290% due 09/29/2026 ~		$1,300	1,303
5.382% (SOFRRATE + 0.900%) due 05/17/2027 ~		800	803
5.845% (SOFRRATE + 1.450%) due 03/22/2025 ~		500	501

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		2,400	2,258
2.000% due 03/09/2026		1,800	1,728
6.950% due 09/15/2026		200	205

Nomura Holdings, Inc.
1.653% due 07/14/2026		600	571
1.851% due 07/16/2025		1,500	1,475
2.648% due 01/16/2025		3,000	2,997
5.099% due 07/03/2025		858	859
5.734% (SOFRRATE + 1.250%) due 07/02/2027 ~		900	908

Nordea Bank Abp
5.395% (SOFRRATE + 0.960%) due 06/06/2025 ~		600	602

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oversea-Chinese Banking Corp. Ltd.
5.206% (BBSW3M + 0.780%) due 05/18/2026 ~	AUD	600	$373

PNC Bank NA
4.870% (SOFRRATE + 0.500%) due 01/15/2027 ~		$2,500	2,501

Royal Bank of Canada
5.561% (SOFRINDX + 0.950%) due 01/19/2027 ~		900	907

SBA Tower Trust
4.831% due 10/15/2029		1,100	1,076

Shinhan Bank Co. Ltd.
6.376% (BBSW3M + 1.950%) due 11/16/2025 ~	AUD	300	188

Societe Generale SA
5.661% (SOFRRATE + 1.050%) due 01/21/2026 ~		$5,900	5,903

Standard Chartered PLC
2.819% due 01/30/2026 •		1,200	1,198
3.200% due 04/17/2025		300	299
3.971% due 03/30/2026 •		1,100	1,096
5.656% (SOFRRATE + 1.170%) due 05/14/2028 ~		500	503
6.138% (SOFRRATE + 1.740%) due 03/30/2026 ~		1,000	1,003

Sumitomo Mitsui Banking Corp.
5.270% (BBSW3M + 0.850%) due 02/20/2026 ~	AUD	1,400	870
5.446% (BBSW3M + 1.050%) due 07/28/2026 ~		1,300	811

Sumitomo Mitsui Financial Group, Inc.
6.099% (SOFRRATE + 1.430%) due 01/13/2026 ~		$2,100	2,125

Sumitomo Mitsui Trust Bank Ltd.
5.624% (SOFRRATE + 1.120%) due 03/09/2026 ~		825	831

Svenska Handelsbanken AB
5.115% (SOFRRATE + 0.660%) due 05/28/2027 ~		700	703

Swedbank AB
5.337% due 09/20/2027		2,000	2,019

UBS AG
5.261% (BBSW3M + 0.870%) due 07/30/2025 ~	AUD	1,800	1,117

UBS Group AG
6.079% (SOFRRATE + 1.580%) due 05/12/2026 ~		$4,000	4,015

VICI Properties LP
4.375% due 05/15/2025		2,000	1,996

Wells Fargo & Co.
1.500% due 05/24/2027	EUR	500	500
2.164% due 02/11/2026 •		$2,700	2,692
3.908% due 04/25/2026 •		2,700	2,692

			206,824

INDUSTRIALS 8.4%

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ		1,300	1,307

Ampol Ltd.
4.000% due 04/17/2025	AUD	600	370

Arrow Electronics, Inc.
4.000% due 04/01/2025		$500	499

Bayer U.S. Finance LLC
4.250% due 12/15/2025		6,400	6,360

Berry Global, Inc.
4.875% due 07/15/2026		977	974

BMW U.S. Capital LLC
5.294% (SOFRINDX + 0.800%) due 08/13/2026 ~		1,000	1,004

Boeing Co.
2.500% due 03/01/2025		100	99
2.600% due 10/30/2025		800	785

DAE Funding LLC
2.625% due 03/20/2025		700	695

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Energy Transfer LP
2.900% due 05/15/2025		$2,800	$2,779

Flex Ltd.
4.750% due 06/15/2025		900	899

Harley-Davidson Financial Services, Inc.
3.350% due 06/08/2025		400	397
3.500% due 07/28/2025		1,900	1,882

HCA, Inc.
5.250% due 04/15/2025		5,100	5,106
5.375% due 02/01/2025		1,200	1,200
7.690% due 06/15/2025		400	405

Hyatt Hotels Corp.
5.375% due 04/23/2025		300	300

Hyundai Capital America
5.688% due 08/04/2025 •		5,036	5,056
6.176% (SOFRRATE + 1.500%) due 01/08/2027 ~		1,300	1,316

Illumina, Inc.
4.650% due 09/09/2026		900	897
5.800% due 12/12/2025		500	504

Imperial Brands Finance PLC
3.500% due 07/26/2026		700	685

Incitec Pivot Ltd.
4.300% due 03/18/2026	AUD	1,100	673

Las Vegas Sands Corp.
5.900% due 06/01/2027		$600	609

Mercedes-Benz Finance North America LLC
5.203% (SOFRRATE + 0.630%) due 07/31/2026 ~		1,900	1,906

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,100	1,085

NXP BV
2.700% due 05/01/2025		200	199

Reynolds American, Inc.
4.450% due 06/12/2025		620	618

Rolls-Royce PLC
3.625% due 10/14/2025		800	787

Sabine Pass Liquefaction LLC
5.625% due 03/01/2025		150	150

SK Hynix, Inc.
5.500% due 01/16/2027		400	404
6.250% due 01/17/2026		800	810

T-Mobile USA, Inc.
3.500% due 04/15/2025		2,100	2,091

Uber Technologies, Inc.
4.500% due 08/15/2029		400	388
6.250% due 01/15/2028		800	807

Volkswagen Group of America Finance LLC
5.227% (SOFRRATE + 0.830%) due 03/20/2026 ~		3,600	3,599
5.546% (SOFRRATE + 1.060%) due 08/14/2026 ~		2,300	2,306

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		1,000	992

Williams Cos., Inc.
5.400% due 03/02/2026		200	201

			51,144

UTILITIES 2.3%

AES Corp.
1.375% due 01/15/2026		400	386

Avangrid, Inc.
3.200% due 04/15/2025		1,691	1,683

Enel Finance International NV
4.500% due 06/15/2025		800	798
7.050% due 10/14/2025		500	508

FirstEnergy Corp.
2.050% due 03/01/2025		390	388

Georgia Power Co.
5.256% (SOFRINDX + 0.750%) due 05/08/2025 ~		1,900	1,904

NextEra Energy Capital Holdings, Inc.
5.325% (SOFRINDX + 0.760%) due 01/29/2026 ~		1,000	1,006

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ONEOK, Inc.
4.250% due 09/24/2027	$900	$887

Pacific Gas & Electric Co.
3.150% due 01/01/2026	500	492
4.950% due 06/08/2025	600	600
5.392% (SOFRINDX + 0.950%) due 09/04/2025 ~	4,100	4,107

Pinnacle West Capital Corp.
5.250% (SOFRRATE + 0.820%) due 06/10/2026 ~	800	803

Trans-Allegheny Interstate Line Co.
3.850% due 06/01/2025	400	398

		13,960

Total Corporate Bonds & Notes (Cost $272,204)		271,928

MUNICIPAL BONDS & NOTES 0.3%

LOUISIANA 0.3%

Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007
5.085% (US0003M + 0.300%) due 02/15/2036 ~	2,120	1,964

Total Municipal Bonds & Notes (Cost $1,971)		1,964

U.S. GOVERNMENT AGENCIES 9.1%

Fannie Mae
4.883% due 02/25/2037 •	14	14
4.909% due 12/25/2036 •	1	2
5.033% due 05/25/2042 •	1	2
5.363% due 12/25/2037 •	12	12
5.634% due 12/25/2047 •	512	513
5.650% due 01/25/2055 «•	3,000	2,998
5.669% due 12/25/2054 •	1,177	1,176
5.700% due 01/25/2055 •	2,400	2,392
5.748% due 01/25/2055 •	3,000	2,992
5.819% due 11/25/2053 •	2,165	2,183
6.128% due 03/01/2044 - 07/01/2044 •	4	5

Freddie Mac
2.500% due 10/25/2048	145	129
3.000% due 09/25/2045	245	214
5.162% due 09/15/2041 •	6	6
5.412% due 02/15/2038 •	8	8
5.669% due 11/25/2054 •	4,631	4,597
5.700% due 01/25/2055 •	2,300	2,306
5.719% due 05/25/2054 - 12/25/2054 •	8,278	8,305
5.748% due 01/25/2055 •	2,000	2,005
5.769% due 12/25/2054 •	1,555	1,563
6.025% due 10/25/2044 - 02/25/2045 •	40	38
6.225% due 07/25/2044 •	7	7

Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049	101	87
4.625% due 02/20/2032 •	1	1
5.266% due 11/20/2069 •	69	69
5.395% due 04/20/2074 •	299	300
5.505% due 01/20/2074 - 07/20/2074 •	1,994	2,018
5.555% due 09/20/2073 - 10/20/2073 •	4,451	4,513
5.566% due 01/20/2066 •	135	135
5.585% due 09/20/2073 •	477	483
5.605% due 05/20/2073 •	1,070	1,086
5.616% due 11/20/2066 •	203	203
5.705% due 05/20/2073 - 11/20/2073 •	397	406
5.766% due 01/20/2066 •	310	311
7.122% due 05/20/2071 •	208	212

Uniform Mortgage-Backed Security
4.000% due 08/01/2049	15	14

Uniform Mortgage-Backed Security, TBA
5.500% due 02/01/2055	14,000	13,806

Total U.S. Government Agencies (Cost $55,139)		55,111

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 3.7%

U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2025		$2,200	$2,186
0.125% due 10/15/2025 (f)		2,190	2,165
0.375% due 07/15/2025		10,116	10,056
2.125% due 04/15/2029		6,532	6,541

U.S. Treasury Notes
4.125% due 10/31/2029		1,300	1,285

Total U.S. Treasury Obligations (Cost $22,130)			22,233

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.3%

AG Trust
6.413% due 07/15/2041 •		300	301

Avon Finance PLC
5.626% due 12/28/2049 •	GBP	2,174	2,723

Barclays Mortgage Loan Trust
5.903% due 01/25/2064 þ		$783	786

Bear Stearns Adjustable Rate Mortgage Trust
6.944% due 01/25/2034 ~		1	1

Bear Stearns ALT-A Trust
5.151% due 09/25/2035 ~		6	3

Beast Mortgage Trust
5.698% due 02/15/2037 •		2,600	2,311

Benchmark Mortgage Trust
3.042% due 08/15/2052		973	937

BSREP Commercial Mortgage Trust
5.462% due 08/15/2038 •		2,369	2,208

BX Trust
5.211% due 01/15/2034 •		76	76

Chase Home Lending Mortgage Trust
5.819% due 09/25/2055 •		915	915

Citigroup Mortgage Loan Trust
6.080% due 09/25/2035 •		1	1

Colony Mortgage Capital Ltd.
5.976% due 11/15/2038 •		372	368

COLT Mortgage Loan Trust
5.835% due 02/25/2069 þ		1,364	1,369

Commercial Mortgage Trust
5.812% due 12/15/2038 •		2,055	1,975

Countrywide Home Loan Reperforming REMIC Trust
4.793% due 06/25/2035 •		2	2

Credit Suisse First Boston Mortgage Securities Corp.
5.575% due 03/25/2032 ~		1	1
6.028% due 06/25/2033 ~		2	2

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.458% due 03/25/2059 ~		603	602
3.904% due 04/25/2062 ~		159	150
4.100% due 12/27/2060 ~		638	636
5.000% due 07/25/2056 •		294	273
5.444% due 07/15/2032 •		238	234

Eurohome U.K. Mortgages PLC
4.997% due 06/15/2044 •	GBP	19	23

Extended Stay America Trust
5.591% due 07/15/2038 •		$2,202	2,205

Finsbury Square Green PLC
5.377% due 12/16/2067 •	GBP	47	59

GCAT Trust
1.091% due 05/25/2066 ~		$676	576
2.885% due 12/27/2066 ~		747	684

Gemgarto PLC
5.317% due 12/16/2067 •	GBP	156	196

GreenPoint Mortgage Funding Trust
4.893% due 06/25/2045 •		$4	4

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~		1,289	1,198

GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		235	218
5.000% due 02/25/2052 •		689	639
5.910% due 11/25/2054 •		1,425	1,430

GSR Mortgage Loan Trust
5.330% due 09/25/2035 ~		1	1

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HarborView Mortgage Loan Trust
4.921% due 05/19/2035 •		$9	$9

Impac CMB Trust
5.093% due 03/25/2035 •		51	48

InTown Mortgage Trust
6.886% due 08/15/2039 •		1,100	1,103

JP Morgan Chase Commercial Mortgage Securities Trust
5.654% due 06/15/2035 •		291	253
5.895% due 12/15/2031 •		143	136

JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		77	68
5.000% due 02/25/2052 •		222	206

Kinbane DAC
3.696% due 09/25/2062 ~	EUR	571	590

Legacy Mortgage Asset Trust
4.750% due 07/25/2061 þ		$330	330
4.875% due 10/25/2068 þ		207	207
5.250% due 07/25/2067 þ		256	256

MFA Trust
1.381% due 04/25/2065 ~		190	183

Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		435	413
2.750% due 08/25/2059 ~		271	261

Morgan Stanley Capital Trust
5.512% due 05/15/2036 •		800	551

Morgan Stanley Residential Mortgage Loan Trust
5.000% due 09/25/2051 •		310	288

MortgageIT Mortgage Loan Trust
5.093% due 02/25/2035 •		29	29

Natixis Commercial Mortgage Securities Trust
6.221% due 03/15/2035 •		1,304	1,306

New Orleans Hotel Trust
5.434% due 04/15/2032 •		1,000	986

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		197	185
2.464% due 01/26/2060 ~		682	635
3.500% due 12/25/2057 ~		44	42
4.500% due 05/25/2058 ~		113	110

New York Mortgage Trust
4.670% due 08/25/2061 þ		577	573

NYO Commercial Mortgage Trust
5.607% due 11/15/2038 •		1,600	1,571

OBX Trust
5.988% due 01/25/2064 þ		570	573
6.067% due 01/25/2064 þ		835	840
6.129% due 12/25/2063 þ		1,198	1,207
6.447% due 02/25/2064 þ		849	858

PRKCM Trust
6.333% due 03/25/2059 þ		160	161

Progress Trust
5.320% due 01/21/2051 •	AUD	1,121	695

PRPM LLC
6.327% due 06/25/2069 þ		$457	462

RESIMAC Premier
5.292% due 07/10/2052 •		38	38

Sequoia Mortgage Trust
4.520% due 11/25/2063 ~		957	940
6.164% due 02/20/2034 •		51	45

Structured Asset Mortgage Investments Trust
4.913% due 05/25/2045 •		9	8
4.981% due 07/19/2035 •		1	1

Towd Point Mortgage Funding
5.719% due 07/20/2053 •	GBP	798	1,002

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$679	655
2.710% due 01/25/2060 ~		970	922
3.750% due 05/25/2058 ~		278	272
5.453% due 05/25/2058 •		219	224
5.453% due 10/25/2059 •		157	161

Triton Trust
5.022% due 02/09/2053 •	AUD	692	427

Verus Securitization Trust
5.712% due 01/25/2069 þ		$957	958

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.811% due 05/25/2068 þ	$198	$198
5.850% due 12/25/2067 þ	218	218
6.443% due 08/25/2068 þ	151	153
6.476% due 06/25/2068 þ	335	337

WaMu Mortgage Pass-Through Certificates Trust
5.825% due 02/25/2046 •	5	5
5.825% due 08/25/2046 •	5	4
6.025% due 11/25/2042 •	2	2

Total Non-Agency Mortgage-Backed Securities (Cost $46,152)		44,812

ASSET-BACKED SECURITIES 25.2%

AUTOMOBILE ABS OTHER 3.0%

CarMax Auto Owner Trust
5.218% due 03/15/2027 •	1,885	1,887
5.398% due 12/15/2026 •	697	698
5.448% due 06/15/2026 •	315	315

Chesapeake Funding LLC
5.848% due 05/15/2035 •	1,664	1,674

Citizens Auto Receivables Trust
5.198% due 10/15/2026 •	2,595	2,598

Ford Credit Auto Lease Trust
5.098% due 07/15/2026 •	2,822	2,823
5.188% due 02/15/2026 •	340	340

Ford Credit Auto Owner Trust
5.318% due 03/15/2026 •	110	110

Ford Credit Floorplan Master Owner Trust
5.368% due 09/15/2029 •	1,500	1,507

GM Financial Consumer Automobile Receivables Trust
5.128% due 11/16/2026 •	466	466
5.348% due 05/18/2026 •	204	204

Hyundai Auto Lease Securitization Trust
5.198% due 03/16/2026 •	827	828

Hyundai Auto Receivables Trust
5.018% due 04/15/2027 •	1,174	1,175

Nissan Auto Receivables Owner Trust
5.158% due 05/15/2026 •	871	872

Toyota Lease Owner Trust
5.045% due 02/22/2027 •	1,300	1,301
5.155% due 04/20/2026 •	880	881

Volkswagen Auto Lease Trust
5.175% due 01/20/2026 •	552	552

		18,231

AUTOMOBILE SEQUENTIAL 3.6%

Ally Auto Receivables Trust
5.760% due 11/15/2026	267	267

Avis Budget Rental Car Funding AESOP LLC
2.360% due 03/20/2026	1,100	1,097

Bank of America Auto Trust
5.830% due 05/15/2026	194	195

BMW Vehicle Lease Trust
5.990% due 09/25/2026	1,309	1,318

CarMax Auto Owner Trust
5.720% due 11/16/2026	1,350	1,353

Carvana Auto Receivables Trust
0.800% due 01/10/2027	197	194

Chesapeake Funding LLC
5.520% due 05/15/2036	832	841

Citizens Auto Receivables Trust
5.540% due 11/16/2026	882	885
5.840% due 01/18/2028	400	404
6.090% due 10/15/2026	565	567

Enterprise Fleet Financing LLC
4.380% due 07/20/2029	545	544
5.740% due 12/20/2026	2,000	2,017
5.760% due 10/22/2029	844	850
6.400% due 03/20/2030	1,631	1,663

Fifth Third Auto Trust
5.800% due 11/16/2026	315	316

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Auto Securitization Trust
5.410% due 04/15/2026	CAD	378	$264
5.889% due 05/15/2026		599	418

GM Financial Consumer Automobile Receivables Trust
5.740% due 09/16/2026		$304	305

GMF Canada Leasing Trust Asset-Backed Notes
4.883% due 12/21/2026	CAD	1,000	709
4.981% due 02/20/2026		238	166

Hertz Vehicle Financing LLC
5.490% due 06/25/2027		$2,100	2,114

Honda Auto Receivables Owner Trust
5.410% due 04/15/2026		248	248

Hyundai Auto Receivables Trust
4.530% due 09/15/2027		1,000	1,001
5.770% due 05/15/2026		251	252
5.800% due 01/15/2027		412	413

LAD Auto Receivables Trust
5.930% due 06/15/2027		263	264
6.210% due 10/15/2026		389	390

MBarc Credit Canada, Inc.
5.445% due 10/15/2025	CAD	20	14

Oscar U.S. Funding LLC
5.480% due 02/10/2027		$772	772

SBNA Auto Lease Trust
6.270% due 04/20/2026		425	427

Tesla Auto Lease Trust
6.020% due 09/22/2025		297	298

Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		325	325

USAA Auto Owner Trust
5.830% due 07/15/2026		226	226

Volkswagen Auto Loan Enhanced Trust
5.500% due 12/21/2026		746	748

World Omni Auto Receivables Trust
5.250% due 11/16/2026		118	118
5.570% due 12/15/2026		304	305

			22,288

CMBS OTHER 1.6%

ACREC LLC
6.627% due 02/19/2038 •		500	502

AREIT LLC
6.624% due 06/17/2039 •		2,800	2,808

BDS Ltd.
6.503% due 08/19/2038 •		2,564	2,579

HERA Commercial Mortgage Ltd.
5.540% due 02/18/2038 •		73	73

LoanCore Issuer Ltd.
5.812% due 07/15/2036 •		1,210	1,215

M360 Ltd.
5.971% due 11/22/2038 •		168	164

MF1 Multifamily Housing Mortgage Loan Trust
5.346% due 07/15/2036 •		234	233

PFP Ltd.
6.315% due 09/17/2039 •		488	492
6.671% due 08/19/2035 •		1,173	1,178

Ready Capital Mortgage Financing LLC
6.713% due 10/25/2039 •		295	296

VMC Finance LLC
5.590% due 06/16/2036 •		97	97

			9,637

CREDIT CARD BULLET 1.4%

Master Credit Card Trust
5.350% due 01/21/2028 •		4,000	4,014
5.450% due 01/21/2027 •		4,400	4,412

			8,426

CREDIT CARD OTHER 2.4%

CARDS Trust
5.324% due 07/15/2028 •		1,000	1,001

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden Credit Card Trust
1.970% due 01/15/2029		$2,000	$1,894

Trillium Credit Card Trust
5.134% due 12/26/2028 •		5,500	5,511
5.232% due 08/26/2028 •		6,000	6,020

			14,426

HOME EQUITY OTHER 0.4%

ACE Securities Corp. Home Equity Loan Trust
5.233% due 04/25/2034 •		217	203

Countrywide Asset-Backed Certificates Trust
5.953% due 10/25/2034 •		201	200

Credit Suisse First Boston Mortgage Securities Corp.
3.861% due 08/25/2032 •		1	1

Finance America Mortgage Loan Trust
5.278% due 08/25/2034 •		137	129

Fremont Home Loan Trust
5.188% due 01/25/2035 •		60	59

Long Beach Mortgage Loan Trust
5.428% due 04/25/2035 •		185	183

MASTR Asset-Backed Securities Trust
4.553% due 11/25/2036 •		2	0
5.153% due 09/25/2034 •		116	105

Morgan Stanley ABS Capital, Inc. Trust
5.353% due 05/25/2034 •		237	242

NovaStar Mortgage Funding Trust
5.113% due 01/25/2036 •		33	33

Renaissance Home Equity Loan Trust
3.664% due 08/25/2033 •		2	2
5.173% due 11/25/2034 •		3	2

Towd Point Mortgage Trust
5.848% due 01/25/2064 ~		405	407
6.290% due 05/25/2064 ~		881	890

			2,456

OTHER ABS 12.8%

ACAS CLO Ltd.
5.784% due 10/18/2028 •		172	172

AGL CLO Ltd.
6.079% due 07/20/2034 •		300	301

Anchorage Capital CLO Ltd.
5.756% due 10/15/2031 •		1,784	1,787
6.072% due 04/22/2034 •		1,400	1,403

Ares CLO Ltd.
5.967% due 04/17/2033 •		2,500	2,505
5.968% due 01/15/2032 •		189	190

Bain Capital Credit CLO Ltd.
5.877% due 07/16/2034 •		1,000	1,003

Bain Capital Euro CLO DAC
3.959% due 01/20/2032 •	EUR	924	957

BlueMountain CLO Ltd.
5.816% due 10/25/2030 •		$750	751

Carlyle U.S. CLO Ltd.
5.806% due 10/15/2031 •		582	583

CarVal CLO Ltd.
5.877% due 07/16/2031 •		2,104	2,109

CIFC Funding Ltd.
5.846% due 10/24/2030 •		1,348	1,351

CNH Equipment Trust
5.900% due 02/16/2027		762	765

Commonbond Student Loan Trust
2.550% due 05/25/2041		29	27

CQS U.S. CLO Ltd.
6.467% due 07/20/2031 •		1,374	1,376

Crestline Denali CLO Ltd.
6.028% due 10/23/2031 •		1,161	1,163

Daimler Trucks Retail Trust
6.030% due 09/15/2025		216	216

Dell Equipment Finance Trust
4.690% due 08/22/2030		1,000	1,002
5.840% due 01/22/2029		266	266
6.100% due 04/23/2029		745	747

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DLLAA LLC
5.930% due 07/20/2026		$230	$231

DLLST LLC
5.330% due 01/20/2026		872	874

Dryden Senior Loan Fund
5.767% due 10/19/2029 •		835	837
5.806% due 07/15/2030 •		370	371

ECMC Group Student Loan Trust
5.433% due 02/27/2068 •		272	271
5.683% due 07/25/2069 •		236	236

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046		489	427

FirstKey Homes Trust
1.266% due 10/19/2037		1,741	1,697

Gallatin CLO Ltd.
6.008% due 07/15/2031 •		789	791

GoldenTree Loan Management U.S. CLO Ltd.
5.785% due 04/24/2031 •		743	744

Greywolf CLO Ltd.
6.183% due 04/22/2033 •		2,900	2,910

KKR CLO Ltd.
5.834% due 07/18/2030 •		694	696
5.868% due 07/15/2030 •		354	355

Kubota Credit Owner Trust
5.400% due 02/17/2026		657	657

LCM Loan Income Fund Ltd.
5.909% due 04/20/2031 •		1,245	1,246

LCM Ltd.
5.959% due 04/20/2031 •		1,500	1,500

M&T Equipment Notes
6.090% due 07/15/2030		413	414

Man GLG Euro CLO DAC
3.859% due 10/15/2030 •	EUR	19	20

Marathon CLO Ltd.
5.997% due 01/20/2033 •		$2,000	2,002

MidOcean Credit CLO
5.833% due 02/20/2031 •		375	376

MMAF Equipment Finance LLC
5.200% due 09/13/2027		1,662	1,668
5.790% due 11/13/2026		567	570

Navient Private Education Loan Trust
5.412% due 11/15/2068 •		225	224

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		158	145
1.310% due 01/15/2069		402	373
1.690% due 05/15/2069		1,271	1,178
5.512% due 04/15/2069 •		963	963

Navient Student Loan Trust
6.298% due 03/15/2072 •		716	721

Nelnet Student Loan Trust
4.893% due 09/27/2066 •		111	111
5.253% due 08/25/2067 •		394	393
5.383% due 09/27/2038 •		735	732
5.583% due 06/27/2067 •		164	164

Neuberger Berman CLO Ltd.
5.909% due 01/28/2030 •		151	151

Octagon Investment Partners Ltd.
5.767% due 10/20/2030 •		643	644

OSD CLO Ltd.
5.779% due 04/17/2031 ~		289	290

Pagaya AI Debt Selection Trust
6.660% due 07/15/2031		88	89

Palmer Square European Loan Funding DAC
3.964% due 04/15/2031 •	EUR	478	495
4.164% due 01/15/2033 •		1,449	1,505

PFS Financing Corp.
5.748% due 08/15/2027 •		$2,900	2,912

Pikes Peak CLO
5.866% due 07/15/2034 •		3,000	3,008

Regatta Funding Ltd.
5.826% due 10/25/2031 •		835	836

SLM Student Loan Trust
5.133% due 06/25/2043 •		369	362

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SMB Private Education Loan Trust
1.340% due 03/17/2053	$203	$188
1.600% due 09/15/2054	235	218
5.303% due 09/15/2054 •	925	922
5.698% due 07/15/2053 •	1,898	1,912
5.962% due 02/17/2032 •	3	3
6.148% due 11/15/2052 •	789	799
6.448% due 05/16/2050 •	625	635

Sound Point CLO Ltd.
5.906% due 01/25/2032 •	1,000	1,001

Stonepeak ABS
2.301% due 02/28/2033	123	118

Symphony Static CLO Ltd.
5.717% due 10/25/2029 •	445	445

TIAA CLO Ltd.
5.757% due 01/20/2032 •	1,953	1,955

Towd Point Asset Trust
5.185% due 11/20/2061 •	276	274

Trinitas CLO Ltd.
5.996% due 04/25/2033 •	1,000	1,001

Venture CLO Ltd.
5.775% due 09/07/2030 •	1,321	1,324
5.869% due 07/20/2030 •	1,094	1,096
5.929% due 07/20/2030 •	1,879	1,883
5.979% due 01/20/2029 •	47	47
6.009% due 04/20/2032 •	2,358	2,363

Verdelite Static CLO Ltd.
5.747% due 07/20/2032 •	2,908	2,913

Verizon Master Trust
5.248% due 12/20/2028 •	4,000	4,013

Volvo Financial Equipment LLC
4.560% due 05/17/2027	1,800	1,802

		77,775

Total Asset-Backed Securities (Cost $153,348)		153,239

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.0%

Israel Government International Bond
5.000% due 10/30/2026	EUR	200	$213

Total Sovereign Issues (Cost $217)			213

SHORT-TERM INSTRUMENTS 8.2%

COMMERCIAL PAPER 6.8%

Alimentation Couche-Tard, Inc.
4.720% due 01/14/2025		$6,000	5,989

Avangrid, Inc.
4.720% due 01/07/2025		4,300	4,296

Crown Castle, Inc.
4.850% due 01/21/2025		6,000	5,983

CVS Health Corp.
5.250% due 01/31/2025		3,100	3,087

Dell International LLC
4.700% due 01/10/2025		1,600	1,598
4.730% due 01/03/2025		1,400	1,400
4.730% due 01/07/2025		4,600	4,596

Penske Truck Leasing Co. LP
4.700% due 03/20/2025		6,100	6,037

Rogers Communications, Inc.
4.930% due 01/23/2025		2,600	2,593

Southern California Edison Co.
5.000% due 01/07/2025		6,000	5,995

			41,574

REPURCHASE AGREEMENTS (d) 1.0%
			5,800

ISRAEL TREASURY BILLS 0.4%
4.098% due 05/30/2025 (a)(b)	ILS	8,100	2,184

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
4.408% due 03/06/2025 (a)(b)	$285	$283

Total Short-Term Instruments (Cost $49,822)		49,841

Total Investments in Securities (Cost $600,983)		599,341

	SHARES
INVESTMENTS IN AFFILIATES 2.1%

SHORT-TERM INSTRUMENTS 2.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%

PIMCO Short Asset Portfolio	774,070	7,581

PIMCO Short-Term Floating NAV Portfolio III	508,877	4,955

Total Short-Term Instruments (Cost $12,526)		12,536

Total Investments in Affiliates (Cost $12,526)		12,536

Total Investments 100.6% (Cost $613,509)		$611,877

Financial Derivative Instruments (e)(g) 0.2% (Cost or Premiums, net $391)		1,198

Other Assets and Liabilities, net (0.8)%		(5,044)

Net Assets 100.0%		$608,031

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	4.450%	12/31/2024	01/02/2025	$5,800	U.S. Treasury Inflation Protected Securities 0.750% due 02/15/2042	$(5,916)	$5,800	$5,801

Total Repurchase Agreements						$(5,916)	$5,800	$5,801

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC STR	$5,801	$0	$0	$5,801	$(5,916)	$(115)

Total Borrowings and Other Financing Transactions	$5,801	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(1,599) at a weighted average interest rate of 5.190%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 3-Year Bond March Futures	03/2025	469	$	30,815	$(36)	$68	$(51)
U.S. Treasury 2-Year Note March Futures	03/2025	178		36,598	12	0	(3)
U.S. Treasury 5-Year Note March Futures	03/2025	471		50,070	(189)	0	(44)

					$(213)	$68	$(98)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Canada Government 10-Year March Futures	03/2025	110	$	(9,383)	$25	$0	$(11)
U.S. Treasury 10-Year Note March Futures	03/2025	118		(12,833)	120	26	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	61		(7,253)	225	26	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	23		(2,560)	27	6	0

					$397	$58	$(11)

Total Futures Contracts					$184	$126	$(109)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.305%	EUR	900	$5	$2	$7	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$	200	$5	$(1)	$4	$0	$0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	27,500	$365	$(542)	$(177)	$76	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029	$	15,500	0	116	116	8	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.740	Annual	05/31/2029		31,300	(34)	376	342	14	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.059	Annual	05/31/2029		5,400	0	(7)	(7)	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.061	Annual	05/31/2029		10,200	0	(15)	(15)	5	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.063	Annual	05/31/2029		300	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		19,900	(81)	345	264	10	0

							$250	$273	$523	$115	$0

Total Swap Agreements							$260	$274	$534	$115	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$126	$115	$241	$0	$(109)	$0	$(109)

(f)

Securities with an aggregate market value of $826 and cash of $3,213 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
BOA	01/2025	GBP	256	$325	$5	$0

BPS	01/2025	CAD	2,708	1,931	46	0

BRC	01/2025	EUR	336	354	6	0

CBK	01/2025	AUD	1,383	877	21	0
	01/2025	GBP	195	247	3	0
	05/2025	ILS	7,865	2,154	0	(18)

FAR	01/2025	AUD	21,170	13,738	634	0

MBC	01/2025		699	441	9	0
	01/2025	CHF	1,287	1,467	47	0
	01/2025	EUR	3,794	3,998	66	0

MYI	01/2025	AUD	2,997	1,907	52	0

RYL	01/2025		278	178	6	0

SCX	01/2025	GBP	3,436	4,361	60	0

Total Forward Foreign Currency Contracts					$955	$(18)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.400%	09/26/2025	19,800	$5	$6

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.100	02/07/2025	54,400	69	66

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.100	02/07/2025	47,100	57	57

Total Purchased Options							$131	$129

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$5	$0	$0	$5	$0	$0	$0	$0	$5	$0	$5
BPS	46	0	0	46	0	0	0	0	46	0	46
BRC	6	6	0	12	0	0	0	0	12	0	12
CBK	24	66	0	90	(18)	0	0	(18)	72	0	72
FAR	634	0	0	634	0	0	0	0	634	(530)	104
GLM	0	57	0	57	0	0	0	0	57	0	57
MBC	122	0	0	122	0	0	0	0	122	0	122
MYI	52	0	0	52	0	0	0	0	52	0	52
RYL	6	0	0	6	0	0	0	0	6	0	6
SCX	60	0	0	60	0	0	0	0	60	0	60

Total Over the Counter	$955	$129	$0	$1,084	$(18)	$0	$0	$(18)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$126	$126
Swap Agreements	0	0	0	0	115	115

	$0	$0	$0	$0	$241	$241

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$955	$0	$955
Purchased Options	0	0	0	0	129	129

	$0	$0	$0	$955	$129	$1,084

	$0	$0	$0	$955	$370	$1,325

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$109	$109

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$18	$0	$18

	$0	$0	$0	$18	$109	$127

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(155)	$(155)
Swap Agreements	0	(131)	0	0	(90)	(221)

	$0	$(131)	$0	$0	$(245)	$(376)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$889	$0	$889
Purchased Options	0	0	0	0	190	190
Written Options	0	0	0	0	162	162

	$0	$0	$0	$889	$352	$1,241

	$0	$(131)	$0	$889	$107	$865

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,523	$1,523
Swap Agreements	0	156	0	0	273	429

	$0	$156	$0	$0	$1,796	$1,952

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,544	$0	$1,544
Purchased Options	0	0	0	0	(1)	(1)

	$0	$0	$0	$1,544	$(1)	$1,543

	$0	$156	$0	$1,544	$1,795	$3,495

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$206,824	$0	$206,824
Industrials	0	51,144	0	51,144
Utilities	0	13,960	0	13,960
Municipal Bonds & Notes
Louisiana	0	1,964	0	1,964
U.S. Government Agencies	0	52,113	2,998	55,111
U.S. Treasury Obligations	0	22,233	0	22,233
Non-Agency Mortgage-Backed Securities	0	44,812	0	44,812
Asset-Backed Securities
Automobile ABS Other	0	18,231	0	18,231
Automobile Sequential	0	22,288	0	22,288
CMBS Other	0	9,637	0	9,637
Credit Card Bullet	0	8,426	0	8,426
Credit Card Other	0	14,426	0	14,426
Home Equity Other	0	2,456	0	2,456
Other ABS	0	77,775	0	77,775
Sovereign Issues	0	213	0	213
Short-Term Instruments
Commercial Paper	0	41,574	0	41,574
Repurchase Agreements	0	5,800	0	5,800
Israel Treasury Bills	0	2,184	0	2,184
U.S. Treasury Bills	0	283	0	283

	$0	$596,343	$2,998	$599,341

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,536	$0	$0	$12,536

Total Investments	$12,536	$596,343	$2,998	$611,877

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	68	173	0	241
Over the counter	0	1,084	0	1,084

	$68	$1,257	$0	$1,325

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(62)	(47)	0	(109)
Over the counter	0	(18)	0	(18)

	$(62)	$(65)	$0	$(127)

Total Financial Derivative Instruments	$6	$1,192	$0	$1,198

Totals	$12,542	$597,535	$2,998	$613,075

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Short-Term Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio managers as a team. The financial information in the form of the portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

20	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Notes to Financial Statements	(Cont.)

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

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On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	23

Notes to Financial Statements	(Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

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Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	25

Notes to Financial Statements	(Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$112	$7,458	$(1)	$0	$12	$7,581	$56	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$48	$147,902	$(143,000)	$4	$1	$4,955	$100	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price

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volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of December 31, 2024, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	27

Notes to Financial Statements	(Cont.)

characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and

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counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon

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Notes to Financial Statements	(Cont.)

delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a

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component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the

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Notes to Financial Statements	(Cont.)

Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap

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transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

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Notes to Financial Statements	(Cont.)

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war,

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military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	35

Notes to Financial Statements	(Cont.)

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

36	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.20%	0.20%	0.20%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	37

Notes to Financial Statements	(Cont.)

organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$295,736	$288,367	$332,575	$224,017

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2024		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	335	$3,441	229	$2,332

Administrative Class	10,427	107,226	8,430	85,771

Advisor Class	7,496	77,056	6,109	62,110
Issued as reinvestment of distributions

Institutional Class	324	3,336	308	3,133

Administrative Class	1,228	12,628	1,107	11,267

Advisor Class	1,355	13,940	1,133	11,535
Cost of shares redeemed

Institutional Class	(2,297)	(23,615)	(574)	(5,826)

Administrative Class	(11,353)	(116,726)	(10,694)	(108,718)

Advisor Class	(6,270)	(64,470)	(6,648)	(67,562)

Net increase (decrease) resulting from Portfolio share transactions	1,245	$12,816	(600)	$(5,958)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

38	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

As of December 31, 2024, four persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 65% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Short-Term Portfolio	$4,873	$0	$(1,533)	$0	$(1,646)	$0	$0	$1,694

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, and return of capital distributions from underlying funds.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Short-Term Portfolio	$0	$1,646

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	39

Notes to Financial Statements	(Cont.)	December 31, 2024

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Short-Term Portfolio	$615,168	$4,313	$(5,821)	$(1,508)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, and return of capital distributions from underlying funds.

For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2024			December 31, 2023

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Short-Term Portfolio	$29,905	$0	$0	$25,935	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

40	PIMCO VARIABLE INSURANCE TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Short-Term Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Short-Term Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2025

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	41

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BPS	BNP Paribas S.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RYL	NatWest Markets Plc

BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	MBC	HSBC Bank Plc

Currency Abbreviations:

AUD	Australian Dollar	EUR	Euro	ILS	Israeli Shekel

CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar

CHF	Swiss Franc

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BBSW3M	3 Month Bank Bill Swap Rate	SOFR	Secured Overnight Financing Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	SOFRINDX	Secured Overnight Financing Rate Index	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:

NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit

BBSW	Bank Bill Swap Reference Rate	DAC	Designated Activity Company	TBA	To-Be-Announced

42	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Short-Term Portfolio
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0457	$0.0000	$0.0000	$0.0457

August 2024	$0.0481	$0.0000	$0.0000	$0.0481

September 2024	$0.0411	$0.0000	$0.0000	$0.0411

October 2024	$0.0426	$0.0000	$0.0000	$0.0426

November 2024	$0.0434	$0.0000	$0.0000	$0.0434

December 2024	$0.0418	$0.0000	$0.0000	$0.0418

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0444	$0.0000	$0.0000	$0.0444

August 2024	$0.0467	$0.0000	$0.0000	$0.0467

September 2024	$0.0399	$0.0000	$0.0000	$0.0399

October 2024	$0.0413	$0.0000	$0.0000	$0.0413

November 2024	$0.0421	$0.0000	$0.0000	$0.0421

December 2024	$0.0405	$0.0000	$0.0000	$0.0405

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0436	$0.0000	$0.0000	$0.0436

August 2024	$0.0458	$0.0000	$0.0000	$0.0458

September 2024	$0.0392	$0.0000	$0.0000	$0.0392

October 2024	$0.0404	$0.0000	$0.0000	$0.0404

November 2024	$0.0412	$0.0000	$0.0000	$0.0412

December 2024	$0.0396	$0.0000	$0.0000	$0.0396

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	43

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2024 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†	163(j) Interest Dividends (000s)†

PIMCO Short-Term Portfolio	0%	0%	$22,365	$0	$27,534

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO Short-Term Portfolio	0%

44	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	45

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	949,229,696.72	37,613,000.38

Kimberley G. Stafford†	952,414,717.16	34,427,979.95

Michael J. Berchtold	950,347,922.59	36,494,774.51

Jennifer Holden Dunbar	951,845,039.31	34,997,657.79

Kym M. Hubbard	950,843,616.44	35,999,080.66

Gary F. Kennedy	947,019,229.39	39,823,467.72

Anne K. Kratky	951,478,646.42	35,364,050.69

Steven Lipiner	949,338,055.21	37,504,641.90

Peter B. McCarthy	946,730,272.43	40,112,424.68

Ronald C. Parker	946,733,280.95	40,109,416.16

†	Interested Trustee

46	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2025.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	47

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a materially improved comparison.

48	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the five-year period ended March 31, 2024, and underperformed their respective performance indexes over the three- and ten-year periods ended March 31, 2024, and that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their performance index since inception for the period ended March 31, 2024. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	49

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and

50	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	51

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

52	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITSHTERMFSTMAR_123124

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2024

PIMCO Total Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Total Return Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023,

which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Total Return Portfolio	12/31/97	04/10/00	12/31/97	02/28/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the PIMCO Total Return Portfolio	(Cont.)

contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights	PIMCO Total Return Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

12/31/2024	$9.18	$0.39	$(0.15)	$0.24	$(0.38)	$0.00	$(0.38)

12/31/2023	8.98	0.37	0.16	0.53	(0.33)	0.00	(0.33)

12/31/2022	10.76	0.28	(1.80)	(1.52)	(0.26)	0.00	(0.26)

12/31/2021	11.59	0.23	(0.36)	(0.13)	(0.22)	(0.48)	(0.70)

12/31/2020	11.02	0.25	0.71	0.96	(0.26)	(0.13)	(0.39)
Administrative Class

12/31/2024	9.18	0.38	(0.15)	0.23	(0.37)	0.00	(0.37)

12/31/2023	8.98	0.35	0.17	0.52	(0.32)	0.00	(0.32)

12/31/2022	10.76	0.26	(1.79)	(1.53)	(0.25)	0.00	(0.25)

12/31/2021	11.59	0.21	(0.36)	(0.15)	(0.20)	(0.48)	(0.68)

12/31/2020	11.02	0.24	0.70	0.94	(0.24)	(0.13)	(0.37)
Advisor Class

12/31/2024	9.18	0.37	(0.15)	0.22	(0.36)	0.00	(0.36)

12/31/2023	8.98	0.35	0.16	0.51	(0.31)	0.00	(0.31)

12/31/2022	10.76	0.26	(1.80)	(1.54)	(0.24)	0.00	(0.24)

12/31/2021	11.59	0.20	(0.36)	(0.16)	(0.19)	(0.48)	(0.67)

12/31/2020	11.02	0.23	0.70	0.93	(0.23)	(0.13)	(0.36)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.04	2.69%	$317,027	0.64%	0.64%	0.50%	0.50%	4.28%	613%

9.18	6.09	341,064	0.60	0.60	0.50	0.50	4.13	486

8.98	(14.17)	278,918	0.52	0.52	0.50	0.50	2.90	411

10.76	(1.12)	392,304	0.50	0.50	0.50	0.50	2.10	308

11.59	8.81	160,779	0.54	0.54	0.50	0.50	2.22	514

9.04	2.53	2,207,837	0.79	0.79	0.65	0.65	4.13	613

9.18	5.93	2,361,905	0.75	0.75	0.65	0.65	3.96	486

8.98	(14.30)	2,597,117	0.67	0.67	0.65	0.65	2.76	411

10.76	(1.27)	3,426,140	0.65	0.65	0.65	0.65	1.90	308

11.59	8.65	3,980,729	0.69	0.69	0.65	0.65	2.08	514

9.04	2.43	1,942,815	0.89	0.89	0.75	0.75	4.03	613

9.18	5.83	1,950,482	0.85	0.85	0.75	0.75	3.87	486

8.98	(14.39)	1,891,377	0.77	0.77	0.75	0.75	2.67	411

10.76	(1.36)	2,346,735	0.75	0.75	0.75	0.75	1.81	308

11.59	8.54	2,615,776	0.79	0.79	0.75	0.75	1.98	514

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Statement of Assets and Liabilities	PIMCO Total Return Portfolio	December 31, 2024

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$5,920,716
Investments in Affiliates	193,006
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,505
Over the counter	18,903
Cash	1,541
Deposits with counterparty	17,591
Foreign currency, at value	5,275
Receivable for investments sold	4,286
Receivable for investments sold on a delayed-delivery basis	55
Receivable for TBA investments sold	2,588,803
Receivable for Portfolio shares sold	11,588
Interest and/or dividends receivable	32,491
Dividends receivable from Affiliates	783
Total Assets	8,796,543

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,303
Payable for short sales	47,416
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,111
Over the counter	5,572
Payable for investments purchased	46,654
Payable for investments in Affiliates purchased	835
Payable for investments purchased on a delayed-delivery basis	1,240
Payable for TBA investments purchased	4,206,349
Payable for unfunded loan commitments	526
Deposits from counterparty	12,791
Payable for Portfolio shares redeemed	1,477
Accrued investment advisory fees	948
Accrued supervisory and administrative fees	948
Accrued distribution fees	412
Accrued servicing fees	282
Total Liabilities	4,328,864

Commitments and Contingent Liabilities^

Net Assets	$4,467,679

Net Assets Consist of:

Paid in capital	$5,406,199
Distributable earnings (accumulated loss)	(938,520)

Net Assets	$4,467,679

Net Assets:

Institutional Class	$317,027
Administrative Class	2,207,837
Advisor Class	1,942,815

Shares Issued and Outstanding:

Institutional Class	35,086
Administrative Class	244,349
Advisor Class	215,015

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.04
Administrative Class	9.04
Advisor Class	9.04

Cost of investments in securities	$6,376,218
Cost of investments in Affiliates	$195,643
Cost of foreign currency held	$5,352
Proceeds received on short sales	$47,887
Cost or premiums of financial derivative instruments, net	$14,590

* Includes repurchase agreements of:	$89,500

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Total Return Portfolio

Year Ended December 31, 2024
(Amounts in thousands†)

Investment Income:

Interest	$213,825
Dividends	444
Dividends from Investments in Affiliates	9,091
Total Income	223,360

Expenses:

Investment advisory fees	11,336
Supervisory and administrative fees	11,336
Distribution and/or servicing fees - Administrative Class	3,425
Distribution and/or servicing fees - Advisor Class	4,885
Trustee fees	164
Interest expense	6,499
Miscellaneous expense	15
Total Expenses	37,660

Net Investment Income (Loss)	185,700

Net Realized Gain (Loss):

Investments in securities	(54,061)
Investments in Affiliates	(19)
Exchange-traded or centrally cleared financial derivative instruments	(25,013)
Over the counter financial derivative instruments	26,759
Short sales	15
Foreign currency	(2,844)

Net Realized Gain (Loss)	(55,163)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(81,160)
Investments in Affiliates	1,564
Exchange-traded or centrally cleared financial derivative instruments	46,122
Over the counter financial derivative instruments	9,883
Foreign currency assets and liabilities	(306)

Net Change in Unrealized Appreciation (Depreciation)	(23,897)

Net Increase (Decrease) in Net Assets Resulting from Operations	$106,640

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Statements of Changes in Net Assets	PIMCO Total Return Portfolio

(Amounts in thousands†)	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$185,700	$180,426
Net realized gain (loss)	(55,163)	(207,652)
Net change in unrealized appreciation (depreciation)	(23,897)	291,452

Net Increase (Decrease) in Net Assets Resulting from Operations	106,640	264,226

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(12,410)	(11,473)
Administrative Class	(92,245)	(85,128)
Advisor Class	(77,039)	(65,822)

Total Distributions(a)	(181,694)	(162,423)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(110,718)	(215,764)

Total Increase (Decrease) in Net Assets	(185,772)	(113,961)

Net Assets:

Beginning of year	4,653,451	4,767,412
End of year	$4,467,679	$4,653,451

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Total Return Portfolio	December 31, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 132.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Castlelake LP
2.950% due 05/13/2031 «~		$7,648	$7,046

CoreWeave Compute Acquisition Co. LLC
10.329% (TSFR3M + 6.000%) due 05/16/2029 «~µ		200	201

Databricks, Inc.
TBD% due 12/20/2030 «µ		430	427
TBD% due 12/20/2030 «		1,941	1,931

Project Alpha Intermediate Holding, Inc.
5.301% (EUR003M + 4.500%) due 07/15/2025 «~(g)	EUR	1,000	1,036

Project Hudson II
7.730% due 05/29/2026 «		$2,300	2,335

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~		1,100	1,089

Total Loan Participations and Assignments (Cost $14,652)			14,065

CORPORATE BONDS & NOTES 37.2%

BANKING & FINANCE 21.1%

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		6,800	6,512

AerCap Ireland Capital DAC
2.450% due 10/29/2026		6,450	6,179
3.000% due 10/29/2028		801	742

Alexandria Real Estate Equities, Inc.
4.500% due 07/30/2029		4,500	4,402

Ally Financial, Inc.
6.848% due 01/03/2030 •		8,000	8,297

American Assets Trust LP
3.375% due 02/01/2031		2,800	2,437

American Express Co.
5.098% due 02/16/2028 •		2,000	2,012
5.645% due 04/23/2027 •		9,000	9,098

American Tower Corp.
2.750% due 01/15/2027		13,400	12,874

Athene Global Funding
5.684% due 02/23/2026		9,000	9,077

Aviation Capital Group LLC
4.125% due 08/01/2025		14,600	14,520
5.375% due 07/15/2029		3,400	3,404

Banco Santander SA
5.552% due 03/14/2028 •		8,200	8,275
6.527% due 11/07/2027 •		4,400	4,527

Bank of America Corp.
1.197% due 10/24/2026 •		5,700	5,540
3.384% due 04/02/2026 •		1,900	1,893
3.824% due 01/20/2028 •		9,200	9,017
4.376% due 04/27/2028 •		5,250	5,195
4.948% due 07/22/2028 •		3,849	3,858
5.202% due 04/25/2029 •		1,100	1,105
5.819% due 09/15/2029 •		9,500	9,737

Bank of New York Mellon Corp.
4.975% due 03/14/2030 •		9,200	9,214

Barclays PLC
3.650% due 03/16/2025		500	499
5.910% (SOFRRATE + 1.490%) due 03/12/2028 ~		3,700	3,745
7.437% due 11/02/2033 •		4,500	4,953

BGC Group, Inc.
8.000% due 05/25/2028		5,000	5,310

Blue Owl Finance LLC
3.125% due 06/10/2031		8,100	7,108

BNP Paribas SA
2.871% due 04/19/2032 •		17,000	14,459
5.497% due 05/20/2030 •		8,400	8,414

BPCE SA
5.281% due 05/30/2029		3,500	3,509
6.612% due 10/19/2027 •		8,800	9,022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CaixaBank SA
5.673% due 03/15/2030 •		$7,000	$7,071

Cape Lookout Re Ltd.
13.874% (T-BILL 3MO + 9.590%) due 03/28/2029 ~		4,900	4,976

Capital One Financial Corp.
2.636% due 03/03/2026 •		200	199
4.985% due 07/24/2026 •		7,500	7,496

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		4,900	4,582

CI Financial Corp.
7.500% due 05/30/2029		4,700	4,922

Citibank NA
5.143% (SOFRINDX + 0.590%) due 04/30/2026 ~		7,000	7,017

Citigroup, Inc.
2.572% due 06/03/2031 •		3,905	3,405

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		8,000	7,661
5.447% due 03/05/2030 •		9,200	9,311

Corebridge Global Funding
4.650% due 08/20/2027		1,000	997

Credit Agricole SA
1.907% due 06/16/2026 •		11,300	11,137

Credit Suisse AG AT1 Claim		12,700	1,587

Crown Castle, Inc.
2.100% due 04/01/2031		6,200	5,135

CubeSmart LP
2.250% due 12/15/2028		8,200	7,388

Danske Bank AS
4.298% due 04/01/2028 •		14,000	13,800
5.427% due 03/01/2028 •		4,500	4,540

Deutsche Bank AG
3.547% due 09/18/2031 •		5,000	4,491
5.706% due 02/08/2028 •		600	607

DOC DR LLC
4.300% due 03/15/2027		1,550	1,534

EPR Properties
3.750% due 08/15/2029		4,300	3,989

European Union
2.875% due 10/05/2029	EUR	17,800	18,749

Ford Motor Credit Co. LLC
3.250% due 09/15/2025		4,900	5,083
3.375% due 11/13/2025		$6,600	6,499
4.535% due 03/06/2025	GBP	1,600	1,998

GA Global Funding Trust
1.950% due 09/15/2028		$15,400	13,765

General Motors Financial Co., Inc.
5.856% (SOFRINDX + 1.350%) due 05/08/2027 ~		9,200	9,285

GLP Capital LP
5.250% due 06/01/2025		3,200	3,201
5.750% due 06/01/2028		7,900	7,978

Goldman Sachs Bank USA
5.173% (SOFRRATE + 0.770%) due 03/18/2027 ~		7,700	7,715

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •		5,900	5,732
3.750% due 05/22/2025		10,897	10,859
5.955% (US0003M + 1.170%) due 05/15/2026 ~		8,400	8,434

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		14,000	13,299

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		11,200	10,690

GSPA Monetization Trust
6.422% due 10/09/2029		4,070	4,039

Highwoods Realty LP
4.125% due 03/15/2028		3,600	3,449

HSBC Holdings PLC
5.546% due 03/04/2030 •		4,500	4,533
6.254% due 03/09/2034 •		4,600	4,776
7.390% due 11/03/2028 •		7,200	7,633

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ING Groep NV
3.950% due 03/29/2027	$1,000	$983
4.625% due 01/06/2026	3,700	3,702

JPMorgan Chase & Co.
1.578% due 04/22/2027 •	17,000	16,328
2.182% due 06/01/2028 •	16,000	15,032
5.299% due 07/24/2029 •	9,200	9,295
6.070% due 10/22/2027 •	8,200	8,394

Kilroy Realty LP
3.050% due 02/15/2030	2,200	1,935

Lloyds Bank PLC
0.000% due 04/02/2032 þ	14,200	9,385

Lloyds Banking Group PLC
5.985% due 08/07/2027 •	3,700	3,756

Marsh & McLennan Cos., Inc.
4.650% due 03/15/2030	4,200	4,149

MassMutual Global Funding
4.300% due 10/22/2027	9,500	9,407
5.050% due 12/07/2027	7,900	7,996

Mid-America Apartments LP
2.750% due 03/15/2030	3,000	2,686

Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	1,900	1,867
1.640% due 10/13/2027 •	11,600	10,981
5.468% (SOFRRATE + 0.940%) due 02/20/2026 ~	7,400	7,406

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •	1,700	1,454
2.226% due 05/25/2026 •	12,600	12,465
5.382% due 07/10/2030 •	9,300	9,402

Morgan Stanley
4.654% due 10/18/2030 •	9,200	9,006
5.123% due 02/01/2029 •	6,100	6,118
5.173% due 01/16/2030 •	4,500	4,508
5.449% due 07/20/2029 •	9,200	9,305

Morgan Stanley Bank NA
5.328% (SOFRRATE + 0.865%) due 05/26/2028 ~	5,000	5,023
5.504% due 05/26/2028 •	3,600	3,651
5.724% (SOFRRATE + 1.080%) due 01/14/2028 ~	9,300	9,367
5.882% due 10/30/2026	5,700	5,824

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027	15,000	14,790

Nationwide Building Society
3.960% due 07/18/2030 •	3,700	3,507
6.557% due 10/18/2027 •	8,800	9,033

NatWest Group PLC
3.073% due 05/22/2028 •	2,600	2,487
5.778% due 03/01/2035 •	8,500	8,571

New York Life Global Funding
5.212% due 01/16/2026 •	7,300	7,318

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	17,000	15,992

Nomura Holdings, Inc.
2.172% due 07/14/2028	500	452
2.679% due 07/16/2030	9,400	8,185
5.734% (SOFRRATE + 1.250%) due 07/02/2027 ~	7,200	7,262
5.842% due 01/18/2028	4,400	4,494

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031	12,000	10,659

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (c)	3,700	2,507

Realty Income Corp.
3.250% due 06/15/2029	900	840
4.625% due 11/01/2025	4,100	4,097

Royal Bank of Canada
4.875% due 01/19/2027	7,200	7,229

Sanders Re Ltd.
17.284% (T-BILL 3MO + 13.000%) due 04/09/2029 ~	10,000	9,816

Santander Holdings USA, Inc.
3.450% due 06/02/2025	8,500	8,450

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		$6,375	$6,201

Scentre Group Trust
3.625% due 01/28/2026		15,900	15,677

Societe Generale SA
6.447% due 01/12/2027 •		6,100	6,174

Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		2,500	2,459
1.902% due 09/17/2028		17,000	15,253
5.464% due 01/13/2026		3,200	3,226
5.859% (SOFRRATE + 1.170%) due 07/09/2029 ~		6,700	6,795

Sun Communities Operating LP
4.200% due 04/15/2032		16,000	14,617

Ter Finance Jersey Ltd.
0.010% due 01/02/2025 «		2,300	2,299

Toronto-Dominion Bank
2.800% due 03/10/2027		8,000	7,675

UBS Group AG
4.125% due 04/15/2026		10,300	10,206
5.711% due 01/12/2027 •		4,100	4,131
6.442% due 08/11/2028 •		17,900	18,500
6.537% due 08/12/2033 •		7,500	7,954
7.000% due 02/19/2025 •(e)(f)		300	300

UniCredit SpA
2.569% due 09/22/2026 •		9,300	9,122

Ventas Realty LP
3.250% due 10/15/2026		4,100	3,991

Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	5,200	5,076
4.808% due 07/25/2028 •		$7,100	7,076
6.303% due 10/23/2029 •		11,000	11,451

Wells Fargo Bank NA
5.493% (SOFRRATE + 1.070%) due 12/11/2026 ~		9,100	9,203

Welltower OP LLC
3.100% due 01/15/2030		7,000	6,377

			943,373

INDUSTRIALS 11.0%

Abu Dhabi National Energy Co. PJSC
4.375% due 10/09/2031		7,000	6,685

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		4,200	4,060

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		10,474	10,400

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ		9,700	9,755

Amdocs Ltd.
2.538% due 06/15/2030		6,900	6,000

American Airlines Pass-Through Trust
3.000% due 04/15/2030		5,109	4,773
3.250% due 04/15/2030		2,616	2,410
3.500% due 08/15/2033		5,215	4,638

American Airlines, Inc.
5.500% due 04/20/2026		3,900	3,890

American Medical Systems Europe BV
3.375% due 03/08/2029	EUR	6,300	6,648

Amgen, Inc.
5.250% due 03/02/2030		$7,300	7,370

Bacardi Ltd.
4.450% due 05/15/2025		12,600	12,580

BAE Systems PLC
1.900% due 02/15/2031		5,300	4,386

Bayer U.S. Finance LLC
4.250% due 12/15/2025		4,700	4,671
6.125% due 11/21/2026		2,600	2,651
6.250% due 01/21/2029		5,898	6,019
6.375% due 11/21/2030		4,300	4,425
6.875% due 11/21/2053		500	505

Boeing Co.
2.750% due 02/01/2026		15,500	15,129

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bristol-Myers Squibb Co.
4.900% due 02/22/2027	$5,700	$5,749
4.900% due 02/22/2029	3,400	3,418

Broadcom, Inc.
2.600% due 02/15/2033	16,900	13,977
3.137% due 11/15/2035	13,663	11,164
3.187% due 11/15/2036	700	564
3.469% due 04/15/2034	3,597	3,119
5.050% due 07/12/2027	8,900	8,986

Centene Corp.
3.000% due 10/15/2030	1,800	1,554

Charter Communications Operating LLC
6.100% due 06/01/2029	7,600	7,750

Cheniere Energy Partners LP
3.250% due 01/31/2032	4,100	3,559

Cigna Group
5.000% due 05/15/2029	7,500	7,497

CVS Health Corp.
5.000% due 01/30/2029	6,500	6,415

Daimler Truck Finance North America LLC
5.000% due 01/15/2027	3,700	3,710

Duke University
2.682% due 10/01/2044	18,900	13,345

Emory University
2.143% due 09/01/2030	12,700	11,075

Enbridge, Inc.
5.900% due 11/15/2026	2,900	2,959

Energy Transfer LP
6.050% due 12/01/2026	4,400	4,497

Entergy Louisiana LLC
2.350% due 06/15/2032	15,500	12,923

Expedia Group, Inc.
3.250% due 02/15/2030 (i)	11,700	10,792

FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/2028	1,700	1,615

General Electric Co.
5.196% (US0003M + 0.380%) due 05/05/2026 ~	3,771	3,778

Global Payments, Inc.
1.200% due 03/01/2026	16,000	15,346

Gray Oak Pipeline LLC
3.450% due 10/15/2027	13,300	12,675

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038	2,500	2,511
6.510% due 02/23/2042	4,900	4,975

HCA, Inc.
5.200% due 06/01/2028	1,500	1,504
5.450% due 04/01/2031	2,300	2,296

Huntington Ingalls Industries, Inc.
2.043% due 08/16/2028	17,000	15,276

Hyundai Capital America
2.100% due 09/15/2028	14,200	12,729
5.300% due 01/08/2029	5,500	5,513
5.875% due 04/07/2025	14,000	14,021
6.500% due 01/16/2029	2,400	2,506

International Flavors & Fragrances, Inc.
1.832% due 10/15/2027	4,900	4,505

Melco Resorts Finance Ltd.
4.875% due 06/06/2025	1,400	1,392

MPLX LP
4.000% due 03/15/2028	6,900	6,700

National Football League
5.480% due 10/05/2028 «(g)	2,400	2,406

Nissan Motor Co. Ltd.
4.810% due 09/17/2030	16,600	15,615

NXP BV
3.875% due 06/18/2026	12,100	11,943

NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
2.667% due 10/01/2050	3,000	1,825

Oracle Corp.
4.500% due 05/06/2028	4,900	4,852
4.650% due 05/06/2030	4,900	4,831

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Paramount Global
3.700% due 06/01/2028		$1,200	$1,131

Pfizer Investment Enterprises Pte. Ltd.
4.750% due 05/19/2033		1,700	1,653

Pioneer Natural Resources Co.
5.100% due 03/29/2026		4,600	4,634

Royalty Pharma PLC
1.200% due 09/02/2025		3,000	2,927

RTX Corp.
5.750% due 11/08/2026		6,400	6,519

Sprint Spectrum Co. LLC
4.738% due 09/20/2029		863	862
5.152% due 09/20/2029		6,955	6,986

Sutter Health
3.161% due 08/15/2040		13,100	9,845

T-Mobile USA, Inc.
4.200% due 10/01/2029		8,000	7,743
4.850% due 01/15/2029		5,475	5,446

Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	2,100	1,675
6.500% due 02/09/2032	GBP	400	404
9.750% due 04/30/2028 «		1,059	1,240

United Airlines Pass-Through Trust
3.100% due 01/07/2030		$631	599
5.800% due 07/15/2037		8,897	9,105

Venture Global LNG, Inc.
9.875% due 02/01/2032		4,500	4,941

Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		9,700	9,387
4.750% due 11/13/2028		16,100	15,698

			489,657

UTILITIES 5.1%

AES Corp.
3.950% due 07/15/2030		6,400	5,904

Alliant Energy Finance LLC
5.950% due 03/30/2029		4,400	4,509

Ameren Missouri Securitization Funding LLC
4.850% due 10/01/2041		4,500	4,408

AT&T, Inc.
4.500% due 05/15/2035		15,550	14,392

Columbia Pipelines Operating Co. LLC
5.927% due 08/15/2030		3,100	3,192

DTE Energy Co.
5.100% due 03/01/2029		4,600	4,613

Duke Energy Corp.
3.750% due 04/01/2031	EUR	800	843

Duke Energy Progress LLC
2.000% due 08/15/2031		$12,000	9,943

Edison International
5.450% due 06/15/2029		9,400	9,491

EDP Finance BV
1.710% due 01/24/2028		13,300	12,085

Electricite de France SA
6.250% due 05/23/2033		5,200	5,454

Enel Finance International NV
2.500% due 07/12/2031		17,000	14,264
5.125% due 06/26/2029		8,600	8,595

Eversource Energy
5.950% due 02/01/2029		6,700	6,906

FORESEA Holding SA
7.500% due 06/15/2030		497	479

Georgia Power Co.
5.004% due 02/23/2027		4,000	4,033

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		1,100	1,038

Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028		2,100	2,041

National Grid PLC
5.602% due 06/12/2028		3,300	3,365
5.809% due 06/12/2033		3,500	3,572

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/2030	$19,000	$16,437

Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,790	2,387
2.950% due 03/01/2026	1,900	1,859
3.150% due 01/01/2026	2,400	2,359
3.300% due 03/15/2027	3,100	2,993
3.300% due 12/01/2027	200	191
3.300% due 08/01/2040	4,300	3,221
3.500% due 06/15/2025	3,300	3,277
4.200% due 03/01/2029	11,000	10,638
4.250% due 03/15/2046	1,500	1,189
4.550% due 07/01/2030	8,700	8,426
4.650% due 08/01/2028	2,000	1,972
4.750% due 02/15/2044	1,900	1,627
5.450% due 06/15/2027	3,100	3,139
6.400% due 06/15/2033	3,900	4,113

PacifiCorp
5.450% due 02/15/2034	9,300	9,246

Southern California Edison Co.
5.150% due 06/01/2029	9,200	9,262

Southern California Gas Co.
2.950% due 04/15/2027	11,300	10,874

Southwestern Electric Power Co.
4.100% due 09/15/2028	1,361	1,322

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	9,200	9,199

WEC Energy Group, Inc.
1.375% due 10/15/2027	4,525	4,132

		226,990

Total Corporate Bonds & Notes (Cost $1,727,924)		1,660,020

MUNICIPAL BONDS & NOTES 0.8%

CALIFORNIA 0.1%

University of California Revenue Bonds, Series 2020
0.883% due 05/15/2025	6,200	6,120

ILLINOIS 0.1%

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	5,000	4,454
3.007% due 01/01/2033	2,000	1,723

		6,177

LOUISIANA 0.2%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023
5.048% due 12/01/2034	6,900	6,904

NEW YORK 0.1%

New York State Urban Development Corp. Revenue Bonds, Series 2020
1.115% due 03/15/2025	2,500	2,483

TEXAS 0.2%

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020
2.246% due 11/01/2031	2,500	2,126

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	6,396	6,413

		8,539

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.151% due 06/01/2032	7,095	6,001

Total Municipal Bonds & Notes (Cost $38,591)		36,224

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 48.3%

Fannie Mae
1.933% due 08/25/2055 ~(a)	$3,612	$206
2.242% due 01/25/2031 ~(a)	14,999	955
4.300% due 11/01/2029	1,500	1,473
4.665% due 10/01/2032 •	30	30
4.750% due 07/25/2037 •	139	136
4.848% due 11/01/2035 •	4	4
4.909% due 12/25/2036 •	51	49
4.933% due 05/25/2037 •	10	10
5.000% due 04/25/2033	124	122
5.033% due 03/25/2044 •	119	119
5.093% due 09/25/2035 •	99	98
5.183% due 02/25/2042 •	3,360	3,317
5.185% due 12/01/2036 •	14	13
5.279% due 06/25/2055 •	737	727
5.841% due 09/01/2034 •	11	11
6.127% due 06/01/2043 •	156	158
6.128% due 07/01/2044 •	30	30
6.706% due 05/25/2035 ~	20	21
6.825% due 04/01/2035 •	101	102
7.000% due 06/01/2032	30	30
7.023% due 09/01/2039 •	7	7
7.086% due 05/01/2038 •	1,957	2,035
7.223% due 08/01/2035 •	93	93
7.465% due 09/01/2035 •	10	10

Freddie Mac
3.500% due 03/01/2048	1,489	1,339
4.000% due 04/01/2029 - 01/01/2041	631	602
4.500% due 03/01/2029 - 04/01/2029	302	300
4.902% due 10/15/2043 •	4,173	4,070
5.212% due 09/15/2030 •	1	1
5.319% due 08/15/2040 - 10/15/2040 •	5,589	5,489
5.432% due 05/15/2037 •	177	176
5.500% due 10/01/2034 - 07/01/2038	554	558
5.869% due 05/25/2054 •	9,001	8,917
6.000% due 02/01/2033 - 05/01/2040	926	959
6.025% due 02/25/2045 •	49	47
6.500% due 04/15/2029 - 10/01/2037	7	7
7.500% due 07/15/2030 - 03/01/2032	15	15

Ginnie Mae
2.500% due 04/20/2052	10,929	9,138
3.000% due 03/15/2045 - 08/15/2045	1,153	1,009
3.750% due 10/20/2029 - 11/20/2029 •	10	10
4.000% due 06/15/2049 - 03/15/2052	2,737	2,538
4.500% due 04/20/2048 - 05/20/2048	2,737	2,626
4.625% due 02/20/2027 - 02/20/2032 •	29	29
4.875% due 04/20/2026 ~	2	2
4.967% due 10/20/2043 •	3,138	3,020
5.000% due 07/20/2030 •	1	1
5.000% due 07/20/2049	409	403
5.055% due 01/20/2072 •	514	512
5.216% due 08/20/2066 •	11	11
5.366% due 07/20/2065 - 08/20/2065 •	8,451	8,431
5.405% due 01/20/2073 •	8,692	8,732
5.485% due 02/20/2073 - 03/20/2073 •	19,044	19,122
5.505% due 01/20/2073 •	7,688	7,751
5.536% due 10/20/2066 •	3,724	3,733
5.566% due 06/20/2066 •	1,829	1,829
5.575% due 12/20/2073 •	19,365	19,615
5.596% due 08/20/2066 •	6,107	6,109
5.625% due 12/20/2072 •	6,088	6,182
5.766% due 01/20/2066 •	1,636	1,640
6.000% due 12/15/2038 - 11/15/2039	7	7
6.522% due 04/20/2067 •	4,924	4,982
6.723% due 06/20/2067 •	223	225
7.954% due 09/20/2066 ~	8,165	8,365

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae, TBA
2.000% due 01/01/2055	$15,900	$12,719
4.000% due 01/01/2055 - 02/01/2055	3,300	3,044

Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	56,899	44,464
2.500% due 02/01/2035 - 03/01/2040	4,861	4,557
3.000% due 09/01/2027 - 05/01/2052	171,593	147,333
3.500% due 02/01/2025 - 06/01/2052	4,823	4,643
4.000% due 01/01/2026 - 10/01/2052	20,677	19,114
4.500% due 04/01/2025 - 05/01/2053	23,315	22,020
5.000% due 06/01/2025 - 07/01/2053	67,730	65,690
5.500% due 01/01/2032 - 01/01/2055	52,259	51,709
6.000% due 05/01/2033 - 02/01/2054	2,289	2,347

Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2055	25,200	20,532
3.000% due 02/01/2055	400,159	339,948
3.500% due 02/01/2055	14,000	12,382
4.000% due 02/01/2055 - 03/01/2055	318,400	291,138
4.500% due 02/01/2055 - 03/01/2055	390,600	367,168
5.000% due 01/01/2055 - 02/01/2055	227,600	219,597
5.500% due 01/01/2055 - 02/01/2055	203,700	200,946
6.000% due 02/01/2055	184,100	184,805

Total U.S. Government Agencies (Cost $2,201,327)		2,162,414

U.S. TREASURY OBLIGATIONS 17.5%

U.S. Treasury Bonds
1.375% due 11/15/2040	106,200	65,777
1.375% due 08/15/2050	14,500	7,076
1.875% due 02/15/2041	79,000	52,955
2.000% due 02/15/2050	18,100	10,515
2.250% due 05/15/2041	19,000	13,491
2.250% due 08/15/2049	17,700	10,964
2.375% due 11/15/2049	1,000	636
2.500% due 02/15/2045	9,800	6,802
2.875% due 05/15/2049	43,100	30,564
3.000% due 05/15/2042	4,300	3,376
3.000% due 11/15/2044	155,300	117,912
3.000% due 05/15/2045	27,600	20,862
3.000% due 02/15/2049	13,600	9,899
3.125% due 11/15/2041 (k)	20,500	16,504
3.125% due 08/15/2044	35,700	27,737
3.125% due 05/15/2048	2,200	1,648
3.250% due 05/15/2042	14,900	12,126
3.375% due 05/15/2044 (k)	16,300	13,216
3.375% due 11/15/2048	10,200	7,970
3.625% due 02/15/2044	2,900	2,448
3.750% due 08/15/2041 (k)	27,700	24,378
3.875% due 05/15/2043	4,700	4,138
4.250% due 08/15/2054	13,300	12,149
4.375% due 08/15/2043	10,700	10,072
4.500% due 11/15/2054	6,100	5,817
4.625% due 05/15/2044	13,300	12,898
4.625% due 05/15/2054	19,600	19,049

U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2025 (k)	2,444	2,429
0.125% due 07/15/2031 (k)	18,373	16,180
0.125% due 01/15/2032	25,850	22,417
0.125% due 02/15/2051	49,104	27,057
0.125% due 02/15/2052	5,443	2,957
0.250% due 02/15/2050	13,506	7,885
0.625% due 07/15/2032 (k)	9,561	8,548
0.625% due 02/15/2043	1,785	1,309
0.750% due 02/15/2045	26,810	19,445

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.875% due 02/15/2047		$4,969	$3,598
1.000% due 02/15/2046		533	402
1.000% due 02/15/2049		3,136	2,288
1.250% due 04/15/2028 (k)		86,822	84,611
1.375% due 02/15/2044		3,251	2,707
1.750% due 01/15/2034		1,848	1,773
1.875% due 07/15/2034		3,823	3,705
2.125% due 02/15/2054		12,342	11,435

U.S. Treasury Notes
3.875% due 08/15/2034		34,900	33,010

U.S. Treasury STRIPS
0.000% due 05/15/2042 (a)		15,100	6,274
0.000% due 08/15/2042 (a)		6,800	2,792

Total U.S. Treasury Obligations (Cost $1,015,425)			781,801

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.9%

Alba PLC
5.016% due 03/17/2039 •	GBP	4,511	5,529

American Home Mortgage Investment Trust
6.700% due 06/25/2036 þ		$11,432	1,635

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032		14,000	11,704

Banc of America Funding Trust
5.000% due 07/26/2036		19,510	3,005
5.670% due 05/25/2035 ~		88	81
6.000% due 03/25/2037		1,183	902

Banc of America Mortgage Trust
6.870% due 05/25/2033 ~		1	1

BCAP LLC Trust
4.475% due 03/26/2037 þ		113	111
4.873% due 05/25/2047 •		1,277	1,196

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~		3	3
5.125% due 01/25/2035 ~		73	62
5.233% due 04/25/2034 ~		162	144
5.251% due 07/25/2034 ~		155	143
5.251% due 01/25/2035 ~		40	38
5.957% due 01/25/2034 ~		79	76
6.039% due 11/25/2034 ~		388	354
6.500% due 04/25/2033 ~		12	12
6.530% due 02/25/2036 •		12	11

Bear Stearns ALT-A Trust
4.609% due 05/25/2036 ~		1,100	524
5.151% due 09/25/2035 ~		352	204
5.515% due 05/25/2035 ~		321	302

Bear Stearns Structured Products, Inc. Trust
4.219% due 12/26/2046 ~		448	347
5.514% due 01/26/2036 ~		545	396

Benchmark Mortgage Trust
3.458% due 03/15/2055		15,000	13,279

BIG Commercial Mortgage Trust
5.739% due 02/15/2039 •		13,691	13,671

CD Mortgage Trust
3.431% due 08/15/2050		5,900	5,677

CFCRE Commercial Mortgage Trust
3.644% due 12/10/2054		2,526	2,499

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		7,867	6,972

Chase Mortgage Finance Trust
4.587% due 01/25/2036 ~		647	581

Citigroup Mortgage Loan Trust
4.673% due 05/25/2035 ~		114	110
5.500% due 12/25/2035		1,796	891
6.849% due 09/25/2035 •		764	742
7.230% due 10/25/2035 •		32	31

Countrywide Alternative Loan Trust
4.675% due 09/20/2046 •		1,148	1,157
4.833% due 09/25/2046 •		5,233	4,982
4.853% due 05/25/2036 •		595	505
5.453% due 08/25/2035 •		2,227	1,218
6.000% due 03/25/2035		7,516	5,916
6.000% due 02/25/2037		5,545	2,225
6.000% due 08/25/2037		4,546	2,657

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
5.165% due 11/25/2034 ~		$301	$285
5.400% due 02/20/2035 ~		53	54
6.662% due 02/20/2036 •		48	41

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.912% due 07/15/2038 •		1,500	1,340

Cross Mortgage Trust
6.093% due 04/25/2069 þ		5,221	5,261

CSAIL Commercial Mortgage Trust
2.968% due 12/15/2052		7,446	6,724

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.753% due 03/25/2037 •		2,148	1,968
4.953% due 02/25/2035 •		78	77

DOLP Trust
2.956% due 05/10/2041		20,100	17,238

Ellington Financial Mortgage Trust
2.006% due 05/25/2065 ~		157	155

Eurosail PLC
4.996% due 03/13/2045 •	GBP	1	2

Extended Stay America Trust
5.591% due 07/15/2038 •		$3,083	3,089

First Horizon Alternative Mortgage Securities Trust
4.833% due 08/25/2035 ~		778	642

First Horizon Mortgage Pass-Through Trust
5.282% due 10/25/2035 ~		490	448

Great Hall Mortgages PLC
4.812% due 06/18/2039 •		131	131

GreenPoint Mortgage Funding Trust
4.813% due 09/25/2046 •		97	87

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		9,079	7,743

GS Mortgage Securities Trust
3.602% due 10/10/2049 ~		3,037	2,462

GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~		11,353	9,075

GS Mortgage-Backed Securities Trust
2.500% due 01/25/2052 ~		13,474	10,771

GSR Mortgage Loan Trust
4.648% due 11/25/2035 ~		90	78
5.330% due 09/25/2035 ~		404	383

HarborView Mortgage Loan Trust
4.921% due 05/19/2035 •		119	115
5.052% due 07/19/2035 ~		489	362
5.185% due 12/19/2035 ~		1,321	669
5.981% due 10/19/2035 •		1,246	896

Hilton USA Trust
2.828% due 11/05/2035		14,400	11,254

IndyMac INDX Mortgage Loan Trust
3.638% due 06/25/2036 ~		4,076	2,758
4.793% due 01/25/2037 •		1,125	988

JP Morgan Chase Commercial Mortgage Securities Trust
3.916% due 06/10/2042 ~		13,200	11,915
7.235% due 10/05/2040		6,800	7,120

JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		12,892	11,207
4.413% due 12/26/2037 ~		5,057	4,403
4.629% due 10/25/2036 ~		1,062	770
5.220% due 08/25/2034 ~		358	352
5.750% due 01/25/2036		313	136
5.990% due 07/25/2064 ~		1,710	1,720
6.345% due 06/25/2035 ~		20	20

JP Morgan Resecuritization Trust
4.984% due 05/26/2036 ~		8,188	5,708

Landmark Mortgage Securities PLC
5.204% due 04/17/2044 •	GBP	9,320	11,423

Manhattan West Mortgage Trust
2.130% due 09/10/2039		$16,100	14,800

MASTR Adjustable Rate Mortgages Trust
6.152% due 08/25/2034 ~		1,630	1,215

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
5.512% due 04/25/2035 ~		$648	$574

MFA Trust
2.479% due 03/25/2065 ~		2,099	2,011

Morgan Stanley Bank of America Merrill Lynch Trust
3.557% due 12/15/2047		550	549

Morgan Stanley Mortgage Capital Holdings Trust
3.397% due 09/13/2039		17,400	16,036

Morgan Stanley Mortgage Loan Trust
5.715% due 07/25/2035 ~		921	763

MortgageIT Mortgage Loan Trust
5.073% due 12/25/2035 •		492	483

New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~		12,505	10,431
6.864% due 10/25/2063 þ		6,819	6,899

Nomura Resecuritization Trust
3.175% due 11/26/2036 •		12,858	11,156

OBX Trust
3.000% due 01/25/2052 ~		13,048	10,940
6.113% due 03/25/2063 þ		5,076	5,104

One New York Plaza Trust
5.462% due 01/15/2036 •		17,300	16,522

PRET LLC
3.900% due 10/25/2063 ~		2,420	2,294

Prime Mortgage Trust
4.853% due 02/25/2034 •		15	14
4.953% due 02/25/2035 •		325	324

Residential Accredit Loans, Inc. Trust
4.653% due 05/25/2037 •		3,783	3,376
5.398% due 12/25/2035 ~		190	165
6.000% due 09/25/2036		398	312
6.500% due 09/25/2036		3,388	1,471

Residential Asset Securitization Trust
4.903% due 10/25/2035 •		811	480

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037		1,064	820

Ripon Mortgages PLC
5.427% due 08/28/2056 •	GBP	12,559	15,737

SFO Commercial Mortgage Trust
5.661% due 05/15/2038 •		$13,680	13,361

Structured Adjustable Rate Mortgage Loan Trust
4.078% due 01/25/2035 ~		162	160
4.749% due 11/25/2035 ~		3,897	2,513
4.853% due 04/25/2047 •		637	546

Structured Asset Mortgage Investments Trust
4.981% due 07/19/2035 •		392	373
5.141% due 09/19/2032 •		3	2

SunTrust Adjustable Rate Mortgage Loan Trust
5.748% due 02/25/2037 ~		528	454

Thornburg Mortgage Securities Trust
6.176% due 06/25/2047 •		2,174	1,909
6.226% due 03/25/2037 •		408	290

Towd Point Mortgage Funding
5.719% due 07/20/2053 •	GBP	8,072	10,128

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$13,797	13,143

UWM Mortgage Trust
2.500% due 12/25/2051 ~		12,706	10,157

Verus Securitization Trust
6.338% due 04/25/2069 þ		4,054	4,092

Wachovia Mortgage Loan Trust LLC
7.187% due 05/20/2036 ~		144	140

WaMu Mortgage Pass-Through Certificates Trust
3.425% due 05/25/2037 ~		1,641	1,287
4.176% due 12/25/2036 ~		129	112
4.541% due 12/25/2036 ~		3,272	2,879
4.953% due 02/25/2045 •		4,171	4,087
5.020% due 07/25/2037 ~		1,989	1,747
5.033% due 10/25/2045 •		76	74
5.895% due 01/25/2046 •		333	310

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (c)	GBP	0	1,926
5.652% due 12/21/2049 ~		6,771	8,510
6.376% due 12/21/2049 •		2,259	2,850

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.876% due 12/21/2049 •	1,179	$1,476
7.376% due 12/21/2049 •	674	840
7.876% due 12/21/2049 •	674	833

Worldwide Plaza Trust
3.526% due 11/10/2036	$6,000	4,187

Total Non-Agency Mortgage-Backed Securities (Cost $490,791)		440,625

ASSET-BACKED SECURITIES 11.6%

AUTOMOBILE SEQUENTIAL 1.0%

Ally Auto Receivables Trust
5.760% due 11/15/2026	1,868	1,870

BMW Vehicle Lease Trust
5.990% due 09/25/2026	8,323	8,379

CarMax Auto Owner Trust
4.750% due 10/15/2027	6,669	6,682
5.720% due 11/16/2026	2,218	2,223

Carvana Auto Receivables Trust
6.360% due 04/12/2027	940	942

Drive Auto Receivables Trust
5.830% due 12/15/2026	2,254	2,257

Enterprise Fleet Financing LLC
5.740% due 12/20/2026	9,100	9,179

FHF Trust
6.570% due 06/15/2028	658	666

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026	2,575	2,580

Santander Drive Auto Receivables Trust
6.310% due 07/15/2027	1,863	1,867

SFS Auto Receivables Securitization Trust
5.350% due 06/21/2027	4,063	4,072

Toyota Auto Loan Extended Note Trust
4.930% due 06/25/2036	4,600	4,644

		45,361

CMBS OTHER 3.4%

ACREC Ltd.
5.640% due 10/16/2036 •	10,928	10,934

Arbor Realty Commercial Real Estate Notes Ltd.
6.048% due 01/15/2037 •	10,910	10,918

AREIT LLC
6.624% due 06/17/2039 •	13,499	13,536

AREIT Trust
5.850% due 01/20/2037 •	9,347	9,319

FS Rialto Issuer LLC
6.503% due 01/19/2039 •	8,732	8,711

HERA Commercial Mortgage Ltd.
5.540% due 02/18/2038 •	5,863	5,872

KREF Ltd.
5.816% due 02/17/2039 •	14,708	14,783

Lument Finance Trust, Inc.
5.682% due 06/15/2039 •	7,434	7,422

MF1 LLC
7.001% due 09/17/2037 •	11,648	11,677

MF1 Ltd.
5.570% due 10/16/2036 •	12,182	12,155
5.590% due 07/16/2036 •	7,277	7,286
5.716% due 02/19/2037 •	13,798	13,798
6.196% due 12/15/2035 •	4,357	4,364

MF1 Multifamily Housing Mortgage Loan Trust
5.346% due 07/15/2036 •	556	555

Ready Capital Mortgage Financing LLC
6.219% due 01/25/2037 •	7,351	7,360
6.713% due 10/25/2039 •	6,048	6,077
6.891% due 10/25/2039 •	8,327	8,385

		153,152

HOME EQUITY OTHER 4.0%

Accredited Mortgage Loan Trust
4.713% due 09/25/2036 •	877	869

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ACE Securities Corp. Home Equity Loan Trust
4.573% due 12/25/2036 •	$1,846	$955
4.753% due 07/25/2036 •	4,642	1,365
4.893% due 08/25/2036 •	9,492	2,168

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.158% due 11/25/2035 •	1,493	1,462
5.563% due 03/25/2035 •	6,504	6,389

Argent Securities Trust
4.753% due 07/25/2036 •	15,324	4,070
4.833% due 03/25/2036 •	4,939	2,678

Bear Stearns Asset-Backed Securities Trust
4.753% due 11/25/2036 •	2,779	2,719
4.773% due 08/25/2036 •	424	406
5.578% due 02/25/2035 •	10	10

Countrywide Asset-Backed Certificates Trust
4.306% due 10/25/2046 þ	8,125	6,535
4.733% due 06/25/2047 •	5,284	4,758
4.913% due 05/25/2037 •	5,284	4,848
5.053% due 06/25/2036 •	156	156
5.353% due 09/25/2036 •	1,484	1,357

Credit-Based Asset Servicing & Securitization Trust
4.573% due 11/25/2036 •	271	122

EMC Mortgage Loan Trust
5.193% due 05/25/2040 •	51	50

Fremont Home Loan Trust
4.513% due 01/25/2037 •	56	25
5.068% due 11/25/2035 •	9,774	8,841

GSAA Home Equity Trust
5.995% due 03/25/2046 ~	5,671	2,084
6.500% due 10/25/2037	8,911	4,941

GSAMP Trust
4.633% due 06/25/2036 •	2,669	1,460

Home Equity Loan Trust
4.683% due 04/25/2037 •	5,205	4,959

JP Morgan Mortgage Acquisition Corp.
2.777% due 10/25/2035 •	1,556	1,523
5.038% due 05/25/2035 •	852	842

JP Morgan Mortgage Acquisition Trust
4.673% due 08/25/2036 •	1,855	1,351
4.933% due 08/25/2036 •	955	696

Long Beach Mortgage Loan Trust
4.773% due 05/25/2036 •	33,492	9,778

MASTR Asset-Backed Securities Trust
4.933% due 03/25/2036 •	3,312	1,969

Merrill Lynch Mortgage Investors Trust
3.938% due 03/25/2037 þ	4,028	808
4.673% due 07/25/2037 •	2,323	1,004
4.933% due 08/25/2037 •	2,150	1,089

Morgan Stanley ABS Capital, Inc. Trust
4.633% due 05/25/2037 •	6,616	5,850
4.753% due 06/25/2036 •	3,606	1,821
4.753% due 07/25/2036 •	5,745	2,087
4.953% due 08/25/2036 •	10,043	4,990

New Century Home Equity Loan Trust
5.338% due 05/25/2034 •	7,440	7,348

Newcastle Mortgage Securities Trust
5.173% due 03/25/2036 •	6,757	6,612

NovaStar Mortgage Funding Trust
4.933% due 11/25/2036 •	2,335	704

Option One Mortgage Loan Trust
4.593% due 03/25/2037 •	3,439	3,095
4.673% due 05/25/2037 •	7,312	4,340

Option One Mortgage Loan Trust Asset-Backed Certificates
5.143% due 11/25/2035 •	6,981	6,648

Ownit Mortgage Loan Trust
4.673% due 09/25/2037 •	1,801	785
4.933% due 09/25/2037 •	8,856	3,859
5.002% due 05/25/2037 •	17,907	14,295

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.578% due 03/25/2035 •	1,590	1,554

Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 þ	12,617	3,833

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securities Corp. Trust
5.053% due 02/25/2036 •		$2,333	$2,309
5.113% due 12/25/2035 •		2,016	1,725

Securitized Asset-Backed Receivables LLC Trust
4.583% due 05/25/2037 •		614	461

SG Mortgage Securities Trust
4.993% due 02/25/2036 •		2,003	991

Soundview Home Loan Trust
4.673% due 02/25/2037 •		7,409	2,012
5.353% due 10/25/2037 •		11,813	9,383

Structured Asset Securities Corp. Mortgage Loan Trust
5.353% due 05/25/2037 •		2,593	2,523

Wachovia Mortgage Loan Trust LLC
5.143% due 10/25/2035 •		4,611	4,143

WaMu Asset-Backed Certificates WaMu Trust
4.703% due 04/25/2037 •		4,826	1,794
4.753% due 01/25/2037 •		2,433	1,099

			176,548

HOME EQUITY SEQUENTIAL 0.1%

JP Morgan Mortgage Acquisition Trust
4.713% due 03/25/2037 •		511	504

Saxon Asset Securities Trust
4.793% due 10/25/2046 •		2,800	2,727

			3,231

WHOLE LOAN COLLATERAL 0.2%

Citigroup Mortgage Loan Trust
4.535% due 05/25/2036 þ		2,360	1,166

Lehman XS Trust
4.547% due 06/25/2036 •		217	228

Specialty Underwriting & Residential Finance Trust
4.753% due 11/25/2037 •		11,082	6,069

			7,463

OTHER ABS 2.9%

Anchorage Capital CLO Ltd.
6.072% due 04/22/2034 •		11,500	11,526

Avoca CLO DAC
4.139% due 10/15/2034 •	EUR	5,000	5,170

Carlyle U.S. CLO Ltd.
5.806% due 10/15/2031 •		$5,352	5,361

Catamaran CLO Ltd.
5.993% due 04/22/2030 •		5,626	5,637

Cumulus Static CLO DAC
4.223% due 11/15/2033 •	EUR	7,756	8,053

Dryden Senior Loan Fund
5.767% due 10/19/2029 •		$7,681	7,696
5.818% due 04/15/2029 •		4,594	4,603

ICG U.S. CLO Ltd.
5.525% due 10/20/2034 •		5,700	5,700

Invesco Euro CLO DAC
3.834% due 07/15/2031 •	EUR	3,600	3,725

Kubota Credit Owner Trust
5.610% due 07/15/2026		$3,132	3,142

LCM Ltd.
5.717% due 07/20/2030 •		2,486	2,487

Madison Park Funding Ltd.
5.812% due 10/18/2030 •		8,668	8,682

Man GLG Euro CLO DAC
3.576% due 12/15/2031 •	EUR	10,553	10,928

Nelnet Student Loan Trust
6.640% due 02/20/2041		$3,051	3,095
6.805% due 02/20/2041 •		2,856	2,862

Octagon Investment Partners Ltd.
5.767% due 10/20/2030 •		5,913	5,923

Pagaya AI Debt Selection Trust
6.258% due 10/15/2031		5,321	5,355
8.050% due 03/15/2030 ~		541	545

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sound Point CLO Ltd.
5.859% due 10/20/2030 •		$5,095	$5,104
5.867% due 07/25/2030 •		2,479	2,481

T-Mobile U.S. Trust
5.050% due 09/20/2029		9,200	9,270

Venture CLO Ltd.
5.929% due 07/20/2030 •		9,339	9,358
5.978% due 07/15/2031 •		4,287	4,295

			130,998

Total Asset-Backed Securities (Cost $559,923)			516,753

SOVEREIGN ISSUES 4.3%

Brazil Government International Bond
6.125% due 03/15/2034		9,200	8,603

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (c)	BRL	97,000	15,242

Chile Government International Bond
0.830% due 07/02/2031	EUR	14,400	12,663

Italy Buoni Poliennali Del Tesoro
1.300% due 05/15/2028 (d)		18,278	19,131

Ivory Coast Government International Bond
5.875% due 10/17/2031		6,200	6,023

Korea Development Bank
5.341% (SOFRRATE + 0.700%) due 10/23/2026 ~		$1,900	1,910

Mexico Government International Bond
4.000% due 08/24/2034 (d)	MXN	82,607	3,518
6.000% due 05/07/2036		$2,700	2,547

Peru Government International Bond
6.150% due 08/12/2032	PEN	18,200	4,814
6.950% due 08/12/2031		25,700	7,210
7.300% due 08/12/2033		3,000	843

Poland Government International Bond
5.125% due 09/18/2034		$4,600	4,461

Province of Ontario
3.650% due 06/02/2033	CAD	9,200	6,387

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Province of Quebec
3.600% due 09/01/2033		12,000	$8,277

Romania Government International Bond
3.624% due 05/26/2030	EUR	14,000	13,621

Saudi Government International Bond
4.750% due 01/18/2028		$9,700	9,646
4.750% due 01/16/2030		9,200	9,043

South Africa Government International Bond
7.100% due 11/19/2036		3,000	2,927
8.500% due 01/31/2037	ZAR	72,600	3,266
8.875% due 02/28/2035		157,800	7,615
10.500% due 12/21/2026		516,400	28,441

United Kingdom Gilt
4.375% due 07/31/2054	GBP	13,570	15,054

Total Sovereign Issues (Cost $210,827)			191,242

		SHARES
COMMON STOCKS 0.1%

INDUSTRIALS 0.1%

Drillco Holding Lux SA «(g)		48,286	1,213

Forsea Holding SA «		142,284	3,575

Total Common Stocks (Cost $3,811)			4,788

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%

Discover Financial Services
6.125% due 06/23/2025 •(e)		4,600,000	4,596

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(e)		6,600,000	6,551

Wells Fargo & Co.
3.900% due 03/15/2026 •(e)		3,900,000	3,789

Total Preferred Securities (Cost $15,100)			14,936

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.2%

REPURCHASE AGREEMENTS (h) 2.0%
		$89,500

U.S. TREASURY BILLS 0.2%
4.516% due 01/16/2025 - 02/06/2025 (b)(c)(k)	$8,382	8,348

Total Short-Term Instruments (Cost $97,847)		97,848

Total Investments in Securities (Cost $6,376,218)		5,920,716

	SHARES
INVESTMENTS IN AFFILIATES 4.3%

SHORT-TERM INSTRUMENTS 4.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%

PIMCO Short Asset Portfolio	16,428,847	160,904

PIMCO Short-Term Floating NAV Portfolio III	3,296,871	32,102

Total Short-Term Instruments (Cost $195,643)		193,006

Total Investments in Affiliates (Cost $195,643)		193,006

Total Investments 136.8% (Cost $6,571,861)		$6,113,722

Financial Derivative Instruments (j)(l) 0.3% (Cost or Premiums, net $14,590)		12,725

Other Assets and Liabilities, net (37.1)%		(1,658,768)

Net Assets 100.0%		$4,467,679

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

(g) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holding Lux SA			06/08/2023	$966	$1,213	0.03%
National Football League	5.480%	10/05/2028	03/14/2024	2,400	2,406	0.05
Project Alpha Intermediate Holding, Inc.	5.301%	07/15/2025	10/16/2024	1,086	1,036	0.02

				$4,452	$4,655	0.10%

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.550%	12/31/2024	01/02/2025	$43,300	U.S. Treasury Notes 4.250% due 06/30/2029	$(44,103)	$43,300	$43,311
SAL	4.280	12/31/2024	01/02/2025	3,400	U.S. Treasury Notes 4.625% due 06/15/2027	(3,474)	3,400	3,401
	4.570	01/02/2025	01/03/2025	100	U.S. Treasury Notes 4.125% due 09/30/2027	(104)	100	100
	4.600	01/02/2025	01/03/2025	42,700	U.S. Treasury Notes 3.500% due 04/30/2028	(43,784)	42,700	42,700

Total Repurchase Agreements						$(91,465)	$89,500	$89,512

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
JPS	4.250%	12/20/2024	01/31/2025	$(1,301)	$(1,303)

Total Reverse Repurchase Agreements					$(1,303)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2055	$60,900	$(47,887)	$(47,416)

Total Short Sales (1.1)%				$(47,887)	$(47,416)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$43,311	$0	$0	$43,311	$(44,103)	$(792)
JPS	0	(1,303)	0	(1,303)	1,430	127
SAL	46,201	0	0	46,201	(47,362)	(1,161)

Total Borrowings and Other Financing Transactions	$89,512	$(1,303)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(1,303)	$0	$(1,303)

Total Borrowings	$0	$0	$(1,303)	$0	$(1,303)

Payable for reverse repurchase agreements					$(1,303)

(i)	Securities with an aggregate market value of $1,430 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(65,215) at a weighted average interest rate of 5.373%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bobl February 2025 Futures	EUR 117.500	01/24/2025	25	25	$(4)	$(7)
Call - EUREX Euro-Bobl February 2025 Futures	119.250	01/24/2025	25	25	(4)	(2)
Put - EUREX Euro-Bund February 2025 Futures	135.500	01/10/2025	17	17	(8)	(37)
Call - EUREX Euro-Bund February 2025 Futures	138.500	01/10/2025	17	17	(8)	0
Put - EUREX Euro-Bund February 2025 Futures	133.500	01/24/2025	17	17	(9)	(15)
Put - EUREX Euro-Bund February 2025 Futures	134.500	01/24/2025	17	17	(8)	(25)
Call - EUREX Euro-Bund February 2025 Futures	136.500	01/24/2025	17	17	(7)	(1)
Call - EUREX Euro-Bund February 2025 Futures	138.000	01/24/2025	17	17	(8)	(1)

Total Written Options					$(56)	$(88)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Canada Government 10-Year March Futures	03/2025	469	$	40,004	$650	$49	$0
U.S. Treasury 2-Year Note March Futures	03/2025	91		18,710	(19)	0	(1)
U.S. Treasury 5-Year Note March Futures	03/2025	5,482		582,762	(3,251)	0	(514)
U.S. Treasury 10-Year Note March Futures	03/2025	4,642		504,818	(5,073)	0	(1,016)

					$(7,693)	$49	$(1,531)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bobl March Futures	03/2025	26	$	(3,174)	$22	$0	$(6)
Euro-Bund March Futures	03/2025	242		(33,450)	567	0	(105)
U.S. Treasury Long-Term Bond March Futures	03/2025	39		(4,440)	125	10	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	1,391		(154,836)	2,234	347	0

					$2,948	$357	$(111)

Total Futures Contracts					$(4,745)	$406	$(1,642)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
											Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.262%	$		2,400	$(61)	$70	$9	$0	$0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.305		EUR	10,200	60	15	75	2	0
Boeing Co.	1.000	Quarterly	12/20/2027	0.786	$		4,400	(194)	222	28	0	0
Boeing Co.	1.000	Quarterly	12/20/2029	1.093			22,300	(416)	333	(83)	0	(11)
General Electric Co.	1.000	Quarterly	06/20/2026	0.116			5,300	36	33	69	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2026	0.125			600	7	3	10	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.150		EUR	1,300	(199)	205	6	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.478	$		6,700	(24)	139	115	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.513			1,700	(4)	35	31	0	0

								$(795)	$1,055	$260	$2	$(15)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029		GBP	23,100	$403	$(551)	$(148)	$64	$0
Receive	1-Day USD-SOFR Compounded-OIS	5.160	Annual	05/31/2025	$		46,200	(2)	(159)	(161)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025			42,200	30	260	290	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028			47,480	0	1,028	1,028	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028			25,600	0	408	408	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029			70,530	(1,307)	2,240	933	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.585	Annual	10/31/2030			58,120	0	1,484	1,484	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030			27,500	0	587	587	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030			91,500	0	1,830	1,830	66	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030			3,200	0	58	58	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030			7,400	0	133	133	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030			6,300	0	112	112	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030			9,400	0	163	163	7	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.790	Annual	10/31/2031			1,300	(7)	25	18	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031			16,900	(2)	324	322	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033			25,500	0	757	757	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.734	Annual	08/15/2033			28,000	0	794	794	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	08/15/2033			13,400	0	361	361	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.754	Annual	08/15/2033			9,390	0	252	252	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033			15,600	0	408	408	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034			1,236	(4)	58	54	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052			69,300	14,010	11,754	25,764	86	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054			112,375	3,182	6,357	9,539	126	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054			5,500	0	164	164	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054			17,300	336	973	1,309	18	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027		BRL	54,600	0	(522)	(522)	0	0
Pay	1-Year BRL-CDI	11.548	Maturity	01/04/2027			218,600	0	(2,053)	(2,053)	0	(1)
Pay(6)	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		AUD	15,500	(17)	(246)	(263)	43	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		EUR	4,300	(7)	182	175	8	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029			3,000	(4)	116	112	5	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029			4,300	(7)	176	169	8	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034			2,000	(5)	9	4	4	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035			42,200	330	257	587	122	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055			53,199	252	(1,519)	(1,267)	0	(254)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		NZD	49,600	(636)	878	242	1	0
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027			3,900	3	51	54	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		AUD	26,500	(326)	596	270	72	0
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033			100	(1)	1	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034			13,900	(396)	527	131	36	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034			24,000	110	101	211	63	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		EUR	32,000	(174)	(1,048)	(1,222)	32	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027			27,400	(101)	(619)	(720)	23	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027			10,900	(515)	232	(283)	9	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029			3,600	0	5	5	0	(5)
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029			5,500	0	6	6	0	(7)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029			8,700	0	8	8	0	(12)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034			2,700	(7)	16	9	7	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		CAD	46,600	(413)	(1,045)	(1,458)	0	(51)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033			8,900	0	15	15	0	(9)
Receive(6)	CAONREPO	2.900	Semi-Annual	06/01/2033			11,900	(6)	(12)	(18)	0	(12)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033			12,800	(49)	(545)	(594)	0	(14)

								$14,670	$25,387	$40,057	$1,097	$(366)

Total Swap Agreements								$13,875	$26,442	$40,317	$1,099	$(381)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$406	$1,099	$1,505	$(88)	$(1,642)	$(381)	$(2,111)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

(k)

Securities with an aggregate market value of $63,690 and cash of $17,591 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $19 and liability of $(1) is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2025	SGD	5,822		$4,332	$67	$0
	01/2025		$606	NZD	1,028	0	(30)

BOA	01/2025	CNH	5,099		$700	5	0
	01/2025	JPY	7,352		48	1	0
	01/2025	SEK	5,705		522	6	0
	01/2025	SGD	7,971		5,918	78	0
	01/2025		$175	IDR	2,797,994	0	(2)
	01/2025		395	KRW	556,771	0	(18)
	02/2025	CNH	7,852		$1,099	28	0
	03/2025	MXN	16,294		794	22	0

BPS	01/2025	CNH	126,689		17,507	241	0
	01/2025	IDR	16,375,424		1,003	0	(12)
	01/2025	INR	301,683		3,518	0	0
	01/2025	KRW	2,422,779		1,737	96	0
	01/2025	SGD	6,724		5,004	77	0
	01/2025	TWD	167,271		5,268	183	0
	01/2025		$10,154	CNH	73,615	0	(121)
	01/2025		1,056	EUR	1,011	0	(8)
	01/2025		3,798	IDR	60,394,664	0	(71)
	01/2025		7,198	INR	608,759	0	(99)
	01/2025		1,625	KRW	2,411,817	10	0
	01/2025		3,902	PLN	15,896	0	(57)
	01/2025		2,433	TWD	78,905	0	(34)
	01/2025	ZAR	338,072		$19,112	1,221	0
	02/2025	CNH	33,116		4,571	55	0
	02/2025		$3,490	TRY	130,105	24	0
	03/2025	ILS	1,257		$350	4	0
	03/2025	KRW	2,405,593		1,625	0	(8)
	03/2025	MXN	2,984		146	4	0
	03/2025		$1,003	IDR	16,425,066	7	0
	03/2025		3,518	INR	303,242	0	(3)
	03/2025		3,410	MXN	69,964	0	(96)
	04/2025	TWD	78,448		$2,432	36	0
	05/2025	CNH	19,627		2,707	20	0

BRC	01/2025	CAD	76,867		54,596	1,096	0
	01/2025	CNH	20		3	0	0
	01/2025	GBP	65,387		82,314	464	0
	01/2025		$23,188	CAD	32,518	0	(555)
	01/2025		1,759	IDR	27,622,341	0	(52)
	01/2025		15,154	TRY	565,063	578	0
	02/2025		1,099	CNH	7,848	0	(29)
	02/2025		13,466	TRY	509,871	254	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	03/2025	ILS	4,876		$1,369	$25	$0
	03/2025	MXN	128,982		6,306	197	0
	03/2025	TRY	265		7	0	0
	03/2025		$8,052	TRY	308,749	100	0
	07/2025		1,798		81,695	146	0

BSH	01/2025	PEN	7,759		$2,075	11	0

CBK	01/2025	CAD	596		414	0	(1)
	01/2025	CNH	1,102		151	1	0
	01/2025	IDR	19,943,926		1,235	0	(1)
	01/2025	INR	2,942,597		34,510	194	0
	01/2025	KRW	9,315,386		6,743	431	0
	01/2025	PEN	16,391		4,386	26	0
	01/2025	TWD	685,773		21,537	689	0
	01/2025		$2,158	CNH	15,409	0	(58)
	01/2025		2,308	IDR	36,622,159	0	(42)
	01/2025		37,364	INR	3,160,737	0	(504)
	01/2025		1,287	KRW	1,888,414	0	(7)
	03/2025	IDR	268,577		$16	0	0
	03/2025	KRW	1,883,761		1,287	8	0
	03/2025	MXN	112		5	0	0
	03/2025		$1,235	IDR	20,002,584	0	(6)
	03/2025		34,510	INR	2,955,794	0	(246)

DUB	01/2025	KRW	8,399,098		$6,029	339	0
	01/2025		$1,496	KRW	2,114,772	0	(63)
	01/2025		1,553	PLN	6,354	0	(16)
	02/2025	THB	419		$12	0	0
	02/2025		$9,400	MXN	190,171	0	(343)
	03/2025		105	TRY	5,010	27	0

FAR	01/2025	AUD	20,895		$13,559	626	0
	01/2025	TWD	10,202		315	4	0

GLM	01/2025	KRW	3,828,888		2,786	191	0
	01/2025	MXN	24,044		1,148	1	0
	01/2025	TWD	160,737		5,005	118	0
	01/2025		$2,697	IDR	42,715,822	0	(59)
	01/2025		1,746	PLN	7,110	0	(27)
	01/2025		1,472	ZAR	27,111	0	(37)
	02/2025	THB	121		$4	0	0
	02/2025		$6,901	BRL	39,816	0	(494)
	02/2025		4,234	MXN	86,204	0	(127)
	03/2025	MXN	21,508		$1,053	34	0
	03/2025		$4,521	BRL	26,629	0	(259)
	04/2025	BRL	94,400		$16,934	1,879	0

IND	01/2025	DKK	11,098		1,569	26	0

JPM	01/2025	CNH	36,674		5,070	72	0
	01/2025	IDR	1,635,284		100	0	(1)
	01/2025	JPY	6,057		40	2	0
	01/2025	PEN	7,652		2,043	8	0
	01/2025	SGD	186		139	2	0
	01/2025	TRY	41,263		1,156	0	(7)
	01/2025	TWD	144,047		4,447	68	0
	01/2025		$227	IDR	3,592,830	0	(4)
	01/2025		5,969	INR	505,409	0	(75)
	01/2025		1,938	PLN	7,897	0	(28)
	01/2025		1,156	TRY	41,654	8	0
	03/2025		100	IDR	1,640,391	1	0
	03/2025		91	TRY	4,427	26	0
	04/2025	BRL	2,600		$463	48	0
	05/2025		$1,453	TRY	64,596	166	0

MBC	01/2025	CHF	15,856		$18,069	581	0
	01/2025	CNH	11,269		1,548	13	0
	01/2025	EUR	145,200		152,988	2,510	0
	01/2025	INR	126,950		1,482	1	0
	01/2025	KRW	11,832,257		8,518	504	0
	01/2025	SGD	63		47	1	0
	01/2025		$649	CNH	4,739	0	(3)
	01/2025		1,012	EUR	971	0	(6)
	01/2025		4,094	INR	346,367	0	(55)
	01/2025		1,118	PLN	4,562	0	(15)
	01/2025		3,790	TWD	123,294	0	(41)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	03/2025	ILS	1,554		$437	$9	$0
	03/2025		$1,482	INR	127,610	0	(3)
	04/2025	TWD	122,591		$3,790	44	0
	05/2025	CNH	15,456		2,133	17	0

MYI	01/2025	AUD	857		534	4	0
	01/2025	DKK	3,739		529	9	0
	01/2025		$995	IDR	15,720,995	0	(21)
	01/2025		874	PLN	3,548	0	(15)
	02/2025		1,278	TRY	48,360	25	0

NGF	01/2025		2,749	IDR	43,779,671	0	(43)

RYL	01/2025	CAD	12,030		$8,453	80	0
	01/2025		$1,195	AUD	1,853	0	(48)
	01/2025		1,060	GBP	835	0	(14)

SCX	01/2025	CHF	25		$28	1	0
	01/2025	CNH	18,193		2,518	39	0
	01/2025	PEN	17,462		4,686	41	0
	01/2025	SGD	2,324		1,728	26	0
	01/2025	TWD	84,683		2,644	69	0
	01/2025		$1,492	GBP	1,190	0	(2)
	01/2025		3,247	IDR	51,347,067	0	(77)
	01/2025		11,978	INR	1,013,043	0	(164)
	01/2025		327	KRW	480,124	0	(2)
	01/2025		2,001	TWD	65,250	0	(17)
	03/2025	KRW	478,913		$327	2	0
	04/2025	TWD	64,930		2,001	17	0
	05/2025	CNH	22,286		3,092	40	0

SOG	01/2025		$4,121	PLN	16,755	0	(67)

SSB	01/2025	MXN	2,964		$150	8	0

TOR	01/2025	JPY	11,611		77	3	0

UAG	01/2025	CAD	9,451		6,555	2	(25)
	01/2025		$1,975	PLN	8,026	0	(33)

Total Forward Foreign Currency Contracts						$14,097	$(4,251)

PURCHASED OPTIONS:

FOREIGN CURRENCY BARRIER OPTIONS

Counterparty	Description	Barrier Price		Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC USD versus CNH VKO @ 7.450	CNH	7.450	02/14/2025	600,000	$57	$107

MBC	Call - OTC USD versus CNH VKO @ 7.375		7.375	02/14/2025	600,000	59	203

						$116	$310

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	55,000	$52	$35

CKL	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	2.930	03/06/2025	30,100	200	4
	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	2.960	03/10/2025	30,000	190	5
	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	2.940	03/24/2025	26,900	175	8

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/18/2025	69,800	75	85

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/06/2025	85,000	0	3
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/10/2025	129,700	0	4
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/11/2025	86,100	0	3
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/12/2025	129,100	0	5
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/13/2025	129,100	0	6
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/18/2025	128,800	0	7

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.460	06/16/2025	66,400	73	61
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.570	06/20/2025	136,200	157	158
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/26/2025	127,700	140	163

							$1,062	$547

Total Purchased Options							$1,178	$857

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	1,800	$(5)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	1,800	(5)	(10)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	3,300	(9)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	3,300	(9)	(63)

CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	6,100	(46)	(9)

CKL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.958	03/06/2025	34,000	(200)	(61)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.008	03/10/2025	33,900	(190)	(83)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.948	03/24/2025	30,600	(173)	(71)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	2,100	(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	2,100	(6)	(32)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	06/18/2025	8,200	(73)	(60)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	3,200	(9)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	3,300	(9)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	3,200	(9)	(47)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	3,300	(9)	(47)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	3,100	(9)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	3,100	(9)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	3,300	(9)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	3,300	(9)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	3,400	(10)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	6,600	(20)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	3,400	(10)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	6,600	(20)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	3,300	(11)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	3,300	(11)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	3,000	(10)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	3,000	(10)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	3,300	(11)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	3,300	(11)	(9)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.243	03/06/2025	9,300	0	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.255	03/10/2025	14,300	0	(9)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/11/2025	9,500	0	(6)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.245	03/12/2025	14,200	0	(9)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/13/2025	14,200	0	(10)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.250	03/18/2025	14,200	0	(11)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	3,400	(11)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	3,400	(11)	(39)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	1,800	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	1,800	(5)	(33)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	1,800	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	1,800	(5)	(19)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	2,400	(6)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	2,400	(6)	(31)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	06/16/2025	7,800	(73)	(51)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	06/20/2025	16,000	(155)	(132)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.670	06/26/2025	15,000	(140)	(156)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	4,900	(13)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	4,900	(13)	(80)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	4,800	(13)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	4,800	(13)	(40)

RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	1,600	(4)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	1,600	(4)	(23)

Total Written Options							$(1,400)	$(1,271)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	23

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	0.805%	$14,400	$(708)	$767	$59	$0

BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	2,500	(120)	109	0	(11)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	500	(45)	41	0	(4)

BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.977	4,900	(225)	229	4	0

CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.977	3,000	(148)	150	2	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	700	(25)	22	0	(3)
	Schlumberger Oilfield U.K. Limited	1.000	Quarterly	06/20/2025	0.217	6,500	27	(1)	26	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805	3,500	(169)	183	14	0

DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805	5,200	(236)	257	21	0

GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	3,600	(135)	120	0	(15)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	1,600	(143)	128	0	(15)

JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	500	(19)	17	0	(2)

MYC	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805	17,500	(837)	908	71	0

							$(2,783)	$2,930	$197	$(50)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	iTraxx Crossover 40 5-Year 35-100% Index	5.000%	Quarterly	12/20/2028	EUR 8,100	$1,345	$72	$1,417	$0

JPM	iTraxx Crossover 40 5-Year 35-100% Index	5.000	Quarterly	12/20/2028	3,800	642	23	665	0
	iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	8,400	1,789	(119)	1,670	0

						$3,776	$(24)	$3,752	$0

Total Swap Agreements						$993	$2,906	$3,949	$(50)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$67	$0	$0	$67	$(30)	$0	$0	$(30)	$37	$0	$37
BOA	140	0	1,476	1,616	(20)	(11)	0	(31)	1,585	(1,496)	89
BPS	1,978	0	0	1,978	(509)	(63)	(15)	(587)	1,391	(1,430)	(39)
BRC	2,860	0	4	2,864	(636)	0	0	(636)	2,228	(2,000)	228
BSH	11	0	0	11	0	0	0	0	11	0	11
CBK	1,349	142	42	1,533	(865)	(9)	(3)	(877)	656	(280)	376
CKL	0	17	0	17	0	(215)	0	(215)	(198)	0	(198)
DUB	366	0	21	387	(422)	0	0	(422)	(35)	0	(35)
FAR	630	85	0	715	0	(92)	0	(92)	623	(520)	103
GLM	2,223	28	0	2,251	(1,003)	(277)	0	(1,280)	971	(1,110)	(139)
GST	0	0	0	0	0	0	(30)	(30)	(30)	0	(30)
IND	26	0	0	26	0	0	0	0	26	0	26
JPM	401	0	2,335	2,736	(115)	(122)	(2)	(239)	2,497	(2,576)	(79)
MBC	3,680	203	0	3,883	(123)	0	0	(123)	3,760	(3,191)	569
MYC	0	382	71	453	0	(339)	0	(339)	114	(60)	54
MYI	38	0	0	38	(36)	0	0	(36)	2	(79)	(77)
NGF	0	0	0	0	(43)	(120)	0	(163)	(163)	0	(163)
RYL	80	0	0	80	(62)	(23)	0	(85)	(5)	0	(5)
SCX	235	0	0	235	(262)	0	0	(262)	(27)	0	(27)
SOG	0	0	0	0	(67)	0	0	(67)	(67)	0	(67)
SSB	8	0	0	8	0	0	0	0	8	0	8
TOR	3	0	0	3	0	0	0	0	3	0	3
UAG	2	0	0	2	(58)	0	0	(58)	(56)	0	(56)

Total Over the Counter	$14,097	$857	$3,949	$18,903	$(4,251)	$(1,271)	$(50)	$(5,572)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$406	$406
Swap Agreements	0	2	0	0	1,097	1,099

	$0	$2	$0	$0	$1,503	$1,505

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,097	$0	$14,097
Purchased Options	0	0	0	310	547	857
Swap Agreements	0	3,949	0	0	0	3,949

	$0	$3,949	$0	$14,407	$547	$18,903

	$0	$3,951	$0	$14,407	$2,050	$20,408

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$88	$88
Futures	0	0	0	0	1,642	1,642
Swap Agreements	0	15	0	0	366	381

	$0	$15	$0	$0	$2,096	$2,111

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,251	$0	$4,251
Written Options	0	0	0	0	1,271	1,271
Swap Agreements	0	50	0	0	0	50

	$0	$50	$0	$4,251	$1,271	$5,572

	$0	$65	$0	$4,251	$3,367	$7,683

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	25

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$896	$896
Futures	0	0	0	0	(30,143)	(30,143)
Swap Agreements	0	(4,284)	0	0	8,518	4,234

	$0	$(4,284)	$0	$0	$(20,729)	$(25,013)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,531	$0	$13,531
Purchased Options	0	(291)	0	(412)	2,844	2,141
Written Options	0	301	0	242	7,969	8,512
Swap Agreements	0	2,575	0	0	0	2,575

	$0	$2,585	$0	$13,361	$10,813	$26,759

	$0	$(1,699)	$0	$13,361	$(9,916)	$1,746

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(32)	$(32)
Futures	0	0	0	0	24,050	24,050
Swap Agreements	0	3,168	0	0	18,936	22,104

	$0	$3,168	$0	$0	$42,954	$46,122

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,042	$0	$12,042
Purchased Options	0	0	0	459	(1,665)	(1,206)
Written Options	0	0	0	(189)	556	367
Swap Agreements	0	(1,320)	0	0	0	(1,320)

	$0	$(1,320)	$0	$12,312	$(1,109)	$9,883

	$0	$1,848	$0	$12,312	$41,845	$56,005

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,089	$12,976	$14,065
Corporate Bonds & Notes
Banking & Finance	0	941,074	2,299	943,373
Industrials	0	486,011	3,646	489,657
Utilities	0	226,990	0	226,990
Municipal Bonds & Notes
California	0	6,120	0	6,120
Illinois	0	6,177	0	6,177
Louisiana	0	6,904	0	6,904
New York	0	2,483	0	2,483
Texas	0	8,539	0	8,539
West Virginia	0	6,001	0	6,001
U.S. Government Agencies	0	2,162,414	0	2,162,414
U.S. Treasury Obligations	0	781,801	0	781,801
Non-Agency Mortgage-Backed Securities	0	440,625	0	440,625
Asset-Backed Securities
Automobile Sequential	0	45,361	0	45,361
CMBS Other	0	153,152	0	153,152
Home Equity Other	0	176,548	0	176,548
Home Equity Sequential	0	3,231	0	3,231
Whole Loan Collateral	0	7,463	0	7,463
Other ABS	0	130,998	0	130,998
Sovereign Issues	0	191,242	0	191,242

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Common Stocks
Industrials	$0	$0	$4,788	$4,788
Preferred Securities
Banking & Finance	0	14,936	0	14,936
Short-Term Instruments
Repurchase Agreements	0	89,500	0	89,500
U.S. Treasury Bills	0	8,348	0	8,348

	$0	$5,897,007	$23,709	$5,920,716

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$193,006	$0	$0	$193,006

Total Investments	$193,006	$5,897,007	$23,709	$6,113,722

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(47,416)	$0	$(47,416)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	49	1,456	0	1,505
Over the counter	0	18,903	0	18,903

	$49	$20,359	$0	$20,408

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2024

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(199)	$(1,912)	$0	$(2,111)
Over the counter	0	(5,572)	0	(5,572)

	$(199)	$(7,484)	$0	$(7,683)

Total Financial Derivative Instruments	$(150)	$12,875	$0	$12,725

Totals	$192,856	$5,862,466	$23,709	$6,079,031

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	27

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Total Return Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio managers as a team. The financial information in the form of the portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

28	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	29

Notes to Financial Statements	(Cont.)

Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that

30	PIMCO VARIABLE INSURANCE TRUST

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becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	31

Notes to Financial Statements	(Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation

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adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	33

Notes to Financial Statements	(Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$150,934	$8,410	$0	$0	$1,560	$160,904	$8,457	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$55	$515,442	$(483,380)	$(19)	$4	$32,102	$634	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks.

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When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in

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Notes to Financial Statements	(Cont.)

CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of December 31, 2024, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date.

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TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement

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Notes to Financial Statements	(Cont.)

of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if

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the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Barrier Options (“Barrier Options”) are options, which may be written or purchased, with non-standard payout structures or other features. Barrier Options are generally traded OTC. The Portfolio may invest in various types of Barrier Options including down-and-in, down-and-out and up-and-in options. Down-and-in and up-and-in options are similar to standard options, except that the option expires worthless to the purchaser of the option if the price of the underlying instrument does, or does not, reach a specific barrier price level prior to the option’s expiration date. Down-and-out options expire worthless to the purchaser of the option if the price of the underlying instrument reaches a specific barrier price level prior to the option’s expiration date.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market

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Notes to Financial Statements	(Cont.)

movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments,

may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where

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the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts

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Notes to Financial Statements	(Cont.)

received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other

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similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

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Notes to Financial Statements	(Cont.)

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying

44	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	45

Notes to Financial Statements	(Cont.)

instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30

46	PIMCO VARIABLE INSURANCE TRUST

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days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$37,916,087	$38,171,900	$824,249	$586,228

†	A zero balance may reflect actual amounts rounding to less than one thousand

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2024		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	12,639	$116,795	8,468	$76,522

Administrative Class	40,147	365,894	27,873	250,460

Advisor Class	18,432	167,844	13,781	124,164
Issued as reinvestment of distributions

Institutional Class	1,362	12,410	1,280	11,473

Administrative Class	10,118	92,245	9,468	84,958

Advisor Class	8,449	77,038	7,339	65,822
Cost of shares redeemed

Institutional Class	(16,059)	(144,732)	(3,676)	(32,876)

Administrative Class	(63,143)	(576,108)	(69,442)	(622,592)

Advisor Class	(24,288)	(222,104)	(19,402)	(173,695)

Net increase (decrease) resulting from Portfolio share transactions	(12,343)	$(110,718)	(24,311)	$(215,764)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	47

Notes to Financial Statements	(Cont.)

As of December 31, 2024, three persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 40% of the Portfolio. One of the shareholders is a related party of the Portfolio and comprises 11% of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Total Return Portfolio	$52,793	$0	$(466,661)	$0	$(524,652)	$0	$0	$(938,520)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), interest accrued on defaulted securities, and return of capital distributions from underlying funds.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Total Return Portfolio	$371,939	$152,713

†	A zero balance may reflect actual amounts rounding to less than one thousand.

48	PIMCO VARIABLE INSURANCE TRUST

December 31, 2024

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Total Return Portfolio	$6,581,439	$87,330	$(553,648)	$(466,318)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), interest accrued on defaulted securities, and return of capital distributions from underlying funds.

For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2024			December 31, 2023

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Total Return Portfolio	$181,694	$0	$0	$162,423	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	49

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Total Return Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Total Return Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2025

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

50	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc

BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank

CKL	Citibank N.A. London	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

BRL	Brazilian Real	ILS	Israeli Shekel	SEK	Swedish Krona

CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar

CHF	Swiss Franc	JPY	Japanese Yen	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira

EUR	Euro	MXN	Mexican Peso	TWD	Taiwanese Dollar

DKK	Danish Krone	NZD	New Zealand Dollar	USD (or $)	United States Dollar

GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand

Exchange Abbreviations:

EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	SOFR	Secured Overnight Financing Rate	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	SOFRINDX	Secured Overnight Financing Rate Index	TSFR3M	Term SOFR 3-Month

EUR003M	3 Month EUR Swap Rate	SONIA	Sterling Overnight Interbank Average Rate	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	TBA	To-Be-Announced

BBR	Bank Bill Rate	DAC	Designated Activity Company	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	51

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Total Return Portfolio
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0343	$0.0000	$0.0000	$0.0343

August 2024	$0.0344	$0.0000	$0.0000	$0.0344

September 2024	$0.0304	$0.0000	$0.0000	$0.0304

October 2024	$0.0330	$0.0000	$0.0000	$0.0330

November 2024	$0.0327	$0.0000	$0.0000	$0.0327

December 2024	$0.0327	$0.0000	$0.0000	$0.0327

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0331	$0.0000	$0.0000	$0.0331

August 2024	$0.0331	$0.0000	$0.0000	$0.0331

September 2024	$0.0294	$0.0000	$0.0000	$0.0294

October 2024	$0.0319	$0.0000	$0.0000	$0.0319

November 2024	$0.0315	$0.0000	$0.0000	$0.0315

December 2024	$0.0315	$0.0000	$0.0000	$0.0315

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0323	$0.0000	$0.0000	$0.0323

August 2024	$0.0323	$0.0000	$0.0000	$0.0323

September 2024	$0.0286	$0.0000	$0.0000	$0.0286

October 2024	$0.0311	$0.0000	$0.0000	$0.0311

November 2024	$0.0308	$0.0000	$0.0000	$0.0308

December 2024	$0.0308	$0.0000	$0.0000	$0.0308

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

52	PIMCO VARIABLE INSURANCE TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2024 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†	163(j) Interest Dividends (000s)†

PIMCO Total Return Portfolio	0%	0%	$153,121	$0	$165,415

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO Total Return Portfolio	0%

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	53

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

54	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	949,229,696.72	37,613,000.38

Kimberley G. Stafford†	952,414,717.16	34,427,979.95

Michael J. Berchtold	950,347,922.59	36,494,774.51

Jennifer Holden Dunbar	951,845,039.31	34,997,657.79

Kym M. Hubbard	950,843,616.44	35,999,080.66

Gary F. Kennedy	947,019,229.39	39,823,467.72

Anne K. Kratky	951,478,646.42	35,364,050.69

Steven Lipiner	949,338,055.21	37,504,641.90

Peter B. McCarthy	946,730,272.43	40,112,424.68

Ronald C. Parker	946,733,280.95	40,109,416.16

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	55

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2025.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also

56	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

requested and received supplemental information, including information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 (the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	57

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

“Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the five-year period ended March 31, 2024, and underperformed their respective performance indexes over the three- and ten-year periods ended March 31, 2024, and that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their performance index since inception for the period ended March 31, 2024. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different

58	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	59

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded

60	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	61

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITTOTRETFSTMAR_123124

Item 8.   Changes in and Disagreements with Accountant for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.   Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included with the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.  Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.  Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19.  Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes—Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes—Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	February 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	February 27, 2025

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	February 27, 2025